UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06243

Franklin Strategic Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 4/30

Date of reporting period: 10/31/24

Item 1. Reports to Stockholders.

a.)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

b.)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not Applicable.

Franklin Growth Opportunities Fund
Class A [FGRAX]
Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about Franklin Growth Opportunities Fund for the period May 1, 2024, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$48	0.89%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$4,588,362,911
Total Number of Portfolio Holdings*	88
Portfolio Turnover Rate	8.96%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Growth Opportunities Fund	PAGE 1	462-STSR-1224

Franklin Growth Opportunities Fund
Class C [FKACX]
Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about Franklin Growth Opportunities Fund for the period May 1, 2024, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$88	1.64%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$4,588,362,911
Total Number of Portfolio Holdings*	88
Portfolio Turnover Rate	8.96%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Growth Opportunities Fund	PAGE 1	562-STSR-1224

Franklin Growth Opportunities Fund
Class R [FKARX]
Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about Franklin Growth Opportunities Fund for the period May 1, 2024, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$61	1.14%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$4,588,362,911
Total Number of Portfolio Holdings*	88
Portfolio Turnover Rate	8.96%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Growth Opportunities Fund	PAGE 1	862-STSR-1224

Franklin Growth Opportunities Fund
Class R6 [FOPPX]
Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about Franklin Growth Opportunities Fund for the period May 1, 2024, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$31	0.57%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$4,588,362,911
Total Number of Portfolio Holdings*	88
Portfolio Turnover Rate	8.96%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Growth Opportunities Fund	PAGE 1	352-STSR-1224

Franklin Growth Opportunities Fund
Advisor Class [FRAAX]
Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about Franklin Growth Opportunities Fund for the period May 1, 2024, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$34	0.64%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$4,588,362,911
Total Number of Portfolio Holdings*	88
Portfolio Turnover Rate	8.96%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Growth Opportunities Fund	PAGE 1	662-STSR-1224

Franklin Small Cap Growth Fund
Class A [FSGRX]
Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about Franklin Small Cap Growth Fund for the period May 1, 2024, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$54	1.04%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$2,758,042,092
Total Number of Portfolio Holdings*	125
Portfolio Turnover Rate	9.15%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small Cap Growth Fund	PAGE 1	465-STSR-1224

Franklin Small Cap Growth Fund
Class C [FCSGX]
Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about Franklin Small Cap Growth Fund for the period May 1, 2024, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$93	1.79%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$2,758,042,092
Total Number of Portfolio Holdings*	125
Portfolio Turnover Rate	9.15%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small Cap Growth Fund	PAGE 1	565-STSR-1224

Franklin Small Cap Growth Fund
Class R [FSSRX]
Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about Franklin Small Cap Growth Fund for the period May 1, 2024, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$67	1.29%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$2,758,042,092
Total Number of Portfolio Holdings*	125
Portfolio Turnover Rate	9.15%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small Cap Growth Fund	PAGE 1	865-STSR-1224

Franklin Small Cap Growth Fund
Class R6 [FSMLX]
Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about Franklin Small Cap Growth Fund for the period May 1, 2024, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$34	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$2,758,042,092
Total Number of Portfolio Holdings*	125
Portfolio Turnover Rate	9.15%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small Cap Growth Fund	PAGE 1	335-STSR-1224

Franklin Small Cap Growth Fund
Advisor Class [FSSAX]
Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about Franklin Small Cap Growth Fund for the period May 1, 2024, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$41	0.79%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$2,758,042,092
Total Number of Portfolio Holdings*	125
Portfolio Turnover Rate	9.15%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small Cap Growth Fund	PAGE 1	665-STSR-1224

Franklin Small-Mid Cap Growth Fund
Class A [FRSGX]
Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about Franklin Small-Mid Cap Growth Fund for the period May 1, 2024, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$45	0.85%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,961,125,238
Total Number of Portfolio Holdings*	105
Portfolio Turnover Rate	21.22%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small-Mid Cap Growth Fund	PAGE 1	198-STSR-1224

Franklin Small-Mid Cap Growth Fund
Class C [FRSIX]
Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about Franklin Small-Mid Cap Growth Fund for the period May 1, 2024, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$83	1.59%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,961,125,238
Total Number of Portfolio Holdings*	105
Portfolio Turnover Rate	21.22%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small-Mid Cap Growth Fund	PAGE 1	298-STSR-1224

Franklin Small-Mid Cap Growth Fund
Class R [FSMRX]
Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about Franklin Small-Mid Cap Growth Fund for the period May 1, 2024, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$57	1.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,961,125,238
Total Number of Portfolio Holdings*	105
Portfolio Turnover Rate	21.22%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small-Mid Cap Growth Fund	PAGE 1	898-STSR-1224

Franklin Small-Mid Cap Growth Fund
Class R6 [FMGGX]
Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about Franklin Small-Mid Cap Growth Fund for the period May 1, 2024, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$26	0.50%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,961,125,238
Total Number of Portfolio Holdings*	105
Portfolio Turnover Rate	21.22%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small-Mid Cap Growth Fund	PAGE 1	318-STSR-1224

Franklin Small-Mid Cap Growth Fund
Advisor Class [FSGAX]
Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about Franklin Small-Mid Cap Growth Fund for the period May 1, 2024, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$31	0.60%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,961,125,238
Total Number of Portfolio Holdings*	105
Portfolio Turnover Rate	21.22%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small-Mid Cap Growth Fund	PAGE 1	698-STSR-1224

Franklin Biotechnology Discovery Fund
Class A [FBDIX]
Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about Franklin Biotechnology Discovery Fund for the period May 1, 2024, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$53	1.01%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$896,599,561
Total Number of Portfolio Holdings*	98
Portfolio Turnover Rate	11.92%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Biotechnology Discovery Fund	PAGE 1	402-STSR-1224

Franklin Biotechnology Discovery Fund
Class C [FBTDX]
Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about Franklin Biotechnology Discovery Fund for the period May 1, 2024, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$93	1.76%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$896,599,561
Total Number of Portfolio Holdings*	98
Portfolio Turnover Rate	11.92%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Biotechnology Discovery Fund	PAGE 1	242-STSR-1224

Franklin Biotechnology Discovery Fund
Class R6 [FRBRX]
Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about Franklin Biotechnology Discovery Fund for the period May 1, 2024, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$35	0.66%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$896,599,561
Total Number of Portfolio Holdings*	98
Portfolio Turnover Rate	11.92%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Biotechnology Discovery Fund	PAGE 1	342-STSR-1224

Franklin Biotechnology Discovery Fund
Advisor Class [FTDZX]
Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about Franklin Biotechnology Discovery Fund for the period May 1, 2024, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$40	0.76%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$896,599,561
Total Number of Portfolio Holdings*	98
Portfolio Turnover Rate	11.92%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Biotechnology Discovery Fund	PAGE 1	42-STSR-1224

Franklin Natural Resources Fund
Class A [FRNRX]
Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about Franklin Natural Resources Fund for the period May 1, 2024, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$49	0.99%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$337,872,240
Total Number of Portfolio Holdings*	93
Portfolio Turnover Rate	5.20%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Natural Resources Fund	PAGE 1	403-STSR-1224

Franklin Natural Resources Fund
Class C [FNCRX]
Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about Franklin Natural Resources Fund for the period May 1, 2024, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$87	1.74%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$337,872,240
Total Number of Portfolio Holdings*	93
Portfolio Turnover Rate	5.20%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Natural Resources Fund	PAGE 1	503-STSR-1224

Franklin Natural Resources Fund
Class R6 [FNCSX]
Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about Franklin Natural Resources Fund for the period May 1, 2024, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$30	0.61%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$337,872,240
Total Number of Portfolio Holdings*	93
Portfolio Turnover Rate	5.20%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Natural Resources Fund	PAGE 1	803-STSR-1224

Franklin Natural Resources Fund
Advisor Class [FNRAX]
Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about Franklin Natural Resources Fund for the period May 1, 2024, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$37	0.74%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$337,872,240
Total Number of Portfolio Holdings*	93
Portfolio Turnover Rate	5.20%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Natural Resources Fund	PAGE 1	613-STSR-1224

Franklin Core Plus Bond Fund
Class A [FRSTX]
Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about Franklin Core Plus Bond Fund (previously known as Franklin Strategic Income Fund) for the period  May 1, 2024, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$48	0.93%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$2,569,415,815
Total Number of Portfolio Holdings*	701
Portfolio Turnover Rate	53.06%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Core Plus Bond Fund	PAGE 1	194-STSR-1224

Franklin Core Plus Bond Fund
Class C [FSGCX]
Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about Franklin Core Plus Bond Fund (previously known as Franklin Strategic Income Fund) for the period  May 1, 2024, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$69	1.33%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$2,569,415,815
Total Number of Portfolio Holdings*	701
Portfolio Turnover Rate	53.06%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Core Plus Bond Fund	PAGE 1	294-STSR-1224

Franklin Core Plus Bond Fund
Class R [FKSRX]
Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about Franklin Core Plus Bond Fund (previously known as Franklin Strategic Income Fund) for the period  May 1, 2024, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$61	1.18%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$2,569,415,815
Total Number of Portfolio Holdings*	701
Portfolio Turnover Rate	53.06%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Core Plus Bond Fund	PAGE 1	894-STSR-1224

Franklin Core Plus Bond Fund
Class R6 [FGKNX]
Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about Franklin Core Plus Bond Fund (previously known as Franklin Strategic Income Fund) for the period  May 1, 2024, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$29	0.56%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$2,569,415,815
Total Number of Portfolio Holdings*	701
Portfolio Turnover Rate	53.06%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Core Plus Bond Fund	PAGE 1	314-STSR-1224

Franklin Core Plus Bond Fund
Advisor Class [FKSAX]
Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about Franklin Core Plus Bond Fund (previously known as Franklin Strategic Income Fund) for the period  May 1, 2024, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$35	0.68%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$2,569,415,815
Total Number of Portfolio Holdings*	701
Portfolio Turnover Rate	53.06%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Core Plus Bond Fund	PAGE 1	694-STSR-1224

Item 2. Code of Ethics. N/A

Item 3. Audit Committee Financial Expert. N/A

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments.

(a) Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b) N/A

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Franklin
Strategic Series
Financial Statements and Other Important Information
Semi-Annual | October 31, 2024
Franklin Growth Opportunities Fund
Franklin Small Cap Growth Fund
Franklin Small-Mid Cap Growth Fund

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedules of Investments 2
Financial Statements 31
Notes to Financial Statements 36
Changes In and Disagreements with Accountants 58
Results of Meeting(s) of Shareholders 58
Remuneration Paid to Directors, Officers and Others 58
Board Approval of Management and Subadvisory Agreements 58

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended October
31, 2024
(unaudited)
Year Ended April 30,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $45.99 $39.15 $43.14 $56.25 $39.60 $39.57
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.05) (0.20) (0.12) (0.28) (0.26) (0.14)
Net realized and unrealized gains (losses) 6.16 12.81 (2.19) (7.76) 20.03 3.59
Total from investment operations ........ 6.11 12.61 (2.31) (8.04) 19.77 3.45
Less distributions from:
Net realized gains ................. — (5.77) (1.68) (5.07) (3.12) (3.42)
Net asset value, end of period .......... $52.10 $45.99 $39.15 $43.14 $56.25 $39.60
Total return
c
....................... 13.29% 33.49% (4.98)% (16.57)% 50.64% 8.90%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates ......................... 0.89% 0.91% 0.95% 0.90% 0.91% 0.95%
Expenses net of waiver and payments by
affiliates ......................... 0.89%
e
0.91%
e,f
0.94%
f
0.89%
f
0.91%
e,f
0.95%
e,f
Net investment (loss) ................ (0.18)% (0.45)% (0.30)% (0.49)% (0.51)% (0.35)%
Supplemental data
Net assets , end of period (000’s) ........ $3,727,092 $3,453,647 $2,765,017 $3,215,834 $4,203,693 $2,883,392
Portfolio turnover rate ................ 8.96% 27.49% 16.52%
g
17.20% 17.54% 19.47%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended October
31, 2024
(unaudited)
Year Ended April 30,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $31.99 $28.86 $32.55 $43.87 $31.61 $32.47
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.17) (0.38) (0.30) (0.54) (0.50) (0.35)
Net realized and unrealized gains (losses) 4.28 9.28 (1.71) (5.71) 15.88 2.91
Total from investment operations ........ 4.11 8.90 (2.01) (6.25) 15.38 2.56
Less distributions from:
Net realized gains ................. — (5.77) (1.68) (5.07) (3.12) (3.42)
Net asset value, end of period .......... $36.10 $31.99 $28.86 $32.55 $43.87 $31.61
Total return
c
....................... 12.85% 32.52% (5.69)% (17.20)% 49.47% 8.10%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates ......................... 1.64% 1.66% 1.70% 1.65% 1.66% 1.70%
Expenses net of waiver and payments by
affiliates ......................... 1.64%
e
1.66%
e,f
1.69%
f
1.64%
f
1.66%
e,f
1.70%
e,f
Net investment (loss) ................ (0.93)% (1.18)% (1.05)% (1.23)% (1.26)% (1.10)%
Supplemental data
Net assets , end of period (000’s) ........ $90,627 $87,686 $119,070 $158,895 $278,804 $216,757
Portfolio turnover rate ................ 8.96% 27.49% 16.52%
g
17.20% 17.54% 19.47%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a
Six Months
Ended October
31, 2024
(unaudited)
Year Ended April 30,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $41.85 $36.13 $40.06 $52.69 $37.32 $37.57
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.10) (0.29) (0.20) (0.39) (0.36) (0.22)
Net realized and unrealized gains (losses) 5.59 11.78 (2.05) (7.17) 18.85 3.39
Total from investment operations ........ 5.49 11.49 (2.25) (7.56) 18.49 3.17
Less distributions from:
Net realized gains ................. — (5.77) (1.68) (5.07) (3.12) (3.42)
Net asset value, end of period .......... $47.34 $41.85 $36.13 $40.06 $52.69 $37.32
Total return
c
....................... 13.12% 33.18% (5.21)% (16.79)% 50.26% 8.64%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates ......................... 1.14% 1.16% 1.20% 1.15% 1.15% 1.20%
Expenses net of waiver and payments by
affiliates ......................... 1.14%
e
1.16%
e,f
1.19%
f
1.14%
f
1.15%
e,f
1.20%
e,f
Net investment (loss) ................ (0.43)% (0.70)% (0.55)% (0.73)% (0.75)% (0.60)%
Supplemental data
Net assets , end of period (000’s) ........ $31,719 $28,933 $22,664 $27,009 $40,396 $31,060
Portfolio turnover rate ................ 8.96% 27.49% 16.52%
g
17.20% 17.54% 19.47%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a
Six Months
Ended October
31, 2024
(unaudited)
Year Ended April 30,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $53.82 $44.87 $48.98 $63.06 $43.97 $43.42
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.04 (0.05) 0.02 (0.10) (0.10) 0.01
Net realized and unrealized gains (losses) 7.20 14.77 (2.45) (8.91) 22.31 3.96
Total from investment operations ........ 7.24 14.72 (2.43) (9.01) 22.21 3.97
Less distributions from:
Net realized gains ................. — (5.77) (1.68) (5.07) (3.12) (3.42)
Net asset value, end of period .......... $61.06 $53.82 $44.87 $48.98 $63.06 $43.97
Total return
c
....................... 13.46% 33.94% (4.62)% (16.32)% 51.13% 9.34%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates ......................... 0.57% 0.58% 0.59% 0.57% 0.57% 0.59%
Expenses net of waiver and payments by
affiliates ......................... 0.57%
e
0.58%
e,f
0.58%
f
0.57%
e,f
0.57%
e,f
0.59%
e,f
Net investment income (loss) .......... 0.14% (0.11)% 0.05% (0.16)% (0.17)% 0.01%
Supplemental data
Net assets , end of period (000’s) ........ $410,720 $375,777 $449,119 $461,475 $563,918 $383,208
Portfolio turnover rate ................ 8.96% 27.49% 16.52%
g
17.20% 17.54% 19.47%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a
Six Months
Ended October
31, 2024
(unaudited)
Year Ended April 30,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $52.54 $43.96 $48.07 $62.01 $43.31 $42.87
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.02 (0.10) (0.02) (0.15) (0.14) (0.04)
Net realized and unrealized gains (losses) 7.03 14.45 (2.41) (8.72) 21.96 3.90
Total from investment operations ........ 7.05 14.35 (2.43) (8.87) 21.82 3.86
Less distributions from:
Net realized gains ................. — (5.77) (1.68) (5.07) (3.12) (3.42)
Net asset value, end of period .......... $59.59 $52.54 $43.96 $48.07 $62.01 $43.31
Total return
c
....................... 13.42% 33.80% (4.71)% (16.37)% 51.01% 9.20%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates ......................... 0.64% 0.66% 0.69% 0.65% 0.66% 0.70%
Expenses net of waiver and payments by
affiliates ......................... 0.64%
e
0.66%
e,f
0.68%
f
0.64%
f
0.66%
e,f
0.70%
e,f
Net investment income (loss) .......... 0.06% (0.19)% (0.05)% (0.24)% (0.26)% (0.10)%
Supplemental data
Net assets , end of period (000’s) ........ $328,205 $291,914 $325,234 $636,524 $643,449 $467,727
Portfolio turnover rate ................ 8.96% 27.49% 16.52%
g
17.20% 17.54% 19.47%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Strategic Series
Schedule of Investments (unaudited), October 31, 2024
Franklin Growth Opportunities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.7%
Aerospace & Defense 2.7%
a
Axon Enterprise, Inc. ................................. United States 218,188 $ 92,402,618
a,b,c
Space Exploration Technologies Corp. , A .................. United States 142,857 15,999,984
a
Standardaero, Inc. .................................. United States 500,100 14,427,885
122,830,487
Beverages 0.5%
a
Monster Beverage Corp. .............................. United States 409,808 21,588,685
Biotechnology 1.1%
a
Vaxcyte, Inc. ....................................... United States 480,843 51,137,653
Broadline Retail 6.3%
a
Amazon.com, Inc. ................................... United States 1,547,369 288,429,582
Building Products 1.4%
Trane Technologies plc ............................... United States 169,034 62,569,625
Capital Markets 3.6%
Ares Management Corp. , A ............................ United States 505,173 84,707,409
MSCI, Inc. , A ....................................... United States 55,681 31,804,987
S&P Global, Inc. .................................... United States 100,764 48,402,995
164,915,391
Chemicals 1.6%
Linde plc .......................................... United States 156,596 71,431,265
Commercial Services & Supplies 1.4%
a,b,c
Celonis SE ........................................ Germany 4,619 1,271,159
a,b,c
Celonis SE , D ...................................... Germany 25,571 7,037,195
Republic Services, Inc. , A ............................. United States 288,276 57,078,648
65,387,002
Construction Materials 0.7%
Martin Marietta Materials, Inc. .......................... United States 57,275 33,926,274
Electrical Equipment 0.8%
Eaton Corp. plc ..................................... United States 112,746 37,384,319
Entertainment 2.3%
a
Netflix, Inc. ........................................ United States 83,501 63,129,261
a
ROBLOX Corp. , A ................................... United States 805,883 41,680,269
104,809,530
Financial Services 2.9%
Mastercard, Inc. , A .................................. United States 263,399 131,591,506
Food Products 0.8%
a
Freshpet, Inc. ...................................... United States 292,059 38,709,500
Ground Transportation 1.4%
a
Uber Technologies, Inc. ............................... United States 912,045 65,712,842
Health Care Equipment & Supplies 2.8%
a
Dexcom, Inc. ....................................... United States 278,303 19,614,795
a
IDEXX Laboratories, Inc. .............................. United States 71,447 29,073,213
a
Intuitive Surgical, Inc. ................................ United States 156,165 78,682,174
127,370,182
Health Care Providers & Services 2.8%
McKesson Corp. .................................... United States 71,346 35,715,094
UnitedHealth Group, Inc. .............................. United States 167,952 94,808,904
130,523,998

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure 2.9%
a
Chipotle Mexican Grill, Inc. , A .......................... United States 1,476,013 $ 82,317,245
Wingstop, Inc. ...................................... United States 176,407 50,750,530
133,067,775
Household Durables 0.6%
DR Horton, Inc. ..................................... United States 153,236 25,896,884
Interactive Media & Services 8.7%
Alphabet, Inc. , C .................................... United States 511,217 88,282,064
Meta Platforms, Inc. , A ............................... United States 488,509 277,267,938
a
Pinterest, Inc. , A .................................... United States 1,107,612 35,210,985
400,760,987
IT Services 2.2%
a,b,c
Canva, Inc. , A ...................................... Australia 3,094 4,160,421
a,b,c
Canva, Inc. , B ...................................... Australia 11,829 15,906,148
a
Gartner, Inc. ....................................... United States 105,333 52,929,833
a
MongoDB, Inc. , A ................................... United States 102,361 27,678,414
100,674,816
Leisure Products 1.4%
a,b,c
Fanatics Holdings, Inc. ............................... United States 1,029,939 65,918,424
Life Sciences Tools & Services 3.4%
Danaher Corp. ..................................... United States 171,885 42,225,269
a
Tempus AI, Inc. ..................................... United States 784,529 35,005,684
a,d
Tempus AI, Inc. , A ................................... United States 71,700 3,199,254
Thermo Fisher Scientific, Inc. .......................... United States 59,271 32,380,933
West Pharmaceutical Services, Inc. ...................... United States 139,817 43,053,849
155,864,989
Machinery 0.7%
Parker-Hannifin Corp. ................................ United States 49,926 31,656,579
Personal Care Products 1.6%
a
BellRing Brands, Inc. ................................. United States 671,117 44,179,632
a
Oddity Tech Ltd. , A .................................. Israel 761,401 29,230,184
73,409,816
Pharmaceuticals 3.4%
AstraZeneca plc , ADR ................................ United Kingdom 345,357 24,572,150
Eli Lilly & Co. ...................................... United States 156,270 129,663,470
154,235,620
Professional Services 2.3%
TransUnion ........................................ United States 603,718 61,156,634
Verisk Analytics, Inc. , A ............................... United States 168,999 46,427,405
107,584,039
Real Estate Management & Development 0.5%
a
CoStar Group, Inc. .................................. United States 314,183 22,869,381
Semiconductors & Semiconductor Equipment 15.2%
Analog Devices, Inc. ................................. United States 170,129 37,957,481
a
ARM Holdings plc , ADR .............................. United States 189,618 26,793,023
ASML Holding NV , ADR .............................. Netherlands 16,593 11,159,622
Broadcom, Inc. ..................................... United States 429,392 72,897,880
a
Lattice Semiconductor Corp. ........................... United States 508,181 25,744,450
Monolithic Power Systems, Inc. ......................... United States 123,201 93,546,519

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp. ...................................... United States 3,240,130 $ 430,159,659
698,258,634
Software 17.0%
a
Adobe, Inc. ........................................ United States 36,985 17,681,789
a,b,c
ClearMotion, Inc. .................................... United States 6,309,366 582,884
a
Confluent, Inc. , A .................................... United States 299,634 7,841,422
a
Crowdstrike Holdings, Inc. , A ........................... United States 162,671 48,292,140
a
Datadog, Inc. , A .................................... United States 105,681 13,256,625
a
Fair Isaac Corp. .................................... United States 43,192 86,086,407
a,b
Fortinet, Inc. ....................................... United States 810,440 —
a
HubSpot, Inc. ...................................... United States 22,973 12,745,191
Intuit, Inc. ......................................... United States 49,534 30,230,600
Microsoft Corp. ..................................... United States 538,088 218,652,059
a
Monday.com Ltd. .................................... United States 110,435 32,453,533
Oracle Corp. ....................................... United States 299,904 50,335,887
Roper Technologies, Inc. .............................. United States 43,938 23,626,781
Salesforce, Inc. ..................................... United States 117,529 34,244,425
a
ServiceNow, Inc. .................................... United States 104,088 97,113,063
a
Synopsys, Inc. ..................................... United States 116,156 59,658,883
a
Tyler Technologies, Inc. ............................... United States 75,967 46,004,855
778,806,544
Specialty Retail 0.5%
a
AutoZone, Inc. ..................................... United States 7,878 23,704,902
Technology Hardware, Storage & Peripherals 5.2%
Apple, Inc. ........................................ United States 1,054,760 238,280,832
Total Common Stocks (Cost $ 1,812,535,256 ) ..................................
4,529,308,063
Convertible Preferred Stocks 0.7%
Software 0.7%
a,b,c
Databricks, Inc. , G .................................. United States 338,280 24,863,580
a,b,c
OneTrust LLC , C .................................... United States 517,056 8,236,707
33,100,287
Total Convertible Preferred Stocks (Cost $ 30,139,628 ) .........................
33,100,287
Preferred Stocks 0.4%
Commercial Services & Supplies 0.2%
a,b,c
Optoro, Inc. , E ..................................... United States 556,026 9,048,668
a
Software 0.2%
a,b,c
ClearMotion, Inc. , A-3 ................................ United States 417,667 51,553
a,b,c
ClearMotion, Inc. , A-4 ................................ United States 2,606,463 299,483
a,b,c
Tanium, Inc. , G ..................................... United States 805,800 6,839,559
7,190,595
Total Preferred Stocks (Cost $ 15,194,325 ) ....................................
16,239,263

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a a
Country Shares
a
Value
a a a a a a
Escrows and Litigation Trusts 0.0%
a,b
Wheels Up Experience, Inc., Escrow Account .............. United States 10,278 $ —
Total Escrows and Litigation Trusts (Cost $ – ) .................................
—
Total Long Term Investments (Cost $ 1,857,869,209 ) ...........................
4,578,647,613
a
Short Term Investments 0.4%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.3%
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 4.582% .. United States 15,990,327 15,990,327
Total Money Market Funds (Cost $ 15,990,327 ) ................................
15,990,327
g
Investments from Cash Collateral Received for
Loaned Securities 0.1%
Money Market Funds 0.1%
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 4.582% .. United States 3,166,650 3,166,650
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 3,166,650 ) ..........................................................
3,166,650
Total Short Term Investments (Cost $ 19,156,977 ) ..............................
19,156,977
a
Total Investments (Cost $ 1,877,026,186 ) 100.2% ..............................
$4,597,804,590
Other Assets, less Liabilities (0.2) % .........................................
(9,441,679)
Net Assets 100.0% .........................................................
$4,588,362,911
a a a
See Abbreviations on page 57 .
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
c
See Note 6 regarding restricted securities.
d
A portion or all of the security is on loan at October 31, 2024. See Note 1(c).
e
See Note 3(f) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(c) regarding securities on loan.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a
Six Months
Ended October
31, 2024
(unaudited)
Year Ended April 30,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.93 $17.19 $17.78 $30.08 $18.85 $21.46
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.07) (0.09) (0.09) (0.14) (0.18) (0.11)
Net realized and unrealized gains (losses) 1.64 3.83 (0.40) (7.89) 14.24 (1.07)
Total from investment operations ........ 1.57 3.74 (0.49) (8.03) 14.06 (1.18)
Less distributions from:
Net realized gains ................. — — (0.10) (4.27) (2.83) (1.43)
Net asset value, end of period .......... $22.50 $20.93 $17.19 $17.78 $30.08 $18.85
Total return
c
....................... 7.50% 21.76% (2.73)% (29.53)% 76.43% (6.25)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates ......................... 1.05% 1.08% 1.11% 1.03% 1.03% 1.07%
Expenses net of waiver and payments by
affiliates ......................... 1.04% 1.07%
e
1.10%
e
1.03%
e,f
1.02%
e
1.06%
e
Net investment (loss) ................ (0.62)% (0.48)% (0.54)% (0.54)% (0.69)% (0.51)%
Supplemental data
Net assets , end of period (000’s) ........ $921,696 $881,445 $763,871 $860,536 $1,244,591 $686,791
Portfolio turnover rate ................ 9.15%
g
15.99% 16.86% 30.88% 47.80% 35.29%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 9 for current period information.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a
Six Months
Ended October
31, 2024
(unaudited)
Year Ended April 30,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.32 $11.84 $12.37 $22.57 $14.69 $17.15
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.10) (0.16) (0.15) (0.25) (0.29) (0.21)
Net realized and unrealized gains (losses) 1.12 2.64 (0.28) (5.68) 11.00 (0.82)
Total from investment operations ........ 1.02 2.48 (0.43) (5.93) 10.71 (1.03)
Less distributions from:
Net realized gains ................. — — (0.10) (4.27) (2.83) (1.43)
Net asset value, end of period .......... $15.34 $14.32 $11.84 $12.37 $22.57 $14.69
Total return
c
....................... 7.12% 20.95% (3.44)% (30.07)% 75.13% (6.97)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates ......................... 1.80% 1.83% 1.86% 1.78% 1.78% 1.82%
Expenses net of waiver and payments by
affiliates ......................... 1.79% 1.82%
e
1.84%
e
1.78%
e,f
1.77%
e
1.81%
e
Net investment (loss) ................ (1.37)% (1.23)% (1.28)% (1.31)% (1.43)% (1.26)%
Supplemental data
Net assets , end of period (000’s) ........ $22,775 $22,351 $20,551 $32,755 $86,394 $66,269
Portfolio turnover rate ................ 9.15%
g
15.99% 16.86% 30.88% 47.80% 35.29%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 9 for current period information.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a
Six Months
Ended October
31, 2024
(unaudited)
Year Ended April 30,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $18.85 $15.52 $16.10 $27.76 $17.58 $20.15
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.09) (0.12) (0.12) (0.19) (0.23) (0.15)
Net realized and unrealized gains (losses) 1.47 3.45 (0.36) (7.20) 13.24 (0.99)
Total from investment operations ........ 1.38 3.33 (0.48) (7.39) 13.01 (1.14)
Less distributions from:
Net realized gains ................. — — (0.10) (4.27) (2.83) (1.43)
Net asset value, end of period .......... $20.23 $18.85 $15.52 $16.10 $27.76 $17.58
Total return
c
....................... 7.32% 21.46% (2.95)% (29.71)% 75.96% (6.47)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates ......................... 1.30% 1.33% 1.36% 1.28% 1.28% 1.32%
Expenses net of waiver and payments by
affiliates ......................... 1.29% 1.32%
e
1.35%
e
1.28%
e,f
1.27%
e
1.31%
e
Net investment (loss) ................ (0.87)% (0.73)% (0.79)% (0.79)% (0.93)% (0.76)%
Supplemental data
Net assets , end of period (000’s) ........ $39,759 $39,963 $39,777 $50,324 $79,314 $54,369
Portfolio turnover rate ................ 9.15%
g
15.99% 16.86% 30.88% 47.80% 35.29%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 9 for current period information.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a
Six Months
Ended October
31, 2024
(unaudited)
Year Ended April 30,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $24.63 $20.15 $20.73 $34.14 $21.07 $23.73
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.03) (0.02) (0.02) (0.04) (0.09) (0.02)
Net realized and unrealized gains (losses) 1.93 4.50 (0.46) (9.10) 15.99 (1.21)
Total from investment operations ........ 1.90 4.48 (0.48) (9.14) 15.90 (1.23)
Less distributions from:
Net realized gains ................. — — (0.10) (4.27) (2.83) (1.43)
Net asset value, end of period .......... $26.53 $24.63 $20.15 $20.73 $34.14 $21.07
Total return
c
....................... 7.71% 22.23% (2.29)% (29.26)% 77.13% (5.86)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates ......................... 0.66% 0.67% 0.68% 0.65% 0.65% 0.67%
Expenses net of waiver and payments by
affiliates ......................... 0.65% 0.66%
e
0.66%
e
0.64%
e
0.64%
e
0.64%
e
Net investment (loss) ................ (0.23)% (0.07)% (0.10)% (0.15)% (0.31)% (0.09)%
Supplemental data
Net assets , end of period (000’s) ........ $1,383,641 $1,458,516 $1,345,064 $1,529,170 $2,149,795 $1,136,759
Portfolio turnover rate ................ 9.15%
f
15.99% 16.86% 30.88% 47.80% 35.29%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 9 for current period information.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a
Six Months
Ended October
31, 2024
(unaudited)
Year Ended April 30,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $23.91 $19.59 $20.19 $33.43 $20.70 $23.37
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.05) (0.05) (0.05) (0.08) (0.13) (0.06)
Net realized and unrealized gains (losses) 1.88 4.37 (0.45) (8.89) 15.69 (1.18)
Total from investment operations ........ 1.83 4.32 (0.50) (8.97) 15.56 (1.24)
Less distributions from:
Net realized gains ................. — — (0.10) (4.27) (2.83) (1.43)
Net asset value, end of period .......... $25.74 $23.91 $19.59 $20.19 $33.43 $20.70
Total return
c
....................... 7.61% 22.10% (2.50)% (29.34)% 76.86% (5.99)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates ......................... 0.80% 0.83% 0.86% 0.78% 0.78% 0.82%
Expenses net of waiver and payments by
affiliates ......................... 0.79% 0.82%
e
0.85%
e
0.77%
e
0.77%
e
0.81%
e
Net investment (loss) ................ (0.37)% (0.23)% (0.29)% (0.29)% (0.44)% (0.26)%
Supplemental data
Net assets , end of period (000’s) ........ $390,171 $390,099 $341,973 $433,191 $739,985 $428,155
Portfolio turnover rate ................ 9.15%
f
15.99% 16.86% 30.88% 47.80% 35.29%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 9 for current period information.

Franklin Strategic Series
Schedule of Investments (unaudited), October 31, 2024
Franklin Small Cap Growth Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.0%
Aerospace & Defense 6.6%
a
AAR Corp. ........................................ United States 820,927 $ 48,188,415
BWX Technologies, Inc. .............................. United States 654,676 79,706,803
a
Kratos Defense & Security Solutions, Inc. ................. United States 1,687,578 38,341,772
a
Loar Holdings, Inc. .................................. United States 170,927 14,730,489
180,967,479
Banks 2.1%
Pinnacle Financial Partners, Inc. ........................ United States 313,681 33,077,662
Western Alliance Bancorp ............................. United States 286,700 23,856,307
56,933,969
Biotechnology 8.6%
a
Acumen Pharmaceuticals, Inc. ......................... United States 896,191 2,581,030
a
Apogee Therapeutics, Inc. ............................. United States 385,736 20,073,701
a
Ascendis Pharma A/S , ADR ........................... Denmark 195,591 24,022,487
a,b
Centessa Pharmaceuticals plc , ADR ..................... United States 428,600 6,446,144
a
CG oncology, Inc. ................................... United States 260,325 9,249,347
a
Cullinan Therapeutics, Inc. ............................ United States 791,566 12,308,851
a
Cytokinetics, Inc. .................................... United States 148,673 7,582,323
a
Day One Biopharmaceuticals, Inc. ....................... United States 1,395,794 20,546,088
a
Dyne Therapeutics, Inc. .............................. United States 487,887 14,080,419
a
Insmed, Inc. ....................................... United States 627,103 42,191,490
a
Kura Oncology, Inc. .................................. United States 621,521 10,391,831
a
Merus NV ......................................... Netherlands 529,063 26,416,116
a
Syndax Pharmaceuticals, Inc. .......................... United States 566,578 10,685,661
a
Twist Bioscience Corp. ............................... United States 94,143 3,799,611
a
Vaxcyte, Inc. ....................................... United States 259,434 27,590,806
237,965,905
Building Products 1.2%
AAON, Inc. ........................................ United States 302,690 34,573,252
Capital Markets 3.5%
Bridge Investment Group Holdings, Inc. , A ................. United States 1,198,286 13,037,352
Evercore, Inc. , A .................................... United States 153,424 40,530,018
Houlihan Lokey, Inc. , A ............................... United States 250,922 43,351,794
96,919,164
Communications Equipment 0.4%
a
Viavi Solutions, Inc. .................................. United States 1,211,902 11,173,736
Construction & Engineering 4.2%
Arcosa, Inc. ....................................... United States 705,117 66,027,156
Granite Construction, Inc. ............................. United States 585,306 49,194,969
115,222,125
Consumer Staples Distribution & Retail 0.6%
a
Performance Food Group Co. .......................... United States 200,342 16,277,788
Diversified Consumer Services 0.1%
a
Nerdy, Inc. ........................................ United States 3,286,884 2,971,343
Electronic Equipment, Instruments & Components 1.7%
Vontier Corp. ....................................... United States 1,296,325 48,067,731
Energy Equipment & Services 1.4%
Liberty Energy, Inc. , A ................................ United States 2,192,568 37,427,136

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services 4.6%
a
Flywire Corp. ...................................... United States 1,792,067 $ 31,217,807
a
Paymentus Holdings, Inc. , A ........................... United States 1,868,115 45,974,310
a
Repay Holdings Corp. , A .............................. United States 1,166,041 9,275,856
a
Shift4 Payments, Inc. , A .............................. United States 451,397 40,824,345
127,292,318
Food Products 3.1%
a
Freshpet, Inc. ...................................... United States 410,581 54,418,406
a
Simply Good Foods Co. (The) .......................... United States 909,345 30,608,552
85,026,958
Health Care Equipment & Supplies 5.6%
a
Ceribell, Inc. ....................................... United States 453,200 11,914,628
a
Haemonetics Corp. .................................. United States 480,661 34,203,837
a
Inari Medical, Inc. ................................... United States 182,822 8,848,585
a
Inspire Medical Systems, Inc. .......................... United States 181,360 35,372,454
a
Integer Holdings Corp. ............................... United States 391,277 48,616,167
a
Neogen Corp. ...................................... United States 811,493 11,588,120
a
Pulmonx Corp. ..................................... United States 509,935 3,187,094
153,730,885
Health Care Providers & Services 3.5%
a
HealthEquity, Inc. ................................... United States 557,388 47,517,327
a
Hims & Hers Health, Inc. .............................. United States 511,200 9,625,896
a
NeoGenomics, Inc. .................................. United States 1,257,478 17,089,126
a
Privia Health Group, Inc. .............................. United States 1,183,736 21,733,393
95,965,742
Health Care Technology 0.8%
a
Phreesia, Inc. ...................................... United States 1,289,332 23,581,882
Hotel & Resort REITs 0.4%
Pebblebrook Hotel Trust .............................. United States 912,850 10,935,943
Hotels, Restaurants & Leisure 6.9%
a
Cava Group, Inc. .................................... United States 370,800 49,524,048
a
Portillo's, Inc. , A .................................... United States 1,176,015 15,205,874
Red Rock Resorts, Inc. , A ............................. United States 850,362 43,759,628
Texas Roadhouse, Inc. , A ............................. United States 246,963 47,199,569
Wingstop, Inc. ...................................... United States 117,055 33,675,553
189,364,672
Household Durables 2.2%
a
M/I Homes, Inc. ..................................... United States 192,667 29,206,391
a
Sonos, Inc. ........................................ United States 575,557 7,211,729
a
Tri Pointe Homes, Inc. ................................ United States 585,880 23,687,128
60,105,248
Industrial REITs 0.9%
Rexford Industrial Realty, Inc. .......................... United States 582,415 24,979,779
Interactive Media & Services 0.7%
a
ZoomInfo Technologies, Inc. , A ......................... United States 1,740,082 19,227,906
IT Services 1.2%
a
BigCommerce Holdings, Inc. , 1 ......................... United States 1,434,010 7,514,212
a
Couchbase, Inc. .................................... United States 1,663,567 26,733,522
34,247,734

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Life Sciences Tools & Services 0.1%
a
CryoPort, Inc. ...................................... United States 326,941 $ 2,177,427
Machinery 1.0%
a
RBC Bearings, Inc. .................................. United States 94,207 26,410,932
Media 1.6%
New York Times Co. (The) , A ........................... United States 790,721 44,153,861
Oil, Gas & Consumable Fuels 1.3%
Matador Resources Co. .............................. United States 711,687 37,086,010
Passenger Airlines 2.2%
a
Alaska Air Group, Inc. ................................ United States 562,817 26,964,562
Allegiant Travel Co. .................................. United States 542,375 35,259,799
62,224,361
Personal Care Products 2.9%
a
BellRing Brands, Inc. ................................. United States 1,002,036 65,964,030
a
Oddity Tech Ltd. , A .................................. Israel 347,085 13,324,593
79,288,623
Pharmaceuticals 2.2%
a
EyePoint Pharmaceuticals, Inc. ......................... United States 1,180,568 13,883,479
a
Intra-Cellular Therapies, Inc. ........................... United States 296,448 25,123,968
a
Pliant Therapeutics, Inc. .............................. United States 515,800 7,257,306
a
Revance Therapeutics, Inc. ............................ United States 1,020,863 6,023,092
a
Structure Therapeutics, Inc. , ADR ....................... United States 193,612 7,967,134
60,254,979
Professional Services 1.5%
a
Legalzoom.com, Inc. ................................. United States 2,653,709 19,053,631
a
Paycor HCM, Inc. ................................... United States 1,437,260 21,688,253
40,741,884
Semiconductors & Semiconductor Equipment 6.3%
a
Lattice Semiconductor Corp. ........................... United States 820,073 41,544,898
a
Onto Innovation, Inc. ................................. United States 304,302 60,352,216
a
Silicon Laboratories, Inc. .............................. United States 184,999 19,213,996
a
SiTime Corp. ....................................... United States 313,384 52,965,030
174,076,140
Software 11.8%
a
Alkami Technology, Inc. ............................... United States 664,224 24,317,240
a
AvePoint, Inc. ...................................... United States 895,549 10,871,965
a,c,d
ClearMotion, Inc. .................................... United States 3,698,772 341,707
a
Confluent, Inc. , A .................................... United States 949,200 24,840,564
a
CS Disco, Inc. ...................................... United States 1,496,253 8,797,968
a
Freshworks, Inc. , A .................................. United States 1,969,857 23,047,327
a
Gitlab, Inc. , A ...................................... United States 873,919 46,973,146
a
LiveRamp Holdings, Inc. .............................. United States 1,323,322 33,122,750
a
Monday.com Ltd. .................................... United States 195,824 57,546,799
a
nCino, Inc. ........................................ United States 1,010,497 37,691,538
a
Onestream, Inc. , A .................................. United States 98,389 2,904,443
a
Procore Technologies, Inc. ............................ United States 457,260 30,019,119
a,c,d
ServiceTitan, Inc. ................................... United States 148,478 11,674,652
a
SPS Commerce, Inc. ................................. United States 88,200 14,553,000
326,702,218

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail 2.0%
American Eagle Outfitters, Inc. ......................... United States 537,576 $ 10,531,114
a
Boot Barn Holdings, Inc. .............................. United States 183,603 22,867,754
Lithia Motors, Inc. , A ................................. United States 69,017 22,939,180
56,338,048
Textiles, Apparel & Luxury Goods 0.6%
a
Figs, Inc. , A ........................................ United States 853,759 5,335,994
Steven Madden Ltd. ................................. United States 235,301 10,581,486
15,917,480
Trading Companies & Distributors 2.2%
a
Beacon Roofing Supply, Inc. ........................... United States 446,413 41,101,245
Herc Holdings, Inc. .................................. United States 88,000 18,404,320
59,505,565
Total Common Stocks (Cost $ 1,823,699,337 ) ..................................
2,647,836,223
Convertible Preferred Stocks 2.8%
Automobile Components 0.5%
a,c,d
Flock Group, Inc. , G ................................. United States 98,754 13,927,374
a
Diversified Consumer Services 0.5%
a,c,d
Newsela, Inc. , D .................................... United States 709,046 13,670,013
a
Software 1.5%
a,c,d
Benchling, Inc. , F ................................... United States 382,306 6,440,837
a,c,d
Checkr, Inc. , E ..................................... United States 1,388,889 22,284,092
a,c,d
OneTrust LLC , A .................................... United States 625,361 9,962,007
a,c,d
OneTrust LLC , A-1 .................................. United States 56,457 899,361
a,c,d
Smule, Inc. , J ...................................... United States 162,712 2,310,829
41,897,126
Specialty Retail 0.3%
a,c,d
1661, Inc. , F ....................................... United States 3,436,485 6,349,930
a
Total Convertible Preferred Stocks (Cost $ 90,764,293 ) .........................
75,844,443
Preferred Stocks 0.6%
Automobile Components 0.2%
a,c,d
Tula eTechnology, Inc. ................................ United States 361,111 —
a,c,d
Tula eTechnology, Inc. , E ............................. United States 3,611,111 6,872,612
6,872,612
Commercial Services & Supplies 0.3%
a,c,d
Optoro, Inc. , E ..................................... United States 554,878 9,029,985
a
Software 0.1%
a,c,d
ClearMotion, Inc. , A-3 ................................ United States 1,037,942 128,114
a,c,d
ClearMotion, Inc. , A-4 ................................ United States 6,477,294 744,241
a,c,d
Smule, Inc. , 144A , G ................................. United States 1,542,673 604,234
a,c,d
Smule, Inc. , 144A , H ................................. United States 352,675 163,307
1,639,896
Total Preferred Stocks (Cost $ 32,144,989 ) ....................................
17,542,493

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
See Abbreviations on page 57 .
a a
Country Rights
a
Value
a a a a a a
Rights 0.0%
†
Biotechnology 0.0%
†
a,c,d
Chinook Therapeutics, Inc., CVR , 6/30/30 ................. United States 410,500 $ 442,931
Total Rights (Cost $ 160,095 ) ................................................
442,931
Shares
Escrows and Litigation Trusts 0.0%
a,c
Wheels Up Experience, Inc., Escrow Account .............. United States 8,808 —
Total Escrows and Litigation Trusts (Cost $ – ) .................................
—
Total Long Term Investments (Cost $ 1,946,768,714 ) ...........................
2,741,666,090
a
Short Term Investments 0.8%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.8%
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 4.582% .. United States 20,434,264 20,434,264
Total Money Market Funds (Cost $ 20,434,264 ) ................................
20,434,264
g
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
Money Market Funds 0.0%
†
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 4.582% .. United States 810,650 810,650
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 810,650 ) ...........................................................
810,650
Total Short Term Investments (Cost $ 21,244,914 ) ..............................
21,244,914
a
Total Investments (Cost $ 1,968,013,628 ) 100.2% ..............................
$2,762,911,004
Other Assets, less Liabilities (0.2) % .........................................
(4,868,912)
Net Assets 100.0% .........................................................
$2,758,042,092
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at October 31, 2024. See Note 1(c).
c
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
d
See Note 6 regarding restricted securities.
e
See Note 3(f) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(c) regarding securities on loan.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
a
Six Months
Ended October
31, 2024
(unaudited)
Year Ended April 30,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $35.22 $29.75 $33.07 $49.66 $32.15 $37.17
Income from investment operations
a
:
Net investment (loss)
b
.............. (—)
c
(0.01) (0.05) (0.25) (0.24) (0.07)
Net realized and unrealized gains (losses) 2.78 5.48 (1.39) (9.42) 21.89 1.24
Total from investment operations ........ 2.78 5.47 (1.44) (9.67) 21.65 1.17
Less distributions from:
Net realized gains ................. — — (1.88) (6.92) (4.14) (6.19)
Net asset value, end of period .......... $38.00 $35.22 $29.75 $33.07 $49.66 $32.15
Total return
d
....................... 7.90% 18.39% (4.07)% (22.83)% 68.37% 2.97%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates ......................... 0.85% 0.87% 0.90% 0.85% 0.86% 0.88%
Expenses net of waiver and payments by
affiliates ......................... 0.85% 0.85%
f
0.88%
f
0.84%
f
0.85%
f
0.87%
f
Net investment (loss) ................ (—)%
g
(0.02)% (0.17)% (0.54)% (0.54)% (0.21)%
Supplemental data
Net assets , end of period (000’s) ........ $2,885,426 $2,822,866 $2,578,199 $3,019,703 $4,217,167 $2,515,801
Portfolio turnover rate ................ 21.22%
h
37.02% 27.75% 48.89% 53.69% 52.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 9 for current period information.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
a
Six Months
Ended October
31, 2024
(unaudited)
Year Ended April 30,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.80 $13.45 $16.20 $27.98 $19.41 $24.98
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.06) (0.11) (0.13) (0.32) (0.33) (0.22)
Net realized and unrealized gains (losses) 1.25 2.46 (0.74) (4.54) 13.04 0.84
Total from investment operations ........ 1.19 2.35 (0.87) (4.86) 12.71 0.62
Less distributions from:
Net realized gains ................. — — (1.88) (6.92) (4.14) (6.19)
Net asset value, end of period .......... $16.99 $15.80 $13.45 $16.20 $27.98 $19.41
Total return
c
....................... 7.53% 17.47% (4.76)% (23.43)% 67.11% 2.14%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates ......................... 1.60% 1.62% 1.65% 1.60% 1.61% 1.63%
Expenses net of waiver and payments by
affiliates ......................... 1.59% 1.60%
e
1.63%
e
1.59%
e
1.60%
e
1.62%
e
Net investment (loss) ................ (0.75)% (0.77)% (0.92)% (1.29)% (1.28)% (0.96)%
Supplemental data
Net assets , end of period (000’s) ........ $57,889 $60,281 $82,982 $110,596 $198,713 $138,940
Portfolio turnover rate ................ 21.22%
f
37.02% 27.75% 48.89% 53.69% 52.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 9 for current period information.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
a
Six Months
Ended October
31, 2024
(unaudited)
Year Ended April 30,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $29.44 $24.93 $28.11 $43.32 $28.45 $33.66
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.04) (0.07) (0.11) (0.32) (0.30) (0.14)
Net realized and unrealized gains (losses) 2.33 4.58 (1.19) (7.97) 19.31 1.12
Total from investment operations ........ 2.29 4.51 (1.30) (8.29) 19.01 0.98
Less distributions from:
Net realized gains ................. — — (1.88) (6.92) (4.14) (6.19)
Net asset value, end of period .......... $31.73 $29.44 $24.93 $28.11 $43.32 $28.45
Total return
c
....................... 7.78% 18.09% (4.30)% (23.00)% 67.96% 2.69%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates ......................... 1.10% 1.12% 1.15% 1.10% 1.10% 1.12%
Expenses net of waiver and payments by
affiliates ......................... 1.09% 1.10%
e
1.13%
e
1.09%
e
1.09%
e
1.11%
e
Net investment (loss) ................ (0.25)% (0.27)% (0.42)% (0.79)% (0.78)% (0.45)%
Supplemental data
Net assets , end of period (000’s) ........ $37,060 $37,276 $34,371 $38,761 $60,264 $40,997
Portfolio turnover rate ................ 21.22%
f
37.02% 27.75% 48.89% 53.69% 52.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 9 for current period information.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
a
Six Months
Ended October
31, 2024
(unaudited)
Year Ended April 30,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $43.23 $36.39 $39.84 $58.24 $37.12 $41.83
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.08 0.14 0.08 (0.10) (0.10) 0.07
Net realized and unrealized gains (losses) 3.42 6.70 (1.65) (11.38) 25.36 1.41
Total from investment operations ........ 3.50 6.84 (1.57) (11.48) 25.26 1.48
Less distributions from:
Net realized gains ................. — — (1.88) (6.92) (4.14) (6.19)
Net asset value, end of period .......... $46.73 $43.23 $36.39 $39.84 $58.24 $37.12
Total return
c
....................... 8.07% 18.82% (3.70)% (22.57)% 68.95% 3.40%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates ......................... 0.51% 0.51% 0.53% 0.51% 0.51% 0.52%
Expenses net of waiver and payments by
affiliates ......................... 0.50% 0.49%
e
0.49%
e
0.50%
e
0.49%
e
0.48%
e
Net investment income (loss) .......... 0.34% 0.34% 0.23% (0.19)% (0.19)% 0.18%
Supplemental data
Net assets , end of period (000’s) ........ $519,842 $539,962 $451,447 $540,509 $648,078 $224,341
Portfolio turnover rate ................ 21.22%
f
37.02% 27.75% 48.89% 53.69% 52.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 9 for current period information.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
25
a
Six Months
Ended October
31, 2024
(unaudited)
Year Ended April 30,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $41.79 $35.22 $38.68 $56.79 $36.30 $41.09
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.05 0.09 0.03 (0.15) (0.14) 0.02
Net realized and unrealized gains (losses) 3.31 6.48 (1.61) (11.04) 24.77 1.38
Total from investment operations ........ 3.36 6.57 (1.58) (11.19) 24.63 1.40
Less distributions from:
Net realized gains ................. — — (1.88) (6.92) (4.14) (6.19)
Net asset value, end of period .......... $45.15 $41.79 $35.22 $38.68 $56.79 $36.30
Total return
c
....................... 8.01% 18.68% (3.81)% (22.65)% 68.77% 3.26%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates ......................... 0.61% 0.62% 0.65% 0.60% 0.61% 0.63%
Expenses net of waiver and payments by
affiliates ......................... 0.60% 0.60%
e
0.63%
e
0.59%
e
0.60%
e
0.62%
e
Net investment income (loss) .......... 0.25% 0.23% 0.08% (0.28)% (0.29)% 0.04%
Supplemental data
Net assets , end of period (000’s) ........ $460,908 $435,671 $469,050 $532,573 $552,987 $302,329
Portfolio turnover rate ................ 21.22%
f
37.02% 27.75% 48.89% 53.69% 52.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 9 for current period information.

Franklin Strategic Series
Schedule of Investments (unaudited), October 31, 2024
Franklin Small-Mid Cap Growth Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
26
a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.5%
Aerospace & Defense 2.8%
a
Axon Enterprise, Inc. ................................. United States 210,642 $ 89,206,887
BWX Technologies, Inc. .............................. United States 96,400 11,736,700
a
Standardaero, Inc. .................................. United States 378,943 10,932,506
111,876,093
Banks 0.5%
Fifth Third Bancorp .................................. United States 462,400 20,197,632
Beverages 0.5%
a
Celsius Holdings, Inc. ................................ United States 664,566 19,990,145
Biotechnology 2.5%
a
Alnylam Pharmaceuticals, Inc. .......................... United States 151,487 40,384,919
a
Ascendis Pharma A/S , ADR ........................... Denmark 56,964 6,996,318
a
CG oncology, Inc. ................................... United States 347,371 12,342,092
a
Natera, Inc. ........................................ United States 174,300 21,083,328
a
Vaxcyte, Inc. ....................................... United States 176,610 18,782,474
99,589,131
Building Products 1.9%
Trane Technologies plc ............................... United States 198,095 73,326,845
Capital Markets 9.1%
Ares Management Corp. , A ............................ United States 604,136 101,301,524
Blue Owl Capital, Inc. , A .............................. United States 2,606,949 58,291,380
LPL Financial Holdings, Inc. ........................... United States 128,548 36,273,675
MSCI, Inc. , A ....................................... United States 128,302 73,286,102
Nasdaq, Inc. ....................................... United States 667,136 49,314,693
Tradeweb Markets, Inc. , A ............................. United States 338,776 43,024,552
361,491,926
Containers & Packaging 1.2%
Avery Dennison Corp. ................................ United States 225,003 46,582,371
Electrical Equipment 2.4%
AMETEK, Inc. ...................................... United States 248,306 45,524,422
Vertiv Holdings Co. , A ................................ United States 442,400 48,349,896
93,874,318
Energy Equipment & Services 0.7%
Halliburton Co. ..................................... United States 1,036,119 28,741,941
Entertainment 1.8%
a
ROBLOX Corp. , A ................................... United States 1,362,728 70,480,292
Financial Services 1.5%
a
Block, Inc. , A ....................................... United States 815,392 58,969,149
Food Products 1.0%
a
Freshpet, Inc. ...................................... United States 287,998 38,171,255
Ground Transportation 2.0%
Old Dominion Freight Line, Inc. ......................... United States 392,083 78,934,150
Health Care Equipment & Supplies 4.0%
a
Dexcom, Inc. ....................................... United States 940,900 66,314,632
a
IDEXX Laboratories, Inc. .............................. United States 90,092 36,660,237
a
Penumbra, Inc. ..................................... United States 245,262 56,133,114
159,107,983

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
27
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services 0.7%
a
HealthEquity, Inc. ................................... United States 329,439 $ 28,084,675
Health Care Technology 1.6%
a
Veeva Systems, Inc. , A ............................... United States 304,677 63,625,698
Hotels, Restaurants & Leisure 6.5%
a
Cava Group, Inc. .................................... United States 463,364 61,886,896
a
DoorDash, Inc. , A ................................... United States 528,476 82,812,189
Texas Roadhouse, Inc. , A ............................. United States 267,700 51,162,824
Wingstop, Inc. ...................................... United States 147,583 42,458,153
Wynn Resorts Ltd. .................................. United States 218,001 20,932,456
259,252,518
Household Durables 1.2%
a
NVR, Inc. ......................................... United States 5,278 48,308,531
Industrial REITs 0.8%
Terreno Realty Corp. ................................. United States 536,495 32,162,875
Insurance 1.3%
Arthur J Gallagher & Co. .............................. United States 188,152 52,908,342
Interactive Media & Services 1.4%
a
Pinterest, Inc. , A .................................... United States 1,710,179 54,366,590
IT Services 4.9%
a
Cloudflare, Inc. , A ................................... United States 558,956 49,026,031
a
Gartner, Inc. ....................................... United States 166,859 83,846,647
a
MongoDB, Inc. , A ................................... United States 223,945 60,554,728
193,427,406
Leisure Products 1.3%
a,b,c
Fanatics Holdings, Inc. ............................... United States 793,714 50,799,490
Life Sciences Tools & Services 2.2%
Agilent Technologies, Inc. ............................. United States 362,943 47,295,102
a
Repligen Corp. ..................................... United States 293,819 39,451,077
86,746,179
Machinery 2.0%
IDEX Corp. ........................................ United States 174,945 37,550,195
Xylem, Inc. ........................................ United States 353,508 43,050,204
80,600,399
Media 2.5%
New York Times Co. (The) , A ........................... United States 708,328 39,553,036
a
Trade Desk, Inc. (The) , A .............................. United States 501,000 60,225,210
99,778,246
Oil, Gas & Consumable Fuels 2.7%
Cheniere Energy, Inc. ................................ United States 216,374 41,409,656
Hess Corp. ........................................ United States 276,317 37,159,110
Targa Resources Corp. ............................... United States 176,520 29,471,780
108,040,546
Personal Care Products 0.9%
a
BellRing Brands, Inc. ................................. United States 530,031 34,891,941
Pharmaceuticals 1.0%
a
Jazz Pharmaceuticals plc ............................. United States 354,577 39,014,107

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
28
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services 5.3%
Paychex, Inc. ...................................... United States 566,609 $ 78,945,632
TransUnion ........................................ United States 426,734 43,228,154
Verisk Analytics, Inc. , A ............................... United States 313,834 86,216,477
208,390,263
Residential REITs 0.8%
Equity LifeStyle Properties, Inc. ......................... United States 451,313 31,646,068
Semiconductors & Semiconductor Equipment 5.0%
ASM International NV ................................ Netherlands 47,500 26,529,093
a
Astera Labs, Inc. .................................... United States 81,900 5,746,104
a
Lattice Semiconductor Corp. ........................... United States 947,246 47,987,482
Monolithic Power Systems, Inc. ......................... United States 65,472 49,712,890
a
Onto Innovation, Inc. ................................. United States 128,529 25,491,156
a
SiTime Corp. ....................................... United States 251,170 42,450,242
197,916,967
Software 14.2%
a
Alkami Technology, Inc. ............................... United States 885,772 32,428,113
a
ANSYS, Inc. ....................................... United States 122,891 39,375,505
a
Arteris, Inc. ........................................ United States 1,328,254 9,045,410
a
Confluent, Inc. , A .................................... United States 1,356,385 35,496,595
a
Crowdstrike Holdings, Inc. , A ........................... United States 172,486 51,205,919
a
Datadog, Inc. , A .................................... United States 493,168 61,862,994
a
Fair Isaac Corp. .................................... United States 42,268 84,244,773
a
HubSpot, Inc. ...................................... United States 126,890 70,397,303
a
Manhattan Associates, Inc. ............................ United States 130,900 34,473,824
a
Monday.com Ltd. .................................... United States 106,801 31,385,610
a
Procore Technologies, Inc. ............................ United States 402,161 26,401,870
a
Synopsys, Inc. ..................................... United States 89,760 46,101,634
a
Tyler Technologies, Inc. ............................... United States 67,800 41,059,002
563,478,552
Specialty Retail 5.5%
a
AutoZone, Inc. ..................................... United States 12,200 36,709,800
a
Burlington Stores, Inc. ................................ United States 237,867 58,936,306
Ross Stores, Inc. ................................... United States 425,987 59,518,904
Tractor Supply Co. .................................. United States 228,016 60,540,528
215,705,538
Trading Companies & Distributors 2.8%
Fastenal Co. ....................................... United States 982,147 76,784,252
United Rentals, Inc. .................................. United States 42,246 34,337,549
111,121,801
Total Common Stocks (Cost $ 2,589,190,093 ) ..................................
3,821,599,963
Convertible Preferred Stocks 1.8%
Diversified Consumer Services 0.2%
a,b,c
Newsela, Inc. , D .................................... United States 423,782 8,170,281
a
Semiconductors & Semiconductor Equipment 0.0%
†
a,b,c
Phononic Devices, Inc. , F-S ........................... United States 2,970,061 458
a
Software 1.4%
a,b,c
Benchling, Inc. , F ................................... United States 347,106 5,847,811
a,b,c
Blaize, Inc. , D ...................................... United States 1,948,384 11,660,901
a,b,c
Blaize, Inc. , D-2 .................................... United States 1,467,659 6,776,488

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
29
a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks
(continued)
Software (continued)
a,b,c
Databricks, Inc. , G .................................. United States 227,829 $ 16,745,431
a,b,c
OneTrust LLC , C .................................... United States 767,526 12,226,697
53,257,328
Trading Companies & Distributors 0.2%
a,b,c
Anduril Industries, Inc. , F .............................. United States 414,483 9,009,451
a
Total Convertible Preferred Stocks (Cost $ 92,790,994 ) .........................
70,437,518
Preferred Stocks 0.0%
†
Semiconductors & Semiconductor Equipment 0.0%
†
a,b,c
Phononic Devices, Inc. , G-2-S .......................... United States 513,050 2,069
a,b,c
Phononic, Inc. , H-S .................................. United States 117,763 354,198
356,267
Total Preferred Stocks (Cost $ 460,692 ) .......................................
356,267
Warrants
Warrants 0.0%
†
Semiconductors & Semiconductor Equipment 0.0%
†
a,b,c
Phononic, Inc. , H-S , 12/31/29 .......................... United States 15,980 —
a,b,c
Phononic, Inc. , H-S-X , 12/31/29 ........................ United States 47,104 4,887
4,887
Software 0.0%
†
a,b,c
Blaize, Inc. , 9/19/25 ................................. United States 146,765 130,391
a,b,c
Blaize, Inc. , 12/09/25 ................................. United States 1 —
a,b,c
Blaize, Inc. , 8/23/33 ................................. United States 1 —
130,391
Total Warrants (Cost $ 44,091 ) ...............................................
135,278
Principal
Amount
*
Convertible Bonds 0.0%
†
Semiconductors & Semiconductor Equipment 0.0%
†
b ,c
Phononic, Inc. ,
H-S , 5.31%, 11/30/27 .............................. United States 66,235 66,235
H-S , S , 5.31%, 11/30/27 ............................ United States 66,235 66,235
132,470
Software 0.0%
†
b ,c
Blaize, Inc. , 10%, 12/31/25 ............................ United States 1,804,600 1,804,600
Total Convertible Bonds (Cost $ 1,937,070 ) ...................................
1,937,070
Corporate Bonds 0.0%
†
Software 0.0%
†
b ,c
Blaize, Inc. , 10%, 12/31/25 ............................ United States 570,121 570,178
Total Corporate Bonds (Cost $ 570,121 ) ......................................
570,178

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
30
a a
Country
Principal
Amount
*
a
Value
a a a a a
d
Senior Floating Rate Interests 0.1%
Semiconductors & Semiconductor Equipment 0.1%
b,c,e,f
Phononic, Inc., First Lien, Term Loan, B , PIK, 12% , ( 1-month
SOFR + 2.251% ), 6/30/25 ........................... United States 981,020 $ 906,303
Total Senior Floating Rate Interests (Cost $ 949,519 ) ...........................
906,303
Total Long Term Investments (Cost $ 2,685,942,580 ) ...........................
3,895,942,577
a
Short Term Investments 1.9%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.9%
g,h
Institutional Fiduciary Trust - Money Market Portfolio , 4.582% .. United States 76,259,854 76,259,854
Total Money Market Funds (Cost $ 76,259,854 ) ................................
76,259,854
Total Short Term Investments (Cost $ 76,259,854 ) ..............................
76,259,854
a
Total Investments (Cost $ 2,762,202,434 ) 100.3% ..............................
$3,972,202,431
Other Assets, less Liabilities (0.3) % .........................................
(11,077,193)
Net Assets 100.0% .........................................................
$3,961,125,238
a a a
See Abbreviations on page 57 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
c
See Note 6 regarding restricted securities.
d
See Note 1(d) regarding senior floating rate interests.
e
Income may be received in additional securities and/or cash.
f
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
g
See Note 3(f) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
October 31, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
31
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $1,857,869,209 $1,946,768,714 $2,685,942,580
Cost - Non-controlled affiliates (Note 3f) ...................... 19,156,977 21,244,914 76,259,854
Value - Unaffiliated issuers (Includes securities loaned of $3,038,622,
$786,592 and $—, respectively) ............................ $4,578,647,613 $2,741,666,090 $3,895,942,577
Value - Non-controlled affiliates (Note 3f) ...................... 19,156,977 21,244,914 76,259,854
Foreign currency, at value (cost $–, $– and $157, respectively) ....... — — 159
Receivables:
Investment securities sold ................................. — — 6,623,174
Capital shares sold ...................................... 514,045 933,184 929,000
Dividends and interest ................................... 317,508 1,425 883,084
Total assets ........................................ 4,598,636,143 2,763,845,613 3,980,637,848
Liabilities:
Payables:
Investment securities purchased ............................ — — 12,242,279
Capital shares redeemed ................................. 2,824,132 2,369,803 3,400,094
Management fees ....................................... 2,154,895 1,449,114 1,528,272
Distribution fees ........................................ 911,835 234,392 686,679
Transfer agent fees ...................................... 911,136 658,897 1,271,661
Trustees' fees and expenses ............................... 270 62 51
Payable upon return of securities loaned (Note 1 c ) ................ 3,166,650 810,650 —
Accrued expenses and other liabilities ......................... 304,314 280,603 383,574
Total liabilities ....................................... 10,273,232 5,803,521 19,512,610
Net assets, at value ............................... $4,588,362,911 $2,758,042,092 $3,961,125,238
Net assets consist of:
Paid-in capital ........................................... $1,418,615,825 $1,919,572,303 $2,809,934,198
Total distributable earnings (losses) ........................... 3,169,747,086 838,469,789 1,151,191,040
Net assets, at value ............................... $4,588,362,911 $2,758,042,092 $3,961,125,238

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
(continued)
October 31, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
32
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Class A:
Net assets, at value ..................................... $3,727,091,957 $921,696,408 $2,885,425,525
Shares outstanding ...................................... 71,538,404 40,964,796 75,934,536
Net asset value per share
a,b
................................ $52.10 $22.50 $38.00
Maximum offering price per share (net asset value per share ÷
94.50%)
b
.............................................. $55.13 $23.81 $40.21
Class C:
Net assets, at value ..................................... $90,627,050 $22,774,638 $57,889,179
Shares outstanding ...................................... 2,510,668 1,484,762 3,407,698
Net asset value and maximum offering price per share
a,b
.......... $36.10 $15.34 $16.99
Class R:
Net assets, at value ..................................... $31,719,180 $39,758,581 $37,059,652
Shares outstanding ...................................... 670,056 1,965,136 1,168,115
Net asset value and maximum offering price per share
b
........... $47.34 $20.23 $31.73
Class R6:
Net assets, at value ..................................... $410,720,068 $1,383,641,390 $519,842,427
Shares outstanding ...................................... 6,726,242 52,157,620 11,123,648
Net asset value and maximum offering price per share
b
........... $61.06 $26.53 $46.73
Advisor Class:
Net assets, at value ..................................... $328,204,656 $390,171,075 $460,908,455
Shares outstanding ...................................... 5,507,399 15,159,324 10,207,473
Net asset value and maximum offering price per share
b
........... $59.59 $25.74 $45.15
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Strategic Series
Financial Statements
Statements of Operations
for the six months ended October 31, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
33
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Investment income:
Dividends: (net of foreign taxes of $12,762, $– and $–, respectively)
Unaffiliated issuers ...................................... $15,251,219 $4,979,599 $13,844,464
Non-controlled affiliates (Note 3f) ........................... 451,492 732,654 2,507,465
Interest:
Unaffiliated issuers ...................................... — — 232,860
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... 19,809 (299,895) (224,988)
Non-controlled affiliates (Note 3f) ........................... 514,315 403,555 230,668
Total investment income ................................. 16,236,835 5,815,913 16,590,469
Expenses:
Management fees (Note 3 a ) ................................. 12,393,059 8,547,003 9,009,736
Distribution fees: (Note 3c )
    Class A .............................................. 4,687,340 1,135,822 3,582,258
    Class C .............................................. 462,274 112,921 297,712
    Class R .............................................. 79,329 100,051 93,355
Transfer agent fees: (Note 3e )
    Class A .............................................. 1,641,030 732,835 1,858,909
    Class C .............................................. 40,463 18,208 38,584
    Class R .............................................. 13,886 32,238 24,203
    Class R6 ............................................. 34,694 177,524 86,959
Advisor Class .......................................... 140,441 316,952 292,753
Custodian fees .......................................... 12,171 8,202 11,771
Reports to shareholders fees ................................ 118,409 99,559 161,774
Registration and filing fees .................................. 96,452 69,959 70,268
Professional fees ......................................... 63,716 50,234 48,333
Trustees' fees and expenses ................................ 24,764 15,309 21,403
Other .................................................. 63,759 49,841 58,974
Total expenses ....................................... 19,871,787 11,466,658 15,656,992
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (62,354) (78,786) (200,235)
Net expenses ....................................... 19,809,433 11,387,872 15,456,757
Net investment income (loss) .......................... (3,572,598) (5,571,959) 1,133,712
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
*
Unaffiliated issuers .................................... 272,197,462 19,154,513 143,510,424
Foreign currency transactions .............................. — — 10,038
Net realized gain (loss) ................................ 272,197,462 19,154,513 143,520,462
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 290,224,481 189,244,117 154,593,286
Translation of other assets and liabilities denominated in foreign currencies ........................................... — — 464
Net change in unrealized appreciation (depreciation) .......... 290,224,481 189,244,117 154,593,750
Net realized and unrealized gain (loss) .......................... 562,421,943 208,398,630 298,114,212
Net increase (decrease) in net assets resulting from operations ........ $558,849,345 $202,826,671 $299,247,924
*
Includes gains from redemption in-kind (Note 9 ).

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
34
Franklin Growth Opportunities Fund Franklin Small Cap Growth Fund
Six Months Ended
October 31, 2024
(unaudited)
Year Ended
April 30, 2024
Six Months Ended
October 31, 2024
(unaudited)
Year Ended
April 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ....... $(3,572,598) $(16,863,060) $(5,571,959) $(6,260,414)
Net realized gain (loss) ............ 272,197,462 708,606,111 19,154,513 73,856,614
Net change in unrealized appreciation
(depreciation) ................. 290,224,481 444,926,647 189,244,117 450,397,076
Net increase (decrease) in net
assets resulting from operations . 558,849,345 1,136,669,698 202,826,671 517,993,276
Distributions to shareholders:
Class A ........................ — (394,865,139) — —
Class C ........................ — (14,781,504) — —
Class R ........................ — (3,514,792) — —
Class R6 ....................... — (40,009,371) — —
Advisor Class ................... — (29,305,757) — —
Total distributions to shareholders ..... — (482,476,563) — —
Capital share transactions: (Note 2 )
Class A ........................ (181,508,676) 180,676,777 (25,051,595) (39,879,038)
Class C ........................ (8,032,239) (45,526,143) (1,113,199) (2,202,373)
Class R ........................ (1,011,002) 2,433,373 (3,021,908) (7,631,504)
Class R6 ....................... (15,197,033) (148,900,791) (179,324,313) (161,659,325)
Advisor Class ................... (2,694,551) (86,022,379) (28,648,281) (25,481,258)
Total capital share transactions ....... (208,443,501) (97,339,163) (237,159,296) (236,853,498)
Net increase (decrease) in net
assets ..................... 350,405,844 556,853,972 (34,332,625) 281,139,778
Net assets:
Beginning of period ................ 4,237,957,067 3,681,103,095 2,792,374,717 2,511,234,939
End of period ..................... $4,588,362,911 $4,237,957,067 $2,758,042,092 $2,792,374,717

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
35
Franklin Small-Mid Cap Growth Fund
Six Months Ended
October 31, 2024
(unaudited)
Year Ended
April 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $1,133,712 $1,660,684
Net realized gain (loss) ................................................. 143,520,462 252,555,823
Net change in unrealized appreciation (depreciation) ........................... 154,593,750 377,194,123
Net increase (decrease) in net assets resulting from operations ................ 299,247,924 631,410,630
Capital share transactions: (Note 2 )
Class A ............................................................. (153,699,983) (213,650,350)
Class C ............................................................. (6,652,097) (33,720,039)
Class R ............................................................. (2,979,791) (3,141,034)
Class R6 ............................................................ (61,486,159) 4,476,222
Advisor Class ........................................................ (9,359,735) (105,370,472)
Total capital share transactions ............................................ (234,177,765) (351,405,673)
Net increase (decrease) in net assets ................................... 65,070,159 280,004,957
Net assets:
Beginning of period ..................................................... 3,896,055,079 3,616,050,122
End of period .......................................................... $3,961,125,238 $3,896,055,079

Franklin Strategic Series
Notes to Financial Statements (unaudited)
36
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1. Organization and Significant Accounting Policies
Franklin Strategic Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of
ten separate funds, three of which are included in this report
(Funds). The Funds follow the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and apply
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Funds offer five classes of shares: Class A, Class C, Class R, Class R6
and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not

Franklin Strategic Series
Notes to Financial Statements (unaudited)
37
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take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Funds. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statements of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower. At October 31, 2024, Franklin Small-Mid
Cap Growth Fund had no securities on loan.
d. Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate
loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These
base lending rates are generally the prime rate offered by a designated U.S. bank or the Secured Overnight Financing
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)
38
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Semiannual Report
Rate (SOFR). Senior secured corporate loans often require
prepayment of principal from excess cash flows or at the
discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally
readily marketable, but may be subject to certain restrictions on resale.
e. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of October 31, 2024, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Certain or all Funds may receive other income from investments in senior secured corporate
loans or unfunded commitments, including amendment
fees, consent fees or commitment fees. These fees are
recorded as income when received by the Funds. Facility
fees are recognized as income over the expected term of
the loan. Dividend income is recorded on the ex-dividend
date except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Funds. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
d. Senior Floating Rate Interests
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)
39
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Semiannual Report
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At October 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Growth Opportunities
Fund Franklin Small Cap Growth Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended October 31, 2024
Shares sold
a
................................... 2,143,427 $108,299,690 2,659,091 $57,246,755
Shares redeemed ............................... (5,695,026) (289,808,366) (3,802,497) (82,298,350)
Net increase (decrease) .......................... (3,551,599) $(181,508,676) (1,143,406) $(25,051,595)
Year ended April 30, 2024
Shares sold
a
................................... 8,574,980 $371,585,582 6,835,765 $132,067,556
Shares issued in reinvestment of distributions .......... 9,108,435 385,104,617 — —
Shares redeemed ............................... (13,213,422) (576,013,422) (9,161,615) (171,946,594)
Net increase (decrease) .......................... 4,469,993 $180,676,777 (2,325,850) $(39,879,038)
Class C
Class C Shares:
Six Months ended October 31, 2024
Shares sold ................................... 156,493 $5,498,506 94,948 $1,404,848
Shares redeemed
a
.............................. (387,232) (13,530,745) (170,497) (2,518,047)
Net increase (decrease) .......................... (230,739) $(8,032,239) (75,549) $(1,113,199)
Year ended April 30, 2024
Shares sold ................................... 719,169 $22,451,781 457,804 $5,960,896
Shares issued in reinvestment of distributions .......... 495,660 14,612,070 — —
Shares redeemed
a
.............................. (2,598,622) (82,589,994) (632,873) (8,163,269)
Net increase (decrease) .......................... (1,383,793) $(45,526,143) (175,069) $(2,202,373)
Class R
1. Organization and Significant Accounting Policies
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)
40
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Franklin Growth Opportunities
Fund Franklin Small Cap Growth Fund
Shares Amount Shares Amount
Class R Shares:
Six Months ended October 31, 2024
Shares sold ................................... 43,156 $1,960,600 142,327 $2,782,239
Shares redeemed ............................... (64,498) (2,971,602) (297,602) (5,804,147)
Net increase (decrease) .......................... (21,342) $(1,011,002) (155,275) $(3,021,908)
Year ended April 30, 2024
Shares sold ................................... 139,079 $5,560,362 524,963 $9,001,348
Shares issued in reinvestment of distributions .......... 91,293 3,514,792 — —
Shares redeemed ............................... (166,218) (6,641,781) (968,141) (16,632,852)
Net increase (decrease) .......................... 64,154 $2,433,373 (443,178) $(7,631,504)
Class R6
Class R6 Shares:
Six Months ended October 31, 2024
Shares sold ................................... 219,819 $13,098,267 3,863,491 $98,315,613
Shares redeemed in-kind (Note 9 ) ................... — — (1,184,245) (29,890,347)
Shares redeemed ............................... (475,786) (28,295,300) (9,732,156) (247,749,579)
Net increase (decrease) .......................... (255,967) $(15,197,033) (7,052,910) $(179,324,313)
Year ended April 30, 2024
Shares sold ................................... 548,608 $27,946,401 12,060,415 $272,225,636
Shares issued in reinvestment of distributions .......... 809,267 39,985,905 — —
Shares redeemed ............................... (4,383,961) (216,833,097) (19,610,255) (433,884,961)
Net increase (decrease) .......................... (3,026,086) $(148,900,791) (7,549,840) $(161,659,325)
Advisor Class
Advisor Class Shares:
Six Months ended October 31, 2024
Shares sold ................................... 394,140 $22,753,287 1,093,872 $26,986,102
Shares redeemed ............................... (442,428) (25,447,838) (2,246,472) (55,634,383)
Net increase (decrease) .......................... (48,288) $(2,694,551) (1,152,600) $(28,648,281)
Year ended April 30, 2024
Shares sold ................................... 879,399 $44,142,934 3,950,917 $86,229,902
Shares issued in reinvestment of distributions .......... 586,399 28,293,747 — —
Shares redeemed ............................... (3,309,049) (158,459,060) (5,094,739) (111,711,160)
Net increase (decrease) .......................... (1,843,251) $(86,022,379) (1,143,822) $(25,481,258)
2. Shares of Beneficial Interest
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)
41
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Franklin Small-Mid Cap Growth
Fund
Shares Amount
Class A
Class A Shares:
Six Months ended October 31, 2024
Shares sold
a
................................... 2,496,143 $91,277,357
Shares redeemed ............................... (6,721,131) (244,977,340)
Net increase (decrease) .......................... (4,224,988) $(153,699,983)
Year ended April 30, 2024
Shares sold
a
................................... 9,519,937 $306,620,601
Shares redeemed ............................... (16,016,549) (520,270,951)
Net increase (decrease) .......................... (6,496,612) $(213,650,350)
Class C
Class C Shares:
Six Months ended October 31, 2024
Shares sold ................................... 176,327 $2,871,871
Shares redeemed
a
.............................. (583,110) (9,523,968)
Net increase (decrease) .......................... (406,783) $(6,652,097)
Year ended April 30, 2024
Shares sold ................................... 983,081 $14,050,780
Shares redeemed
a
.............................. (3,337,470) (47,770,819)
Net increase (decrease) .......................... (2,354,389) $(33,720,039)
Class R
Class R Shares:
Six Months ended October 31, 2024
Shares sold ................................... 93,434 $2,831,308
Shares redeemed ............................... (191,516) (5,811,099)
Net increase (decrease) .......................... (98,082) $(2,979,791)
Year ended April 30, 2024
Shares sold ................................... 245,626 $6,647,839
Shares redeemed ............................... (357,889) (9,788,873)
Net increase (decrease) .......................... (112,263) $(3,141,034)
Class R6
Class R6 Shares:
Six Months ended October 31, 2024
Shares sold ................................... 1,095,438 $49,028,737
Shares redeemed in-kind (Note 9 ) ................... (530,869) (23,798,846)
Shares redeemed ............................... (1,930,258) (86,716,050)
Net increase (decrease) .......................... (1,365,689) $(61,486,159)
Year ended April 30, 2024
Shares sold ................................... 3,418,440 $139,416,104
Shares redeemed ............................... (3,333,237) (134,939,882)
Net increase (decrease) .......................... 85,203 $4,476,222
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)
42
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3 . Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Franklin Growth Opportunities Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Franklin Small-Mid Cap Growth
Fund
Shares Amount
Advisor Class Shares:
Six Months ended October 31, 2024
Shares sold ................................... 749,571 $32,449,523
Shares redeemed ............................... (966,346) (41,809,258)
Net increase (decrease) .......................... (216,775) $(9,359,735)
Year ended April 30, 2024
Shares sold ................................... 2,112,661 $81,831,488
Shares redeemed ............................... (5,005,566) (187,201,960)
Net increase (decrease) .......................... (2,892,905) $(105,370,472)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.700% Up to and including $500 million
0.600% Over $500 million, up to and including $1 billion
0.550% Over $1 billion, up to and including $1.5 billion
0.500% Over $1.5 billion, up to and including $6.5 billion
0.475% Over $6.5 billion, up to and including $11.5 billion
0.450% Over $11.5 billion, up to and including $16.5 billion
0.440% Over $16.5 billion, up to and including $19 billion
0.430% Over $19 billion, up to and including $21.5 billion
0.420% In excess of $21.5 billion
2. Shares of Beneficial Interest
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)
43
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Franklin Small Cap Growth Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Franklin Small-Mid Cap Growth Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended October 31, 2024, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class C and R compensation distribution plans,
Annualized Fee Rate Net Assets
0.750% Up to and including $500 million
0.650% Over $500 million, up to and including $1 billion
0.600% Over $1 billion, up to and including $1.5 billion
0.550% Over $1.5 billion, up to and including $6.5 billion
0.525% Over $6.5 billion, up to and including $11.5 billion
0.500% Over $11.5 billion, up to and including $16.5 billion
0.490% Over $16.5 billion, up to and including $19 billion
0.480% Over $19 billion, up to and including $21.5 billion
0.470% In excess of $21.5 billion
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Gross effective investment management fee rate ........ 0.538% 0.613% 0.456%
3 . Transactions with Affiliates (continued)
a. Management Fees
(continued)

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the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
For Franklin Growth Opportunities Fund and Franklin Small Cap Growth Fund, the Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended October 31, 2024, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Class A ............................... 0.35% 0.35% 0.25%
Class C ............................... 1.00% 1.00% 1.00%
Class R ............................... 0.50% 0.50% 0.50%
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $132,710 $47,750 $109,527
CDSC retained ........................... $4,245 $2,637 $6,627
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Transfer agent fees ........................ $564,189 $466,665 $640,324
3 . Transactions with Affiliates (continued)
c. Distribution Fees
(continued)

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f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the period ended October 31, 2024, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Growth Opportunities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.582% $5,778,248 $389,882,980 $(379,670,901) $— $— $15,990,327 15,990,327 $451,492
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.582% $24,049,725 $97,992,755 $(118,875,830) $— $— $3,166,650 3,166,650 $514,315
Total Affiliated Securities ... $29,827,973 $487,875,735 $(498,546,731) $— $— $19,156,977 $965,807
Franklin Small Cap Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.582% $90,555,123 $270,762,292 $(340,883,151) $— $— $20,434,264 20,434,264 $732,654
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.582% $16,408,075 $139,728,020 $(155,325,445) $— $— $810,650 810,650 $403,555
Total Affiliated Securities ... $106,963,198 $410,490,312 $(496,208,596) $— $— $21,244,914 $1,136,209
Franklin Small-Mid Cap Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.582% $112,627,227 $363,270,501 $(399,637,874) $— $— $76,259,854 76,259,854 $2,507,465
3 . Transactions with Affiliates (continued)

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g. Waiver and Expense Reimbursements
Transfer agent fees on Class R6 shares of the Funds have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until August 31, 2025.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At April 30, 2024, the capital loss carryforwards were as follows:
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At April 30, 2024, the deferred losses were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Small-Mid Cap Growth Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.582% $19,901,900 $56,373,253 $(76,275,153) $— $— $— — $230,668
Total Affiliated Securities ... $132,529,127 $419,643,754 $(475,913,027) $— $— $76,259,854 $2,738,133
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ — $ 186,402,631
Long term ............................. 21,532,759 —
Total capital loss carryforwards ............ $21,532,759 $186,402,631
Franklin Small Cap
Growth Fund
Late-year ordinary loss ...........................
$2,482,673
3 . Transactions with Affiliates (continued)
f. Investments in Affiliated Management Investment Companies
(continued)

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At October 31, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and net operating losses.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities and in-kind transactions) for the period ended October
31, 2024, were as follows:
At October 31, 2024, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
6. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
a a a a
Cost of investments ....................... $1,877,914,472 $1,974,992,801 $2,787,714,961
Unrealized appreciation ..................... $2,769,075,384 $1,114,449,378 $1,292,496,765
Unrealized depreciation ..................... (49,185,266) (326,531,175) (108,009,295)
Net unrealized appreciation (depreciation) ....... $2,719,890,118 $787,918,203 $1,184,487,470
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Purchases .............................. $403,533,472 $251,615,443 $810,551,344
Sales .................................. $637,749,497 $398,165,702 $991,973,136
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Securities lending transactions
a
:
Equity investments
b
........................ $3,166,650 $810,650
a
The agreements can be terminated at any time.
b
The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.
4. Income Taxes
(continued)

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Notes to Financial Statements (unaudited)
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At October 31, 2024, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Growth Opportunities Fund
3,094 Canva, Inc., A .............................. 3/18/24 $ 3,300,249 $ 4,160,421
11,829 Canva, Inc., B .............................. 12/22/21 20,158,531 15,906,148
4,619 Celonis SE ................................. 6/16/21 1,708,060 1,271,159
25,571 Celonis SE, D .............................. 6/16/21 - 10/04/22 9,427,681 7,037,195
6,309,366 ClearMotion , Inc. ............................ 11/06/17 - 12/21/18 15,500,000 582,884
417,667 ClearMotion , Inc., A-3 ......................... 3/23/23 — 51,553
2,606,463 ClearMotion , Inc., A-4 ......................... 12/21/21 251,500 299,483
338,280 Databricks, Inc., G ........................... 2/01/21 20,000,005 24,863,580
1,029,939 Fanatics Holdings, Inc. ........................ 8/13/20 - 3/22/21 19,730,229 65,918,424
517,056 OneTrust LLC, C ............................ 4/01/21 10,139,623 8,236,707
556,026 Optoro , Inc., E .............................. 7/24/18 - 12/01/21 10,942,592 9,048,668
142,857 Space Exploration Technologies Corp., A .......... 5/25/22 9,999,990 15,999,984
805,800 Tanium, Inc., G .............................. 9/14/15 4,000,233 6,839,559
Total Restricted Securities (Value is 3.5% of Net Assets) ............... $125,158,693 $160,215,765
Shares Issuer
Acquisition
Date Cost Value
Franklin Small Cap Growth Fund
3,436,485 1661, Inc., F ................................ 5/28/21 $ 19,999,999 $ 6,349,930
382,306 Benchling , Inc., F ............................ 10/20/21 12,499,992 6,440,837
1,388,889 Checkr , Inc., E .............................. 8/24/21 25,000,002 22,284,092
410,500 Chinook Therapeutics, Inc., CVR, 6/30/30 ......... 8/14/23 160,095 442,931
3,698,772 ClearMotion , Inc. ............................ 12/21/18 10,000,000 341,707
1,037,942 ClearMotion , Inc., A-3 ......................... 3/23/23 — 128,114
6,477,294 ClearMotion , Inc., A-4 ......................... 12/21/21 625,000 744,241
98,754 Flock Group, Inc., G .......................... 3/08/24 9,999,899 13,927,374
709,046 Newsela, Inc., D ............................. 1/21/21 15,000,010 13,670,013
625,361 OneTrust LLC, A ............................ 3/10/23 6,878,971 9,962,007
56,457 OneTrust LLC, A-1 ........................... 3/10/23 621,027 899,361
554,878 Optoro , Inc., E .............................. 7/24/18 - 12/01/21 10,919,999 9,029,985
148,478 ServiceTitan , Inc. ............................ 2/28/24 10,096,504 11,674,652
1,542,673 Smule , Inc., G, 144A ......................... 5/31/16 11,099,995 604,234
352,675 Smule , Inc., H, 144A ......................... 4/27/17 2,999,995 163,307
162,712 Smule , Inc., J ............................... 8/05/22 - 11/28/22 764,393 2,310,829
361,111 Tula eTechnology , Inc. ........................ 11/01/18 — —
3,611,111 Tula eTechnology , Inc., E ...................... 9/08/17 6,500,000 6,872,612
Total Restricted Securities (Value is 3.8% of Net Assets) ............... $143,165,881 $105,846,226
6. Restricted Securities
(continued)

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7. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended October 31, 2024, investments in “affiliated companies” were as follows:
Principal
Amount * /
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Small-Mid Cap Growth Fund
414,483 Anduril Industries, Inc., F ...................... 7/17/24 $ 9,009,451 $ 9,009,451
347,106 Benchling , Inc., F ............................ 10/20/21 11,349,082 5,847,811
2,374,721 Blaize , Inc., 10%, 12/31/25 ..................... 1/19/23 2,374,721 2,374,778
1 Blaize , Inc., 12/09/25 ......................... 1/19/23 57 —
1 Blaize , Inc., 8/23/33 .......................... 8/23/23 — —
146,765 Blaize , Inc., 9/19/25 .......................... 9/20/22 - 9/22/22 5 130,391
1,948,384 Blaize , Inc., D .............................. 3/02/21 - 11/09/21 20,346,009 11,660,901
1,467,659 Blaize , Inc., D-2 ............................. 4/01/22 - 9/20/22 7,099,996 6,776,488
227,829 Databricks, Inc., G ........................... 2/01/21 13,469,850 16,745,431
793,714 Fanatics Holdings, Inc. ........................ 8/13/20 - 3/22/21 14,052,061 50,799,490
423,782 Newsela, Inc., D ............................. 1/21/21 8,965,193 8,170,281
767,526 OneTrust LLC, C ............................ 4/01/21 15,051,415 12,226,697
2,970,061 Phononic Devices, Inc., F-S .................... 6/06/19 7,499,998 458
513,050 Phononic Devices, Inc., G-2-S .................. 1/17/20 - 11/03/20 47 2,069
66,235 Phononic Inc., H-S, S, 5.31%, 11/30/27 ........... 10/01/24 66,235 66,235
981,020
Phononic , Inc., First Lien, Term Loan, B, PIK, 12%,
(1-month SOFR + 2.251%), 6/30/25 ............ 10/17/22 - 10/01/24 949,519 906,303
117,763 Phononic , Inc., H-S .......................... 10/17/22 460,645 354,198
15,980 Phononic , Inc., H-S, 12/31/29 ................... 5/15/24 - 10/01/24 — —
66,235 Phononic , Inc., H-S, 5.31%, 11/30/27 ............. 5/15/24 66,235 66,235
47,104 Phononic , Inc., H-S-X, 12/31/29 ................. 10/17/22 44,029 4,887
Total Restricted Securities (Value is 3.2% of Net Assets) ............... $110,804,548 $125,142,104
*
In U.S. dollars unless otherwise indicated.
6. Restricted Securities
(continued)

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Notes to Financial Statements (unaudited)
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8. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended October 31, 2024, the
Funds did not use the Global Credit Facility.
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Warrants/
Principal
Amount* Held
at End
of Period
Investment
Income
Franklin Small Cap Growth Fund
Non-Controlled Affiliates
Dividends
1661, Inc., F ........ $ 7,235,237 $ — $ — $ — $ —
a
$ —
a
—
a
$ —
Benchling , Inc., F ..... 5,363,582 — — — —
a
—
a
—
a
—
Total Affiliated Securities
(Value is —% of Net
Assets) .......... $12,598,819 $— $— $— $— $— $—
Franklin Small-Mid Cap Growth Fund
Non-Controlled Affiliates
Dividends
Benchling , Inc., F ..... 4,869,742 — — — —
a
—
a
—
a
—
Blaize , Inc., 9/19/25 ... 130,391 — — — —
a
—
a
—
a
—
Blaize , Inc., 12/09/25 .. — — — — —
a
—
a
—
a
—
Blaize , Inc., 8/23/33 ... — — — — —
a
—
a
—
a
—
Blaize , Inc., D ....... 11,660,901 — — — —
a
—
a
—
a
—
Blaize , Inc., D-2 ...... 6,776,488 — — — —
a
—
a
—
a
—
Interest
Blaize , Inc., 10%, 12/31/25 570,178 — — — —
a
—
a
—
a
—
Blaize , Inc., 10%,
12/31/25. ........ 1,804,600 — — — —
a
—
a
—
a
—
Total Affiliated Securities
(Value is —% of Net
Assets) .......... $25,812,300 $— $— $— $— $— $—
a
As of October 31, 2024, no longer an affiliate.
7. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

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Notes to Financial Statements (unaudited)
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9. Redemption In-Kind
During the period ended October 31, 2024, Franklin Small Cap Growth Fund realized $6,707,980 of net gains resulting from a redemption in-kind in which a shareholder redeemed fund shares for cash and securities held by the Fund. Because such gains are not taxable to the Fund, and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-in capital.
During the period ended October 31, 2024, Franklin Small-Mid Cap Growth Fund realized $5,735,544 of net gains resulting from a redemption in-kind in which a shareholder redeemed fund shares for cash and securities held by the Fund. Because such gains are not taxable to the Fund, and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-in capital.
10. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2024, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 106,830,503 $ — $ 15,999,984 $ 122,830,487
Beverages ........................... 21,588,685 — — 21,588,685
Biotechnology ......................... 51,137,653 — — 51,137,653
Broadline Retail ....................... 288,429,582 — — 288,429,582
Building Products ...................... 62,569,625 — — 62,569,625
Capital Markets ........................ 164,915,391 — — 164,915,391
Chemicals ........................... 71,431,265 — — 71,431,265
Commercial Services & Supplies ........... 57,078,648 — 8,308,354 65,387,002
Construction Materials .................. 33,926,274 — — 33,926,274
Electrical Equipment .................... 37,384,319 — — 37,384,319
Entertainment ......................... 104,809,530 — — 104,809,530
Financial Services ...................... 131,591,506 — — 131,591,506
Food Products ........................ 38,709,500 — — 38,709,500
Ground Transportation .................. 65,712,842 — — 65,712,842
Health Care Equipment & Supplies ......... 127,370,182 — — 127,370,182
Health Care Providers & Services .......... 130,523,998 — — 130,523,998
Hotels, Restaurants & Leisure ............. 133,067,775 — — 133,067,775
Household Durables .................... 25,896,884 — — 25,896,884
Interactive Media & Services .............. 400,760,987 — — 400,760,987
IT Services ........................... 80,608,247 — 20,066,569 100,674,816
Leisure Products ....................... — — 65,918,424 65,918,424

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Level 1 Level 2 Level 3 Total
Franklin Growth Opportunities Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Life Sciences Tools & Services ............ $ 120,859,305 $ 35,005,684 $ — $ 155,864,989
Machinery ............................ 31,656,579 — — 31,656,579
Personal Care Products ................. 73,409,816 — — 73,409,816
Pharmaceuticals ....................... 154,235,620 — — 154,235,620
Professional Services ................... 107,584,039 — — 107,584,039
Real Estate Management & Development .... 22,869,381 — — 22,869,381
Semiconductors & Semiconductor Equipment . 698,258,634 — — 698,258,634
Software ............................. 778,223,660 — 582,884
a
778,806,544
Specialty Retail ........................ 23,704,902 — — 23,704,902
Technology Hardware, Storage & Peripherals . 238,280,832 — — 238,280,832
Convertible Preferred Stocks ................ — — 33,100,287 33,100,287
Preferred Stocks ......................... — — 16,239,263 16,239,263
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 19,156,977 — — 19,156,977
Total Investments in Securities ........... $4,402,583,141 $35,005,684 $160,215,765 $4,597,804,590
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 180,967,479 — — 180,967,479
Banks ............................... 56,933,969 — — 56,933,969
Biotechnology ......................... 237,965,905 — — 237,965,905
Building Products ...................... 34,573,252 — — 34,573,252
Capital Markets ........................ 96,919,164 — — 96,919,164
Communications Equipment .............. 11,173,736 — — 11,173,736
Construction & Engineering ............... 115,222,125 — — 115,222,125
Consumer Staples Distribution & Retail ...... 16,277,788 — — 16,277,788
Diversified Consumer Services ............ 2,971,343 — — 2,971,343
Electronic Equipment, Instruments &
Components ........................ 48,067,731 — — 48,067,731
Energy Equipment & Services ............. 37,427,136 — — 37,427,136
Financial Services ...................... 127,292,318 — — 127,292,318
Food Products ........................ 85,026,958 — — 85,026,958
Health Care Equipment & Supplies ......... 153,730,885 — — 153,730,885
Health Care Providers & Services .......... 95,965,742 — — 95,965,742
Health Care Technology ................. 23,581,882 — — 23,581,882
Hotel & Resort REITs ................... 10,935,943 — — 10,935,943
Hotels, Restaurants & Leisure ............. 189,364,672 — — 189,364,672
Household Durables .................... 60,105,248 — — 60,105,248
Industrial REITs ....................... 24,979,779 — — 24,979,779
Interactive Media & Services .............. 19,227,906 — — 19,227,906
IT Services ........................... 34,247,734 — — 34,247,734
Life Sciences Tools & Services ............ 2,177,427 — — 2,177,427
Machinery ............................ 26,410,932 — — 26,410,932
Media ............................... 44,153,861 — — 44,153,861
Oil, Gas & Consumable Fuels ............. 37,086,010 — — 37,086,010
Passenger Airlines ..................... 62,224,361 — — 62,224,361
Personal Care Products ................. 79,288,623 — — 79,288,623
Pharmaceuticals ....................... 60,254,979 — — 60,254,979
Professional Services ................... 40,741,884 — — 40,741,884
Semiconductors & Semiconductor Equipment . 174,076,140 — — 174,076,140
Software ............................. 314,685,859 — 12,016,359 326,702,218
Specialty Retail ........................ 56,338,048 — — 56,338,048
10. Fair Value Measurements
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Level 1 Level 2 Level 3 Total
Franklin Small Cap Growth Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Textiles, Apparel & Luxury Goods .......... $ 15,917,480 $ — $ — $ 15,917,480
Trading Companies & Distributors .......... 59,505,565 — — 59,505,565
Convertible Preferred Stocks ................ — — 75,844,443 75,844,443
Preferred Stocks ......................... — — 17,542,493
a
17,542,493
Rights ................................. — — 442,931 442,931
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 21,244,914 — — 21,244,914
Total Investments in Securities ........... $2,657,064,778 $— $105,846,226 $2,762,911,004
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 111,876,093 — — 111,876,093
Banks ............................... 20,197,632 — — 20,197,632
Beverages ........................... 19,990,145 — — 19,990,145
Biotechnology ......................... 99,589,131 — — 99,589,131
Building Products ...................... 73,326,845 — — 73,326,845
Capital Markets ........................ 361,491,926 — — 361,491,926
Containers & Packaging ................. 46,582,371 — — 46,582,371
Electrical Equipment .................... 93,874,318 — — 93,874,318
Energy Equipment & Services ............. 28,741,941 — — 28,741,941
Entertainment ......................... 70,480,292 — — 70,480,292
Financial Services ...................... 58,969,149 — — 58,969,149
Food Products ........................ 38,171,255 — — 38,171,255
Ground Transportation .................. 78,934,150 — — 78,934,150
Health Care Equipment & Supplies ......... 159,107,983 — — 159,107,983
Health Care Providers & Services .......... 28,084,675 — — 28,084,675
Health Care Technology ................. 63,625,698 — — 63,625,698
Hotels, Restaurants & Leisure ............. 259,252,518 — — 259,252,518
Household Durables .................... 48,308,531 — — 48,308,531
Industrial REITs ....................... 32,162,875 — — 32,162,875
Insurance ............................ 52,908,342 — — 52,908,342
Interactive Media & Services .............. 54,366,590 — — 54,366,590
IT Services ........................... 193,427,406 — — 193,427,406
Leisure Products ....................... — — 50,799,490 50,799,490
Life Sciences Tools & Services ............ 86,746,179 — — 86,746,179
Machinery ............................ 80,600,399 — — 80,600,399
Media ............................... 99,778,246 — — 99,778,246
Oil, Gas & Consumable Fuels ............. 108,040,546 — — 108,040,546
Personal Care Products ................. 34,891,941 — — 34,891,941
Pharmaceuticals ....................... 39,014,107 — — 39,014,107
Professional Services ................... 208,390,263 — — 208,390,263
Residential REITs ...................... 31,646,068 — — 31,646,068
Semiconductors & Semiconductor Equipment . 171,387,874 26,529,093 — 197,916,967
Software ............................. 563,478,552 — — 563,478,552
Specialty Retail ........................ 215,705,538 — — 215,705,538
Trading Companies & Distributors .......... 111,121,801 — — 111,121,801
Convertible Preferred Stocks ................ — — 70,437,518 70,437,518
Preferred Stocks ......................... — — 356,267 356,267
Warrants ............................... — — 135,278
a
135,278
Convertible Bonds ....................... — — 1,937,070 1,937,070
Corporate Bonds ........................ — — 570,178 570,178
Senior Floating Rate Interests ............... — — 906,303 906,303
10. Fair Value Measurements
(continued)

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A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the  period . At October 31, 2024 , the reconciliations are as follows:
Level 1 Level 2 Level 3 Total
Franklin Small-Mid Cap Growth Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Short Term Investments ................... $ 76,259,854 $ — $ — $ 76,259,854
Total Investments in Securities ........... $3,820,531,234 $26,529,093
b
$125,142,104 $3,972,202,431
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $26,529,093, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense . $ 13,857,129 $ — $ — $ — $ — $ — $ — $ 2,142,855 $ 15,999,984 $ 2,142,855
Commercial Services &
Supplies ........ 8,661,941 — — — — — — (353,587) 8,308,354 (353,587)
IT Services ........ 15,917,783 — — — — — — 4,148,786 20,066,569 4,148,786
Leisure Products .... 75,342,166 — — — — — — (9,423,742) 65,918,424 (9,423,742)
Software .......... 651,101 —
c
— — — — — (68,217) 582,884
c
(68,217)
Convertible Preferred
Stocks :
Software .......... 45,207,350 — (2,010,964) — — — (18,319,507) 8,223,408 33,100,287 (146,559)
Preferred Stocks :
Commercial Services &
Supplies ........ 9,017,603 — — — — — — 31,065 9,048,668 31,065
Health Care Providers &
Services ........ 20,363,384 — (17,337,410) — — — — (3,025,974) — —
Software .......... 15,536,986 — (7,625,811) — — — (3,892,144) 3,171,564 7,190,595 224,797
Escrows and Litigation
Trusts : —
c
— — — — — — — —
c
—
Total Investments in
Securities ............ $204,555,443 $— $(26,974,185) $— $— $— $(22,211,651) $4,846,158 $160,215,765 $(3,444,602)
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Software .......... 10,381,691 — — — — — — 1,634,668 12,016,359 1,634,668
Convertible Preferred
Stocks :
Automobile Components 9,999,899 — — — — — — 3,927,475 13,927,374 3,927,475
Diversified Consumer
Services ........ 12,915,705 — — — — — — 754,308 13,670,013 754,308
Software .......... 39,224,845 — — — — — — 2,672,281 41,897,126 2,672,281
Specialty Retail ..... 7,235,237 — — — — — — (885,307) 6,349,930 (885,307)
Preferred Stocks :
Automobile Components 6,478,900
c
— — — — — — 393,712 6,872,612
c
393,712
10. Fair Value Measurements
(continued)

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Notes to Financial Statements (unaudited)
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Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Small Cap Growth Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Preferred Stocks:
(continued)
Commercial Services &
Supplies ........ $ 8,998,985 $ — $ — $ — $ — $ — $ — $ 31,000 $ 9,029,985 $ 31,000
Software .......... 2,228,339 — — — — — — (588,443) 1,639,896 (588,443)
Rights :
Biotechnology ...... 395,806 — — — — — — 47,125 442,931 47,125
Escrows and Litigation
Trusts ........... —
c
— — — — — — — —
c
—
Total Investments in
Securities ............ $97,859,407 $— $— $— $— $— $— $7,986,819 $105,846,226 $7,986,819
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Leisure Products .... 58,061,819 — — — — — — (7,262,329) 50,799,490 (7,262,329)
Convertible Preferred
Stocks :
Diversified Consumer
Services ........ 7,719,448 — — — — — — 450,833 8,170,281 450,833
Semiconductors &
Semiconductor
Equipment ....... 42,101 — — — — — — (41,643) 458 (41,643)
Software .......... 52,032,311 — — — — — — 1,225,017 53,257,328 1,225,017
Trading Companies &
Distributors ...... — 9,009,451 — — — — — — 9,009,451 —
Preferred Stocks :
Semiconductors &
Semiconductor
Equipment ....... 429,965 — — — — — — (73,698) 356,267 (73,698)
Warrants :
Semiconductors &
Semiconductor
Equipment ....... 12,474 —
c
— — — — — (7,587) 4,887
c
(7,587)
Software .......... 130,391
c
— — — — — — — 130,391
c
—
Convertible Bonds :
Semiconductors &
Semiconductor
Equipment ....... — 132,470 — — — — — — 132,470 —
Software .......... 1,804,600 — — — — — — — 1,804,600 —
Corporate Bonds :
Software .......... 570,178 — — — — — — — 570,178 —
Senior Floating Rate
Interests :
Semiconductors &
Semiconductor
Equipment ....... 813,040 52,098 — — — 19,868 — 21,297 906,303 21,297
Total Investments in
Securities ............ $121,616,327 $9,194,019 $— $— $— $19,868 $— $(5,688,110) $125,142,104 $(5,688,110)
10. Fair Value Measurements
(continued)

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Notes to Financial Statements (unaudited)
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Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of October 31, 2024, are as follows:
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Common Stocks:
Leisure Products. . . . . . . $65,918,424 Market comparables Discount for lack of marketability
8.5% Decrease
EV / revenue multiple 3.8x Increase
All Other Investments. . . . 94,297,341
b,c
Total. . . . . . . . . . . . . . . . . . $160,215,765
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Convertible Preferred Stocks:
Automobile Components. . . . . . . . . .  $13,927,374 Market comparables Discount for lack of marketability
6.1% Decrease
Estimated Revenue $228.8 mil Increase
EV / revenue multiple 29.5x Increase
Software . . . . . . . . . . . . . .  $22,284,092 Market comparables Discount for lack of marketability
7.1% Decrease
EV / revenue multiple 6.7x Increase
All Other Investments. . . . 69,634,760
b,c
Total. . . . . . . . . . . . . . . . . . $105,846,226
10. Fair Value Measurements
(continued)

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11. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks:
Leisure Products
............
$50,799,490 Market comparables Discount for lack of
marketability
8.5% Decrease
EV / revenue multiple 3.8x Increase
All Other Investments. . . . . . . . . 74,342,614
b,c
Total. . . . . . . . . . . . . . . . . . . . . . $125,142,104
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
c
Includes financial instruments determined to have no value.
Abbreviations List
EV - Enterprise value
Selected Portfolio
ADR
American Depositary Receipt
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
10. Fair Value Measurements
(continued)

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FRANKLIN STRATEGIC SERIES
Franklin Growth Opportunities Fund
Franklin Small Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
(each a Fund)
At an in-person meeting held on April 16, 2024 (Meeting), the Board of Trustees (Board) of Franklin Strategic Series (Trust),
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin
Advisers, Inc. (Manager) and the Trust, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds
were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.
In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of the Putnam family of funds into the FT family of funds and management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over various time periods ended December 31,
2023. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.
Franklin Growth Opportunities Fund - The Performance Universe for the Fund included the Fund and all retail and institutional multi-cap growth funds. The Board noted that the Fund’s annualized total return for the one-, three-, five- and
10-year periods was above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.
Franklin Small Cap Growth Fund and Franklin Small-Mid Cap Growth Fund - The Performance Universe for the Franklin
Small Cap Growth Fund included the Fund and all retail and institutional small-cap growth funds. The Performance Universe for Franklin Small-Mid Cap Growth Fund included the Fund and all retail and institutional mid-cap growth funds. The Board noted that each Fund’s annualized total return for the one- and five-year periods was above the median of its Performance
Universe, but for the three- and 10-year periods was below the median of its Performance Universe. The Board further noted
that each Fund’s one-year annualized total return was in the first quintile. The Board concluded that each Fund’s performance was satisfactory.

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Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for each Fund and for each of the other funds in each Fund’s respective Expense Group. The Board received a description of the methodology used by
Broadridge to select the mutual funds included in an Expense Group.
The Expense Group for the Franklin Growth Opportunities Fund included the Fund, 12 other multi-cap growth funds and one mid-cap growth fund. The Expense Group for the Franklin Small Cap Growth Fund included the Fund and 14 other small-
cap growth funds. The Expense Group for the Franklin Small-Mid Cap Growth Fund included the Fund and 11 other mid-cap growth funds. The Board noted that the Management Rates and actual total expense ratios for these Funds were below the medians and in the first quintile (least expensive) of their respective Expense Groups. The Board concluded that the
Management Rates charged to these Funds are reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2023, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.

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Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that each Fund had experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term, but concluded that to the extent economies of scale may be realized by the Manager and its affiliates, each Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

FSS1-SFSOI 12/24
© 2024 Franklin Templeton. All rights reserved.

Franklin
Strategic Series
Financial Statements and Other Important Information
Semi-Annual | October 31, 2024
Franklin Biotechnology Discovery Fund
Franklin Natural Resources Fund

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Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedules of Investments 2
Financial Statements 18
Notes to Financial Statements 22
Changes In and Disagreements with Accountants 35
Results of Meeting(s) of Shareholders 35
Remuneration Paid to Directors, Officers and Others 35
Board Approval of Management and Subadvisory Agreements 35

Franklin Strategic Series
Financial Highlights
Franklin Biotechnology Discovery Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended October
31, 2024
(unaudited)
Year Ended April 30,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $132.38 $112.50 $101.90 $163.50 $150.48 $138.85
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.25) (0.48) (0.47) (0.75) (0.99) (0.69)
Net realized and unrealized gains (losses) 12.45 20.36 11.21 (43.17) 38.85 26.48
Total from investment operations ........ 12.20 19.88 10.74 (43.92) 37.86 25.79
Less distributions from:
Net investment income .............. — — (0.14) (1.01) — —
Net realized gains ................. — — — (16.67) (24.84) (14.16)
Total distributions ................... — — (0.14) (17.68) (24.84) (14.16)
Net asset value, end of period .......... $144.58 $132.38 $112.50 $101.90 $163.50 $150.48
Total return
c
....................... 9.22% 17.67% 10.58% (28.56)% 24.26% 18.52%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.02% 1.05% 1.06% 1.04% 0.98% 1.03%
Expenses net of waiver and payments by
affiliates .......................... 1.01% 1.04%
e
1.06%
f
1.04%
e,f
0.97%
e
1.01%
e
Net investment (loss) ................ (0.34)% (0.41)% (0.45)% (0.54)% (0.58)% (0.49)%
Supplemental data
Net assets, end of period (000’s) ........ $727,678 $705,301 $686,534 $705,915 $1,160,451 $960,305
Portfolio turnover rate ................ 11.92% 35.87% 24.08% 26.25% 47.30% 32.92%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Biotechnology Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended October
31, 2024
(unaudited)
Year Ended April 30,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $121.21 $103.78 $94.59 $152.95 $143.00 $133.51
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.72) (1.26) (1.16) (1.51) (2.16) (1.70)
Net realized and unrealized gains (losses) 11.40 18.69 10.35 (40.18) 36.95 25.35
Total from investment operations ........ 10.68 17.43 9.19 (41.69) 34.79 23.65
Less distributions from:
Net realized gains ................. — — — (16.67) (24.84) (14.16)
Net asset value, end of period .......... $131.89 $121.21 $103.78 $94.59 $152.95 $143.00
Total return
c
....................... 8.82% 16.80% 9.75% (29.00)% 23.33% 17.62%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.77% 1.80% 1.81% 1.66% 1.73% 1.78%
Expenses net of waiver and payments by
affiliates .......................... 1.76% 1.79%
e
1.81%
f
1.66%
e,f
1.72%
e
1.76%
e
Net investment (loss) ................ (1.09)% (1.16)% (1.20)% (1.16)% (1.32)% (1.24)%
Supplemental data
Net assets, end of period (000’s) ........ $24,832 $27,332 $29,573 $33,905 $64,801 $48,363
Portfolio turnover rate ................ 11.92% 35.87% 24.08% 26.25% 47.30% 32.92%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Biotechnology Discovery Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a
Six Months
Ended October
31, 2024
(unaudited)
Year Ended April 30,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $140.93 $119.33 $108.06 $172.21 $156.99 $143.83
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.01 (0.06) (0.08) (0.23) (0.45) (0.18)
Net realized and unrealized gains (losses) 13.24 21.66 11.94 (45.64) 40.51 27.50
Total from investment operations ........ 13.25 21.60 11.86 (45.87) 40.06 27.32
Less distributions from:
Net investment income .............. — — (0.59) (1.61) — —
Net realized gains ................. — — — (16.67) (24.84) (14.16)
Total distributions ................... — — (0.59) (18.28) (24.84) (14.16)
Net asset value, end of period .......... $154.18 $140.93 $119.33 $108.06 $172.21 $156.99
Total return
c
....................... 9.40% 18.10% 11.03% (28.29)% 24.67% 18.95%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.75% 0.76% 0.80% 0.74% 0.71% 0.74%
Expenses net of waiver and payments by
affiliates .......................... 0.66% 0.68%
e
0.65% 0.66%
e
0.64%
e
0.64%
e
Net investment income (loss) .......... 0.01% (0.05)% (0.08)% (0.16)% (0.25)% (0.12)%
Supplemental data
Net assets, end of period (000’s) ........ $9,289 $10,333 $11,692 $9,614 $16,721 $9,484
Portfolio turnover rate ................ 11.92% 35.87% 24.08% 26.25% 47.30% 32.92%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Biotechnology Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a
Six Months
Ended October
31, 2024
(unaudited)
Year Ended April 30,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $138.67 $117.54 $106.46 $169.95 $155.30 $142.56
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.07) (0.19) (0.22) (0.42) (0.59) (0.34)
Net realized and unrealized gains (losses) 13.03 21.32 11.72 (44.99) 40.08 27.24
Total from investment operations ........ 12.96 21.13 11.50 (45.41) 39.49 26.90
Less distributions from:
Net investment income .............. — — (0.42) (1.41) — —
Net realized gains ................. — — — (16.67) (24.84) (14.16)
Total distributions ................... — — (0.42) (18.08) (24.84) (14.16)
Net asset value, end of period .......... $151.63 $138.67 $117.54 $106.46 $169.95 $155.30
Total return
c
....................... 9.35% 17.98% 10.86% (28.39)% 24.56% 18.82%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.77% 0.80% 0.81% 0.79% 0.73% 0.78%
Expenses net of waiver and payments by
affiliates .......................... 0.76% 0.79%
e
0.81%
f
0.79%
e,f
0.72%
e
0.76%
e
Net investment (loss) ................ (0.09)% (0.15)% (0.20)% (0.29)% (0.33)% (0.24)%
Supplemental data
Net assets, end of period (000’s) ........ $134,800 $131,350 $110,607 $110,726 $206,375 $159,348
Portfolio turnover rate ................ 11.92% 35.87% 24.08% 26.25% 47.30% 32.92%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments (unaudited), October 31, 2024
Franklin Biotechnology Discovery Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
1
a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.5%
Biotechnology 77.6%
a
Abivax SA , ADR .................................... France 480,300 $ 4,956,696
a,b
Achieve Life Sciences, Inc. ............................ United States 2,181,025 10,207,197
a
Acumen Pharmaceuticals, Inc. ......................... United States 826,400 2,380,032
a
Adverum Biotechnologies, Inc. ......................... United States 624,737 4,557,456
a
Alector, Inc. ........................................ United States 303,345 1,492,457
a
Alnylam Pharmaceuticals, Inc. .......................... United States 41,596 11,089,078
Amgen, Inc. ....................................... United States 186,911 59,841,426
a
AnaptysBio, Inc. .................................... United States 128,979 2,789,816
a
Apogee Therapeutics, Inc. ............................. United States 155,539 8,094,250
a
Applied Therapeutics, Inc. ............................. United States 1,536,500 13,582,660
a
Arcutis Biotherapeutics, Inc. ........................... United States 1,525,545 12,677,279
a
Argenx SE , ADR .................................... Netherlands 44,485 26,081,556
a
ARS Pharmaceuticals, Inc. ............................ United States 956,989 14,086,878
a
Artiva Biotherapeutics, Inc. ............................ South Korea 43,205 438,099
a,c
Artiva Biotherapeutics, Inc. ............................ South Korea 149,666 1,517,613
a
Ascendis Pharma A/S , ADR ........................... Denmark 136,974 16,823,147
a
Aura Biosciences, Inc. ................................ United States 619,986 6,472,654
a,b
Benitec Biopharma, Inc. .............................. Australia 1,297,015 13,631,628
a
Biogen, Inc. ....................................... United States 129,344 22,505,856
a
CAMP4 Therapeutics Corp. ............................ United States 233,700 2,484,231
a,d
Carmot Therapeutics, Inc. ............................. United States 83,100 412,080
a
Centessa Pharmaceuticals plc , ADR ..................... United States 189,736 2,853,630
a,c
Centessa Pharmaceuticals plc , ADR ..................... United States 489,229 7,358,004
a
CG oncology, Inc. ................................... United States 195,100 6,931,903
a
Cogent Biosciences, Inc. , B ............................ United States 340,448 3,911,748
a
Crinetics Pharmaceuticals, Inc. ......................... United States 228,926 12,810,699
a
Cullinan Therapeutics, Inc. ............................ United States 483,951 7,525,438
a
Cytokinetics, Inc. .................................... United States 41,200 2,101,200
a
Day One Biopharmaceuticals, Inc. ....................... United States 843,949 12,422,929
a
Dyne Therapeutics, Inc. .............................. United States 268,934 7,761,435
a,c
Engene Holdings, Inc. ................................ Canada 141,900 1,255,815
a
Engene Holdings, Inc. ................................ Canada 272,359 2,410,377
Gilead Sciences, Inc. ................................ United States 489,543 43,481,209
a,c
HilleVax, Inc. ....................................... United States 691,356 1,251,354
a
Immunovant, Inc. ................................... United States 357,713 10,466,682
a,d,e
IN8bio, Inc. ........................................ United States 2,090,200 503,621
a
Insmed, Inc. ....................................... United States 379,040 25,501,811
a,c
Jasper Therapeutics, Inc. ............................. United States 212,241 4,495,264
a
Keros Therapeutics, Inc. .............................. United States 100,750 5,847,530
a,c
Korro Bio, Inc. ...................................... United States 33,800 1,943,500
a
Kura Oncology, Inc. .................................. United States 281,882 4,713,067
a
Kyverna Therapeutics, Inc. ............................ United States 244,900 1,170,622
a
Merus NV ......................................... Netherlands 499,698 24,949,921
a
Mineralys Therapeutics, Inc. ........................... United States 637,832 8,534,192
a
Mirum Pharmaceuticals, Inc. ........................... United States 215,190 8,276,207
a
Neurocrine Biosciences, Inc. ........................... United States 166,630 20,040,590
a
Neurogene, Inc. .................................... United States 55,200 2,429,352
a
Nuvalent, Inc. , A .................................... United States 56,254 4,977,917
a
ORIC Pharmaceuticals, Inc. ........................... United States 338,301 3,173,263
c
Oruka Therapeutics, Inc. .............................. United States 249,964 6,998,992
a
Praxis Precision Medicines, Inc. ........................ United States 164,404 11,506,636
a
PTC Therapeutics, Inc. ............................... United States 480,611 19,185,991
a
Regeneron Pharmaceuticals, Inc. ....................... United States 62,222 52,154,480
a
Relay Therapeutics, Inc. .............................. United States 510,000 2,873,850
a
Rocket Pharmaceuticals, Inc. .......................... United States 284,733 4,740,804
a
Sarepta Therapeutics, Inc. ............................ United States 83,578 10,530,828
a
Spyre Therapeutics, Inc. .............................. United States 273,800 8,906,714
a
Syndax Pharmaceuticals, Inc. .......................... United States 406,551 7,667,552

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Biotechnology Discovery Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Biotechnology (continued)
a
Ultragenyx Pharmaceutical, Inc. ........................ United States 63,321 $ 3,228,738
a,c
uniQure NV ........................................ Netherlands 733,500 4,195,620
a
Vaxcyte, Inc. ....................................... United States 210,139 22,348,283
a
Vertex Pharmaceuticals, Inc. ........................... United States 114,726 54,607,282
a
Xenon Pharmaceuticals, Inc. ........................... Canada 93,364 3,838,194
a
Zealand Pharma A/S , A ............................... Denmark 69,700 8,046,341
696,051,674
Health Care Providers & Services 0.8%
a
Guardant Health, Inc. ................................ United States 323,366 7,075,248
Life Sciences Tools & Services 3.0%
a
Avantor, Inc. ....................................... United States 383,929 8,588,492
a
Illumina, Inc. ....................................... United States 79,688 11,486,228
Sartorius Stedim Biotech .............................. France 10,100 2,026,089
Thermo Fisher Scientific, Inc. .......................... United States 8,579 4,686,879
26,787,688
Pharmaceuticals 14.9%
a
Alto Neuroscience, Inc. ............................... United States 165,070 642,122
a,c
Alto Neuroscience, Inc. ............................... United States 263,900 1,026,571
a
Aquestive Therapeutics, Inc. ........................... United States 828,900 4,550,661
AstraZeneca plc , ADR ................................ United Kingdom 336,408 23,935,429
a
Context Therapeutics, Inc. ............................. United States 1,238,800 2,700,584
a,c
Contineum Therapeutics, Inc. , A ........................ United States 216,967 3,636,367
a
Contineum Therapeutics, Inc. , A ........................ United States 295,058 4,945,172
a
EyePoint Pharmaceuticals, Inc. ......................... United States 1,036,229 12,186,053
a
Intra-Cellular Therapies, Inc. ........................... United States 355,209 30,103,963
a
Jazz Pharmaceuticals plc ............................. United States 216,363 23,806,421
a,c
MBX Biosciences, Inc. ............................... United States 164,500 3,767,050
a
Ocular Therapeutix, Inc. .............................. United States 410,100 4,318,353
a
Pliant Therapeutics, Inc. .............................. United States 158,900 2,235,723
a
Relmada Therapeutics, Inc. ............................ United States 456,400 1,588,272
a
Revance Therapeutics, Inc. ............................ United States 1,125,484 6,640,355
a
Structure Therapeutics, Inc. , ADR ....................... United States 176,064 7,245,034
133,328,130
Real Estate Management & Development 0.2%
a,d,e
Lycia LLC , C ....................................... Japan 859,370 1,966,252
Total Common Stocks (Cost $ 511,741,623 ) ...................................
865,208,992
Convertible Preferred Stocks 0.2%
Household Products 0.2%
a,d,e
Candid, Inc. , B ..................................... United States 1,519,609 1,823,531
a
Total Convertible Preferred Stocks (Cost $ 1,823,531 ) ..........................
1,823,531
Preferred Stocks 0.2%
Life Sciences Tools & Services 0.2%
f
Sartorius AG , 0.31% ................................. Germany 9,200 2,383,316
Total Preferred Stocks (Cost $ 4,184,034 ) .....................................
2,383,316

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Biotechnology Discovery Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country Warrants
a
Value
a a a a a a
Warrants 0.5%
Biotechnology 0.5%
a,b,d,e
Achieve Life Sciences, Inc. , 8/31/27 ..................... United States 2,181,025 $ 1,042,388
a,b
Benitec Biopharma, Inc. , 2/20/49 ........................ Australia 310,881 3,267,328
a,d,e
IN8bio, Inc. , 10/04/27 ................................ United States 2,090,200 369,978
4,679,694
Pharmaceuticals 0.0%
†
a
Nuvation Bio, Inc. , 7/07/27 ............................ United States 115,266 9,602
Total Warrants (Cost $ 599,960 ) ..............................................
4,689,296
Principal
Amount
*
Convertible Bonds 0.6%
Biotechnology 0.6%
Jade Biosciences GmbH , 12% , 12/31/26 ..................
Germany 5,000,000 5,000,000
Total Convertible Bonds (Cost $ 5,000,000 ) ...................................
5,000,000
Shares
a
Escrows and Litigation Trusts 0.0%
a,d
Sanofi SA, Escrow Account ............................ France 2,333,755 —
Total Escrows and Litigation Trusts (Cost $ – ) .................................
—
Total Long Term Investments (Cost $ 523,349,148 ) .............................
879,105,135
a
Short Term Investments 3.4%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.0%
g,h
Institutional Fiduciary Trust - Money Market Portfolio , 4.582% .. United States 18,115,719 18,115,719
Total Money Market Funds (Cost $ 18,115,719 ) ................................
18,115,719
i
Investments from Cash Collateral Received for
Loaned Securities 1.4%
Money Market Funds 1.4%
g,h
Institutional Fiduciary Trust - Money Market Portfolio , 4.582% .. United States 11,962,765 11,962,765
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 11,962,765 ) .........................................................
11,962,765
Total Short Term Investments (Cost $ 30,078,484 ) ..............................
30,078,484
a
Total Investments (Cost $ 553,427,632 ) 101.4% ................................
$909,183,619
Other Assets, less Liabilities (1.4) % .........................................
(12,584,058)
Net Assets 100.0% .........................................................
$896,599,561
a a a
See Abbreviations on page 34.

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Biotechnology Discovery Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 7 regarding holdings of 5% voting securities.
c
A portion or all of the security is on loan at October 31, 2024. See Note 1 ( c ).
d
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
e
See Note 6 regarding restricted securities.
f
Variable rate security. The rate shown represents the yield at period end.
g
See Note 3 ( f ) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
See Note 1 ( c ) regarding securities on loan.

Franklin Strategic Series
Financial Highlights
Franklin Natural Resources Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a
Six Months
Ended October
31, 2024
(unaudited)
Year Ended April 30,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $30.98 $28.10 $27.01 $20.02 $13.60 $23.58
Income from investment operations
a
:
Net investment income
b
............. 0.27 0.55 0.68 0.50 0.28 0.34
Net realized and unrealized gains (losses) (0.85) 2.90 1.09 6.77 6.54 (9.96)
Total from investment operations ........ (0.58) 3.45 1.77 7.27 6.82 (9.62)
Less distributions from:
Net investment income .............. — (0.57) (0.68) (0.28) (0.40) (0.36)
Net asset value, end of period .......... $30.40 $30.98 $28.10 $27.01 $20.02 $13.60
Total return
c
....................... (1.81)% 12.41% 6.56% 36.63% 50.55% (41.30)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.00% 1.02% 0.97% 1.10% 1.24% 1.17%
Expenses net of waiver and payments by
affiliates .......................... 0.99% 1.01%
e
0.96%
e
1.10%
f
1.24%
e,f
1.17%
e,f
Net investment income ............... 1.75% 1.90% 2.45% 2.17% 1.71% 1.75%
Supplemental data
Net assets, end of period (000’s) ........ $250,094 $272,081 $301,153 $289,403 $176,127 $123,467
Portfolio turnover rate ................ 5.20% 11.86% 23.76% 27.45% 49.23% 25.60%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Natural Resources Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a
Six Months
Ended October
31, 2024
(unaudited)
Year Ended April 30,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $30.12 $27.43 $26.45 $19.58 $13.25 $22.82
Income from investment operations
a
:
Net investment income
b
............. 0.15 0.33 0.46 0.32 0.15 0.19
Net realized and unrealized gains (losses) (0.81) 2.82 1.06 6.63 6.38 (9.70)
Total from investment operations ........ (0.66) 3.15 1.52 6.95 6.53 (9.51)
Less distributions from:
Net investment income .............. — (0.46) (0.54) (0.08) (0.20) (0.06)
Net asset value, end of period .......... $29.46 $30.12 $27.43 $26.45 $19.58 $13.25
Total return
c
....................... (2.19)% 11.60% 5.75% 35.59% 49.42% (41.71)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.75% 1.77% 1.72% 1.86% 1.99% 1.92%
Expenses net of waiver and payments by
affiliates .......................... 1.74% 1.76%
e
1.71%
e
1.86%
f
1.99%
e,f
1.92%
e,f
Net investment income ............... 1.01% 1.16% 1.72% 1.41% 0.93% 1.00%
Supplemental data
Net assets, end of period (000’s) ........ $14,954 $17,371 $25,090 $30,427 $27,753 $23,391
Portfolio turnover rate ................ 5.20% 11.86% 23.76% 27.45% 49.23% 25.60%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Natural Resources Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a
Six Months
Ended October
31, 2024
(unaudited)
Year Ended April 30,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $33.71 $30.45 $29.17 $21.58 $14.63 $25.22
Income from investment operations
a
:
Net investment income
b
............. 0.36 0.73 0.79 0.64 0.39 0.54
Net realized and unrealized gains (losses) (0.92) 3.15 1.24 7.31 7.05 (10.76)
Total from investment operations ........ (0.56) 3.88 2.03 7.95 7.44 (10.22)
Less distributions from:
Net investment income .............. — (0.62) (0.75) (0.36) (0.49) (0.37)
Net asset value, end of period .......... $33.15 $33.71 $30.45 $29.17 $21.58 $14.63
Total return
c
....................... (1.66)% 12.90% 6.99% 37.24% 51.43% (41.02)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.66% 0.67% 0.65% 0.80% 0.89% 0.72%
Expenses net of waiver and payments by
affiliates .......................... 0.61% 0.61%
e
0.56%
e
0.65% 0.72%
e
0.66%
e
Net investment income ............... 2.12% 2.34% 2.65% 2.53% 2.22% 2.26%
Supplemental data
Net assets, end of period (000’s) ........ $7,911 $7,995 $12,387 $4,943 $1,722 $839
Portfolio turnover rate ................ 5.20% 11.86% 23.76% 27.45% 49.23% 25.60%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Natural Resources Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a
Six Months
Ended October
31, 2024
(unaudited)
Year Ended April 30,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $33.43 $30.23 $28.97 $21.44 $14.54 $25.20
Income from investment operations
a
:
Net investment income
b
............. 0.34 0.67 0.80 0.60 0.33 0.41
Net realized and unrealized gains (losses) (0.92) 3.13 1.18 7.24 7.01 (10.64)
Total from investment operations ........ (0.58) 3.80 1.98 7.84 7.34 (10.23)
Less distributions from:
Net investment income .............. — (0.60) (0.72) (0.31) (0.44) (0.43)
Net asset value, end of period .......... $32.85 $33.43 $30.23 $28.97 $21.44 $14.54
Total return
c
....................... (1.74)% 12.72% 6.86% 36.93% 50.95% (41.15)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.75% 0.77% 0.72% 0.85% 1.00% 0.92%
Expenses net of waiver and payments by
affiliates .......................... 0.74% 0.76%
e
0.71%
e
0.85%
f
1.00%
e,f
0.92%
e,f
Net investment income ............... 2.00% 2.15% 2.71% 2.39% 1.93% 2.00%
Supplemental data
Net assets, end of period (000’s) ........ $64,913 $76,028 $82,840 $87,707 $39,562 $28,334
Portfolio turnover rate ................ 5.20% 11.86% 23.76% 27.45% 49.23% 25.60%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments (unaudited), October 31, 2024
Franklin Natural Resources Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a a
Country Shares a Value
a
Common Stocks 95.6%
Agricultural Products & Services 0.6%
Bunge Global SA ..................................... United States 23,700 $ 1,991,274
Construction & Engineering 1.0%
a
Cadeler A/S , ADR ..................................... Denmark 124,324 3,343,072
a
Construction Materials 1.4%
Martin Marietta Materials, Inc. ............................ United States 7,800 4,620,252
Copper 5.6%
Antofagasta plc ....................................... Chile 98,300 2,195,344
a
Capstone Copper Corp. ................................ Canada 359,500 2,486,433
a
ERO Copper Corp. .................................... Brazil 132,200 2,427,805
Freeport-McMoRan, Inc. ................................ United States 198,300 8,927,466
Lundin Mining Corp. ................................... Chile 239,200 2,326,116
18,363,164
Diversified Chemicals 1.0%
Huntsman Corp. ...................................... United States 151,400 3,330,800
Diversified Metals & Mining 6.6%
a
Aclara Resources, Inc. ................................. United Kingdom 489,200 163,377
a,b
Aclara Resources, Inc. , 144A ............................ United Kingdom 510,754 170,575
Anglo American plc .................................... South Africa 58,100 1,800,845
c
BHP Group Ltd. , ADR .................................. Australia 110,600 6,133,876
Glencore plc ......................................... Australia 334,000 1,751,438
a,c
MP Materials Corp. .................................... United States 90,000 1,619,100
Rio Tinto plc , ADR ..................................... Australia 79,500 5,158,755
South32 Ltd. ......................................... Australia 565,300 1,355,471
Teck Resources Ltd. , B ................................. Canada 97,000 4,509,530
22,662,967
Electrical Components & Equipment 1.2%
a,c
Fluence Energy, Inc. ................................... United States 74,000 1,609,500
a
Freyr Battery, Inc. ..................................... Norway 513,600 498,192
a
NEXTracker, Inc. , A .................................... United States 25,500 1,015,410
a
Shoals Technologies Group, Inc. , A ........................ United States 155,200 839,632
3,962,734
Fertilizers & Agricultural Chemicals 2.6%
Corteva, Inc. ......................................... United States 82,200 5,007,624
Nutrien Ltd. .......................................... Canada 76,000 3,623,680
8,631,304
Gold 8.1%
Agnico Eagle Mines Ltd. ................................ Canada 75,500 6,516,745
Alamos Gold, Inc. , A ................................... Canada 278,700 5,630,647
B2Gold Corp. ........................................ Canada 326,200 1,077,689
Barrick Gold Corp. .................................... Canada 301,400 5,823,048
Newmont Corp. ....................................... United States 185,200 8,415,488
27,463,617
Heavy Electrical Equipment 0.1%
a
TPI Composites, Inc. ................................... United States 116,500 396,683
a
Industrial Gases 3.1%
Air Products and Chemicals, Inc. .......................... United States 18,300 5,682,699
Linde plc ............................................ United States 10,800 4,926,420
10,609,119

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Natural Resources Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a a
Country Shares a Value
a
Common Stocks
(continued)
Industrial Machinery & Supplies & Components 0.6%
Xylem, Inc. .......................................... United States 17,900 $ 2,179,862
Integrated Oil & Gas 13.8%
Chevron Corp. ....................................... United States 67,900 10,104,878
Exxon Mobil Corp. ..................................... United States 129,206 15,088,677
Occidental Petroleum Corp. ............................. United States 90,000 4,509,900
Shell plc , ADR ........................................ United States 103,800 7,011,690
Suncor Energy, Inc. .................................... Canada 133,600 5,043,284
TotalEnergies SE , ADR ................................. France 74,410 4,655,090
46,413,519
Metal, Glass & Plastic Containers 1.4%
Ball Corp. ........................................... United States 42,300 2,506,275
Crown Holdings, Inc. ................................... United States 22,100 2,067,455
4,573,730
Oil & Gas Drilling 1.1%
Patterson-UTI Energy, Inc. .............................. United States 214,724 1,646,933
a
Precision Drilling Corp. ................................. Canada 33,300 1,999,665
3,646,598
Oil & Gas Equipment & Services 10.8%
Baker Hughes Co. , A ................................... United States 108,000 4,112,640
Cactus, Inc. , A ........................................ United States 14,700 871,563
ChampionX Corp. ..................................... United States 50,700 1,430,754
Halliburton Co. ....................................... United States 161,200 4,471,688
Liberty Energy, Inc. , A .................................. United States 86,900 1,483,383
a
Oceaneering International, Inc. ........................... United States 67,600 1,649,440
a
Oil States International, Inc. ............................. United States 103,700 490,501
Ranger Energy Services, Inc. , A .......................... United States 209,600 2,720,608
Schlumberger NV ..................................... United States 189,200 7,581,244
Select Water Solutions, Inc. , A ............................ United States 153,500 1,627,100
Technip Energies NV ................................... France 72,799 1,817,597
TechnipFMC plc ...................................... United Kingdom 260,000 6,939,400
Trican Well Service Ltd. ................................. Canada 415,400 1,378,352
36,574,270
Oil & Gas Exploration & Production 19.7%
Aker BP ASA ......................................... Norway 106,000 2,267,835
Canadian Natural Resources Ltd. ......................... Canada 242,100 8,233,156
ConocoPhillips ....................................... United States 132,700 14,535,958
Coterra Energy, Inc. ................................... United States 290,000 6,936,800
Devon Energy Corp. ................................... United States 129,600 5,012,928
EOG Resources, Inc. .................................. United States 69,600 8,488,416
EQT Corp. .......................................... United States 71,600 2,616,264
Hess Corp. .......................................... United States 55,200 7,423,296
Matador Resources Co. ................................ United States 58,600 3,053,646
Ovintiv, Inc. .......................................... United States 49,100 1,924,720
Permian Resources Corp. , A ............................. United States 239,000 3,257,570
Tourmaline Oil Corp. ................................... Canada 51,700 2,383,469
66,134,058
Oil & Gas Refining & Marketing 4.4%
Marathon Petroleum Corp. .............................. United States 30,600 4,451,382
Phillips 66 ........................................... United States 50,200 6,115,364
Valero Energy Corp. ................................... United States 33,900 4,398,864
14,965,610

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Natural Resources Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country Shares a Value
a
Common Stocks
(continued)
Oil & Gas Storage & Transportation 9.4%
Cheniere Energy, Inc. .................................. United States 16,300 $ 3,119,494
Enbridge, Inc. ........................................ Canada 66,600 2,690,640
Kinder Morgan, Inc. .................................... United States 245,500 6,017,205
c
New Fortress Energy, Inc. ............................... United States 86,600 728,306
a
South Bow Corp. ...................................... Canada 26,840 669,926
Targa Resources Corp. ................................. United States 31,100 5,192,456
TC Energy Corp. ...................................... Canada 134,200 6,241,642
Williams Cos., Inc. (The) ................................ United States 143,600 7,520,332
32,180,001
Packaged Foods & Meats 0.2%
Lamb Weston Holdings, Inc. ............................. United States 11,400 885,666
Paper & Plastic Packaging Products & Materials 0.8%
Packaging Corp. of America ............................. United States 12,000 2,747,280
Precious Metals & Minerals 0.3%
a
IperionX Ltd. ......................................... Australia 449,250 967,988
a
Specialty Chemicals 0.9%
Albemarle Corp. ...................................... United States 26,200 2,481,926
Neo Performance Materials, Inc. .......................... Canada 23,600 133,225
b
Neo Performance Materials, Inc. , 144A ..................... Canada 85,000 479,836
3,094,987
Steel 0.9%
Reliance, Inc. ........................................ United States 3,500 1,002,190
Vale SA , ADR , B ...................................... Brazil 199,400 2,133,580
3,135,770
Total Common Stocks (Cost $ 193,772,546 ) .....................................
322,874,325
a
Convertible Preferred Stocks 0.4%
Specialty Chemicals 0.4%
Albemarle Corp. , 7.25% ................................ United States 30,800 1,378,300
Total Convertible Preferred Stocks (Cost $ 1,540,000 ) ............................
1,378,300
Warrants
a a a a a
Warrants 0.1%
Integrated Oil & Gas 0.1%
a
Occidental Petroleum Corp. , 8/03/27 ....................... United States 17,900 509,255
Total Warrants (Cost $ 88,605 ) .................................................
509,255
Principal
Amount
*
Convertible Bonds 0.4%
Oil & Gas Equipment & Services 0.4%
Oil States International, Inc. , Senior Note , 4.75% , 4/01/26 ....... United States 1,200,000 1,173,600
Total Convertible Bonds (Cost $ 1,200,000 ) .....................................
1,173,600
Total Long Term Investments (Cost $ 196,601,151 ) ...............................
325,935,480
a

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Natural Resources Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
Short Term Investments 6.6%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 3.9%
d,e
Institutional Fiduciary Trust - Money Market Portfolio , 4.582% .... United States 13,243,713 $ 13,243,713
Total Money Market Funds (Cost $ 13,243,713 ) ..................................
13,243,713
f
Investments from Cash Collateral Received for
Loaned Securities 2.7%
Money Market Funds 2.7%
d,e
Institutional Fiduciary Trust - Money Market Portfolio , 4.582% .... United States 9,133,385 9,133,385
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 9,133,385 ) .................................................................
9,133,385
Total Short Term Investments (Cost $ 22,377,098 ) ................................
22,377,098
a
Total Investments (Cost $ 218,978,249 ) 103.1% ..................................
$348,312,578
Other Assets, less Liabilities (3.1) % ...........................................
(10,440,338)
Net Assets 100.0% ...........................................................
$337,872,240
See Abbreviations on page 34 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2024, the aggregate value of these securities was $650,411, representing 0.2% of net assets.
c
A portion or all of the security is on loan at October 31, 2024. See Note 1(c).
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
f
See Note 1(c) regarding securities on loan.

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
October 31, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $506,030,312 $196,601,151
Cost - Non-controlled affiliates (Note 3 f and 7 ) ................................... 47,397,320 22,377,098
Value - Unaffiliated issuers (Includes securities loaned of $ 11,295,072 and $ 8,697,503 , respectively) ............................................................ $850,956,594 $325,935,480
Value - Non-controlled affiliates (Note 3 f and 7 ) .................................. 58,227,025 22,377,098
Cash ................................................................... 128,426 40,291
Foreign currency, at value (cost $ 108 and $ 78,649 , respectively) ...................... 108 78,649
Receivables:
Investment securities sold .................................................. 81,462 —
Capital shares sold ....................................................... 678,854 34,569
Dividends and interest .................................................... 355,597 238,099
European Union tax reclaims (Note 1 d ) ........................................ — 90,860
Total assets ......................................................... 910,428,066 348,795,046
Liabilities:
Payables:
Investment securities purchased ............................................. 59,695 1,074,263
Capital shares redeemed .................................................. 793,392 241,473
Management fees ........................................................ 465,991 152,001
Distribution fees ......................................................... 180,556 68,162
Transfer agent fees ....................................................... 214,673 161,049
Trustees' fees and expenses ................................................ 93 22
Payable upon return of securities loaned (Note 1 c ) ................................. 11,962,765 9,133,385
Accrued expenses and other liabilities .......................................... 151,340 92,451
Total liabilities ........................................................ 13,828,505 10,922,806
Net assets, at value ................................................ $896,599,561 $337,872,240
Net assets consist of:
Paid-in capital ............................................................ $467,225,999 $375,007,330
Total distributable earnings (losses) ............................................ 429,373,562 (37,135,090)
Net assets, at value ................................................ $896,599,561 $337,872,240

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
(continued)
October 31, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Class A:
Net assets, at value ...................................................... $727,678,117 $250,093,950
Shares outstanding ....................................................... 5,033,067 8,225,429
Net asset value per share
a ,b
................................................. $144.58 $30.40
Maximum offering price per share (net asset value per share ÷ 94 .50% )
b
............... $152.99 $32.17
Class C:
Net assets, at value ...................................................... $24,832,374 $14,954,196
Shares outstanding ....................................................... 188,288 507,687
Net asset value and maximum offering price per share
a ,b
........................... $131.89 $29.46
Class R6:
Net assets, at value ...................................................... $9,288,986 $7,910,612
Shares outstanding ....................................................... 60,246 238,620
Net asset value and maximum offering price per share
b
............................ $154.18 $33.15
Advisor Class:
Net assets, at value ...................................................... $134,800,084 $64,913,482
Shares outstanding ....................................................... 888,983 1,975,875
Net asset value and maximum offering price per share
b
............................ $151.63 $32.85
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Strategic Series
Financial Statements
Statements of Operations
for the six months ended October 31, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Investment income:
Dividends: (net of foreign taxes of $– and $220,839, respectively)
Unaffiliated issuers ....................................................... $1,844,785 $4,724,770
Non-controlled affiliates (Note 3 f and 7 ) ........................................ 448,687 152,005
Interest:
Unaffiliated issuers ....................................................... 164,384 28,500
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) .................................... 213,644 (88,683)
Non-controlled affiliates (Note 3 f ) ............................................ 394,706 106,576
Other income (Note 1 d ) ..................................................... — 4,500
Total investment income .................................................. 3,066,206 4,927,668
Expenses:
Management fees (Note 3 a ) .................................................. 2,795,712 934,006
Distribution fees: (Note 3c )
Class A ............................................................... 932,907 330,600
Class C ............................................................... 136,979 81,115
Transfer agent fees: (Note 3e )
Class A ............................................................... 468,574 217,886
Class C ............................................................... 17,183 13,390
Class R6 .............................................................. 5,503 2,978
Advisor Class ........................................................... 85,764 58,118
Custodian fees ........................................................... 2,026 3,140
Reports to shareholders fees ................................................. 53,134 29,114
Registration and filing fees ................................................... 45,989 43,821
Professional fees .......................................................... 40,815 27,860
Trustees' fees and expenses ................................................. 5,248 2,242
Interest expense .......................................................... — 2,465
Other ................................................................... 21,950 13,971
Total expenses ........................................................ 4,611,784 1,760,706
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............................. (61,049) (19,101)
Net expenses ........................................................ 4,550,735 1,741,605
Net investment income (loss) ........................................... (1,484,529) 3,186,063
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... 37,589,096 19,293,666
Foreign currency transactions ............................................... 1,422 (4,061)
Net realized gain (loss) ................................................. 37,590,518 19,289,605
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... 34,527,591 (29,030,386)
Non-controlled affiliates (Note 3 f and 7 ) ...................................... 9,002,094 —
Translation of other assets and liabilities denominated in foreign currencies ............. 31 1,808
Net change in unrealized appreciation (depreciation) ........................... 43,529,716 (29,028,578)
Net realized and unrealized gain (loss) ........................................... 81,120,234 (9,738,973)
Net increase (decrease) in net assets resulting from operations ......................... $79,635,705 $(6,552,910)

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
T
Franklin Biotechnology Discovery Fund Franklin Natural Resources Fund
Six Months Ended
October 31, 2024
(unaudited)
Year Ended
April 30, 2024
Six Months Ended
October 31, 2024
(unaudited)
Year Ended
April 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ....... $(1,484,529) $(3,257,149) $3,186,063 $7,327,841
Net realized gain (loss) ............ 37,590,518 70,270,543 19,289,605 6,155,538
Net change in unrealized appreciation
(depreciation) ................. 43,529,716 65,328,352 (29,028,578) 28,205,159
Net increase (decrease) in net
assets resulting from operations . 79,635,705 132,341,746 (6,552,910) 41,688,538
Distributions to shareholders:
Class A ........................ — — — (5,286,235)
Class C ........................ — — — (316,747)
Class R6 ....................... — — — (165,584)
Advisor Class ................... — — — (1,479,563)
Total distributions to shareholders ..... — — — (7,248,129)
Capital share transactions: (Note 2 )
Class A ........................ (42,147,607) (90,765,519) (17,174,948) (54,180,676)
Class C ........................ (4,871,998) (6,308,260) (2,051,291) (9,396,377)
Class R6 ....................... (1,979,215) (2,922,785) 46,483 (5,139,233)
Advisor Class ................... (8,353,227) 3,565,328 (9,869,843) (13,718,926)
Total capital share transactions ....... (57,352,047) (96,431,236) (29,049,599) (82,435,212)
Net increase (decrease) in net
assets ..................... 22,283,658 35,910,510 (35,602,509) (47,994,803)
Net assets:
Beginning of period ................ 874,315,903 838,405,393 373,474,749 421,469,552
End of period ..................... $896,599,561 $874,315,903 $337,872,240 $373,474,749

Franklin Strategic Series
Notes to Financial Statements (unaudited)
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1. Organization and Significant Accounting Policies
Franklin Strategic Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of
ten separate funds, two of which are included in this report
(Funds). The Funds follow the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and apply
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Funds offer four classes of shares: Class A, Class C, Class R6 and Advisor
Class. Class C shares automatically convert to Class A
shares on a monthly basis, after they have been held for
8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on
matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt and certain preferred securities generally trade in the
OTC market rather than on a securities exchange. The
Funds' pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Strategic Series
Notes to Financial Statements (unaudited)
23
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Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At October 31, 2024, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Funds. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statements of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)
24
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Semiannual Report
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower.
d. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements of
Operations and any related receivable, if any, is reflected as
European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of October 31, 2024, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Funds. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
1. Organization and Significant Accounting Policies
(continued)
c. Securities Lending
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)
25
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f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At October 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Biotechnology
Discovery Fund Franklin Natural Resources Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended October 31, 2024
Shares sold
a
................................... 147,192 $21,068,956 369,632 $11,385,888
Shares redeemed ............................... (441,853) (63,216,563) (927,979) (28,560,836)
Net increase (decrease) .......................... (294,661) $(42,147,607) (558,347) $(17,174,948)
Year ended April 30, 2024
Shares sold
a
................................... 527,209 $62,920,528 1,264,920 $36,259,069
Shares issued in reinvestment of distributions .......... — — 182,021 5,214,902
Shares redeemed ............................... (1,302,203) (153,686,047) (3,381,617) (95,654,647)
Net increase (decrease) .......................... (774,994) $(90,765,519) (1,934,676) $(54,180,676)
Class C
Class C Shares:
Six Months ended October 31, 2024
Shares sold ................................... 9,501 $1,249,277 30,990 $924,768
Shares redeemed
a
.............................. (46,698) (6,121,275) (100,008) (2,976,059)
Net increase (decrease) .......................... (37,197) $(4,871,998) (69,018) $(2,051,291)
Year ended April 30, 2024
Shares sold ................................... 41,225 $4,441,865 110,262 $3,039,841
Shares issued in reinvestment of distributions .......... — — 11,174 312,200
Shares redeemed
a
.............................. (100,695) (10,750,125) (459,372) (12,748,418)
Net increase (decrease) .......................... (59,470) $(6,308,260) (337,936) $(9,396,377)
Class R6
1. Organization and Significant Accounting Policies
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)
26
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3 . Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Franklin Biotechnology
Discovery Fund Franklin Natural Resources Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended October 31, 2024
Shares sold ................................... 8,499 $1,290,404 30,384 $1,015,737
Shares redeemed ............................... (21,576) (3,269,619) (28,944) (969,254)
Net increase (decrease) .......................... (13,077) $(1,979,215) 1,440 $46,483
Year ended April 30, 2024
Shares sold ................................... 17,791 $2,320,133 78,008 $2,420,818
Shares issued in reinvestment of distributions .......... — — 5,317 165,584
Shares redeemed ............................... (42,450) (5,242,918) (252,929) (7,725,635)
Net increase (decrease) .......................... (24,659) $(2,922,785) (169,604) $(5,139,233)
Advisor Class
Advisor Class Shares:
Six Months ended October 31, 2024
Shares sold ................................... 107,750 $15,950,119 162,767 $5,435,744
Shares redeemed ............................... (165,989) (24,303,346) (461,345) (15,305,587)
Net increase (decrease) .......................... (58,239) $(8,353,227) (298,578) $(9,869,843)
Year ended April 30, 2024
Shares sold ................................... 290,098 $38,622,153 654,979 $20,559,328
Shares issued in reinvestment of distributions .......... — — 47,545 1,468,672
Shares redeemed ............................... (283,878) (35,056,825) (1,168,531) (35,746,926)
Net increase (decrease) .......................... 6,220 $3,565,328 (466,007) $(13,718,926)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)
27
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a. Management Fees
Franklin Biotechnology Discovery Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Franklin Natural Resources Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended October 31, 2024, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class C compensation distribution plans, the
Annualized Fee Rate Net Assets
0.775% Up to and including $100 million
0.650% Over $100 million, up to and including $200 million
0.635% Over $200 million, up to and including $250 million
0.585% Over $250 million, up to and including $700 million
0.550% Over $700 billion, up to and including $1.2 billion
0.525% Over $1.2 billion, up to and including $7.5 billion
0.515% Over $7.5 billion, up to and including $10 billion
0.505% Over $10 billion, up to and including $12.5 billion
0.495% Over $12.5 billion, up to and including $15 billion
0.475% In excess of $15 billion
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Gross effective investment management fee rate ........ 0.608% 0.520%
3 . Transactions with Affiliates (continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)
28
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Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is
February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended October 31, 2024, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Class A ............................... 0.35% 0.35%
Class C ............................... 1.00% 1.00%
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $22,750 $9,672
CDSC retained ........................... $1,490 $712
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Transfer agent fees ........................ $159,261 $93,057
3 . Transactions with Affiliates (continued)
c. Distribution Fees
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)
29
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f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the period ended October 31, 2024, investments in affiliated management investment companies were as follows:
g. Waiver and Expense Reimbursements
Transfer agent fees on Class R6 shares of the Funds have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until August 31, 2025.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Biotechnology Discovery Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.582% $27,497,723 $104,952,637 $(114,334,641) $— $— $18,115,719 18,115,719 $448,687
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.582% $7,029,635 $86,028,864 $(81,095,734) $— $— $11,962,765 11,962,765 $394,706
Total Affiliated Securities ... $34,527,358 $190,981,501 $(195,430,375) $— $— $30,078,484 $843,393
Franklin Natural Resources Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.582% $996,110 $51,557,886 $(39,310,283) $— $— $13,243,713 13,243,713 $152,005
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.582% $5,847,240 $72,535,839 $(69,249,694) $— $— $9,133,385 9,133,385 $106,576
Total Affiliated Securities ... $6,843,350 $124,093,725 $(108,559,977) $— $— $22,377,098 $258,581
3 . Transactions with Affiliates (continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)
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4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At April 30, 2024, the capital loss carryforwards were as follows:
At October 31, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares, corporate actions and net operating losses.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2024, were as follows:
At October 31, 2024, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
Franklin Natural
Resources
Fund
1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 2,943,242
Long term ............................. 188,124,991
Total capital loss carryforwards ............ $191,068,233
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
a a a
Cost of investments ....................... $559,267,746 $226,457,939
Unrealized appreciation ..................... $418,364,081 $146,223,896
Unrealized depreciation ..................... (68,448,208) (24,369,257)
Net unrealized appreciation (depreciation) ....... $349,915,873 $121,854,639
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Purchases .............................. $106,420,387 $18,318,489
Sales .................................. $159,385,908 $54,345,062
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Securities lending transactions
a
:
Equity investments
b
........................ $11,962,765 $9,133,385
a
The agreements can be terminated at any time.
b
The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.

Franklin Strategic Series
Notes to Financial Statements (unaudited)
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6. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At October 31, 2024, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
7. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended October 31, 2024, investments in “affiliated companies” were as follows:
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Biotechnology Discovery Fund
2,181,025
a
Achieve Life Sciences, Inc., 8/31/27 .............. 2/29/24 $ 22 $ 1,042,388
1,519,609 Candid, Inc., B .............................. 8/19/24 1,823,531 1,823,531
2,090,200 IN8bio Inc ................................. 9/30/24 825,629 503,621
2,090,200 IN8bio, Inc., 10/04/27 ......................... 10/10/24 — 369,978
859,370 Lycia LLC, C ............................... 4/26/24 1,754,576 1,966,252
Total Restricted Securities (Value is 0.6% of Net Assets) .............. $4,403,758 $5,705,770
a
The Fund also invests in unrestricted securities of the issuer, valued at $10,207,197 as of October 31, 2024.
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Warrants/
Principal
Amount* Held
at End
of Period
Investment
Income
Franklin Biotechnology Discovery Fund
Non-Controlled Affiliates
Dividends
Achieve Life Sciences Inc $ 9,574,700 $ — $ — $ — $ 632,497 $ 10,207,197 2,181,025 $ —
Achieve Life Sciences,
Inc., 8/31/27 ...... 863,880 — — — 178,508 1,042,388 2,181,025 —
Benitec Biopharma, Inc . 3,083,295 2,997,659
a
— — 7,550,674 13,631,628 1,297,015 —
Benitec Biopharma, Inc.,
2/20/49 .......... 2,626,913 — — — 640,415 3,267,328 310,881 —
Total Affiliated Securities
(Value is 3.1% of Net
Assets) .......... $16,148,788 $2,997,659 $— $— $9,002,094 $28,148,541 $—
a
May include accretion, amortization, and/or other cost basis adjustments.

Franklin Strategic Series
Notes to Financial Statements (unaudited)
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8. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended October 31, 2024, the
Funds did not use the Global Credit Facility.
9. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2024, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
Common Stocks :
Biotechnology ......................... $ 686,651,533 $ 8,484,440 $ 915,701 $ 696,051,674
Health Care Providers & Services .......... 7,075,248 — — 7,075,248
Life Sciences Tools & Services ............ 24,761,599 2,026,089 — 26,787,688
Pharmaceuticals ....................... 133,328,130 — — 133,328,130
Real Estate Management & Development .... — — 1,966,252 1,966,252
Convertible Preferred Stocks ................ — — 1,823,531 1,823,531
Preferred Stocks ......................... — 2,383,316 — 2,383,316
Warrants :
Biotechnology ......................... — 3,267,328 1,412,366 4,679,694
Pharmaceuticals ....................... 9,602 — — 9,602
Convertible Bonds ....................... — 5,000,000 — 5,000,000
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 30,078,484 — — 30,078,484
Total Investments in Securities ........... $881,904,596 $21,161,173
b
$6,117,850 $909,183,619

Franklin Strategic Series
Notes to Financial Statements (unaudited)
33
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Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Natural Resources Fund
Assets:
Investments in Securities:
Common Stocks :
Agricultural Products & Services ........... $ 1,991,274 $ — $ — $ 1,991,274
Construction & Engineering ............... 3,343,072 — — 3,343,072
Construction Materials .................. 4,620,252 — — 4,620,252
Copper .............................. 16,167,820 2,195,344 — 18,363,164
Diversified Chemicals ................... 3,330,800 — — 3,330,800
Diversified Metals & Mining ............... 17,755,213 4,907,754 — 22,662,967
Electrical Components & Equipment ........ 3,962,734 — — 3,962,734
Fertilizers & Agricultural Chemicals ......... 8,631,304 — — 8,631,304
Gold ................................ 27,463,617 — — 27,463,617
Heavy Electrical Equipment .............. 396,683 — — 396,683
Industrial Gases ....................... 10,609,119 — — 10,609,119
Industrial Machinery & Supplies & Components 2,179,862 — — 2,179,862
Integrated Oil & Gas .................... 46,413,519 — — 46,413,519
Metal, Glass & Plastic Containers .......... 4,573,730 — — 4,573,730
Oil & Gas Drilling ...................... 3,646,598 — — 3,646,598
Oil & Gas Equipment & Services ........... 34,756,673 1,817,597 — 36,574,270
Oil & Gas Exploration & Production ......... 63,866,223 2,267,835 — 66,134,058
Oil & Gas Refining & Marketing ............ 14,965,610 — — 14,965,610
Oil & Gas Storage & Transportation ......... 32,180,001 — — 32,180,001
Packaged Foods & Meats ................ 885,666 — — 885,666
Paper & Plastic Packaging Products & Materials 2,747,280 — — 2,747,280
Precious Metals & Minerals ............... — 967,988 — 967,988
Specialty Chemicals .................... 3,094,987 — — 3,094,987
Steel ................................ 3,135,770 — — 3,135,770
Convertible Preferred Stocks ............... 1,378,300 — — 1,378,300
Warrants .............................. 509,255 — — 509,255
Convertible Bonds ....................... — 1,173,600 — 1,173,600
Short Term Investments ................... 22,377,098 — — 22,377,098
Total Investments in Securities ........... $334,982,460 $13,330,118
c
$— $348,312,578
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $12,455,746, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $12,156,518, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
9. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)
34
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Semiannual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the  period . At October 31, 2024 , the reconciliation is as follows:
Level 3 financial instruments, for the Franklin Biotechnology Discovery Fund, include fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
10. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
Common Stocks :
Biotechnology ...... $ 8,131,983 $ 824,698 $ (3,428,442) $ — $ — $ — $ — $ (4,612,538) $ 915,701 $ (311,272)
Real Estate
Management &
Development ..... 1,754,576 — — — — — — 211,676 1,966,252 211,676
Convertible Preferred
Stocks :
Household Products .. — 1,823,531 — — — — — — 1,823,531 —
Preferred Stocks :
Health Care Providers &
Services ........ 946,196 — (2,084,489) — — — — 1,138,293 — —
Warrants :
Biotechnology ...... 3,992,630 —
c
(733) — — — — (2,579,531) 1,412,366 548,486
Escrows and Litigation
Trusts : —
c
— — — — — — — —
c
—
Total Investments in
Securities ............ $14,825,385 $2,648,229 $(5,513,664) $— $— $— $— $(5,842,100) $6,117,850 $448,890
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
Selected Portfolio
ADR
American Depositary Receipt
9. Fair Value Measurements
(continued)

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35
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Semiannual Report
FRANKLIN STRATEGIC SERIES
Franklin Biotechnology Discovery Fund
Franklin Natural Resources Fund
(each a Fund)
At an in-person meeting held on April 16, 2024 (Meeting), the Board of Trustees (Board) of Franklin Strategic Series (Trust),
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin
Advisers, Inc. (Manager) and the Trust, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds
were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.
In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of the Putnam family of funds into the FT family of funds and management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over various time periods ended December 31,
2023. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.
Franklin Biotechnology Discovery Fund - The Performance Universe for the Fund included the Fund and all retail and institutional health/biotechnology funds. The Board noted that the Fund’s annualized total return for the one-year period was above the median and in the first (best) quintile of its Performance Universe, but for the three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed this performance with management and management explained that the Fund invests at least 80% of its net assets in securities of biotechnology companies and discovery research firms, while the Performance Universe is comprised mostly of general healthcare funds, noting that healthcare securities outperformed biotechnology securities during the reporting periods. Management also noted that the Fund outperformed its benchmark and narrow peer group of biotechnology-only sector funds in the one- and five-year periods ending December 31,
2023. The Board noted that the Fund’s annualized total return for the one-year period ending December 31, 2023 was 18.40%.
The Board concluded that the Fund’s performance was satisfactory.

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Franklin Natural Resources Fund - The Performance Universe for the Fund included the Fund and all retail and institutional global natural resources funds. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Universe, but for the five- and 10-year periods was below the median of its
Performance Universe. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for each Fund and for each of the other funds in each Fund’s respective Expense Group. The Board received a description of the methodology used by
Broadridge to select the mutual funds included in an Expense Group.
The Expense Group for the Franklin Biotechnology Discovery Fund included the Fund and eight other health/biotechnology funds. The Expense Group for the Franklin Natural Resources Fund included the Fund, five other global natural resources funds and three natural resources funds. The Board noted that the Management Rates and actual total expense ratios for the Funds were below the medians of their respective Expense Groups. The Board concluded that the Management Rates charged to the Funds are reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2023, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

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Semiannual Report
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that the Franklin Biotechnology Discovery Fund had experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term, but concluded that to the extent economies of scale may be realized by the Manager and its affiliates, each
Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

FSS2-SFSOI 12/24
© 2024 Franklin Templeton. All rights reserved.

Franklin
Strategic Income
Fund
Financial Statements and Other Important Information
Semi-Annual | October 31, 2024

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 97
Notes to Financial Statements 101
Changes In and Disagreements with Accountants 120
Results of Meeting(s) of Shareholders 120
Remuneration Paid to Directors, Officers and Others 120
Board Approval of Management and Subadvisory Agreements 120

Franklin Strategic Series
Financial Highlights
Franklin Strategic Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended October
31, 2024
(unaudited)
Year Ended April 30,
2024 2023 2022 2021* 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.10 $8.23 $8.55 $9.44 $8.67 $9.61
Income from investment operations
b
:
Net investment income
c
............. 0.20 0.37 0.36 0.29 0.37 0.38
Net realized and unrealized gains (losses) 0.20 (0.12) (0.31) (0.84) 0.75 (0.90)
Total from investment operations ........ 0.40 0.25 0.05 (0.55) 1.12 (0.52)
Less distributions from:
Net investment income .............. (0.19) (0.38) (0.37) (0.34) (0.35) (0.42)
Net asset value, end of period .......... $8.31 $8.10 $8.23 $8.55 $9.44 $8.67
Total return
d
....................... 5.08% 3.12% 0.73% (6.07)% 13.05% (5.72)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates ......................... 0.93% 0.94% 0.94% 0.90% 0.88% 0.88%
Expenses net of waiver and payments by
affiliates ......................... 0.93%
f
0.91%
g
0.89%
g
0.84%
g
0.86%
g
0.86%
g
Net investment income ............... 4.65% 4.55% 4.34% 3.11% 3.93% 4.01%
Supplemental data
Net assets, end of period (000’s) ........ $2,064,958 $2,079,060 $2,285,374 $2,609,533 $2,862,068 $2,686,523
Portfolio turnover rate ................ 53.06% 65.73%
h
69.77% 52.98% 111.72%
h
118.64%
Portfolio turnover rate excluding mortgage
dollar rolls
i
....................... 24.81% 55.51%
h
69.77% 41.46% 54.21%
h
86.69%
*
Includes the consolidated operations of FT Holdings Corporation II from May 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation II.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 12 for prior year information.
i
See Note 1(h) regarding mortgage dollar rolls.

Franklin Strategic Series
Financial Highlights
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended October
31, 2024
(unaudited)
Year Ended April 30,
2024 2023 2022 2021* 2020
a
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.11 $8.23 $8.55 $9.44 $8.67 $9.61
Income from investment operations
b
:
Net investment income
c
............. 0.18 0.34 0.32 0.25 0.33 0.34
Net realized and unrealized gains (losses) 0.20 (0.12) (0.30) (0.84) 0.75 (0.90)
Total from investment operations ........ 0.38 0.22 0.02 (0.59) 1.08 (0.56)
Less distributions from:
Net investment income .............. (0.17) (0.34) (0.34) (0.30) (0.31) (0.38)
Net asset value, end of period .......... $8.32 $8.11 $8.23 $8.55 $9.44 $8.67
Total return
d
....................... 4.86% 2.80% 0.30% (6.48)% 12.58% (6.11)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates ......................... 1.33% 1.34% 1.34% 1.29% 1.28% 1.28%
Expenses net of waiver and payments by
affiliates ......................... 1.33%
f
1.31%
g
1.29%
g
1.24%
g
1.26%
g
1.26%
g
Net investment income ............... 4.26% 4.14% 3.92% 2.70% 3.51% 3.61%
Supplemental data
Net assets, end of period (000’s) ........ $58,015 $64,894 $100,037 $171,374 $387,589 $518,795
Portfolio turnover rate ................ 53.06% 65.73%
h
69.77% 52.98% 111.72%
h
118.64%
Portfolio turnover rate excluding mortgage
dollar rolls
i
....................... 24.81% 55.51%
h
69.77% 41.46% 54.21%
h
86.69%
*
Includes the consolidated operations of FT Holdings Corporation II from May 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation II.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 12 for prior year information.
i
See Note 1(h) regarding mortgage dollar rolls.

Franklin Strategic Series
Financial Highlights
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a
Six Months
Ended October
31, 2024
(unaudited)
Year Ended April 30,
2024 2023 2022 2021* 2020
a
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.06 $8.19 $8.51 $9.40 $8.63 $9.57
Income from investment operations
b
:
Net investment income
c
............. 0.18 0.35 0.33 0.27 0.34 0.36
Net realized and unrealized gains (losses) 0.21 (0.12) (0.30) (0.85) 0.76 (0.91)
Total from investment operations ........ 0.39 0.23 0.03 (0.58) 1.10 (0.55)
Less distributions from:
Net investment income .............. (0.18) (0.36) (0.35) (0.31) (0.33) (0.39)
Net asset value, end of period .......... $8.27 $8.06 $8.19 $8.51 $9.40 $8.63
Total return
d
....................... 4.85% 2.87% 0.48% (6.33)% 12.83% (5.98)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates ......................... 1.18% 1.19% 1.19% 1.15% 1.13% 1.13%
Expenses net of waiver and payments by
affiliates ......................... 1.18%
f
1.16%
g
1.14%
g
1.09%
g
1.11%
g
1.11%
g
Net investment income ............... 4.40% 4.30% 4.09% 2.86% 3.68% 3.76%
Supplemental data
Net assets, end of period (000’s) ........ $36,987 $36,034 $40,939 $48,447 $59,366 $62,063
Portfolio turnover rate ................ 53.06% 65.73%
h
69.77% 52.98% 111.72%
h
118.64%
Portfolio turnover rate excluding mortgage
dollar rolls
i
....................... 24.81% 55.51%
h
69.77% 41.46% 54.21%
h
86.69%
*
Includes the consolidated operations of FT Holdings Corporation II from May 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation II.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 12 for prior year information.
i
See Note 1(h) regarding mortgage dollar rolls.

Franklin Strategic Series
Financial Highlights
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a
Six Months
Ended October
31, 2024
(unaudited)
Year Ended April 30,
2024 2023 2022 2021* 2020
a
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.11 $8.24 $8.56 $9.45 $8.68 $9.63
Income from investment operations
b
:
Net investment income
c
............. 0.21 0.40 0.39 0.32 0.40 0.43
Net realized and unrealized gains (losses) 0.22 (0.12) (0.31) (0.84) 0.75 (0.93)
Total from investment operations ........ 0.43 0.28 0.08 (0.52) 1.15 (0.50)
Less distributions from:
Net investment income .............. (0.21) (0.41) (0.40) (0.37) (0.38) (0.45)
Net asset value, end of period .......... $8.33 $8.11 $8.24 $8.56 $9.45 $8.68
Total return
d
....................... 5.27% 3.49% 1.12% (5.72)% 13.45% (5.46)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates ......................... 0.57% 0.58% 0.58% 0.55% 0.54% 0.52%
Expenses net of waiver and payments by
affiliates ......................... 0.56% 0.55%
f
0.51%
f
0.48%
f
0.50%
f
0.49%
f
Net investment income ............... 5.02% 4.92% 4.73% 3.47% 4.30% 4.38%
Supplemental data
Net assets, end of period (000’s) ........ $133,510 $133,098 $132,950 $136,184 $132,736 $133,575
Portfolio turnover rate ................ 53.06% 65.73%
g
69.77% 52.98% 111.72%
g
118.64%
Portfolio turnover rate excluding mortgage
dollar rolls
h
....................... 24.81% 55.51%
g
69.77% 41.46% 54.21%
g
86.69%
*
Includes the consolidated operations of FT Holdings Corporation II from May 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation II.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 12 for prior year information.
h
See Note 1(h) regarding mortgage dollar rolls.

Franklin Strategic Series
Financial Highlights
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a
Six Months
Ended October
31, 2024
(unaudited)
Year Ended April 30,
2024 2023 2022 2021* 2020
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.11 $8.24 $8.56 $9.45 $8.68 $9.62
Income from investment operations
b
:
Net investment income
c
............. 0.21 0.39 0.38 0.31 0.39 0.40
Net realized and unrealized gains (losses) 0.21 (0.12) (0.31) (0.84) 0.75 (0.90)
Total from investment operations ........ 0.42 0.27 0.07 (0.53) 1.14 (0.50)
Less distributions from:
Net investment income .............. (0.20) (0.40) (0.39) (0.36) (0.37) (0.44)
Net asset value, end of period .......... $8.33 $8.11 $8.24 $8.56 $9.45 $8.68
Total return
d
....................... 5.21% 3.37% 0.98% (5.83)% 13.32% (5.47)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates ......................... 0.68% 0.69% 0.69% 0.65% 0.63% 0.63%
Expenses net of waiver and payments by
affiliates ......................... 0.68%
f
0.66%
g
0.64%
g
0.59%
g
0.61%
g
0.61%
g
Net investment income ............... 4.90% 4.80% 4.59% 3.36% 4.18% 4.26%
Supplemental data
Net assets, end of period (000’s) ........ $275,946 $272,301 $311,142 $390,465 $462,624 $517,522
Portfolio turnover rate ................ 53.06% 65.73%
h
69.77% 52.98% 111.72%
h
118.64%
Portfolio turnover rate excluding mortgage
dollar rolls
i
....................... 24.81% 55.51%
h
69.77% 41.46% 54.21%
h
86.69%
*
Includes the consolidated operations of FT Holdings Corporation II from May 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation II.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 12 for prior year information.
i
See Note 1(h) regarding mortgage dollar rolls.

Franklin Strategic Series
Schedule of Investments (unaudited), October 31, 2024
Franklin Strategic Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
†
Broadline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd. , A ....................... South Africa 125,940,079 $ —
a,b,c
K2016470219 South Africa Ltd. , B ....................... South Africa 12,532,821 —
—
Hotels, Restaurants & Leisure 0.0%
†
b
24 Hour Fitness Worldwide, Inc. ........................ United States 45,334 1,360
Machinery 0.0%
†
UTEX Industries, Inc. ................................ United States 16,788 663,126
Oil, Gas & Consumable Fuels 0.0%
†
b
Amplify Energy Corp. ................................ United States 5,288 35,007
Birch Permian Holdings, Inc. ........................... United States 46,176 312,842
347,849
Total Common Stocks (Cost $ 12,354,962 ) ....................................
1,012,335
Management Investment Companies 0.5%
Capital Markets 0.5%
a,b,d,e
Franklin BSP Real Estate Credit BDC .................... United States 489,644 12,671,987
b
Total Management Investment Companies (Cost $ 12,470,323 ) ..................
12,671,987
Preferred Stocks 0.0%
†
Hotels, Restaurants & Leisure 0.0%
†
b
24 Hour Fitness Worldwide, Inc. ........................ United States 107,362 16,104
b
Total Preferred Stocks (Cost $ 1,610 ) .........................................
16,104
Warrants
Warrants 0.0%
†
Machinery 0.0%
†
a,b
UTEX Industries, Inc. , 2/20/49 .......................... United States 1,440 5
Oil, Gas & Consumable Fuels 0.0%
a,b
Canvas Energy, Inc. , 10/01/25 .......................... United States 9 —
Software 0.0%
a,b,c
WorkCapital BSD SARL , 2/13/26 ........................ Luxembourg 6,000,000 —
Total Warrants (Cost $ 751,272 ) ..............................................
5
Principal
Amount
*
Corporate Bonds 57.7%
Aerospace & Defense 1.1%
Boeing Co. (The) ,
Senior Bond , 3.625%, 2/01/31 ........................ United States 5,000,000 4,518,722
Senior Note , 5.15%, 5/01/30 ......................... United States 8,100,000 7,998,108
f
Bombardier, Inc. , Senior Note , 144A, 7%, 6/01/32 ........... Canada 5,100,000 5,227,757
Howmet Aerospace, Inc. , Senior Note , 4.85%, 10/15/31 .......
United States 2,100,000 2,085,998
f
TransDigm, Inc. , Senior Secured Note , 144A, 6%, 1/15/33 ..... United States 8,000,000 7,935,635
27,766,220
Air Freight & Logistics 0.0%
†
FedEx Corp. , Senior Bond , 4.05%, 2/15/48 ................
United States 1,200,000 952,969

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobile Components 1.0%
f
Adient Global Holdings Ltd. ,
Senior Note , 144A, 8.25%, 4/15/31 .................... United States 5,300,000 $ 5,494,695
Senior Secured Note , 144A, 7%, 4/15/28 ................ United States 2,000,000 2,034,970
f
Allison Transmission, Inc. ,
Senior Bond , 144A, 5.875%, 6/01/29 ................... United States 7,000,000 6,981,909
Senior Bond , 144A, 3.75%, 1/30/31 .................... United States 3,400,000 3,020,109
f
Garrett Motion Holdings, Inc. / Garrett LX I SARL , Senior Note ,
144A, 7.75%, 5/31/32 ............................... United States 3,600,000 3,595,631
f
ZF North America Capital, Inc. , Senior Note , 144A, 6.75%,
4/23/30 ......................................... Germany 3,600,000 3,551,630
24,678,944
Automobiles 0.3%
f
Hyundai Capital America , Senior Note , 144A, 5.35%, 3/19/29 .. United States 1,300,000 1,313,285
f
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5%,
7/15/29 ......................................... United Kingdom 7,000,000 6,836,996
8,150,281
Banks 6.4%
f
ABN AMRO Bank NV , Senior Non-Preferred Note , 144A, 6.339%
to 9/17/26, FRN thereafter , 9/18/27 ..................... Netherlands 2,100,000 2,154,745
Banco Santander SA , Sub. Bond , 2.749%, 12/03/30 .........
Spain 3,000,000 2,575,874
Bank of America Corp. ,
Senior Bond , 2.299% to 7/20/31, FRN thereafter , 7/21/32 ... United States 3,500,000 2,941,229
Senior Bond , 4.571% to 4/26/32, FRN thereafter , 4/27/33 ... United States 8,000,000 7,710,783
Senior Note , 4.376% to 4/26/27, FRN thereafter , 4/27/28 .... United States 9,500,000 9,407,449
f
BNP Paribas SA ,
Senior Non-Preferred Note , 144A, 2.819% to 11/18/24, FRN
thereafter , 11/19/25 ................................ France 4,400,000 4,394,846
Senior Preferred Note , 144A, 5.176% to 1/08/29, FRN
thereafter , 1/09/30 ................................. France 6,500,000 6,535,624
f
BPCE SA , Senior Non-Preferred Note , 144A, 2.045% to 10/18/26,
FRN thereafter , 10/19/27 ............................ France 7,900,000 7,455,160
Citigroup, Inc. , Senior Note , 5.61% to 9/28/25, FRN thereafter ,
9/29/26 ......................................... United States 15,500,000 15,588,427
HSBC Holdings plc ,
Senior Bond , 2.848% to 6/03/30, FRN thereafter , 6/04/31 ... United Kingdom 8,300,000 7,361,712
Senior Note , 4.18% to 12/08/24, FRN thereafter , 12/09/25 ... United Kingdom 9,100,000 9,087,200
Senior Note , 5.21% to 8/10/27, FRN thereafter , 8/11/28 ..... United Kingdom 5,850,000 5,894,691
JPMorgan Chase & Co. ,
Senior Bond , 2.522% to 4/21/30, FRN thereafter , 4/22/31 ... United States 9,400,000 8,313,471
Senior Bond , 1.953% to 2/03/31, FRN thereafter , 2/04/32 ... United States 3,400,000 2,845,152
Senior Bond , 5.336% to 1/22/34, FRN thereafter , 1/23/35 ... United States 2,500,000 2,522,459
KeyBank NA , Senior Note , 4.15%, 8/08/25 ................
United States 5,000,000 4,965,162
Mizuho Financial Group, Inc. , Senior Note , 5.778% to 7/05/28,
FRN thereafter , 7/06/29 ............................. Japan 5,100,000 5,245,601
Royal Bank of Canada , Senior Note , 5.2%, 8/01/28 ..........
Canada 1,800,000 1,829,565
Santander UK Group Holdings plc , Senior Note , 1.673% to
6/23/26, FRN thereafter , 6/14/27 ...................... United Kingdom 6,700,000 6,344,180
f
Societe Generale SA ,
Senior Non-Preferred Bond , 144A, 2.889% to 6/08/31, FRN
thereafter , 6/09/32 ................................. France 7,500,000 6,370,759
Senior Non-Preferred Note , 144A, 1.792% to 6/08/26, FRN
thereafter , 6/09/27 ................................. France 7,200,000 6,815,936
Toronto-Dominion Bank (The) , Senior Note , 4.693%, 9/15/27 ...
Canada 9,900,000 9,886,684

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Truist Financial Corp. , Senior Note , 5.9% to 10/27/25, FRN
thereafter , 10/28/26 ................................ United States 7,900,000 $ 7,973,507
f
UniCredit SpA , Senior Preferred Bond , 144A, 3.127% to 6/02/31,
FRN thereafter , 6/03/32 ............................. Italy 5,300,000 4,641,629
Wells Fargo & Co. ,
Senior Note , 4.54% to 8/14/25, FRN thereafter , 8/15/26 ..... United States 4,700,000 4,681,902
Senior Note , 6.303% to 10/22/28, FRN thereafter , 10/23/29 .. United States 7,400,000 7,756,567
Senior Note , 5.198% to 1/22/29, FRN thereafter , 1/23/30 .... United States 4,400,000 4,444,667
165,744,981
Beverages 0.3%
f
Primo Water Holdings, Inc. , Senior Note , 144A, 4.375%, 4/30/29 Canada 9,000,000 8,488,164
Biotechnology 0.4%
Amgen, Inc. ,
Senior Bond , 4.2%, 3/01/33 .......................... United States 4,000,000 3,763,411
Senior Bond , 5.25%, 3/02/33 ......................... United States 6,600,000 6,670,540
10,433,951
Broadline Retail 0.2%
a ,f ,g ,h
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3%, 12/31/22 ..................................... South Africa 10,914,248 —
a ,f ,g ,h
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25%, 12/31/22 .................................... South Africa 4,807,777 —
f
Wayfair LLC , Senior Secured Note , 144A, 7.25%, 10/31/29 .... United States 4,500,000 4,564,855
4,564,855
Building Products 0.9%
f
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75%, 8/01/28 ................................... United States 3,300,000 3,318,916
f
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , 144A, 6.625%, 12/15/30 ........................ United States 8,500,000 8,655,320
f
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75%, 4/01/32 .............. United States 2,900,000 2,951,835
f
Standard Industries, Inc. ,
Senior Bond , 144A, 4.75%, 1/15/28 .................... United States 4,800,000 4,633,924
Senior Bond , 144A, 4.375%, 7/15/30 ................... United States 1,000,000 919,693
Senior Bond , 144A, 3.375%, 1/15/31 ................... United States 1,400,000 1,216,614
Senior Note , 144A, 6.5%, 8/15/32 ..................... United States 300,000 302,144
21,998,446
Capital Markets 2.8%
Deutsche Bank AG , Senior Preferred Note , 5.371%, 9/09/27 ...
Germany 7,800,000 7,960,798
Goldman Sachs Group, Inc. (The) ,
Senior Bond , 2.383% to 7/20/31, FRN thereafter , 7/21/32 ... United States 6,500,000 5,481,106
Senior Note , 5.7%, 11/01/24 ......................... United States 6,200,000 6,200,000
Senior Note , 4.387% to 6/14/26, FRN thereafter , 6/15/27 .... United States 3,400,000 3,382,413
Senior Note , 1.948% to 10/20/26, FRN thereafter , 10/21/27 .. United States 3,000,000 2,837,240
f
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.125%, 11/01/32 ............................. United States 4,200,000 4,205,344
Morgan Stanley ,
Senior Bond , 3.591%, 7/22/28 ........................ United States 10,000,000 9,694,921
Senior Bond , 5.466% to 1/17/34, FRN thereafter , 1/18/35 ... United States 1,900,000 1,925,477
f
MSCI, Inc. , Senior Bond , 144A, 3.25%, 8/15/33 ............. United States 11,800,000 10,095,065
f
Prologis Targeted US Logistics Fund LP , Senior Note , 144A,
5.25%, 4/01/29 ................................... United States 2,400,000 2,433,763

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
f
StoneX Group, Inc. , Senior Secured Note , 144A, 7.875%, 3/01/31 United States 2,600,000 $ 2,737,725
UBS Group AG ,
Senior Note , 4.55%, 4/17/26 ......................... Switzerland 4,000,000 3,984,548
f
Senior Note , 144A, 2.193% to 6/04/25, FRN thereafter , 6/05/26 Switzerland 1,000,000 982,076
f
Senior Note , 144A, 6.373% to 7/14/25, FRN thereafter , 7/15/26 Switzerland 3,050,000 3,074,042
f
Senior Note , 144A, 5.711% to 1/11/26, FRN thereafter , 1/12/27 Switzerland 8,150,000 8,213,134
73,207,652
Chemicals 1.3%
f
Avient Corp. , Senior Note , 144A, 6.25%, 11/01/31 ........... United States 1,500,000 1,505,377
f
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99%,
2/20/32 ......................................... Mexico 3,500,000 2,601,921
Celanese US Holdings LLC , Senior Note , 6.165%, 7/15/27 ....
United States 4,850,000 4,962,023
f
Cerdia Finanz GmbH , Senior Secured Note , 144A, 9.375%,
10/03/31 ........................................ Germany 2,000,000 2,061,900
f
Consolidated Energy Finance SA , Senior Note , 144A, 5.625%,
10/15/28 ........................................ Switzerland 3,600,000 2,937,546
f
Element Solutions, Inc. , Senior Note , 144A, 3.875%, 9/01/28 ... United States 6,600,000 6,364,488
Nutrien Ltd. , Senior Note , 4.9%, 3/27/28 ..................
Canada 1,150,000 1,158,828
f
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25%, 9/01/29 United States 2,800,000 2,988,846
f
Syngenta Finance NV , Senior Note , 144A, 4.892%, 4/24/25 .... Switzerland 6,385,000 6,365,812
Westlake Corp. , Senior Bond , 3.375%, 6/15/30 .............
United States 2,500,000 2,307,635
f
Yara International ASA , Senior Bond , 144A, 3.148%, 6/04/30 ... Brazil 1,400,000 1,256,830
34,511,206
Commercial Services & Supplies 1.2%
f
Allied Universal Holdco LLC , Senior Secured Note , 144A,
7.875%, 2/15/31 ................................... United States 2,900,000 2,953,760
f
Prime Security Services Borrower LLC / Prime Finance, Inc. ,
Senior Secured Note , 144A, 3.375%, 8/31/27 ............. United States 11,000,000 10,363,024
f
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5%,
8/01/29 ......................................... United States 3,000,000 3,023,640
f
Stericycle, Inc. , Senior Note , 144A, 3.875%, 1/15/29 ......... United States 9,500,000 9,352,156
f
Wrangler Holdco Corp. , Senior Note , 144A, 6.625%, 4/01/32 ... Canada 4,600,000 4,701,881
30,394,461
Communications Equipment 0.2%
f
CommScope Technologies LLC , Senior Note , 144A, 6%, 6/15/25 United States 5,518,000 5,414,537
Construction & Engineering 0.2%
f
Arcosa, Inc. ,
Senior Note , 144A, 4.375%, 4/15/29 ................... United States 5,600,000 5,289,421
Senior Note , 144A, 6.875%, 8/15/32 ................... United States 400,000 410,923
5,700,344
Construction Materials 0.3%
f
Knife River Corp. , Senior Note , 144A, 7.75%, 5/01/31 ........ United States 7,000,000 7,339,612
Consumer Finance 1.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.4%, 10/29/33 ......................... Ireland 7,700,000 6,605,961
f
FirstCash, Inc. , Senior Note , 144A, 6.875%, 3/01/32 ......... United States 6,000,000 6,075,870
General Motors Financial Co., Inc. , Senior Bond , 5.45%, 9/06/34
United States 2,550,000 2,510,964
OneMain Finance Corp. , Senior Note , 9%, 1/15/29 ..........
United States 6,900,000 7,315,670

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
f
PROG Holdings, Inc. , Senior Note , 144A, 6%, 11/15/29 ....... United States 7,300,000 $ 7,063,425
29,571,890
Consumer Staples Distribution & Retail 0.2%
f
Cencosud SA , Senior Note , 144A, 5.95%, 5/28/31 ........... Chile 600,000 607,935
f
US Foods, Inc. ,
Senior Note , 144A, 6.875%, 9/15/28 ................... United States 3,300,000 3,396,228
Senior Note , 144A, 5.75%, 4/15/33 .................... United States 1,400,000 1,382,193
5,386,356
Containers & Packaging 1.1%
f
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Secured Note , 144A, 2.125%, 8/15/26 ............. United States 2,500,000 EUR 2,310,595
f
OI European Group BV , Senior Note , 144A, 4.75%, 2/15/30 .... United States 3,600,000 3,264,593
f
Owens-Brockway Glass Container, Inc. , Senior Note , 144A,
7.25%, 5/15/31 ................................... United States 3,000,000 2,954,325
f
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group
Issuer, Inc. , Senior Secured Note , 144A, 4.375%, 10/15/28 ... United States 6,100,000 5,742,942
f
Sealed Air Corp. , Senior Note , 144A, 6.125%, 2/01/28 ........ United States 8,000,000 8,090,656
f
Trivium Packaging Finance BV , Senior Secured Note , 144A,
5.5%, 8/15/26 .................................... Netherlands 2,000,000 1,984,263
WRKCo, Inc. , Senior Bond , 3%, 6/15/33 ..................
United States 3,600,000 3,056,086
27,403,460
Distributors 0.2%
f
Ritchie Bros Holdings, Inc. ,
Senior Note , 144A, 7.75%, 3/15/31 .................... Canada 2,700,000 2,848,071
Senior Secured Note , 144A, 6.75%, 3/15/28 ............. Canada 1,500,000 1,540,005
4,388,076
Diversified Consumer Services 0.3%
Grand Canyon University , Secured Note , 5.125%, 10/01/28 ....
United States 7,500,000 7,039,830
Diversified REITs 0.3%
f
Global Net Lease, Inc. / Global Net Lease Operating Partnership
LP , Senior Note , 144A, 3.75%, 12/15/27 ................. United States 7,700,000 7,069,062
Diversified Telecommunication Services 0.8%
AT&T, Inc. ,
Senior Bond , 2.55%, 12/01/33 ........................ United States 8,000,000 6,510,166
Senior Bond , 3.65%, 9/15/59 ......................... United States 4,000,000 2,747,002
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
4.5%, 5/01/32 .................................... United States 3,000,000 2,554,942
f
Iliad Holding SASU , Senior Secured Note , 144A, 7%, 10/15/28 . France 2,000,000 2,027,411
Verizon Communications, Inc. , Senior Note , 2.355%, 3/15/32 ..
United States 8,400,000 7,005,804
20,845,325
Electric Utilities 2.5%
f ,i
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375%, 2/15/32 .................... Spain 1,400,000 1,391,200
Duke Energy Corp. ,
Senior Bond , 2.45%, 6/01/30 ......................... United States 6,200,000 5,454,053
Senior Bond , 3.75%, 9/01/46 ......................... United States 1,600,000 1,203,666
Duke Energy Ohio, Inc. , Senior Bond , 5.25%, 4/01/33 ........
United States 1,000,000 1,015,401
Exelon Corp. ,
Senior Bond , 4.05%, 4/15/30 ......................... United States 13,400,000 12,866,597

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Exelon Corp., (continued)
Senior Bond , 4.45%, 4/15/46 ......................... United States 1,400,000 $ 1,194,560
NextEra Energy Capital Holdings, Inc. , Senior Note , 6.051%,
3/01/25 ......................................... United States 3,300,000 3,311,067
f
NRG Energy, Inc. , Senior Secured Note , 144A, 5.75%, 7/15/29 . United States 6,000,000 5,938,098
Southern Co. (The) ,
Senior Bond , 4.4%, 7/01/46 .......................... United States 5,000,000 4,247,240
Senior Note , 5.5%, 3/15/29 .......................... United States 6,100,000 6,276,881
Virginia Electric and Power Co. , Senior Bond , 6.35%, 11/30/37 .
United States 820,000 891,802
f
Vistra Operations Co. LLC ,
Senior Note , 144A, 4.375%, 5/01/29 ................... United States 11,000,000 10,479,670
Senior Secured Bond , 144A, 4.3%, 7/15/29 .............. United States 6,000,000 5,758,796
Xcel Energy, Inc. , Senior Bond , 5.45%, 8/15/33 .............
United States 4,500,000 4,541,372
64,570,403
Electrical Equipment 0.3%
Eaton Corp. , Senior Bond , 4.15%, 3/15/33 .................
United States 1,900,000 1,818,226
f
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125%,
11/15/28 ........................................ United States 7,000,000 6,667,823
8,486,049
Electronic Equipment, Instruments & Components 0.6%
CDW LLC / CDW Finance Corp. , Senior Note , 3.25%, 2/15/29 ..
United States 5,000,000 4,621,540
Flex Ltd. , Senior Bond , 4.875%, 5/12/30 ..................
United States 7,100,000 6,951,784
f
Zebra Technologies Corp. , Senior Note , 144A, 6.5%, 6/01/32 .. United States 3,400,000 3,481,195
15,054,519
Energy Equipment & Services 0.4%
f
Kodiak Gas Services LLC , Senior Note , 144A, 7.25%, 2/15/29 .. United States 5,000,000 5,143,615
f
Transocean, Inc. , Senior Secured Note , 144A, 8.75%, 2/15/30 .. United States 4,250,000 4,406,332
9,549,947
Entertainment 0.2%
f
Banijay Entertainment SAS ,
Senior Secured Note , 144A, 7%, 5/01/29 ................ France 2,800,000 EUR 3,196,687
Senior Secured Note , 144A, 8.125%, 5/01/29 ............ France 308,809 320,499
Warnermedia Holdings, Inc. , Senior Note , 4.054%, 3/15/29 ....
United States 2,100,000 1,962,548
5,479,734
Financial Services 1.1%
a ,h ,j
Cia Securitizadora de Creditos Financeiros Vert-Fintech , 12 ,
Senior Secured Note , FRN , 14.9%, ( BZDIOVRA + 5.75% ),
2/14/24 ......................................... Brazil 11,513,000 BRL —
Corebridge Financial, Inc. , Senior Note , 6.05%, 9/15/33 .......
United States 4,900,000 5,088,244
f
GGAM Finance Ltd. ,
Senior Note , 144A, 8%, 6/15/28 ...................... Ireland 4,000,000 4,219,872
Senior Note , 144A, 5.875%, 3/15/30 ................... Ireland 2,000,000 1,977,500
f
Jefferson Capital Holdings LLC , Senior Note , 144A, 6%, 8/15/26 United States 7,000,000 6,982,428
f
Nationstar Mortgage Holdings, Inc. , Senior Bond , 144A, 5.75%,
11/15/31 ........................................ United States 5,800,000 5,553,073
f
PRA Group, Inc. , Senior Note , 144A, 5%, 10/01/29 .......... United States 4,000,000 3,623,149
27,444,266

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products 1.1%
f
Bimbo Bakeries USA, Inc. , Senior Bond , 144A, 4%, 5/17/51 ... Mexico 2,000,000 $ 1,533,595
f ,g
Chobani Holdco II LLC , Senior Note , 144A, PIK, 8.75%, 10/01/29 United States 800,000 825,206
f
Darling Ingredients, Inc. , Senior Note , 144A, 6%, 6/15/30 ..... United States 9,000,000 8,945,588
General Mills, Inc. , Senior Note , 5.241%, 11/18/25 ...........
United States 1,550,000 1,550,188
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note , 2.5%, 1/15/27 .......................... United States 4,800,000 4,554,918
Senior Note , 3%, 2/02/29 ........................... United States 1,500,000 1,379,180
Senior Note , 3.625%, 1/15/32 ........................ United States 3,500,000 3,091,715
Mondelez International, Inc. , Senior Bond , 4.75%, 8/28/34 .....
United States 4,400,000 4,276,512
f
Post Holdings, Inc. , Senior Secured Note , 144A, 6.25%, 2/15/32 United States 3,100,000 3,138,310
29,295,212
Gas Utilities 0.1%
Piedmont Natural Gas Co., Inc. , Senior Bond , 3.35%, 6/01/50 ..
United States 2,800,000 1,948,447
Ground Transportation 0.8%
f
Ashtead Capital, Inc. , Senior Bond , 144A, 5.8%, 4/15/34 ...... United Kingdom 900,000 912,400
f
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. , Senior
Note , 144A, 8.25%, 1/15/30 .......................... United States 6,600,000 6,747,748
CSX Corp. , Senior Bond , 4.1%, 3/15/44 ..................
United States 1,600,000 1,355,769
f
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior
Secured Note , 144A, 4%, 7/31/29 ..................... United States 4,000,000 3,686,212
f
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125%, 8/01/32 ................................... United States 2,800,000 2,889,152
f
XPO, Inc. , Senior Note , 144A, 7.125%, 2/01/32 ............. United States 5,600,000 5,822,712
21,413,993
Health Care Equipment & Supplies 0.9%
f
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375%,
10/01/28 ........................................ United States 7,000,000 7,352,940
Baxter International, Inc. , Senior Note , 2.272%, 12/01/28 ......
United States 4,700,000 4,233,371
GE HealthCare Technologies, Inc. , Senior Note , 5.6%, 11/15/25
United States 4,700,000 4,739,586
f
Neogen Food Safety Corp. , Senior Note , 144A, 8.625%, 7/20/30 United States 5,600,000 6,065,931
22,391,828
Health Care Providers & Services 2.7%
Centene Corp. ,
Senior Note , 4.25%, 12/15/27 ........................ United States 3,000,000 2,904,507
Senior Note , 2.45%, 7/15/28 ......................... United States 2,300,000 2,071,978
Senior Note , 4.625%, 12/15/29 ....................... United States 2,300,000 2,199,600
Senior Note , 3.375%, 2/15/30 ........................ United States 1,400,000 1,256,076
Senior Note , 2.625%, 8/01/31 ........................ United States 5,300,000 4,413,537
f
CHS/Community Health Systems, Inc. ,
Senior Secured Note , 144A, 5.625%, 3/15/27 ............ United States 3,700,000 3,611,688
Senior Secured Note , 144A, 6%, 1/15/29 ................ United States 3,300,000 3,111,195
Senior Secured Note , 144A, 10.875%, 1/15/32 ........... United States 1,000,000 1,072,964
f
Concentra Escrow Issuer Corp. , Senior Note , 144A, 6.875%,
7/15/32 ......................................... United States 1,500,000 1,541,140
CVS Health Corp. ,
Senior Bond , 1.75%, 8/21/30 ......................... United States 4,000,000 3,298,557
Senior Bond , 5.3%, 6/01/33 .......................... United States 3,000,000 2,942,846
Senior Bond , 2.7%, 8/21/40 .......................... United States 6,300,000 4,197,883
f
DaVita, Inc. , Senior Note , 144A, 4.625%, 6/01/30 ........... United States 9,000,000 8,291,193
Elevance Health, Inc. , Senior Bond , 3.7%, 9/15/49 ..........
United States 1,400,000 1,038,387

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
HCA, Inc. , Senior Bond , 3.5%, 9/01/30 ...................
United States 11,900,000 $ 10,918,431
Icon Investments Six DAC , Senior Secured Bond , 6%, 5/08/34 .
United States 460,000 471,423
f
Kedrion SpA , Senior Secured Note , 144A, 6.5%, 9/01/29 ...... Italy 5,000,000 4,723,188
f
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75%,
11/01/28 ........................................ United States 4,900,000 2,259,562
Quest Diagnostics, Inc. , Senior Bond , 2.8%, 6/30/31 .........
United States 2,100,000 1,844,212
Tenet Healthcare Corp. , Senior Secured Note , 6.125%, 6/15/30 .
United States 8,000,000 8,047,456
70,215,823
Health Care REITs 0.2%
Alexandria Real Estate Equities, Inc. , Senior Bond , 5.25%,
5/15/36 ......................................... United States 2,200,000 2,168,112
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Bond , 3.5%, 3/15/31 ............................... United States 4,000,000 2,836,977
5,005,089
Health Care Technology 0.3%
f
IQVIA, Inc. , Senior Note , 144A, 6.5%, 5/15/30 .............. United States 7,200,000 7,402,637
Hotel & Resort REITs 0.4%
f
Pebblebrook Hotel LP / PEB Finance Corp. , Senior Note , 144A,
6.375%, 10/15/29 .................................. United States 2,000,000 1,999,005
f
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note ,
144A, 6.5%, 4/01/32 ............................... United States 7,300,000 7,391,812
9,390,817
Hotels, Restaurants & Leisure 2.1%
f
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4%, 10/15/30 ..................................... Canada 6,000,000 5,424,778
f
Allwyn Entertainment Financing UK plc , Senior Secured Note ,
144A, 7.875%, 4/30/29 .............................. Czech Republic 6,000,000 6,219,030
f
Caesars Entertainment, Inc. ,
Senior Note , 144A, 4.625%, 10/15/29 .................. United States 8,500,000 7,974,410
Senior Note , 144A, 6%, 10/15/32 ..................... United States 600,000 585,650
f
Great Canadian Gaming Corp. , Senior Secured Note , 144A,
8.75%, 11/15/29 ................................... Canada 2,300,000 2,300,000
Marriott International, Inc. , Senior Bond , 5.3%, 5/15/34 .......
United States 2,200,000 2,199,997
f
Papa John's International, Inc. , Senior Note , 144A, 3.875%,
9/15/29 ......................................... United States 3,600,000 3,287,052
f
Royal Caribbean Cruises Ltd. ,
Senior Note , 144A, 5.625%, 9/30/31 ................... United States 1,500,000 1,494,810
Senior Note , 144A, 6%, 2/01/33 ...................... United States 5,500,000 5,537,209
f
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc. ,
Senior Secured Note , 144A, 6.625%, 5/01/32 ............. United States 5,200,000 5,302,180
f
Viking Cruises Ltd. ,
Senior Note , 144A, 5.875%, 9/15/27 ................... United States 2,800,000 2,784,073
Senior Note , 144A, 7%, 2/15/29 ...................... United States 2,400,000 2,420,568
f
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. ,
Senior Bond , 144A, 5.125%, 10/01/29 .................. United States 6,300,000 6,121,275
Senior Note , 144A, 7.125%, 2/15/31 ................... United States 1,700,000 1,789,649
53,440,681
Household Durables 0.6%
f
LGI Homes, Inc. , Senior Note , 144A, 8.75%, 12/15/28 ........ United States 7,000,000 7,378,819
Toll Brothers Finance Corp. , Senior Bond , 3.8%, 11/01/29 .....
United States 4,900,000 4,655,925

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Household Durables (continued)
f
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 4.875%, 9/15/28 .............................. United States 2,300,000 $ 2,200,003
14,234,747
Household Products 0.3%
f
Central Garden & Pet Co. , Senior Bond , 144A, 4.125%, 4/30/31 United States 5,000,000 4,492,088
f
Energizer Holdings, Inc. , Senior Note , 144A, 4.375%, 3/31/29 .. United States 2,300,000 2,153,488
6,645,576
Independent Power and Renewable Electricity Producers 1.1%
f
AES Andes SA , Senior Note , 144A, 6.3%, 3/15/29 ........... Chile 4,600,000 4,701,536
f
Atlantica Sustainable Infrastructure plc , Senior Note , 144A,
4.125%, 6/15/28 ................................... Spain 5,000,000 4,771,103
f
Clearway Energy Operating LLC , Senior Note , 144A, 3.75%,
2/15/31 ......................................... United States 5,300,000 4,736,734
Constellation Energy Generation LLC , Senior Bond , 6.125%,
1/15/34 ......................................... United States 2,000,000 2,135,466
f
Leeward Renewable Energy Operations LLC , Senior Note , 144A,
4.25%, 7/01/29 ................................... United States 4,300,000 4,026,921
f
Talen Energy Supply LLC , Senior Secured Note , 144A, 8.625%,
6/01/30 ......................................... United States 7,200,000 7,772,400
28,144,160
Insurance 2.2%
f
Acrisure LLC / Acrisure Finance, Inc. , Senior Secured Note , 144A,
7.5%, 11/06/30 .................................... United States 4,500,000 4,579,276
f
AIA Group Ltd. , Senior Bond , 144A, 4.95%, 4/04/33 ......... Hong Kong 3,100,000 3,105,302
f
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Secured Note , 144A, 6.75%, 4/15/28 ............. United States 6,000,000 6,032,700
Senior Secured Note , 144A, 7%, 1/15/31 ................ United States 1,900,000 1,914,370
Arch Capital Group Ltd. , Senior Bond , 3.635%, 6/30/50 .......
United States 10,000,000 7,396,273
f
Corebridge Global Funding , Secured Note , 144A, 5.9%, 9/19/28 United States 2,100,000 2,169,899
F&G Annuities & Life, Inc. , Senior Note , 6.5%, 6/04/29 .......
United States 2,200,000 2,230,681
f
Metropolitan Life Global Funding I ,
Secured Note , 144A, 5.05%, 1/06/28 ................... United States 9,600,000 9,691,596
Secured Note , 144A, 4.3%, 8/25/29 .................... United States 3,000,000 2,934,296
f
Northwestern Mutual Global Funding , Secured Note , 144A, 4.9%,
6/12/28 ......................................... United States 5,600,000 5,637,674
f
RGA Global Funding , Secured Note , 144A, 5.5%, 1/11/31 ..... United States 6,400,000 6,531,823
f
Sammons Financial Group, Inc. , Senior Bond , 144A, 6.875%,
4/15/34 ......................................... United States 3,700,000 3,887,740
56,111,630
Interactive Media & Services 0.3%
f ,k
Tencent Holdings Ltd. , Senior Note , 144A, 2.39%, 6/03/30 ..... China 9,100,000 8,023,410
IT Services 0.9%
f
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875%,
9/15/27 ......................................... United States 9,200,000 8,782,216
f
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5%,
6/01/31 ......................................... United States 3,100,000 3,226,579
f
Gartner, Inc. ,
Senior Note , 144A, 4.5%, 7/01/28 ..................... United States 7,000,000 6,836,560
Senior Note , 144A, 3.625%, 6/15/29 ................... United States 3,800,000 3,549,977
22,395,332

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Life Sciences Tools & Services 0.1%
f
Fortrea Holdings, Inc. , Senior Secured Note , 144A, 7.5%, 7/01/30 United States 2,800,000 $ 2,756,900
Machinery 0.6%
f
Esab Corp. , Senior Note , 144A, 6.25%, 4/15/29 ............. United States 3,400,000 3,464,119
Hillenbrand, Inc. , Senior Note , 6.25%, 2/15/29 ..............
United States 3,000,000 3,015,069
f
Manitowoc Co., Inc. (The) , Secured Note , 144A, 9.25%, 10/01/31 United States 2,700,000 2,744,955
Parker-Hannifin Corp. , Senior Note , 4.25%, 9/15/27 .........
United States 3,700,000 3,668,176
f
Terex Corp. , Senior Note , 144A, 6.25%, 10/15/32 ........... United States 2,900,000 2,888,851
15,781,170
Media 1.9%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. , Senior Secured
Bond , 2.8%, 4/01/31 ............................... United States 15,900,000 13,380,595
f
Clear Channel Outdoor Holdings, Inc. ,
Senior Secured Note , 144A, 5.125%, 8/15/27 ............ United States 2,400,000 2,329,131
Senior Secured Note , 144A, 7.875%, 4/01/30 ............ United States 300,000 306,135
Comcast Corp. , Senior Bond , 4.8%, 5/15/33 ...............
United States 5,200,000 5,139,207
f
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875%, 8/15/27 .................. United States 6,000,000 5,783,651
Fox Corp. ,
Senior Bond , 3.5%, 4/08/30 .......................... United States 1,400,000 1,302,932
Senior Bond , 6.5%, 10/13/33 ......................... United States 11,500,000 12,249,737
f
McGraw-Hill Education, Inc. , Senior Secured Note , 144A,
7.375%, 9/01/31 ................................... United States 4,400,000 4,510,409
f
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond , 144A, 4.625%, 3/15/30 ................... United States 2,500,000 2,327,443
Senior Secured Note , 144A, 7.375%, 2/15/31 ............ United States 2,200,000 2,325,301
49,654,541
Metals & Mining 1.2%
f
Cleveland-Cliffs, Inc. ,
Senior Note , 144A, 7%, 3/15/32 ...................... United States 3,200,000 3,207,617
Senior Note , 144A, 7.375%, 5/01/33 ................... United States 1,200,000 1,209,972
f
Constellium SE ,
Senior Note , 144A, 3.75%, 4/15/29 .................... United States 6,200,000 5,615,993
Senior Note , 144A, 6.375%, 8/15/32 ................... United States 900,000 886,816
f
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia
Persero PT , Senior Bond , 144A, 5.45%, 5/15/30 ........... Indonesia 6,900,000 6,925,889
f
Novelis Corp. ,
Senior Bond , 144A, 4.75%, 1/30/30 .................... United States 3,200,000 3,000,440
Senior Note , 144A, 3.25%, 11/15/26 ................... United States 2,700,000 2,599,678
f
POSCO , Senior Note , 144A, 5.625%, 1/17/26 .............. South Korea 7,950,000 8,003,972
31,450,377
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
f
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp. , Senior Note , 144A, 4.75%, 6/15/29 ............... United States 1,000,000 953,670
Multi-Utilities 0.6%
Dominion Energy, Inc. ,
A , Senior Note , 4.35%, 8/15/32 ....................... United States 3,200,000 3,043,797
C , Senior Note , 3.375%, 4/01/30 ...................... United States 7,800,000 7,227,018
DTE Energy Co. , Senior Note , 4.875%, 6/01/28 .............
United States 5,700,000 5,711,560
15,982,375

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels 5.6%
f
Aker BP ASA , Senior Bond , 144A, 3.1%, 7/15/31 ............ Norway 8,700,000 $ 7,618,840
f
Antero Resources Corp. , Senior Note , 144A, 7.625%, 2/01/29 .. United States 4,969,000 5,099,317
f
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Secured Note , 144A, 9.25%, 7/15/29 .............. United States 4,400,000 4,559,064
Canadian Natural Resources Ltd. , Senior Bond , 2.95%, 7/15/30
Canada 8,200,000 7,337,951
Cheniere Energy, Inc. , Senior Note , 5.65%, 4/15/34 ..........
United States 1,600,000 1,611,421
f
Civitas Resources, Inc. ,
Senior Note , 144A, 8.375%, 7/01/28 ................... United States 3,300,000 3,414,576
Senior Note , 144A, 8.625%, 11/01/30 .................. United States 1,000,000 1,051,412
Senior Note , 144A, 8.75%, 7/01/31 .................... United States 3,300,000 3,460,413
f
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25%,
10/01/29 ........................................ Australia 1,700,000 1,740,367
f
DT Midstream, Inc. , Senior Bond , 144A, 4.375%, 6/15/31 ..... United States 6,600,000 6,076,503
Energy Transfer LP ,
Senior Bond , 3.75%, 5/15/30 ......................... United States 7,300,000 6,811,738
f
Senior Note , 144A, 6%, 2/01/29 ...................... United States 4,000,000 4,065,120
EnLink Midstream LLC ,
Senior Bond , 5.375%, 6/01/29 ........................ United States 10,900,000 10,995,593
f
Senior Note , 144A, 5.625%, 1/15/28 ................... United States 1,700,000 1,721,947
f
EQM Midstream Partners LP , Senior Note , 144A, 7.5%, 6/01/27 United States 800,000 818,563
f
Galaxy Pipeline Assets Bidco Ltd. , Senior Secured Bond , 144A,
2.16%, 3/31/34 ...................................
United Arab
Emirates 2,322,870 2,017,245
f
Harbour Energy plc , Senior Note , 144A, 5.5%, 10/15/26 ...... United Kingdom 2,500,000 2,492,108
f
Hess Midstream Operations LP , Senior Note , 144A, 6.5%, 6/01/29 United States 2,700,000 2,746,842
f
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond , 144A, 6%, 2/01/31 ...................... United States 4,900,000 4,651,112
Senior Bond , 144A, 6.25%, 4/15/32 .................... United States 1,700,000 1,596,545
f
Kinetik Holdings LP , Senior Note , 144A, 5.875%, 6/15/30 ...... United States 5,000,000 4,965,783
f
Matador Resources Co. ,
Senior Note , 144A, 6.5%, 4/15/32 ..................... United States 5,400,000 5,351,999
Senior Note , 144A, 6.25%, 4/15/33 .................... United States 2,100,000 2,060,371
MPLX LP , Senior Note , 2.65%, 8/15/30 ...................
United States 15,000,000 13,205,285
Sabine Pass Liquefaction LLC , Senior Secured Note , 4.5%,
5/15/30 ......................................... United States 10,000,000 9,730,254
Sunoco LP / Sunoco Finance Corp. , Senior Note , 4.5%, 5/15/29
United States 8,000,000 7,612,396
f
Var Energi ASA , Senior Bond , 144A, 8%, 11/15/32 .......... Norway 9,000,000 10,244,483
f
Venture Global Calcasieu Pass LLC , Senior Secured Bond , 144A,
4.125%, 8/15/31 ................................... United States 2,600,000 2,371,398
f
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.375%,
6/01/31 ......................................... United States 5,500,000 5,716,947
f
Viper Energy, Inc. , Senior Note , 144A, 7.375%, 11/01/31 ...... United States 3,600,000 3,743,507
144,889,100
Paper & Forest Products 0.4%
Suzano Austria GmbH ,
Senior Bond , 3.75%, 1/15/31 ......................... Brazil 7,100,000 6,336,658
DM3N , Senior Bond , 3.125%, 1/15/32 .................. Brazil 4,400,000 3,692,830
10,029,488
Passenger Airlines 0.5%
f
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior
Secured Note , 144A, 5.75%, 4/20/29 ................... United States 8,000,000 7,928,459
f
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note ,
144A, 4.5%, 10/20/25 ............................... United States 3,467,000 3,450,847

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Passenger Airlines (continued)
f
United Airlines, Inc. , Senior Secured Note , 144A, 4.375%, 4/15/26 United States 2,111,746 $ 2,076,596
13,455,902
Personal Care Products 0.9%
f
BellRing Brands, Inc. , Senior Note , 144A, 7%, 3/15/30 ....... United States 4,000,000 4,167,096
f
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC , Senior Secured Note , 144A, 4.75%,
1/15/29 ......................................... United States 8,000,000 7,725,015
Estee Lauder Cos., Inc. (The) , Senior Bond , 4.65%, 5/15/33 ...
United States 8,800,000 8,522,543
f
Prestige Brands, Inc. , Senior Bond , 144A, 3.75%, 4/01/31 ..... United States 3,700,000 3,301,034
23,715,688
Pharmaceuticals 1.5%
f
Bayer US Finance II LLC , Senior Bond , 144A, 4.375%, 12/15/28 Germany 11,700,000 11,313,857
f
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5%,
4/15/31 ......................................... United States 3,200,000 3,425,511
f
Organon & Co. / Organon Foreign Debt Co-Issuer BV , Senior
Secured Note , 144A, 4.125%, 4/30/28 .................. United States 7,000,000 6,638,742
Pfizer Investment Enterprises Pte. Ltd. , Senior Bond , 4.75%,
5/19/33 ......................................... United States 3,500,000 3,449,406
Royalty Pharma plc , Senior Bond , 3.3%, 9/02/40 ............
United States 5,300,000 3,925,472
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
5.125%, 5/09/29 ................................... Israel 9,100,000 8,844,636
37,597,624
Specialized REITs 0.3%
f
Iron Mountain, Inc. , Senior Note , 144A, 7%, 2/15/29 ......... United States 8,200,000 8,439,276
Specialty Retail 0.1%
AutoNation, Inc. , Senior Bond , 4.75%, 6/01/30 .............
United States 1,900,000 1,851,781
Technology Hardware, Storage & Peripherals 0.6%
Dell International LLC / EMC Corp. , Senior Bond , 5.4%, 4/15/34
United States 7,800,000 7,895,949
Hewlett Packard Enterprise Co. , Senior Note , 4.85%, 10/15/31 .
United States 4,500,000 4,412,275
Teledyne FLIR LLC , Senior Note , 2.5%, 8/01/30 ............
United States 2,100,000 1,845,557
14,153,781
Textiles, Apparel & Luxury Goods 0.5%
f
Hanesbrands, Inc. , Senior Note , 144A, 9%, 2/15/31 .......... United States 3,400,000 3,645,895
Tapestry, Inc. , Senior Bond , 7.85%, 11/27/33 ...............
United States 9,300,000 9,506,086
13,151,981
Tobacco 0.8%
Altria Group, Inc. , Senior Bond , 3.4%, 5/06/30 ..............
United States 12,400,000 11,452,904
f
Imperial Brands Finance plc ,
Senior Bond , 144A, 4.25%, 7/21/25 .................... United Kingdom 289,000 287,181
Senior Bond , 144A, 3.875%, 7/26/29 ................... United Kingdom 2,200,000 2,085,031
Philip Morris International, Inc. , Senior Bond , 5.375%, 2/15/33 ..
United States 7,200,000 7,300,731
21,125,847
Trading Companies & Distributors 1.3%
f
EquipmentShare.com, Inc. , Secured Note , 144A, 8.625%, 5/15/32 United States 7,100,000 7,333,327
f
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875%,
12/15/28 ........................................ United States 8,500,000 7,856,502
f
Herc Holdings, Inc. , Senior Note , 144A, 6.625%, 6/15/29 ...... United States 4,600,000 4,710,698

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Trading Companies & Distributors (continued)
f
United Rentals North America, Inc. , Senior Bond , 144A, 6.125%,
3/15/34 ......................................... United States 4,900,000 $ 4,947,016
f
WESCO Distribution, Inc. ,
Senior Note , 144A, 6.375%, 3/15/29 ................... United States 7,000,000 7,151,459
Senior Note , 144A, 6.625%, 3/15/32 ................... United States 1,000,000 1,025,995
33,024,997
Transportation Infrastructure 0.0%
†
f
Rutas 2 and 7 Finance Ltd. , Senior Secured Bond , 144A, Zero
Cpn., 9/30/36 ..................................... United States 960,000 685,304
Wireless Telecommunication Services 1.0%
f
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9%, 9/15/29 ............................ United Kingdom 4,500,000 4,279,942
a
Digicel Group Holdings Ltd. ,
Zero Cpn., 11/17/33 ............................... Bermuda 679,815 19,040
Zero Cpn., 11/17/33 ............................... Bermuda 5,534 3,646
Zero Cpn., 11/17/33 ............................... Bermuda 79,853 3,111
T-Mobile USA, Inc. ,
Senior Bond , 3.3%, 2/15/51 .......................... United States 4,800,000 3,317,599
Senior Note , 3.875%, 4/15/30 ........................ United States 13,400,000 12,730,537
f
Zegona Finance plc , Senior Secured Note , 144A, 8.625%,
7/15/29 ......................................... United Kingdom 5,600,000 5,929,000
26,282,875
Total Corporate Bonds (Cost $ 1,539,045,607 ) .................................
1,482,677,599
l
Senior Floating Rate Interests 2.6%
Air Freight & Logistics 0.1%
i,m
Rand Parent LLC, First Lien, CME Term Loan, B , 8.354% ,
( 3-month SOFR + 3.75% ), 3/18/30 ..................... United States 1,256,921 1,263,130
m
Automobile Components 0.1%
DexKo Global, Inc., First Lien, Closing Date Dollar CME Term
Loan , 8.615% , ( 3-month SOFR + 3.75% ), 10/04/28 ........ United States 351,538 337,514
First Brands Group LLC, First Lien, 2021 CME Term Loan ,
9.847% , ( 3-month SOFR + 5% ), 3/30/27 ................ United States 727,810 709,731
First Brands Group LLC, Second Lien, 2021 CME Term Loan ,
13.347% , ( 3-month SOFR + 8.5% ), 3/30/28 .............. United States 1,029,361 963,739
Highline Aftermarket Acquisition LLC, First Lien, 2024-1
Refinancing CME Term Loan , 8.685% , ( 1-month SOFR + 4% ),
11/09/27 ........................................ United States 436,779 438,963
TI Group Automotive Systems LLC, First Lien, 2021 Refinancing
CME Term Loan, B , 8.05% , ( 1-month SOFR + 3.25% ), 12/16/26 United States 294,510 295,247
2,745,194
a a a a a a
Automobiles 0.0%
†
m
American Trailer World Corp., First Lien, CME Term Loan, B ,
8.535% , ( 1-month SOFR + 3.75% ), 3/03/28 .............. United States 752,173 674,902
Beverages 0.0%
†
m
Triton Water Holdings, Inc., First Lien, Initial CME Term Loan ,
8.115% , ( 3-month SOFR + 3.25% ), 3/31/28 .............. United States 534,986 536,019
Broadline Retail 0.0%
†
m
Peer Holding III BV, First Lien, CME Term Loan, B5 , 7.604% ,
( 3-month SOFR + 3% ), 7/01/31 ....................... Netherlands 320,239 321,141

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
a a
Country
Principal
Amount
*
a
Value
a a a a a
l
Senior Floating Rate Interests
(continued)
m
Building Products 0.1%
AZZ, Inc., First Lien, Initial CME Term Loan , 7.185% , ( 1-month
SOFR + 2.5% ), 5/14/29 ............................. United States 617,201 $ 620,062
Cornerstone Building Brands, Inc., First Lien, CME Term Loan, C ,
9.304% , ( 1-month SOFR + 4.5% ), 5/15/31 ............... United States 1,150,685 1,145,858
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan , 7.557% , ( 3-month SOFR + 2.5% ), 8/04/31 .. United States 221,893 221,992
Quikrete Holdings, Inc., First Lien, CME Term Loan, B2 , 6.935% ,
( 1-month SOFR + 2.25% ), 3/19/29 ..................... United States 406,241 406,728
Summit Materials LLC, First Lien, CME Term Loan, B2 , 6.554% ,
( 1-month SOFR + 1.75% ), 1/12/29 ..................... United States 185,101 185,652
2,580,292
a a a a a a
m
Capital Markets 0.1%
AAL Delaware Holdco, Inc., First Lien, Initial CME Term Loan ,
8.185% , ( 1-month SOFR + 3.5% ), 7/30/31 ............... United States 162,338 163,454
AI Aqua Merger Sub, Inc., First Lien, Initial CME Term Loan, B ,
8.357% , ( 1-month SOFR + 3.5% ), 7/31/28 ............... United States 575,380 577,057
Citadel Securities LP, First Lien, CME Term Loan , 6.718% ,
( 1-month SOFR + 2% ), 7/29/30 ....................... United States 705,543 706,316
Edelman Financial Engines Center LLC (The), First Lien, 2024
Refinancing CME Term Loan , 7.935% , ( 1-month SOFR +
3.25% ), 4/07/28 ................................... United States 247,066 247,355
First Eagle Holdings, Inc., First Lien, CME Term Loan, B2 , 8.33% ,
( 3-month SOFR + 3% ), 3/05/29 ....................... United States 746,250 743,578
Jane Street Group LLC, First Lien, 2021 CME Term Loan , 7.46% ,
( 1-month SOFR + 2.5% ), 1/26/28 ...................... United States 405,174 405,209
2,842,969
a a a a a a
m
Chemicals 0.2%
A-AP Buyer, Inc., First Lien, Initial CME Term Loan , 7.854% ,
( 3-month SOFR + 3.25% ), 9/09/31 ..................... United States 309,983 311,533
i
Albaugh LLC, First Lien, Initial CME Term Loan , 8.446% ,
( 1-month SOFR + 3.75% ), 4/06/29 ..................... United States 379,028 377,372
Hexion Holdings Corp., First Lien, Initial CME Term Loan , 9.771% ,
( 3-month SOFR + 4.5% ), 3/15/29 ...................... United States 725,533 726,374
Hexion Holdings Corp., Second Lien, Initial CME Term Loan ,
12.223% , ( 1-month SOFR + 7.438% ), 3/15/30 ............ United States 682,252 623,579
INEOS US Finance LLC, First Lien, 2030 Dollar Term Loan ,
8.497% , ( 1-month SOFR + 3.25% ), 2/18/30 .............. Luxembourg 805,760 807,525
INEOS US Petrochem LLC, First Lien, New CME Term Loan, B1 ,
9.035% , ( 1-month SOFR + 4.25% ), 4/02/29 .............. United States 402,043 400,788
LSF11 A5 Holdco LLC, First Lien, 2024 Refinancing CME Term
Loan , 8.3% , ( 1-month SOFR + 3.5% ), 10/16/28 ........... United States 629,218 632,430
i
Lummus Technology Holdings V LLC, First Lien, 2024 CME Term
Loan, B , 8.3% , ( 1-month SOFR + 3.5% ), 12/31/29 ......... United States 186,782 187,234
Nouryon Finance BV, First Lien, 2024 Dollar CME Term Loan, B2 ,
7.784% , ( 6-month SOFR + 3.5% ), 4/03/28 ............... Netherlands 497,602 500,247
PMHC II, Inc., First Lien, Initial CME Term Loan , 9.058% ,
( 3-month SOFR + 4.25% ), 4/23/29 ..................... United States 1,049,287 1,037,293
SCIH Salt Holdings, Inc., First Lien, Incremental CME Term Loan,
B1 , 8.085% , ( 3-month SOFR + 3.5% ), 3/16/27 ............ United States 404,131 405,624
6,009,999
a a a a a a
m
Commercial Services & Supplies 0.1%
Allied Universal Holdco LLC, First Lien, Initial US Dollar CME
Term Loan , 8.535% , ( 1-month SOFR + 3.75% ), 5/12/28 ..... United States 637,569 637,027

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
a a
Country
Principal
Amount
*
a
Value
a a a a a
l
Senior Floating Rate Interests
(continued)
m
Commercial Services & Supplies (continued)
CCI Buyer, Inc., First Lien, Initial CME Term Loan , 8.604% ,
( 3-month SOFR + 4% ), 12/17/27 ...................... United States 832,106 $ 833,520
Pitney Bowes, Inc., First Lien, Refinancing CME Term Loan, B ,
8.8% , ( 1-month SOFR + 4% ), 3/17/28 .................. United States 1,172,272 1,177,770
Spin Holdco, Inc., First Lien, Initial CME Term Loan , 9.256% ,
( 3-month SOFR + 4% ), 3/06/28 ....................... United States 1,044,273 912,147
3,560,464
a a a a a a
Communications Equipment 0.0%
†
m
CommScope, Inc., First Lien, Initial CME Term Loan , 8.05% ,
( 1-month SOFR + 3.25% ), 4/06/26 ..................... United States 439,889 431,201
Construction & Engineering 0.0%
†
m
Chromalloy Corp., First Lien, CME Term Loan , 8.354% , ( 3-month
SOFR + 3.75% ), 3/27/31 ............................ United States 374,063 367,797
i,n
Construction Partners, Inc., First Lien, CME Term Loan, B , TBD,
10/01/31 ........................................ United States 63,993 63,833
m
Radar Bidco SARL, First Lien, USD CME Term Loan, B , 8.84% ,
( 3-month SOFR + 4.25% ), 3/27/31 ..................... Luxembourg 293,125 294,409
726,039
a a a a a a
m
Consumer Finance 0.1%
i
Neon Maple US Debt Mergersub, Inc., First Lien, CME Term
Loan , 8.153% , ( 12-month SOFR + 3% ), 7/18/31 ........... United States 755,961 754,544
Nuvei Technologies Corp., First Lien, Initial CME Term Loan ,
7.785% , ( 1-month SOFR + 3% ), 12/19/30 ................ Canada 269,296 269,044
1,023,588
a a a a a a
m
Containers & Packaging 0.1%
Berlin Packaging LLC, First Lien, 2024 Replacement CME Term
Loan , 8.415% , ( 3-month SOFR + 3.75% ), 6/09/31 ......... United States 748,125 750,530
Charter Next Generation, Inc., First Lien, CME Term Loan, B ,
7.685% , ( 1-month SOFR + 3% ), 12/01/27 ................ United States 402,289 402,815
Klockner Pentaplast of America, Inc., First Lien, USD CME Term
Loan, B , 9.723% , ( 6-month SOFR + 4.725% ), 2/09/26 ...... Luxembourg 1,401,866 1,315,805
Pactiv Evergreen Group Holdings, Inc., First Lien, CME Term
Loan, B4 , 7.185% , ( 1-month SOFR + 2.5% ), 9/25/28 ....... United States 267,786 268,332
2,737,482
a a a a a a
Distributors 0.0%
†
m
Core & Main LP, First Lien, CME Term Loan, D , 6.718% , ( 1-month
SOFR + 2% ), 7/27/28 ............................... United States 533,689 533,577
Diversified Consumer Services 0.0%
†
m
WW International, Inc., First Lien, Initial CME Term Loan , 8.3% ,
( 1-month SOFR + 3.5% ), 4/13/28 ...................... United States 617,618 154,686
Diversified Telecommunication Services 0.0%
†
m
Altice France SA, First Lien, CME Term Loan, B14 , 10.156% ,
( 3-month SOFR + 5.5% ), 8/15/28 ...................... France 251,817 202,353
Electrical Equipment 0.0%
†
m
Indicor LLC, First Lien, CME Term Loan, C , 7.854% , ( 3-month
SOFR + 3.25% ), 11/22/29 ........................... United States 547,485 548,210
Entertainment 0.0%
†
m
Playtika Holding Corp., First Lien, CME Term Loan, B1 , 7.55% ,
( 1-month SOFR + 2.75% ), 3/13/28 ..................... United States 418,499 418,518

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
a a
Country
Principal
Amount
*
a
Value
a a a a a
l
Senior Floating Rate Interests
(continued)
m
Food Products 0.1%
i
Aspire Bakeries Holdings LLC, First Lien, Initial CME Term Loan ,
8.968% , ( 1-month SOFR + 4.25% ), 12/22/30 ............. United States 275,735 $ 276,080
i
Froneri US, Inc., First Lien, CME Term Loan, B , 6.745% ,
( 12-month SOFR + 2% ), 9/17/31 ...................... United States 729,927 727,485
Primary Products Finance LLC, First Lien, CME Term Loan, B ,
8.248% , ( 3-month SOFR + 3.5% ), 4/02/29 ............... United States 664,377 666,689
Simply Good Foods USA, Inc., First Lien, Initial CME Term Loan ,
7.318% , ( 1-month SOFR + 2.5% ), 3/17/27 ............... United States 46,589 46,880
1,717,134
a a a a a a
m
Ground Transportation 0.0%
†
Albion Financing 3 SARL, First Lien, 2024 Amended USD Term
Loan , 9.826% , ( 3-month SOFR + 4.75% ), 8/17/29 ......... Luxembourg 88,640 89,047
First Student Bidco, Inc., First Lien, Initial CME Term Loan, B ,
7.865% , ( 3-month SOFR + 3% ), 7/21/28 ................ United States 208,965 209,369
First Student Bidco, Inc., First Lien, Initial CME Term Loan, C ,
7.865% , ( 3-month SOFR + 3% ), 7/21/28 ................ United States 63,879 64,003
362,419
a a a a a a
m
Health Care Equipment & Supplies 0.1%
Medline Borrower LP, First Lien, Dollar Incremental CME Term
Loan , 6.935% , ( 1-month SOFR + 2.25% ), 10/23/28 ........ United States 102,599 102,704
Medline Borrower LP, First Lien, Initial CME Term Loan , 7.435% ,
( 1-month SOFR + 2.75% ), 10/23/28 .................... United States 597,226 598,453
US Radiology Specialists, Inc. (US Outpatient Imaging Services,
Inc.), First Lien, CME Term Loan , 9.354% , ( 3-month SOFR +
4.75% ), 12/15/27 .................................. United States 380,231 382,252
1,083,409
a a a a a a
m
Health Care Providers & Services 0.2%
ADMI Corp., First Lien, Amendment No. 4 Refinancing CME Term
Loan , 8.175% , ( 1-month SOFR + 3.375% ), 12/23/27 ....... United States 1,004,200 986,210
Charlotte Buyer, Inc., First Lien, First Refinancing CME Term
Loan , 9.573% , ( 1-month SOFR + 4.75% ), 2/11/28 ......... United States 626,887 632,921
CNT Holdings I Corp., First Lien, Initial CME Term Loan , 8.085% ,
( 3-month SOFR + 3.5% ), 11/08/27 ..................... United States 266,913 267,847
Medical Solutions Holdings, Inc., First Lien, CME Term Loan ,
8.185% , ( 3-month SOFR + 3.5% ), 11/01/28 .............. United States 646,720 487,536
Pacific Dental Services LLC, First Lien, CME Term Loan , 7.536% ,
( 1-month SOFR + 2.75% ), 3/17/31 ..................... United States 406,822 407,363
Phoenix Guarantor, Inc., First Lien, CME Term Loan, B4 , 7.935% ,
( 1-month SOFR + 3.25% ), 2/21/31 ..................... United States 349,123 349,589
g
Radiology Partners, Inc., First Lien, CME Term Loan, B , PIK,
8.883% , ( 3-month SOFR + 3.5% ), 1/31/29 ............... United States 955,484 940,714
Surgery Center Holdings, Inc., First Lien, 2024 Refinancing CME
Term Loan , 7.495% , ( 1-month SOFR + 2.75% ), 12/19/30 .... United States 58,361 58,562
US Anesthesia Partners, Inc., First Lien, Initial CME Term Loan ,
9.036% , ( 1-month SOFR + 4.25% ), 10/02/28 ............. United States 984,936 972,196
Waystar Technologies, Inc., First Lien, Initial CME Term Loan ,
7.435% , ( 1-month SOFR + 2.75% ), 10/22/29 ............. United States 189,700 190,668
5,293,606
a a a a a a
m
Hotels, Restaurants & Leisure 0.2%
g
24 Hour Fitness Worldwide, Inc., First Lien, Exit CME Term Loan ,
PIK, 9.865% , ( 3-month SOFR + 5% ), 12/29/25 ............ United States 2,367,445 982,490
Bally's Corp., First Lien, CME Term Loan, B , 8.143% , ( 3-month
SOFR + 3.25% ), 10/02/28 ........................... United States 750,599 725,735

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
a a
Country
Principal
Amount
*
a
Value
a a a a a
l
Senior Floating Rate Interests
(continued)
m
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B , 7.435% , ( 1-month SOFR + 2.75% ), 2/06/30 ... United States 349,077 $ 349,876
Dave & Buster's, Inc., First Lien, 2024 Refinancing CME Term
Loan, B , 7.875% , ( 3-month SOFR + 3.25% ), 6/29/29 ....... United States 414,478 413,910
Entain plc, First Lien, CME Term Loan, B3 , 8.014% , ( 6-month
SOFR + 2.75% ), 10/31/29 ........................... United Kingdom 249,375 249,370
i
Golden State Foods LLC, First Lien, CME Term Loan, B , 8.447% ,
( 12-month SOFR + 4.25% ), 10/03/31 ................... United States 211,864 212,262
Hilton Grand Vacations Borrower LLC, First Lien, Initial CME Term
Loan , 7.185% , ( 1-month SOFR + 2.5% ), 8/02/28 .......... United States 248,291 247,825
IRB Holding Corp., First Lien, CME Term Loan, B , 7.535% ,
( 1-month SOFR + 2.75% ), 12/15/27 .................... United States 299,248 299,553
Ontario Gaming GTA LP, First Lien, CME Term Loan, B , 8.893% ,
( 3-month SOFR + 4.25% ), 8/01/30 ..................... Canada 201,355 201,642
Raptor Acquisition Corp., First Lien, CME Term Loan, B , 9.015% ,
( 3-month SOFR + 4% ), 11/01/26 ...................... United States 542,050 542,253
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan , 8.318% , ( 3-month SOFR + 3% ), 4/04/29 ... United States 751,962 749,763
Whatabrands LLC, First Lien, 2024 CME Term Loan, B , 7.435% ,
( 1-month SOFR + 2.75% ), 8/03/28 ..................... United States 176,836 177,018
5,151,697
a a a a a a
Household Durables 0.0%
†
m
Hunter Douglas, Inc., First Lien, CME Term Loan, B1 , 8.571% ,
( 3-month SOFR + 3.5% ), 2/25/29 ...................... Netherlands 201,995 201,668
m
Independent Power and Renewable Electricity Producers 0.0%
†
Calpine Construction Finance Co. LP, First Lien, Refinancing
CME Term Loan , 6.685% , ( 1-month SOFR + 2% ), 7/19/30 ... United States 300,000 298,663
Calpine Corp., First Lien, CME Term Loan , 6.685% , ( 1-month
SOFR + 2% ), 1/31/31 ............................... United States 498,747 497,897
796,560
a a a a a a
m
Insurance 0.2%
Acrisure LLC, First Lien, CME Term Loan, B6 , 8.009% , ( 1-month
SOFR + 3.25% ), 11/06/30 ........................... United States 283,124 283,037
AssuredPartners, Inc., First Lien, 2024 CME Term Loan , 8.185% ,
( 1-month SOFR + 3.5% ), 2/14/31 ...................... United States 786,532 788,553
Asurion LLC, First Lien, New CME Term Loan, B10 , 8.785% ,
( 1-month SOFR + 4% ), 8/21/28 ....................... United States 239,585 237,810
Asurion LLC, First Lien, New CME Term Loan, B11 , 9.035% ,
( 1-month SOFR + 4.25% ), 8/21/28 ..................... United States 87,408 87,026
Asurion LLC, Second Lien, New CME Term Loan, B4 , 10.05% ,
( 1-month SOFR + 5.25% ), 1/19/29 ..................... United States 2,300,693 2,202,511
i
Broadstreet Partners, Inc., First Lien, 2024 CME Term Loan, B ,
7.935% , ( 1-month SOFR + 3.25% ), 6/16/31 .............. United States 748,828 749,116
Sedgwick Claims Management Services, Inc., First Lien, 2024
CME Term Loan , 7.585% , ( 3-month SOFR + 3% ), 7/31/31 ... United States 434,468 435,102
4,783,155
a a a a a a
IT Services 0.0%
†
m
Fortress Intermediate 3, Inc., First Lien, Initial CME Term Loan ,
8.435% , ( 1-month SOFR + 3.75% ), 6/27/31 .............. United States 137,274 137,303
Leisure Products 0.0%
†
m
GBT US III LLC, First Lien, Restatement Date CME Term Loan ,
7.626% , ( 3-month SOFR + 3% ), 7/28/31 ................ United States 507,756 508,482

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
a a
Country
Principal
Amount
*
a
Value
a a a a a
l
Senior Floating Rate Interests
(continued)
m
Machinery 0.1%
CPM Holdings, Inc., First Lien, Initial CME Term Loan , 9.172% ,
( 1-month SOFR + 4.5% ), 9/28/28 ...................... United States 746,241 $ 732,648
SunSource Borrower, Inc., First Lien, First Refinancing CME Term
Loan , 8.785% , ( 1-month SOFR + 4% ), 3/25/31 ............ United States 362,725 362,271
1,094,919
a a a a a a
m
Media 0.1%
Cengage Learning, Inc., First Lien, CME Term Loan, B , 9.538% ,
( 6-month SOFR + 4.25% ), 3/24/31 ..................... United States 497,500 500,132
Gray Television, Inc., First Lien, CME Term Loan, D , 7.786% ,
( 1-month SOFR + 3% ), 12/01/28 ...................... United States 775,546 731,813
MH Sub I LLC (Micro Holding Corp.), First Lien, CME Term Loan ,
8.935% , ( 1-month SOFR + 4.25% ), 5/03/28 .............. United States 254,761 253,463
1,485,408
a a a a a a
m
Oil, Gas & Consumable Fuels 0.1%
EPIC Crude Services LP, First Lien, CME Term Loan , 7.656% ,
( 3-month SOFR + 3% ), 10/15/31 ...................... United States 467,290 467,708
UGI Energy Services LLC, First Lien, Initial CME Term Loan ,
7.844% , ( 1-month SOFR + 2.5% ), 2/22/30 ............... United States 525,495 526,527
994,235
a a a a a a
m
Passenger Airlines 0.1%
AAdvantage Loyalty IP Ltd., First Lien, Initial CME Term Loan ,
9.629% , ( 3-month SOFR + 4.75% ), 4/20/28 .............. United States 316,623 326,139
American Airlines, Inc., First Lien, Initial CME Term Loan , 7.209% ,
( 6-month SOFR + 2.5% ), 6/04/29 ...................... United States 617,618 616,074
i
AS Mileage Plan IP Ltd., First Lien, Initial CME Term Loan ,
6.656% , ( 3-month SOFR + 2% ), 10/01/31 ................ United States 427,960 427,425
United Airlines, Inc., First Lien, CME Term Loan, B , 7.385% ,
( 3-month SOFR + 2.75% ), 2/22/31 ..................... United States 316,366 317,467
1,687,105
a a a a a a
m
Pharmaceuticals 0.0%
†
Jazz Financing Lux SARL, First Lien, Dollar CME Term Loan, B2 ,
6.935% , ( 1-month SOFR + 2.25% ), 5/05/28 .............. United States 625,027 625,808
Organon & Co., First Lien, Dollar CME Term Loan , 7.259% ,
( 1-month SOFR + 2.5% ), 5/19/31 ...................... United States 297,370 297,742
923,550
a a a a a a
m
Professional Services 0.1%
EAB Global, Inc., First Lien, CME Term Loan , 7.935% , ( 1-month
SOFR + 3.25% ), 8/16/28 ............................ United States 746,250 744,504
Maximus, Inc., First Lien, CME Term Loan, B , 6.604% , ( 3-month
SOFR + 2% ), 5/30/31 ............................... United States 282,525 284,173
Soliant Lower Intermediate LLC, First Lien, Initial CME Term
Loan , 8.435% , ( 1-month SOFR + 3.75% ), 7/18/31 ......... United States 264,784 266,605
1,295,282
a a a a a a
Software 0.2%
m
Adeia, Inc., First Lien, CME Term Loan, B , 7.759% , ( 1-month
SOFR + 3% ), 6/08/28 ............................... United States 717,884 719,381
m
AppLovin Corp., First Lien, Amendment No. 1 Replacement CME
Term Loan, 10-I , 7.185% , ( 1-month SOFR + 2.5% ), 10/25/28 . United States 498,747 500,098
m
Central Parent LLC, First Lien, CME Term Loan, B , 7.854% ,
( 3-month SOFR + 3.25% ), 7/06/29 ..................... United States 375,000 372,720

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
25
a a
Country
Principal
Amount
*
a
Value
a a a a a
l
Senior Floating Rate Interests
(continued)
Software (continued)
m
ConnectWise LLC, First Lien, Initial CME Term Loan , 8.365% ,
( 3-month SOFR + 3.5% ), 9/29/28 ...................... United States 283,362 $ 283,666
m
Genesys Cloud Services Holdings II LLC, First Lien, Dollar CME
Term Loan, B4 , 8.345% , ( 1-month SOFR + 3.5% ), 12/01/27 .. United States 596,119 598,214
m
Imprivata, Inc., First Lien, 2024 Refinancing CME Term Loan ,
8.085% , ( 3-month SOFR + 3.5% ), 12/01/27 .............. United States 119,986 120,637
m
McAfee Corp., First Lien, CME Term Loan, B1 , 8.1% , ( 1-month
SOFR + 3.25% ), 3/01/29 ............................ United States 639,217 639,262
m
Polaris Newco LLC, First Lien, Dollar CME Term Loan , 8.847% ,
( 3-month SOFR + 4% ), 6/02/28 ....................... United States 154,859 153,993
m
Rocket Software, Inc., First Lien, CME Term Loan , 8.935% ,
( 1-month SOFR + 4.75% ), 11/28/28 .................... United States 409,930 411,129
a,c,h
WorkCapital BSD SARL, Term Loan , 6.5% , 1/01/38 .......... Luxembourg 20,000,000 —
3,799,100
a a a a a a
m
Specialty Retail 0.2%
Evergreen Acqco 1 LP, First Lien, Initial CME Term Loan , 8.393% ,
( 3-month SOFR + 3.75% ), 4/26/28 ..................... United States 421,605 423,408
GNC Holdings, Inc., Second Lien, CME Term Loan , 10.785% ,
( 1-month SOFR + 6% ), 10/07/26 ...................... United States 2,973,896 2,089,162
Great Outdoors Group LLC, First Lien, CME Term Loan, B1 ,
8.55% , ( 1-month SOFR + 3.75% ), 3/06/28 ............... United States 446,164 447,725
Johnstone Supply LLC, First Lien, Initial CME Term Loan ,
7.851% , ( 1-month SOFR + 3% ), 5/16/31 ................ United States 621,547 621,547
RealTruck Group, Inc., First Lien, Initial CME Term Loan , 8.3% ,
( 1-month SOFR + 3.5% ), 1/31/28 ...................... United States 623,266 615,952
Restoration Hardware, Inc., First Lien, 2022 Incremental CME
Term Loan , 8.035% , ( 1-month SOFR + 3.25% ), 10/20/28 .... United States 853,647 833,373
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C ,
7.935% , ( 1-month SOFR + 3.25% ), 10/19/29 ............. United States 526,616 526,144
5,557,311
a a a a a a
m
Textiles, Apparel & Luxury Goods 0.0%
†
Flash Charm, Inc., First Lien, CME Term Loan, B2 , 8.071% ,
( 3-month SOFR + 3.5% ), 3/02/28 ...................... United States 573,592 564,928
Hanesbrands, Inc., First Lien, Initial CME Term Loan, B , 8.435% ,
( 1-month SOFR + 3.75% ), 3/08/30 ..................... United States 349,780 352,841
917,769
a a a a a a
Transportation Infrastructure 0.0%
†
m
LaserShip, Inc., First Lien, Initial CME Term Loan , 9.365% ,
( 3-month SOFR + 4.5% ), 5/08/28 ...................... United States 675,656 292,221
Total Senior Floating Rate Interests (Cost $ 86,253,999 ) ........................
65,392,097
o
Marketplace Loans 1.3%
a
Financial Services 1.3%
a a a a a a
Total Marketplace Loans (Cost $ 38,205,275 ) ..................................
31,848,157
Foreign Government and Agency Securities 2.2%
f
African Export-Import Bank (The) , Senior Bond , 144A, 3.994%,
9/21/29 ......................................... Supranational
p
13,600,000 12,664,065
f
Banque Ouest Africaine de Developpement , Senior Bond , 144A,
5%, 7/27/27 ...................................... Supranational
p
11,500,000 11,275,727
Colombia Government Bond , Senior Bond , 9.85%, 6/28/27 ....
Colombia 55,750,000,000 COP 12,348,216

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
26
a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
f
Comision Federal de Electricidad , Senior Bond , 144A, 3.348%,
2/09/31 ......................................... Mexico 9,500,000 $ 8,015,911
f
Electricite de France SA , Senior Note , 144A, 5.7%, 5/23/28 .... France 1,700,000 1,743,876
f
Korea Electric Power Corp. , Senior Note , 144A, 5.375%, 4/06/26 South Korea 3,400,000 3,430,572
Petroleos Mexicanos , Senior Note , 10%, 2/07/33 ............
Mexico 3,200,000 3,394,108
f
Romania Government Bond , Senior Bond , 144A, 6.125%, 1/22/44 Romania 4,700,000 4,431,652
Total Foreign Government and Agency Securities (Cost $ 68,941,302 ) ............
57,304,127
U.S. Government and Agency Securities 16.5%
FFCB , 2.1%, 2/25/36 .................................
United States 7,700,000 5,864,835
U.S. Treasury Bonds ,
6.875%, 8/15/25 ................................... United States 1,000,000 1,022,058
4.125%, 8/15/44 ................................... United States 50,000,000 46,960,937
2.875%, 5/15/49 ................................... United States 13,400,000 9,979,336
4.25%, 8/15/54 ................................... United States 125,000,000 120,302,735
U.S. Treasury Notes ,
q
Index Linked, 0.625%, 1/15/26 ........................ United States 27,000,000 35,095,159
3.875%, 1/15/26 ................................... United States 32,500,000 32,359,082
4%, 2/15/26 ...................................... United States 60,000,000 59,826,563
2.375%, 4/30/26 ................................... United States 100,000 97,377
3.625%, 5/15/26 ................................... United States 3,500,000 3,469,306
4.375%, 8/15/26 ................................... United States 12,100,000 12,140,412
2.75%, 7/31/27 ................................... United States 39,000,000 37,611,387
3.875%, 11/30/27 .................................. United States 43,700,000 43,376,518
2.875%, 5/15/28 ................................... United States 17,000,000 16,290,781
Total U.S. Government and Agency Securities (Cost $ 424,647,349 ) ..............
424,396,486
Asset-Backed Securities 2.7%
Commercial Services & Supplies 0.2%
f ,m
Galaxy XXVIII CLO Ltd. , 2018-28A , C , 144A, FRN , 6.868%,
( 3-month SOFR + 2.212% ), 7/15/31 . ................... United States 3,070,000 3,078,238
Financial Services 2.5%
f ,m
Carlyle Global Market Strategies CLO Ltd. ,
2013-3A , BR , 144A, FRN , 6.618%, ( 3-month SOFR + 1.962% ),
10/15/30 ........................................ United States 300,000 300,738
2014-2RA , B , 144A, FRN , 7.205%, ( 3-month SOFR + 2.087% ),
5/15/31 ......................................... United States 580,000 582,219
f ,r
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2019-26 , PT , 144A, FRN , 2.845%, 8/15/44 ............... United States 19,096 18,664
2019-31 , PT , 144A, FRN , 3.907%, 9/15/44 ............... United States 22,583 22,274
2019-37 , PT , 144A, FRN , 6.625%, 10/17/44 .............. United States 34,663 23,115
2019-42 , PT , 144A, FRN , 7.796%, 11/15/44 .............. United States 26,267 20,542
2019-51 , PT , 144A, FRN , 12.126%, 1/15/45 .............. United States 63,565 61,604
2019-52 , PT , 144A, FRN , 11.92%, 1/15/45 ............... United States 62,369 55,721
2019-S5 , PT , 144A, FRN , 13.393%, 9/15/44 .............. United States 12,113 10,095
2019-S6 , PT , 144A, FRN , 0.215%, 10/17/44 .............. United States 23,769 19,418
2019-S7 , PT , 144A, FRN , 11.04%, 12/15/44 .............. United States 10,820 10,602
2019-S8 , PT , 144A, FRN , 4.521%, 1/15/45 ............... United States 21,650 21,067
2020-2 , PT , 144A, FRN , 11.794%, 3/15/45 ............... United States 79,320 78,455
2020-7 , PT , 144A, FRN , 12.31%, 4/17/45 ................ United States 52,936 49,243
f ,m
Dryden 75 CLO Ltd. , 2019-75A , AR2 , 144A, FRN , 5.958%,
( 3-month SOFR + 1.302% ), 4/15/34 . ................... United States 30,321,000 30,378,558
f
Home Partners of America Trust ,
2021-2 , B , 144A, 2.302%, 12/17/26 .................... United States 11,882,155 11,211,244
2021-3 , B , 144A, 2.649%, 1/17/41 ..................... United States 4,331,732 3,926,462

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
27
a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
f ,m
LCM XVII LP , 17A , BRR , 144A, FRN , 6.518%, ( 3-month SOFR +
1.862% ), 10/15/31 . ................................. United States 4,590,000 $ 4,598,495
f ,m
Octagon Investment Partners 36 Ltd. , 2018-1A , A1 , 144A, FRN ,
5.888%, ( 3-month SOFR + 1.232% ), 4/15/31 . ............. United States 4,614,839 4,621,795
f ,r
Prosper Pass-Thru Trust III ,
2020-PT1 , A , 144A, FRN , 8.796%, 3/15/26 ............... United States 44,950 37,629
2020-PT2 , A , 144A, FRN , 0.51%, 4/15/26 ................ United States 59,700 53,013
2020-PT3 , A , 144A, FRN , 7.183%, 5/15/26 ............... United States 16,657 13,931
f ,r
Upgrade Master Pass-Thru Trust , 2019-PT2 , A , 144A, FRN ,
10.66%, 2/15/26 . .................................. United States 25,996 25,194
f ,m
Voya CLO Ltd. ,
2013-2A , A2AR , 144A, FRN , 6.287%, ( 3-month SOFR +
1.662% ), 4/25/31 .................................. United States 2,200,000 2,208,109
2013-2A , BR , 144A, FRN , 6.737%, ( 3-month SOFR + 2.112% ),
4/25/31 ......................................... United States 5,770,000 5,800,980
2016-1A , BR , 144A, FRN , 6.679%, ( 3-month SOFR + 2.062% ),
1/20/31 ......................................... United States 590,000 592,807
64,741,974
a a a a a a
Passenger Airlines 0.0%
†
United Airlines Pass-Through Trust , 2020-1 , B , 4.875%, 7/15/27 .
United States 480,000 476,000
Total Asset-Backed Securities (Cost $ 69,195,846 ) .............................
68,296,212
Commercial Mortgage-Backed Securities 1.1%
Financial Services 1.1%
r
Benchmark Mortgage Trust , 2023-V3 , A3 , FRN , 6.363%, 7/15/56 United States 640,000 666,799
f ,m
BX Commercial Mortgage Trust ,
2021-VOLT , A , 144A, FRN , 5.618%, ( 1-month SOFR + 0.814% ),
9/15/36 ......................................... United States 2,480,000 2,467,282
2021-VOLT , B , 144A, FRN , 5.868%, ( 1-month SOFR +
1.064% ), 9/15/36 .................................. United States 3,890,000 3,860,978
2022-LP2 , A , 144A, FRN , 5.817%, ( 1-month SOFR + 1.013% ),
2/15/39 ......................................... United States 7,098,389 7,078,429
CFCRE Commercial Mortgage Trust , 2016-C7 , A3 , 3.839%,
12/10/54 ........................................ United States 2,540,000 2,467,007
Citigroup Commercial Mortgage Trust , 2016-P4 , A2 , 2.45%,
7/10/49 ......................................... United States 1,618,597 1,570,615
CSAIL Commercial Mortgage Trust , 2015-C3 , A4 , 3.718%,
8/15/48 ......................................... United States 1,980,000 1,957,193
GS Mortgage Securities Trust , 2016-GS2 , A4 , 3.05%, 5/10/49 ..
United States 1,150,000 1,119,265
JPMBB Commercial Mortgage Securities Trust ,
2015-C31 , A3 , 3.801%, 8/15/48 ....................... United States 2,937,051 2,897,331
2016-C1 , A5 , 3.576%, 3/17/49 ........................ United States 3,761,000 3,694,506
Wells Fargo Commercial Mortgage Trust , 2015-C31 , A4 , 3.695%,
11/15/48 ........................................ United States 1,360,000 1,342,979
29,122,384
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 28,995,736 ) ..............
29,122,384
Mortgage-Backed Securities 12.4%
s
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC , 6.348%, ( 1-year CMT T-Note +/- MBS Margin), 1/01/33 United States 7,702 7,811
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 5.3%
FHLMC Gold Pool, 20 Year , 5%, 5/01/27 - 5/01/30 ........... United States 65,353 65,548
FHLMC Gold Pool, 30 Year , 4.5%, 10/01/40 ............... United States 32,523 31,862

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
28
a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC Gold Pool, 30 Year , 5%, 3/01/34 - 2/01/38 ........... United States 201,600 $ 202,287
FHLMC Gold Pool, 30 Year , 5.5%, 6/01/33 - 6/01/36 ......... United States 303,482 307,619
FHLMC Gold Pool, 30 Year , 6%, 6/01/33 - 6/01/37 ........... United States 136,816 140,221
FHLMC Gold Pool, 30 Year , 6.5%, 12/01/25 - 6/01/36 ........ United States 28,291 29,393
FHLMC Gold Pool, 30 Year , 7%, 8/01/32 .................. United States 1,425 1,483
FHLMC Gold Pool, 30 Year , 7.5%, 1/01/26 - 1/01/31 ......... United States 1,396 1,444
FHLMC Gold Pool, 30 Year , 8%, 11/01/25 ................. United States 7 7
FHLMC Pool, 30 Year , 2%, 3/01/52 ...................... United States 33,334,066 26,505,777
FHLMC Pool, 30 Year , 4%, 6/01/52 ...................... United States 35,238,278 32,601,573
FHLMC Pool, 30 Year , 4.5%, 8/01/52 ..................... United States 54,110,798 51,410,590
FHLMC Pool, 30 Year , 5.5%, 11/01/52 .................... United States 25,412,814 25,187,977
136,485,781
s
Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%
†
FNMA , 6.892%, ( 1-year CMT T-Note +/- MBS Margin), 12/01/34 United States 38,098 39,167
Federal National Mortgage Association (FNMA) Fixed Rate 6.1%
FNMA, 15 Year , 2.5%, 7/01/27 ......................... United States 34,263 33,420
FNMA, 20 Year , 4.5%, 3/01/28 ......................... United States 9,989 9,907
FNMA, 20 Year , 5%, 1/01/26 - 6/01/31 .................... United States 95,155 95,222
FNMA, 30 Year , 3%, 9/01/48 - 9/01/51 .................... United States 14,904,944 13,019,291
FNMA, 30 Year , 4%, 2/01/49 ........................... United States 7,425,336 7,006,081
FNMA, 30 Year , 4.5%, 2/01/41 ......................... United States 116,195 113,692
FNMA, 30 Year , 5%, 10/01/35 .......................... United States 239,616 239,335
FNMA, 30 Year , 5.5%, 9/01/33 - 12/01/35 ................. United States 362,082 367,010
FNMA, 30 Year , 6%, 6/01/34 - 5/01/38 .................... United States 665,008 678,978
FNMA, 30 Year , 6%, 8/01/53 ........................... United States 24,496,632 24,665,781
FNMA, 30 Year , 6.5%, 3/01/28 - 10/01/37 ................. United States 102,115 105,568
FNMA, 30 Year , 7.5%, 10/01/29 ......................... United States 1,522 1,562
FNMA, 30 Year , 8%, 1/01/25 - 12/01/25 ................... United States 98 99
t
FNMA, Single-family, 30 Year , 2%, 11/25/54 ............... United States 97,140,000 77,012,154
t
FNMA, Single-family, 30 Year , 5%, 11/25/54 ............... United States 33,890,000 32,933,859
156,281,959
Government National Mortgage Association (GNMA) Fixed Rate 1.0%
GNMA I, Single-family, 30 Year , 5%, 6/15/34 - 7/15/34 ........ United States 32,882 32,856
GNMA I, Single-family, 30 Year , 5.5%, 2/15/33 - 6/15/36 ...... United States 146,743 149,475
GNMA I, Single-family, 30 Year , 6%, 8/15/36 ............... United States 9,679 10,066
GNMA I, Single-family, 30 Year , 6.5%, 2/15/29 .............. United States 542 545
GNMA I, Single-family, 30 Year , 7%, 5/15/28 ............... United States 19 19
GNMA I, Single-family, 30 Year , 7.5%, 1/15/26 - 5/15/27 ...... United States 144 144
GNMA I, Single-family, 30 Year , 8%, 7/15/26 - 9/15/27 ........ United States 663 665
GNMA I, Single-family, 30 Year , 9.5%, 6/15/25 .............. United States 33 33
GNMA II, Single-family, 30 Year , 5%, 9/20/33 - 11/20/33 ....... United States 63,156 62,986
t
GNMA II, Single-family, 30 Year , 5%, 11/15/54 .............. United States 26,230,000 25,623,231
GNMA II, Single-family, 30 Year , 5.5%, 6/20/34 ............. United States 33,676 34,588
GNMA II, Single-family, 30 Year , 6%, 11/20/34 .............. United States 36,104 37,547
GNMA II, Single-family, 30 Year , 6.5%, 7/20/28 - 12/20/31 ..... United States 19,789 20,407
GNMA II, Single-family, 30 Year , 7.5%, 4/20/32 ............. United States 5,542 5,693
25,978,255
Total Mortgage-Backed Securities (Cost $ 328,848,027 ) .........................
318,792,973
Residential Mortgage-Backed Securities 2.3%
Financial Services 2.3%
f
BRAVO Residential Funding Trust ,
2019-1 , A1C , 144A, 3.5%, 3/25/58 ..................... United States 109,774 109,333

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
29
a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
f
BRAVO Residential Funding Trust, (continued)
r
2019-2 , A3 , 144A, FRN , 3.5%, 10/25/44 ................. United States 2,476,841 $ 2,345,381
f ,r
CIM Trust ,
2019-INV1 , A1 , 144A, FRN , 4%, 2/25/49 ................ United States 597,240 566,230
2019-INV2 , A3 , 144A, FRN , 4%, 5/25/49 ................ United States 1,387,924 1,291,834
f ,r
COLT Mortgage Loan Trust , 2022-4 , A1 , 144A, FRN , 4.301%,
3/25/67 ......................................... United States 3,236,745 3,153,091
m
FHLMC STACR Debt Notes , 2015-DNA1 , M3 , FRN , 8.271%, ( 30-
day SOFR Average + 3.414% ), 10/25/27 ................ United States 32,396 32,399
m
FNMA Connecticut Avenue Securities ,
2015-C01 , 1M2 , FRN , 9.271%, ( 30-day SOFR Average +
4.414% ), 2/25/25 .................................. United States 794,688 800,864
2015-C02 , 1M2 , FRN , 8.971%, ( 30-day SOFR Average +
4.114% ), 5/25/25 .................................. United States 3,486,142 3,541,265
2015-C03 , 1M2 , FRN , 9.971%, ( 30-day SOFR Average +
5.114% ), 7/25/25 .................................. United States 4,169,334 4,264,030
2016-C01 , 1M2 , FRN , 11.721%, ( 30-day SOFR Average +
6.864% ), 8/25/28 .................................. United States 558,687 583,998
2017-C04 , 2M2 , FRN , 7.821%, ( 30-day SOFR Average +
2.964% ), 11/25/29 ................................. United States 3,368,512 3,472,158
f ,r
J.P. Morgan Mortgage Trust ,
2021-13 , A4 , 144A, FRN , 2.5%, 4/25/52 ................. United States 11,033,250 9,725,579
2021-15 , A4 , 144A, FRN , 2.5%, 6/25/52 ................. United States 3,573,353 3,124,769
f ,r
Mill City Mortgage Loan Trust , 2018-4 , A1B , 144A, FRN , 3.5%,
4/25/66 ......................................... United States 4,909,423 4,783,460
f ,r
OBX Trust , 2021-J3 , A4 , 144A, FRN , 2.5%, 10/25/51 ......... United States 2,293,949 2,014,918
f ,r
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN ,
2.5%, 2/20/49 .................................... United States 7,765,012 6,796,122
f ,r
Provident Funding Mortgage Trust , 2019-1 , A2 , 144A, FRN , 3%,
12/25/49 ........................................ United States 1,378,863 1,174,250
f ,r
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5%, 8/25/51 ......... United States 13,311,490 11,820,534
59,600,215
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $ 66,179,286 ) ...............
59,600,215
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow Account ............ South Africa 620,001 —
b
Mesquite Energy, Inc., Escrow Account ................... United States 6,000,000 120,000
Total Escrows and Litigation Trusts (Cost $ 5,707,489 ) .........................
120,000
Total Long Term Investments (Cost $ 2,681,598,083 ) ...........................
2,551,250,681
a

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
30
Short Term Investments 2.5%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.5%
d,u
Institutional Fiduciary Trust - Money Market Portfolio , 4.582% .. United States 65,067,554 $ 65,067,554
Total Money Market Funds (Cost $ 65,067,554 ) ................................
65,067,554
Total Short Term Investments (Cost $ 65,067,554 ) ..............................
65,067,554
a
Total Investments (Cost $ 2,746,665,637 ) 101.8% ..............................
$2,616,318,235
Other Assets, less Liabilities (1.8) % .........................................
(46,902,420)
Net Assets 100.0% .........................................................
$2,569,415,815
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
b
Non-income producing.
c
See Note 8 regarding restricted securities.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
Security is a business development company. See Note 1(f).
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2024, the aggregate value of these securities was $1,038,807,879, representing 40.4% of net assets.
g
Income may be received in additional securities and/or cash.
h
Defaulted security or security for which income has been deemed uncollectible. See Note 6.
i
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
j
The coupon rate shown represents the rate at period end.
k
Variable interest entity (VIE). See Note 7 regarding investments made through a VIE structure. At October 31, 2024, the value of this security was $8,023,410, representing
0.3% of net assets.
l
See Note 1(i) regarding senior floating rate interests.
m
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
n
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
o
See Note 1(g) regarding Marketplace Lending. See full breakdown of marketplace loans holdings in the table at the end of this schedule.
p
A supranational organization is an entity formed by two or more central governments through international treaties.
q
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation. See Note 1(k).
r
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
s
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
t
Security purchased on a to-be-announced (TBA) basis. See Note 1(c).
u
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Schedule of Investments (unaudited), October 31, 2024
Franklin Strategic Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
31
At October 31, 2024, the Fund had the following marketplace loans outstanding. See Note 1(g).
Description
Principal
Amount Value
Marketplace Loans - 1.3%
Block, Inc.
6716198.SQ.FTS.B , Zero Cpn , 11/30/24 .. $ 2,658 $ 1,754
6719810.SQ.FTS.B , Zero Cpn , 12/01/24 .. 1,571 456
6720355.SQ.FTS.B , Zero Cpn , 12/01/24 .. 706 475
6720946.SQ.FTS.B , Zero Cpn , 12/01/24 .. 3,204 2,297
6722689.SQ.FTS.B , Zero Cpn , 12/02/24 .. 767 614
6724464.SQ.FTS.B , Zero Cpn , 12/02/24 .. 9,907 298
6725712.SQ.FTS.B , Zero Cpn , 12/03/24 .. 5,519 4,131
6729723.SQ.FTS.B , Zero Cpn , 12/05/24 .. 2,723 1,955
6729931.SQ.FTS.B , Zero Cpn , 12/05/24 .. 5,140 160
6730881.SQ.FTS.B , Zero Cpn , 12/06/24 .. 7,925 4,946
6731255.SQ.FTS.B , Zero Cpn , 12/06/24 .. 1,286 420
6731838.SQ.FTS.B , Zero Cpn , 12/06/24 .. 5,855 2,400
6733936.SQ.FTS.B , Zero Cpn , 12/07/24 .. 271 112
6737164.SQ.FTS.B , Zero Cpn , 12/07/24 .. 626 521
6737291.SQ.FTS.B , Zero Cpn , 12/07/24 .. 1,511 52
6742103.SQ.FTS.B , Zero Cpn , 12/08/24 .. 970 629
6745247.SQ.FTS.B , Zero Cpn , 12/09/24 .. 775 19
6746092.SQ.FTS.B , Zero Cpn , 12/09/24 .. 1,222 113
6746977.SQ.FTS.B , Zero Cpn , 12/10/24 .. 15,911 182
6753008.SQ.FTS.B , Zero Cpn , 12/13/24 .. 6,085 101
6753247.SQ.FTS.B , Zero Cpn , 12/13/24 .. 9,841 3,863
6756228.SQ.FTS.B , Zero Cpn , 12/14/24 .. 613 466
6756294.SQ.FTS.B , Zero Cpn , 12/14/24 .. 3,338 2,374
6756782.SQ.FTS.B , Zero Cpn , 12/14/24 .. 380 323
6757268.SQ.FTS.B , Zero Cpn , 12/14/24 .. 2,048 1,456
6757541.SQ.FTS.B , Zero Cpn , 12/14/24 .. 2,249 1,585
6762246.SQ.FTS.B , Zero Cpn , 12/15/24 .. 975 614
6764489.SQ.FTS.B , Zero Cpn , 12/15/24 .. 21,402 1,985
6770530.SQ.FTS.B , Zero Cpn , 12/19/24 .. 1,117 34
6771134.SQ.FTS.B , Zero Cpn , 12/19/24 .. 18,506 379
6773825.SQ.FTS.B , Zero Cpn , 12/20/24 .. 497 486
6774551.SQ.FTS.B , Zero Cpn , 12/20/24 .. 17,810 703
6775919.SQ.FTS.B , Zero Cpn , 12/21/24 .. 11,208 8,562
6781272.SQ.FTS.B , Zero Cpn , 12/22/24 .. 37,439 1,951
6783369.SQ.FTS.B , Zero Cpn , 12/23/24 .. 1,854 64
6783863.SQ.FTS.B , Zero Cpn , 12/23/24 .. 598 433
6789025.SQ.FTS.B , Zero Cpn , 12/26/24 .. 4,067 3,219
6792314.SQ.FTS.B , Zero Cpn , 12/27/24 .. 6,421 219
6795315.SQ.FTS.B , Zero Cpn , 12/28/24 .. 1,229 40
6800044.SQ.FTS.B , Zero Cpn , 12/29/24 .. 4,878 1,183
6804745.SQ.FTS.B , Zero Cpn , 12/30/24 .. 565 381
6806677.SQ.FTS.B , Zero Cpn , 12/30/24 .. 3,293 54
6808256.SQ.FTS.B , Zero Cpn , 1/01/25 ... 794 31
6809383.SQ.FTS.B , Zero Cpn , 1/02/25 ... 1,605 1,429
6810642.SQ.FTS.B , Zero Cpn , 1/03/25 ... 5,633 130
6811483.SQ.FTS.B , Zero Cpn , 1/03/25 ... 8,588 6,000
6812517.SQ.FTS.B , Zero Cpn , 1/03/25 ... 14,910 378
6812850.SQ.FTS.B , Zero Cpn , 1/03/25 ... 1,848 185
6815367.SQ.FTS.B , Zero Cpn , 1/05/25 ... 1,775 127
6818955.SQ.FTS.B , Zero Cpn , 1/06/25 ... 7,512 180
6822097.SQ.FTS.B , Zero Cpn , 1/06/25 ... 1,805 51
6826532.SQ.FTS.B , Zero Cpn , 1/08/25 ... 3,960 1,029
6827373.SQ.FTS.B , Zero Cpn , 1/09/25 ... 2,626 1,986
6828266.SQ.FTS.B , Zero Cpn , 1/10/25 ... 273 126
6829785.SQ.FTS.B , Zero Cpn , 1/10/25 ... 1,621 1,408
6830364.SQ.FTS.B , Zero Cpn , 1/10/25 ... 15,959 11,954
Description
Principal
Amount Value
Block, Inc. (continued)
6832546.SQ.FTS.B , Zero Cpn , 1/11/25 ... $ 2,349 $ 2,074
6833356.SQ.FTS.B , Zero Cpn , 1/11/25 ... 16,871 8,167
6833692.SQ.FTS.B , Zero Cpn , 1/11/25 ... 2,163 1,815
6833875.SQ.FTS.B , Zero Cpn , 1/12/25 ... 2,921 1,924
6836269.SQ.FTS.B , Zero Cpn , 1/12/25 ... 758 50
6836478.SQ.FTS.B , Zero Cpn , 1/12/25 ... 673 319
6838796.SQ.FTS.B , Zero Cpn , 1/13/25 ... 1,295 552
6838880.SQ.FTS.B , Zero Cpn , 1/13/25 ... 702 647
6839356.SQ.FTS.B , Zero Cpn , 1/13/25 ... 2,231 1,876
6839643.SQ.FTS.B , Zero Cpn , 1/13/25 ... 576 19
6840598.SQ.FTS.B , Zero Cpn , 1/13/25 ... 9,338 2,109
6841626.SQ.FTS.B , Zero Cpn , 1/13/25 ... 5,625 73
6843667.SQ.FTS.B , Zero Cpn , 1/14/25 ... 32,216 882
6845960.SQ.FTS.B , Zero Cpn , 1/15/25 ... 2,479 51
6846131.SQ.FTS.B , Zero Cpn , 1/15/25 ... 1,468 751
6846652.SQ.FTS.B , Zero Cpn , 1/16/25 ... 185 6
6846797.SQ.FTS.B , Zero Cpn , 1/16/25 ... 2,345 1,720
6848265.SQ.FTS.B , Zero Cpn , 1/17/25 ... 1,144 37
6849119.SQ.FTS.B , Zero Cpn , 1/17/25 ... 3,456 2,478
6849498.SQ.FTS.B , Zero Cpn , 1/17/25 ... 5,530 707
6849711.SQ.FTS.B , Zero Cpn , 1/17/25 ... 628 15
6850198.SQ.FTS.B , Zero Cpn , 1/17/25 ... 130 81
6852615.SQ.FTS.B , Zero Cpn , 1/18/25 ... 1,041 26
6855849.SQ.FTS.B , Zero Cpn , 1/19/25 ... 3,478 2,716
6856480.SQ.FTS.B , Zero Cpn , 1/19/25 ... 234 144
6862957.SQ.FTS.B , Zero Cpn , 1/21/25 ... 4,171 2,161
6865428.SQ.FTS.B , Zero Cpn , 1/23/25 ... 415 373
6865537.SQ.FTS.B , Zero Cpn , 1/23/25 ... 30 28
6866189.SQ.FTS.B , Zero Cpn , 1/24/25 ... 166 120
6866804.SQ.FTS.B , Zero Cpn , 1/24/25 ... 1,942 1,378
6867755.SQ.FTS.B , Zero Cpn , 1/24/25 ... 7,155 6,157
6868391.SQ.FTS.B , Zero Cpn , 1/24/25 ... 2,413 1,180
6869935.SQ.FTS.B , Zero Cpn , 1/25/25 ... 170 169
6870054.SQ.FTS.B , Zero Cpn , 1/25/25 ... 1,004 531
6871155.SQ.FTS.B , Zero Cpn , 1/25/25 ... 3,560 42
6871369.SQ.FTS.B , Zero Cpn , 1/25/25 ... 1,038 953
6873383.SQ.FTS.B , Zero Cpn , 1/26/25 ... 433 257
6880856.SQ.FTS.B , Zero Cpn , 1/28/25 ... 1,568 710
6882976.SQ.FTS.B , Zero Cpn , 1/28/25 ... 282 280
6883232.SQ.FTS.B , Zero Cpn , 1/28/25 ... 472 324
6883510.SQ.FTS.B , Zero Cpn , 1/28/25 ... 1,274 1,177
6883907.SQ.FTS.B , Zero Cpn , 1/28/25 ... 455 171
6884403.SQ.FTS.B , Zero Cpn , 1/29/25 ... 405 285
6884421.SQ.FTS.B , Zero Cpn , 1/29/25 ... 487 479
6884500.SQ.FTS.B , Zero Cpn , 1/29/25 ... 2,363 1,153
6884787.SQ.FTS.B , Zero Cpn , 1/29/25 ... 3,067 264
6885300.SQ.FTS.B , Zero Cpn , 1/30/25 ... 895 794
6887745.SQ.FTS.B , Zero Cpn , 1/31/25 ... 546 498
6888979.SQ.FTS.B , Zero Cpn , 1/31/25 ... 988 905
6889109.SQ.FTS.B , Zero Cpn , 1/31/25 ... 1,622 25
6889119.SQ.FTS.B , Zero Cpn , 1/31/25 ... 3,513 72
6891067.SQ.FTS.B , Zero Cpn , 2/01/25 ... 5,566 147
6893023.SQ.FTS.B , Zero Cpn , 2/02/25 ... 14,273 860
6895440.SQ.FTS.B , Zero Cpn , 2/02/25 ... 2,716 2,148
6895588.SQ.FTS.B , Zero Cpn , 2/02/25 ... 10,603 168
6899194.SQ.FTS.B , Zero Cpn , 2/03/25 ... 463 8

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
32
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6899300.SQ.FTS.B , Zero Cpn , 2/03/25 ... $ 1,361 $ 1,006
6903284.SQ.FTS.B , Zero Cpn , 2/04/25 ... 3,163 44
6904280.SQ.FTS.B , Zero Cpn , 2/05/25 ... 1,731 1,620
6904822.SQ.FTS.B , Zero Cpn , 2/05/25 ... 1,084 339
6904989.SQ.FTS.B , Zero Cpn , 2/05/25 ... 22,426 15,538
6908001.SQ.FTS.B , Zero Cpn , 2/07/25 ... 23,167 426
6908375.SQ.FTS.B , Zero Cpn , 2/07/25 ... 3,730 466
6909057.SQ.FTS.B , Zero Cpn , 2/08/25 ... 887 720
6909141.SQ.FTS.B , Zero Cpn , 2/08/25 ... 19,068 400
6912801.SQ.FTS.B , Zero Cpn , 2/09/25 ... 169 43
6913052.SQ.FTS.B , Zero Cpn , 2/09/25 ... 3,481 2,722
6914678.SQ.FTS.B , Zero Cpn , 2/09/25 ... 3,614 900
6916076.SQ.FTS.B , Zero Cpn , 2/10/25 ... 1,779 1,142
6916173.SQ.FTS.B , Zero Cpn , 2/10/25 ... 512 292
6920447.SQ.FTS.B , Zero Cpn , 2/11/25 ... 24,973 528
6920966.SQ.FTS.B , Zero Cpn , 2/12/25 ... 704 623
6923496.SQ.FTS.B , Zero Cpn , 2/15/25 ... 11,827 8,020
6934329.SQ.FTS.B , Zero Cpn , 2/17/25 ... 12,367 2,547
6934833.SQ.FTS.B , Zero Cpn , 2/17/25 ... 4,744 2,603
6935049.SQ.FTS.B , Zero Cpn , 2/17/25 ... 4,605 1,332
6935755.SQ.FTS.B , Zero Cpn , 2/17/25 ... 1,592 1,468
6935910.SQ.FTS.B , Zero Cpn , 2/17/25 ... 1,646 1,404
6936990.SQ.FTS.B , Zero Cpn , 2/18/25 ... 3,340 43
6937130.SQ.FTS.B , Zero Cpn , 2/18/25 ... 620 13
6938552.SQ.FTS.B , Zero Cpn , 2/18/25 ... 6,233 406
6940432.SQ.FTS.B , Zero Cpn , 2/18/25 ... 41 40
6940544.SQ.FTS.B , Zero Cpn , 2/18/25 ... 1,499 1,010
6941562.SQ.FTS.B , Zero Cpn , 2/19/25 ... 208 152
6941695.SQ.FTS.B , Zero Cpn , 2/19/25 ... 154 110
6941712.SQ.FTS.B , Zero Cpn , 2/19/25 ... 1,002 922
6942251.SQ.FTS.B , Zero Cpn , 2/20/25 ... 3,601 1,022
6943720.SQ.FTS.B , Zero Cpn , 2/21/25 ... 5,972 5,399
6944161.SQ.FTS.B , Zero Cpn , 2/21/25 ... 1,713 209
6946078.SQ.FTS.B , Zero Cpn , 2/21/25 ... 2,300 1,656
6946120.SQ.FTS.B , Zero Cpn , 2/21/25 ... 10,031 296
6946597.SQ.FTS.B , Zero Cpn , 2/22/25 ... 925 821
6946689.SQ.FTS.B , Zero Cpn , 2/22/25 ... 104 97
6962127.SQ.FTS.B , Zero Cpn , 2/25/25 ... 826 630
6962568.SQ.FTS.B , Zero Cpn , 2/26/25 ... 2,123 1,920
6963512.SQ.FTS.B , Zero Cpn , 2/27/25 ... 1,408 1,096
6964654.SQ.FTS.B , Zero Cpn , 2/28/25 ... 663 10
6966362.SQ.FTS.B , Zero Cpn , 2/28/25 ... 673 619
6966412.SQ.FTS.B , Zero Cpn , 2/28/25 ... 2,449 677
6966531.SQ.FTS.B , Zero Cpn , 2/28/25 ... 3,997 31
6966621.SQ.FTS.B , Zero Cpn , 2/28/25 ... 1,752 1,111
6966854.SQ.FTS.B , Zero Cpn , 2/28/25 ... 3,823 2,831
6967741.SQ.FTS.B , Zero Cpn , 2/28/25 ... 1,982 1,513
6968020.SQ.FTS.B , Zero Cpn , 2/28/25 ... 633 551
6968103.SQ.FTS.B , Zero Cpn , 2/28/25 ... 537 122
6969376.SQ.FTS.B , Zero Cpn , 2/28/25 ... 92 63
6969402.SQ.FTS.B , Zero Cpn , 2/28/25 ... 2,133 684
6969586.SQ.FTS.B , Zero Cpn , 2/28/25 ... 1,041 886
6970716.SQ.FTS.B , Zero Cpn , 2/28/25 ... 4,080 3,315
6971755.SQ.FTS.B , Zero Cpn , 2/28/25 ... 353 61
6978418.SQ.FTS.B , Zero Cpn , 2/28/25 ... 1,258 26
6978456.SQ.FTS.B , Zero Cpn , 2/28/25 ... 799 261
6978952.SQ.FTS.B , Zero Cpn , 2/28/25 ... 51,491 22,275
6981536.SQ.FTS.B , Zero Cpn , 3/01/25 ... 2,690 1,325
Description
Principal
Amount Value
Block, Inc. (continued)
6981964.SQ.FTS.B , Zero Cpn , 3/01/25 ... $ 13,283 $ 6,858
6984708.SQ.FTS.B , Zero Cpn , 3/02/25 ... 1,263 16
6986717.SQ.FTS.B , Zero Cpn , 3/04/25 ... 5,828 2,240
6986997.SQ.FTS.B , Zero Cpn , 3/04/25 ... 2,666 2,315
6987569.SQ.FTS.B , Zero Cpn , 3/05/25 ... 3,671 72
6988751.SQ.FTS.B , Zero Cpn , 3/05/25 ... 1,227 1,192
6990602.SQ.FTS.B , Zero Cpn , 3/06/25 ... 290 188
6990771.SQ.FTS.B , Zero Cpn , 3/06/25 ... 972 774
6993089.SQ.FTS.B , Zero Cpn , 3/06/25 ... 1,782 562
7000516.SQ.FTS.B , Zero Cpn , 3/08/25 ... 784 772
7001717.SQ.FTS.B , Zero Cpn , 3/08/25 ... 2,266 2,055
7002839.SQ.FTS.B , Zero Cpn , 3/09/25 ... 1,376 1,337
7003078.SQ.FTS.B , Zero Cpn , 3/09/25 ... 1,861 1,641
7003880.SQ.FTS.B , Zero Cpn , 3/10/25 ... 5,783 5,611
7005638.SQ.FTS.B , Zero Cpn , 3/11/25 ... 2,714 2,363
7006776.SQ.FTS.B , Zero Cpn , 3/11/25 ... 1,933 1,182
7008210.SQ.FTS.B , Zero Cpn , 3/12/25 ... 697 610
7008486.SQ.FTS.B , Zero Cpn , 3/12/25 ... 1,169 947
7008548.SQ.FTS.B , Zero Cpn , 3/12/25 ... 5,665 5,439
7009269.SQ.FTS.B , Zero Cpn , 3/12/25 ... 22,063 406
7009982.SQ.FTS.B , Zero Cpn , 3/12/25 ... 1,216 436
7010025.SQ.FTS.B , Zero Cpn , 3/12/25 ... 7,193 7,006
7010932.SQ.FTS.B , Zero Cpn , 3/13/25 ... 227 217
7012593.SQ.FTS.B , Zero Cpn , 3/13/25 ... 1,267 1,037
7014068.SQ.FTS.B , Zero Cpn , 3/13/25 ... 5,025 2,449
7014159.SQ.FTS.B , Zero Cpn , 3/13/25 ... 1,629 990
7018665.SQ.FTS.B , Zero Cpn , 3/14/25 ... 8,215 6,412
7019564.SQ.FTS.B , Zero Cpn , 3/14/25 ... 2,136 1,587
7020809.SQ.FTS.B , Zero Cpn , 3/15/25 ... 677 652
7020921.SQ.FTS.B , Zero Cpn , 3/15/25 ... 1,195 665
7021179.SQ.FTS.B , Zero Cpn , 3/15/25 ... 486 311
7021238.SQ.FTS.B , Zero Cpn , 3/15/25 ... 2,176 1,930
7021699.SQ.FTS.B , Zero Cpn , 3/15/25 ... 1,095 716
7021732.SQ.FTS.B , Zero Cpn , 3/15/25 ... 2,813 2,377
7022730.SQ.FTS.B , Zero Cpn , 3/15/25 ... 3,666 822
7023270.SQ.FTS.B , Zero Cpn , 3/15/25 ... 11,499 6,777
7023586.SQ.FTS.B , Zero Cpn , 3/15/25 ... 3,017 2,276
7023843.SQ.FTS.B , Zero Cpn , 3/15/25 ... 909 695
7024634.SQ.FTS.B , Zero Cpn , 3/16/25 ... 1,292 1,242
7024745.SQ.FTS.B , Zero Cpn , 3/16/25 ... 1,297 889
7025304.SQ.FTS.B , Zero Cpn , 3/16/25 ... 2,115 1,545
7027109.SQ.FTS.B , Zero Cpn , 3/18/25 ... 1,587 1,253
7028537.SQ.FTS.B , Zero Cpn , 3/18/25 ... 66,996 1,125
7029537.SQ.FTS.B , Zero Cpn , 3/18/25 ... 2,176 1,596
7029879.SQ.FTS.B , Zero Cpn , 3/18/25 ... 1,058 977
7031071.SQ.FTS.B , Zero Cpn , 3/19/25 ... 546 475
7031577.SQ.FTS.B , Zero Cpn , 3/19/25 ... 722 532
7032279.SQ.FTS.B , Zero Cpn , 3/19/25 ... 3,698 1,569
7033222.SQ.FTS.B , Zero Cpn , 3/19/25 ... 13,869 6,665
7035266.SQ.FTS.B , Zero Cpn , 3/20/25 ... 2,593 2,217
7035799.SQ.FTS.B , Zero Cpn , 3/20/25 ... 15,890 15,389
7040179.SQ.FTS.B , Zero Cpn , 3/21/25 ... 10,895 5,592
7041176.SQ.FTS.B , Zero Cpn , 3/21/25 ... 1,646 1,414
7043444.SQ.FTS.B , Zero Cpn , 3/21/25 ... 6,529 330
7043824.SQ.FTS.B , Zero Cpn , 3/22/25 ... 773 417
7046836.SQ.FTS.B , Zero Cpn , 3/22/25 ... 2,252 1,660
7046986.SQ.FTS.B , Zero Cpn , 3/22/25 ... 657 446
7050197.SQ.FTS.B , Zero Cpn , 3/25/25 ... 13,025 211

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
33
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7050592.SQ.FTS.B , Zero Cpn , 3/25/25 ... $ 912 $ 11
7051781.SQ.FTS.B , Zero Cpn , 3/25/25 ... 4,166 3,001
7052092.SQ.FTS.B , Zero Cpn , 3/25/25 ... 16,534 6,221
7052668.SQ.FTS.B , Zero Cpn , 3/25/25 ... 1,948 207
7052795.SQ.FTS.B , Zero Cpn , 3/26/25 ... 2,132 2,082
7054612.SQ.FTS.B , Zero Cpn , 3/26/25 ... 5,385 85
7056251.SQ.FTS.B , Zero Cpn , 3/27/25 ... 344 329
7061323.SQ.FTS.B , Zero Cpn , 3/28/25 ... 34,494 604
7062421.SQ.FTS.B , Zero Cpn , 3/28/25 ... 896 117
7062617.SQ.FTS.B , Zero Cpn , 3/28/25 ... 20,347 316
7062963.SQ.FTS.B , Zero Cpn , 3/28/25 ... 377 349
7065240.SQ.FTS.B , Zero Cpn , 3/29/25 ... 2,451 2,037
7065573.SQ.FTS.B , Zero Cpn , 3/29/25 ... 13,691 325
7067874.SQ.FTS.B , Zero Cpn , 3/29/25 ... 3,756 2,025
7068749.SQ.FTS.B , Zero Cpn , 3/30/25 ... 1,624 1,589
7069240.SQ.FTS.B , Zero Cpn , 4/01/25 ... 447 413
7071000.SQ.FTS.B , Zero Cpn , 4/02/25 ... 645 9
7071207.SQ.FTS.B , Zero Cpn , 4/02/25 ... 351 224
7071948.SQ.FTS.B , Zero Cpn , 4/02/25 ... 1,299 778
7074171.SQ.FTS.B , Zero Cpn , 4/03/25 ... 759 631
7074204.SQ.FTS.B , Zero Cpn , 4/03/25 ... 3,779 2,426
7075529.SQ.FTS.B , Zero Cpn , 4/03/25 ... 3,835 3,809
7077653.SQ.FTS.B , Zero Cpn , 4/03/25 ... 79 56
7080510.SQ.FTS.B , Zero Cpn , 4/04/25 ... 1,437 27
7085620.SQ.FTS.B , Zero Cpn , 4/05/25 ... 8,877 178
7089901.SQ.FTS.B , Zero Cpn , 4/06/25 ... 7,927 198
7090542.SQ.FTS.B , Zero Cpn , 4/06/25 ... 187 187
7091540.SQ.FTS.B , Zero Cpn , 4/06/25 ... 10,017 1,236
7091737.SQ.FTS.B , Zero Cpn , 4/06/25 ... 2,024 1,255
7092933.SQ.FTS.B , Zero Cpn , 4/07/25 ... 1,566 1,173
7094290.SQ.FTS.B , Zero Cpn , 4/09/25 ... 2,793 1,747
7095396.SQ.FTS.B , Zero Cpn , 4/09/25 ... 3,291 1,781
7095850.SQ.FTS.B , Zero Cpn , 4/10/25 ... 227 214
7096738.SQ.FTS.B , Zero Cpn , 4/10/25 ... 2,957 1,520
7096908.SQ.FTS.B , Zero Cpn , 4/10/25 ... 829 814
7098792.SQ.FTS.B , Zero Cpn , 4/10/25 ... 3,756 3,551
7100047.SQ.FTS.B , Zero Cpn , 4/11/25 ... 472 450
7100289.SQ.FTS.B , Zero Cpn , 4/11/25 ... 850 685
7101698.SQ.FTS.B , Zero Cpn , 4/11/25 ... 1,018 245
7102724.SQ.FTS.B , Zero Cpn , 4/11/25 ... 4,584 2,024
7102932.SQ.FTS.B , Zero Cpn , 4/11/25 ... 1,991 338
7105121.SQ.FTS.B , Zero Cpn , 4/12/25 ... 1,174 1,139
7105271.SQ.FTS.B , Zero Cpn , 4/12/25 ... 384 334
7106451.SQ.FTS.B , Zero Cpn , 4/12/25 ... 11,957 3,483
7108839.SQ.FTS.B , Zero Cpn , 4/13/25 ... 6,764 5,701
7109927.SQ.FTS.B , Zero Cpn , 4/13/25 ... 8,573 131
7112255.SQ.FTS.B , Zero Cpn , 4/14/25 ... 2,398 38
7112817.SQ.FTS.B , Zero Cpn , 4/14/25 ... 1,926 233
7112878.SQ.FTS.B , Zero Cpn , 4/14/25 ... 5,134 4,990
7115331.SQ.FTS.B , Zero Cpn , 4/16/25 ... 842 504
7115405.SQ.FTS.B , Zero Cpn , 4/16/25 ... 35,457 4,831
7117443.SQ.FTS.B , Zero Cpn , 4/16/25 ... 719 667
7117675.SQ.FTS.B , Zero Cpn , 4/17/25 ... 189 172
7118029.SQ.FTS.B , Zero Cpn , 4/17/25 ... 1,064 902
7118920.SQ.FTS.B , Zero Cpn , 4/17/25 ... 874 782
7119074.SQ.FTS.B , Zero Cpn , 4/17/25 ... 2,427 1,898
7121272.SQ.FTS.B , Zero Cpn , 4/17/25 ... 2,783 65
7121775.SQ.FTS.B , Zero Cpn , 4/18/25 ... 1,704 1,686
Description
Principal
Amount Value
Block, Inc. (continued)
7122345.SQ.FTS.B , Zero Cpn , 4/18/25 ... $ 402 $ 56
7122628.SQ.FTS.B , Zero Cpn , 4/18/25 ... 415 412
7123343.SQ.FTS.B , Zero Cpn , 4/18/25 ... 12,449 7,891
7123668.SQ.FTS.B , Zero Cpn , 4/18/25 ... 2,461 2,423
7125329.SQ.FTS.B , Zero Cpn , 4/18/25 ... 1,273 847
7134939.SQ.FTS.B , Zero Cpn , 4/19/25 ... 9,292 222
7137611.SQ.FTS.B , Zero Cpn , 4/20/25 ... 10,916 8,650
7141925.SQ.FTS.B , Zero Cpn , 4/21/25 ... 4,149 3,968
7142834.SQ.FTS.B , Zero Cpn , 4/22/25 ... 930 814
7142919.SQ.FTS.B , Zero Cpn , 4/22/25 ... 1,348 976
7147279.SQ.FTS.B , Zero Cpn , 4/23/25 ... 8,391 5,746
7147597.SQ.FTS.B , Zero Cpn , 4/23/25 ... 1,926 41
7148524.SQ.FTS.B , Zero Cpn , 4/24/25 ... 2,045 2,033
7148927.SQ.FTS.B , Zero Cpn , 4/24/25 ... 222 218
7149585.SQ.FTS.B , Zero Cpn , 4/24/25 ... 618 293
7149622.SQ.FTS.B , Zero Cpn , 4/24/25 ... 497 465
7150018.SQ.FTS.B , Zero Cpn , 4/24/25 ... 1,871 1,395
7151063.SQ.FTS.B , Zero Cpn , 4/24/25 ... 562 64
7154719.SQ.FTS.B , Zero Cpn , 4/25/25 ... 6,577 143
7157899.SQ.FTS.B , Zero Cpn , 4/26/25 ... 1,305 1,270
7157975.SQ.FTS.B , Zero Cpn , 4/26/25 ... 428 418
7158066.SQ.FTS.B , Zero Cpn , 4/26/25 ... 1,124 956
7158189.SQ.FTS.B , Zero Cpn , 4/26/25 ... 1,756 1,136
7160263.SQ.FTS.B , Zero Cpn , 4/26/25 ... 1,049 544
7160682.SQ.FTS.B , Zero Cpn , 4/26/25 ... 302 272
7160797.SQ.FTS.B , Zero Cpn , 4/27/25 ... 5,999 5,918
7163217.SQ.FTS.B , Zero Cpn , 4/27/25 ... 892 522
7163900.SQ.FTS.B , Zero Cpn , 4/27/25 ... 6,093 3,954
7164006.SQ.FTS.B , Zero Cpn , 4/27/25 ... 294 282
7164127.SQ.FTS.B , Zero Cpn , 4/27/25 ... 910 860
7164193.SQ.FTS.B , Zero Cpn , 4/28/25 ... 5,624 82
7165931.SQ.FTS.B , Zero Cpn , 4/29/25 ... 1,875 274
7165983.SQ.FTS.B , Zero Cpn , 4/29/25 ... 1,292 912
7166695.SQ.FTS.B , Zero Cpn , 4/30/25 ... 2,610 2,044
7166982.SQ.FTS.B , Zero Cpn , 4/30/25 ... 819 801
7168044.SQ.FTS.B , Zero Cpn , 4/30/25 ... 2,096 561
7168326.SQ.FTS.B , Zero Cpn , 4/30/25 ... 1,692 1,380
7169229.SQ.FTS.B , Zero Cpn , 4/30/25 ... 1,234 1,204
7169700.SQ.FTS.B , Zero Cpn , 4/30/25 ... 1,035 801
7171906.SQ.FTS.B , Zero Cpn , 4/30/25 ... 1,821 798
7172060.SQ.FTS.B , Zero Cpn , 4/30/25 ... 427 425
7172526.SQ.FTS.B , Zero Cpn , 4/30/25 ... 6,247 1,715
7173881.SQ.FTS.B , Zero Cpn , 5/01/25 ... 2,005 1,038
7173920.SQ.FTS.B , Zero Cpn , 5/01/25 ... 1,140 1,022
7174037.SQ.FTS.B , Zero Cpn , 5/01/25 ... 703 689
7174316.SQ.FTS.B , Zero Cpn , 5/01/25 ... 5,483 5,311
7175176.SQ.FTS.B , Zero Cpn , 5/01/25 ... 2,766 2,719
7176634.SQ.FTS.B , Zero Cpn , 5/01/25 ... 1,458 20
7176646.SQ.FTS.B , Zero Cpn , 5/01/25 ... 1,231 9
7177033.SQ.FTS.B , Zero Cpn , 5/01/25 ... 18 18
7179318.SQ.FTS.B , Zero Cpn , 5/02/25 ... 11,376 7,630
7180217.SQ.FTS.B , Zero Cpn , 5/02/25 ... 2,973 2,920
7180390.SQ.FTS.B , Zero Cpn , 5/02/25 ... 1,480 1,424
7180807.SQ.FTS.B , Zero Cpn , 5/02/25 ... 3,021 2,804
7180850.SQ.FTS.B , Zero Cpn , 5/02/25 ... 2,462 373
7183657.SQ.FTS.B , Zero Cpn , 5/02/25 ... 889 556
7183698.SQ.FTS.B , Zero Cpn , 5/02/25 ... 1,727 1,704
7184625.SQ.FTS.B , Zero Cpn , 5/03/25 ... 1,958 1,593

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
34
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7185255.SQ.FTS.B , Zero Cpn , 5/03/25 ... $ 1,618 $ 1,590
7185353.SQ.FTS.B , Zero Cpn , 5/03/25 ... 1,906 1,862
7187279.SQ.FTS.B , Zero Cpn , 5/03/25 ... 1,202 251
7187317.SQ.FTS.B , Zero Cpn , 5/03/25 ... 1,054 518
7187956.SQ.FTS.B , Zero Cpn , 5/04/25 ... 234 232
7191961.SQ.FTS.B , Zero Cpn , 5/06/25 ... 385 236
7192014.SQ.FTS.B , Zero Cpn , 5/06/25 ... 2,796 2,745
7192198.SQ.FTS.B , Zero Cpn , 5/06/25 ... 317 251
7195692.SQ.FTS.B , Zero Cpn , 5/07/25 ... 444 388
7196096.SQ.FTS.B , Zero Cpn , 5/07/25 ... 8,216 100
7197418.SQ.FTS.B , Zero Cpn , 5/07/25 ... 1,715 1,693
7198081.SQ.FTS.B , Zero Cpn , 5/08/25 ... 1,060 831
7198156.SQ.FTS.B , Zero Cpn , 5/08/25 ... 402 338
7200532.SQ.FTS.B , Zero Cpn , 5/08/25 ... 1,402 1,388
7200680.SQ.FTS.B , Zero Cpn , 5/08/25 ... 329 322
7201085.SQ.FTS.B , Zero Cpn , 5/08/25 ... 1,847 1,036
7203214.SQ.FTS.B , Zero Cpn , 5/09/25 ... 4,792 4,374
7203388.SQ.FTS.B , Zero Cpn , 5/09/25 ... 58 55
7203631.SQ.FTS.B , Zero Cpn , 5/09/25 ... 1,674 963
7204614.SQ.FTS.B , Zero Cpn , 5/09/25 ... 3,537 112
7204933.SQ.FTS.B , Zero Cpn , 5/09/25 ... 381 78
7205656.SQ.FTS.B , Zero Cpn , 5/09/25 ... 248 240
7206160.SQ.FTS.B , Zero Cpn , 5/09/25 ... 12,329 194
7206450.SQ.FTS.B , Zero Cpn , 5/09/25 ... 2,250 888
7206523.SQ.FTS.B , Zero Cpn , 5/09/25 ... 9,822 9,608
7210379.SQ.FTS.B , Zero Cpn , 5/10/25 ... 1,437 645
7211696.SQ.FTS.B , Zero Cpn , 5/11/25 ... 153 150
7212016.SQ.FTS.B , Zero Cpn , 5/12/25 ... 1,004 819
7212092.SQ.FTS.B , Zero Cpn , 5/12/25 ... 2,306 2,156
7212299.SQ.FTS.B , Zero Cpn , 5/12/25 ... 358 346
7212641.SQ.FTS.B , Zero Cpn , 5/12/25 ... 938 926
7213877.SQ.FTS.B , Zero Cpn , 5/13/25 ... 58 58
7213980.SQ.FTS.B , Zero Cpn , 5/13/25 ... 266 242
7215803.SQ.FTS.B , Zero Cpn , 5/13/25 ... 3,486 2,351
7215930.SQ.FTS.B , Zero Cpn , 5/13/25 ... 13,761 613
7216987.SQ.FTS.B , Zero Cpn , 5/14/25 ... 230 140
7218608.SQ.FTS.B , Zero Cpn , 5/14/25 ... 1,614 1,585
7218697.SQ.FTS.B , Zero Cpn , 5/14/25 ... 3,482 3,427
7218862.SQ.FTS.B , Zero Cpn , 5/14/25 ... 4,385 2,308
7220791.SQ.FTS.B , Zero Cpn , 5/14/25 ... 464 32
7221721.SQ.FTS.B , Zero Cpn , 5/15/25 ... 3,110 2,753
7222451.SQ.FTS.B , Zero Cpn , 5/15/25 ... 8,157 2,302
7223565.SQ.FTS.B , Zero Cpn , 5/15/25 ... 9,133 8,871
7224254.SQ.FTS.B , Zero Cpn , 5/15/25 ... 7,393 4,908
7227987.SQ.FTS.B , Zero Cpn , 5/16/25 ... 1,332 1,252
7229528.SQ.FTS.B , Zero Cpn , 5/16/25 ... 1,169 1,152
7232102.SQ.FTS.B , Zero Cpn , 5/17/25 ... 6,981 6,682
7232784.SQ.FTS.B , Zero Cpn , 5/17/25 ... 2,041 623
7233028.SQ.FTS.B , Zero Cpn , 5/17/25 ... 579 284
7233095.SQ.FTS.B , Zero Cpn , 5/17/25 ... 507 504
7233166.SQ.FTS.B , Zero Cpn , 5/17/25 ... 189 152
7234142.SQ.FTS.B , Zero Cpn , 5/17/25 ... 1,080 1,060
7234781.SQ.FTS.B , Zero Cpn , 5/18/25 ... 321 319
7235145.SQ.FTS.B , Zero Cpn , 5/18/25 ... 20,605 395
7237806.SQ.FTS.B , Zero Cpn , 5/20/25 ... 1,179 1,060
7240312.SQ.FTS.B , Zero Cpn , 5/20/25 ... 486 345
7242328.SQ.FTS.B , Zero Cpn , 5/21/25 ... 851 554
7242370.SQ.FTS.B , Zero Cpn , 5/21/25 ... 1,075 974
Description
Principal
Amount Value
Block, Inc. (continued)
7243236.SQ.FTS.B , Zero Cpn , 5/21/25 ... $ 8,746 $ 121
7243413.SQ.FTS.B , Zero Cpn , 5/21/25 ... 2,270 48
7243786.SQ.FTS.B , Zero Cpn , 5/21/25 ... 10,477 7,473
7243973.SQ.FTS.B , Zero Cpn , 5/21/25 ... 410 372
7244368.SQ.FTS.B , Zero Cpn , 5/21/25 ... 1,032 336
7247605.SQ.FTS.B , Zero Cpn , 5/22/25 ... 1,856 22
7248975.SQ.FTS.B , Zero Cpn , 5/22/25 ... 1,145 1,001
7249354.SQ.FTS.B , Zero Cpn , 5/22/25 ... 283 261
7249518.SQ.FTS.B , Zero Cpn , 5/22/25 ... 2,027 25
7249529.SQ.FTS.B , Zero Cpn , 5/22/25 ... 4,992 4,716
7249679.SQ.FTS.B , Zero Cpn , 5/22/25 ... 1,048 273
7249940.SQ.FTS.B , Zero Cpn , 5/22/25 ... 2,030 1,978
7250948.SQ.FTS.B , Zero Cpn , 5/22/25 ... 817 433
7250987.SQ.FTS.B , Zero Cpn , 5/22/25 ... 3,282 2,063
7251900.SQ.FTS.B , Zero Cpn , 5/23/25 ... 1,646 1,145
7252092.SQ.FTS.B , Zero Cpn , 5/24/25 ... 1,179 1,016
7252834.SQ.FTS.B , Zero Cpn , 5/24/25 ... 4,847 60
7253237.SQ.FTS.B , Zero Cpn , 5/24/25 ... 829 339
7253390.SQ.FTS.B , Zero Cpn , 5/24/25 ... 149 147
7254492.SQ.FTS.B , Zero Cpn , 5/25/25 ... 1,668 1,593
7254658.SQ.FTS.B , Zero Cpn , 5/25/25 ... 3,733 3,616
7254743.SQ.FTS.B , Zero Cpn , 5/25/25 ... 2,563 2,333
7256122.SQ.FTS.B , Zero Cpn , 5/25/25 ... 1,533 195
7256570.SQ.FTS.B , Zero Cpn , 5/26/25 ... 8,505 2,955
7256711.SQ.FTS.B , Zero Cpn , 5/26/25 ... 1,914 779
7256732.SQ.FTS.B , Zero Cpn , 5/26/25 ... 21,091 14,443
7261056.SQ.FTS.B , Zero Cpn , 5/28/25 ... 3,170 2,111
7262532.SQ.FTS.B , Zero Cpn , 5/28/25 ... 3,144 677
7262602.SQ.FTS.B , Zero Cpn , 5/28/25 ... 1,015 545
7263218.SQ.FTS.B , Zero Cpn , 5/28/25 ... 934 926
7263375.SQ.FTS.B , Zero Cpn , 5/28/25 ... 597 566
7263388.SQ.FTS.B , Zero Cpn , 5/28/25 ... 543 537
7263402.SQ.FTS.B , Zero Cpn , 5/28/25 ... 933 821
7264204.SQ.FTS.B , Zero Cpn , 5/29/25 ... 38,498 36,775
7266191.SQ.FTS.B , Zero Cpn , 5/29/25 ... 44,928 29,008
7266972.SQ.FTS.B , Zero Cpn , 5/29/25 ... 12,173 10,282
7267344.SQ.FTS.B , Zero Cpn , 5/29/25 ... 11,923 11,577
7270377.SQ.FTS.B , Zero Cpn , 5/30/25 ... 2,285 2,142
7273383.SQ.FTS.B , Zero Cpn , 5/30/25 ... 6,358 6,237
7273846.SQ.FTS.B , Zero Cpn , 6/01/25 ... 2,268 2,250
7275495.SQ.FTS.B , Zero Cpn , 6/01/25 ... 1,021 757
7275604.SQ.FTS.B , Zero Cpn , 6/01/25 ... 1,547 872
7276341.SQ.FTS.B , Zero Cpn , 6/01/25 ... 588 579
7277031.SQ.FTS.B , Zero Cpn , 6/01/25 ... 30,816 5,892
7278294.SQ.FTS.B , Zero Cpn , 6/02/25 ... 2,444 2,412
7278522.SQ.FTS.B , Zero Cpn , 6/03/25 ... 451 445
7278877.SQ.FTS.B , Zero Cpn , 6/03/25 ... 922 509
7279324.SQ.FTS.B , Zero Cpn , 6/03/25 ... 6,664 6,464
7280027.SQ.FTS.B , Zero Cpn , 6/04/25 ... 1,097 1,083
7280108.SQ.FTS.B , Zero Cpn , 6/04/25 ... 478 473
7280873.SQ.FTS.B , Zero Cpn , 6/04/25 ... 5,514 778
7281210.SQ.FTS.B , Zero Cpn , 6/04/25 ... 901 16
7281601.SQ.FTS.B , Zero Cpn , 6/04/25 ... 1,132 10
7282644.SQ.FTS.B , Zero Cpn , 6/04/25 ... 2,730 2,692
7282811.SQ.FTS.B , Zero Cpn , 6/04/25 ... 794 13
7282931.SQ.FTS.B , Zero Cpn , 6/04/25 ... 12,938 12,036
7283495.SQ.FTS.B , Zero Cpn , 6/04/25 ... 1,766 1,730
7284208.SQ.FTS.B , Zero Cpn , 6/05/25 ... 6,919 6,694

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
35
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7284674.SQ.FTS.B , Zero Cpn , 6/05/25 ... $ 582 $ 515
7284693.SQ.FTS.B , Zero Cpn , 6/05/25 ... 1,404 365
7285398.SQ.FTS.B , Zero Cpn , 6/05/25 ... 2,213 1,195
7286088.SQ.FTS.B , Zero Cpn , 6/05/25 ... 10,385 7,155
7286507.SQ.FTS.B , Zero Cpn , 6/05/25 ... 5,042 3,959
7286703.SQ.FTS.B , Zero Cpn , 6/05/25 ... 63 60
7287069.SQ.FTS.B , Zero Cpn , 6/05/25 ... 660 640
7287144.SQ.FTS.B , Zero Cpn , 6/05/25 ... 1,960 1,136
7287176.SQ.FTS.B , Zero Cpn , 6/05/25 ... 5,152 84
7287612.SQ.FTS.B , Zero Cpn , 6/05/25 ... 781 769
7287732.SQ.FTS.B , Zero Cpn , 6/05/25 ... 439 251
7289183.SQ.FTS.B , Zero Cpn , 6/06/25 ... 2,121 1,412
7289261.SQ.FTS.B , Zero Cpn , 6/06/25 ... 1,039 318
7289438.SQ.FTS.B , Zero Cpn , 6/06/25 ... 466 363
7289452.SQ.FTS.B , Zero Cpn , 6/06/25 ... 1,213 1,176
7290000.SQ.FTS.B , Zero Cpn , 6/06/25 ... 281 280
7290056.SQ.FTS.B , Zero Cpn , 6/06/25 ... 5,162 85
7297771.SQ.FTS.B , Zero Cpn , 6/07/25 ... 409 359
7297795.SQ.FTS.B , Zero Cpn , 6/07/25 ... 919 875
7299136.SQ.FTS.B , Zero Cpn , 6/08/25 ... 20 20
7299621.SQ.FTS.B , Zero Cpn , 6/08/25 ... 35,878 26,090
7300176.SQ.FTS.B , Zero Cpn , 6/08/25 ... 2,592 1,755
7300300.SQ.FTS.B , Zero Cpn , 6/08/25 ... 718 713
7302047.SQ.FTS.B , Zero Cpn , 6/09/25 ... 1,868 929
7303522.SQ.FTS.B , Zero Cpn , 6/10/25 ... 402 223
7303540.SQ.FTS.B , Zero Cpn , 6/10/25 ... 1,343 983
7305520.SQ.FTS.B , Zero Cpn , 6/11/25 ... 1,626 1,576
7309945.SQ.FTS.B , Zero Cpn , 6/12/25 ... 1,381 909
7314341.SQ.FTS.B , Zero Cpn , 6/12/25 ... 1,739 1,568
7314424.SQ.FTS.B , Zero Cpn , 6/12/25 ... 1,905 1,879
7314543.SQ.FTS.B , Zero Cpn , 6/12/25 ... 4,922 4,437
7314697.SQ.FTS.B , Zero Cpn , 6/13/25 ... 3,749 45
7316192.SQ.FTS.B , Zero Cpn , 6/13/25 ... 760 587
7316232.SQ.FTS.B , Zero Cpn , 6/13/25 ... 16,732 14,277
7316730.SQ.FTS.B , Zero Cpn , 6/13/25 ... 3,983 3,187
7316842.SQ.FTS.B , Zero Cpn , 6/13/25 ... 4,406 323
7317981.SQ.FTS.B , Zero Cpn , 6/13/25 ... 1,570 122
7318018.SQ.FTS.B , Zero Cpn , 6/13/25 ... 6,392 62
7320378.SQ.FTS.B , Zero Cpn , 6/14/25 ... 4,513 4,434
7321061.SQ.FTS.B , Zero Cpn , 6/14/25 ... 1,467 1,402
7321344.SQ.FTS.B , Zero Cpn , 6/14/25 ... 1,674 1,597
7321422.SQ.FTS.B , Zero Cpn , 6/14/25 ... 160 157
7321802.SQ.FTS.B , Zero Cpn , 6/14/25 ... 9,071 8,974
7322629.SQ.FTS.B , Zero Cpn , 6/14/25 ... 6,737 6,564
7323102.SQ.FTS.B , Zero Cpn , 6/14/25 ... 1,402 206
7323332.SQ.FTS.B , Zero Cpn , 6/14/25 ... 3,983 2,776
7323718.SQ.FTS.B , Zero Cpn , 6/14/25 ... 4,254 375
7324318.SQ.FTS.B , Zero Cpn , 6/14/25 ... 576 496
7324925.SQ.FTS.B , Zero Cpn , 6/15/25 ... 1,334 671
7325539.SQ.FTS.B , Zero Cpn , 6/15/25 ... 754 751
7325926.SQ.FTS.B , Zero Cpn , 6/15/25 ... 1,446 1,424
7326332.SQ.FTS.B , Zero Cpn , 6/15/25 ... 2,083 1,235
7326520.SQ.FTS.B , Zero Cpn , 6/15/25 ... 231 228
7326822.SQ.FTS.B , Zero Cpn , 6/15/25 ... 1,967 1,955
7327074.SQ.FTS.B , Zero Cpn , 6/15/25 ... 2,484 2,455
7327383.SQ.FTS.B , Zero Cpn , 6/15/25 ... 307 298
7327791.SQ.FTS.B , Zero Cpn , 6/15/25 ... 8,988 682
7328003.SQ.FTS.B , Zero Cpn , 6/15/25 ... 187 171
Description
Principal
Amount Value
Block, Inc. (continued)
7328426.SQ.FTS.B , Zero Cpn , 6/16/25 ... $ 7,355 $ 6,396
7328881.SQ.FTS.B , Zero Cpn , 6/16/25 ... 565 525
7328914.SQ.FTS.B , Zero Cpn , 6/16/25 ... 10,422 994
7329210.SQ.FTS.B , Zero Cpn , 6/17/25 ... 3,315 71
7330422.SQ.FTS.B , Zero Cpn , 6/18/25 ... 1,181 611
7330937.SQ.FTS.B , Zero Cpn , 6/18/25 ... 2,858 2,796
7331383.SQ.FTS.B , Zero Cpn , 6/18/25 ... 157 157
7331562.SQ.FTS.B , Zero Cpn , 6/18/25 ... 10,141 10,006
7332515.SQ.FTS.B , Zero Cpn , 6/18/25 ... 1,790 1,653
7332668.SQ.FTS.B , Zero Cpn , 6/18/25 ... 1,690 1,625
7332947.SQ.FTS.B , Zero Cpn , 6/18/25 ... 2,728 2,695
7333816.SQ.FTS.B , Zero Cpn , 6/18/25 ... 4,235 4,065
7334014.SQ.FTS.B , Zero Cpn , 6/18/25 ... 1,044 21
7334863.SQ.FTS.B , Zero Cpn , 6/19/25 ... 1,799 602
7335081.SQ.FTS.B , Zero Cpn , 6/19/25 ... 1,470 1,433
7335932.SQ.FTS.B , Zero Cpn , 6/19/25 ... 8,474 3,602
7336119.SQ.FTS.B , Zero Cpn , 6/19/25 ... 2,267 2,008
7336277.SQ.FTS.B , Zero Cpn , 6/19/25 ... 8,083 7,681
7336581.SQ.FTS.B , Zero Cpn , 6/19/25 ... 49,530 8,018
7337995.SQ.FTS.B , Zero Cpn , 6/19/25 ... 818 506
7338503.SQ.FTS.B , Zero Cpn , 6/20/25 ... 9,318 9,064
7338883.SQ.FTS.B , Zero Cpn , 6/20/25 ... 7,252 5,709
7339042.SQ.FTS.B , Zero Cpn , 6/20/25 ... 1,348 1,321
7339137.SQ.FTS.B , Zero Cpn , 6/20/25 ... 2,144 2,062
7339223.SQ.FTS.B , Zero Cpn , 6/20/25 ... 1,556 1,524
7339443.SQ.FTS.B , Zero Cpn , 6/20/25 ... 2,978 2,940
7339897.SQ.FTS.B , Zero Cpn , 6/20/25 ... 4,271 3,343
7340770.SQ.FTS.B , Zero Cpn , 6/20/25 ... 966 909
7340806.SQ.FTS.B , Zero Cpn , 6/20/25 ... 3,592 2,606
7344575.SQ.FTS.B , Zero Cpn , 6/21/25 ... 4,105 889
7345521.SQ.FTS.B , Zero Cpn , 6/21/25 ... 2,304 2,029
7345737.SQ.FTS.B , Zero Cpn , 6/21/25 ... 1,453 1,414
7346393.SQ.FTS.B , Zero Cpn , 6/21/25 ... 62,612 879
7347498.SQ.FTS.B , Zero Cpn , 6/21/25 ... 6,681 6,185
7347743.SQ.FTS.B , Zero Cpn , 6/21/25 ... 74 74
7348282.SQ.FTS.B , Zero Cpn , 6/22/25 ... 1,408 1,384
7348505.SQ.FTS.B , Zero Cpn , 6/22/25 ... 667 396
7348520.SQ.FTS.B , Zero Cpn , 6/22/25 ... 462 399
7348949.SQ.FTS.B , Zero Cpn , 6/22/25 ... 10,454 10,022
7351559.SQ.FTS.B , Zero Cpn , 6/23/25 ... 3,755 3,718
7351914.SQ.FTS.B , Zero Cpn , 6/23/25 ... 2,635 2,216
7351981.SQ.FTS.B , Zero Cpn , 6/23/25 ... 17,215 4,518
7352166.SQ.FTS.B , Zero Cpn , 6/23/25 ... 6,281 6,199
7352449.SQ.FTS.B , Zero Cpn , 6/23/25 ... 2,037 1,734
7352490.SQ.FTS.B , Zero Cpn , 6/23/25 ... 2,066 1,005
7352850.SQ.FTS.B , Zero Cpn , 6/24/25 ... 12,690 154
7352997.SQ.FTS.B , Zero Cpn , 6/24/25 ... 3,214 3,061
7353063.SQ.FTS.B , Zero Cpn , 6/24/25 ... 7,030 6,265
7353502.SQ.FTS.B , Zero Cpn , 6/25/25 ... 1,480 1,346
7353560.SQ.FTS.B , Zero Cpn , 6/25/25 ... 8,738 7,799
7353648.SQ.FTS.B , Zero Cpn , 6/25/25 ... 1,882 1,855
7353721.SQ.FTS.B , Zero Cpn , 6/25/25 ... 796 644
7353901.SQ.FTS.B , Zero Cpn , 6/25/25 ... 4,759 53
7358898.SQ.FTS.B , Zero Cpn , 6/27/25 ... 606 597
7359006.SQ.FTS.B , Zero Cpn , 6/27/25 ... 2,767 711
7359660.SQ.FTS.B , Zero Cpn , 6/27/25 ... 1,022 1,007
7359726.SQ.FTS.B , Zero Cpn , 6/27/25 ... 550 235
7359785.SQ.FTS.B , Zero Cpn , 6/27/25 ... 2,155 2,122

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
36
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7360681.SQ.FTS.B , Zero Cpn , 6/27/25 ... $ 1,335 $ 1,329
7360937.SQ.FTS.B , Zero Cpn , 6/27/25 ... 5,354 4,248
7365009.SQ.FTS.B , Zero Cpn , 6/28/25 ... 4,810 4,750
7365309.SQ.FTS.B , Zero Cpn , 6/28/25 ... 2,771 2,727
7365538.SQ.FTS.B , Zero Cpn , 6/28/25 ... 37,441 35,285
7366982.SQ.FTS.B , Zero Cpn , 6/28/25 ... 4,667 4,529
7369711.SQ.FTS.B , Zero Cpn , 6/29/25 ... 1,514 735
7369800.SQ.FTS.B , Zero Cpn , 6/29/25 ... 10,217 9,877
7370367.SQ.FTS.B , Zero Cpn , 6/30/25 ... 1,817 458
7370470.SQ.FTS.B , Zero Cpn , 6/30/25 ... 1,330 1,313
7370544.SQ.FTS.B , Zero Cpn , 6/30/25 ... 1,217 1,198
7370708.SQ.FTS.B , Zero Cpn , 6/30/25 ... 3,479 3,382
7370851.SQ.FTS.B , Zero Cpn , 6/30/25 ... 664 357
7371011.SQ.FTS.B , Zero Cpn , 6/30/25 ... 6,734 6,649
7371485.SQ.FTS.B , Zero Cpn , 6/30/25 ... 3,505 3,193
7371597.SQ.FTS.B , Zero Cpn , 6/30/25 ... 1,669 1,626
7371685.SQ.FTS.B , Zero Cpn , 6/30/25 ... 3,480 1,166
7372474.SQ.FTS.B , Zero Cpn , 7/01/25 ... 2,773 2,737
7372921.SQ.FTS.B , Zero Cpn , 7/02/25 ... 1,557 1,449
7374871.SQ.FTS.B , Zero Cpn , 7/02/25 ... 5,617 5,324
7375076.SQ.FTS.B , Zero Cpn , 7/02/25 ... 6,468 1,421
7375135.SQ.FTS.B , Zero Cpn , 7/02/25 ... 10,443 10,303
7375825.SQ.FTS.B , Zero Cpn , 7/02/25 ... 6,501 6,027
7375989.SQ.FTS.B , Zero Cpn , 7/03/25 ... 2,111 2,023
7377517.SQ.FTS.B , Zero Cpn , 7/03/25 ... 2,960 2,876
7377722.SQ.FTS.B , Zero Cpn , 7/03/25 ... 1,329 1,300
7377813.SQ.FTS.B , Zero Cpn , 7/03/25 ... 5,830 61
7377862.SQ.FTS.B , Zero Cpn , 7/03/25 ... 6,349 6,202
7381271.SQ.FTS.B , Zero Cpn , 7/04/25 ... 383 366
7381311.SQ.FTS.B , Zero Cpn , 7/04/25 ... 44 44
7381360.SQ.FTS.B , Zero Cpn , 7/04/25 ... 1,560 1,495
7381648.SQ.FTS.B , Zero Cpn , 7/04/25 ... 1,138 1,099
7381820.SQ.FTS.B , Zero Cpn , 7/04/25 ... 4,154 4,084
7382710.SQ.FTS.B , Zero Cpn , 7/04/25 ... 352 352
7383406.SQ.FTS.B , Zero Cpn , 7/04/25 ... 2,392 2,215
7383572.SQ.FTS.B , Zero Cpn , 7/04/25 ... 438 418
7383605.SQ.FTS.B , Zero Cpn , 7/04/25 ... 3,816 3,212
7384304.SQ.FTS.B , Zero Cpn , 7/05/25 ... 3,754 3,710
7384693.SQ.FTS.B , Zero Cpn , 7/05/25 ... 1,183 1,162
7385233.SQ.FTS.B , Zero Cpn , 7/05/25 ... 2,078 2,052
7385373.SQ.FTS.B , Zero Cpn , 7/05/25 ... 814 804
7386559.SQ.FTS.B , Zero Cpn , 7/05/25 ... 234 224
7386935.SQ.FTS.B , Zero Cpn , 7/06/25 ... 1,811 1,782
7387529.SQ.FTS.B , Zero Cpn , 7/06/25 ... 631 538
7387561.SQ.FTS.B , Zero Cpn , 7/06/25 ... 483 320
7387580.SQ.FTS.B , Zero Cpn , 7/06/25 ... 2,091 1,973
7387772.SQ.FTS.B , Zero Cpn , 7/07/25 ... 1,461 1,439
7388169.SQ.FTS.B , Zero Cpn , 7/07/25 ... 4,351 4,110
7388706.SQ.FTS.B , Zero Cpn , 7/08/25 ... 2,229 2,198
7389300.SQ.FTS.B , Zero Cpn , 7/08/25 ... 739 730
7389384.SQ.FTS.B , Zero Cpn , 7/08/25 ... 989 815
7389427.SQ.FTS.B , Zero Cpn , 7/08/25 ... 8,676 8,382
7389892.SQ.FTS.B , Zero Cpn , 7/08/25 ... 2,857 2,711
7389966.SQ.FTS.B , Zero Cpn , 7/08/25 ... 1,358 822
7390869.SQ.FTS.B , Zero Cpn , 7/08/25 ... 13 13
7391169.SQ.FTS.B , Zero Cpn , 7/08/25 ... 2,378 1,863
7391591.SQ.FTS.B , Zero Cpn , 7/09/25 ... 1,066 1,046
7391674.SQ.FTS.B , Zero Cpn , 7/09/25 ... 11,714 11,439
Description
Principal
Amount Value
Block, Inc. (continued)
7392524.SQ.FTS.B , Zero Cpn , 7/09/25 ... $ 1,602 $ 1,453
7393197.SQ.FTS.B , Zero Cpn , 7/09/25 ... 528 514
7394534.SQ.FTS.B , Zero Cpn , 7/10/25 ... 3,380 3,322
7396503.SQ.FTS.B , Zero Cpn , 7/10/25 ... 1,738 1,724
7400645.SQ.FTS.B , Zero Cpn , 7/11/25 ... 5,645 5,395
7401076.SQ.FTS.B , Zero Cpn , 7/11/25 ... 4,234 471
7401342.SQ.FTS.B , Zero Cpn , 7/11/25 ... 12,922 10,445
7401939.SQ.FTS.B , Zero Cpn , 7/11/25 ... 456 182
7402047.SQ.FTS.B , Zero Cpn , 7/11/25 ... 5,039 648
7403592.SQ.FTS.B , Zero Cpn , 7/12/25 ... 14,165 13,969
7405039.SQ.FTS.B , Zero Cpn , 7/12/25 ... 15,037 12,937
7405769.SQ.FTS.B , Zero Cpn , 7/12/25 ... 3,275 3,000
7405917.SQ.FTS.B , Zero Cpn , 7/12/25 ... 2,429 1,968
7406336.SQ.FTS.B , Zero Cpn , 7/12/25 ... 793 788
7407169.SQ.FTS.B , Zero Cpn , 7/14/25 ... 2,025 1,872
7407928.SQ.FTS.B , Zero Cpn , 7/15/25 ... 1,112 1,090
7408312.SQ.FTS.B , Zero Cpn , 7/15/25 ... 3,518 3,213
7408443.SQ.FTS.B , Zero Cpn , 7/15/25 ... 3,324 2,917
7408510.SQ.FTS.B , Zero Cpn , 7/15/25 ... 10,021 9,709
7409173.SQ.FTS.B , Zero Cpn , 7/16/25 ... 1,876 1,845
7409774.SQ.FTS.B , Zero Cpn , 7/16/25 ... 16,914 15,786
7411525.SQ.FTS.B , Zero Cpn , 7/16/25 ... 1,740 1,143
7411864.SQ.FTS.B , Zero Cpn , 7/17/25 ... 1,727 1,662
7412344.SQ.FTS.B , Zero Cpn , 7/17/25 ... 378 167
7412366.SQ.FTS.B , Zero Cpn , 7/17/25 ... 15,021 12,415
7412972.SQ.FTS.B , Zero Cpn , 7/17/25 ... 8,844 8,562
7416105.SQ.FTS.B , Zero Cpn , 7/18/25 ... 3,745 2,800
7416414.SQ.FTS.B , Zero Cpn , 7/18/25 ... 5,309 5,121
7417582.SQ.FTS.B , Zero Cpn , 7/18/25 ... 1,677 1,647
7417924.SQ.FTS.B , Zero Cpn , 7/18/25 ... 5,269 88
7418257.SQ.FTS.B , Zero Cpn , 7/18/25 ... 4,944 1,053
7418385.SQ.FTS.B , Zero Cpn , 7/18/25 ... 942 767
7420137.SQ.FTS.B , Zero Cpn , 7/19/25 ... 149 149
7420767.SQ.FTS.B , Zero Cpn , 7/19/25 ... 30,817 28,601
7422020.SQ.FTS.B , Zero Cpn , 7/19/25 ... 2,924 2,895
7422266.SQ.FTS.B , Zero Cpn , 7/19/25 ... 10,746 10,269
7422446.SQ.FTS.B , Zero Cpn , 7/20/25 ... 1,376 22
7422558.SQ.FTS.B , Zero Cpn , 7/20/25 ... 3,469 3,427
7423008.SQ.FTS.B , Zero Cpn , 7/20/25 ... 3,006 2,976
7423387.SQ.FTS.B , Zero Cpn , 7/21/25 ... 1,914 33
7423408.SQ.FTS.B , Zero Cpn , 7/21/25 ... 6,524 2,134
7424195.SQ.FTS.B , Zero Cpn , 7/22/25 ... 2,708 2,574
7424605.SQ.FTS.B , Zero Cpn , 7/22/25 ... 1,535 1,513
7425257.SQ.FTS.B , Zero Cpn , 7/22/25 ... 1,800 1,498
7425417.SQ.FTS.B , Zero Cpn , 7/22/25 ... 2,511 2,465
7425587.SQ.FTS.B , Zero Cpn , 7/22/25 ... 11,700 10,734
7426220.SQ.FTS.B , Zero Cpn , 7/22/25 ... 507 486
7426532.SQ.FTS.B , Zero Cpn , 7/22/25 ... 1,576 1,560
7426750.SQ.FTS.B , Zero Cpn , 7/22/25 ... 1,835 24
7427323.SQ.FTS.B , Zero Cpn , 7/23/25 ... 412 410
7428683.SQ.FTS.B , Zero Cpn , 7/23/25 ... 2,456 2,425
7428814.SQ.FTS.B , Zero Cpn , 7/23/25 ... 3,586 3,376
7428991.SQ.FTS.B , Zero Cpn , 7/23/25 ... 1,562 1,538
7429263.SQ.FTS.B , Zero Cpn , 7/23/25 ... 97 96
7430504.SQ.FTS.B , Zero Cpn , 7/24/25 ... 68,115 712
7432399.SQ.FTS.B , Zero Cpn , 7/24/25 ... 1,119 604
7432611.SQ.FTS.B , Zero Cpn , 7/24/25 ... 857 600
7433029.SQ.FTS.B , Zero Cpn , 7/24/25 ... 717 711

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
37
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7435515.SQ.FTS.B , Zero Cpn , 7/25/25 ... $ 7,603 $ 7,549
7437622.SQ.FTS.B , Zero Cpn , 7/25/25 ... 5,896 5,738
7438053.SQ.FTS.B , Zero Cpn , 7/25/25 ... 9,004 2,752
7439796.SQ.FTS.B , Zero Cpn , 7/26/25 ... 3,108 3,072
7440704.SQ.FTS.B , Zero Cpn , 7/26/25 ... 4,791 4,754
7441417.SQ.FTS.B , Zero Cpn , 7/26/25 ... 1,584 1,270
7441508.SQ.FTS.B , Zero Cpn , 7/26/25 ... 1,257 1,040
7441625.SQ.FTS.B , Zero Cpn , 7/26/25 ... 28,393 16,088
7442151.SQ.FTS.B , Zero Cpn , 7/27/25 ... 601 594
7442906.SQ.FTS.B , Zero Cpn , 7/28/25 ... 4,906 4,770
7443079.SQ.FTS.B , Zero Cpn , 7/28/25 ... 1,790 710
7443195.SQ.FTS.B , Zero Cpn , 7/28/25 ... 4,287 4,243
7445512.SQ.FTS.B , Zero Cpn , 7/29/25 ... 2,435 2,376
7445619.SQ.FTS.B , Zero Cpn , 7/29/25 ... 954 946
7445822.SQ.FTS.B , Zero Cpn , 7/29/25 ... 1,806 1,789
7446298.SQ.FTS.B , Zero Cpn , 7/29/25 ... 10,590 10,380
7446590.SQ.FTS.B , Zero Cpn , 7/29/25 ... 9,088 7,756
7446852.SQ.FTS.B , Zero Cpn , 7/29/25 ... 2,868 2,663
7447048.SQ.FTS.B , Zero Cpn , 7/29/25 ... 43,825 371
7447752.SQ.FTS.B , Zero Cpn , 7/30/25 ... 1,624 1,600
7447855.SQ.FTS.B , Zero Cpn , 7/30/25 ... 1,355 1,348
7448225.SQ.FTS.B , Zero Cpn , 7/30/25 ... 145 143
7448426.SQ.FTS.B , Zero Cpn , 7/30/25 ... 4,305 4,252
7449061.SQ.FTS.B , Zero Cpn , 7/30/25 ... 2,502 2,480
7450028.SQ.FTS.B , Zero Cpn , 7/30/25 ... 3,087 2,992
7450140.SQ.FTS.B , Zero Cpn , 7/30/25 ... 6,207 6,091
7450390.SQ.FTS.B , Zero Cpn , 7/30/25 ... 27,926 25,395
7452711.SQ.FTS.B , Zero Cpn , 7/31/25 ... 2,453 2,395
7452755.SQ.FTS.B , Zero Cpn , 7/31/25 ... 1,035 1,015
7452824.SQ.FTS.B , Zero Cpn , 7/31/25 ... 1,779 1,760
7453872.SQ.FTS.B , Zero Cpn , 7/31/25 ... 32,926 32,047
7457087.SQ.FTS.B , Zero Cpn , 8/01/25 ... 1,329 1,310
7457423.SQ.FTS.B , Zero Cpn , 8/01/25 ... 1,463 1,442
7457614.SQ.FTS.B , Zero Cpn , 8/01/25 ... 6,139 6,047
7458111.SQ.FTS.B , Zero Cpn , 8/01/25 ... 5,709 5,400
7458520.SQ.FTS.B , Zero Cpn , 8/01/25 ... 126 119
7459076.SQ.FTS.B , Zero Cpn , 8/01/25 ... 1,045 638
7459098.SQ.FTS.B , Zero Cpn , 8/01/25 ... 3,423 3,330
7459816.SQ.FTS.B , Zero Cpn , 8/01/25 ... 6,836 4,035
7459894.SQ.FTS.B , Zero Cpn , 8/02/25 ... 1,099 1,076
7461359.SQ.FTS.B , Zero Cpn , 8/02/25 ... 10,885 70
7461517.SQ.FTS.B , Zero Cpn , 8/02/25 ... 718 508
7462079.SQ.FTS.B , Zero Cpn , 8/02/25 ... 21,490 20,941
7462768.SQ.FTS.B , Zero Cpn , 8/03/25 ... 8,154 6,266
7462898.SQ.FTS.B , Zero Cpn , 8/03/25 ... 1,231 1,207
7462934.SQ.FTS.B , Zero Cpn , 8/03/25 ... 929 924
7463948.SQ.FTS.B , Zero Cpn , 8/04/25 ... 4,840 4,703
7464907.SQ.FTS.B , Zero Cpn , 8/05/25 ... 1,300 1,260
7464949.SQ.FTS.B , Zero Cpn , 8/05/25 ... 27,333 22,371
7466260.SQ.FTS.B , Zero Cpn , 8/05/25 ... 24,979 10,330
7466947.SQ.FTS.B , Zero Cpn , 8/05/25 ... 17,136 16,844
7468408.SQ.FTS.B , Zero Cpn , 8/05/25 ... 3,844 3,769
7468484.SQ.FTS.B , Zero Cpn , 8/06/25 ... 27,792 5,468
7469866.SQ.FTS.B , Zero Cpn , 8/06/25 ... 1,343 1,299
7470030.SQ.FTS.B , Zero Cpn , 8/06/25 ... 2,010 1,935
7471403.SQ.FTS.B , Zero Cpn , 8/06/25 ... 3,422 3,338
7471663.SQ.FTS.B , Zero Cpn , 8/07/25 ... 799 783
7471745.SQ.FTS.B , Zero Cpn , 8/07/25 ... 8,925 8,781
Description
Principal
Amount Value
Block, Inc. (continued)
7472446.SQ.FTS.B , Zero Cpn , 8/07/25 ... $ 1,142 $ 1,128
7472573.SQ.FTS.B , Zero Cpn , 8/07/25 ... 728 719
7473257.SQ.FTS.B , Zero Cpn , 8/07/25 ... 2,503 2,450
7473372.SQ.FTS.B , Zero Cpn , 8/07/25 ... 20,137 19,395
7473943.SQ.FTS.B , Zero Cpn , 8/07/25 ... 3,102 2,798
7474010.SQ.FTS.B , Zero Cpn , 8/07/25 ... 2,315 2,294
7474126.SQ.FTS.B , Zero Cpn , 8/07/25 ... 8,249 8,146
7476687.SQ.FTS.B , Zero Cpn , 8/08/25 ... 10,342 7,532
7477182.SQ.FTS.B , Zero Cpn , 8/08/25 ... 4,293 2,893
7478257.SQ.FTS.B , Zero Cpn , 8/08/25 ... 11,412 11,156
7478938.SQ.FTS.B , Zero Cpn , 8/08/25 ... 21,080 20,682
7479654.SQ.FTS.B , Zero Cpn , 8/08/25 ... 10,921 10,654
7480253.SQ.FTS.B , Zero Cpn , 8/09/25 ... 977 946
7481366.SQ.FTS.B , Zero Cpn , 8/09/25 ... 237 210
7481641.SQ.FTS.B , Zero Cpn , 8/09/25 ... 948 902
7482265.SQ.FTS.B , Zero Cpn , 8/09/25 ... 2,208 2,178
7482438.SQ.FTS.B , Zero Cpn , 8/09/25 ... 2,074 1,961
7483269.SQ.FTS.B , Zero Cpn , 8/10/25 ... 322 258
7483349.SQ.FTS.B , Zero Cpn , 8/10/25 ... 2,003 1,785
7483407.SQ.FTS.B , Zero Cpn , 8/10/25 ... 2,858 2,823
7483714.SQ.FTS.B , Zero Cpn , 8/10/25 ... 635 347
7483732.SQ.FTS.B , Zero Cpn , 8/10/25 ... 2,300 2,258
7483805.SQ.FTS.B , Zero Cpn , 8/10/25 ... 2,960 2,910
7483959.SQ.FTS.B , Zero Cpn , 8/11/25 ... 2,817 552
7484313.SQ.FTS.B , Zero Cpn , 8/11/25 ... 302 248
7484428.SQ.FTS.B , Zero Cpn , 8/11/25 ... 5,482 5,347
7485181.SQ.FTS.B , Zero Cpn , 8/12/25 ... 1,200 1,081
7485578.SQ.FTS.B , Zero Cpn , 8/12/25 ... 4,939 4,867
7486526.SQ.FTS.B , Zero Cpn , 8/12/25 ... 26,580 26,183
7488366.SQ.FTS.B , Zero Cpn , 8/13/25 ... 1,355 1,283
7488630.SQ.FTS.B , Zero Cpn , 8/13/25 ... 1,248 921
7488673.SQ.FTS.B , Zero Cpn , 8/13/25 ... 805 581
7488800.SQ.FTS.B , Zero Cpn , 8/13/25 ... 444 440
7488878.SQ.FTS.B , Zero Cpn , 8/13/25 ... 704 643
7489102.SQ.FTS.B , Zero Cpn , 8/13/25 ... 8,156 7,702
7489736.SQ.FTS.B , Zero Cpn , 8/13/25 ... 1,121 1,106
7490121.SQ.FTS.B , Zero Cpn , 8/13/25 ... 1,799 1,735
7490203.SQ.FTS.B , Zero Cpn , 8/13/25 ... 823 708
7491313.SQ.FTS.B , Zero Cpn , 8/13/25 ... 5,316 5,257
7491690.SQ.FTS.B , Zero Cpn , 8/13/25 ... 5,188 5,160
7492035.SQ.FTS.B , Zero Cpn , 8/14/25 ... 622 396
7492175.SQ.FTS.B , Zero Cpn , 8/14/25 ... 798 781
7492252.SQ.FTS.B , Zero Cpn , 8/14/25 ... 6,060 5,976
7495008.SQ.FTS.B , Zero Cpn , 8/14/25 ... 6,399 5,911
7495374.SQ.FTS.B , Zero Cpn , 8/14/25 ... 1,746 1,722
7500219.SQ.FTS.B , Zero Cpn , 8/15/25 ... 1,835 1,759
7500281.SQ.FTS.B , Zero Cpn , 8/15/25 ... 3,831 3,771
7500824.SQ.FTS.B , Zero Cpn , 8/15/25 ... 27,055 1,314
7501613.SQ.FTS.B , Zero Cpn , 8/15/25 ... 835 184
7502190.SQ.FTS.B , Zero Cpn , 8/15/25 ... 2,577 2,499
7502263.SQ.FTS.B , Zero Cpn , 8/15/25 ... 752 716
7502317.SQ.FTS.B , Zero Cpn , 8/15/25 ... 3,623 3,565
7502710.SQ.FTS.B , Zero Cpn , 8/15/25 ... 192 188
7502769.SQ.FTS.B , Zero Cpn , 8/15/25 ... 1,237 749
7502801.SQ.FTS.B , Zero Cpn , 8/15/25 ... 5,312 5,205
7503088.SQ.FTS.B , Zero Cpn , 8/15/25 ... 9,265 8,789
7503516.SQ.FTS.B , Zero Cpn , 8/15/25 ... 2,885 2,631
7504617.SQ.FTS.B , Zero Cpn , 8/16/25 ... 8,431 8,188

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
38
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7505386.SQ.FTS.B , Zero Cpn , 8/16/25 ... $ 6,487 $ 6,300
7506060.SQ.FTS.B , Zero Cpn , 8/16/25 ... 3,518 3,431
7506281.SQ.FTS.B , Zero Cpn , 8/16/25 ... 2,184 2,144
7506554.SQ.FTS.B , Zero Cpn , 8/16/25 ... 300 274
7506594.SQ.FTS.B , Zero Cpn , 8/16/25 ... 6,776 6,679
7507205.SQ.FTS.B , Zero Cpn , 8/16/25 ... 1,218 1,202
7507322.SQ.FTS.B , Zero Cpn , 8/16/25 ... 5,078 4,996
7507572.SQ.FTS.B , Zero Cpn , 8/16/25 ... 2,041 2,014
7507743.SQ.FTS.B , Zero Cpn , 8/16/25 ... 23,858 22,633
7508686.SQ.FTS.B , Zero Cpn , 8/16/25 ... 2,765 2,674
7508779.SQ.FTS.B , Zero Cpn , 8/16/25 ... 790 778
7508856.SQ.FTS.B , Zero Cpn , 8/17/25 ... 3,854 93
7508964.SQ.FTS.B , Zero Cpn , 8/17/25 ... 570 560
7509099.SQ.FTS.B , Zero Cpn , 8/17/25 ... 1,042 850
7509474.SQ.FTS.B , Zero Cpn , 8/17/25 ... 1,759 1,720
7509541.SQ.FTS.B , Zero Cpn , 8/17/25 ... 3,598 3,413
7510035.SQ.FTS.B , Zero Cpn , 8/18/25 ... 3,019 2,930
7510213.SQ.FTS.B , Zero Cpn , 8/18/25 ... 3,868 3,749
7510466.SQ.FTS.B , Zero Cpn , 8/18/25 ... 1,218 1,200
7511241.SQ.FTS.B , Zero Cpn , 8/19/25 ... 2,760 1,560
7511303.SQ.FTS.B , Zero Cpn , 8/19/25 ... 7,109 5,813
7511467.SQ.FTS.B , Zero Cpn , 8/19/25 ... 9,505 9,241
7511680.SQ.FTS.B , Zero Cpn , 8/19/25 ... 5,184 415
7511795.SQ.FTS.B , Zero Cpn , 8/19/25 ... 2,165 419
7511854.SQ.FTS.B , Zero Cpn , 8/19/25 ... 1,210 1,131
7511878.SQ.FTS.B , Zero Cpn , 8/19/25 ... 14,709 14,514
7512365.SQ.FTS.B , Zero Cpn , 8/19/25 ... 5,319 5,024
7512993.SQ.FTS.B , Zero Cpn , 8/20/25 ... 6,253 6,127
7513399.SQ.FTS.B , Zero Cpn , 8/20/25 ... 3,467 3,352
7513718.SQ.FTS.B , Zero Cpn , 8/20/25 ... 541 541
7514196.SQ.FTS.B , Zero Cpn , 8/20/25 ... 2,521 2,459
7514547.SQ.FTS.B , Zero Cpn , 8/20/25 ... 2,755 2,687
7514844.SQ.FTS.B , Zero Cpn , 8/20/25 ... 218 198
7514860.SQ.FTS.B , Zero Cpn , 8/20/25 ... 343 219
7514863.SQ.FTS.B , Zero Cpn , 8/20/25 ... 9,340 871
7514967.SQ.FTS.B , Zero Cpn , 8/20/25 ... 1,609 1,484
7515017.SQ.FTS.B , Zero Cpn , 8/20/25 ... 4,376 4,330
7515221.SQ.FTS.B , Zero Cpn , 8/20/25 ... 4,317 4,121
7515335.SQ.FTS.B , Zero Cpn , 8/20/25 ... 11,956 11,778
7516507.SQ.FTS.B , Zero Cpn , 8/21/25 ... 4,317 4,167
7516671.SQ.FTS.B , Zero Cpn , 8/21/25 ... 448 444
7517810.SQ.FTS.B , Zero Cpn , 8/21/25 ... 572 557
7518078.SQ.FTS.B , Zero Cpn , 8/21/25 ... 8,591 7,598
7518283.SQ.FTS.B , Zero Cpn , 8/21/25 ... 2,411 2,111
7518436.SQ.FTS.B , Zero Cpn , 8/21/25 ... 1,529 1,459
7518534.SQ.FTS.B , Zero Cpn , 8/21/25 ... 143 142
7518584.SQ.FTS.B , Zero Cpn , 8/21/25 ... 22,299 21,970
7519559.SQ.FTS.B , Zero Cpn , 8/21/25 ... 1,171 1,098
7519968.SQ.FTS.B , Zero Cpn , 8/21/25 ... 10,143 6,651
7522180.SQ.FTS.B , Zero Cpn , 8/22/25 ... 1,823 1,792
7522961.SQ.FTS.B , Zero Cpn , 8/22/25 ... 5,798 5,709
7525637.SQ.FTS.B , Zero Cpn , 8/22/25 ... 459 446
7526085.SQ.FTS.B , Zero Cpn , 8/23/25 ... 940 909
7526613.SQ.FTS.B , Zero Cpn , 8/23/25 ... 1,375 1,327
7526839.SQ.FTS.B , Zero Cpn , 8/23/25 ... 1,229 1,209
7527110.SQ.FTS.B , Zero Cpn , 8/23/25 ... 650 500
7527171.SQ.FTS.B , Zero Cpn , 8/23/25 ... 603 560
7527301.SQ.FTS.B , Zero Cpn , 8/23/25 ... 7,218 6,569
Description
Principal
Amount Value
Block, Inc. (continued)
7527856.SQ.FTS.B , Zero Cpn , 8/23/25 ... $ 3,028 $ 2,977
7528668.SQ.FTS.B , Zero Cpn , 8/23/25 ... 11,574 10,897
7529157.SQ.FTS.B , Zero Cpn , 8/23/25 ... 1,447 1,424
7529577.SQ.FTS.B , Zero Cpn , 8/23/25 ... 1,410 1,321
7529702.SQ.FTS.B , Zero Cpn , 8/24/25 ... 228 224
7530051.SQ.FTS.B , Zero Cpn , 8/24/25 ... 835 831
7530194.SQ.FTS.B , Zero Cpn , 8/24/25 ... 3,673 3,640
7530426.SQ.FTS.B , Zero Cpn , 8/25/25 ... 2,286 2,058
7530736.SQ.FTS.B , Zero Cpn , 8/25/25 ... 1,360 1,342
7530845.SQ.FTS.B , Zero Cpn , 8/25/25 ... 2,695 2,152
7530927.SQ.FTS.B , Zero Cpn , 8/25/25 ... 578 565
7531562.SQ.FTS.B , Zero Cpn , 8/26/25 ... 959 882
7531999.SQ.FTS.B , Zero Cpn , 8/26/25 ... 5,627 4,385
7532836.SQ.FTS.B , Zero Cpn , 8/26/25 ... 2,455 2,426
7533068.SQ.FTS.B , Zero Cpn , 8/26/25 ... 2,765 2,542
7533921.SQ.FTS.B , Zero Cpn , 8/26/25 ... 14,758 10,572
7534275.SQ.FTS.B , Zero Cpn , 8/26/25 ... 6,810 6,566
7535311.SQ.FTS.B , Zero Cpn , 8/26/25 ... 1,685 1,520
7535396.SQ.FTS.B , Zero Cpn , 8/26/25 ... 794 747
7535779.SQ.FTS.B , Zero Cpn , 8/27/25 ... 3,761 2,136
7535909.SQ.FTS.B , Zero Cpn , 8/27/25 ... 3,456 3,410
7536158.SQ.FTS.B , Zero Cpn , 8/27/25 ... 787 730
7536219.SQ.FTS.B , Zero Cpn , 8/27/25 ... 760 746
7536262.SQ.FTS.B , Zero Cpn , 8/27/25 ... 5,756 5,604
7537469.SQ.FTS.B , Zero Cpn , 8/27/25 ... 553 533
7537580.SQ.FTS.B , Zero Cpn , 8/27/25 ... 25,953 1,013
7538114.SQ.FTS.B , Zero Cpn , 8/27/25 ... 913 899
7538280.SQ.FTS.B , Zero Cpn , 8/27/25 ... 427 424
7538310.SQ.FTS.B , Zero Cpn , 8/27/25 ... 7,440 7,370
7539394.SQ.FTS.B , Zero Cpn , 8/27/25 ... 1,849 1,799
7539738.SQ.FTS.B , Zero Cpn , 8/27/25 ... 20,217 5,694
7540113.SQ.FTS.B , Zero Cpn , 8/28/25 ... 1,021 1,006
7540193.SQ.FTS.B , Zero Cpn , 8/28/25 ... 14,217 13,895
7541133.SQ.FTS.B , Zero Cpn , 8/28/25 ... 2,154 2,111
7541258.SQ.FTS.B , Zero Cpn , 8/28/25 ... 3,135 2,904
7541385.SQ.FTS.B , Zero Cpn , 8/28/25 ... 2,356 2,326
7542074.SQ.FTS.B , Zero Cpn , 8/28/25 ... 34,067 28,219
7546105.SQ.FTS.B , Zero Cpn , 8/29/25 ... 1,097 517
7546564.SQ.FTS.B , Zero Cpn , 8/29/25 ... 12,790 12,575
7547669.SQ.FTS.B , Zero Cpn , 8/29/25 ... 156 148
7549453.SQ.FTS.B , Zero Cpn , 8/29/25 ... 1,464 1,144
7549987.SQ.FTS.B , Zero Cpn , 8/29/25 ... 1,052 707
7550201.SQ.FTS.B , Zero Cpn , 8/29/25 ... 5,057 4,962
7551251.SQ.FTS.B , Zero Cpn , 9/01/25 ... 6,429 6,099
7551712.SQ.FTS.B , Zero Cpn , 9/01/25 ... 1,728 1,707
7552166.SQ.FTS.B , Zero Cpn , 9/01/25 ... 717 116
7552433.SQ.FTS.B , Zero Cpn , 9/01/25 ... 2,124 2,083
7554148.SQ.FTS.B , Zero Cpn , 9/01/25 ... 3,312 3,244
7554507.SQ.FTS.B , Zero Cpn , 9/02/25 ... 2,235 2,203
7554615.SQ.FTS.B , Zero Cpn , 9/02/25 ... 1,309 1,293
7554960.SQ.FTS.B , Zero Cpn , 9/02/25 ... 3,388 3,335
7555163.SQ.FTS.B , Zero Cpn , 9/02/25 ... 820 811
7555284.SQ.FTS.B , Zero Cpn , 9/02/25 ... 20 19
7555786.SQ.FTS.B , Zero Cpn , 9/03/25 ... 3,383 3,318
7555959.SQ.FTS.B , Zero Cpn , 9/03/25 ... 727 701
7555981.SQ.FTS.B , Zero Cpn , 9/03/25 ... 804 784
7556035.SQ.FTS.B , Zero Cpn , 9/03/25 ... 4,485 4,394
7556272.SQ.FTS.B , Zero Cpn , 9/03/25 ... 463 455

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
39
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7556297.SQ.FTS.B , Zero Cpn , 9/03/25 ... $ 844 $ 827
7557715.SQ.FTS.B , Zero Cpn , 9/04/25 ... 345 343
7558126.SQ.FTS.B , Zero Cpn , 9/04/25 ... 1,512 1,444
7558287.SQ.FTS.B , Zero Cpn , 9/04/25 ... 8,835 8,725
7559634.SQ.FTS.B , Zero Cpn , 9/04/25 ... 3,051 2,949
7559825.SQ.FTS.B , Zero Cpn , 9/04/25 ... 3,261 3,172
7560015.SQ.FTS.B , Zero Cpn , 9/04/25 ... 1,932 1,364
7560334.SQ.FTS.B , Zero Cpn , 9/04/25 ... 4,440 4,352
7560792.SQ.FTS.B , Zero Cpn , 9/04/25 ... 859 854
7560995.SQ.FTS.B , Zero Cpn , 9/05/25 ... 4,763 4,689
7561322.SQ.FTS.B , Zero Cpn , 9/05/25 ... 2,574 2,016
7562114.SQ.FTS.B , Zero Cpn , 9/05/25 ... 462 411
7562185.SQ.FTS.B , Zero Cpn , 9/05/25 ... 7,181 6,756
7562656.SQ.FTS.B , Zero Cpn , 9/05/25 ... 10,974 10,763
7563273.SQ.FTS.B , Zero Cpn , 9/05/25 ... 159 157
7563329.SQ.FTS.B , Zero Cpn , 9/05/25 ... 1,793 1,755
7563524.SQ.FTS.B , Zero Cpn , 9/05/25 ... 7,575 5,926
7563704.SQ.FTS.B , Zero Cpn , 9/05/25 ... 6,074 5,980
7563968.SQ.FTS.B , Zero Cpn , 9/05/25 ... 925 920
7564132.SQ.FTS.B , Zero Cpn , 9/05/25 ... 3,766 3,639
7564378.SQ.FTS.B , Zero Cpn , 9/05/25 ... 5,393 5,311
7565275.SQ.FTS.B , Zero Cpn , 9/06/25 ... 80 80
7565348.SQ.FTS.B , Zero Cpn , 9/06/25 ... 3,230 2,136
7565451.SQ.FTS.B , Zero Cpn , 9/06/25 ... 1,671 1,597
7565580.SQ.FTS.B , Zero Cpn , 9/06/25 ... 2,790 1,947
7565802.SQ.FTS.B , Zero Cpn , 9/06/25 ... 3,241 3,171
7566096.SQ.FTS.B , Zero Cpn , 9/06/25 ... 3,589 3,512
7566458.SQ.FTS.B , Zero Cpn , 9/06/25 ... 8,515 7,020
7566752.SQ.FTS.B , Zero Cpn , 9/06/25 ... 20,497 20,105
7567428.SQ.FTS.B , Zero Cpn , 9/06/25 ... 26,959 25,016
7568398.SQ.FTS.B , Zero Cpn , 9/06/25 ... 3,330 3,020
7568612.SQ.FTS.B , Zero Cpn , 9/06/25 ... 1,590 1,562
7570947.SQ.FTS.B , Zero Cpn , 9/07/25 ... 809 793
7571045.SQ.FTS.B , Zero Cpn , 9/07/25 ... 1,713 1,581
7571507.SQ.FTS.B , Zero Cpn , 9/07/25 ... 2,989 1,628
7571567.SQ.FTS.B , Zero Cpn , 9/07/25 ... 5,609 5,489
7571666.SQ.FTS.B , Zero Cpn , 9/07/25 ... 746 740
7571785.SQ.FTS.B , Zero Cpn , 9/07/25 ... 2,636 2,585
7571980.SQ.FTS.B , Zero Cpn , 9/07/25 ... 2,173 2,152
7572328.SQ.FTS.B , Zero Cpn , 9/07/25 ... 2,484 2,446
7572483.SQ.FTS.B , Zero Cpn , 9/07/25 ... 1,051 1,027
7572609.SQ.FTS.B , Zero Cpn , 9/07/25 ... 11,856 11,404
7573480.SQ.FTS.B , Zero Cpn , 9/07/25 ... 4,138 2,470
7573640.SQ.FTS.B , Zero Cpn , 9/07/25 ... 3,544 1,520
7573684.SQ.FTS.B , Zero Cpn , 9/07/25 ... 481 446
7573724.SQ.FTS.B , Zero Cpn , 9/07/25 ... 2,086 1,840
7573894.SQ.FTS.B , Zero Cpn , 9/07/25 ... 1,421 1,355
7573972.SQ.FTS.B , Zero Cpn , 9/07/25 ... 5,371 1,148
7574028.SQ.FTS.B , Zero Cpn , 9/07/25 ... 6,309 5,637
7574592.SQ.FTS.B , Zero Cpn , 9/07/25 ... 833 794
7574624.SQ.FTS.B , Zero Cpn , 9/07/25 ... 2,025 1,758
7574668.SQ.FTS.B , Zero Cpn , 9/07/25 ... 2,292 2,251
7574768.SQ.FTS.B , Zero Cpn , 9/08/25 ... 3,157 3,112
7574863.SQ.FTS.B , Zero Cpn , 9/08/25 ... 1,806 1,780
7574932.SQ.FTS.B , Zero Cpn , 9/08/25 ... 3,121 2,910
7575095.SQ.FTS.B , Zero Cpn , 9/08/25 ... 15,994 15,709
7576257.SQ.FTS.B , Zero Cpn , 9/08/25 ... 2,735 2,693
7576536.SQ.FTS.B , Zero Cpn , 9/08/25 ... 8,617 7,387
Description
Principal
Amount Value
Block, Inc. (continued)
7577627.SQ.FTS.B , Zero Cpn , 9/08/25 ... $ 4,169 $ 3,956
7577744.SQ.FTS.B , Zero Cpn , 9/08/25 ... 11,174 10,388
7577980.SQ.FTS.B , Zero Cpn , 9/08/25 ... 8,339 7,961
7578409.SQ.FTS.B , Zero Cpn , 9/09/25 ... 10,780 9,963
7578761.SQ.FTS.B , Zero Cpn , 9/09/25 ... 2,359 2,326
7578877.SQ.FTS.B , Zero Cpn , 9/09/25 ... 452 178
7578899.SQ.FTS.B , Zero Cpn , 9/09/25 ... 7,510 7,289
7579408.SQ.FTS.B , Zero Cpn , 9/09/25 ... 4,195 4,055
7579524.SQ.FTS.B , Zero Cpn , 9/10/25 ... 3,056 2,966
7579649.SQ.FTS.B , Zero Cpn , 9/10/25 ... 1,031 979
7579942.SQ.FTS.B , Zero Cpn , 9/10/25 ... 3,293 3,197
7580066.SQ.FTS.B , Zero Cpn , 9/10/25 ... 1,167 314
7580089.SQ.FTS.B , Zero Cpn , 9/10/25 ... 13,831 13,459
7580704.SQ.FTS.B , Zero Cpn , 9/11/25 ... 1,716 1,655
7580830.SQ.FTS.B , Zero Cpn , 9/11/25 ... 9,705 7,881
7581484.SQ.FTS.B , Zero Cpn , 9/11/25 ... 4,007 3,824
7581718.SQ.FTS.B , Zero Cpn , 9/11/25 ... 402 396
7581762.SQ.FTS.B , Zero Cpn , 9/11/25 ... 411 378
7581869.SQ.FTS.B , Zero Cpn , 9/11/25 ... 1,493 723
7584365.SQ.FTS.B , Zero Cpn , 9/12/25 ... 1,116 882
7584410.SQ.FTS.B , Zero Cpn , 9/12/25 ... 271 269
7584915.SQ.FTS.B , Zero Cpn , 9/12/25 ... 1,205 1,190
7585083.SQ.FTS.B , Zero Cpn , 9/12/25 ... 1,424 1,401
7585157.SQ.FTS.B , Zero Cpn , 9/12/25 ... 2,405 2,390
7585837.SQ.FTS.B , Zero Cpn , 9/12/25 ... 4,359 4,227
7586206.SQ.FTS.B , Zero Cpn , 9/12/25 ... 1,145 714
7586228.SQ.FTS.B , Zero Cpn , 9/12/25 ... 1,225 1,207
7586278.SQ.FTS.B , Zero Cpn , 9/12/25 ... 8,025 2,013
7586669.SQ.FTS.B , Zero Cpn , 9/12/25 ... 1,331 1,292
7586876.SQ.FTS.B , Zero Cpn , 9/12/25 ... 1,453 1,426
7586914.SQ.FTS.B , Zero Cpn , 9/12/25 ... 9,130 1,570
7587033.SQ.FTS.B , Zero Cpn , 9/12/25 ... 1,640 1,630
7587289.SQ.FTS.B , Zero Cpn , 9/12/25 ... 14,277 14,106
7587881.SQ.FTS.B , Zero Cpn , 9/12/25 ... 966 621
7587899.SQ.FTS.B , Zero Cpn , 9/12/25 ... 560 490
7588140.SQ.FTS.B , Zero Cpn , 9/13/25 ... 3,032 2,270
7588356.SQ.FTS.B , Zero Cpn , 9/13/25 ... 3,028 2,955
7589411.SQ.FTS.B , Zero Cpn , 9/13/25 ... 3,232 3,183
7590230.SQ.FTS.B , Zero Cpn , 9/13/25 ... 2,697 2,488
7590339.SQ.FTS.B , Zero Cpn , 9/13/25 ... 1,447 1,415
7590419.SQ.FTS.B , Zero Cpn , 9/13/25 ... 21,397 12,816
7593174.SQ.FTS.B , Zero Cpn , 9/14/25 ... 268 260
7593394.SQ.FTS.B , Zero Cpn , 9/14/25 ... 3,367 3,274
7593442.SQ.FTS.B , Zero Cpn , 9/14/25 ... 1,177 1,163
7593939.SQ.FTS.B , Zero Cpn , 9/14/25 ... 5,439 5,329
7594426.SQ.FTS.B , Zero Cpn , 9/14/25 ... 80 79
7594477.SQ.FTS.B , Zero Cpn , 9/14/25 ... 1,260 724
7594732.SQ.FTS.B , Zero Cpn , 9/14/25 ... 4,863 4,716
7594949.SQ.FTS.B , Zero Cpn , 9/14/25 ... 1,221 1,164
7595019.SQ.FTS.B , Zero Cpn , 9/14/25 ... 4,414 4,289
7595222.SQ.FTS.B , Zero Cpn , 9/14/25 ... 1,719 1,695
7595525.SQ.FTS.B , Zero Cpn , 9/14/25 ... 309 300
7595549.SQ.FTS.B , Zero Cpn , 9/14/25 ... 8,292 8,111
7596003.SQ.FTS.B , Zero Cpn , 9/14/25 ... 3,356 3,191
7596084.SQ.FTS.B , Zero Cpn , 9/14/25 ... 8,019 2,655
7596235.SQ.FTS.B , Zero Cpn , 9/14/25 ... 14,335 13,216
7596687.SQ.FTS.B , Zero Cpn , 9/14/25 ... 7,162 6,987
7597130.SQ.FTS.B , Zero Cpn , 9/15/25 ... 4,566 4,472

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
40
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7597921.SQ.FTS.B , Zero Cpn , 9/15/25 ... $ 1,260 $ 1,184
7598019.SQ.FTS.B , Zero Cpn , 9/15/25 ... 22,706 22,289
7598834.SQ.FTS.B , Zero Cpn , 9/15/25 ... 4,352 4,129
7598949.SQ.FTS.B , Zero Cpn , 9/15/25 ... 31,934 30,724
7599917.SQ.FTS.B , Zero Cpn , 9/15/25 ... 625 350
7599921.SQ.FTS.B , Zero Cpn , 9/15/25 ... 1,983 1,881
7600104.SQ.FTS.B , Zero Cpn , 9/16/25 ... 3,189 1,498
7600162.SQ.FTS.B , Zero Cpn , 9/16/25 ... 7,879 7,559
7600338.SQ.FTS.B , Zero Cpn , 9/16/25 ... 1,110 1,100
7600486.SQ.FTS.B , Zero Cpn , 9/16/25 ... 645 7
7600492.SQ.FTS.B , Zero Cpn , 9/16/25 ... 718 618
7600506.SQ.FTS.B , Zero Cpn , 9/16/25 ... 6,462 6,363
7600919.SQ.FTS.B , Zero Cpn , 9/16/25 ... 957 921
7600945.SQ.FTS.B , Zero Cpn , 9/16/25 ... 461 400
7600965.SQ.FTS.B , Zero Cpn , 9/16/25 ... 2,710 2,593
7601044.SQ.FTS.B , Zero Cpn , 9/17/25 ... 1,010 984
7601096.SQ.FTS.B , Zero Cpn , 9/17/25 ... 12,879 7,225
7601310.SQ.FTS.B , Zero Cpn , 9/17/25 ... 1,642 1,606
7601351.SQ.FTS.B , Zero Cpn , 9/17/25 ... 3,273 3,222
7602249.SQ.FTS.B , Zero Cpn , 9/18/25 ... 4,414 4,217
7602494.SQ.FTS.B , Zero Cpn , 9/18/25 ... 2,210 25
7603156.SQ.FTS.B , Zero Cpn , 9/18/25 ... 3,069 2,971
7603343.SQ.FTS.B , Zero Cpn , 9/18/25 ... 1,395 1,280
7603430.SQ.FTS.B , Zero Cpn , 9/18/25 ... 6,166 3,728
7603519.SQ.FTS.B , Zero Cpn , 9/18/25 ... 3,793 3,254
7603790.SQ.FTS.B , Zero Cpn , 9/18/25 ... 34,650 33,481
7604673.SQ.FTS.B , Zero Cpn , 9/18/25 ... 162 161
7604755.SQ.FTS.B , Zero Cpn , 9/18/25 ... 1,132 1,099
7605863.SQ.FTS.B , Zero Cpn , 9/19/25 ... 13,766 13,466
7607807.SQ.FTS.B , Zero Cpn , 9/19/25 ... 6,524 6,316
7607956.SQ.FTS.B , Zero Cpn , 9/19/25 ... 616 610
7608006.SQ.FTS.B , Zero Cpn , 9/19/25 ... 1,913 1,873
7608067.SQ.FTS.B , Zero Cpn , 9/19/25 ... 10,171 9,961
7608442.SQ.FTS.B , Zero Cpn , 9/19/25 ... 5,919 5,397
7608678.SQ.FTS.B , Zero Cpn , 9/19/25 ... 491 476
7609206.SQ.FTS.B , Zero Cpn , 9/20/25 ... 986 946
7610842.SQ.FTS.B , Zero Cpn , 9/20/25 ... 5,228 5,047
7610985.SQ.FTS.B , Zero Cpn , 9/20/25 ... 4,126 4,090
7611158.SQ.FTS.B , Zero Cpn , 9/20/25 ... 11,806 11,446
7611380.SQ.FTS.B , Zero Cpn , 9/20/25 ... 2,005 1,984
7611532.SQ.FTS.B , Zero Cpn , 9/20/25 ... 2,223 2,182
7611874.SQ.FTS.B , Zero Cpn , 9/20/25 ... 1,903 1,850
7611918.SQ.FTS.B , Zero Cpn , 9/20/25 ... 1,833 1,789
7611951.SQ.FTS.B , Zero Cpn , 9/20/25 ... 9,684 9,157
7615540.SQ.FTS.B , Zero Cpn , 9/21/25 ... 5,329 4,897
7615760.SQ.FTS.B , Zero Cpn , 9/21/25 ... 474 468
7616238.SQ.FTS.B , Zero Cpn , 9/21/25 ... 24,707 24,067
7616813.SQ.FTS.B , Zero Cpn , 9/21/25 ... 4,741 4,644
7617694.SQ.FTS.B , Zero Cpn , 9/21/25 ... 1,129 1,120
7617771.SQ.FTS.B , Zero Cpn , 9/21/25 ... 8,518 4,989
7617891.SQ.FTS.B , Zero Cpn , 9/21/25 ... 517 508
7617942.SQ.FTS.B , Zero Cpn , 9/21/25 ... 2,823 2,124
7618116.SQ.FTS.B , Zero Cpn , 9/22/25 ... 7,040 6,626
7618751.SQ.FTS.B , Zero Cpn , 9/22/25 ... 3,234 3,203
7619264.SQ.FTS.B , Zero Cpn , 9/22/25 ... 2,286 2,246
7619409.SQ.FTS.B , Zero Cpn , 9/22/25 ... 3,111 2,974
7619619.SQ.FTS.B , Zero Cpn , 9/22/25 ... 6,172 5,980
7619852.SQ.FTS.B , Zero Cpn , 9/22/25 ... 861 841
Description
Principal
Amount Value
Block, Inc. (continued)
7620023.SQ.FTS.B , Zero Cpn , 9/22/25 ... $ 1,718 $ 1,685
7620106.SQ.FTS.B , Zero Cpn , 9/22/25 ... 18,820 18,346
7620858.SQ.FTS.B , Zero Cpn , 9/22/25 ... 22,361 15,291
7621343.SQ.FTS.B , Zero Cpn , 9/23/25 ... 564 541
7621364.SQ.FTS.B , Zero Cpn , 9/23/25 ... 360 354
7621404.SQ.FTS.B , Zero Cpn , 9/23/25 ... 5,060 2,917
7621483.SQ.FTS.B , Zero Cpn , 9/23/25 ... 5,329 5,174
7621926.SQ.FTS.B , Zero Cpn , 9/23/25 ... 1,441 1,363
7621974.SQ.FTS.B , Zero Cpn , 9/23/25 ... 8,612 8,410
7622213.SQ.FTS.B , Zero Cpn , 9/24/25 ... 4,244 4,173
7622362.SQ.FTS.B , Zero Cpn , 9/24/25 ... 1,037 1,030
7622539.SQ.FTS.B , Zero Cpn , 9/24/25 ... 1,113 1,093
7622578.SQ.FTS.B , Zero Cpn , 9/24/25 ... 5,051 4,525
7623389.SQ.FTS.B , Zero Cpn , 9/25/25 ... 1,474 712
7623413.SQ.FTS.B , Zero Cpn , 9/25/25 ... 328 170
7623477.SQ.FTS.B , Zero Cpn , 9/25/25 ... 826 799
7623539.SQ.FTS.B , Zero Cpn , 9/25/25 ... 1,120 1,102
7623781.SQ.FTS.B , Zero Cpn , 9/25/25 ... 1,952 762
7623850.SQ.FTS.B , Zero Cpn , 9/25/25 ... 8,205 7,416
7624159.SQ.FTS.B , Zero Cpn , 9/25/25 ... 860 78
7624359.SQ.FTS.B , Zero Cpn , 9/25/25 ... 7,091 6,693
7625499.SQ.FTS.B , Zero Cpn , 9/25/25 ... 16,619 7,195
7625822.SQ.FTS.B , Zero Cpn , 9/25/25 ... 7,085 6,772
7626239.SQ.FTS.B , Zero Cpn , 9/25/25 ... 2,741 2,491
7626558.SQ.FTS.B , Zero Cpn , 9/26/25 ... 1,004 860
7627979.SQ.FTS.B , Zero Cpn , 9/26/25 ... 15,339 14,157
7628789.SQ.FTS.B , Zero Cpn , 9/26/25 ... 5,324 1,765
7628898.SQ.FTS.B , Zero Cpn , 9/26/25 ... 5,966 5,880
7629134.SQ.FTS.B , Zero Cpn , 9/26/25 ... 4,696 203
7629259.SQ.FTS.B , Zero Cpn , 9/26/25 ... 5,396 4,908
7629674.SQ.FTS.B , Zero Cpn , 9/26/25 ... 7,987 264
7629810.SQ.FTS.B , Zero Cpn , 9/26/25 ... 9,852 9,071
7630072.SQ.FTS.B , Zero Cpn , 9/26/25 ... 821 587
7630082.SQ.FTS.B , Zero Cpn , 9/26/25 ... 3,963 3,923
7630314.SQ.FTS.B , Zero Cpn , 9/27/25 ... 3,428 3,337
7630481.SQ.FTS.B , Zero Cpn , 9/27/25 ... 11,930 9,565
7631333.SQ.FTS.B , Zero Cpn , 9/27/25 ... 40,044 39,132
7632995.SQ.FTS.B , Zero Cpn , 9/27/25 ... 1,466 1,401
7633043.SQ.FTS.B , Zero Cpn , 9/27/25 ... 1,354 1,334
7633131.SQ.FTS.B , Zero Cpn , 9/27/25 ... 767 745
7633326.SQ.FTS.B , Zero Cpn , 9/27/25 ... 2,001 1,572
7633381.SQ.FTS.B , Zero Cpn , 9/27/25 ... 2,735 2,332
7635782.SQ.FTS.B , Zero Cpn , 9/28/25 ... 662 86
7635814.SQ.FTS.B , Zero Cpn , 9/28/25 ... 1,957 1,927
7635934.SQ.FTS.B , Zero Cpn , 9/28/25 ... 2,665 2,636
7636149.SQ.FTS.B , Zero Cpn , 9/28/25 ... 2,491 2,358
7636317.SQ.FTS.B , Zero Cpn , 9/28/25 ... 9,571 9,435
7637876.SQ.FTS.B , Zero Cpn , 9/28/25 ... 593 575
7637896.SQ.FTS.B , Zero Cpn , 9/28/25 ... 5,873 5,829
7639049.SQ.FTS.B , Zero Cpn , 9/28/25 ... 982 942
7639102.SQ.FTS.B , Zero Cpn , 9/28/25 ... 4,620 4,567
7639378.SQ.FTS.B , Zero Cpn , 9/28/25 ... 1,602 1,112
7639571.SQ.FTS.B , Zero Cpn , 9/28/25 ... 1,019 1,013
7639746.SQ.FTS.B , Zero Cpn , 9/29/25 ... 63,645 8,581
7642548.SQ.FTS.B , Zero Cpn , 9/29/25 ... 9,314 9,021
7642824.SQ.FTS.B , Zero Cpn , 9/29/25 ... 5,308 5,080
7643054.SQ.FTS.B , Zero Cpn , 9/29/25 ... 365 228
7643072.SQ.FTS.B , Zero Cpn , 9/29/25 ... 5,622 5,517

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
41
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7643469.SQ.FTS.B , Zero Cpn , 9/30/25 ... $ 566 $ 549
7643615.SQ.FTS.B , Zero Cpn , 9/30/25 ... 212 156
7643762.SQ.FTS.B , Zero Cpn , 9/30/25 ... 1,391 1,327
7644065.SQ.FTS.B , Zero Cpn , 9/30/25 ... 1,590 1,569
7644260.SQ.FTS.B , Zero Cpn , 9/30/25 ... 6,221 5,872
7644633.SQ.FTS.B , Zero Cpn , 9/30/25 ... 1,594 1,568
7647200.SQ.FTS.B , Zero Cpn , 10/01/25 .. 6,207 5,907
7647642.SQ.FTS.B , Zero Cpn , 10/01/25 .. 1,093 995
7647696.SQ.FTS.B , Zero Cpn , 10/01/25 .. 11,385 141
7648077.SQ.FTS.B , Zero Cpn , 10/01/25 .. 6,098 901
7648385.SQ.FTS.B , Zero Cpn , 10/01/25 .. 3,314 3,273
7648614.SQ.FTS.B , Zero Cpn , 10/01/25 .. 2,955 2,876
7648786.SQ.FTS.B , Zero Cpn , 10/01/25 .. 1,990 1,852
7648903.SQ.FTS.B , Zero Cpn , 10/01/25 .. 2,075 1,900
7649638.SQ.FTS.B , Zero Cpn , 10/02/25 .. 831 703
7649681.SQ.FTS.B , Zero Cpn , 10/02/25 .. 3,136 2,652
7650429.SQ.FTS.B , Zero Cpn , 10/02/25 .. 15,509 15,085
7651905.SQ.FTS.B , Zero Cpn , 10/02/25 .. 2,337 2,312
7652109.SQ.FTS.B , Zero Cpn , 10/02/25 .. 906 856
7652131.SQ.FTS.B , Zero Cpn , 10/02/25 .. 6,413 6,319
7652505.SQ.FTS.B , Zero Cpn , 10/02/25 .. 1,453 1,393
7652780.SQ.FTS.B , Zero Cpn , 10/02/25 .. 11,135 10,556
7653235.SQ.FTS.B , Zero Cpn , 10/02/25 .. 3,331 2,476
7653323.SQ.FTS.B , Zero Cpn , 10/02/25 .. 959 951
7653409.SQ.FTS.B , Zero Cpn , 10/02/25 .. 1,932 1,910
7653564.SQ.FTS.B , Zero Cpn , 10/02/25 .. 3,724 3,631
7653915.SQ.FTS.B , Zero Cpn , 10/03/25 .. 4,286 4,123
7654130.SQ.FTS.B , Zero Cpn , 10/03/25 .. 732 504
7654148.SQ.FTS.B , Zero Cpn , 10/03/25 .. 2,399 2,368
7654369.SQ.FTS.B , Zero Cpn , 10/03/25 .. 702 512
7654433.SQ.FTS.B , Zero Cpn , 10/03/25 .. 1,494 780
7654781.SQ.FTS.B , Zero Cpn , 10/03/25 .. 10,934 9,443
7655252.SQ.FTS.B , Zero Cpn , 10/03/25 .. 865 842
7655297.SQ.FTS.B , Zero Cpn , 10/03/25 .. 1,273 1,248
7655370.SQ.FTS.B , Zero Cpn , 10/03/25 .. 2,330 2,278
7655459.SQ.FTS.B , Zero Cpn , 10/03/25 .. 226 225
7655546.SQ.FTS.B , Zero Cpn , 10/03/25 .. 1,728 1,180
7657189.SQ.FTS.B , Zero Cpn , 10/03/25 .. 2,889 2,789
7657424.SQ.FTS.B , Zero Cpn , 10/03/25 .. 16,664 16,210
7659813.SQ.FTS.B , Zero Cpn , 10/04/25 .. 1,038 1,002
7659927.SQ.FTS.B , Zero Cpn , 10/04/25 .. 3,553 3,058
7660160.SQ.FTS.B , Zero Cpn , 10/04/25 .. 2,416 2,384
7660365.SQ.FTS.B , Zero Cpn , 10/04/25 .. 5,977 5,775
7660674.SQ.FTS.B , Zero Cpn , 10/04/25 .. 4,116 3,977
7661015.SQ.FTS.B , Zero Cpn , 10/04/25 .. 10,450 10,229
7661638.SQ.FTS.B , Zero Cpn , 10/04/25 .. 4,366 4,277
7661865.SQ.FTS.B , Zero Cpn , 10/04/25 .. 4,916 4,868
7662211.SQ.FTS.B , Zero Cpn , 10/04/25 .. 931 925
7662373.SQ.FTS.B , Zero Cpn , 10/04/25 .. 4,309 1,474
7663069.SQ.FTS.B , Zero Cpn , 10/04/25 .. 43 38
7663077.SQ.FTS.B , Zero Cpn , 10/04/25 .. 6,765 6,671
7663380.SQ.FTS.B , Zero Cpn , 10/04/25 .. 5,036 4,957
7663563.SQ.FTS.B , Zero Cpn , 10/04/25 .. 23,489 20,086
7664319.SQ.FTS.B , Zero Cpn , 10/05/25 .. 2,160 2,103
7664455.SQ.FTS.B , Zero Cpn , 10/05/25 .. 4,472 4,407
7664758.SQ.FTS.B , Zero Cpn , 10/05/25 .. 6,006 5,908
7665242.SQ.FTS.B , Zero Cpn , 10/05/25 .. 3,774 3,670
7665432.SQ.FTS.B , Zero Cpn , 10/05/25 .. 3,697 3,526
Description
Principal
Amount Value
Block, Inc. (continued)
7665632.SQ.FTS.B , Zero Cpn , 10/05/25 .. $ 1,227 $ 1,121
7665675.SQ.FTS.B , Zero Cpn , 10/05/25 .. 203 200
7665704.SQ.FTS.B , Zero Cpn , 10/05/25 .. 2,733 2,180
7665808.SQ.FTS.B , Zero Cpn , 10/05/25 .. 2,375 2,297
7665909.SQ.FTS.B , Zero Cpn , 10/05/25 .. 2,845 2,740
7666201.SQ.FTS.B , Zero Cpn , 10/05/25 .. 3,063 2,983
7666517.SQ.FTS.B , Zero Cpn , 10/05/25 .. 6,625 6,321
7666816.SQ.FTS.B , Zero Cpn , 10/05/25 .. 632 609
7667831.SQ.FTS.B , Zero Cpn , 10/05/25 .. 8,226 7,939
7667947.SQ.FTS.B , Zero Cpn , 10/06/25 .. 843 796
7668132.SQ.FTS.B , Zero Cpn , 10/06/25 .. 3,142 2,240
7668578.SQ.FTS.B , Zero Cpn , 10/06/25 .. 4,284 3,309
7668726.SQ.FTS.B , Zero Cpn , 10/06/25 .. 574 488
7668750.SQ.FTS.B , Zero Cpn , 10/06/25 .. 12,466 12,159
7669246.SQ.FTS.B , Zero Cpn , 10/07/25 .. 3,654 3,607
7669502.SQ.FTS.B , Zero Cpn , 10/07/25 .. 639 633
7669547.SQ.FTS.B , Zero Cpn , 10/07/25 .. 1,190 783
7670335.SQ.FTS.B , Zero Cpn , 10/08/25 .. 10,779 9,201
7671175.SQ.FTS.B , Zero Cpn , 10/08/25 .. 1,441 1,186
7671234.SQ.FTS.B , Zero Cpn , 10/08/25 .. 7,311 7,174
7671635.SQ.FTS.B , Zero Cpn , 10/08/25 .. 7,520 7,431
7672190.SQ.FTS.B , Zero Cpn , 10/08/25 .. 1,944 1,899
7672346.SQ.FTS.B , Zero Cpn , 10/08/25 .. 3,901 3,850
7673615.SQ.FTS.B , Zero Cpn , 10/09/25 .. 864 782
7673719.SQ.FTS.B , Zero Cpn , 10/09/25 .. 8,612 7,717
7674082.SQ.FTS.B , Zero Cpn , 10/09/25 .. 1,717 1,693
7674361.SQ.FTS.B , Zero Cpn , 10/09/25 .. 3,749 2,788
7674523.SQ.FTS.B , Zero Cpn , 10/09/25 .. 6,180 3,165
7674874.SQ.FTS.B , Zero Cpn , 10/09/25 .. 5,530 5,467
7675618.SQ.FTS.B , Zero Cpn , 10/09/25 .. 38,440 985
7676193.SQ.FTS.B , Zero Cpn , 10/09/25 .. 34,527 29,639
7677032.SQ.FTS.B , Zero Cpn , 10/09/25 .. 2,626 2,586
7677244.SQ.FTS.B , Zero Cpn , 10/10/25 .. 1,626 1,336
7677646.SQ.FTS.B , Zero Cpn , 10/10/25 .. 3,983 3,921
7678169.SQ.FTS.B , Zero Cpn , 10/10/25 .. 2,225 2,168
7678350.SQ.FTS.B , Zero Cpn , 10/10/25 .. 9,238 9,059
7678705.SQ.FTS.B , Zero Cpn , 10/10/25 .. 3,809 3,732
7678778.SQ.FTS.B , Zero Cpn , 10/10/25 .. 22,947 22,476
7679612.SQ.FTS.B , Zero Cpn , 10/10/25 .. 2,925 2,770
7679945.SQ.FTS.B , Zero Cpn , 10/10/25 .. 28,128 27,534
7682366.SQ.FTS.B , Zero Cpn , 10/11/25 .. 5,376 4,751
7682516.SQ.FTS.B , Zero Cpn , 10/11/25 .. 2,233 2,060
7683369.SQ.FTS.B , Zero Cpn , 10/11/25 .. 5,324 5,150
7683662.SQ.FTS.B , Zero Cpn , 10/11/25 .. 3,679 3,616
7684028.SQ.FTS.B , Zero Cpn , 10/11/25 .. 15,355 15,006
7684473.SQ.FTS.B , Zero Cpn , 10/11/25 .. 4,412 4,338
7684725.SQ.FTS.B , Zero Cpn , 10/11/25 .. 1,681 1,657
7684838.SQ.FTS.B , Zero Cpn , 10/11/25 .. 3,461 3,306
7684952.SQ.FTS.B , Zero Cpn , 10/11/25 .. 2,617 2,505
7685071.SQ.FTS.B , Zero Cpn , 10/11/25 .. 2,388 2,324
7685236.SQ.FTS.B , Zero Cpn , 10/11/25 .. 3,984 1,629
7685365.SQ.FTS.B , Zero Cpn , 10/11/25 .. 3,436 3,364
7685628.SQ.FTS.B , Zero Cpn , 10/11/25 .. 1,809 1,691
7685699.SQ.FTS.B , Zero Cpn , 10/11/25 .. 968 552
7685711.SQ.FTS.B , Zero Cpn , 10/11/25 .. 1,737 1,715
7685777.SQ.FTS.B , Zero Cpn , 10/11/25 .. 383 379
7685923.SQ.FTS.B , Zero Cpn , 10/11/25 .. 12,813 12,145
7686056.SQ.FTS.B , Zero Cpn , 10/12/25 .. 1,302 1,278

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
42
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7686203.SQ.FTS.B , Zero Cpn , 10/12/25 .. $ 3,467 $ 3,412
7686580.SQ.FTS.B , Zero Cpn , 10/12/25 .. 1,101 1,077
7686665.SQ.FTS.B , Zero Cpn , 10/12/25 .. 2,104 1,742
7686897.SQ.FTS.B , Zero Cpn , 10/12/25 .. 3,254 3,183
7687342.SQ.FTS.B , Zero Cpn , 10/12/25 .. 677 669
7688416.SQ.FTS.B , Zero Cpn , 10/12/25 .. 3,188 3,115
7688661.SQ.FTS.B , Zero Cpn , 10/12/25 .. 3,407 3,361
7688956.SQ.FTS.B , Zero Cpn , 10/12/25 .. 760 754
7689134.SQ.FTS.B , Zero Cpn , 10/12/25 .. 2,867 2,750
7689200.SQ.FTS.B , Zero Cpn , 10/12/25 .. 37,140 36,182
7689292.SQ.FTS.B , Zero Cpn , 10/13/25 .. 860 631
7689612.SQ.FTS.B , Zero Cpn , 10/13/25 .. 16,495 14,019
7690536.SQ.FTS.B , Zero Cpn , 10/14/25 .. 4,686 4,602
7690710.SQ.FTS.B , Zero Cpn , 10/14/25 .. 1,744 1,614
7690892.SQ.FTS.B , Zero Cpn , 10/14/25 .. 3,984 3,919
7691291.SQ.FTS.B , Zero Cpn , 10/15/25 .. 1,351 1,328
7691453.SQ.FTS.B , Zero Cpn , 10/15/25 .. 981 966
7691995.SQ.FTS.B , Zero Cpn , 10/15/25 .. 1,771 1,745
7692298.SQ.FTS.B , Zero Cpn , 10/15/25 .. 5,028 4,912
7692685.SQ.FTS.B , Zero Cpn , 10/15/25 .. 12,624 12,460
7693519.SQ.FTS.B , Zero Cpn , 10/15/25 .. 3,904 3,850
7693720.SQ.FTS.B , Zero Cpn , 10/15/25 .. 2,347 2,270
7693783.SQ.FTS.B , Zero Cpn , 10/15/25 .. 11,907 8,904
7694250.SQ.FTS.B , Zero Cpn , 10/15/25 .. 1,693 1,404
7694365.SQ.FTS.B , Zero Cpn , 10/15/25 .. 2,418 2,387
7694501.SQ.FTS.B , Zero Cpn , 10/15/25 .. 1,726 1,585
7694583.SQ.FTS.B , Zero Cpn , 10/16/25 .. 4,362 4,041
7694762.SQ.FTS.B , Zero Cpn , 10/16/25 .. 3,979 3,841
7695245.SQ.FTS.B , Zero Cpn , 10/16/25 .. 306 301
7695312.SQ.FTS.B , Zero Cpn , 10/16/25 .. 755 735
7695636.SQ.FTS.B , Zero Cpn , 10/16/25 .. 784 740
7696123.SQ.FTS.B , Zero Cpn , 10/16/25 .. 1,887 1,208
7696300.SQ.FTS.B , Zero Cpn , 10/16/25 .. 5,341 3,309
7696383.SQ.FTS.B , Zero Cpn , 10/16/25 .. 1,087 1,076
7696444.SQ.FTS.B , Zero Cpn , 10/16/25 .. 2,186 2,140
7697124.SQ.FTS.B , Zero Cpn , 10/16/25 .. 33,205 31,773
7697594.SQ.FTS.B , Zero Cpn , 10/17/25 .. 2,661 2,555
7697755.SQ.FTS.B , Zero Cpn , 10/17/25 .. 859 509
7697783.SQ.FTS.B , Zero Cpn , 10/17/25 .. 2,871 2,692
7697948.SQ.FTS.B , Zero Cpn , 10/17/25 .. 6,198 3,520
7698568.SQ.FTS.B , Zero Cpn , 10/17/25 .. 339 262
7698813.SQ.FTS.B , Zero Cpn , 10/17/25 .. 1,267 1,245
7698854.SQ.FTS.B , Zero Cpn , 10/17/25 .. 14,832 14,704
7699767.SQ.FTS.B , Zero Cpn , 10/17/25 .. 1,570 1,533
7699933.SQ.FTS.B , Zero Cpn , 10/17/25 .. 24,056 16,011
7701610.SQ.FTS.B , Zero Cpn , 10/18/25 .. 527 518
7701707.SQ.FTS.B , Zero Cpn , 10/18/25 .. 971 861
7702153.SQ.FTS.B , Zero Cpn , 10/18/25 .. 5,623 3,786
7702511.SQ.FTS.B , Zero Cpn , 10/18/25 .. 4,247 4,146
7702967.SQ.FTS.B , Zero Cpn , 10/18/25 .. 1,435 1,422
7703086.SQ.FTS.B , Zero Cpn , 10/18/25 .. 1,624 1,481
7703746.SQ.FTS.B , Zero Cpn , 10/18/25 .. 27,343 26,906
7704453.SQ.FTS.B , Zero Cpn , 10/19/25 .. 4,655 4,570
7705176.SQ.FTS.B , Zero Cpn , 10/19/25 .. 1,080 1,061
7705244.SQ.FTS.B , Zero Cpn , 10/19/25 .. 1,664 1,643
7705496.SQ.FTS.B , Zero Cpn , 10/19/25 .. 2,109 2,078
7705594.SQ.FTS.B , Zero Cpn , 10/19/25 .. 1,978 1,792
7705651.SQ.FTS.B , Zero Cpn , 10/19/25 .. 26,598 21,217
Description
Principal
Amount Value
Block, Inc. (continued)
7706459.SQ.FTS.B , Zero Cpn , 10/19/25 .. $ 1,148 $ 1,112
7706764.SQ.FTS.B , Zero Cpn , 10/20/25 .. 1,152 707
7706803.SQ.FTS.B , Zero Cpn , 10/20/25 .. 3,532 2,936
7706853.SQ.FTS.B , Zero Cpn , 10/20/25 .. 4,482 4,361
7706959.SQ.FTS.B , Zero Cpn , 10/20/25 .. 1,878 1,639
7707051.SQ.FTS.B , Zero Cpn , 10/20/25 .. 2,950 2,839
7707274.SQ.FTS.B , Zero Cpn , 10/21/25 .. 92 90
7707383.SQ.FTS.B , Zero Cpn , 10/21/25 .. 485 474
7707960.SQ.FTS.B , Zero Cpn , 10/22/25 .. 961 942
7708060.SQ.FTS.B , Zero Cpn , 10/22/25 .. 22,251 21,236
7709068.SQ.FTS.B , Zero Cpn , 10/22/25 .. 31,247 29,564
7710178.SQ.FTS.B , Zero Cpn , 10/23/25 .. 2,401 2,356
7710309.SQ.FTS.B , Zero Cpn , 10/23/25 .. 1,966 1,827
7710406.SQ.FTS.B , Zero Cpn , 10/23/25 .. 11,966 11,795
7711243.SQ.FTS.B , Zero Cpn , 10/23/25 .. 2,173 2,078
7712838.SQ.FTS.B , Zero Cpn , 10/23/25 .. 41,094 40,359
7714659.SQ.FTS.B , Zero Cpn , 10/24/25 .. 6,561 4,704
7722184.SQ.FTS.B , Zero Cpn , 10/25/25 .. 10,243 10,037
7722642.SQ.FTS.B , Zero Cpn , 10/25/25 .. 4,847 4,811
7723031.SQ.FTS.B , Zero Cpn , 10/25/25 .. 1,682 1,608
7723131.SQ.FTS.B , Zero Cpn , 10/25/25 .. 4,315 3,655
7723221.SQ.FTS.B , Zero Cpn , 10/25/25 .. 4,184 4,101
7723432.SQ.FTS.B , Zero Cpn , 10/25/25 .. 814 804
7723470.SQ.FTS.B , Zero Cpn , 10/25/25 .. 1,048 995
7723494.SQ.FTS.B , Zero Cpn , 10/25/25 .. 1,275 1,269
7723677.SQ.FTS.B , Zero Cpn , 10/25/25 .. 2,615 2,498
7723780.SQ.FTS.B , Zero Cpn , 10/25/25 .. 1,505 1,470
7723938.SQ.FTS.B , Zero Cpn , 10/25/25 .. 12,288 12,083
7724410.SQ.FTS.B , Zero Cpn , 10/25/25 .. 6,519 6,413
7724737.SQ.FTS.B , Zero Cpn , 10/26/25 .. 1,309 1,290
7724834.SQ.FTS.B , Zero Cpn , 10/26/25 .. 1,256 1,233
7724896.SQ.FTS.B , Zero Cpn , 10/26/25 .. 20,486 17,713
7725398.SQ.FTS.B , Zero Cpn , 10/26/25 .. 3,637 1,604
7725481.SQ.FTS.B , Zero Cpn , 10/26/25 .. 7,606 7,380
7725739.SQ.FTS.B , Zero Cpn , 10/26/25 .. 595 572
7725775.SQ.FTS.B , Zero Cpn , 10/26/25 .. 3,004 2,930
7725893.SQ.FTS.B , Zero Cpn , 10/26/25 .. 4,269 4,202
7726167.SQ.FTS.B , Zero Cpn , 10/26/25 .. 672 398
7726185.SQ.FTS.B , Zero Cpn , 10/26/25 .. 1,114 1,017
7726734.SQ.FTS.B , Zero Cpn , 10/26/25 .. 8,213 6,483
7726890.SQ.FTS.B , Zero Cpn , 10/26/25 .. 5,118 2,232
7726969.SQ.FTS.B , Zero Cpn , 10/26/25 .. 2,040 2,002
7727028.SQ.FTS.B , Zero Cpn , 10/26/25 .. 8,192 8,023
7727858.SQ.FTS.B , Zero Cpn , 10/26/25 .. 29,489 28,472
7728564.SQ.FTS.B , Zero Cpn , 10/26/25 .. 7,135 6,976
7728766.SQ.FTS.B , Zero Cpn , 10/26/25 .. 5,450 5,239
7728874.SQ.FTS.B , Zero Cpn , 10/26/25 .. 1,588 1,531
7728951.SQ.FTS.B , Zero Cpn , 10/26/25 .. 3,849 3,764
7729059.SQ.FTS.B , Zero Cpn , 10/26/25 .. 13,362 1,706
7729325.SQ.FTS.B , Zero Cpn , 10/26/25 .. 954 907
7729346.SQ.FTS.B , Zero Cpn , 10/26/25 .. 1,931 1,864
7729412.SQ.FTS.B , Zero Cpn , 10/26/25 .. 667 590
7729433.SQ.FTS.B , Zero Cpn , 10/26/25 .. 22,086 21,645
7730107.SQ.FTS.B , Zero Cpn , 10/26/25 .. 7,200 7,025
7730334.SQ.FTS.B , Zero Cpn , 10/26/25 .. 1,953 1,916
7730390.SQ.FTS.B , Zero Cpn , 10/26/25 .. 4,709 4,602
7730466.SQ.FTS.B , Zero Cpn , 10/26/25 .. 2,026 1,963
7730551.SQ.FTS.B , Zero Cpn , 10/27/25 .. 3,444 3,392

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
43
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7730621.SQ.FTS.B , Zero Cpn , 10/27/25 .. $ 14,262 $ 13,956
7732561.SQ.FTS.B , Zero Cpn , 10/28/25 .. 5,945 4,255
7732860.SQ.FTS.B , Zero Cpn , 10/28/25 .. 441 429
7734507.SQ.FTS.B , Zero Cpn , 10/29/25 .. 4,115 4,040
7735985.SQ.FTS.B , Zero Cpn , 10/29/25 .. 2,250 2,057
7736223.SQ.FTS.B , Zero Cpn , 10/29/25 .. 1,065 686
7736266.SQ.FTS.B , Zero Cpn , 10/29/25 .. 3,984 3,803
7736455.SQ.FTS.B , Zero Cpn , 10/29/25 .. 23,243 20,183
7737403.SQ.FTS.B , Zero Cpn , 10/29/25 .. 4,167 4,108
7738028.SQ.FTS.B , Zero Cpn , 10/29/25 .. 3,036 2,984
7738357.SQ.FTS.B , Zero Cpn , 10/30/25 .. 36,309 34,848
7739867.SQ.FTS.B , Zero Cpn , 10/30/25 .. 198 195
7739895.SQ.FTS.B , Zero Cpn , 10/30/25 .. 1,525 1,480
7740608.SQ.FTS.B , Zero Cpn , 10/30/25 .. 2,131 2,104
7740921.SQ.FTS.B , Zero Cpn , 10/30/25 .. 13,400 10,820
7741160.SQ.FTS.B , Zero Cpn , 10/30/25 .. 1,973 291
7741721.SQ.FTS.B , Zero Cpn , 10/30/25 .. 12,446 12,188
7742204.SQ.FTS.B , Zero Cpn , 10/30/25 .. 1,701 1,689
7742386.SQ.FTS.B , Zero Cpn , 10/30/25 .. 92 86
7742551.SQ.FTS.B , Zero Cpn , 10/30/25 .. 1,041 1,015
7742607.SQ.FTS.B , Zero Cpn , 10/30/25 .. 3,341 3,308
7742677.SQ.FTS.B , Zero Cpn , 11/01/25 .. 8,841 7,072
7742967.SQ.FTS.B , Zero Cpn , 11/01/25 .. 3,718 55
7744056.SQ.FTS.B , Zero Cpn , 11/01/25 .. 1,541 1,518
7744447.SQ.FTS.B , Zero Cpn , 11/01/25 .. 9,592 9,380
7745102.SQ.FTS.B , Zero Cpn , 11/01/25 .. 10,403 10,107
7745356.SQ.FTS.B , Zero Cpn , 11/01/25 .. 2,289 2,234
7745413.SQ.FTS.B , Zero Cpn , 11/01/25 .. 1,092 1,019
7745454.SQ.FTS.B , Zero Cpn , 11/01/25 .. 4,651 3,921
7745541.SQ.FTS.B , Zero Cpn , 11/01/25 .. 2,863 2,510
7745617.SQ.FTS.B , Zero Cpn , 11/01/25 .. 5,746 4,549
7745711.SQ.FTS.B , Zero Cpn , 11/01/25 .. 32,225 31,560
7746621.SQ.FTS.B , Zero Cpn , 11/01/25 .. 2,157 2,122
7746711.SQ.FTS.B , Zero Cpn , 11/01/25 .. 1,612 1,531
7749358.SQ.FTS.B , Zero Cpn , 11/02/25 .. 635 537
7749381.SQ.FTS.B , Zero Cpn , 11/02/25 .. 956 390
7749435.SQ.FTS.B , Zero Cpn , 11/02/25 .. 833 823
7749516.SQ.FTS.B , Zero Cpn , 11/02/25 .. 2,242 2,129
7749671.SQ.FTS.B , Zero Cpn , 11/02/25 .. 3,938 3,873
7749876.SQ.FTS.B , Zero Cpn , 11/02/25 .. 10,263 10,044
7750547.SQ.FTS.B , Zero Cpn , 11/02/25 .. 11,579 10,073
7750861.SQ.FTS.B , Zero Cpn , 11/02/25 .. 2,124 2,068
7750977.SQ.FTS.B , Zero Cpn , 11/02/25 .. 264 249
7751021.SQ.FTS.B , Zero Cpn , 11/02/25 .. 18,360 17,736
7751602.SQ.FTS.B , Zero Cpn , 11/02/25 .. 5,624 5,357
7751779.SQ.FTS.B , Zero Cpn , 11/02/25 .. 1,524 335
7751810.SQ.FTS.B , Zero Cpn , 11/02/25 .. 373 369
7751880.SQ.FTS.B , Zero Cpn , 11/02/25 .. 4,241 4,142
7752060.SQ.FTS.B , Zero Cpn , 11/02/25 .. 615 600
7752094.SQ.FTS.B , Zero Cpn , 11/02/25 .. 2,876 2,752
7752171.SQ.FTS.B , Zero Cpn , 11/02/25 .. 1,749 1,699
7752226.SQ.FTS.B , Zero Cpn , 11/02/25 .. 2,135 2,059
7752402.SQ.FTS.B , Zero Cpn , 11/02/25 .. 20,428 20,080
7753269.SQ.FTS.B , Zero Cpn , 11/02/25 .. 4,186 4,061
7753428.SQ.FTS.B , Zero Cpn , 11/03/25 .. 16,216 16,057
7755060.SQ.FTS.B , Zero Cpn , 11/03/25 .. 11,859 7,923
7755332.SQ.FTS.B , Zero Cpn , 11/03/25 .. 783 772
7755383.SQ.FTS.B , Zero Cpn , 11/03/25 .. 2,624 2,474
Description
Principal
Amount Value
Block, Inc. (continued)
7755489.SQ.FTS.B , Zero Cpn , 11/03/25 .. $ 3,514 $ 3,033
7755574.SQ.FTS.B , Zero Cpn , 11/03/25 .. 2,742 2,680
7755718.SQ.FTS.B , Zero Cpn , 11/03/25 .. 1,732 1,278
7755761.SQ.FTS.B , Zero Cpn , 11/03/25 .. 8,935 8,361
7756169.SQ.FTS.B , Zero Cpn , 11/03/25 .. 7,889 7,715
7756479.SQ.FTS.B , Zero Cpn , 11/03/25 .. 7,505 6,956
7756617.SQ.FTS.B , Zero Cpn , 11/03/25 .. 2,697 1,862
7756989.SQ.FTS.B , Zero Cpn , 11/03/25 .. 12,573 12,249
7757553.SQ.FTS.B , Zero Cpn , 11/04/25 .. 4,840 4,621
7757725.SQ.FTS.B , Zero Cpn , 11/04/25 .. 708 699
7757758.SQ.FTS.B , Zero Cpn , 11/04/25 .. 4,294 4,178
7757965.SQ.FTS.B , Zero Cpn , 11/04/25 .. 9,652 9,256
7758825.SQ.FTS.B , Zero Cpn , 11/05/25 .. 7,795 7,677
7759248.SQ.FTS.B , Zero Cpn , 11/05/25 .. 2,635 2,547
7759333.SQ.FTS.B , Zero Cpn , 11/05/25 .. 6,204 6,071
7759579.SQ.FTS.B , Zero Cpn , 11/05/25 .. 895 864
7759614.SQ.FTS.B , Zero Cpn , 11/05/25 .. 3,853 3,781
7760192.SQ.FTS.B , Zero Cpn , 11/06/25 .. 1,792 1,755
7760300.SQ.FTS.B , Zero Cpn , 11/06/25 .. 2,595 2,540
7760635.SQ.FTS.B , Zero Cpn , 11/06/25 .. 6,103 5,994
7761614.SQ.FTS.B , Zero Cpn , 11/06/25 .. 6,393 5,085
7761795.SQ.FTS.B , Zero Cpn , 11/06/25 .. 763 727
7761819.SQ.FTS.B , Zero Cpn , 11/06/25 .. 184 183
7761854.SQ.FTS.B , Zero Cpn , 11/06/25 .. 11,254 10,423
7762221.SQ.FTS.B , Zero Cpn , 11/06/25 .. 377 373
7762261.SQ.FTS.B , Zero Cpn , 11/06/25 .. 1,057 1,037
7762378.SQ.FTS.B , Zero Cpn , 11/06/25 .. 10,177 9,881
7762887.SQ.FTS.B , Zero Cpn , 11/06/25 .. 2,489 2,449
7763048.SQ.FTS.B , Zero Cpn , 11/06/25 .. 2,000 1,981
7763863.SQ.FTS.B , Zero Cpn , 11/06/25 .. 441 315
7763978.SQ.FTS.B , Zero Cpn , 11/07/25 .. 3,057 2,676
7764093.SQ.FTS.B , Zero Cpn , 11/07/25 .. 1,545 174
7764120.SQ.FTS.B , Zero Cpn , 11/07/25 .. 1,145 245
7764356.SQ.FTS.B , Zero Cpn , 11/07/25 .. 2,507 2,477
7764605.SQ.FTS.B , Zero Cpn , 11/07/25 .. 7,935 7,569
7764884.SQ.FTS.B , Zero Cpn , 11/07/25 .. 5,532 4,872
7765192.SQ.FTS.B , Zero Cpn , 11/07/25 .. 4,901 4,488
7765499.SQ.FTS.B , Zero Cpn , 11/07/25 .. 2,207 1,841
7765591.SQ.FTS.B , Zero Cpn , 11/07/25 .. 7,221 5,923
7765925.SQ.FTS.B , Zero Cpn , 11/07/25 .. 20,106 19,201
7766396.SQ.FTS.B , Zero Cpn , 11/07/25 .. 2,910 2,809
7766481.SQ.FTS.B , Zero Cpn , 11/07/25 .. 12,718 12,115
7766785.SQ.FTS.B , Zero Cpn , 11/07/25 .. 680 628
7766817.SQ.FTS.B , Zero Cpn , 11/07/25 .. 894 834
7766845.SQ.FTS.B , Zero Cpn , 11/07/25 .. 3,464 3,387
7766993.SQ.FTS.B , Zero Cpn , 11/07/25 .. 16,732 15,954
7767411.SQ.FTS.B , Zero Cpn , 11/07/25 .. 1,717 851
7767464.SQ.FTS.B , Zero Cpn , 11/07/25 .. 1,676 1,645
7767567.SQ.FTS.B , Zero Cpn , 11/07/25 .. 1,806 1,658
7767615.SQ.FTS.B , Zero Cpn , 11/07/25 .. 6,463 6,202
7767834.SQ.FTS.B , Zero Cpn , 11/07/25 .. 1,952 1,909
7767923.SQ.FTS.B , Zero Cpn , 11/07/25 .. 1,408 1,376
7767974.SQ.FTS.B , Zero Cpn , 11/07/25 .. 13,704 12,321
7768040.SQ.FTS.B , Zero Cpn , 11/08/25 .. 1,941 1,626
7768155.SQ.FTS.B , Zero Cpn , 11/08/25 .. 2,323 2,268
7768268.SQ.FTS.B , Zero Cpn , 11/08/25 .. 2,255 2,198
7768355.SQ.FTS.B , Zero Cpn , 11/08/25 .. 4,379 4,296
7768791.SQ.FTS.B , Zero Cpn , 11/08/25 .. 4,940 4,726

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
44
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7769040.SQ.FTS.B , Zero Cpn , 11/08/25 .. $ 2,601 $ 2,240
7769154.SQ.FTS.B , Zero Cpn , 11/08/25 .. 2,191 1,968
7769300.SQ.FTS.B , Zero Cpn , 11/08/25 .. 2,049 2,007
7769430.SQ.FTS.B , Zero Cpn , 11/08/25 .. 3,681 3,204
7769490.SQ.FTS.B , Zero Cpn , 11/08/25 .. 2,523 686
7769539.SQ.FTS.B , Zero Cpn , 11/08/25 .. 94 93
7769552.SQ.FTS.B , Zero Cpn , 11/08/25 .. 3,532 2,593
7769643.SQ.FTS.B , Zero Cpn , 11/08/25 .. 1,249 514
7770018.SQ.FTS.B , Zero Cpn , 11/08/25 .. 1,964 1,719
7770045.SQ.FTS.B , Zero Cpn , 11/08/25 .. 2,009 1,987
7773805.SQ.FTS.B , Zero Cpn , 11/09/25 .. 4,581 4,429
7774047.SQ.FTS.B , Zero Cpn , 11/09/25 .. 4,057 4,000
7774316.SQ.FTS.B , Zero Cpn , 11/09/25 .. 1,831 1,795
7774424.SQ.FTS.B , Zero Cpn , 11/09/25 .. 236 231
7774612.SQ.FTS.B , Zero Cpn , 11/09/25 .. 6,233 6,079
7775074.SQ.FTS.B , Zero Cpn , 11/09/25 .. 2,709 2,495
7775215.SQ.FTS.B , Zero Cpn , 11/09/25 .. 3,491 3,381
7775480.SQ.FTS.B , Zero Cpn , 11/09/25 .. 1,187 1,152
7775543.SQ.FTS.B , Zero Cpn , 11/09/25 .. 8,860 8,737
7775962.SQ.FTS.B , Zero Cpn , 11/09/25 .. 19,411 19,012
7776623.SQ.FTS.B , Zero Cpn , 11/09/25 .. 832 822
7776723.SQ.FTS.B , Zero Cpn , 11/09/25 .. 8,098 7,143
7776922.SQ.FTS.B , Zero Cpn , 11/09/25 .. 2,013 1,959
7776984.SQ.FTS.B , Zero Cpn , 11/09/25 .. 7,899 7,700
7777288.SQ.FTS.B , Zero Cpn , 11/09/25 .. 6,333 6,160
7777604.SQ.FTS.B , Zero Cpn , 11/09/25 .. 32,641 31,967
7777984.SQ.FTS.B , Zero Cpn , 11/10/25 .. 892 875
7778191.SQ.FTS.B , Zero Cpn , 11/10/25 .. 14,815 14,097
7778978.SQ.FTS.B , Zero Cpn , 11/10/25 .. 11,943 11,569
7779549.SQ.FTS.B , Zero Cpn , 11/10/25 .. 9,736 9,445
7779892.SQ.FTS.B , Zero Cpn , 11/10/25 .. 405 401
7779968.SQ.FTS.B , Zero Cpn , 11/10/25 .. 710 657
7780011.SQ.FTS.B , Zero Cpn , 11/10/25 .. 10,252 9,901
7780597.SQ.FTS.B , Zero Cpn , 11/10/25 .. 20,995 18,608
7781183.SQ.FTS.B , Zero Cpn , 11/10/25 .. 12,217 1,637
7781376.SQ.FTS.B , Zero Cpn , 11/10/25 .. 1,501 1,424
7781421.SQ.FTS.B , Zero Cpn , 11/10/25 .. 3,967 3,916
7781560.SQ.FTS.B , Zero Cpn , 11/10/25 .. 1,654 1,615
7781647.SQ.FTS.B , Zero Cpn , 11/11/25 .. 2,625 2,548
7781728.SQ.FTS.B , Zero Cpn , 11/11/25 .. 3,308 3,209
7781843.SQ.FTS.B , Zero Cpn , 11/11/25 .. 1,013 439
7781854.SQ.FTS.B , Zero Cpn , 11/11/25 .. 1,639 1,591
7781904.SQ.FTS.B , Zero Cpn , 11/11/25 .. 2,248 2,212
7782087.SQ.FTS.B , Zero Cpn , 11/11/25 .. 4,031 3,893
7782207.SQ.FTS.B , Zero Cpn , 11/11/25 .. 2,837 1,303
7782258.SQ.FTS.B , Zero Cpn , 11/11/25 .. 1,879 1,836
7782424.SQ.FTS.B , Zero Cpn , 11/11/25 .. 712 633
7782462.SQ.FTS.B , Zero Cpn , 11/11/25 .. 419 387
7782479.SQ.FTS.B , Zero Cpn , 11/11/25 .. 1,198 874
7782513.SQ.FTS.B , Zero Cpn , 11/11/25 .. 1,726 627
7782558.SQ.FTS.B , Zero Cpn , 11/11/25 .. 945 916
7782795.SQ.FTS.B , Zero Cpn , 11/12/25 .. 1,301 1,269
7782836.SQ.FTS.B , Zero Cpn , 11/12/25 .. 1,154 31
7782916.SQ.FTS.B , Zero Cpn , 11/12/25 .. 1,011 999
7782965.SQ.FTS.B , Zero Cpn , 11/12/25 .. 3,915 3,827
7783169.SQ.FTS.B , Zero Cpn , 11/12/25 .. 8,575 8,359
7783430.SQ.FTS.B , Zero Cpn , 11/12/25 .. 807 786
7783989.SQ.FTS.B , Zero Cpn , 11/13/25 .. 2,358 2,324
Description
Principal
Amount Value
Block, Inc. (continued)
7784085.SQ.FTS.B , Zero Cpn , 11/13/25 .. $ 469 $ 447
7784267.SQ.FTS.B , Zero Cpn , 11/13/25 .. 1,304 1,281
7784392.SQ.FTS.B , Zero Cpn , 11/13/25 .. 1,787 1,666
7784728.SQ.FTS.B , Zero Cpn , 11/13/25 .. 11,497 4,082
7785371.SQ.FTS.B , Zero Cpn , 11/13/25 .. 5,487 5,394
7785674.SQ.FTS.B , Zero Cpn , 11/13/25 .. 7,974 7,783
7786042.SQ.FTS.B , Zero Cpn , 11/13/25 .. 7,212 5,450
7787838.SQ.FTS.B , Zero Cpn , 11/14/25 .. 2,663 1,701
7788202.SQ.FTS.B , Zero Cpn , 11/14/25 .. 7,795 7,605
7788521.SQ.FTS.B , Zero Cpn , 11/14/25 .. 2,951 2,796
7789390.SQ.FTS.B , Zero Cpn , 11/14/25 .. 2,190 2,118
7789481.SQ.FTS.B , Zero Cpn , 11/14/25 .. 6,573 6,163
7789742.SQ.FTS.B , Zero Cpn , 11/14/25 .. 3,694 3,597
7789847.SQ.FTS.B , Zero Cpn , 11/14/25 .. 9,613 9,302
7790161.SQ.FTS.B , Zero Cpn , 11/14/25 .. 5,951 3,094
7790524.SQ.FTS.B , Zero Cpn , 11/14/25 .. 2,565 1,651
7790579.SQ.FTS.B , Zero Cpn , 11/14/25 .. 9,503 9,101
7790707.SQ.FTS.B , Zero Cpn , 11/14/25 .. 1,121 1,067
7790733.SQ.FTS.B , Zero Cpn , 11/14/25 .. 3,137 3,096
7790830.SQ.FTS.B , Zero Cpn , 11/14/25 .. 13,334 12,728
7791005.SQ.FTS.B , Zero Cpn , 11/14/25 .. 183 174
7791011.SQ.FTS.B , Zero Cpn , 11/14/25 .. 829 808
7791025.SQ.FTS.B , Zero Cpn , 11/14/25 .. 7,199 5,531
7791073.SQ.FTS.B , Zero Cpn , 11/14/25 .. 726 710
7791085.SQ.FTS.B , Zero Cpn , 11/14/25 .. 7,755 7,442
7791321.SQ.FTS.B , Zero Cpn , 11/14/25 .. 677 621
7791339.SQ.FTS.B , Zero Cpn , 11/14/25 .. 1,561 1,537
7791405.SQ.FTS.B , Zero Cpn , 11/15/25 .. 6,235 96
7791517.SQ.FTS.B , Zero Cpn , 11/15/25 .. 1,205 1,170
7791568.SQ.FTS.B , Zero Cpn , 11/15/25 .. 2,467 2,350
7791672.SQ.FTS.B , Zero Cpn , 11/15/25 .. 729 673
7791708.SQ.FTS.B , Zero Cpn , 11/15/25 .. 7,074 3,006
7792442.SQ.FTS.B , Zero Cpn , 11/15/25 .. 752 718
7792817.SQ.FTS.B , Zero Cpn , 11/15/25 .. 5,732 5,630
7793111.SQ.FTS.B , Zero Cpn , 11/15/25 .. 911 892
7793136.SQ.FTS.B , Zero Cpn , 11/15/25 .. 7,017 6,124
7793326.SQ.FTS.B , Zero Cpn , 11/15/25 .. 7,441 7,361
7794198.SQ.FTS.B , Zero Cpn , 11/15/25 .. 4,555 3,177
7794291.SQ.FTS.B , Zero Cpn , 11/15/25 .. 2,015 1,809
7794434.SQ.FTS.B , Zero Cpn , 11/15/25 .. 6,526 61
7794564.SQ.FTS.B , Zero Cpn , 11/15/25 .. 774 483
7794575.SQ.FTS.B , Zero Cpn , 11/15/25 .. 17,650 17,251
7797035.SQ.FTS.B , Zero Cpn , 11/16/25 .. 4,202 4,122
7797269.SQ.FTS.B , Zero Cpn , 11/16/25 .. 4,074 4,021
7797570.SQ.FTS.B , Zero Cpn , 11/16/25 .. 4,967 4,614
7797828.SQ.FTS.B , Zero Cpn , 11/16/25 .. 1,259 1,214
7798052.SQ.FTS.B , Zero Cpn , 11/16/25 .. 5,497 5,407
7798327.SQ.FTS.B , Zero Cpn , 11/16/25 .. 1,408 1,301
7798363.SQ.FTS.B , Zero Cpn , 11/16/25 .. 24,831 24,398
7799195.SQ.FTS.B , Zero Cpn , 11/16/25 .. 3,020 2,668
7800563.SQ.FTS.B , Zero Cpn , 11/17/25 .. 10,023 8,802
7800731.SQ.FTS.B , Zero Cpn , 11/17/25 .. 1,959 1,927
7800792.SQ.FTS.B , Zero Cpn , 11/17/25 .. 1,713 1,614
7800921.SQ.FTS.B , Zero Cpn , 11/17/25 .. 1,973 1,911
7800953.SQ.FTS.B , Zero Cpn , 11/17/25 .. 4,384 4,247
7801170.SQ.FTS.B , Zero Cpn , 11/17/25 .. 3,438 3,382
7801520.SQ.FTS.B , Zero Cpn , 11/17/25 .. 4,565 4,417
7801830.SQ.FTS.B , Zero Cpn , 11/17/25 .. 8,475 8,212

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
45
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7802126.SQ.FTS.B , Zero Cpn , 11/17/25 .. $ 7,535 $ 6,185
7803721.SQ.FTS.B , Zero Cpn , 11/17/25 .. 5,441 5,372
7803966.SQ.FTS.B , Zero Cpn , 11/18/25 .. 2,166 2,131
7804088.SQ.FTS.B , Zero Cpn , 11/18/25 .. 15,046 14,567
7804461.SQ.FTS.B , Zero Cpn , 11/18/25 .. 10,492 10,113
7804699.SQ.FTS.B , Zero Cpn , 11/18/25 .. 2,136 2,091
7804764.SQ.FTS.B , Zero Cpn , 11/18/25 .. 2,745 2,693
7804849.SQ.FTS.B , Zero Cpn , 11/18/25 .. 2,774 2,729
7804953.SQ.FTS.B , Zero Cpn , 11/19/25 .. 3,453 3,387
7805035.SQ.FTS.B , Zero Cpn , 11/19/25 .. 15,079 14,712
7805378.SQ.FTS.B , Zero Cpn , 11/19/25 .. 1,974 1,913
7805442.SQ.FTS.B , Zero Cpn , 11/19/25 .. 854 830
7805453.SQ.FTS.B , Zero Cpn , 11/19/25 .. 6,903 6,571
7805584.SQ.FTS.B , Zero Cpn , 11/19/25 .. 2,016 1,520
7805760.SQ.FTS.B , Zero Cpn , 11/20/25 .. 1,213 1,151
7805798.SQ.FTS.B , Zero Cpn , 11/20/25 .. 3,575 3,465
7806188.SQ.FTS.B , Zero Cpn , 11/20/25 .. 2,137 2,096
7806470.SQ.FTS.B , Zero Cpn , 11/20/25 .. 643 610
7806537.SQ.FTS.B , Zero Cpn , 11/20/25 .. 2,939 2,734
7806672.SQ.FTS.B , Zero Cpn , 11/20/25 .. 22,857 22,052
7807588.SQ.FTS.B , Zero Cpn , 11/20/25 .. 1,014 944
7807614.SQ.FTS.B , Zero Cpn , 11/20/25 .. 18,347 18,098
7808559.SQ.FTS.B , Zero Cpn , 11/20/25 .. 2,341 2,278
7808746.SQ.FTS.B , Zero Cpn , 11/20/25 .. 18,026 15,967
7809197.SQ.FTS.B , Zero Cpn , 11/20/25 .. 409 406
7809229.SQ.FTS.B , Zero Cpn , 11/20/25 .. 257 256
7809323.SQ.FTS.B , Zero Cpn , 11/20/25 .. 1,255 1,231
7809532.SQ.FTS.B , Zero Cpn , 11/21/25 .. 913 907
7809697.SQ.FTS.B , Zero Cpn , 11/21/25 .. 3,508 3,376
7809800.SQ.FTS.B , Zero Cpn , 11/21/25 .. 5,898 5,680
7810149.SQ.FTS.B , Zero Cpn , 11/21/25 .. 723 710
7810235.SQ.FTS.B , Zero Cpn , 11/21/25 .. 1,342 1,318
7810514.SQ.FTS.B , Zero Cpn , 11/21/25 .. 2,907 2,860
7810773.SQ.FTS.B , Zero Cpn , 11/21/25 .. 830 552
7810803.SQ.FTS.B , Zero Cpn , 11/21/25 .. 2,015 1,899
7810902.SQ.FTS.B , Zero Cpn , 11/21/25 .. 1,138 1,107
7811029.SQ.FTS.B , Zero Cpn , 11/21/25 .. 1,885 1,708
7811201.SQ.FTS.B , Zero Cpn , 11/21/25 .. 13,291 12,974
7811692.SQ.FTS.B , Zero Cpn , 11/21/25 .. 2,807 2,703
7811796.SQ.FTS.B , Zero Cpn , 11/21/25 .. 1,091 1,006
7811856.SQ.FTS.B , Zero Cpn , 11/21/25 .. 1,893 1,847
7811911.SQ.FTS.B , Zero Cpn , 11/21/25 .. 225 223
7811927.SQ.FTS.B , Zero Cpn , 11/21/25 .. 1,131 1,037
7811957.SQ.FTS.B , Zero Cpn , 11/21/25 .. 4,416 3,628
7812101.SQ.FTS.B , Zero Cpn , 11/21/25 .. 1,591 1,459
7812202.SQ.FTS.B , Zero Cpn , 11/21/25 .. 3,970 3,843
7812319.SQ.FTS.B , Zero Cpn , 11/21/25 .. 2,073 1,992
7812395.SQ.FTS.B , Zero Cpn , 11/21/25 .. 959 925
7812431.SQ.FTS.B , Zero Cpn , 11/21/25 .. 1,440 1,403
7812497.SQ.FTS.B , Zero Cpn , 11/21/25 .. 5,038 4,863
7812624.SQ.FTS.B , Zero Cpn , 11/21/25 .. 4,725 4,663
7812737.SQ.FTS.B , Zero Cpn , 11/21/25 .. 2,893 2,751
7812879.SQ.FTS.B , Zero Cpn , 11/21/25 .. 2,192 1,991
7812943.SQ.FTS.B , Zero Cpn , 11/21/25 .. 1,105 704
7812973.SQ.FTS.B , Zero Cpn , 11/21/25 .. 2,477 2,388
7813074.SQ.FTS.B , Zero Cpn , 11/21/25 .. 3,561 3,382
7813160.SQ.FTS.B , Zero Cpn , 11/21/25 .. 8,807 8,541
7813280.SQ.FTS.B , Zero Cpn , 11/22/25 .. 2,122 1,336
Description
Principal
Amount Value
Block, Inc. (continued)
7813463.SQ.FTS.B , Zero Cpn , 11/22/25 .. $ 745 $ 728
7813545.SQ.FTS.B , Zero Cpn , 11/22/25 .. 2,882 1,343
7813617.SQ.FTS.B , Zero Cpn , 11/22/25 .. 9,222 8,158
7814136.SQ.FTS.B , Zero Cpn , 11/22/25 .. 3,900 3,622
7814375.SQ.FTS.B , Zero Cpn , 11/22/25 .. 2,419 2,301
7814581.SQ.FTS.B , Zero Cpn , 11/22/25 .. 3,858 3,766
7814720.SQ.FTS.B , Zero Cpn , 11/22/25 .. 8,287 8,092
7815015.SQ.FTS.B , Zero Cpn , 11/22/25 .. 5,835 4,089
7815167.SQ.FTS.B , Zero Cpn , 11/22/25 .. 16,575 15,933
7815795.SQ.FTS.B , Zero Cpn , 11/22/25 .. 49,574 47,236
7816821.SQ.FTS.B , Zero Cpn , 11/22/25 .. 3,508 2,095
7816946.SQ.FTS.B , Zero Cpn , 11/22/25 .. 17,404 5,011
7821100.SQ.FTS.B , Zero Cpn , 11/23/25 .. 1,399 1,365
7821159.SQ.FTS.B , Zero Cpn , 11/23/25 .. 10,506 10,128
7821693.SQ.FTS.B , Zero Cpn , 11/23/25 .. 3,731 3,552
7821943.SQ.FTS.B , Zero Cpn , 11/23/25 .. 4,934 4,739
7822313.SQ.FTS.B , Zero Cpn , 11/23/25 .. 2,945 2,833
7822474.SQ.FTS.B , Zero Cpn , 11/23/25 .. 3,787 3,301
7822598.SQ.FTS.B , Zero Cpn , 11/23/25 .. 7,927 6,948
7822921.SQ.FTS.B , Zero Cpn , 11/23/25 .. 5,903 5,821
7823187.SQ.FTS.B , Zero Cpn , 11/23/25 .. 17,676 16,798
7823831.SQ.FTS.B , Zero Cpn , 11/23/25 .. 2,312 2,263
7824062.SQ.FTS.B , Zero Cpn , 11/23/25 .. 1,618 1,597
7824243.SQ.FTS.B , Zero Cpn , 11/23/25 .. 1,368 1,333
7824272.SQ.FTS.B , Zero Cpn , 11/23/25 .. 2,596 2,562
7824428.SQ.FTS.B , Zero Cpn , 11/23/25 .. 20,169 19,883
7825440.SQ.FTS.B , Zero Cpn , 11/24/25 .. 550 541
7825590.SQ.FTS.B , Zero Cpn , 11/24/25 .. 26,019 24,393
7826201.SQ.FTS.B , Zero Cpn , 11/24/25 .. 6,224 5,695
7826487.SQ.FTS.B , Zero Cpn , 11/24/25 .. 3,461 3,329
7826745.SQ.FTS.B , Zero Cpn , 11/24/25 .. 16,388 13,548
7827137.SQ.FTS.B , Zero Cpn , 11/24/25 .. 15,741 15,185
7827650.SQ.FTS.B , Zero Cpn , 11/24/25 .. 22,071 21,613
7828592.SQ.FTS.B , Zero Cpn , 11/24/25 .. 4,098 3,633
7829173.SQ.FTS.B , Zero Cpn , 11/24/25 .. 11,263 10,613
7829326.SQ.FTS.B , Zero Cpn , 11/25/25 .. 16,748 16,377
7829892.SQ.FTS.B , Zero Cpn , 11/25/25 .. 3,937 3,792
7830023.SQ.FTS.B , Zero Cpn , 11/25/25 .. 13,703 13,169
7830429.SQ.FTS.B , Zero Cpn , 11/26/25 .. 1,897 1,825
7830496.SQ.FTS.B , Zero Cpn , 11/26/25 .. 754 591
7830511.SQ.FTS.B , Zero Cpn , 11/26/25 .. 487 481
7830539.SQ.FTS.B , Zero Cpn , 11/26/25 .. 3,078 2,704
7830792.SQ.FTS.B , Zero Cpn , 11/26/25 .. 2,160 2,081
7830867.SQ.FTS.B , Zero Cpn , 11/26/25 .. 6,162 5,988
7831063.SQ.FTS.B , Zero Cpn , 11/26/25 .. 5,081 4,971
7831277.SQ.FTS.B , Zero Cpn , 11/26/25 .. 3,535 3,463
7831708.SQ.FTS.B , Zero Cpn , 11/27/25 .. 3,027 2,109
7831778.SQ.FTS.B , Zero Cpn , 11/27/25 .. 857 846
7831916.SQ.FTS.B , Zero Cpn , 11/27/25 .. 883 575
7831942.SQ.FTS.B , Zero Cpn , 11/27/25 .. 774 726
7832037.SQ.FTS.B , Zero Cpn , 11/27/25 .. 13,278 12,576
7832297.SQ.FTS.B , Zero Cpn , 11/27/25 .. 2,448 2,334
7833045.SQ.FTS.B , Zero Cpn , 11/28/25 .. 1,883 1,724
7833266.SQ.FTS.B , Zero Cpn , 11/28/25 .. 3,993 3,927
7833710.SQ.FTS.B , Zero Cpn , 11/28/25 .. 7,667 7,470
7834147.SQ.FTS.B , Zero Cpn , 11/28/25 .. 331 294
7834170.SQ.FTS.B , Zero Cpn , 11/28/25 .. 443 291
7834727.SQ.FTS.B , Zero Cpn , 11/28/25 .. 8,130 7,738

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
46
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7835021.SQ.FTS.B , Zero Cpn , 11/28/25 .. $ 959 $ 941
7835086.SQ.FTS.B , Zero Cpn , 11/28/25 .. 1,971 1,884
7835215.SQ.FTS.B , Zero Cpn , 11/28/25 .. 429 417
7835280.SQ.FTS.B , Zero Cpn , 11/28/25 .. 3,528 3,453
7835424.SQ.FTS.B , Zero Cpn , 11/28/25 .. 17,516 3,973
7835773.SQ.FTS.B , Zero Cpn , 11/28/25 .. 4,421 3,813
7835887.SQ.FTS.B , Zero Cpn , 11/28/25 .. 1,602 1,560
7835976.SQ.FTS.B , Zero Cpn , 11/28/25 .. 639 631
7836024.SQ.FTS.B , Zero Cpn , 11/28/25 .. 2,533 2,447
7836267.SQ.FTS.B , Zero Cpn , 11/28/25 .. 1,074 1,035
7836558.SQ.FTS.B , Zero Cpn , 11/29/25 .. 16,197 15,639
7836996.SQ.FTS.B , Zero Cpn , 11/29/25 .. 4,702 3,400
7837132.SQ.FTS.B , Zero Cpn , 11/29/25 .. 1,674 1,655
7837446.SQ.FTS.B , Zero Cpn , 11/29/25 .. 7,347 7,140
7837744.SQ.FTS.B , Zero Cpn , 11/29/25 .. 3,549 3,291
7837905.SQ.FTS.B , Zero Cpn , 11/29/25 .. 8,743 6,711
7838086.SQ.FTS.B , Zero Cpn , 11/29/25 .. 10,886 10,576
7838445.SQ.FTS.B , Zero Cpn , 11/29/25 .. 30,671 29,422
7839137.SQ.FTS.B , Zero Cpn , 11/29/25 .. 2,423 2,123
7839256.SQ.FTS.B , Zero Cpn , 11/29/25 .. 1,863 1,813
7839579.SQ.FTS.B , Zero Cpn , 11/29/25 .. 1,024 967
7839803.SQ.FTS.B , Zero Cpn , 11/29/25 .. 13,757 13,372
7840090.SQ.FTS.B , Zero Cpn , 11/29/25 .. 1,654 1,604
7842361.SQ.FTS.B , Zero Cpn , 11/30/25 .. 8,548 8,485
7843746.SQ.FTS.B , Zero Cpn , 11/30/25 .. 1,441 1,259
7844442.SQ.FTS.B , Zero Cpn , 11/30/25 .. 731 717
7844476.SQ.FTS.B , Zero Cpn , 11/30/25 .. 7,427 4,059
7844585.SQ.FTS.B , Zero Cpn , 11/30/25 .. 1,613 1,594
7844680.SQ.FTS.B , Zero Cpn , 11/30/25 .. 30,832 29,632
7845424.SQ.FTS.B , Zero Cpn , 11/30/25 .. 1,603 1,576
7845511.SQ.FTS.B , Zero Cpn , 11/30/25 .. 2,090 1,837
7845571.SQ.FTS.B , Zero Cpn , 11/30/25 .. 2,122 1,999
7845841.SQ.FTS.B , Zero Cpn , 11/30/25 .. 2,915 1,904
7845868.SQ.FTS.B , Zero Cpn , 11/30/25 .. 2,992 2,863
7845907.SQ.FTS.B , Zero Cpn , 11/30/25 .. 22,834 21,704
7846405.SQ.FTS.B , Zero Cpn , 11/30/25 .. 16,261 15,719
7846535.SQ.FTS.B , Zero Cpn , 11/30/25 .. 1,174 1,139
7846609.SQ.FTS.B , Zero Cpn , 11/30/25 .. 495 454
7846633.SQ.FTS.B , Zero Cpn , 11/30/25 .. 5,625 2,191
7846814.SQ.FTS.B , Zero Cpn , 11/30/25 .. 13,443 13,148
7847485.SQ.FTS.B , Zero Cpn , 11/30/25 .. 1,300 1,282
7847708.SQ.FTS.B , Zero Cpn , 11/30/25 .. 2,571 2,350
7847801.SQ.FTS.B , Zero Cpn , 11/30/25 .. 1,049 994
7847818.SQ.FTS.B , Zero Cpn , 11/30/25 .. 9,570 8,876
7848334.SQ.FTS.B , Zero Cpn , 11/30/25 .. 13,165 12,959
7848760.SQ.FTS.B , Zero Cpn , 11/30/25 .. 3,934 3,709
7848895.SQ.FTS.B , Zero Cpn , 11/30/25 .. 929 878
7848928.SQ.FTS.B , Zero Cpn , 11/30/25 .. 774 761
7848953.SQ.FTS.B , Zero Cpn , 11/30/25 .. 16,394 15,631
7849403.SQ.FTS.B , Zero Cpn , 11/30/25 .. 11,121 10,582
7849584.SQ.FTS.B , Zero Cpn , 11/30/25 .. 537 524
7849623.SQ.FTS.B , Zero Cpn , 11/30/25 .. 25,843 23,689
7850227.SQ.FTS.B , Zero Cpn , 11/30/25 .. 5,145 4,846
7850420.SQ.FTS.B , Zero Cpn , 12/01/25 .. 7,613 5,682
7850616.SQ.FTS.B , Zero Cpn , 12/01/25 .. 10,137 9,892
7850878.SQ.FTS.B , Zero Cpn , 12/01/25 .. 4,134 4,069
7851001.SQ.FTS.B , Zero Cpn , 12/01/25 .. 11,143 10,865
7851295.SQ.FTS.B , Zero Cpn , 12/01/25 .. 1,041 1,023
Description
Principal
Amount Value
Block, Inc. (continued)
7851376.SQ.FTS.B , Zero Cpn , 12/01/25 .. $ 3,955 $ 3,849
7851469.SQ.FTS.B , Zero Cpn , 12/02/25 .. 3,422 3,210
7851550.SQ.FTS.B , Zero Cpn , 12/02/25 .. 188 183
7851559.SQ.FTS.B , Zero Cpn , 12/02/25 .. 1,307 1,255
7851585.SQ.FTS.B , Zero Cpn , 12/02/25 .. 2,003 1,433
7851705.SQ.FTS.B , Zero Cpn , 12/02/25 .. 1,435 693
7851948.SQ.FTS.B , Zero Cpn , 12/02/25 .. 1,914 1,860
7852147.SQ.FTS.B , Zero Cpn , 12/02/25 .. 10,428 10,012
7852710.SQ.FTS.B , Zero Cpn , 12/03/25 .. 5,974 5,718
7852848.SQ.FTS.B , Zero Cpn , 12/03/25 .. 1,286 1,081
7852930.SQ.FTS.B , Zero Cpn , 12/03/25 .. 767 757
7852976.SQ.FTS.B , Zero Cpn , 12/03/25 .. 2,188 2,139
7853143.SQ.FTS.B , Zero Cpn , 12/03/25 .. 3,577 3,426
7853428.SQ.FTS.B , Zero Cpn , 12/03/25 .. 5,986 5,831
7853709.SQ.FTS.B , Zero Cpn , 12/03/25 .. 1,503 1,281
7853790.SQ.FTS.B , Zero Cpn , 12/03/25 .. 3,401 3,146
7853918.SQ.FTS.B , Zero Cpn , 12/03/25 .. 2,630 2,594
7854047.SQ.FTS.B , Zero Cpn , 12/03/25 .. 6,412 5,245
7854215.SQ.FTS.B , Zero Cpn , 12/03/25 .. 2,272 1,914
7855419.SQ.FTS.B , Zero Cpn , 12/03/25 .. 7,741 7,593
7855676.SQ.FTS.B , Zero Cpn , 12/03/25 .. 13,800 13,244
7856314.SQ.FTS.B , Zero Cpn , 12/03/25 .. 2,021 1,942
7856381.SQ.FTS.B , Zero Cpn , 12/03/25 .. 1,059 1,037
7856432.SQ.FTS.B , Zero Cpn , 12/03/25 .. 5,463 5,177
7856526.SQ.FTS.B , Zero Cpn , 12/03/25 .. 4,438 4,305
7856673.SQ.FTS.B , Zero Cpn , 12/04/25 .. 12,255 11,857
7857128.SQ.FTS.B , Zero Cpn , 12/04/25 .. 19,791 19,090
7857953.SQ.FTS.B , Zero Cpn , 12/04/25 .. 9,004 8,842
7858294.SQ.FTS.B , Zero Cpn , 12/04/25 .. 2,847 2,818
7858486.SQ.FTS.B , Zero Cpn , 12/04/25 .. 814 142
7858494.SQ.FTS.B , Zero Cpn , 12/04/25 .. 4,227 3,296
7858606.SQ.FTS.B , Zero Cpn , 12/04/25 .. 11,300 10,765
7858914.SQ.FTS.B , Zero Cpn , 12/04/25 .. 555 536
7858954.SQ.FTS.B , Zero Cpn , 12/04/25 .. 11,767 11,338
7859202.SQ.FTS.B , Zero Cpn , 12/04/25 .. 1,658 1,612
7859227.SQ.FTS.B , Zero Cpn , 12/04/25 .. 2,604 2,454
7859288.SQ.FTS.B , Zero Cpn , 12/04/25 .. 18,192 17,407
7859727.SQ.FTS.B , Zero Cpn , 12/04/25 .. 42,166 40,781
7861344.SQ.FTS.B , Zero Cpn , 12/05/25 .. 2,768 2,605
7861428.SQ.FTS.B , Zero Cpn , 12/05/25 .. 3,557 2,419
7861597.SQ.FTS.B , Zero Cpn , 12/05/25 .. 554 547
7861877.SQ.FTS.B , Zero Cpn , 12/05/25 .. 11,895 11,693
7862288.SQ.FTS.B , Zero Cpn , 12/05/25 .. 16,398 16,119
7862743.SQ.FTS.B , Zero Cpn , 12/05/25 .. 9,452 9,129
7862954.SQ.FTS.B , Zero Cpn , 12/05/25 .. 1,331 1,302
7863110.SQ.FTS.B , Zero Cpn , 12/05/25 .. 37,754 36,433
7863944.SQ.FTS.B , Zero Cpn , 12/05/25 .. 1,218 1,159
7864015.SQ.FTS.B , Zero Cpn , 12/05/25 .. 20,961 19,952
7866569.SQ.FTS.B , Zero Cpn , 12/06/25 .. 1,797 1,759
7866654.SQ.FTS.B , Zero Cpn , 12/06/25 .. 634 609
7866671.SQ.FTS.B , Zero Cpn , 12/06/25 .. 5,469 5,107
7866837.SQ.FTS.B , Zero Cpn , 12/06/25 .. 4,599 4,472
7867018.SQ.FTS.B , Zero Cpn , 12/06/25 .. 417 384
7867041.SQ.FTS.B , Zero Cpn , 12/06/25 .. 2,765 2,729
7867381.SQ.FTS.B , Zero Cpn , 12/06/25 .. 10,339 7,389
7867762.SQ.FTS.B , Zero Cpn , 12/06/25 .. 977 954
7867807.SQ.FTS.B , Zero Cpn , 12/06/25 .. 2,092 1,986
7868085.SQ.FTS.B , Zero Cpn , 12/06/25 .. 281 278

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
47
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7868093.SQ.FTS.B , Zero Cpn , 12/06/25 .. $ 12,018 $ 10,982
7868297.SQ.FTS.B , Zero Cpn , 12/06/25 .. 4,370 4,292
7868490.SQ.FTS.B , Zero Cpn , 12/06/25 .. 1,551 1,520
7868520.SQ.FTS.B , Zero Cpn , 12/06/25 .. 1,124 1,112
7868573.SQ.FTS.B , Zero Cpn , 12/06/25 .. 6,808 6,461
7868765.SQ.FTS.B , Zero Cpn , 12/06/25 .. 5,339 5,122
7868908.SQ.FTS.B , Zero Cpn , 12/06/25 .. 10,539 10,019
7869186.SQ.FTS.B , Zero Cpn , 12/06/25 .. 2,908 2,412
7869257.SQ.FTS.B , Zero Cpn , 12/06/25 .. 4,105 4,020
7869614.SQ.FTS.B , Zero Cpn , 12/06/25 .. 2,020 1,959
7869657.SQ.FTS.B , Zero Cpn , 12/06/25 .. 2,888 2,824
7869739.SQ.FTS.B , Zero Cpn , 12/06/25 .. 827 799
7870001.SQ.FTS.B , Zero Cpn , 12/06/25 .. 921 884
7870033.SQ.FTS.B , Zero Cpn , 12/06/25 .. 5,579 4,944
7870141.SQ.FTS.B , Zero Cpn , 12/06/25 .. 6,141 6,022
7870300.SQ.FTS.B , Zero Cpn , 12/07/25 .. 7,069 6,866
7870506.SQ.FTS.B , Zero Cpn , 12/07/25 .. 5,243 5,096
7870701.SQ.FTS.B , Zero Cpn , 12/07/25 .. 5,009 4,875
7870903.SQ.FTS.B , Zero Cpn , 12/07/25 .. 4,561 4,368
7871198.SQ.FTS.B , Zero Cpn , 12/07/25 .. 4,368 4,309
7871505.SQ.FTS.B , Zero Cpn , 12/07/25 .. 5,227 5,091
7871648.SQ.FTS.B , Zero Cpn , 12/07/25 .. 3,812 3,742
7871823.SQ.FTS.B , Zero Cpn , 12/07/25 .. 1,367 1,345
7871902.SQ.FTS.B , Zero Cpn , 12/07/25 .. 1,893 1,823
7871970.SQ.FTS.B , Zero Cpn , 12/07/25 .. 6,317 6,129
7872111.SQ.FTS.B , Zero Cpn , 12/07/25 .. 2,820 2,732
7872278.SQ.FTS.B , Zero Cpn , 12/07/25 .. 8,191 7,761
7872422.SQ.FTS.B , Zero Cpn , 12/07/25 .. 2,454 2,393
7872484.SQ.FTS.B , Zero Cpn , 12/07/25 .. 7,754 7,585
7872661.SQ.FTS.B , Zero Cpn , 12/07/25 .. 843 815
7872677.SQ.FTS.B , Zero Cpn , 12/07/25 .. 32,092 30,799
7873459.SQ.FTS.B , Zero Cpn , 12/07/25 .. 5,827 5,773
7873748.SQ.FTS.B , Zero Cpn , 12/07/25 .. 2,148 2,074
7873829.SQ.FTS.B , Zero Cpn , 12/07/25 .. 10,301 10,097
7873952.SQ.FTS.B , Zero Cpn , 12/08/25 .. 8,053 7,751
7874099.SQ.FTS.B , Zero Cpn , 12/08/25 .. 3,138 2,980
7874170.SQ.FTS.B , Zero Cpn , 12/08/25 .. 2,764 2,462
7874215.SQ.FTS.B , Zero Cpn , 12/08/25 .. 12,254 12,034
7874634.SQ.FTS.B , Zero Cpn , 12/08/25 .. 1,687 1,636
7874673.SQ.FTS.B , Zero Cpn , 12/08/25 .. 8,974 8,444
7874816.SQ.FTS.B , Zero Cpn , 12/08/25 .. 1,602 1,545
7874855.SQ.FTS.B , Zero Cpn , 12/08/25 .. 14,602 13,339
7875298.SQ.FTS.B , Zero Cpn , 12/09/25 .. 4,301 2,462
7875351.SQ.FTS.B , Zero Cpn , 12/09/25 .. 3,121 3,070
7875450.SQ.FTS.B , Zero Cpn , 12/09/25 .. 4,487 4,373
7875569.SQ.FTS.B , Zero Cpn , 12/09/25 .. 7,184 6,882
7875686.SQ.FTS.B , Zero Cpn , 12/09/25 .. 2,392 2,324
7875728.SQ.FTS.B , Zero Cpn , 12/09/25 .. 1,277 1,248
7875752.SQ.FTS.B , Zero Cpn , 12/09/25 .. 13,287 12,064
7876109.SQ.FTS.B , Zero Cpn , 12/10/25 .. 6,064 5,724
7876414.SQ.FTS.B , Zero Cpn , 12/10/25 .. 1,691 1,415
7876499.SQ.FTS.B , Zero Cpn , 12/10/25 .. 887 863
7876546.SQ.FTS.B , Zero Cpn , 12/10/25 .. 16,570 14,667
7877110.SQ.FTS.B , Zero Cpn , 12/10/25 .. 2,579 2,542
7877194.SQ.FTS.B , Zero Cpn , 12/10/25 .. 1,614 1,389
7877250.SQ.FTS.B , Zero Cpn , 12/10/25 .. 21,073 20,573
7877855.SQ.FTS.B , Zero Cpn , 12/10/25 .. 919 905
7877970.SQ.FTS.B , Zero Cpn , 12/10/25 .. 2,308 2,234
Description
Principal
Amount Value
Block, Inc. (continued)
7878012.SQ.FTS.B , Zero Cpn , 12/10/25 .. $ 1,139 $ 1,055
7878057.SQ.FTS.B , Zero Cpn , 12/10/25 .. 5,595 5,113
7878218.SQ.FTS.B , Zero Cpn , 12/10/25 .. 6,671 6,461
7878383.SQ.FTS.B , Zero Cpn , 12/10/25 .. 10,534 8,423
7878622.SQ.FTS.B , Zero Cpn , 12/10/25 .. 3,715 3,555
7878765.SQ.FTS.B , Zero Cpn , 12/10/25 .. 2,611 2,561
7878861.SQ.FTS.B , Zero Cpn , 12/10/25 .. 5,144 5,014
7879086.SQ.FTS.B , Zero Cpn , 12/10/25 .. 1,167 1,051
7879438.SQ.FTS.B , Zero Cpn , 12/10/25 .. 754 737
7879467.SQ.FTS.B , Zero Cpn , 12/10/25 .. 2,634 2,538
7879537.SQ.FTS.B , Zero Cpn , 12/10/25 .. 4,834 4,725
7879826.SQ.FTS.B , Zero Cpn , 12/11/25 .. 1,839 1,778
7879941.SQ.FTS.B , Zero Cpn , 12/11/25 .. 2,740 2,671
7880092.SQ.FTS.B , Zero Cpn , 12/11/25 .. 1,066 1,002
7880155.SQ.FTS.B , Zero Cpn , 12/11/25 .. 1,544 171
7880173.SQ.FTS.B , Zero Cpn , 12/11/25 .. 5,795 5,606
7880743.SQ.FTS.B , Zero Cpn , 12/11/25 .. 12,915 12,424
7881209.SQ.FTS.B , Zero Cpn , 12/11/25 .. 2,085 2,035
7881341.SQ.FTS.B , Zero Cpn , 12/11/25 .. 2,122 2,104
7881492.SQ.FTS.B , Zero Cpn , 12/11/25 .. 1,367 1,060
7881518.SQ.FTS.B , Zero Cpn , 12/11/25 .. 6,438 6,146
7881788.SQ.FTS.B , Zero Cpn , 12/11/25 .. 10,082 9,835
7882093.SQ.FTS.B , Zero Cpn , 12/11/25 .. 357 349
7882098.SQ.FTS.B , Zero Cpn , 12/11/25 .. 23,338 22,805
7882524.SQ.FTS.B , Zero Cpn , 12/11/25 .. 714 627
7882536.SQ.FTS.B , Zero Cpn , 12/11/25 .. 2,472 2,362
7882617.SQ.FTS.B , Zero Cpn , 12/11/25 .. 10,608 10,155
7882947.SQ.FTS.B , Zero Cpn , 12/11/25 .. 10,633 7,215
7883146.SQ.FTS.B , Zero Cpn , 12/11/25 .. 7,837 3,844
7883342.SQ.FTS.B , Zero Cpn , 12/11/25 .. 9,886 9,722
7883523.SQ.FTS.B , Zero Cpn , 12/12/25 .. 4,174 4,090
7883696.SQ.FTS.B , Zero Cpn , 12/12/25 .. 3,476 3,342
7883777.SQ.FTS.B , Zero Cpn , 12/12/25 .. 726 717
7883810.SQ.FTS.B , Zero Cpn , 12/12/25 .. 7,263 6,934
7883978.SQ.FTS.B , Zero Cpn , 12/12/25 .. 4,499 4,385
7885147.SQ.FTS.B , Zero Cpn , 12/12/25 .. 1,178 1,129
7885173.SQ.FTS.B , Zero Cpn , 12/12/25 .. 1,075 958
7885206.SQ.FTS.B , Zero Cpn , 12/12/25 .. 145 142
7885225.SQ.FTS.B , Zero Cpn , 12/12/25 .. 1,049 926
7885255.SQ.FTS.B , Zero Cpn , 12/12/25 .. 9,653 9,394
7885639.SQ.FTS.B , Zero Cpn , 12/12/25 .. 41,712 27,827
7886251.SQ.FTS.B , Zero Cpn , 12/12/25 .. 17,885 4,904
7886682.SQ.FTS.B , Zero Cpn , 12/12/25 .. 2,957 2,849
7886726.SQ.FTS.B , Zero Cpn , 12/12/25 .. 2,886 2,814
7886840.SQ.FTS.B , Zero Cpn , 12/12/25 .. 511 152
7886872.SQ.FTS.B , Zero Cpn , 12/12/25 .. 1,121 1,065
7886913.SQ.FTS.B , Zero Cpn , 12/12/25 .. 7,319 6,807
7889235.SQ.FTS.B , Zero Cpn , 12/13/25 .. 2,645 2,604
7889459.SQ.FTS.B , Zero Cpn , 12/13/25 .. 2,221 2,151
7889527.SQ.FTS.B , Zero Cpn , 12/13/25 .. 5,271 5,152
7889782.SQ.FTS.B , Zero Cpn , 12/13/25 .. 5,791 5,128
7889998.SQ.FTS.B , Zero Cpn , 12/13/25 .. 4,417 1,827
7890338.SQ.FTS.B , Zero Cpn , 12/13/25 .. 2,630 2,495
7890461.SQ.FTS.B , Zero Cpn , 12/13/25 .. 1,145 1,097
7890498.SQ.FTS.B , Zero Cpn , 12/13/25 .. 4,112 4,000
7890643.SQ.FTS.B , Zero Cpn , 12/13/25 .. 1,095 1,080
7890762.SQ.FTS.B , Zero Cpn , 12/13/25 .. 8,662 8,389
7891042.SQ.FTS.B , Zero Cpn , 12/13/25 .. 52,455 50,219

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
48
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7892128.SQ.FTS.B , Zero Cpn , 12/13/25 .. $ 386 $ 345
7892136.SQ.FTS.B , Zero Cpn , 12/13/25 .. 2,668 2,609
7892192.SQ.FTS.B , Zero Cpn , 12/13/25 .. 6,072 5,520
7892374.SQ.FTS.B , Zero Cpn , 12/13/25 .. 2,167 1,904
7892396.SQ.FTS.B , Zero Cpn , 12/13/25 .. 3,235 3,141
7892457.SQ.FTS.B , Zero Cpn , 12/13/25 .. 3,675 3,565
7892543.SQ.FTS.B , Zero Cpn , 12/13/25 .. 6,404 6,134
7892808.SQ.FTS.B , Zero Cpn , 12/13/25 .. 2,959 2,647
7892891.SQ.FTS.B , Zero Cpn , 12/13/25 .. 1,364 1,327
7893084.SQ.FTS.B , Zero Cpn , 12/14/25 .. 1,168 1,060
7893153.SQ.FTS.B , Zero Cpn , 12/14/25 .. 1,286 1,253
7893196.SQ.FTS.B , Zero Cpn , 12/14/25 .. 1,242 1,185
7893635.SQ.FTS.B , Zero Cpn , 12/14/25 .. 3,151 2,966
7893834.SQ.FTS.B , Zero Cpn , 12/14/25 .. 1,388 1,356
7893956.SQ.FTS.B , Zero Cpn , 12/14/25 .. 18,011 17,234
7894598.SQ.FTS.B , Zero Cpn , 12/14/25 .. 4,321 4,166
7894731.SQ.FTS.B , Zero Cpn , 12/14/25 .. 3,700 3,434
7894822.SQ.FTS.B , Zero Cpn , 12/14/25 .. 5,945 5,300
7894910.SQ.FTS.B , Zero Cpn , 12/14/25 .. 2,708 2,692
7895266.SQ.FTS.B , Zero Cpn , 12/14/25 .. 4,743 4,401
7895307.SQ.FTS.B , Zero Cpn , 12/14/25 .. 20,024 12,058
7895588.SQ.FTS.B , Zero Cpn , 12/14/25 .. 5,455 5,346
7895723.SQ.FTS.B , Zero Cpn , 12/14/25 .. 4,584 4,461
7895825.SQ.FTS.B , Zero Cpn , 12/14/25 .. 14,731 13,547
7896117.SQ.FTS.B , Zero Cpn , 12/14/25 .. 48,238 46,273
7898689.SQ.FTS.B , Zero Cpn , 12/15/25 .. 13,200 10,380
7898884.SQ.FTS.B , Zero Cpn , 12/15/25 .. 5,104 4,885
7898977.SQ.FTS.B , Zero Cpn , 12/15/25 .. 4,431 4,109
7899066.SQ.FTS.B , Zero Cpn , 12/15/25 .. 13,056 12,508
7899279.SQ.FTS.B , Zero Cpn , 12/15/25 .. 2,847 2,176
7899340.SQ.FTS.B , Zero Cpn , 12/15/25 .. 811 785
7899357.SQ.FTS.B , Zero Cpn , 12/15/25 .. 17,623 16,582
7899676.SQ.FTS.B , Zero Cpn , 12/15/25 .. 184 181
7899725.SQ.FTS.B , Zero Cpn , 12/16/25 .. 4,194 4,040
7899791.SQ.FTS.B , Zero Cpn , 12/16/25 .. 3,516 3,403
7899843.SQ.FTS.B , Zero Cpn , 12/16/25 .. 2,139 1,584
7899874.SQ.FTS.B , Zero Cpn , 12/16/25 .. 6,984 6,017
7899976.SQ.FTS.B , Zero Cpn , 12/16/25 .. 12,556 12,193
7900211.SQ.FTS.B , Zero Cpn , 12/16/25 .. 1,260 917
7900247.SQ.FTS.B , Zero Cpn , 12/16/25 .. 4,487 4,396
7900358.SQ.FTS.B , Zero Cpn , 12/16/25 .. 6,954 6,693
7900482.SQ.FTS.B , Zero Cpn , 12/16/25 .. 6,297 6,230
7900789.SQ.FTS.B , Zero Cpn , 12/17/25 .. 5,269 4,756
7901133.SQ.FTS.B , Zero Cpn , 12/17/25 .. 4,726 4,476
7901344.SQ.FTS.B , Zero Cpn , 12/17/25 .. 9,476 9,196
7901651.SQ.FTS.B , Zero Cpn , 12/17/25 .. 4,536 4,343
7901791.SQ.FTS.B , Zero Cpn , 12/17/25 .. 41,878 40,976
7902820.SQ.FTS.B , Zero Cpn , 12/17/25 .. 4,959 4,811
7903865.SQ.FTS.B , Zero Cpn , 12/17/25 .. 2,403 2,332
7903964.SQ.FTS.B , Zero Cpn , 12/17/25 .. 4,361 4,267
7904167.SQ.FTS.B , Zero Cpn , 12/17/25 .. 1,582 1,241
7904290.SQ.FTS.B , Zero Cpn , 12/18/25 .. 24,497 22,510
7904941.SQ.FTS.B , Zero Cpn , 12/18/25 .. 1,644 1,562
7904988.SQ.FTS.B , Zero Cpn , 12/18/25 .. 1,288 1,252
7905405.SQ.FTS.B , Zero Cpn , 12/18/25 .. 3,451 3,331
7905542.SQ.FTS.B , Zero Cpn , 12/18/25 .. 831 806
7905602.SQ.FTS.B , Zero Cpn , 12/18/25 .. 2,453 2,417
7905723.SQ.FTS.B , Zero Cpn , 12/18/25 .. 5,044 4,824
Description
Principal
Amount Value
Block, Inc. (continued)
7905838.SQ.FTS.B , Zero Cpn , 12/18/25 .. $ 29,811 $ 28,206
7906380.SQ.FTS.B , Zero Cpn , 12/18/25 .. 5,612 5,462
7906502.SQ.FTS.B , Zero Cpn , 12/18/25 .. 3,722 3,579
7906583.SQ.FTS.B , Zero Cpn , 12/18/25 .. 406 397
7906618.SQ.FTS.B , Zero Cpn , 12/18/25 .. 1,073 1,037
7906625.SQ.FTS.B , Zero Cpn , 12/18/25 .. 29,006 27,914
7907391.SQ.FTS.B , Zero Cpn , 12/18/25 .. 2,599 2,515
7907473.SQ.FTS.B , Zero Cpn , 12/18/25 .. 344 340
7907498.SQ.FTS.B , Zero Cpn , 12/18/25 .. 5,022 4,753
7907624.SQ.FTS.B , Zero Cpn , 12/18/25 .. 40,314 36,971
7909850.SQ.FTS.B , Zero Cpn , 12/19/25 .. 3,668 3,584
7910087.SQ.FTS.B , Zero Cpn , 12/19/25 .. 10,724 10,375
7910267.SQ.FTS.B , Zero Cpn , 12/19/25 .. 885 844
7910282.SQ.FTS.B , Zero Cpn , 12/19/25 .. 12,416 11,741
7910474.SQ.FTS.B , Zero Cpn , 12/19/25 .. 3,683 3,543
7910537.SQ.FTS.B , Zero Cpn , 12/19/25 .. 17,583 17,221
7910892.SQ.FTS.B , Zero Cpn , 12/19/25 .. 2,949 2,862
7910935.SQ.FTS.B , Zero Cpn , 12/19/25 .. 4,683 4,557
7910994.SQ.FTS.B , Zero Cpn , 12/19/25 .. 1,292 1,262
7911019.SQ.FTS.B , Zero Cpn , 12/19/25 .. 2,057 2,010
7911054.SQ.FTS.B , Zero Cpn , 12/19/25 .. 2,187 2,119
7911087.SQ.FTS.B , Zero Cpn , 12/19/25 .. 15,441 14,504
7911482.SQ.FTS.B , Zero Cpn , 12/20/25 .. 13,530 13,065
7912235.SQ.FTS.B , Zero Cpn , 12/20/25 .. 54,778 52,133
7913638.SQ.FTS.B , Zero Cpn , 12/20/25 .. 11,321 10,880
7913838.SQ.FTS.B , Zero Cpn , 12/20/25 .. 1,812 1,588
7913888.SQ.FTS.B , Zero Cpn , 12/20/25 .. 1,551 1,482
7913933.SQ.FTS.B , Zero Cpn , 12/20/25 .. 1,317 474
7913967.SQ.FTS.B , Zero Cpn , 12/20/25 .. 1,375 1,348
7913994.SQ.FTS.B , Zero Cpn , 12/20/25 .. 1,679 1,315
7914015.SQ.FTS.B , Zero Cpn , 12/20/25 .. 2,232 1,762
7914075.SQ.FTS.B , Zero Cpn , 12/20/25 .. 1,723 1,649
7914153.SQ.FTS.B , Zero Cpn , 12/20/25 .. 5,956 1,026
7914226.SQ.FTS.B , Zero Cpn , 12/20/25 .. 1,104 1,010
7914260.SQ.FTS.B , Zero Cpn , 12/20/25 .. 2,513 2,408
7914317.SQ.FTS.B , Zero Cpn , 12/20/25 .. 4,098 3,982
7914440.SQ.FTS.B , Zero Cpn , 12/20/25 .. 16,163 15,625
7914885.SQ.FTS.B , Zero Cpn , 12/21/25 .. 7,560 7,265
7915212.SQ.FTS.B , Zero Cpn , 12/21/25 .. 3,926 3,772
7915420.SQ.FTS.B , Zero Cpn , 12/21/25 .. 12,706 12,382
7915978.SQ.FTS.B , Zero Cpn , 12/21/25 .. 36,680 15,066
7916641.SQ.FTS.B , Zero Cpn , 12/21/25 .. 11,174 10,564
7916789.SQ.FTS.B , Zero Cpn , 12/21/25 .. 15,977 14,238
7917504.SQ.FTS.B , Zero Cpn , 12/21/25 .. 8,865 8,657
7917745.SQ.FTS.B , Zero Cpn , 12/21/25 .. 1,249 1,235
7917792.SQ.FTS.B , Zero Cpn , 12/21/25 .. 6,606 5,163
7918050.SQ.FTS.B , Zero Cpn , 12/21/25 .. 5,432 5,316
7918176.SQ.FTS.B , Zero Cpn , 12/21/25 .. 5,228 5,067
7918420.SQ.FTS.B , Zero Cpn , 12/21/25 .. 36,580 34,097
7918868.SQ.FTS.B , Zero Cpn , 12/22/25 .. 4,092 3,955
7919078.SQ.FTS.B , Zero Cpn , 12/22/25 .. 3,024 2,945
7919163.SQ.FTS.B , Zero Cpn , 12/22/25 .. 2,478 1,960
7919189.SQ.FTS.B , Zero Cpn , 12/22/25 .. 2,377 2,248
7919230.SQ.FTS.B , Zero Cpn , 12/22/25 .. 1,617 1,572
7919264.SQ.FTS.B , Zero Cpn , 12/22/25 .. 7,118 6,941
7919418.SQ.FTS.B , Zero Cpn , 12/22/25 .. 1,592 1,560
7919471.SQ.FTS.B , Zero Cpn , 12/22/25 .. 11,716 11,403
7919979.SQ.FTS.B , Zero Cpn , 12/23/25 .. 1,482 1,373

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
49
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7920013.SQ.FTS.B , Zero Cpn , 12/23/25 .. $ 10,739 $ 10,313
7920291.SQ.FTS.B , Zero Cpn , 12/23/25 .. 8,248 7,966
7920499.SQ.FTS.B , Zero Cpn , 12/23/25 .. 5,947 5,791
7920634.SQ.FTS.B , Zero Cpn , 12/23/25 .. 7,904 7,715
7921120.SQ.FTS.B , Zero Cpn , 12/24/25 .. 4,348 4,146
7921307.SQ.FTS.B , Zero Cpn , 12/24/25 .. 1,511 1,452
7921377.SQ.FTS.B , Zero Cpn , 12/24/25 .. 3,870 3,754
7921653.SQ.FTS.B , Zero Cpn , 12/24/25 .. 1,883 1,757
7921818.SQ.FTS.B , Zero Cpn , 12/24/25 .. 3,086 2,943
7922053.SQ.FTS.B , Zero Cpn , 12/24/25 .. 1,951 1,746
7922196.SQ.FTS.B , Zero Cpn , 12/24/25 .. 3,701 3,596
7922324.SQ.FTS.B , Zero Cpn , 12/24/25 .. 1,646 1,604
7922389.SQ.FTS.B , Zero Cpn , 12/24/25 .. 5,348 5,204
7922573.SQ.FTS.B , Zero Cpn , 12/24/25 .. 2,820 2,780
7922714.SQ.FTS.B , Zero Cpn , 12/24/25 .. 1,262 941
7922735.SQ.FTS.B , Zero Cpn , 12/24/25 .. 1,936 1,818
7922783.SQ.FTS.B , Zero Cpn , 12/24/25 .. 7,115 6,948
7923000.SQ.FTS.B , Zero Cpn , 12/24/25 .. 3,750 3,606
7923129.SQ.FTS.B , Zero Cpn , 12/24/25 .. 14,214 12,483
7923488.SQ.FTS.B , Zero Cpn , 12/24/25 .. 2,214 2,165
7923587.SQ.FTS.B , Zero Cpn , 12/24/25 .. 100 98
7923632.SQ.FTS.B , Zero Cpn , 12/24/25 .. 3,010 2,918
7923729.SQ.FTS.B , Zero Cpn , 12/24/25 .. 2,118 2,053
7923767.SQ.FTS.B , Zero Cpn , 12/24/25 .. 5,442 5,318
7923973.SQ.FTS.B , Zero Cpn , 12/24/25 .. 1,233 869
7924029.SQ.FTS.B , Zero Cpn , 12/24/25 .. 16,301 15,590
7924387.SQ.FTS.B , Zero Cpn , 12/24/25 .. 4,571 4,492
7924602.SQ.FTS.B , Zero Cpn , 12/25/25 .. 18,257 17,418
7925127.SQ.FTS.B , Zero Cpn , 12/25/25 .. 502 485
7925165.SQ.FTS.B , Zero Cpn , 12/25/25 .. 4,412 4,238
7925268.SQ.FTS.B , Zero Cpn , 12/25/25 .. 11,025 10,493
7925726.SQ.FTS.B , Zero Cpn , 12/25/25 .. 2,529 2,440
7925893.SQ.FTS.B , Zero Cpn , 12/25/25 .. 4,412 4,325
7926089.SQ.FTS.B , Zero Cpn , 12/25/25 .. 1,775 1,733
7926169.SQ.FTS.B , Zero Cpn , 12/25/25 .. 1,904 1,829
7926228.SQ.FTS.B , Zero Cpn , 12/25/25 .. 17,864 17,215
7926597.SQ.FTS.B , Zero Cpn , 12/25/25 .. 7,318 6,542
7926714.SQ.FTS.B , Zero Cpn , 12/25/25 .. 1,298 1,268
7926733.SQ.FTS.B , Zero Cpn , 12/25/25 .. 2,078 2,008
7926878.SQ.FTS.B , Zero Cpn , 12/25/25 .. 42,615 41,453
7927748.SQ.FTS.B , Zero Cpn , 12/25/25 .. 2,367 2,245
7927799.SQ.FTS.B , Zero Cpn , 12/25/25 .. 17,183 15,730
7928118.SQ.FTS.B , Zero Cpn , 12/25/25 .. 18,016 16,819
7928341.SQ.FTS.B , Zero Cpn , 12/26/25 .. 3,418 3,374
7928472.SQ.FTS.B , Zero Cpn , 12/26/25 .. 22,657 21,803
7929420.SQ.FTS.B , Zero Cpn , 12/26/25 .. 2,523 1,725
7929462.SQ.FTS.B , Zero Cpn , 12/26/25 .. 13,255 12,937
7930175.SQ.FTS.B , Zero Cpn , 12/26/25 .. 2,165 975
7930226.SQ.FTS.B , Zero Cpn , 12/26/25 .. 1,226 1,185
7930369.SQ.FTS.B , Zero Cpn , 12/26/25 .. 4,536 4,361
7930578.SQ.FTS.B , Zero Cpn , 12/26/25 .. 3,891 3,770
7930770.SQ.FTS.B , Zero Cpn , 12/26/25 .. 1,905 1,860
7930804.SQ.FTS.B , Zero Cpn , 12/26/25 .. 6,608 6,425
7931221.SQ.FTS.B , Zero Cpn , 12/26/25 .. 13,044 12,711
7931571.SQ.FTS.B , Zero Cpn , 12/26/25 .. 4,118 4,031
7931741.SQ.FTS.B , Zero Cpn , 12/26/25 .. 1,148 1,125
7931768.SQ.FTS.B , Zero Cpn , 12/26/25 .. 5,295 5,168
7931961.SQ.FTS.B , Zero Cpn , 12/26/25 .. 9,781 2,047
Description
Principal
Amount Value
Block, Inc. (continued)
7934195.SQ.FTS.B , Zero Cpn , 12/27/25 .. $ 17,704 $ 17,007
7934790.SQ.FTS.B , Zero Cpn , 12/27/25 .. 5,046 4,882
7935066.SQ.FTS.B , Zero Cpn , 12/27/25 .. 575 539
7935179.SQ.FTS.B , Zero Cpn , 12/27/25 .. 6,156 5,915
7935527.SQ.FTS.B , Zero Cpn , 12/27/25 .. 7,415 7,083
7935729.SQ.FTS.B , Zero Cpn , 12/27/25 .. 1,923 378
7935761.SQ.FTS.B , Zero Cpn , 12/27/25 .. 6,245 6,079
7935985.SQ.FTS.B , Zero Cpn , 12/27/25 .. 23,360 22,601
7936525.SQ.FTS.B , Zero Cpn , 12/27/25 .. 5,134 5,009
7936845.SQ.FTS.B , Zero Cpn , 12/27/25 .. 26,205 25,296
7937527.SQ.FTS.B , Zero Cpn , 12/27/25 .. 3,282 3,177
7937567.SQ.FTS.B , Zero Cpn , 12/27/25 .. 996 971
7937581.SQ.FTS.B , Zero Cpn , 12/27/25 .. 9,376 9,089
7937842.SQ.FTS.B , Zero Cpn , 12/27/25 .. 1,045 996
7937880.SQ.FTS.B , Zero Cpn , 12/27/25 .. 15,814 15,448
7938157.SQ.FTS.B , Zero Cpn , 12/28/25 .. 1,174 1,136
7938306.SQ.FTS.B , Zero Cpn , 12/28/25 .. 7,565 7,259
7938570.SQ.FTS.B , Zero Cpn , 12/28/25 .. 4,292 4,175
7938792.SQ.FTS.B , Zero Cpn , 12/28/25 .. 9,106 8,828
7939433.SQ.FTS.B , Zero Cpn , 12/28/25 .. 3,120 2,995
7939755.SQ.FTS.B , Zero Cpn , 12/28/25 .. 4,616 4,391
7939840.SQ.FTS.B , Zero Cpn , 12/28/25 .. 698 685
7939914.SQ.FTS.B , Zero Cpn , 12/28/25 .. 53,766 52,540
7941616.SQ.FTS.B , Zero Cpn , 12/28/25 .. 3,743 3,564
7941765.SQ.FTS.B , Zero Cpn , 12/28/25 .. 288 280
7941864.SQ.FTS.B , Zero Cpn , 12/29/25 .. 2,357 2,296
7941951.SQ.FTS.B , Zero Cpn , 12/29/25 .. 903 873
7941973.SQ.FTS.B , Zero Cpn , 12/29/25 .. 4,082 3,859
7942057.SQ.FTS.B , Zero Cpn , 12/29/25 .. 3,066 1,300
7942116.SQ.FTS.B , Zero Cpn , 12/29/25 .. 837 809
7942145.SQ.FTS.B , Zero Cpn , 12/29/25 .. 1,706 1,563
7942180.SQ.FTS.B , Zero Cpn , 12/29/25 .. 3,080 1,503
7942230.SQ.FTS.B , Zero Cpn , 12/29/25 .. 1,743 1,696
7942360.SQ.FTS.B , Zero Cpn , 12/29/25 .. 14,318 13,945
7942981.SQ.FTS.B , Zero Cpn , 12/30/25 .. 1,285 1,223
7943014.SQ.FTS.B , Zero Cpn , 12/30/25 .. 1,438 1,405
7943129.SQ.FTS.B , Zero Cpn , 12/30/25 .. 6,169 5,756
7943271.SQ.FTS.B , Zero Cpn , 12/30/25 .. 906 877
7943292.SQ.FTS.B , Zero Cpn , 12/30/25 .. 6,174 5,966
7943463.SQ.FTS.B , Zero Cpn , 12/30/25 .. 4,170 3,951
7943598.SQ.FTS.B , Zero Cpn , 12/30/25 .. 30,126 27,625
7944955.SQ.FTS.B , Zero Cpn , 1/01/26 ... 24,782 11,694
7945625.SQ.FTS.B , Zero Cpn , 1/01/26 ... 9,018 4,282
7945868.SQ.FTS.B , Zero Cpn , 1/01/26 ... 2,024 1,979
7945929.SQ.FTS.B , Zero Cpn , 1/01/26 ... 2,573 2,467
7945991.SQ.FTS.B , Zero Cpn , 1/01/26 ... 5,861 5,674
7946108.SQ.FTS.B , Zero Cpn , 1/01/26 ... 26,786 26,348
7947285.SQ.FTS.B , Zero Cpn , 1/01/26 ... 1,723 1,637
7947322.SQ.FTS.B , Zero Cpn , 1/01/26 ... 1,302 1,242
7947383.SQ.FTS.B , Zero Cpn , 1/01/26 ... 7,671 7,308
7947590.SQ.FTS.B , Zero Cpn , 1/01/26 ... 13,555 11,962
7949405.SQ.FTS.B , Zero Cpn , 1/02/26 ... 9,096 8,805
7949670.SQ.FTS.B , Zero Cpn , 1/02/26 ... 5,383 5,188
7949809.SQ.FTS.B , Zero Cpn , 1/02/26 ... 4,351 1,306
7949923.SQ.FTS.B , Zero Cpn , 1/02/26 ... 13,516 13,044
7950515.SQ.FTS.B , Zero Cpn , 1/02/26 ... 1,304 215
7950572.SQ.FTS.B , Zero Cpn , 1/02/26 ... 9,728 9,380
7950936.SQ.FTS.B , Zero Cpn , 1/02/26 ... 10,658 8,130

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
50
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7951118.SQ.FTS.B , Zero Cpn , 1/02/26 ... $ 5,376 $ 4,978
7951188.SQ.FTS.B , Zero Cpn , 1/02/26 ... 3,291 2,104
7951382.SQ.FTS.B , Zero Cpn , 1/02/26 ... 2,673 2,576
7951446.SQ.FTS.B , Zero Cpn , 1/02/26 ... 3,188 2,568
7951514.SQ.FTS.B , Zero Cpn , 1/02/26 ... 6,637 6,532
7951644.SQ.FTS.B , Zero Cpn , 1/02/26 ... 1,793 1,723
7951666.SQ.FTS.B , Zero Cpn , 1/02/26 ... 1,889 1,768
7951698.SQ.FTS.B , Zero Cpn , 1/02/26 ... 28,407 27,372
7952260.SQ.FTS.B , Zero Cpn , 1/02/26 ... 1,735 1,677
7952354.SQ.FTS.B , Zero Cpn , 1/02/26 ... 397 388
7952405.SQ.FTS.B , Zero Cpn , 1/02/26 ... 9,427 9,231
7952679.SQ.FTS.B , Zero Cpn , 1/02/26 ... 4,462 4,310
7952900.SQ.FTS.B , Zero Cpn , 1/02/26 ... 645 636
7953019.SQ.FTS.B , Zero Cpn , 1/02/26 ... 5,082 4,848
7955230.SQ.FTS.B , Zero Cpn , 1/03/26 ... 4,961 4,781
7955452.SQ.FTS.B , Zero Cpn , 1/03/26 ... 1,336 1,295
7955509.SQ.FTS.B , Zero Cpn , 1/03/26 ... 1,622 1,594
7955594.SQ.FTS.B , Zero Cpn , 1/03/26 ... 1,933 1,899
7955776.SQ.FTS.B , Zero Cpn , 1/03/26 ... 3,324 3,255
7955992.SQ.FTS.B , Zero Cpn , 1/03/26 ... 3,240 3,188
7956235.SQ.FTS.B , Zero Cpn , 1/03/26 ... 319 317
7956361.SQ.FTS.B , Zero Cpn , 1/03/26 ... 1,819 1,801
7956516.SQ.FTS.B , Zero Cpn , 1/03/26 ... 15,097 14,544
7956861.SQ.FTS.B , Zero Cpn , 1/03/26 ... 1,242 1,195
7956894.SQ.FTS.B , Zero Cpn , 1/03/26 ... 11,184 10,783
7957083.SQ.FTS.B , Zero Cpn , 1/03/26 ... 696 665
7957107.SQ.FTS.B , Zero Cpn , 1/03/26 ... 3,043 2,953
7957152.SQ.FTS.B , Zero Cpn , 1/03/26 ... 64,851 62,596
7958490.SQ.FTS.B , Zero Cpn , 1/03/26 ... 493 356
7958493.SQ.FTS.B , Zero Cpn , 1/03/26 ... 5,984 5,798
7958609.SQ.FTS.B , Zero Cpn , 1/03/26 ... 5,882 5,703
7958766.SQ.FTS.B , Zero Cpn , 1/03/26 ... 1,271 1,246
7958809.SQ.FTS.B , Zero Cpn , 1/03/26 ... 1,099 1,074
7958846.SQ.FTS.B , Zero Cpn , 1/04/26 ... 2,638 2,455
7958937.SQ.FTS.B , Zero Cpn , 1/04/26 ... 6,670 6,425
7959042.SQ.FTS.B , Zero Cpn , 1/04/26 ... 3,460 3,338
7959102.SQ.FTS.B , Zero Cpn , 1/04/26 ... 9,602 9,355
7959271.SQ.FTS.B , Zero Cpn , 1/04/26 ... 7,966 7,732
7959423.SQ.FTS.B , Zero Cpn , 1/04/26 ... 4,724 4,487
7959475.SQ.FTS.B , Zero Cpn , 1/04/26 ... 1,485 1,424
7959509.SQ.FTS.B , Zero Cpn , 1/04/26 ... 3,979 3,209
7959550.SQ.FTS.B , Zero Cpn , 1/04/26 ... 1,130 1,109
7959665.SQ.FTS.B , Zero Cpn , 1/04/26 ... 718 630
7959671.SQ.FTS.B , Zero Cpn , 1/04/26 ... 4,143 3,940
7959717.SQ.FTS.B , Zero Cpn , 1/04/26 ... 5,198 4,921
7959781.SQ.FTS.B , Zero Cpn , 1/04/26 ... 1,230 1,115
7959798.SQ.FTS.B , Zero Cpn , 1/04/26 ... 1,794 1,761
7959854.SQ.FTS.B , Zero Cpn , 1/05/26 ... 1,412 1,368
7959892.SQ.FTS.B , Zero Cpn , 1/05/26 ... 10,285 9,975
7960559.SQ.FTS.B , Zero Cpn , 1/05/26 ... 4,206 3,795
7960726.SQ.FTS.B , Zero Cpn , 1/05/26 ... 2,547 2,431
7960785.SQ.FTS.B , Zero Cpn , 1/05/26 ... 7,644 7,363
7960932.SQ.FTS.B , Zero Cpn , 1/05/26 ... 12,226 11,749
7961298.SQ.FTS.B , Zero Cpn , 1/05/26 ... 2,969 2,861
7961343.SQ.FTS.B , Zero Cpn , 1/05/26 ... 2,080 1,891
7961400.SQ.FTS.B , Zero Cpn , 1/05/26 ... 2,181 1,997
7961488.SQ.FTS.B , Zero Cpn , 1/05/26 ... 41,625 40,227
7962436.SQ.FTS.B , Zero Cpn , 1/05/26 ... 892 843
Description
Principal
Amount Value
Block, Inc. (continued)
7962453.SQ.FTS.B , Zero Cpn , 1/05/26 ... $ 907 $ 551
7962505.SQ.FTS.B , Zero Cpn , 1/05/26 ... 25,737 17,811
7963149.SQ.FTS.B , Zero Cpn , 1/05/26 ... 1,055 1,020
7963181.SQ.FTS.B , Zero Cpn , 1/06/26 ... 3,993 3,909
7963313.SQ.FTS.B , Zero Cpn , 1/06/26 ... 2,245 2,140
7963454.SQ.FTS.B , Zero Cpn , 1/06/26 ... 4,894 4,706
7963603.SQ.FTS.B , Zero Cpn , 1/06/26 ... 6,228 5,889
7963762.SQ.FTS.B , Zero Cpn , 1/06/26 ... 12,524 11,436
7964034.SQ.FTS.B , Zero Cpn , 1/06/26 ... 5,124 4,994
7964179.SQ.FTS.B , Zero Cpn , 1/07/26 ... 8,620 8,198
7964402.SQ.FTS.B , Zero Cpn , 1/07/26 ... 1,273 1,227
7964468.SQ.FTS.B , Zero Cpn , 1/07/26 ... 13,102 12,000
7964764.SQ.FTS.B , Zero Cpn , 1/07/26 ... 1,606 854
7964799.SQ.FTS.B , Zero Cpn , 1/07/26 ... 10,426 8,592
7965263.SQ.FTS.B , Zero Cpn , 1/08/26 ... 4,092 4,006
7965549.SQ.FTS.B , Zero Cpn , 1/08/26 ... 542 481
7965591.SQ.FTS.B , Zero Cpn , 1/08/26 ... 6,411 5,927
7966029.SQ.FTS.B , Zero Cpn , 1/08/26 ... 4,994 4,899
7966452.SQ.FTS.B , Zero Cpn , 1/08/26 ... 528 516
7966471.SQ.FTS.B , Zero Cpn , 1/08/26 ... 20,461 19,603
7967131.SQ.FTS.B , Zero Cpn , 1/08/26 ... 3,124 3,061
7967223.SQ.FTS.B , Zero Cpn , 1/08/26 ... 2,441 2,371
7967330.SQ.FTS.B , Zero Cpn , 1/08/26 ... 2,854 2,635
7967430.SQ.FTS.B , Zero Cpn , 1/08/26 ... 1,177 1,154
7967592.SQ.FTS.B , Zero Cpn , 1/08/26 ... 4,925 4,666
7967754.SQ.FTS.B , Zero Cpn , 1/08/26 ... 8,598 8,328
7968075.SQ.FTS.B , Zero Cpn , 1/08/26 ... 972 946
7968118.SQ.FTS.B , Zero Cpn , 1/08/26 ... 3,847 3,745
7968280.SQ.FTS.B , Zero Cpn , 1/08/26 ... 1,748 1,674
7968325.SQ.FTS.B , Zero Cpn , 1/08/26 ... 1,184 1,155
7968350.SQ.FTS.B , Zero Cpn , 1/08/26 ... 1,919 1,815
7968511.SQ.FTS.B , Zero Cpn , 1/08/26 ... 4,632 1,842
7968648.SQ.FTS.B , Zero Cpn , 1/09/26 ... 9,650 9,321
7969091.SQ.FTS.B , Zero Cpn , 1/09/26 ... 1,641 1,606
7969237.SQ.FTS.B , Zero Cpn , 1/09/26 ... 6,696 6,572
7969663.SQ.FTS.B , Zero Cpn , 1/09/26 ... 5,279 5,137
7969752.SQ.FTS.B , Zero Cpn , 1/09/26 ... 4,882 4,704
7969833.SQ.FTS.B , Zero Cpn , 1/09/26 ... 15,916 14,971
7970441.SQ.FTS.B , Zero Cpn , 1/09/26 ... 4,018 3,852
7970501.SQ.FTS.B , Zero Cpn , 1/09/26 ... 4,684 4,512
7970690.SQ.FTS.B , Zero Cpn , 1/09/26 ... 11,442 11,052
7970839.SQ.FTS.B , Zero Cpn , 1/09/26 ... 4,734 4,298
7970944.SQ.FTS.B , Zero Cpn , 1/09/26 ... 2,294 2,195
7970980.SQ.FTS.B , Zero Cpn , 1/09/26 ... 1,396 1,352
7971017.SQ.FTS.B , Zero Cpn , 1/09/26 ... 1,161 1,121
7971046.SQ.FTS.B , Zero Cpn , 1/09/26 ... 3,075 2,901
7971102.SQ.FTS.B , Zero Cpn , 1/09/26 ... 10,725 10,158
7971313.SQ.FTS.B , Zero Cpn , 1/09/26 ... 869 546
7971333.SQ.FTS.B , Zero Cpn , 1/09/26 ... 1,448 1,387
7971372.SQ.FTS.B , Zero Cpn , 1/09/26 ... 1,085 984
7971410.SQ.FTS.B , Zero Cpn , 1/09/26 ... 19,959 19,469
7971880.SQ.FTS.B , Zero Cpn , 1/09/26 ... 12,064 11,459
7972001.SQ.FTS.B , Zero Cpn , 1/10/26 ... 17,608 16,923
7972908.SQ.FTS.B , Zero Cpn , 1/10/26 ... 2,604 2,517
7973064.SQ.FTS.B , Zero Cpn , 1/10/26 ... 14,369 10,209
7973273.SQ.FTS.B , Zero Cpn , 1/10/26 ... 34,555 33,758
7973824.SQ.FTS.B , Zero Cpn , 1/10/26 ... 7,437 7,086
7974041.SQ.FTS.B , Zero Cpn , 1/10/26 ... 17,478 16,853

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
51
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7974442.SQ.FTS.B , Zero Cpn , 1/10/26 ... $ 7,407 $ 7,184
7974594.SQ.FTS.B , Zero Cpn , 1/10/26 ... 2,771 2,717
7974628.SQ.FTS.B , Zero Cpn , 1/10/26 ... 12,133 11,688
7974851.SQ.FTS.B , Zero Cpn , 1/10/26 ... 6,711 6,468
7975042.SQ.FTS.B , Zero Cpn , 1/10/26 ... 4,933 4,646
7977115.SQ.FTS.B , Zero Cpn , 1/11/26 ... 1,819 1,746
7977434.SQ.FTS.B , Zero Cpn , 1/11/26 ... 14,864 14,410
7978058.SQ.FTS.B , Zero Cpn , 1/11/26 ... 1,040 1,027
7978140.SQ.FTS.B , Zero Cpn , 1/11/26 ... 2,481 2,371
7978500.SQ.FTS.B , Zero Cpn , 1/11/26 ... 994 723
7978527.SQ.FTS.B , Zero Cpn , 1/11/26 ... 10,592 10,222
7978810.SQ.FTS.B , Zero Cpn , 1/11/26 ... 27,531 26,683
7979545.SQ.FTS.B , Zero Cpn , 1/11/26 ... 1,071 1,023
7979576.SQ.FTS.B , Zero Cpn , 1/11/26 ... 10,576 10,342
7980032.SQ.FTS.B , Zero Cpn , 1/11/26 ... 2,396 2,205
7980106.SQ.FTS.B , Zero Cpn , 1/11/26 ... 10,018 9,786
7980356.SQ.FTS.B , Zero Cpn , 1/11/26 ... 16,312 15,488
7980649.SQ.FTS.B , Zero Cpn , 1/11/26 ... 1,323 1,275
7980692.SQ.FTS.B , Zero Cpn , 1/11/26 ... 1,429 1,398
7980752.SQ.FTS.B , Zero Cpn , 1/11/26 ... 1,044 745
7980828.SQ.FTS.B , Zero Cpn , 1/12/26 ... 1,783 1,701
7980971.SQ.FTS.B , Zero Cpn , 1/12/26 ... 6,445 6,246
7981253.SQ.FTS.B , Zero Cpn , 1/12/26 ... 2,558 2,466
7981339.SQ.FTS.B , Zero Cpn , 1/12/26 ... 30,031 29,007
7982369.SQ.FTS.B , Zero Cpn , 1/12/26 ... 7,589 7,277
7982539.SQ.FTS.B , Zero Cpn , 1/12/26 ... 9,654 9,353
7982911.SQ.FTS.B , Zero Cpn , 1/12/26 ... 1,625 1,582
7982963.SQ.FTS.B , Zero Cpn , 1/12/26 ... 7,192 5,814
7983089.SQ.FTS.B , Zero Cpn , 1/12/26 ... 15,230 14,901
7983558.SQ.FTS.B , Zero Cpn , 1/12/26 ... 5,021 4,908
7983663.SQ.FTS.B , Zero Cpn , 1/12/26 ... 12,154 11,790
7983953.SQ.FTS.B , Zero Cpn , 1/12/26 ... 11,179 10,861
7984097.SQ.FTS.B , Zero Cpn , 1/13/26 ... 3,922 3,756
7984169.SQ.FTS.B , Zero Cpn , 1/13/26 ... 32,804 24,175
7984645.SQ.FTS.B , Zero Cpn , 1/13/26 ... 871 852
7984675.SQ.FTS.B , Zero Cpn , 1/13/26 ... 1,134 650
7984687.SQ.FTS.B , Zero Cpn , 1/13/26 ... 608 500
7984701.SQ.FTS.B , Zero Cpn , 1/13/26 ... 2,396 2,295
7984842.SQ.FTS.B , Zero Cpn , 1/13/26 ... 3,283 1,640
7984893.SQ.FTS.B , Zero Cpn , 1/13/26 ... 2,000 1,944
7984936.SQ.FTS.B , Zero Cpn , 1/13/26 ... 10,007 9,788
7985142.SQ.FTS.B , Zero Cpn , 1/14/26 ... 5,633 5,455
7985267.SQ.FTS.B , Zero Cpn , 1/14/26 ... 10,407 10,073
7985451.SQ.FTS.B , Zero Cpn , 1/14/26 ... 4,401 4,277
7985528.SQ.FTS.B , Zero Cpn , 1/14/26 ... 2,330 2,172
7985560.SQ.FTS.B , Zero Cpn , 1/14/26 ... 7,177 6,940
7985702.SQ.FTS.B , Zero Cpn , 1/14/26 ... 8,557 8,260
7986086.SQ.FTS.B , Zero Cpn , 1/15/26 ... 653 647
7986170.SQ.FTS.B , Zero Cpn , 1/15/26 ... 9,136 8,732
7986602.SQ.FTS.B , Zero Cpn , 1/15/26 ... 2,924 2,783
7986712.SQ.FTS.B , Zero Cpn , 1/15/26 ... 4,429 1,701
7986842.SQ.FTS.B , Zero Cpn , 1/15/26 ... 1,543 1,476
7986879.SQ.FTS.B , Zero Cpn , 1/15/26 ... 17,806 17,242
7987316.SQ.FTS.B , Zero Cpn , 1/15/26 ... 17,953 15,260
7987638.SQ.FTS.B , Zero Cpn , 1/15/26 ... 50,313 47,177
7988550.SQ.FTS.B , Zero Cpn , 1/15/26 ... 898 803
7988566.SQ.FTS.B , Zero Cpn , 1/15/26 ... 9,532 9,107
7988744.SQ.FTS.B , Zero Cpn , 1/15/26 ... 2,261 2,240
Description
Principal
Amount Value
Block, Inc. (continued)
7988830.SQ.FTS.B , Zero Cpn , 1/15/26 ... $ 3,556 $ 3,125
7988900.SQ.FTS.B , Zero Cpn , 1/15/26 ... 9,963 9,619
7989063.SQ.FTS.B , Zero Cpn , 1/15/26 ... 5,502 5,357
7989353.SQ.FTS.B , Zero Cpn , 1/15/26 ... 9,813 9,310
7989548.SQ.FTS.B , Zero Cpn , 1/15/26 ... 8,089 7,925
7989701.SQ.FTS.B , Zero Cpn , 1/16/26 ... 3,041 2,719
7989820.SQ.FTS.B , Zero Cpn , 1/16/26 ... 2,728 2,283
7989875.SQ.FTS.B , Zero Cpn , 1/16/26 ... 3,144 3,034
7989962.SQ.FTS.B , Zero Cpn , 1/16/26 ... 620 570
7989998.SQ.FTS.B , Zero Cpn , 1/16/26 ... 6,533 6,265
7990229.SQ.FTS.B , Zero Cpn , 1/16/26 ... 1,237 1,170
7990281.SQ.FTS.B , Zero Cpn , 1/16/26 ... 11,201 10,981
7990944.SQ.FTS.B , Zero Cpn , 1/16/26 ... 7,061 6,730
7991134.SQ.FTS.B , Zero Cpn , 1/16/26 ... 3,630 3,465
7991209.SQ.FTS.B , Zero Cpn , 1/16/26 ... 4,646 4,215
7991279.SQ.FTS.B , Zero Cpn , 1/16/26 ... 845 825
7991304.SQ.FTS.B , Zero Cpn , 1/16/26 ... 4,365 3,761
7991384.SQ.FTS.B , Zero Cpn , 1/16/26 ... 1,727 1,643
7991416.SQ.FTS.B , Zero Cpn , 1/16/26 ... 418 410
7991427.SQ.FTS.B , Zero Cpn , 1/16/26 ... 6,832 6,602
7991579.SQ.FTS.B , Zero Cpn , 1/16/26 ... 5,682 5,346
7991621.SQ.FTS.B , Zero Cpn , 1/16/26 ... 1,591 1,534
7991634.SQ.FTS.B , Zero Cpn , 1/16/26 ... 27,514 26,203
7992099.SQ.FTS.B , Zero Cpn , 1/16/26 ... 4,390 4,267
7992241.SQ.FTS.B , Zero Cpn , 1/16/26 ... 1,678 1,620
7992311.SQ.FTS.B , Zero Cpn , 1/16/26 ... 34,871 33,153
7992867.SQ.FTS.B , Zero Cpn , 1/16/26 ... 1,826 1,683
7992929.SQ.FTS.B , Zero Cpn , 1/16/26 ... 10,663 10,140
7993239.SQ.FTS.B , Zero Cpn , 1/17/26 ... 1,004 977
7993294.SQ.FTS.B , Zero Cpn , 1/17/26 ... 1,425 1,380
7993386.SQ.FTS.B , Zero Cpn , 1/17/26 ... 744 730
7993548.SQ.FTS.B , Zero Cpn , 1/17/26 ... 699 670
7993582.SQ.FTS.B , Zero Cpn , 1/17/26 ... 2,531 2,496
7993753.SQ.FTS.B , Zero Cpn , 1/17/26 ... 8,592 8,257
7994296.SQ.FTS.B , Zero Cpn , 1/17/26 ... 4,435 4,268
7994399.SQ.FTS.B , Zero Cpn , 1/17/26 ... 9,273 8,871
7994628.SQ.FTS.B , Zero Cpn , 1/17/26 ... 4,834 4,545
7997671.SQ.FTS.B , Zero Cpn , 1/17/26 ... 5,112 4,367
7999305.SQ.FTS.B , Zero Cpn , 1/17/26 ... 1,291 1,261
7999359.SQ.FTS.B , Zero Cpn , 1/17/26 ... 1,083 1,064
7999412.SQ.FTS.B , Zero Cpn , 1/17/26 ... 2,136 2,054
7999455.SQ.FTS.B , Zero Cpn , 1/17/26 ... 10,518 10,274
7999659.SQ.FTS.B , Zero Cpn , 1/17/26 ... 36,409 35,023
8000517.SQ.FTS.B , Zero Cpn , 1/17/26 ... 3,166 3,037
8000592.SQ.FTS.B , Zero Cpn , 1/17/26 ... 7,182 6,692
8000708.SQ.FTS.B , Zero Cpn , 1/17/26 ... 3,173 3,060
8000772.SQ.FTS.B , Zero Cpn , 1/17/26 ... 683 671
8002813.SQ.FTS.B , Zero Cpn , 1/18/26 ... 3,101 3,039
8003046.SQ.FTS.B , Zero Cpn , 1/18/26 ... 3,222 3,132
8003178.SQ.FTS.B , Zero Cpn , 1/18/26 ... 3,206 3,035
8003278.SQ.FTS.B , Zero Cpn , 1/18/26 ... 5,891 5,727
8003641.SQ.FTS.B , Zero Cpn , 1/18/26 ... 2,712 2,594
8003744.SQ.FTS.B , Zero Cpn , 1/18/26 ... 1,764 1,423
8003810.SQ.FTS.B , Zero Cpn , 1/18/26 ... 1,073 1,040
8003922.SQ.FTS.B , Zero Cpn , 1/18/26 ... 4,897 4,764
8004096.SQ.FTS.B , Zero Cpn , 1/18/26 ... 66,607 38,784
8005254.SQ.FTS.B , Zero Cpn , 1/18/26 ... 19,974 19,061
8005714.SQ.FTS.B , Zero Cpn , 1/18/26 ... 28,890 28,058

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
52
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
8006786.SQ.FTS.B , Zero Cpn , 1/19/26 ... $ 12,505 $ 11,736
8007161.SQ.FTS.B , Zero Cpn , 1/19/26 ... 11,703 11,327
8007709.SQ.FTS.B , Zero Cpn , 1/19/26 ... 1,122 1,052
8007730.SQ.FTS.B , Zero Cpn , 1/19/26 ... 5,061 4,807
8007865.SQ.FTS.B , Zero Cpn , 1/19/26 ... 970 950
8007925.SQ.FTS.B , Zero Cpn , 1/19/26 ... 4,431 4,122
8008048.SQ.FTS.B , Zero Cpn , 1/19/26 ... 8,847 8,503
8008266.SQ.FTS.B , Zero Cpn , 1/19/26 ... 678 639
8008289.SQ.FTS.B , Zero Cpn , 1/19/26 ... 14,450 13,838
8008554.SQ.FTS.B , Zero Cpn , 1/19/26 ... 1,999 1,929
8008601.SQ.FTS.B , Zero Cpn , 1/19/26 ... 6,525 5,587
8008734.SQ.FTS.B , Zero Cpn , 1/19/26 ... 7,872 7,250
8008965.SQ.FTS.B , Zero Cpn , 1/19/26 ... 9,221 8,979
8009142.SQ.FTS.B , Zero Cpn , 1/19/26 ... 2,876 2,809
8009195.SQ.FTS.B , Zero Cpn , 1/19/26 ... 2,802 2,758
8009308.SQ.FTS.B , Zero Cpn , 1/19/26 ... 12,115 11,643
8009685.SQ.FTS.B , Zero Cpn , 1/19/26 ... 2,080 2,016
8009771.SQ.FTS.B , Zero Cpn , 1/19/26 ... 4,259 4,108
8009826.SQ.FTS.B , Zero Cpn , 1/20/26 ... 1,975 1,889
8009871.SQ.FTS.B , Zero Cpn , 1/20/26 ... 8,503 7,597
8009956.SQ.FTS.B , Zero Cpn , 1/20/26 ... 9,060 8,780
8010127.SQ.FTS.B , Zero Cpn , 1/20/26 ... 1,011 983
8010141.SQ.FTS.B , Zero Cpn , 1/20/26 ... 1,862 1,367
8010158.SQ.FTS.B , Zero Cpn , 1/20/26 ... 550 462
8010171.SQ.FTS.B , Zero Cpn , 1/20/26 ... 7,136 6,937
8010295.SQ.FTS.B , Zero Cpn , 1/20/26 ... 13,906 5,494
8010459.SQ.FTS.B , Zero Cpn , 1/20/26 ... 1,241 1,090
8010484.SQ.FTS.B , Zero Cpn , 1/20/26 ... 2,022 1,915
8010520.SQ.FTS.B , Zero Cpn , 1/20/26 ... 615 539
8010531.SQ.FTS.B , Zero Cpn , 1/20/26 ... 14,211 13,738
8010733.SQ.FTS.B , Zero Cpn , 1/21/26 ... 2,331 1,958
8010773.SQ.FTS.B , Zero Cpn , 1/21/26 ... 1,746 1,664
8010802.SQ.FTS.B , Zero Cpn , 1/21/26 ... 2,207 2,134
8010866.SQ.FTS.B , Zero Cpn , 1/21/26 ... 1,575 1,530
8010904.SQ.FTS.B , Zero Cpn , 1/21/26 ... 1,645 1,585
8010925.SQ.FTS.B , Zero Cpn , 1/21/26 ... 1,736 1,649
8010948.SQ.FTS.B , Zero Cpn , 1/21/26 ... 15,104 14,619
8011235.SQ.FTS.B , Zero Cpn , 1/21/26 ... 1,524 1,490
8011298.SQ.FTS.B , Zero Cpn , 1/21/26 ... 11,771 10,861
8011493.SQ.FTS.B , Zero Cpn , 1/22/26 ... 2,887 2,769
8011797.SQ.FTS.B , Zero Cpn , 1/22/26 ... 3,228 3,025
8011849.SQ.FTS.B , Zero Cpn , 1/22/26 ... 13,697 13,287
8012515.SQ.FTS.B , Zero Cpn , 1/22/26 ... 503 495
8012526.SQ.FTS.B , Zero Cpn , 1/22/26 ... 2,786 2,626
8012604.SQ.FTS.B , Zero Cpn , 1/22/26 ... 7,009 6,731
8012825.SQ.FTS.B , Zero Cpn , 1/22/26 ... 3,238 3,059
8013271.SQ.FTS.B , Zero Cpn , 1/22/26 ... 14,053 13,701
8013485.SQ.FTS.B , Zero Cpn , 1/22/26 ... 2,871 2,775
8013542.SQ.FTS.B , Zero Cpn , 1/22/26 ... 47,397 45,380
8014459.SQ.FTS.B , Zero Cpn , 1/22/26 ... 1,839 1,770
8014533.SQ.FTS.B , Zero Cpn , 1/22/26 ... 9,740 8,928
8014697.SQ.FTS.B , Zero Cpn , 1/22/26 ... 9,316 6,284
8014813.SQ.FTS.B , Zero Cpn , 1/22/26 ... 4,463 4,296
8015018.SQ.FTS.B , Zero Cpn , 1/22/26 ... 4,718 4,546
8015166.SQ.FTS.B , Zero Cpn , 1/22/26 ... 1,888 1,687
8015221.SQ.FTS.B , Zero Cpn , 1/22/26 ... 3,563 3,261
8015255.SQ.FTS.B , Zero Cpn , 1/23/26 ... 7,451 7,144
8015629.SQ.FTS.B , Zero Cpn , 1/23/26 ... 9,452 9,224
Description
Principal
Amount Value
Block, Inc. (continued)
8016257.SQ.FTS.B , Zero Cpn , 1/23/26 ... $ 9,867 $ 9,156
8016541.SQ.FTS.B , Zero Cpn , 1/23/26 ... 4,399 3,317
8016630.SQ.FTS.B , Zero Cpn , 1/23/26 ... 1,417 443
8016674.SQ.FTS.B , Zero Cpn , 1/23/26 ... 2,431 2,279
8016736.SQ.FTS.B , Zero Cpn , 1/23/26 ... 2,867 2,803
8016839.SQ.FTS.B , Zero Cpn , 1/23/26 ... 1,724 1,661
8016881.SQ.FTS.B , Zero Cpn , 1/23/26 ... 2,374 2,319
8016966.SQ.FTS.B , Zero Cpn , 1/23/26 ... 4,125 3,939
8017092.SQ.FTS.B , Zero Cpn , 1/23/26 ... 2,237 2,106
8017129.SQ.FTS.B , Zero Cpn , 1/23/26 ... 6,318 6,057
8017258.SQ.FTS.B , Zero Cpn , 1/23/26 ... 2,063 1,781
8017284.SQ.FTS.B , Zero Cpn , 1/23/26 ... 5,355 5,149
8017367.SQ.FTS.B , Zero Cpn , 1/23/26 ... 2,505 2,442
8017433.SQ.FTS.B , Zero Cpn , 1/23/26 ... 31,639 30,639
8018158.SQ.FTS.B , Zero Cpn , 1/23/26 ... 7,540 7,269
8018305.SQ.FTS.B , Zero Cpn , 1/23/26 ... 3,936 3,775
8018479.SQ.FTS.B , Zero Cpn , 1/23/26 ... 15,589 14,755
8018753.SQ.FTS.B , Zero Cpn , 1/24/26 ... 15,795 15,635
8019872.SQ.FTS.B , Zero Cpn , 1/24/26 ... 4,234 4,097
8020017.SQ.FTS.B , Zero Cpn , 1/24/26 ... 1,230 1,169
8020102.SQ.FTS.B , Zero Cpn , 1/24/26 ... 7,474 6,660
8020304.SQ.FTS.B , Zero Cpn , 1/24/26 ... 638 597
8020378.SQ.FTS.B , Zero Cpn , 1/24/26 ... 463 448
8020391.SQ.FTS.B , Zero Cpn , 1/24/26 ... 2,405 2,356
8020498.SQ.FTS.B , Zero Cpn , 1/24/26 ... 4,785 4,619
8020588.SQ.FTS.B , Zero Cpn , 1/24/26 ... 1,865 1,743
8020603.SQ.FTS.B , Zero Cpn , 1/24/26 ... 4,239 4,000
8020710.SQ.FTS.B , Zero Cpn , 1/24/26 ... 10,724 10,539
8021079.SQ.FTS.B , Zero Cpn , 1/24/26 ... 8,944 8,635
8021249.SQ.FTS.B , Zero Cpn , 1/24/26 ... 1,131 1,093
8021335.SQ.FTS.B , Zero Cpn , 1/24/26 ... 5,127 4,917
8021419.SQ.FTS.B , Zero Cpn , 1/24/26 ... 2,912 1,562
8021477.SQ.FTS.B , Zero Cpn , 1/24/26 ... 1,046 775
8021556.SQ.FTS.B , Zero Cpn , 1/24/26 ... 1,932 1,860
8021589.SQ.FTS.B , Zero Cpn , 1/24/26 ... 192 190
8021596.SQ.FTS.B , Zero Cpn , 1/24/26 ... 7,609 6,513
8021695.SQ.FTS.B , Zero Cpn , 1/24/26 ... 2,010 1,948
8021730.SQ.FTS.B , Zero Cpn , 1/24/26 ... 12,930 12,233
8024079.SQ.FTS.B , Zero Cpn , 1/25/26 ... 5,187 5,008
8024363.SQ.FTS.B , Zero Cpn , 1/25/26 ... 893 766
8024460.SQ.FTS.B , Zero Cpn , 1/25/26 ... 17,005 16,324
8025074.SQ.FTS.B , Zero Cpn , 1/25/26 ... 7,838 7,568
8025374.SQ.FTS.B , Zero Cpn , 1/25/26 ... 980 945
8025452.SQ.FTS.B , Zero Cpn , 1/25/26 ... 5,357 5,077
8025631.SQ.FTS.B , Zero Cpn , 1/25/26 ... 398 211
8025651.SQ.FTS.B , Zero Cpn , 1/25/26 ... 7,255 6,845
8025840.SQ.FTS.B , Zero Cpn , 1/25/26 ... 4,165 3,944
8025963.SQ.FTS.B , Zero Cpn , 1/25/26 ... 2,041 1,986
8025995.SQ.FTS.B , Zero Cpn , 1/25/26 ... 962 864
8026030.SQ.FTS.B , Zero Cpn , 1/25/26 ... 4,037 3,328
8026082.SQ.FTS.B , Zero Cpn , 1/25/26 ... 26,027 24,873
8026645.SQ.FTS.B , Zero Cpn , 1/25/26 ... 1,360 1,297
8026675.SQ.FTS.B , Zero Cpn , 1/25/26 ... 9,471 9,098
8026785.SQ.FTS.B , Zero Cpn , 1/25/26 ... 32,533 30,235
8027296.SQ.FTS.B , Zero Cpn , 1/25/26 ... 1,730 1,676
8027331.SQ.FTS.B , Zero Cpn , 1/25/26 ... 1,255 1,206
8027367.SQ.FTS.B , Zero Cpn , 1/25/26 ... 2,265 2,012
8027405.SQ.FTS.B , Zero Cpn , 1/25/26 ... 2,158 2,003

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
53
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
8027455.SQ.FTS.B , Zero Cpn , 1/25/26 ... $ 5,138 $ 4,836
8027580.SQ.FTS.B , Zero Cpn , 1/25/26 ... 1,574 1,053
8027623.SQ.FTS.B , Zero Cpn , 1/25/26 ... 10,165 9,793
8027762.SQ.FTS.B , Zero Cpn , 1/25/26 ... 17,099 16,705
8027835.SQ.FTS.B , Zero Cpn , 1/26/26 ... 6,097 5,809
8028077.SQ.FTS.B , Zero Cpn , 1/26/26 ... 3,552 3,470
8028279.SQ.FTS.B , Zero Cpn , 1/26/26 ... 3,227 3,142
8028638.SQ.FTS.B , Zero Cpn , 1/26/26 ... 10,368 10,020
8029080.SQ.FTS.B , Zero Cpn , 1/26/26 ... 9,386 9,058
8029352.SQ.FTS.B , Zero Cpn , 1/26/26 ... 1,314 1,260
8029393.SQ.FTS.B , Zero Cpn , 1/26/26 ... 3,827 3,658
8029495.SQ.FTS.B , Zero Cpn , 1/26/26 ... 1,065 1,007
8029522.SQ.FTS.B , Zero Cpn , 1/26/26 ... 10,353 9,947
8029715.SQ.FTS.B , Zero Cpn , 1/26/26 ... 57,004 55,082
8031161.SQ.FTS.B , Zero Cpn , 1/26/26 ... 6,244 5,582
8031391.SQ.FTS.B , Zero Cpn , 1/27/26 ... 3,341 3,247
8031468.SQ.FTS.B , Zero Cpn , 1/27/26 ... 396 321
8031473.SQ.FTS.B , Zero Cpn , 1/27/26 ... 3,904 3,123
8031552.SQ.FTS.B , Zero Cpn , 1/27/26 ... 998 883
8031570.SQ.FTS.B , Zero Cpn , 1/27/26 ... 3,038 2,750
8031599.SQ.FTS.B , Zero Cpn , 1/27/26 ... 3,377 3,288
8031670.SQ.FTS.B , Zero Cpn , 1/27/26 ... 20,299 19,580
8032057.SQ.FTS.B , Zero Cpn , 1/27/26 ... 4,283 4,082
8032129.SQ.FTS.B , Zero Cpn , 1/28/26 ... 1,317 1,202
8032155.SQ.FTS.B , Zero Cpn , 1/28/26 ... 9,353 8,984
8032318.SQ.FTS.B , Zero Cpn , 1/28/26 ... 944 846
8032327.SQ.FTS.B , Zero Cpn , 1/28/26 ... 7,458 7,201
8032445.SQ.FTS.B , Zero Cpn , 1/28/26 ... 4,384 4,135
8032498.SQ.FTS.B , Zero Cpn , 1/28/26 ... 19,074 18,271
8032775.SQ.FTS.B , Zero Cpn , 1/28/26 ... 1,164 1,145
8032797.SQ.FTS.B , Zero Cpn , 1/28/26 ... 3,159 2,969
8032837.SQ.FTS.B , Zero Cpn , 1/28/26 ... 7,142 6,759
8032927.SQ.FTS.B , Zero Cpn , 1/28/26 ... 3,088 2,956
8033005.SQ.FTS.B , Zero Cpn , 1/28/26 ... 4,194 4,071
8033377.SQ.FTS.B , Zero Cpn , 1/29/26 ... 10,606 10,241
8033788.SQ.FTS.B , Zero Cpn , 1/29/26 ... 13,688 13,244
8034356.SQ.FTS.B , Zero Cpn , 1/29/26 ... 9,174 8,714
8034645.SQ.FTS.B , Zero Cpn , 1/29/26 ... 5,148 4,999
8034748.SQ.FTS.B , Zero Cpn , 1/29/26 ... 1,614 1,558
8034808.SQ.FTS.B , Zero Cpn , 1/29/26 ... 5,898 5,749
8034986.SQ.FTS.B , Zero Cpn , 1/29/26 ... 34,407 33,161
8035580.SQ.FTS.B , Zero Cpn , 1/29/26 ... 2,542 2,440
8035635.SQ.FTS.B , Zero Cpn , 1/29/26 ... 1,081 1,050
8035724.SQ.FTS.B , Zero Cpn , 1/29/26 ... 2,603 2,510
8035784.SQ.FTS.B , Zero Cpn , 1/29/26 ... 63,488 60,075
8037056.SQ.FTS.B , Zero Cpn , 1/30/26 ... 5,596 5,269
8037317.SQ.FTS.B , Zero Cpn , 1/30/26 ... 6,517 6,305
8037711.SQ.FTS.B , Zero Cpn , 1/30/26 ... 6,779 6,553
8038114.SQ.FTS.B , Zero Cpn , 1/30/26 ... 8,210 8,023
8038433.SQ.FTS.B , Zero Cpn , 1/30/26 ... 882 852
8038474.SQ.FTS.B , Zero Cpn , 1/30/26 ... 1,732 1,644
8038511.SQ.FTS.B , Zero Cpn , 1/30/26 ... 7,061 6,839
8038659.SQ.FTS.B , Zero Cpn , 1/30/26 ... 1,701 1,643
8038703.SQ.FTS.B , Zero Cpn , 1/30/26 ... 873 838
8038747.SQ.FTS.B , Zero Cpn , 1/30/26 ... 6,189 6,046
8038900.SQ.FTS.B , Zero Cpn , 1/30/26 ... 8,773 8,277
8039025.SQ.FTS.B , Zero Cpn , 1/30/26 ... 2,366 2,309
8039075.SQ.FTS.B , Zero Cpn , 1/30/26 ... 4,107 4,019
Description
Principal
Amount Value
Block, Inc. (continued)
8039140.SQ.FTS.B , Zero Cpn , 1/30/26 ... $ 439 $ 431
8039151.SQ.FTS.B , Zero Cpn , 1/30/26 ... 15,831 15,103
8039563.SQ.FTS.B , Zero Cpn , 1/30/26 ... 23,632 22,769
8040116.SQ.FTS.B , Zero Cpn , 1/30/26 ... 2,971 2,878
8040220.SQ.FTS.B , Zero Cpn , 1/30/26 ... 2,404 1,881
8040290.SQ.FTS.B , Zero Cpn , 1/30/26 ... 6,655 6,383
8040463.SQ.FTS.B , Zero Cpn , 1/30/26 ... 610 423
8040495.SQ.FTS.B , Zero Cpn , 1/30/26 ... 2,211 2,058
8040547.SQ.FTS.B , Zero Cpn , 1/30/26 ... 4,516 4,313
8040660.SQ.FTS.B , Zero Cpn , 1/30/26 ... 5,191 4,762
8040742.SQ.FTS.B , Zero Cpn , 1/30/26 ... 2,378 2,296
8040759.SQ.FTS.B , Zero Cpn , 1/30/26 ... 2,325 2,242
8040782.SQ.FTS.B , Zero Cpn , 1/30/26 ... 6,065 5,758
8040858.SQ.FTS.B , Zero Cpn , 1/31/26 ... 14,436 14,002
8041460.SQ.FTS.B , Zero Cpn , 1/31/26 ... 12,029 11,521
8041956.SQ.FTS.B , Zero Cpn , 1/31/26 ... 8,709 8,411
8042266.SQ.FTS.B , Zero Cpn , 1/31/26 ... 798 784
8042286.SQ.FTS.B , Zero Cpn , 1/31/26 ... 12,545 12,148
8042719.SQ.FTS.B , Zero Cpn , 1/31/26 ... 1,483 1,426
8042742.SQ.FTS.B , Zero Cpn , 1/31/26 ... 26,217 24,789
8043196.SQ.FTS.B , Zero Cpn , 1/31/26 ... 12,875 12,259
8043473.SQ.FTS.B , Zero Cpn , 1/31/26 ... 10,081 9,379
8043690.SQ.FTS.B , Zero Cpn , 1/31/26 ... 3,731 3,550
8043761.SQ.FTS.B , Zero Cpn , 1/31/26 ... 4,413 4,202
8043875.SQ.FTS.B , Zero Cpn , 1/31/26 ... 1,413 1,344
8043893.SQ.FTS.B , Zero Cpn , 1/31/26 ... 49,392 46,792
8046580.SQ.FTS.B , Zero Cpn , 2/01/26 ... 470 452
8046629.SQ.FTS.B , Zero Cpn , 2/01/26 ... 1,758 1,682
8046701.SQ.FTS.B , Zero Cpn , 2/01/26 ... 12,425 11,341
8047184.SQ.FTS.B , Zero Cpn , 2/01/26 ... 8,734 8,362
8047506.SQ.FTS.B , Zero Cpn , 2/01/26 ... 10,240 9,667
8048058.SQ.FTS.B , Zero Cpn , 2/01/26 ... 2,800 2,694
8048159.SQ.FTS.B , Zero Cpn , 2/01/26 ... 1,876 1,803
8048220.SQ.FTS.B , Zero Cpn , 2/01/26 ... 2,379 2,288
8048854.SQ.FTS.B , Zero Cpn , 2/01/26 ... 7,181 6,873
8048988.SQ.FTS.B , Zero Cpn , 2/01/26 ... 14,969 14,350
8049441.SQ.FTS.B , Zero Cpn , 2/01/26 ... 11,312 10,872
8049654.SQ.FTS.B , Zero Cpn , 2/01/26 ... 1,350 1,286
8049692.SQ.FTS.B , Zero Cpn , 2/01/26 ... 1,002 960
8049740.SQ.FTS.B , Zero Cpn , 2/01/26 ... 1,712 1,614
8049786.SQ.FTS.B , Zero Cpn , 2/01/26 ... 2,410 2,224
8049828.SQ.FTS.B , Zero Cpn , 2/01/26 ... 10,794 10,396
8050429.SQ.FTS.B , Zero Cpn , 2/01/26 ... 2,066 1,887
8050450.SQ.FTS.B , Zero Cpn , 2/01/26 ... 12,005 11,487
8050565.SQ.FTS.B , Zero Cpn , 2/02/26 ... 12,255 11,717
8051191.SQ.FTS.B , Zero Cpn , 2/02/26 ... 913 863
8051242.SQ.FTS.B , Zero Cpn , 2/02/26 ... 2,685 2,508
8051402.SQ.FTS.B , Zero Cpn , 2/02/26 ... 10,261 9,842
8051888.SQ.FTS.B , Zero Cpn , 2/02/26 ... 2,638 2,399
8052007.SQ.FTS.B , Zero Cpn , 2/02/26 ... 9,513 9,153
8052271.SQ.FTS.B , Zero Cpn , 2/02/26 ... 10,236 9,787
8052597.SQ.FTS.B , Zero Cpn , 2/02/26 ... 1,883 1,824
8052677.SQ.FTS.B , Zero Cpn , 2/02/26 ... 8,238 7,866
8052855.SQ.FTS.B , Zero Cpn , 2/02/26 ... 7,813 7,484
8053011.SQ.FTS.B , Zero Cpn , 2/02/26 ... 7,680 7,165
8053145.SQ.FTS.B , Zero Cpn , 2/02/26 ... 9,622 9,208
8053308.SQ.FTS.B , Zero Cpn , 2/02/26 ... 77,334 62,733
8054231.SQ.FTS.B , Zero Cpn , 2/03/26 ... 887 861

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
54
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
8054278.SQ.FTS.B , Zero Cpn , 2/03/26 ... $ 672 $ 625
8054298.SQ.FTS.B , Zero Cpn , 2/03/26 ... 3,893 3,734
8054387.SQ.FTS.B , Zero Cpn , 2/03/26 ... 4,603 4,422
8054476.SQ.FTS.B , Zero Cpn , 2/03/26 ... 8,469 8,112
8054631.SQ.FTS.B , Zero Cpn , 2/03/26 ... 3,895 3,026
8054701.SQ.FTS.B , Zero Cpn , 2/03/26 ... 18,314 17,417
8055075.SQ.FTS.B , Zero Cpn , 2/03/26 ... 1,688 1,634
8055120.SQ.FTS.B , Zero Cpn , 2/03/26 ... 2,900 2,759
8055181.SQ.FTS.B , Zero Cpn , 2/03/26 ... 919 892
8055206.SQ.FTS.B , Zero Cpn , 2/03/26 ... 506 460
8055212.SQ.FTS.B , Zero Cpn , 2/03/26 ... 841 805
8055237.SQ.FTS.B , Zero Cpn , 2/04/26 ... 1,184 1,127
8055273.SQ.FTS.B , Zero Cpn , 2/04/26 ... 2,119 2,053
8055348.SQ.FTS.B , Zero Cpn , 2/04/26 ... 34,538 32,565
8055981.SQ.FTS.B , Zero Cpn , 2/04/26 ... 7,841 7,558
8056195.SQ.FTS.B , Zero Cpn , 2/04/26 ... 4,648 4,465
8056533.SQ.FTS.B , Zero Cpn , 2/05/26 ... 2,256 2,163
8056576.SQ.FTS.B , Zero Cpn , 2/05/26 ... 669 650
8056596.SQ.FTS.B , Zero Cpn , 2/05/26 ... 986 958
8056626.SQ.FTS.B , Zero Cpn , 2/05/26 ... 1,951 1,817
8056678.SQ.FTS.B , Zero Cpn , 2/05/26 ... 20,019 18,295
8057356.SQ.FTS.B , Zero Cpn , 2/05/26 ... 1,907 1,845
8057466.SQ.FTS.B , Zero Cpn , 2/05/26 ... 1,802 1,733
8057564.SQ.FTS.B , Zero Cpn , 2/05/26 ... 9,427 9,059
8057849.SQ.FTS.B , Zero Cpn , 2/05/26 ... 19,925 18,209
8058331.SQ.FTS.B , Zero Cpn , 2/05/26 ... 14,953 14,305
8058629.SQ.FTS.B , Zero Cpn , 2/05/26 ... 18,473 17,073
8058885.SQ.FTS.B , Zero Cpn , 2/05/26 ... 410 398
8059014.SQ.FTS.B , Zero Cpn , 2/05/26 ... 949 919
8059030.SQ.FTS.B , Zero Cpn , 2/05/26 ... 5,208 4,932
8059113.SQ.FTS.B , Zero Cpn , 2/05/26 ... 17,927 17,148
8059550.SQ.FTS.B , Zero Cpn , 2/05/26 ... 6,718 5,945
8059687.SQ.FTS.B , Zero Cpn , 2/05/26 ... 580 560
8059701.SQ.FTS.B , Zero Cpn , 2/05/26 ... 1,304 1,249
8059733.SQ.FTS.B , Zero Cpn , 2/05/26 ... 1,900 1,827
8059762.SQ.FTS.B , Zero Cpn , 2/05/26 ... 16,752 16,036
8060137.SQ.FTS.B , Zero Cpn , 2/06/26 ... 7,018 6,728
8060441.SQ.FTS.B , Zero Cpn , 2/06/26 ... 1,484 1,424
8060499.SQ.FTS.B , Zero Cpn , 2/06/26 ... 34,395 32,766
8061716.SQ.FTS.B , Zero Cpn , 2/06/26 ... 31,584 30,296
8062345.SQ.FTS.B , Zero Cpn , 2/06/26 ... 67,054 64,600
8063865.SQ.FTS.B , Zero Cpn , 2/07/26 ... 22,254 21,030
8064742.SQ.FTS.B , Zero Cpn , 2/07/26 ... 776 752
8064768.SQ.FTS.B , Zero Cpn , 2/07/26 ... 1,286 1,229
8064804.SQ.FTS.B , Zero Cpn , 2/07/26 ... 1,240 1,190
8064844.SQ.FTS.B , Zero Cpn , 2/07/26 ... 3,550 3,409
8065009.SQ.FTS.B , Zero Cpn , 2/07/26 ... 4,969 4,751
8065133.SQ.FTS.B , Zero Cpn , 2/07/26 ... 1,912 1,840
8065179.SQ.FTS.B , Zero Cpn , 2/07/26 ... 29,167 27,998
8065648.SQ.FTS.B , Zero Cpn , 2/07/26 ... 23,681 22,858
8065938.SQ.FTS.B , Zero Cpn , 2/07/26 ... 2,630 2,502
8066050.SQ.FTS.B , Zero Cpn , 2/07/26 ... 5,224 4,970
8066149.SQ.FTS.B , Zero Cpn , 2/07/26 ... 2,247 1,805
8066177.SQ.FTS.B , Zero Cpn , 2/07/26 ... 1,130 1,097
8066199.SQ.FTS.B , Zero Cpn , 2/07/26 ... 7,489 7,214
8066274.SQ.FTS.B , Zero Cpn , 2/07/26 ... 12,638 12,077
8066446.SQ.FTS.B , Zero Cpn , 2/07/26 ... 24,168 21,952
8069013.SQ.FTS.B , Zero Cpn , 2/08/26 ... 906 867
Description
Principal
Amount Value
Block, Inc. (continued)
8069069.SQ.FTS.B , Zero Cpn , 2/08/26 ... $ 15,064 $ 14,453
8069595.SQ.FTS.B , Zero Cpn , 2/08/26 ... 4,311 3,688
8070073.SQ.FTS.B , Zero Cpn , 2/08/26 ... 5,308 5,095
8070315.SQ.FTS.B , Zero Cpn , 2/08/26 ... 2,202 1,795
8070361.SQ.FTS.B , Zero Cpn , 2/08/26 ... 2,798 2,690
8070499.SQ.FTS.B , Zero Cpn , 2/08/26 ... 1,621 1,192
8070521.SQ.FTS.B , Zero Cpn , 2/08/26 ... 3,977 3,829
8070664.SQ.FTS.B , Zero Cpn , 2/08/26 ... 1,015 967
8070702.SQ.FTS.B , Zero Cpn , 2/08/26 ... 1,609 1,520
8070742.SQ.FTS.B , Zero Cpn , 2/08/26 ... 20,317 19,461
8071458.SQ.FTS.B , Zero Cpn , 2/08/26 ... 3,417 2,935
8071591.SQ.FTS.B , Zero Cpn , 2/08/26 ... 20,669 19,864
8072064.SQ.FTS.B , Zero Cpn , 2/08/26 ... 14,232 13,706
8072353.SQ.FTS.B , Zero Cpn , 2/08/26 ... 7,628 7,308
8072469.SQ.FTS.B , Zero Cpn , 2/08/26 ... 1,404 1,196
8072491.SQ.FTS.B , Zero Cpn , 2/08/26 ... 18,239 16,669
8072806.SQ.FTS.B , Zero Cpn , 2/08/26 ... 11,232 10,831
8072910.SQ.FTS.B , Zero Cpn , 2/09/26 ... 6,519 6,261
8073193.SQ.FTS.B , Zero Cpn , 2/09/26 ... 6,296 6,016
8073409.SQ.FTS.B , Zero Cpn , 2/09/26 ... 1,599 1,510
8073475.SQ.FTS.B , Zero Cpn , 2/09/26 ... 1,527 1,466
8073562.SQ.FTS.B , Zero Cpn , 2/09/26 ... 8,070 7,739
8073909.SQ.FTS.B , Zero Cpn , 2/09/26 ... 4,116 3,918
8074028.SQ.FTS.B , Zero Cpn , 2/09/26 ... 12,248 11,500
8074271.SQ.FTS.B , Zero Cpn , 2/09/26 ... 9,078 8,709
8074449.SQ.FTS.B , Zero Cpn , 2/09/26 ... 4,667 4,423
8074535.SQ.FTS.B , Zero Cpn , 2/09/26 ... 58,216 55,626
8075822.SQ.FTS.B , Zero Cpn , 2/09/26 ... 1,558 1,496
8075879.SQ.FTS.B , Zero Cpn , 2/09/26 ... 1,684 1,583
8075935.SQ.FTS.B , Zero Cpn , 2/09/26 ... 2,825 2,735
8076022.SQ.FTS.B , Zero Cpn , 2/10/26 ... 15,915 15,124
8076271.SQ.FTS.B , Zero Cpn , 2/10/26 ... 3,311 3,168
8076339.SQ.FTS.B , Zero Cpn , 2/10/26 ... 2,441 2,350
8076408.SQ.FTS.B , Zero Cpn , 2/10/26 ... 3,165 3,057
8076492.SQ.FTS.B , Zero Cpn , 2/10/26 ... 8,047 7,689
8076636.SQ.FTS.B , Zero Cpn , 2/10/26 ... 547 440
8076650.SQ.FTS.B , Zero Cpn , 2/10/26 ... 23,179 22,260
8077077.SQ.FTS.B , Zero Cpn , 2/11/26 ... 13,413 9,942
8077240.SQ.FTS.B , Zero Cpn , 2/11/26 ... 4,450 4,274
8077333.SQ.FTS.B , Zero Cpn , 2/11/26 ... 4,342 4,145
8077416.SQ.FTS.B , Zero Cpn , 2/11/26 ... 1,089 1,025
8077435.SQ.FTS.B , Zero Cpn , 2/11/26 ... 5,331 5,052
8077544.SQ.FTS.B , Zero Cpn , 2/11/26 ... 3,646 3,445
8077961.SQ.FTS.B , Zero Cpn , 2/12/26 ... 4,147 3,978
8078020.SQ.FTS.B , Zero Cpn , 2/12/26 ... 7,734 7,423
8078243.SQ.FTS.B , Zero Cpn , 2/12/26 ... 3,563 2,473
8078364.SQ.FTS.B , Zero Cpn , 2/12/26 ... 28,085 26,976
8079404.SQ.FTS.B , Zero Cpn , 2/12/26 ... 5,402 5,140
8079477.SQ.FTS.B , Zero Cpn , 2/12/26 ... 3,831 3,474
8079556.SQ.FTS.B , Zero Cpn , 2/12/26 ... 43,217 41,186
8080348.SQ.FTS.B , Zero Cpn , 2/12/26 ... 33,286 31,883
8081249.SQ.FTS.B , Zero Cpn , 2/12/26 ... 1,709 1,626
8081277.SQ.FTS.B , Zero Cpn , 2/12/26 ... 7,650 7,351
8081572.SQ.FTS.B , Zero Cpn , 2/13/26 ... 8,189 7,912
8082159.SQ.FTS.B , Zero Cpn , 2/13/26 ... 6,833 6,528
8082423.SQ.FTS.B , Zero Cpn , 2/13/26 ... 2,893 2,732
8082523.SQ.FTS.B , Zero Cpn , 2/13/26 ... 9,194 8,814
8082833.SQ.FTS.B , Zero Cpn , 2/13/26 ... 1,681 1,605

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
55
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
8082926.SQ.FTS.B , Zero Cpn , 2/13/26 ... $ 7,053 $ 6,669
8083071.SQ.FTS.B , Zero Cpn , 2/13/26 ... 1,509 1,453
8083106.SQ.FTS.B , Zero Cpn , 2/13/26 ... 3,751 3,492
8083171.SQ.FTS.B , Zero Cpn , 2/13/26 ... 774 698
8083180.SQ.FTS.B , Zero Cpn , 2/13/26 ... 1,133 1,066
8083196.SQ.FTS.B , Zero Cpn , 2/13/26 ... 10,485 9,764
8083370.SQ.FTS.B , Zero Cpn , 2/13/26 ... 74,354 71,186
8084732.SQ.FTS.B , Zero Cpn , 2/13/26 ... 7,464 7,227
8084846.SQ.FTS.B , Zero Cpn , 2/14/26 ... 5,681 5,174
8085032.SQ.FTS.B , Zero Cpn , 2/14/26 ... 9,808 9,458
8085571.SQ.FTS.B , Zero Cpn , 2/14/26 ... 469 447
8085601.SQ.FTS.B , Zero Cpn , 2/14/26 ... 14,004 12,822
8085971.SQ.FTS.B , Zero Cpn , 2/14/26 ... 10,264 9,851
8086242.SQ.FTS.B , Zero Cpn , 2/14/26 ... 808 767
8086284.SQ.FTS.B , Zero Cpn , 2/14/26 ... 2,370 1,702
8086335.SQ.FTS.B , Zero Cpn , 2/14/26 ... 1,376 1,335
8086401.SQ.FTS.B , Zero Cpn , 2/14/26 ... 40,513 38,641
8087114.SQ.FTS.B , Zero Cpn , 2/14/26 ... 38,685 36,856
8087686.SQ.FTS.B , Zero Cpn , 2/14/26 ... 2,108 2,022
8087713.SQ.FTS.B , Zero Cpn , 2/14/26 ... 550 533
8087728.SQ.FTS.B , Zero Cpn , 2/14/26 ... 38,100 36,631
8090012.SQ.FTS.B , Zero Cpn , 2/15/26 ... 225 214
8090027.SQ.FTS.B , Zero Cpn , 2/15/26 ... 2,514 2,062
8090121.SQ.FTS.B , Zero Cpn , 2/15/26 ... 666 647
8090178.SQ.FTS.B , Zero Cpn , 2/15/26 ... 2,792 2,637
8090285.SQ.FTS.B , Zero Cpn , 2/15/26 ... 13,167 12,628
8090932.SQ.FTS.B , Zero Cpn , 2/15/26 ... 5,280 5,089
8091360.SQ.FTS.B , Zero Cpn , 2/15/26 ... 2,834 2,514
8091464.SQ.FTS.B , Zero Cpn , 2/15/26 ... 11,758 11,247
8091732.SQ.FTS.B , Zero Cpn , 2/15/26 ... 4,766 4,589
8091892.SQ.FTS.B , Zero Cpn , 2/15/26 ... 4,802 4,607
8092045.SQ.FTS.B , Zero Cpn , 2/15/26 ... 18,615 17,868
8092426.SQ.FTS.B , Zero Cpn , 2/15/26 ... 5,937 5,678
8092538.SQ.FTS.B , Zero Cpn , 2/15/26 ... 12,943 12,360
8092751.SQ.FTS.B , Zero Cpn , 2/15/26 ... 19,922 18,929
8093178.SQ.FTS.B , Zero Cpn , 2/15/26 ... 5,732 5,485
8093337.SQ.FTS.B , Zero Cpn , 2/15/26 ... 4,796 4,577
8093500.SQ.FTS.B , Zero Cpn , 2/15/26 ... 2,156 1,615
8093559.SQ.FTS.B , Zero Cpn , 2/15/26 ... 7,544 7,220
8093625.SQ.FTS.B , Zero Cpn , 2/16/26 ... 2,380 2,273
8093790.SQ.FTS.B , Zero Cpn , 2/16/26 ... 1,423 1,321
8093884.SQ.FTS.B , Zero Cpn , 2/16/26 ... 891 852
8093903.SQ.FTS.B , Zero Cpn , 2/16/26 ... 22,059 20,940
8094706.SQ.FTS.B , Zero Cpn , 2/16/26 ... 4,452 4,226
8094844.SQ.FTS.B , Zero Cpn , 2/16/26 ... 921 884
8094892.SQ.FTS.B , Zero Cpn , 2/16/26 ... 5,255 4,964
8095020.SQ.FTS.B , Zero Cpn , 2/16/26 ... 24,280 23,211
8095598.SQ.FTS.B , Zero Cpn , 2/16/26 ... 259 250
8095603.SQ.FTS.B , Zero Cpn , 2/16/26 ... 6,648 6,275
8095806.SQ.FTS.B , Zero Cpn , 2/16/26 ... 8,940 8,532
8095985.SQ.FTS.B , Zero Cpn , 2/16/26 ... 5,920 5,662
8096104.SQ.FTS.B , Zero Cpn , 2/16/26 ... 16,680 16,013
8096694.SQ.FTS.B , Zero Cpn , 2/16/26 ... 2,612 2,477
8096821.SQ.FTS.B , Zero Cpn , 2/16/26 ... 24,465 23,466
8096998.SQ.FTS.B , Zero Cpn , 2/17/26 ... 1,678 1,600
8097051.SQ.FTS.B , Zero Cpn , 2/17/26 ... 1,598 1,501
8097069.SQ.FTS.B , Zero Cpn , 2/17/26 ... 3,564 3,378
8097128.SQ.FTS.B , Zero Cpn , 2/17/26 ... 3,968 3,524
Description
Principal
Amount Value
Block, Inc. (continued)
8097211.SQ.FTS.B , Zero Cpn , 2/17/26 ... $ 3,517 $ 2,889
8097276.SQ.FTS.B , Zero Cpn , 2/17/26 ... 965 930
8097302.SQ.FTS.B , Zero Cpn , 2/17/26 ... 9,290 8,915
8097460.SQ.FTS.B , Zero Cpn , 2/17/26 ... 11,709 11,084
8097670.SQ.FTS.B , Zero Cpn , 2/17/26 ... 4,847 4,600
8097744.SQ.FTS.B , Zero Cpn , 2/17/26 ... 2,484 2,374
8097794.SQ.FTS.B , Zero Cpn , 2/17/26 ... 2,032 1,961
8097883.SQ.FTS.B , Zero Cpn , 2/18/26 ... 5,583 5,328
8097963.SQ.FTS.B , Zero Cpn , 2/18/26 ... 1,722 1,630
8097993.SQ.FTS.B , Zero Cpn , 2/18/26 ... 4,981 4,765
8098050.SQ.FTS.B , Zero Cpn , 2/18/26 ... 9,999 9,595
8098241.SQ.FTS.B , Zero Cpn , 2/18/26 ... 5,461 5,199
8098336.SQ.FTS.B , Zero Cpn , 2/18/26 ... 6,256 5,978
8098468.SQ.FTS.B , Zero Cpn , 2/18/26 ... 3,248 2,008
8098527.SQ.FTS.B , Zero Cpn , 2/18/26 ... 5,825 4,976
8098639.SQ.FTS.B , Zero Cpn , 2/18/26 ... 1,174 1,131
8098680.SQ.FTS.B , Zero Cpn , 2/18/26 ... 19,034 16,919
8099289.SQ.FTS.B , Zero Cpn , 2/19/26 ... 1,374 1,323
8099364.SQ.FTS.B , Zero Cpn , 2/19/26 ... 5,464 5,131
8099593.SQ.FTS.B , Zero Cpn , 2/19/26 ... 8,906 8,531
8099959.SQ.FTS.B , Zero Cpn , 2/19/26 ... 3,139 3,011
8100066.SQ.FTS.B , Zero Cpn , 2/19/26 ... 1,100 1,040
8100096.SQ.FTS.B , Zero Cpn , 2/19/26 ... 7,029 6,743
8100268.SQ.FTS.B , Zero Cpn , 2/19/26 ... 4,121 3,962
8100394.SQ.FTS.B , Zero Cpn , 2/19/26 ... 1,689 1,564
8100424.SQ.FTS.B , Zero Cpn , 2/19/26 ... 286 275
8100440.SQ.FTS.B , Zero Cpn , 2/19/26 ... 1,550 1,425
8100484.SQ.FTS.B , Zero Cpn , 2/19/26 ... 379 370
8100523.SQ.FTS.B , Zero Cpn , 2/19/26 ... 3,474 3,331
8100592.SQ.FTS.B , Zero Cpn , 2/19/26 ... 26,875 25,442
8101054.SQ.FTS.B , Zero Cpn , 2/19/26 ... 12,962 12,401
8101188.SQ.FTS.B , Zero Cpn , 2/19/26 ... 563 545
8101224.SQ.FTS.B , Zero Cpn , 2/19/26 ... 18,705 17,944
8101689.SQ.FTS.B , Zero Cpn , 2/19/26 ... 2,983 2,252
8101779.SQ.FTS.B , Zero Cpn , 2/19/26 ... 21,589 12,730
8102185.SQ.FTS.B , Zero Cpn , 2/19/26 ... 3,060 2,945
8102325.SQ.FTS.B , Zero Cpn , 2/19/26 ... 5,739 5,536
8102535.SQ.FTS.B , Zero Cpn , 2/19/26 ... 1,255 1,149
8102570.SQ.FTS.B , Zero Cpn , 2/20/26 ... 2,759 2,637
8102699.SQ.FTS.B , Zero Cpn , 2/20/26 ... 1,901 1,781
8102815.SQ.FTS.B , Zero Cpn , 2/20/26 ... 5,850 5,586
8103156.SQ.FTS.B , Zero Cpn , 2/20/26 ... 1,435 1,371
8103231.SQ.FTS.B , Zero Cpn , 2/20/26 ... 4,275 4,066
8103367.SQ.FTS.B , Zero Cpn , 2/20/26 ... 25,050 24,077
8104275.SQ.FTS.B , Zero Cpn , 2/20/26 ... 1,976 1,884
8104313.SQ.FTS.B , Zero Cpn , 2/20/26 ... 1,449 1,393
8104356.SQ.FTS.B , Zero Cpn , 2/20/26 ... 4,980 4,685
8104468.SQ.FTS.B , Zero Cpn , 2/20/26 ... 4,881 4,677
8104527.SQ.FTS.B , Zero Cpn , 2/20/26 ... 394 371
8104543.SQ.FTS.B , Zero Cpn , 2/20/26 ... 448 435
8104564.SQ.FTS.B , Zero Cpn , 2/20/26 ... 1,747 1,683
8104579.SQ.FTS.B , Zero Cpn , 2/20/26 ... 3,145 2,806
8104606.SQ.FTS.B , Zero Cpn , 2/20/26 ... 51,083 48,624
8105362.SQ.FTS.B , Zero Cpn , 2/20/26 ... 64,039 61,144
8106607.SQ.FTS.B , Zero Cpn , 2/21/26 ... 2,483 2,392
8106736.SQ.FTS.B , Zero Cpn , 2/21/26 ... 18,055 16,799
8107377.SQ.FTS.B , Zero Cpn , 2/21/26 ... 20,300 19,468
8107806.SQ.FTS.B , Zero Cpn , 2/21/26 ... 17,452 16,728

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
56
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
8108099.SQ.FTS.B , Zero Cpn , 2/21/26 ... $ 40,638 $ 38,209
8108839.SQ.FTS.B , Zero Cpn , 2/21/26 ... 4,555 4,335
8108969.SQ.FTS.B , Zero Cpn , 2/21/26 ... 32,425 31,100
8111412.SQ.FTS.B , Zero Cpn , 2/21/26 ... 6,745 6,459
8111792.SQ.FTS.B , Zero Cpn , 2/22/26 ... 3,944 3,616
8111948.SQ.FTS.B , Zero Cpn , 2/22/26 ... 3,006 2,840
8112121.SQ.FTS.B , Zero Cpn , 2/22/26 ... 6,204 5,949
8112490.SQ.FTS.B , Zero Cpn , 2/22/26 ... 947 717
8112530.SQ.FTS.B , Zero Cpn , 2/22/26 ... 2,613 2,150
8112596.SQ.FTS.B , Zero Cpn , 2/22/26 ... 22,840 21,808
8113190.SQ.FTS.B , Zero Cpn , 2/22/26 ... 3,297 3,191
8113289.SQ.FTS.B , Zero Cpn , 2/22/26 ... 3,961 3,789
8113377.SQ.FTS.B , Zero Cpn , 2/22/26 ... 44,036 42,027
8114304.SQ.FTS.B , Zero Cpn , 2/22/26 ... 54,398 52,150
8115327.SQ.FTS.B , Zero Cpn , 2/23/26 ... 21,423 20,508
8116242.SQ.FTS.B , Zero Cpn , 2/23/26 ... 2,429 2,283
8116336.SQ.FTS.B , Zero Cpn , 2/23/26 ... 715 685
8116348.SQ.FTS.B , Zero Cpn , 2/23/26 ... 13,763 12,959
8116722.SQ.FTS.B , Zero Cpn , 2/23/26 ... 985 940
8116774.SQ.FTS.B , Zero Cpn , 2/23/26 ... 1,619 1,572
8116876.SQ.FTS.B , Zero Cpn , 2/23/26 ... 1,063 1,014
8116909.SQ.FTS.B , Zero Cpn , 2/23/26 ... 7,873 7,482
8117071.SQ.FTS.B , Zero Cpn , 2/23/26 ... 4,653 4,329
8117156.SQ.FTS.B , Zero Cpn , 2/23/26 ... 39,752 36,643
8118066.SQ.FTS.B , Zero Cpn , 2/23/26 ... 4,267 4,053
8118283.SQ.FTS.B , Zero Cpn , 2/23/26 ... 1,745 1,673
8118334.SQ.FTS.B , Zero Cpn , 2/23/26 ... 1,396 1,320
8118368.SQ.FTS.B , Zero Cpn , 2/23/26 ... 39,876 38,158
8118658.SQ.FTS.B , Zero Cpn , 2/24/26 ... 8,292 7,946
8118786.SQ.FTS.B , Zero Cpn , 2/24/26 ... 4,035 3,878
8118872.SQ.FTS.B , Zero Cpn , 2/24/26 ... 4,318 4,116
8118946.SQ.FTS.B , Zero Cpn , 2/24/26 ... 8,176 7,816
8119065.SQ.FTS.B , Zero Cpn , 2/24/26 ... 7,482 6,897
8119177.SQ.FTS.B , Zero Cpn , 2/24/26 ... 13,990 13,396
8119418.SQ.FTS.B , Zero Cpn , 2/24/26 ... 1,848 1,644
8119443.SQ.FTS.B , Zero Cpn , 2/24/26 ... 2,144 2,052
8119488.SQ.FTS.B , Zero Cpn , 2/24/26 ... 4,761 4,502
8119612.SQ.FTS.B , Zero Cpn , 2/25/26 ... 3,368 3,221
8119694.SQ.FTS.B , Zero Cpn , 2/25/26 ... 13,863 13,107
8119932.SQ.FTS.B , Zero Cpn , 2/25/26 ... 2,705 2,594
8119975.SQ.FTS.B , Zero Cpn , 2/25/26 ... 2,191 2,101
8120018.SQ.FTS.B , Zero Cpn , 2/25/26 ... 5,899 5,638
8120122.SQ.FTS.B , Zero Cpn , 2/25/26 ... 19,885 18,734
8120943.SQ.FTS.B , Zero Cpn , 2/26/26 ... 14,849 14,069
8121649.SQ.FTS.B , Zero Cpn , 2/26/26 ... 15,964 15,260
8122041.SQ.FTS.B , Zero Cpn , 2/26/26 ... 5,909 4,776
8122110.SQ.FTS.B , Zero Cpn , 2/26/26 ... 2,613 2,481
8122177.SQ.FTS.B , Zero Cpn , 2/26/26 ... 8,038 7,708
8122416.SQ.FTS.B , Zero Cpn , 2/26/26 ... 1,852 1,778
8122481.SQ.FTS.B , Zero Cpn , 2/26/26 ... 36,625 33,621
8123226.SQ.FTS.B , Zero Cpn , 2/26/26 ... 71,471 68,536
8124450.SQ.FTS.B , Zero Cpn , 2/27/26 ... 6,003 5,745
8124817.SQ.FTS.B , Zero Cpn , 2/27/26 ... 1,938 1,357
8124889.SQ.FTS.B , Zero Cpn , 2/27/26 ... 6,965 6,637
8125247.SQ.FTS.B , Zero Cpn , 2/27/26 ... 4,747 4,459
8125929.SQ.FTS.B , Zero Cpn , 2/27/26 ... 18,975 18,049
8126364.SQ.FTS.B , Zero Cpn , 2/27/26 ... 943 899
8126390.SQ.FTS.B , Zero Cpn , 2/27/26 ... 24,277 23,274
Description
Principal
Amount Value
Block, Inc. (continued)
8126879.SQ.FTS.B , Zero Cpn , 2/27/26 ... $ 27,800 $ 26,614
8127458.SQ.FTS.B , Zero Cpn , 2/27/26 ... 2,397 2,267
8127537.SQ.FTS.B , Zero Cpn , 2/27/26 ... 36,893 35,409
8128112.SQ.FTS.B , Zero Cpn , 2/28/26 ... 7,228 6,908
8128415.SQ.FTS.B , Zero Cpn , 2/28/26 ... 35,769 34,232
8129631.SQ.FTS.B , Zero Cpn , 2/28/26 ... 2,618 2,505
8129699.SQ.FTS.B , Zero Cpn , 2/28/26 ... 51,215 49,102
8130505.SQ.FTS.B , Zero Cpn , 2/28/26 ... 3,787 3,603
8130552.SQ.FTS.B , Zero Cpn , 2/28/26 ... 5,043 4,848
8130665.SQ.FTS.B , Zero Cpn , 2/28/26 ... 6,766 6,404
8130754.SQ.FTS.B , Zero Cpn , 2/28/26 ... 27,106 25,945
8131155.SQ.FTS.B , Zero Cpn , 2/28/26 ... 14,203 13,591
8134957.SQ.FTS.B , Zero Cpn , 2/28/26 ... 81,911 78,284
8137228.SQ.FTS.B , Zero Cpn , 2/28/26 ... 4,628 4,000
8137296.SQ.FTS.B , Zero Cpn , 2/28/26 ... 5,633 5,387
8137455.SQ.FTS.B , Zero Cpn , 2/28/26 ... 1,027 985
8137482.SQ.FTS.B , Zero Cpn , 2/28/26 ... 1,042 996
8137495.SQ.FTS.B , Zero Cpn , 2/28/26 ... 6,259 5,942
8137603.SQ.FTS.B , Zero Cpn , 2/28/26 ... 9,728 9,245
8137741.SQ.FTS.B , Zero Cpn , 2/28/26 ... 3,984 3,812
8137845.SQ.FTS.B , Zero Cpn , 2/28/26 ... 19,158 18,209
8138201.SQ.FTS.B , Zero Cpn , 2/28/26 ... 37,343 35,057
8139068.SQ.FTS.B , Zero Cpn , 2/28/26 ... 5,300 5,069
8139332.SQ.FTS.B , Zero Cpn , 2/28/26 ... 1,815 1,718
8139400.SQ.FTS.B , Zero Cpn , 2/28/26 ... 1,600 1,490
8139474.SQ.FTS.B , Zero Cpn , 2/28/26 ... 3,088 2,955
8139604.SQ.FTS.B , Zero Cpn , 2/28/26 ... 19,151 18,256
8140262.SQ.FTS.B , Zero Cpn , 2/28/26 ... 7,688 7,276
8140581.SQ.FTS.B , Zero Cpn , 2/28/26 ... 2,681 2,466
8140628.SQ.FTS.B , Zero Cpn , 2/28/26 ... 92,224 88,216
8142514.SQ.FTS.B , Zero Cpn , 2/28/26 ... 27 26
8142549.SQ.FTS.B , Zero Cpn , 2/28/26 ... 4,638 4,154
8142637.SQ.FTS.B , Zero Cpn , 2/28/26 ... 22,300 21,231
8143023.SQ.FTS.B , Zero Cpn , 2/28/26 ... 832 804
8143061.SQ.FTS.B , Zero Cpn , 2/28/26 ... 6,543 6,155
8143192.SQ.FTS.B , Zero Cpn , 2/28/26 ... 26,922 25,505
8143641.SQ.FTS.B , Zero Cpn , 3/01/26 ... 3,464 3,003
8143690.SQ.FTS.B , Zero Cpn , 3/01/26 ... 7,311 6,992
8143816.SQ.FTS.B , Zero Cpn , 3/01/26 ... 1,445 1,384
8143858.SQ.FTS.B , Zero Cpn , 3/01/26 ... 3,548 3,396
8143927.SQ.FTS.B , Zero Cpn , 3/01/26 ... 14,749 14,013
8144185.SQ.FTS.B , Zero Cpn , 3/01/26 ... 10,700 10,232
8144352.SQ.FTS.B , Zero Cpn , 3/02/26 ... 5,352 5,105
8144464.SQ.FTS.B , Zero Cpn , 3/02/26 ... 2,114 2,021
8144518.SQ.FTS.B , Zero Cpn , 3/02/26 ... 2,093 2,002
8144568.SQ.FTS.B , Zero Cpn , 3/02/26 ... 3,337 3,131
8144631.SQ.FTS.B , Zero Cpn , 3/02/26 ... 10,248 9,793
8144688.SQ.FTS.B , Zero Cpn , 3/02/26 ... 923 891
8144707.SQ.FTS.B , Zero Cpn , 3/02/26 ... 2,883 2,753
8144737.SQ.FTS.B , Zero Cpn , 3/02/26 ... 2,961 2,816
8144773.SQ.FTS.B , Zero Cpn , 3/02/26 ... 1,344 1,287
8144789.SQ.FTS.B , Zero Cpn , 3/02/26 ... 12,565 11,939
8144915.SQ.FTS.B , Zero Cpn , 3/02/26 ... 6,246 5,858
8145016.SQ.FTS.B , Zero Cpn , 3/02/26 ... 2,364 2,264
8145056.SQ.FTS.B , Zero Cpn , 3/02/26 ... 673 643
8145075.SQ.FTS.B , Zero Cpn , 3/02/26 ... 1,742 1,648
8145091.SQ.FTS.B , Zero Cpn , 3/02/26 ... 10,496 9,977
8145239.SQ.FTS.B , Zero Cpn , 3/02/26 ... 4,532 4,318

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
57
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
8145315.SQ.FTS.B , Zero Cpn , 3/02/26 ... $ 26,667 $ 25,292
8146231.SQ.FTS.B , Zero Cpn , 3/03/26 ... 6,572 6,350
8146554.SQ.FTS.B , Zero Cpn , 3/03/26 ... 9,763 9,298
8146855.SQ.FTS.B , Zero Cpn , 3/03/26 ... 4,014 3,850
8147040.SQ.FTS.B , Zero Cpn , 3/03/26 ... 8,110 7,764
8147240.SQ.FTS.B , Zero Cpn , 3/03/26 ... 5,816 5,539
8147390.SQ.FTS.B , Zero Cpn , 3/03/26 ... 35,521 33,077
8148045.SQ.FTS.B , Zero Cpn , 3/03/26 ... 4,630 4,433
8148149.SQ.FTS.B , Zero Cpn , 3/03/26 ... 6,289 5,985
8148249.SQ.FTS.B , Zero Cpn , 3/03/26 ... 3,760 3,598
8148343.SQ.FTS.B , Zero Cpn , 3/03/26 ... 16,349 15,649
8148738.SQ.FTS.B , Zero Cpn , 3/03/26 ... 12,391 11,851
8148983.SQ.FTS.B , Zero Cpn , 3/03/26 ... 1,545 1,495
8149024.SQ.FTS.B , Zero Cpn , 3/03/26 ... 1,438 1,374
8149055.SQ.FTS.B , Zero Cpn , 3/03/26 ... 1,721 1,624
8149082.SQ.FTS.B , Zero Cpn , 3/03/26 ... 8,572 8,185
8149284.SQ.FTS.B , Zero Cpn , 3/03/26 ... 8,473 7,551
8149469.SQ.FTS.B , Zero Cpn , 3/04/26 ... 88,436 84,647
8151780.SQ.FTS.B , Zero Cpn , 3/04/26 ... 13,828 13,237
8151992.SQ.FTS.B , Zero Cpn , 3/04/26 ... 25,242 24,201
8152425.SQ.FTS.B , Zero Cpn , 3/04/26 ... 2,360 2,257
8152476.SQ.FTS.B , Zero Cpn , 3/04/26 ... 15,910 15,169
8152742.SQ.FTS.B , Zero Cpn , 3/04/26 ... 14,913 14,259
8152971.SQ.FTS.B , Zero Cpn , 3/04/26 ... 9,245 8,783
8155026.SQ.FTS.B , Zero Cpn , 3/05/26 ... 11,404 10,757
8155408.SQ.FTS.B , Zero Cpn , 3/05/26 ... 1,754 1,659
8155465.SQ.FTS.B , Zero Cpn , 3/05/26 ... 7,799 7,440
8155710.SQ.FTS.B , Zero Cpn , 3/05/26 ... 4,252 4,079
8155880.SQ.FTS.B , Zero Cpn , 3/05/26 ... 1,221 960
8155930.SQ.FTS.B , Zero Cpn , 3/05/26 ... 18,414 17,611
8156604.SQ.FTS.B , Zero Cpn , 3/05/26 ... 2,681 2,561
8156663.SQ.FTS.B , Zero Cpn , 3/05/26 ... 3,084 2,953
8156729.SQ.FTS.B , Zero Cpn , 3/05/26 ... 54,315 51,865
8157783.SQ.FTS.B , Zero Cpn , 3/05/26 ... 36,975 35,335
8158265.SQ.FTS.B , Zero Cpn , 3/05/26 ... 18,631 17,842
8158568.SQ.FTS.B , Zero Cpn , 3/05/26 ... 5,337 5,151
8158709.SQ.FTS.B , Zero Cpn , 3/05/26 ... 13,801 13,179
8158885.SQ.FTS.B , Zero Cpn , 3/05/26 ... 1,976 1,822
8158896.SQ.FTS.B , Zero Cpn , 3/05/26 ... 9,647 9,215
8159145.SQ.FTS.B , Zero Cpn , 3/06/26 ... 12,307 11,526
8159478.SQ.FTS.B , Zero Cpn , 3/06/26 ... 5,106 4,439
8159653.SQ.FTS.B , Zero Cpn , 3/06/26 ... 1,070 960
8159704.SQ.FTS.B , Zero Cpn , 3/06/26 ... 21,939 19,078
8160326.SQ.FTS.B , Zero Cpn , 3/06/26 ... 4,983 4,744
8160480.SQ.FTS.B , Zero Cpn , 3/06/26 ... 19,985 19,065
8160802.SQ.FTS.B , Zero Cpn , 3/06/26 ... 52,924 50,564
8161785.SQ.FTS.B , Zero Cpn , 3/06/26 ... 10,523 10,065
8161994.SQ.FTS.B , Zero Cpn , 3/06/26 ... 2,007 1,831
8162069.SQ.FTS.B , Zero Cpn , 3/06/26 ... 1,050 984
8162107.SQ.FTS.B , Zero Cpn , 3/06/26 ... 1,944 1,844
8162148.SQ.FTS.B , Zero Cpn , 3/06/26 ... 4,185 3,995
8162241.SQ.FTS.B , Zero Cpn , 3/07/26 ... 8,501 8,117
8162394.SQ.FTS.B , Zero Cpn , 3/07/26 ... 3,182 3,014
8162440.SQ.FTS.B , Zero Cpn , 3/07/26 ... 13,352 12,399
8162648.SQ.FTS.B , Zero Cpn , 3/07/26 ... 3,716 3,550
8162699.SQ.FTS.B , Zero Cpn , 3/07/26 ... 15,563 14,726
8162974.SQ.FTS.B , Zero Cpn , 3/07/26 ... 1,696 1,587
8162998.SQ.FTS.B , Zero Cpn , 3/07/26 ... 35,281 33,351
Description
Principal
Amount Value
Block, Inc. (continued)
8163507.SQ.FTS.B , Zero Cpn , 3/08/26 ... $ 1,431 $ 1,346
8163527.SQ.FTS.B , Zero Cpn , 3/08/26 ... 5,988 5,711
8163620.SQ.FTS.B , Zero Cpn , 3/08/26 ... 13,528 12,661
8163826.SQ.FTS.B , Zero Cpn , 3/08/26 ... 1,372 1,253
8163854.SQ.FTS.B , Zero Cpn , 3/08/26 ... 2,512 2,381
8163891.SQ.FTS.B , Zero Cpn , 3/08/26 ... 4,518 4,284
8163975.SQ.FTS.B , Zero Cpn , 3/08/26 ... 21,034 20,114
8164934.SQ.FTS.B , Zero Cpn , 3/09/26 ... 1,355 1,291
8165043.SQ.FTS.B , Zero Cpn , 3/09/26 ... 1,356 1,023
8165084.SQ.FTS.B , Zero Cpn , 3/09/26 ... 11,792 10,281
8165389.SQ.FTS.B , Zero Cpn , 3/09/26 ... 4,934 4,709
8165476.SQ.FTS.B , Zero Cpn , 3/09/26 ... 670 567
8165492.SQ.FTS.B , Zero Cpn , 3/09/26 ... 14,220 13,501
8165774.SQ.FTS.B , Zero Cpn , 3/09/26 ... 8,185 7,813
8166039.SQ.FTS.B , Zero Cpn , 3/09/26 ... 2,111 2,008
8166083.SQ.FTS.B , Zero Cpn , 3/09/26 ... 4,312 4,116
8166162.SQ.FTS.B , Zero Cpn , 3/09/26 ... 1,965 1,847
8166189.SQ.FTS.B , Zero Cpn , 3/09/26 ... 1,348 1,288
8166222.SQ.FTS.B , Zero Cpn , 3/09/26 ... 5,990 5,703
8166313.SQ.FTS.B , Zero Cpn , 3/09/26 ... 2,970 2,834
8166378.SQ.FTS.B , Zero Cpn , 3/09/26 ... 4,804 4,631
8166471.SQ.FTS.B , Zero Cpn , 3/09/26 ... 11,809 11,206
8166633.SQ.FTS.B , Zero Cpn , 3/09/26 ... 838 792
8166640.SQ.FTS.B , Zero Cpn , 3/09/26 ... 10,637 10,138
8166826.SQ.FTS.B , Zero Cpn , 3/09/26 ... 84,234 80,278
8167762.SQ.FTS.B , Zero Cpn , 3/10/26 ... 1,707 1,614
8167907.SQ.FTS.B , Zero Cpn , 3/10/26 ... 5,749 5,497
8168187.SQ.FTS.B , Zero Cpn , 3/10/26 ... 2,817 2,649
8168375.SQ.FTS.B , Zero Cpn , 3/10/26 ... 19,904 18,898
8169199.SQ.FTS.B , Zero Cpn , 3/10/26 ... 67,489 64,475
8170828.SQ.FTS.B , Zero Cpn , 3/10/26 ... 1,637 1,551
8170878.SQ.FTS.B , Zero Cpn , 3/10/26 ... 10,193 9,604
8171092.SQ.FTS.B , Zero Cpn , 3/10/26 ... 1,947 1,837
8171151.SQ.FTS.B , Zero Cpn , 3/10/26 ... 3,824 3,659
8171274.SQ.FTS.B , Zero Cpn , 3/10/26 ... 1,913 1,721
8171317.SQ.FTS.B , Zero Cpn , 3/10/26 ... 19,058 18,173
8171482.SQ.FTS.B , Zero Cpn , 3/11/26 ... 10,884 10,305
8171974.SQ.FTS.B , Zero Cpn , 3/11/26 ... 19,722 18,230
8172685.SQ.FTS.B , Zero Cpn , 3/11/26 ... 3,023 2,865
8172765.SQ.FTS.B , Zero Cpn , 3/11/26 ... 5,678 5,074
8172905.SQ.FTS.B , Zero Cpn , 3/11/26 ... 20,832 20,046
8173310.SQ.FTS.B , Zero Cpn , 3/11/26 ... 52,712 50,171
8174181.SQ.FTS.B , Zero Cpn , 3/11/26 ... 3,923 3,770
8174563.SQ.FTS.B , Zero Cpn , 3/11/26 ... 2,834 2,738
8174639.SQ.FTS.B , Zero Cpn , 3/11/26 ... 5,468 5,270
8176747.SQ.FTS.B , Zero Cpn , 3/12/26 ... 9,588 9,163
8177107.SQ.FTS.B , Zero Cpn , 3/12/26 ... 6,114 5,844
8177307.SQ.FTS.B , Zero Cpn , 3/12/26 ... 3,604 3,243
8177398.SQ.FTS.B , Zero Cpn , 3/12/26 ... 20,895 19,953
8178145.SQ.FTS.B , Zero Cpn , 3/12/26 ... 10,260 9,875
8178539.SQ.FTS.B , Zero Cpn , 3/12/26 ... 16,043 15,177
8178839.SQ.FTS.B , Zero Cpn , 3/12/26 ... 65,396 61,845
8179981.SQ.FTS.B , Zero Cpn , 3/12/26 ... 8,768 8,216
8180118.SQ.FTS.B , Zero Cpn , 3/12/26 ... 5,976 5,696
8180242.SQ.FTS.B , Zero Cpn , 3/12/26 ... 5,465 5,036
8180367.SQ.FTS.B , Zero Cpn , 3/12/26 ... 2,455 2,330
8180403.SQ.FTS.B , Zero Cpn , 3/12/26 ... 34,105 32,090
8180860.SQ.FTS.B , Zero Cpn , 3/13/26 ... 1,251 1,206

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
58
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
8180916.SQ.FTS.B , Zero Cpn , 3/13/26 ... $ 1,808 $ 923
8180951.SQ.FTS.B , Zero Cpn , 3/13/26 ... 3,881 3,710
8181041.SQ.FTS.B , Zero Cpn , 3/13/26 ... 890 847
8181078.SQ.FTS.B , Zero Cpn , 3/13/26 ... 1,077 1,026
8181148.SQ.FTS.B , Zero Cpn , 3/13/26 ... 3,512 3,309
8181282.SQ.FTS.B , Zero Cpn , 3/13/26 ... 17,663 16,756
8181974.SQ.FTS.B , Zero Cpn , 3/13/26 ... 6,113 5,345
8182120.SQ.FTS.B , Zero Cpn , 3/13/26 ... 15,157 14,406
8182460.SQ.FTS.B , Zero Cpn , 3/13/26 ... 1,069 1,014
8182507.SQ.FTS.B , Zero Cpn , 3/13/26 ... 5,145 4,880
8182649.SQ.FTS.B , Zero Cpn , 3/13/26 ... 64,685 61,970
8184238.SQ.FTS.B , Zero Cpn , 3/13/26 ... 9,988 9,518
8184254.SQ.FTS.B , Zero Cpn , 3/14/26 ... 3,436 3,273
8184316.SQ.FTS.B , Zero Cpn , 3/14/26 ... 9,596 8,807
8184484.SQ.FTS.B , Zero Cpn , 3/14/26 ... 3,235 3,088
8184535.SQ.FTS.B , Zero Cpn , 3/14/26 ... 2,516 2,421
8184581.SQ.FTS.B , Zero Cpn , 3/14/26 ... 8,056 7,550
8184701.SQ.FTS.B , Zero Cpn , 3/14/26 ... 1,653 1,575
8184741.SQ.FTS.B , Zero Cpn , 3/14/26 ... 19,570 18,657
8185115.SQ.FTS.B , Zero Cpn , 3/14/26 ... 9,272 8,831
8185295.SQ.FTS.B , Zero Cpn , 3/15/26 ... 970 875
8185313.SQ.FTS.B , Zero Cpn , 3/15/26 ... 8,120 7,753
8185456.SQ.FTS.B , Zero Cpn , 3/15/26 ... 6,065 5,781
8185551.SQ.FTS.B , Zero Cpn , 3/15/26 ... 748 706
8185556.SQ.FTS.B , Zero Cpn , 3/15/26 ... 1,475 1,389
8185592.SQ.FTS.B , Zero Cpn , 3/15/26 ... 18,176 17,279
8185861.SQ.FTS.B , Zero Cpn , 3/15/26 ... 2,172 2,055
8185910.SQ.FTS.B , Zero Cpn , 3/15/26 ... 5,723 4,473
8186007.SQ.FTS.B , Zero Cpn , 3/15/26 ... 1,812 1,733
8186234.SQ.FTS.B , Zero Cpn , 3/16/26 ... 2,012 1,921
8186264.SQ.FTS.B , Zero Cpn , 3/16/26 ... 15,817 15,155
8186644.SQ.FTS.B , Zero Cpn , 3/16/26 ... 10,425 9,917
8187056.SQ.FTS.B , Zero Cpn , 3/16/26 ... 53,645 51,255
8188013.SQ.FTS.B , Zero Cpn , 3/16/26 ... 45,427 43,372
8188825.SQ.FTS.B , Zero Cpn , 3/16/26 ... 40,048 38,494
8189536.SQ.FTS.B , Zero Cpn , 3/16/26 ... 17,607 16,559
8189766.SQ.FTS.B , Zero Cpn , 3/16/26 ... 9,784 9,173
8190000.SQ.FTS.B , Zero Cpn , 3/17/26 ... 10,321 9,831
8190366.SQ.FTS.B , Zero Cpn , 3/17/26 ... 5,141 4,856
8190551.SQ.FTS.B , Zero Cpn , 3/17/26 ... 5,711 5,450
8190913.SQ.FTS.B , Zero Cpn , 3/17/26 ... 2,437 2,258
8191003.SQ.FTS.B , Zero Cpn , 3/17/26 ... 80,148 76,773
8192588.SQ.FTS.B , Zero Cpn , 3/17/26 ... 4,956 4,700
8192641.SQ.FTS.B , Zero Cpn , 3/17/26 ... 16,566 15,520
8192800.SQ.FTS.B , Zero Cpn , 3/17/26 ... 14,506 13,828
8192961.SQ.FTS.B , Zero Cpn , 3/17/26 ... 3,812 3,585
8192987.SQ.FTS.B , Zero Cpn , 3/17/26 ... 5,136 4,895
8193067.SQ.FTS.B , Zero Cpn , 3/17/26 ... 9,735 9,311
8193236.SQ.FTS.B , Zero Cpn , 3/17/26 ... 12,860 12,235
8193577.SQ.FTS.B , Zero Cpn , 3/18/26 ... 4,390 4,180
8193711.SQ.FTS.B , Zero Cpn , 3/18/26 ... 1,012 939
8193726.SQ.FTS.B , Zero Cpn , 3/18/26 ... 17,365 16,536
8194217.SQ.FTS.B , Zero Cpn , 3/18/26 ... 4,275 4,089
8194420.SQ.FTS.B , Zero Cpn , 3/18/26 ... 959 913
8194434.SQ.FTS.B , Zero Cpn , 3/18/26 ... 20,279 19,173
8194923.SQ.FTS.B , Zero Cpn , 3/18/26 ... 2,041 1,954
8194976.SQ.FTS.B , Zero Cpn , 3/18/26 ... 48,830 46,294
8195724.SQ.FTS.B , Zero Cpn , 3/18/26 ... 5,560 5,296
Description
Principal
Amount Value
Block, Inc. (continued)
8195879.SQ.FTS.B , Zero Cpn , 3/18/26 ... $ 6,190 $ 5,790
8196041.SQ.FTS.B , Zero Cpn , 3/18/26 ... 32,420 31,097
8196578.SQ.FTS.B , Zero Cpn , 3/18/26 ... 47,620 44,821
8198920.SQ.FTS.B , Zero Cpn , 3/19/26 ... 89,409 85,765
8201219.SQ.FTS.B , Zero Cpn , 3/19/26 ... 4,364 4,120
8201286.SQ.FTS.B , Zero Cpn , 3/19/26 ... 4,816 4,562
8201378.SQ.FTS.B , Zero Cpn , 3/19/26 ... 697 663
8201400.SQ.FTS.B , Zero Cpn , 3/19/26 ... 34,388 32,918
8202392.SQ.FTS.B , Zero Cpn , 3/19/26 ... 718 672
8202398.SQ.FTS.B , Zero Cpn , 3/19/26 ... 2,664 2,480
8202425.SQ.FTS.B , Zero Cpn , 3/19/26 ... 5,763 5,505
8202534.SQ.FTS.B , Zero Cpn , 3/19/26 ... 2,661 2,538
8202573.SQ.FTS.B , Zero Cpn , 3/19/26 ... 1,779 1,578
8202600.SQ.FTS.B , Zero Cpn , 3/19/26 ... 1,753 1,640
8202617.SQ.FTS.B , Zero Cpn , 3/19/26 ... 5,448 5,124
8202730.SQ.FTS.B , Zero Cpn , 3/20/26 ... 3,613 3,390
8202864.SQ.FTS.B , Zero Cpn , 3/20/26 ... 5,179 4,926
8203009.SQ.FTS.B , Zero Cpn , 3/20/26 ... 9,020 8,451
8203270.SQ.FTS.B , Zero Cpn , 3/20/26 ... 4,602 4,045
8203431.SQ.FTS.B , Zero Cpn , 3/20/26 ... 5,534 5,178
8203655.SQ.FTS.B , Zero Cpn , 3/20/26 ... 20,253 19,360
8204088.SQ.FTS.B , Zero Cpn , 3/20/26 ... 7,099 6,751
8204187.SQ.FTS.B , Zero Cpn , 3/20/26 ... 13,588 12,916
8204430.SQ.FTS.B , Zero Cpn , 3/20/26 ... 1,699 1,633
8204473.SQ.FTS.B , Zero Cpn , 3/20/26 ... 5,498 5,198
8204610.SQ.FTS.B , Zero Cpn , 3/20/26 ... 3,482 2,777
8204771.SQ.FTS.B , Zero Cpn , 3/20/26 ... 27,301 25,994
8205269.SQ.FTS.B , Zero Cpn , 3/20/26 ... 1,304 1,220
8205287.SQ.FTS.B , Zero Cpn , 3/20/26 ... 297 282
8205291.SQ.FTS.B , Zero Cpn , 3/20/26 ... 5,148 4,895
8205369.SQ.FTS.B , Zero Cpn , 3/20/26 ... 1,746 1,372
8205397.SQ.FTS.B , Zero Cpn , 3/20/26 ... 6,759 6,120
8205504.SQ.FTS.B , Zero Cpn , 3/20/26 ... 1,000 959
8205517.SQ.FTS.B , Zero Cpn , 3/20/26 ... 5,001 4,761
8205642.SQ.FTS.B , Zero Cpn , 3/20/26 ... 10,206 9,602
8205825.SQ.FTS.B , Zero Cpn , 3/20/26 ... 1,321 1,232
8205847.SQ.FTS.B , Zero Cpn , 3/20/26 ... 10,040 9,545
8205976.SQ.FTS.B , Zero Cpn , 3/20/26 ... 6,318 5,832
8206121.SQ.FTS.B , Zero Cpn , 3/21/26 ... 10,008 9,515
8206253.SQ.FTS.B , Zero Cpn , 3/21/26 ... 2,327 2,228
8206289.SQ.FTS.B , Zero Cpn , 3/21/26 ... 4,123 3,936
8206343.SQ.FTS.B , Zero Cpn , 3/21/26 ... 4,392 4,158
8206399.SQ.FTS.B , Zero Cpn , 3/21/26 ... 12,302 11,404
8206532.SQ.FTS.B , Zero Cpn , 3/21/26 ... 2,202 2,102
8206560.SQ.FTS.B , Zero Cpn , 3/21/26 ... 4,022 3,775
8206612.SQ.FTS.B , Zero Cpn , 3/21/26 ... 6,554 6,245
8206700.SQ.FTS.B , Zero Cpn , 3/21/26 ... 3,921 3,686
8206836.SQ.FTS.B , Zero Cpn , 3/21/26 ... 2,545 2,412
8206878.SQ.FTS.B , Zero Cpn , 3/21/26 ... 2,757 2,655
8206934.SQ.FTS.B , Zero Cpn , 3/21/26 ... 4,271 4,019
8206989.SQ.FTS.B , Zero Cpn , 3/21/26 ... 5,532 5,175
8207064.SQ.FTS.B , Zero Cpn , 3/21/26 ... 21,013 20,147
8207402.SQ.FTS.B , Zero Cpn , 3/22/26 ... 34,932 33,377
8207912.SQ.FTS.B , Zero Cpn , 3/22/26 ... 11,913 11,392
8208463.SQ.FTS.B , Zero Cpn , 3/23/26 ... 2,030 1,921
8208532.SQ.FTS.B , Zero Cpn , 3/23/26 ... 2,763 2,618
8208609.SQ.FTS.B , Zero Cpn , 3/23/26 ... 6,277 5,994
8208973.SQ.FTS.B , Zero Cpn , 3/23/26 ... 4,402 4,062

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
59
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
8209089.SQ.FTS.B , Zero Cpn , 3/23/26 ... $ 3,554 $ 3,267
8209177.SQ.FTS.B , Zero Cpn , 3/23/26 ... 6,824 5,896
8209280.SQ.FTS.B , Zero Cpn , 3/23/26 ... 4,414 4,184
8209363.SQ.FTS.B , Zero Cpn , 3/23/26 ... 2,544 2,454
8209440.SQ.FTS.B , Zero Cpn , 3/23/26 ... 4,394 4,193
8209555.SQ.FTS.B , Zero Cpn , 3/23/26 ... 5,296 5,023
8209660.SQ.FTS.B , Zero Cpn , 3/23/26 ... 654 556
8209672.SQ.FTS.B , Zero Cpn , 3/23/26 ... 17,217 15,234
8209922.SQ.FTS.B , Zero Cpn , 3/23/26 ... 2,631 2,369
8209977.SQ.FTS.B , Zero Cpn , 3/23/26 ... 4,120 3,940
8210085.SQ.FTS.B , Zero Cpn , 3/23/26 ... 9,940 9,365
8210256.SQ.FTS.B , Zero Cpn , 3/23/26 ... 14,650 14,033
8210538.SQ.FTS.B , Zero Cpn , 3/23/26 ... 6,483 4,817
8210603.SQ.FTS.B , Zero Cpn , 3/23/26 ... 51,745 48,851
8211306.SQ.FTS.B , Zero Cpn , 3/23/26 ... 1,894 1,755
8211344.SQ.FTS.B , Zero Cpn , 3/23/26 ... 5,126 4,892
8211466.SQ.FTS.B , Zero Cpn , 3/23/26 ... 6,118 5,830
8211599.SQ.FTS.B , Zero Cpn , 3/23/26 ... 2,153 2,038
8211626.SQ.FTS.B , Zero Cpn , 3/23/26 ... 6,017 5,688
8211762.SQ.FTS.B , Zero Cpn , 3/24/26 ... 2,232 2,070
8211829.SQ.FTS.B , Zero Cpn , 3/24/26 ... 1,529 1,465
8211919.SQ.FTS.B , Zero Cpn , 3/24/26 ... 1,435 1,243
8211986.SQ.FTS.B , Zero Cpn , 3/24/26 ... 3,001 2,863
8212106.SQ.FTS.B , Zero Cpn , 3/24/26 ... 4,512 4,296
8212293.SQ.FTS.B , Zero Cpn , 3/24/26 ... 2,494 2,346
8212410.SQ.FTS.B , Zero Cpn , 3/24/26 ... 6,577 6,261
8212682.SQ.FTS.B , Zero Cpn , 3/24/26 ... 3,921 3,738
8212827.SQ.FTS.B , Zero Cpn , 3/24/26 ... 18,692 17,799
8213218.SQ.FTS.B , Zero Cpn , 3/24/26 ... 578 560
8213246.SQ.FTS.B , Zero Cpn , 3/24/26 ... 1,379 1,324
8213268.SQ.FTS.B , Zero Cpn , 3/24/26 ... 7,201 6,808
8213438.SQ.FTS.B , Zero Cpn , 3/24/26 ... 718 691
8213447.SQ.FTS.B , Zero Cpn , 3/24/26 ... 22,440 21,291
8213869.SQ.FTS.B , Zero Cpn , 3/24/26 ... 23,819 22,429
8214310.SQ.FTS.B , Zero Cpn , 3/24/26 ... 18,200 17,249
8214668.SQ.FTS.B , Zero Cpn , 3/24/26 ... 7,256 6,861
8214789.SQ.FTS.B , Zero Cpn , 3/24/26 ... 2,811 2,706
8214819.SQ.FTS.B , Zero Cpn , 3/24/26 ... 10,995 10,158
8214941.SQ.FTS.B , Zero Cpn , 3/24/26 ... 46,322 44,276
8214983.SQ.FTS.B , Zero Cpn , 3/25/26 ... 15,596 14,925
8215375.SQ.FTS.B , Zero Cpn , 3/25/26 ... 4,728 4,316
8215471.SQ.FTS.B , Zero Cpn , 3/25/26 ... 361 344
8215485.SQ.FTS.B , Zero Cpn , 3/25/26 ... 1,576 1,497
8215553.SQ.FTS.B , Zero Cpn , 3/25/26 ... 1,195 1,131
8215602.SQ.FTS.B , Zero Cpn , 3/25/26 ... 2,226 2,105
8215659.SQ.FTS.B , Zero Cpn , 3/25/26 ... 8,600 8,143
8215951.SQ.FTS.B , Zero Cpn , 3/25/26 ... 2,114 1,835
8216001.SQ.FTS.B , Zero Cpn , 3/25/26 ... 16,457 15,682
8216354.SQ.FTS.B , Zero Cpn , 3/25/26 ... 3,333 3,181
8216444.SQ.FTS.B , Zero Cpn , 3/25/26 ... 5,716 5,326
8216590.SQ.FTS.B , Zero Cpn , 3/25/26 ... 1,884 1,795
8216643.SQ.FTS.B , Zero Cpn , 3/25/26 ... 1,938 1,816
8216680.SQ.FTS.B , Zero Cpn , 3/25/26 ... 3,277 3,148
8216733.SQ.FTS.B , Zero Cpn , 3/25/26 ... 6,356 6,041
8216798.SQ.FTS.B , Zero Cpn , 3/25/26 ... 4,249 3,991
8216869.SQ.FTS.B , Zero Cpn , 3/25/26 ... 1,176 1,080
8216882.SQ.FTS.B , Zero Cpn , 3/25/26 ... 9,789 8,760
8217076.SQ.FTS.B , Zero Cpn , 3/25/26 ... 7,263 6,913
Description
Principal
Amount Value
Block, Inc. (continued)
8217217.SQ.FTS.B , Zero Cpn , 3/25/26 ... $ 2,047 $ 1,941
8217271.SQ.FTS.B , Zero Cpn , 3/25/26 ... 3,724 3,521
8217313.SQ.FTS.B , Zero Cpn , 3/25/26 ... 11,091 10,505
8217705.SQ.FTS.B , Zero Cpn , 3/25/26 ... 5,191 4,873
8217860.SQ.FTS.B , Zero Cpn , 3/25/26 ... 30,026 27,868
8218210.SQ.FTS.B , Zero Cpn , 3/25/26 ... 27,084 25,905
8220604.SQ.FTS.B , Zero Cpn , 3/26/26 ... 15,466 14,303
8221088.SQ.FTS.B , Zero Cpn , 3/26/26 ... 8,266 7,543
8221556.SQ.FTS.B , Zero Cpn , 3/26/26 ... 4,143 3,724
8221773.SQ.FTS.B , Zero Cpn , 3/26/26 ... 9,050 8,472
8221986.SQ.FTS.B , Zero Cpn , 3/26/26 ... 1,527 1,398
8221997.SQ.FTS.B , Zero Cpn , 3/26/26 ... 1,003 914
8222040.SQ.FTS.B , Zero Cpn , 3/26/26 ... 32,431 30,379
8222983.SQ.FTS.B , Zero Cpn , 3/26/26 ... 4,132 3,820
8223096.SQ.FTS.B , Zero Cpn , 3/26/26 ... 6,702 6,275
8223240.SQ.FTS.B , Zero Cpn , 3/26/26 ... 2,441 2,238
8223346.SQ.FTS.B , Zero Cpn , 3/26/26 ... 5,058 4,735
8223600.SQ.FTS.B , Zero Cpn , 3/26/26 ... 4,715 4,294
8223823.SQ.FTS.B , Zero Cpn , 3/26/26 ... 9,919 9,037
8224195.SQ.FTS.B , Zero Cpn , 3/27/26 ... 2,660 2,448
8224309.SQ.FTS.B , Zero Cpn , 3/27/26 ... 3,265 3,055
8224480.SQ.FTS.B , Zero Cpn , 3/27/26 ... 19,544 18,273
8225424.SQ.FTS.B , Zero Cpn , 3/27/26 ... 3,429 3,163
8225563.SQ.FTS.B , Zero Cpn , 3/27/26 ... 2,797 2,529
8225675.SQ.FTS.B , Zero Cpn , 3/27/26 ... 2,021 1,891
8225769.SQ.FTS.B , Zero Cpn , 3/27/26 ... 18,400 16,959
8226308.SQ.FTS.B , Zero Cpn , 3/27/26 ... 4,626 4,298
8226398.SQ.FTS.B , Zero Cpn , 3/27/26 ... 1,921 1,767
8226412.SQ.FTS.B , Zero Cpn , 3/27/26 ... 585 531
8226419.SQ.FTS.B , Zero Cpn , 3/27/26 ... 1,754 1,600
8226448.SQ.FTS.B , Zero Cpn , 3/27/26 ... 31,240 29,241
8226864.SQ.FTS.B , Zero Cpn , 3/27/26 ... 2,270 2,091
8226908.SQ.FTS.B , Zero Cpn , 3/27/26 ... 4,272 3,936
8227008.SQ.FTS.B , Zero Cpn , 3/27/26 ... 14,809 13,856
8227182.SQ.FTS.B , Zero Cpn , 3/27/26 ... 32,101 29,895
8227883.SQ.FTS.B , Zero Cpn , 3/27/26 ... 27,683 25,525
8228042.SQ.FTS.B , Zero Cpn , 3/28/26 ... 19,119 17,895
8228286.SQ.FTS.B , Zero Cpn , 3/28/26 ... 11,943 10,944
8228481.SQ.FTS.B , Zero Cpn , 3/28/26 ... 8,945 8,047
8228833.SQ.FTS.B , Zero Cpn , 3/28/26 ... 4,308 3,940
8228910.SQ.FTS.B , Zero Cpn , 3/28/26 ... 2,735 2,450
8228975.SQ.FTS.B , Zero Cpn , 3/28/26 ... 31,369 29,115
8229550.SQ.FTS.B , Zero Cpn , 3/29/26 ... 22,626 20,774
8230226.SQ.FTS.B , Zero Cpn , 3/30/26 ... 3,718 3,479
8230300.SQ.FTS.B , Zero Cpn , 3/30/26 ... 14,001 12,648
8231122.SQ.FTS.B , Zero Cpn , 3/30/26 ... 1,522 1,411
8231192.SQ.FTS.B , Zero Cpn , 3/30/26 ... 48,295 44,841
8232751.SQ.FTS.B , Zero Cpn , 3/30/26 ... 1,069 968
8232774.SQ.FTS.B , Zero Cpn , 3/30/26 ... 60,729 55,731
8233929.SQ.FTS.B , Zero Cpn , 3/30/26 ... 10,546 9,788
8234119.SQ.FTS.B , Zero Cpn , 3/30/26 ... 3,396 3,179
8234250.SQ.FTS.B , Zero Cpn , 3/30/26 ... 2,087 1,908
8234319.SQ.FTS.B , Zero Cpn , 3/30/26 ... 2,635 2,384
8234582.SQ.FTS.B , Zero Cpn , 4/01/26 ... 17,617 16,406
8235030.SQ.FTS.B , Zero Cpn , 4/01/26 ... 10,635 9,726
8235313.SQ.FTS.B , Zero Cpn , 4/01/26 ... 1,182 1,077
8235348.SQ.FTS.B , Zero Cpn , 4/01/26 ... 20,258 18,869
8236119.SQ.FTS.B , Zero Cpn , 4/01/26 ... 4,238 3,967

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
60
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
8236210.SQ.FTS.B , Zero Cpn , 4/01/26 ... $ 3,154 $ 2,937
8236305.SQ.FTS.B , Zero Cpn , 4/01/26 ... 2,166 1,959
8236342.SQ.FTS.B , Zero Cpn , 4/01/26 ... 2,088 1,916
8236377.SQ.FTS.B , Zero Cpn , 4/01/26 ... 4,788 4,355
8236507.SQ.FTS.B , Zero Cpn , 4/01/26 ... 523 490
8236525.SQ.FTS.B , Zero Cpn , 4/01/26 ... 8,271 7,559
8236670.SQ.FTS.B , Zero Cpn , 4/01/26 ... 6,965 6,313
8236780.SQ.FTS.B , Zero Cpn , 4/01/26 ... 606 564
8236797.SQ.FTS.B , Zero Cpn , 4/01/26 ... 41,448 38,781
8237577.SQ.FTS.B , Zero Cpn , 4/01/26 ... 8,112 7,393
8237680.SQ.FTS.B , Zero Cpn , 4/01/26 ... 34,552 32,048
8238282.SQ.FTS.B , Zero Cpn , 4/01/26 ... 4,051 3,768
8238428.SQ.FTS.B , Zero Cpn , 4/01/26 ... 1,704 1,565
8238464.SQ.FTS.B , Zero Cpn , 4/01/26 ... 22,463 21,028
8238750.SQ.FTS.B , Zero Cpn , 4/02/26 ... 3,968 3,608
8238866.SQ.FTS.B , Zero Cpn , 4/02/26 ... 8,216 7,553
8238995.SQ.FTS.B , Zero Cpn , 4/02/26 ... 2,180 2,011
8239025.SQ.FTS.B , Zero Cpn , 4/02/26 ... 533 496
8239054.SQ.FTS.B , Zero Cpn , 4/02/26 ... 16,761 15,497
8239718.SQ.FTS.B , Zero Cpn , 4/02/26 ... 976 906
8239762.SQ.FTS.B , Zero Cpn , 4/02/26 ... 4,274 3,904
8239892.SQ.FTS.B , Zero Cpn , 4/02/26 ... 2,411 2,199
8239966.SQ.FTS.B , Zero Cpn , 4/02/26 ... 1,576 1,475
8240006.SQ.FTS.B , Zero Cpn , 4/02/26 ... 1,363 1,250
8240040.SQ.FTS.B , Zero Cpn , 4/02/26 ... 86,453 79,901
8241352.SQ.FTS.B , Zero Cpn , 4/02/26 ... 98,437 91,709
8244618.SQ.FTS.B , Zero Cpn , 4/03/26 ... 20,697 19,370
8245361.SQ.FTS.B , Zero Cpn , 4/03/26 ... 10,379 9,718
8245765.SQ.FTS.B , Zero Cpn , 4/03/26 ... 1,995 1,827
8245869.SQ.FTS.B , Zero Cpn , 4/03/26 ... 1,497 1,361
8245947.SQ.FTS.B , Zero Cpn , 4/03/26 ... 6,268 5,811
8246157.SQ.FTS.B , Zero Cpn , 4/03/26 ... 2,115 1,978
8246212.SQ.FTS.B , Zero Cpn , 4/03/26 ... 21,457 20,057
8246875.SQ.FTS.B , Zero Cpn , 4/03/26 ... 2,158 2,020
8246946.SQ.FTS.B , Zero Cpn , 4/03/26 ... 27,905 25,920
8247535.SQ.FTS.B , Zero Cpn , 4/03/26 ... 3,333 3,034
8247568.SQ.FTS.B , Zero Cpn , 4/03/26 ... 6,334 5,785
8247665.SQ.FTS.B , Zero Cpn , 4/03/26 ... 2,578 2,410
8247695.SQ.FTS.B , Zero Cpn , 4/03/26 ... 2,268 2,105
8247768.SQ.FTS.B , Zero Cpn , 4/03/26 ... 1,680 1,525
8247794.SQ.FTS.B , Zero Cpn , 4/03/26 ... 55,590 51,184
8248493.SQ.FTS.B , Zero Cpn , 4/03/26 ... 14,862 13,443
8248769.SQ.FTS.B , Zero Cpn , 4/03/26 ... 6,746 6,166
8248806.SQ.FTS.B , Zero Cpn , 4/03/26 ... 20,437 18,585
8248923.SQ.FTS.B , Zero Cpn , 4/04/26 ... 16,029 14,926
8249450.SQ.FTS.B , Zero Cpn , 4/04/26 ... 1,884 1,738
8249538.SQ.FTS.B , Zero Cpn , 4/04/26 ... 594 540
8249550.SQ.FTS.B , Zero Cpn , 4/04/26 ... 2,898 2,623
8249656.SQ.FTS.B , Zero Cpn , 4/04/26 ... 16,179 15,129
8250191.SQ.FTS.B , Zero Cpn , 4/04/26 ... 958 878
8250208.SQ.FTS.B , Zero Cpn , 4/04/26 ... 9,383 8,614
8250376.SQ.FTS.B , Zero Cpn , 4/04/26 ... 7,817 7,215
8250480.SQ.FTS.B , Zero Cpn , 4/04/26 ... 10,827 10,126
8250709.SQ.FTS.B , Zero Cpn , 4/04/26 ... 2,362 2,172
8250756.SQ.FTS.B , Zero Cpn , 4/04/26 ... 13,194 12,232
8250977.SQ.FTS.B , Zero Cpn , 4/04/26 ... 7,025 6,574
8251137.SQ.FTS.B , Zero Cpn , 4/04/26 ... 8,127 7,570
8251328.SQ.FTS.B , Zero Cpn , 4/04/26 ... 37,157 34,586
Description
Principal
Amount Value
Block, Inc. (continued)
8251982.SQ.FTS.B , Zero Cpn , 4/04/26 ... $ 71,670 $ 66,675
8252565.SQ.FTS.B , Zero Cpn , 4/05/26 ... 4,363 3,948
8252642.SQ.FTS.B , Zero Cpn , 4/05/26 ... 3,376 3,112
8252691.SQ.FTS.B , Zero Cpn , 4/05/26 ... 3,165 2,961
8252744.SQ.FTS.B , Zero Cpn , 4/05/26 ... 10,612 9,926
8252899.SQ.FTS.B , Zero Cpn , 4/05/26 ... 745 676
8252910.SQ.FTS.B , Zero Cpn , 4/05/26 ... 2,152 1,964
8252937.SQ.FTS.B , Zero Cpn , 4/05/26 ... 43,168 40,055
8253601.SQ.FTS.B , Zero Cpn , 4/06/26 ... 3,555 3,324
8253659.SQ.FTS.B , Zero Cpn , 4/06/26 ... 897 823
8253676.SQ.FTS.B , Zero Cpn , 4/06/26 ... 2,174 2,016
8253717.SQ.FTS.B , Zero Cpn , 4/06/26 ... 2,236 2,063
8253754.SQ.FTS.B , Zero Cpn , 4/06/26 ... 7,464 6,946
8253883.SQ.FTS.B , Zero Cpn , 4/06/26 ... 7,046 6,532
8253968.SQ.FTS.B , Zero Cpn , 4/06/26 ... 25,382 23,625
8254363.SQ.FTS.B , Zero Cpn , 4/06/26 ... 7,939 7,388
8254812.SQ.FTS.B , Zero Cpn , 4/07/26 ... 966 873
8254825.SQ.FTS.B , Zero Cpn , 4/07/26 ... 3,227 2,955
8254966.SQ.FTS.B , Zero Cpn , 4/07/26 ... 5,516 5,159
8255180.SQ.FTS.B , Zero Cpn , 4/07/26 ... 5,138 4,748
8255354.SQ.FTS.B , Zero Cpn , 4/07/26 ... 1,173 1,093
8255421.SQ.FTS.B , Zero Cpn , 4/07/26 ... 18,510 17,174
8255929.SQ.FTS.B , Zero Cpn , 4/07/26 ... 6,633 6,060
8256099.SQ.FTS.B , Zero Cpn , 4/07/26 ... 1,645 1,503
8256149.SQ.FTS.B , Zero Cpn , 4/07/26 ... 1,146 1,033
8256206.SQ.FTS.B , Zero Cpn , 4/07/26 ... 9,153 8,372
8256384.SQ.FTS.B , Zero Cpn , 4/07/26 ... 11,643 10,728
8256593.SQ.FTS.B , Zero Cpn , 4/07/26 ... 3,024 2,768
8256652.SQ.FTS.B , Zero Cpn , 4/07/26 ... 3,619 3,349
8256755.SQ.FTS.B , Zero Cpn , 4/07/26 ... 9,444 8,787
8256969.SQ.FTS.B , Zero Cpn , 4/07/26 ... 49,069 44,683
8257850.SQ.FTS.B , Zero Cpn , 4/07/26 ... 27,489 25,463
8258217.SQ.FTS.B , Zero Cpn , 4/07/26 ... 867 789
8258232.SQ.FTS.B , Zero Cpn , 4/07/26 ... 5,473 5,005
8258334.SQ.FTS.B , Zero Cpn , 4/07/26 ... 933 691
8258449.SQ.FTS.B , Zero Cpn , 4/07/26 ... 1,868 1,703
8258502.SQ.FTS.B , Zero Cpn , 4/07/26 ... 5,412 5,014
8258562.SQ.FTS.B , Zero Cpn , 4/08/26 ... 724 665
8258586.SQ.FTS.B , Zero Cpn , 4/08/26 ... 3,219 3,011
8258689.SQ.FTS.B , Zero Cpn , 4/08/26 ... 33,924 31,379
8259815.SQ.FTS.B , Zero Cpn , 4/08/26 ... 4,505 4,093
8259927.SQ.FTS.B , Zero Cpn , 4/08/26 ... 315 295
8259944.SQ.FTS.B , Zero Cpn , 4/08/26 ... 21,548 20,043
8260322.SQ.FTS.B , Zero Cpn , 4/08/26 ... 64,944 60,743
8261170.SQ.FTS.B , Zero Cpn , 4/08/26 ... 2,112 1,936
8261191.SQ.FTS.B , Zero Cpn , 4/08/26 ... 1,338 1,224
8261206.SQ.FTS.B , Zero Cpn , 4/08/26 ... 11,791 10,824
8261349.SQ.FTS.B , Zero Cpn , 4/08/26 ... 2,629 2,425
8261394.SQ.FTS.B , Zero Cpn , 4/08/26 ... 4,099 3,764
8261467.SQ.FTS.B , Zero Cpn , 4/08/26 ... 14,929 13,650
8261789.SQ.FTS.B , Zero Cpn , 4/08/26 ... 5,947 5,491
8261930.SQ.FTS.B , Zero Cpn , 4/08/26 ... 20,986 19,368
8262152.SQ.FTS.B , Zero Cpn , 4/09/26 ... 3,345 3,060
8262263.SQ.FTS.B , Zero Cpn , 4/09/26 ... 2,917 2,647
8262349.SQ.FTS.B , Zero Cpn , 4/09/26 ... 32,259 29,583
8263337.SQ.FTS.B , Zero Cpn , 4/09/26 ... 1,135 1,029
8263370.SQ.FTS.B , Zero Cpn , 4/09/26 ... 1,314 1,205
8263419.SQ.FTS.B , Zero Cpn , 4/09/26 ... 9,425 8,813

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
61
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
8263605.SQ.FTS.B , Zero Cpn , 4/09/26 ... $ 2,894 $ 2,644
8263641.SQ.FTS.B , Zero Cpn , 4/09/26 ... 5,486 5,018
8263745.SQ.FTS.B , Zero Cpn , 4/09/26 ... 16,939 15,841
8264170.SQ.FTS.B , Zero Cpn , 4/09/26 ... 10,626 9,935
8264370.SQ.FTS.B , Zero Cpn , 4/09/26 ... 2,270 2,107
8264409.SQ.FTS.B , Zero Cpn , 4/09/26 ... 1,000 919
8264430.SQ.FTS.B , Zero Cpn , 4/09/26 ... 3,520 3,278
8264550.SQ.FTS.B , Zero Cpn , 4/09/26 ... 15,670 14,592
8264838.SQ.FTS.B , Zero Cpn , 4/09/26 ... 8,469 7,848
8265059.SQ.FTS.B , Zero Cpn , 4/09/26 ... 53,160 49,079
8269620.SQ.FTS.B , Zero Cpn , 4/10/26 ... 1,884 1,724
8269697.SQ.FTS.B , Zero Cpn , 4/10/26 ... 2,467 2,306
8269756.SQ.FTS.B , Zero Cpn , 4/10/26 ... 9,567 8,831
8270048.SQ.FTS.B , Zero Cpn , 4/10/26 ... 2,510 2,316
8270129.SQ.FTS.B , Zero Cpn , 4/10/26 ... 3,763 3,453
8270250.SQ.FTS.B , Zero Cpn , 4/10/26 ... 4,019 3,591
8270552.SQ.FTS.B , Zero Cpn , 4/10/26 ... 22,054 20,615
8271289.SQ.FTS.B , Zero Cpn , 4/10/26 ... 3,485 3,194
8271343.SQ.FTS.B , Zero Cpn , 4/10/26 ... 2,763 2,544
8271380.SQ.FTS.B , Zero Cpn , 4/10/26 ... 14,706 13,746
8271652.SQ.FTS.B , Zero Cpn , 4/10/26 ... 934 860
8271679.SQ.FTS.B , Zero Cpn , 4/10/26 ... 6,916 6,464
8271869.SQ.FTS.B , Zero Cpn , 4/10/26 ... 6,268 5,827
8272063.SQ.FTS.B , Zero Cpn , 4/10/26 ... 7,576 7,048
8272231.SQ.FTS.B , Zero Cpn , 4/10/26 ... 14,511 13,210
8272588.SQ.FTS.B , Zero Cpn , 4/10/26 ... 30,504 27,967
8273128.SQ.FTS.B , Zero Cpn , 4/10/26 ... 33,068 30,306
8273623.SQ.FTS.B , Zero Cpn , 4/11/26 ... 7,113 6,562
8273922.SQ.FTS.B , Zero Cpn , 4/11/26 ... 77,152 72,127
8275947.SQ.FTS.B , Zero Cpn , 4/11/26 ... 1,591 1,455
8275956.SQ.FTS.B , Zero Cpn , 4/11/26 ... 50,849 47,530
8276746.SQ.FTS.B , Zero Cpn , 4/11/26 ... 9,965 9,139
8276869.SQ.FTS.B , Zero Cpn , 4/11/26 ... 27,770 25,842
8277202.SQ.FTS.B , Zero Cpn , 4/11/26 ... 9,443 8,772
8277446.SQ.FTS.B , Zero Cpn , 4/12/26 ... 1,877 1,725
8277477.SQ.FTS.B , Zero Cpn , 4/12/26 ... 33,589 30,913
8277930.SQ.FTS.B , Zero Cpn , 4/12/26 ... 1,044 958
8277957.SQ.FTS.B , Zero Cpn , 4/12/26 ... 906 840
8277973.SQ.FTS.B , Zero Cpn , 4/12/26 ... 17,163 15,893
8278232.SQ.FTS.B , Zero Cpn , 4/12/26 ... 4,574 4,238
8278299.SQ.FTS.B , Zero Cpn , 4/12/26 ... 5,460 4,981
8278391.SQ.FTS.B , Zero Cpn , 4/13/26 ... 12,955 12,051
8278582.SQ.FTS.B , Zero Cpn , 4/13/26 ... 7,002 6,423
8278695.SQ.FTS.B , Zero Cpn , 4/13/26 ... 1,246 1,137
8278723.SQ.FTS.B , Zero Cpn , 4/13/26 ... 5,789 5,411
8278822.SQ.FTS.B , Zero Cpn , 4/13/26 ... 3,788 3,437
8278895.SQ.FTS.B , Zero Cpn , 4/13/26 ... 2,070 1,872
8278916.SQ.FTS.B , Zero Cpn , 4/13/26 ... 16,566 15,418
8279177.SQ.FTS.B , Zero Cpn , 4/13/26 ... 7,297 6,816
8279290.SQ.FTS.B , Zero Cpn , 4/14/26 ... 1,828 1,688
8279326.SQ.FTS.B , Zero Cpn , 4/14/26 ... 5,460 5,103
8279393.SQ.FTS.B , Zero Cpn , 4/14/26 ... 2,465 2,242
8279441.SQ.FTS.B , Zero Cpn , 4/14/26 ... 3,384 3,163
8279483.SQ.FTS.B , Zero Cpn , 4/14/26 ... 7,729 7,223
8279601.SQ.FTS.B , Zero Cpn , 4/14/26 ... 23,000 21,256
8279907.SQ.FTS.B , Zero Cpn , 4/14/26 ... 1,025 936
8279926.SQ.FTS.B , Zero Cpn , 4/14/26 ... 1,003 903
8279933.SQ.FTS.B , Zero Cpn , 4/14/26 ... 6,975 6,348
Description
Principal
Amount Value
Block, Inc. (continued)
8280006.SQ.FTS.B , Zero Cpn , 4/14/26 ... $ 1,309 $ 1,189
8280017.SQ.FTS.B , Zero Cpn , 4/14/26 ... 30,996 28,969
8280371.SQ.FTS.B , Zero Cpn , 4/14/26 ... 2,135 1,942
8280386.SQ.FTS.B , Zero Cpn , 4/14/26 ... 71,656 66,993
8281860.SQ.FTS.B , Zero Cpn , 4/15/26 ... 7,041 6,524
8282041.SQ.FTS.B , Zero Cpn , 4/15/26 ... 28,676 26,464
8282628.SQ.FTS.B , Zero Cpn , 4/15/26 ... 3,850 3,598
8282720.SQ.FTS.B , Zero Cpn , 4/15/26 ... 5,466 5,083
8282795.SQ.FTS.B , Zero Cpn , 4/15/26 ... 2,697 2,522
8282849.SQ.FTS.B , Zero Cpn , 4/15/26 ... 10,948 10,157
8283179.SQ.FTS.B , Zero Cpn , 4/15/26 ... 9,093 8,461
8283355.SQ.FTS.B , Zero Cpn , 4/15/26 ... 21,806 20,282
8283700.SQ.FTS.B , Zero Cpn , 4/15/26 ... 7,912 7,360
8283828.SQ.FTS.B , Zero Cpn , 4/15/26 ... 2,866 2,622
8283879.SQ.FTS.B , Zero Cpn , 4/15/26 ... 43,920 41,044
8284632.SQ.FTS.B , Zero Cpn , 4/15/26 ... 7,728 7,070
8284699.SQ.FTS.B , Zero Cpn , 4/15/26 ... 4,051 3,731
8284751.SQ.FTS.B , Zero Cpn , 4/15/26 ... 4,649 4,286
8284791.SQ.FTS.B , Zero Cpn , 4/15/26 ... 2,271 2,097
8284829.SQ.FTS.B , Zero Cpn , 4/15/26 ... 1,714 1,588
8284852.SQ.FTS.B , Zero Cpn , 4/15/26 ... 8,459 7,905
8284942.SQ.FTS.B , Zero Cpn , 4/16/26 ... 70,553 64,125
8286574.SQ.FTS.B , Zero Cpn , 4/16/26 ... 8,514 7,951
8286678.SQ.FTS.B , Zero Cpn , 4/16/26 ... 558 511
8286690.SQ.FTS.B , Zero Cpn , 4/16/26 ... 2,449 2,234
8286722.SQ.FTS.B , Zero Cpn , 4/16/26 ... 7,759 7,188
8286845.SQ.FTS.B , Zero Cpn , 4/16/26 ... 1,768 1,617
8286857.SQ.FTS.B , Zero Cpn , 4/16/26 ... 26,241 24,405
8287243.SQ.FTS.B , Zero Cpn , 4/16/26 ... 16,069 14,877
8287420.SQ.FTS.B , Zero Cpn , 4/16/26 ... 7,601 6,990
8287565.SQ.FTS.B , Zero Cpn , 4/16/26 ... 4,486 4,093
8287641.SQ.FTS.B , Zero Cpn , 4/16/26 ... 11,325 10,535
8287823.SQ.FTS.B , Zero Cpn , 4/16/26 ... 11,115 10,204
8287959.SQ.FTS.B , Zero Cpn , 4/16/26 ... 5,617 5,249
8288049.SQ.FTS.B , Zero Cpn , 4/16/26 ... 29,382 27,189
8288479.SQ.FTS.B , Zero Cpn , 4/16/26 ... 7,774 7,104
8288529.SQ.FTS.B , Zero Cpn , 4/16/26 ... 11,303 10,340
8290901.SQ.FTS.B , Zero Cpn , 4/17/26 ... 94,678 88,435
8293348.SQ.FTS.B , Zero Cpn , 4/17/26 ... 27,712 25,683
8293933.SQ.FTS.B , Zero Cpn , 4/17/26 ... 18,835 17,594
8294297.SQ.FTS.B , Zero Cpn , 4/17/26 ... 8,068 7,393
8294417.SQ.FTS.B , Zero Cpn , 4/17/26 ... 5,207 4,720
8294550.SQ.FTS.B , Zero Cpn , 4/17/26 ... 1,624 1,493
8294565.SQ.FTS.B , Zero Cpn , 4/17/26 ... 3,814 3,469
8294653.SQ.FTS.B , Zero Cpn , 4/17/26 ... 1,221 1,092
8294683.SQ.FTS.B , Zero Cpn , 4/17/26 ... 6,650 6,212
8294806.SQ.FTS.B , Zero Cpn , 4/17/26 ... 4,003 3,646
8294883.SQ.FTS.B , Zero Cpn , 4/17/26 ... 37,997 35,051
8295012.SQ.FTS.B , Zero Cpn , 4/18/26 ... 1,875 1,729
8295071.SQ.FTS.B , Zero Cpn , 4/18/26 ... 2,478 2,251
8295116.SQ.FTS.B , Zero Cpn , 4/18/26 ... 42,095 38,514
8296579.SQ.FTS.B , Zero Cpn , 4/18/26 ... 1,242 1,146
8296606.SQ.FTS.B , Zero Cpn , 4/18/26 ... 1,117 1,014
8296631.SQ.FTS.B , Zero Cpn , 4/18/26 ... 18,534 17,230
8296998.SQ.FTS.B , Zero Cpn , 4/18/26 ... 4,474 4,179
8297057.SQ.FTS.B , Zero Cpn , 4/18/26 ... 49,696 46,418
8298055.SQ.FTS.B , Zero Cpn , 4/18/26 ... 3,071 2,869
8298108.SQ.FTS.B , Zero Cpn , 4/18/26 ... 1,447 1,328

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
62
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
8298131.SQ.FTS.B , Zero Cpn , 4/18/26 ... $ 3,104 $ 2,845
8298170.SQ.FTS.B , Zero Cpn , 4/18/26 ... 15,003 14,016
8298447.SQ.FTS.B , Zero Cpn , 4/18/26 ... 26,531 24,396
8298581.SQ.FTS.B , Zero Cpn , 4/19/26 ... 16,165 14,918
8298827.SQ.FTS.B , Zero Cpn , 4/19/26 ... 9,353 8,660
8298976.SQ.FTS.B , Zero Cpn , 4/19/26 ... 1,130 1,026
8298996.SQ.FTS.B , Zero Cpn , 4/19/26 ... 2,408 2,221
8299034.SQ.FTS.B , Zero Cpn , 4/19/26 ... 29,164 27,240
8299473.SQ.FTS.B , Zero Cpn , 4/19/26 ... 2,895 2,629
8299512.SQ.FTS.B , Zero Cpn , 4/20/26 ... 3,311 3,054
8299550.SQ.FTS.B , Zero Cpn , 4/20/26 ... 7,802 7,171
8299665.SQ.FTS.B , Zero Cpn , 4/20/26 ... 1,539 1,398
8299689.SQ.FTS.B , Zero Cpn , 4/20/26 ... 9,577 8,707
8299830.SQ.FTS.B , Zero Cpn , 4/20/26 ... 3,838 3,554
8299881.SQ.FTS.B , Zero Cpn , 4/20/26 ... 14,569 13,610
8300107.SQ.FTS.B , Zero Cpn , 4/20/26 ... 11,200 10,461
8300261.SQ.FTS.B , Zero Cpn , 4/20/26 ... 17,429 15,955
8300914.SQ.FTS.B , Zero Cpn , 4/21/26 ... 16,591 15,493
8301584.SQ.FTS.B , Zero Cpn , 4/21/26 ... 2,271 2,096
8301718.SQ.FTS.B , Zero Cpn , 4/21/26 ... 2,274 2,077
8301755.SQ.FTS.B , Zero Cpn , 4/21/26 ... 5,923 5,413
8301895.SQ.FTS.B , Zero Cpn , 4/21/26 ... 3,168 2,898
8301956.SQ.FTS.B , Zero Cpn , 4/21/26 ... 3,796 3,514
8302044.SQ.FTS.B , Zero Cpn , 4/21/26 ... 6,750 6,303
8302242.SQ.FTS.B , Zero Cpn , 4/21/26 ... 10,823 10,108
8302399.SQ.FTS.B , Zero Cpn , 4/21/26 ... 39,591 36,660
8303071.SQ.FTS.B , Zero Cpn , 4/21/26 ... 17,579 16,417
8303301.SQ.FTS.B , Zero Cpn , 4/21/26 ... 1,262 1,153
8303323.SQ.FTS.B , Zero Cpn , 4/21/26 ... 15,520 14,366
8303508.SQ.FTS.B , Zero Cpn , 4/21/26 ... 10,106 9,439
8303656.SQ.FTS.B , Zero Cpn , 4/21/26 ... 18,998 17,744
8303872.SQ.FTS.B , Zero Cpn , 4/21/26 ... 3,608 3,367
8303922.SQ.FTS.B , Zero Cpn , 4/21/26 ... 844 768
8303944.SQ.FTS.B , Zero Cpn , 4/21/26 ... 2,998 2,746
8303970.SQ.FTS.B , Zero Cpn , 4/21/26 ... 12,144 11,129
8304120.SQ.FTS.B , Zero Cpn , 4/21/26 ... 2,175 2,030
8304151.SQ.FTS.B , Zero Cpn , 4/21/26 ... 4,746 4,321
8304208.SQ.FTS.B , Zero Cpn , 4/21/26 ... 4,767 4,319
8304270.SQ.FTS.B , Zero Cpn , 4/21/26 ... 4,109 3,789
8304334.SQ.FTS.B , Zero Cpn , 4/21/26 ... 9,025 8,357
8304472.SQ.FTS.B , Zero Cpn , 4/21/26 ... 2,356 2,155
8304513.SQ.FTS.B , Zero Cpn , 4/21/26 ... 3,103 2,884
8304595.SQ.FTS.B , Zero Cpn , 4/21/26 ... 2,051 1,900
8304649.SQ.FTS.B , Zero Cpn , 4/22/26 ... 9,819 8,962
8305027.SQ.FTS.B , Zero Cpn , 4/22/26 ... 21,363 19,569
8305771.SQ.FTS.B , Zero Cpn , 4/22/26 ... 5,507 5,141
8305906.SQ.FTS.B , Zero Cpn , 4/22/26 ... 30,660 28,628
8306524.SQ.FTS.B , Zero Cpn , 4/22/26 ... 6,333 5,775
8306625.SQ.FTS.B , Zero Cpn , 4/22/26 ... 21,223 19,293
8306964.SQ.FTS.B , Zero Cpn , 4/22/26 ... 85,189 79,574
8308031.SQ.FTS.B , Zero Cpn , 4/23/26 ... 5,628 5,253
8308182.SQ.FTS.B , Zero Cpn , 4/23/26 ... 2,329 2,120
8308237.SQ.FTS.B , Zero Cpn , 4/23/26 ... 8,740 8,162
8308558.SQ.FTS.B , Zero Cpn , 4/23/26 ... 9,039 8,403
8308934.SQ.FTS.B , Zero Cpn , 4/23/26 ... 30,400 28,381
8309591.SQ.FTS.B , Zero Cpn , 4/23/26 ... 2,495 2,279
8309618.SQ.FTS.B , Zero Cpn , 4/23/26 ... 1,126 1,051
8309637.SQ.FTS.B , Zero Cpn , 4/23/26 ... 36,907 34,465
Description
Principal
Amount Value
Block, Inc. (continued)
8310230.SQ.FTS.B , Zero Cpn , 4/23/26 ... $ 60,542 $ 56,515
8311186.SQ.FTS.B , Zero Cpn , 4/23/26 ... 1,511 1,375
8311220.SQ.FTS.B , Zero Cpn , 4/23/26 ... 16,284 15,076
8313509.SQ.FTS.B , Zero Cpn , 4/24/26 ... 97,232 90,350
8316104.SQ.FTS.B , Zero Cpn , 4/24/26 ... 7,599 7,092
8316235.SQ.FTS.B , Zero Cpn , 4/24/26 ... 33,970 31,561
8316951.SQ.FTS.B , Zero Cpn , 4/24/26 ... 8,720 8,042
8317134.SQ.FTS.B , Zero Cpn , 4/24/26 ... 3,059 2,821
8317207.SQ.FTS.B , Zero Cpn , 4/24/26 ... 9,840 9,103
8317414.SQ.FTS.B , Zero Cpn , 4/25/26 ... 3,807 3,468
8317620.SQ.FTS.B , Zero Cpn , 4/25/26 ... 14,148 13,143
8318218.SQ.FTS.B , Zero Cpn , 4/25/26 ... 672 626
8318235.SQ.FTS.B , Zero Cpn , 4/25/26 ... 2,495 2,301
8318289.SQ.FTS.B , Zero Cpn , 4/25/26 ... 14,766 13,520
8318666.SQ.FTS.B , Zero Cpn , 4/25/26 ... 18,525 16,967
8319061.SQ.FTS.B , Zero Cpn , 4/25/26 ... 2,246 2,052
8319131.SQ.FTS.B , Zero Cpn , 4/25/26 ... 4,504 4,204
8319265.SQ.FTS.B , Zero Cpn , 4/25/26 ... 6,732 6,185
8319410.SQ.FTS.B , Zero Cpn , 4/25/26 ... 7,790 7,248
8319597.SQ.FTS.B , Zero Cpn , 4/25/26 ... 3,032 2,757
8319657.SQ.FTS.B , Zero Cpn , 4/25/26 ... 21,025 19,386
8320034.SQ.FTS.B , Zero Cpn , 4/25/26 ... 65,722 60,808
8321018.SQ.FTS.B , Zero Cpn , 4/26/26 ... 1,625 1,484
8321043.SQ.FTS.B , Zero Cpn , 4/26/26 ... 4,796 4,380
8321081.SQ.FTS.B , Zero Cpn , 4/26/26 ... 6,751 6,181
8321167.SQ.FTS.B , Zero Cpn , 4/26/26 ... 1,139 1,060
8321183.SQ.FTS.B , Zero Cpn , 4/26/26 ... 27,927 25,657
8321464.SQ.FTS.B , Zero Cpn , 4/26/26 ... 1,345 1,241
8321485.SQ.FTS.B , Zero Cpn , 4/26/26 ... 16,777 15,585
8321681.SQ.FTS.B , Zero Cpn , 4/26/26 ... 3,940 3,668
8321734.SQ.FTS.B , Zero Cpn , 4/26/26 ... 14,115 13,171
8321877.SQ.FTS.B , Zero Cpn , 4/27/26 ... 16,525 15,350
8322081.SQ.FTS.B , Zero Cpn , 4/27/26 ... 2,726 2,544
8322107.SQ.FTS.B , Zero Cpn , 4/27/26 ... 3,620 3,297
8322145.SQ.FTS.B , Zero Cpn , 4/27/26 ... 8,336 7,634
8322242.SQ.FTS.B , Zero Cpn , 4/27/26 ... 5,392 4,919
8322318.SQ.FTS.B , Zero Cpn , 4/27/26 ... 4,602 4,199
8322373.SQ.FTS.B , Zero Cpn , 4/27/26 ... 1,174 1,071
8322385.SQ.FTS.B , Zero Cpn , 4/27/26 ... 4,223 3,940
8322441.SQ.FTS.B , Zero Cpn , 4/27/26 ... 4,272 3,912
8322500.SQ.FTS.B , Zero Cpn , 4/27/26 ... 14,822 13,567
8322680.SQ.FTS.B , Zero Cpn , 4/27/26 ... 13,861 12,778
8323377.SQ.FTS.B , Zero Cpn , 4/28/26 ... 6,376 5,805
8323623.SQ.FTS.B , Zero Cpn , 4/28/26 ... 2,096 1,919
8323662.SQ.FTS.B , Zero Cpn , 4/28/26 ... 1,535 1,410
8323711.SQ.FTS.B , Zero Cpn , 4/28/26 ... 37,321 34,668
8324693.SQ.FTS.B , Zero Cpn , 4/28/26 ... 5,680 5,301
8324769.SQ.FTS.B , Zero Cpn , 4/28/26 ... 2,322 2,134
8324800.SQ.FTS.B , Zero Cpn , 4/28/26 ... 2,188 2,004
8324830.SQ.FTS.B , Zero Cpn , 4/28/26 ... 2,988 2,788
8325680.SQ.FTS.B , Zero Cpn , 4/28/26 ... 17,040 15,902
8326120.SQ.FTS.B , Zero Cpn , 4/28/26 ... 1,925 1,792
8326172.SQ.FTS.B , Zero Cpn , 4/28/26 ... 571 530
8326179.SQ.FTS.B , Zero Cpn , 4/28/26 ... 6,252 5,725
8326359.SQ.FTS.B , Zero Cpn , 4/28/26 ... 4,090 3,817
8326484.SQ.FTS.B , Zero Cpn , 4/28/26 ... 8,674 8,057
8326653.SQ.FTS.B , Zero Cpn , 4/28/26 ... 8,959 8,322
8326870.SQ.FTS.B , Zero Cpn , 4/28/26 ... 12,383 11,503

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
63
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
8327086.SQ.FTS.B , Zero Cpn , 4/28/26 ... $ 1,730 $ 1,601
8327123.SQ.FTS.B , Zero Cpn , 4/28/26 ... 2,876 2,661
8327173.SQ.FTS.B , Zero Cpn , 4/28/26 ... 3,155 2,873
4578615.SQ.FTS.B , Zero Cpn , 4/01/33 ... 1,525 –
4580233.SQ.FTS.B , Zero Cpn , 4/01/33 ... 233 –
4583983.SQ.FTS.B , Zero Cpn , 4/04/33 ... 3,383 –
4585288.SQ.FTS.B , Zero Cpn , 4/04/33 ... 13,554 –
4587010.SQ.FTS.B , Zero Cpn , 4/05/33 ... 1,755 –
4588245.SQ.FTS.B , Zero Cpn , 4/05/33 ... 3,204 –
4589702.SQ.FTS.B , Zero Cpn , 4/05/33 ... 3,489 –
4590358.SQ.FTS.B , Zero Cpn , 4/05/33 ... 226 –
4598182.SQ.FTS.B , Zero Cpn , 4/07/33 ... 1,281 –
4602285.SQ.FTS.B , Zero Cpn , 4/08/33 ... 31,712 –
4604615.SQ.FTS.B , Zero Cpn , 4/09/33 ... 13,726 –
4604886.SQ.FTS.B , Zero Cpn , 4/10/33 ... 2,273 –
4606179.SQ.FTS.B , Zero Cpn , 4/11/33 ... 10,364 –
4606335.SQ.FTS.B , Zero Cpn , 4/11/33 ... 2,103 –
4606464.SQ.FTS.B , Zero Cpn , 4/11/33 ... 12,284 1
4609551.SQ.FTS.B , Zero Cpn , 4/12/33 ... 5,454 –
4610443.SQ.FTS.B , Zero Cpn , 4/13/33 ... 10,147 1
4612920.SQ.FTS.B , Zero Cpn , 4/13/33 ... 2,172 –
4622639.SQ.FTS.B , Zero Cpn , 4/15/33 ... 3,183 –
4624403.SQ.FTS.B , Zero Cpn , 4/17/33 ... 646 –
4624869.SQ.FTS.B , Zero Cpn , 4/17/33 ... 1,488 –
4626298.SQ.FTS.B , Zero Cpn , 4/18/33 ... 10,268 –
4626514.SQ.FTS.B , Zero Cpn , 4/18/33 ... 2,949 1
4627586.SQ.FTS.B , Zero Cpn , 4/18/33 ... 4,624 –
4629149.SQ.FTS.B , Zero Cpn , 4/19/33 ... 6,425 –
4632596.SQ.FTS.B , Zero Cpn , 4/20/33 ... 848 –
4635753.SQ.FTS.B , Zero Cpn , 4/21/33 ... 11,156 –
4642502.SQ.FTS.B , Zero Cpn , 4/25/33 ... 757 –
4643970.SQ.FTS.B , Zero Cpn , 4/26/33 ... 2,081 –
4656958.SQ.FTS.B , Zero Cpn , 4/30/33 ... 3,103 –
4657373.SQ.FTS.B , Zero Cpn , 4/30/33 ... 3,122 –
4661015.SQ.FTS.B , Zero Cpn , 5/01/33 ... 2,307 –
4661890.SQ.FTS.B , Zero Cpn , 5/02/33 ... 2,289 –
4662184.SQ.FTS.B , Zero Cpn , 5/02/33 ... 2,428 –
4663096.SQ.FTS.B , Zero Cpn , 5/02/33 ... 27,120 –
4663916.SQ.FTS.B , Zero Cpn , 5/02/33 ... 24,742 1
4665676.SQ.FTS.B , Zero Cpn , 5/03/33 ... 4,624 –
4675799.SQ.FTS.B , Zero Cpn , 5/05/33 ... 3,282 –
4677893.SQ.FTS.B , Zero Cpn , 5/06/33 ... 2,173 –
4691756.SQ.FTS.B , Zero Cpn , 5/09/33 ... 7,269 –
4692191.SQ.FTS.B , Zero Cpn , 5/09/33 ... 9,113 –
4692982.SQ.FTS.B , Zero Cpn , 5/09/33 ... 430 –
4693423.SQ.FTS.B , Zero Cpn , 5/09/33 ... 7,605 1
4693941.SQ.FTS.B , Zero Cpn , 5/09/33 ... 8,872 –
4701939.SQ.FTS.B , Zero Cpn , 5/10/33 ... 1,446 –
4706450.SQ.FTS.B , Zero Cpn , 5/10/33 ... 6,009 –
4706808.SQ.FTS.B , Zero Cpn , 5/10/33 ... 5,406 –
4707248.SQ.FTS.B , Zero Cpn , 5/11/33 ... 641 –
4711828.SQ.FTS.B , Zero Cpn , 5/12/33 ... 3,618 –
4714060.SQ.FTS.B , Zero Cpn , 5/13/33 ... 1,082 –
4714469.SQ.FTS.B , Zero Cpn , 5/14/33 ... 828 –
4738688.SQ.FTS.B , Zero Cpn , 5/18/33 ... 840 –
4747188.SQ.FTS.B , Zero Cpn , 5/19/33 ... 553 –
4750103.SQ.FTS.B , Zero Cpn , 5/20/33 ... 8,831 –
4750803.SQ.FTS.B , Zero Cpn , 5/21/33 ... 3,382 –
Description
Principal
Amount Value
Block, Inc. (continued)
4754132.SQ.FTS.B , Zero Cpn , 5/22/33 ... $ 847 $ –
4764584.SQ.FTS.B , Zero Cpn , 5/23/33 ... 523 –
4773604.SQ.FTS.B , Zero Cpn , 5/24/33 ... 9,605 –
4774144.SQ.FTS.B , Zero Cpn , 5/24/33 ... 1,718 –
4777853.SQ.FTS.B , Zero Cpn , 5/24/33 ... 1,347 –
4779678.SQ.FTS.B , Zero Cpn , 5/25/33 ... 1,115 –
4782528.SQ.FTS.B , Zero Cpn , 5/26/33 ... 51 –
4790824.SQ.FTS.B , Zero Cpn , 5/29/33 ... 3,330 –
4796651.SQ.FTS.B , Zero Cpn , 6/01/33 ... 3,524 –
4807880.SQ.FTS.B , Zero Cpn , 6/02/33 ... 19,691 2
4808500.SQ.FTS.B , Zero Cpn , 6/02/33 ... 7,711 –
4815646.SQ.FTS.B , Zero Cpn , 6/05/33 ... 5,300 –
4820091.SQ.FTS.B , Zero Cpn , 6/07/33 ... 1,630 –
4820553.SQ.FTS.B , Zero Cpn , 6/07/33 ... 10,164 –
4821904.SQ.FTS.B , Zero Cpn , 6/08/33 ... 796 –
4830931.SQ.FTS.B , Zero Cpn , 6/10/33 ... 53 –
4831001.SQ.FTS.B , Zero Cpn , 6/10/33 ... 847 –
4831110.SQ.FTS.B , Zero Cpn , 6/10/33 ... 962 –
4831653.SQ.FTS.B , Zero Cpn , 6/10/33 ... 2,099 –
4834162.SQ.FTS.B , Zero Cpn , 6/12/33 ... 208 –
4838333.SQ.FTS.B , Zero Cpn , 6/14/33 ... 750 –
4839102.SQ.FTS.B , Zero Cpn , 6/14/33 ... 1,596 –
4841116.SQ.FTS.B , Zero Cpn , 6/15/33 ... 11,234 –
4842605.SQ.FTS.B , Zero Cpn , 6/15/33 ... 4,000 –
4842631.SQ.FTS.B , Zero Cpn , 6/15/33 ... 5,776 –
4848622.SQ.FTS.B , Zero Cpn , 6/16/33 ... 2,069 –
4862341.SQ.FTS.B , Zero Cpn , 6/18/33 ... 527 –
4862443.SQ.FTS.B , Zero Cpn , 6/18/33 ... 7,578 –
4862938.SQ.FTS.B , Zero Cpn , 6/19/33 ... 691 –
4862998.SQ.FTS.B , Zero Cpn , 6/19/33 ... 1,298 –
4863062.SQ.FTS.B , Zero Cpn , 6/19/33 ... 3,882 –
4863238.SQ.FTS.B , Zero Cpn , 6/19/33 ... 2,993 –
4863412.SQ.FTS.B , Zero Cpn , 6/19/33 ... 11,632 –
4867257.SQ.FTS.B , Zero Cpn , 6/20/33 ... 607 –
4867843.SQ.FTS.B , Zero Cpn , 6/21/33 ... 493 –
4868757.SQ.FTS.B , Zero Cpn , 6/21/33 ... 3,219 1
4869815.SQ.FTS.B , Zero Cpn , 6/21/33 ... 7,257 –
4871837.SQ.FTS.B , Zero Cpn , 6/22/33 ... 1,490 –
4872072.SQ.FTS.B , Zero Cpn , 6/22/33 ... 4,085 –
4873297.SQ.FTS.B , Zero Cpn , 6/22/33 ... 113 –
4873313.SQ.FTS.B , Zero Cpn , 6/22/33 ... 1,287 –
4873405.SQ.FTS.B , Zero Cpn , 6/22/33 ... 5,886 –
4874157.SQ.FTS.B , Zero Cpn , 6/23/33 ... 3,873 –
4874535.SQ.FTS.B , Zero Cpn , 6/23/33 ... 977 –
4874845.SQ.FTS.B , Zero Cpn , 6/23/33 ... 3,811 –
4875940.SQ.FTS.B , Zero Cpn , 6/23/33 ... 7,944 1
4877067.SQ.FTS.B , Zero Cpn , 6/24/33 ... 1,174 –
4877254.SQ.FTS.B , Zero Cpn , 6/25/33 ... 1,462 –
4877394.SQ.FTS.B , Zero Cpn , 6/25/33 ... 4,239 –
4877534.SQ.FTS.B , Zero Cpn , 6/25/33 ... 1,841 –
4878103.SQ.FTS.B , Zero Cpn , 6/27/33 ... 627 –
4878787.SQ.FTS.B , Zero Cpn , 6/27/33 ... 4,067 –
4879124.SQ.FTS.B , Zero Cpn , 6/27/33 ... 4,098 –
4879371.SQ.FTS.B , Zero Cpn , 6/27/33 ... 536 –
4879728.SQ.FTS.B , Zero Cpn , 6/27/33 ... 2,694 –
4879828.SQ.FTS.B , Zero Cpn , 6/27/33 ... 1,496 –
4880273.SQ.FTS.B , Zero Cpn , 6/27/33 ... 32,499 1
4880840.SQ.FTS.B , Zero Cpn , 6/28/33 ... 1,208 –

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
64
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4880881.SQ.FTS.B , Zero Cpn , 6/28/33 ... $ 274 $ –
4881595.SQ.FTS.B , Zero Cpn , 6/28/33 ... 1,106 –
4881625.SQ.FTS.B , Zero Cpn , 6/28/33 ... 1,074 –
4881632.SQ.FTS.B , Zero Cpn , 6/28/33 ... 5,202 –
4881933.SQ.FTS.B , Zero Cpn , 6/28/33 ... 502 –
4881967.SQ.FTS.B , Zero Cpn , 6/28/33 ... 780 –
4882127.SQ.FTS.B , Zero Cpn , 6/28/33 ... 35,043 –
4882630.SQ.FTS.B , Zero Cpn , 6/28/33 ... 5,042 1
4886903.SQ.FTS.B , Zero Cpn , 6/30/33 ... 2,071 –
4886912.SQ.FTS.B , Zero Cpn , 6/30/33 ... 2,287 –
4889268.SQ.FTS.B , Zero Cpn , 6/30/33 ... 524 –
4889574.SQ.FTS.B , Zero Cpn , 7/01/33 ... 2,601 –
4893066.SQ.FTS.B , Zero Cpn , 7/04/33 ... 3,265 –
4894101.SQ.FTS.B , Zero Cpn , 7/04/33 ... 12,955 1
4896547.SQ.FTS.B , Zero Cpn , 7/05/33 ... 4,712 –
4898852.SQ.FTS.B , Zero Cpn , 7/06/33 ... 2,213 –
4899151.SQ.FTS.B , Zero Cpn , 7/06/33 ... 3,147 –
4907364.SQ.FTS.B , Zero Cpn , 7/11/33 ... 1,373 –
4908064.SQ.FTS.B , Zero Cpn , 7/11/33 ... 16,814 1
4916400.SQ.FTS.B , Zero Cpn , 7/14/33 ... 955 –
4916673.SQ.FTS.B , Zero Cpn , 7/14/33 ... 9,163 –
4922562.SQ.FTS.B , Zero Cpn , 7/14/33 ... 6,112 –
4923493.SQ.FTS.B , Zero Cpn , 7/15/33 ... 134 –
4925329.SQ.FTS.B , Zero Cpn , 7/18/33 ... 1,389 –
4928876.SQ.FTS.B , Zero Cpn , 7/19/33 ... 514 –
4931020.SQ.FTS.B , Zero Cpn , 7/20/33 ... 10,152 –
4935511.SQ.FTS.B , Zero Cpn , 7/22/33 ... 450 –
4941224.SQ.FTS.B , Zero Cpn , 7/25/33 ... 4,401 –
4947272.SQ.FTS.B , Zero Cpn , 7/27/33 ... 1,224 –
4954105.SQ.FTS.B , Zero Cpn , 7/28/33 ... 2,531 –
4961597.SQ.FTS.B , Zero Cpn , 7/31/33 ... 6,826 –
4964338.SQ.FTS.B , Zero Cpn , 8/01/33 ... 1,028 –
4975322.SQ.FTS.B , Zero Cpn , 8/05/33 ... 1,106 –
4976561.SQ.FTS.B , Zero Cpn , 8/07/33 ... 2,306 –
4977248.SQ.FTS.B , Zero Cpn , 8/07/33 ... 23,393 1
4978982.SQ.FTS.B , Zero Cpn , 8/08/33 ... 8,763 1
4979694.SQ.FTS.B , Zero Cpn , 8/08/33 ... 7,423 –
4980976.SQ.FTS.B , Zero Cpn , 8/08/33 ... 3,062 –
4981159.SQ.FTS.B , Zero Cpn , 8/09/33 ... 3,162 –
4983108.SQ.FTS.B , Zero Cpn , 8/09/33 ... 419 –
4989442.SQ.FTS.B , Zero Cpn , 8/11/33 ... 717 –
4990668.SQ.FTS.B , Zero Cpn , 8/12/33 ... 1,655 –
4995431.SQ.FTS.B , Zero Cpn , 8/15/33 ... 6,247 –
5004424.SQ.FTS.B , Zero Cpn , 8/16/33 ... 1,829 –
5016072.SQ.FTS.B , Zero Cpn , 8/17/33 ... 5,014 –
5025752.SQ.FTS.B , Zero Cpn , 8/19/33 ... 6,406 –
5025882.SQ.FTS.B , Zero Cpn , 8/19/33 ... 1,669 –
5027373.SQ.FTS.B , Zero Cpn , 8/21/33 ... 8,844 –
5030831.SQ.FTS.B , Zero Cpn , 8/22/33 ... 5,213 –
5031471.SQ.FTS.B , Zero Cpn , 8/22/33 ... 5,258 –
5033148.SQ.FTS.B , Zero Cpn , 8/23/33 ... 471 –
5035669.SQ.FTS.B , Zero Cpn , 8/23/33 ... 3,399 –
5044258.SQ.FTS.B , Zero Cpn , 8/27/33 ... 8,147 2
5044794.SQ.FTS.B , Zero Cpn , 8/28/33 ... 5,731 –
5045662.SQ.FTS.B , Zero Cpn , 8/28/33 ... 2,040 –
5047314.SQ.FTS.B , Zero Cpn , 8/28/33 ... 460 –
5047321.SQ.FTS.B , Zero Cpn , 8/28/33 ... 5,110 –
5059326.SQ.FTS.B , Zero Cpn , 9/04/33 ... 13,048 –
Description
Principal
Amount Value
Block, Inc. (continued)
5062340.SQ.FTS.B , Zero Cpn , 9/06/33 ... $ 2,074 $ –
5062512.SQ.FTS.B , Zero Cpn , 9/06/33 ... 3,648 –
5065404.SQ.FTS.B , Zero Cpn , 9/07/33 ... 2,639 –
5067242.SQ.FTS.B , Zero Cpn , 9/08/33 ... 5,386 –
5067403.SQ.FTS.B , Zero Cpn , 9/08/33 ... 2,045 –
5071139.SQ.FTS.B , Zero Cpn , 9/09/33 ... 2,742 1
5072967.SQ.FTS.B , Zero Cpn , 9/10/33 ... 542 –
5074442.SQ.FTS.B , Zero Cpn , 9/10/33 ... 1,909 –
5075119.SQ.FTS.B , Zero Cpn , 9/10/33 ... 1,106 –
5077583.SQ.FTS.B , Zero Cpn , 9/11/33 ... 3,691 –
5081612.SQ.FTS.B , Zero Cpn , 9/14/33 ... 1,324 –
5084934.SQ.FTS.B , Zero Cpn , 9/16/33 ... 33,929 –
5085858.SQ.FTS.B , Zero Cpn , 9/16/33 ... 884 –
5090272.SQ.FTS.B , Zero Cpn , 9/17/33 ... 4,187 –
5093863.SQ.FTS.B , Zero Cpn , 9/19/33 ... 9,864 –
5094427.SQ.FTS.B , Zero Cpn , 9/20/33 ... 2,121 –
5095917.SQ.FTS.B , Zero Cpn , 9/21/33 ... 17,638 –
5096674.SQ.FTS.B , Zero Cpn , 9/21/33 ... 13,763 1
5098275.SQ.FTS.B , Zero Cpn , 9/22/33 ... 6,026 –
5100485.SQ.FTS.B , Zero Cpn , 9/23/33 ... 4,264 –
5106538.SQ.FTS.B , Zero Cpn , 9/24/33 ... 11,727 –
5107353.SQ.FTS.B , Zero Cpn , 9/24/33 ... 1,383 –
5109145.SQ.FTS.B , Zero Cpn , 9/25/33 ... 1,195 –
5111024.SQ.FTS.B , Zero Cpn , 9/27/33 ... 1,787 –
5112445.SQ.FTS.B , Zero Cpn , 9/28/33 ... 344 –
5112955.SQ.FTS.B , Zero Cpn , 9/28/33 ... 4,811 –
5113266.SQ.FTS.B , Zero Cpn , 9/28/33 ... 1,765 –
5114206.SQ.FTS.B , Zero Cpn , 9/28/33 ... 573 –
5119131.SQ.FTS.B , Zero Cpn , 9/30/33 ... 2,277 –
5119221.SQ.FTS.B , Zero Cpn , 9/30/33 ... 2,448 –
5124518.SQ.FTS.B , Zero Cpn , 9/30/33 ... 11,687 –
5126438.SQ.FTS.B , Zero Cpn , 10/01/33 .. 22,782 1
5128413.SQ.FTS.B , Zero Cpn , 10/02/33 .. 1,332 –
5131669.SQ.FTS.B , Zero Cpn , 10/04/33 .. 22,967 –
5132006.SQ.FTS.B , Zero Cpn , 10/04/33 .. 790 –
5138072.SQ.FTS.B , Zero Cpn , 10/06/33 .. 4,185 –
5141482.SQ.FTS.B , Zero Cpn , 10/07/33 .. 2,827 –
5142028.SQ.FTS.B , Zero Cpn , 10/07/33 .. 612 –
5142049.SQ.FTS.B , Zero Cpn , 10/07/33 .. 537 –
5149269.SQ.FTS.B , Zero Cpn , 10/10/33 .. 941 –
5150453.SQ.FTS.B , Zero Cpn , 10/11/33 .. 102 –
5152822.SQ.FTS.B , Zero Cpn , 10/11/33 .. 2,430 –
5153369.SQ.FTS.B , Zero Cpn , 10/11/33 .. 12,680 –
5153956.SQ.FTS.B , Zero Cpn , 10/12/33 .. 2,957 –
5154314.SQ.FTS.B , Zero Cpn , 10/12/33 .. 2,780 –
5154612.SQ.FTS.B , Zero Cpn , 10/12/33 .. 1,314 –
5157152.SQ.FTS.B , Zero Cpn , 10/12/33 .. 4,186 –
5157821.SQ.FTS.B , Zero Cpn , 10/13/33 .. 4,950 –
5159643.SQ.FTS.B , Zero Cpn , 10/13/33 .. 1,281 –
5162509.SQ.FTS.B , Zero Cpn , 10/14/33 .. 55,221 –
5163000.SQ.FTS.B , Zero Cpn , 10/14/33 .. 6,619 –
5165754.SQ.FTS.B , Zero Cpn , 10/14/33 .. 1,218 –
5168750.SQ.FTS.B , Zero Cpn , 10/15/33 .. 2,545 –
5170843.SQ.FTS.B , Zero Cpn , 10/15/33 .. 14,553 –
5171656.SQ.FTS.B , Zero Cpn , 10/16/33 .. 875 –
5172517.SQ.FTS.B , Zero Cpn , 10/17/33 .. 3,231 –
5173148.SQ.FTS.B , Zero Cpn , 10/17/33 .. 670 –
5175259.SQ.FTS.B , Zero Cpn , 10/18/33 .. 69 –

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
65
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5175826.SQ.FTS.B , Zero Cpn , 10/18/33 .. $ 3,657 $ –
5176617.SQ.FTS.B , Zero Cpn , 10/18/33 .. 935 –
5176935.SQ.FTS.B , Zero Cpn , 10/18/33 .. 489 –
5177078.SQ.FTS.B , Zero Cpn , 10/18/33 .. 260 –
5184366.SQ.FTS.B , Zero Cpn , 10/19/33 .. 3,564 –
5189604.SQ.FTS.B , Zero Cpn , 10/20/33 .. 4,636 –
5203735.SQ.FTS.B , Zero Cpn , 10/21/33 .. 6,108 –
5210519.SQ.FTS.B , Zero Cpn , 10/24/33 .. 11,522 –
5223636.SQ.FTS.B , Zero Cpn , 10/27/33 .. 2,509 –
5230330.SQ.FTS.B , Zero Cpn , 10/28/33 .. 1,320 –
5230601.SQ.FTS.B , Zero Cpn , 10/28/33 .. 5,805 –
5234006.SQ.FTS.B , Zero Cpn , 10/28/33 .. 25,481 2
5238828.SQ.FTS.B , Zero Cpn , 10/29/33 .. 19,166 –
5240481.SQ.FTS.B , Zero Cpn , 10/30/33 .. 1,280 –
5240546.SQ.FTS.B , Zero Cpn , 10/30/33 .. 1,371 –
5240561.SQ.FTS.B , Zero Cpn , 10/30/33 .. 993 –
5240923.SQ.FTS.B , Zero Cpn , 11/01/33 .. 7,658 –
5245023.SQ.FTS.B , Zero Cpn , 11/02/33 .. 1,235 –
5251953.SQ.FTS.B , Zero Cpn , 11/04/33 .. 1,860 –
5252966.SQ.FTS.B , Zero Cpn , 11/04/33 .. 2,234 –
5256925.SQ.FTS.B , Zero Cpn , 11/04/33 .. 12,594 1
5267196.SQ.FTS.B , Zero Cpn , 11/06/33 .. 2,396 –
5267302.SQ.FTS.B , Zero Cpn , 11/06/33 .. 212 –
5270825.SQ.FTS.B , Zero Cpn , 11/06/33 .. 4,533 –
5273714.SQ.FTS.B , Zero Cpn , 11/08/33 .. 2,002 –
5276774.SQ.FTS.B , Zero Cpn , 11/09/33 .. 3,264 –
5280986.SQ.FTS.B , Zero Cpn , 11/10/33 .. 1,327 –
5284007.SQ.FTS.B , Zero Cpn , 11/11/33 .. 1,049 –
5287039.SQ.FTS.B , Zero Cpn , 11/12/33 .. 8,749 –
5288567.SQ.FTS.B , Zero Cpn , 11/12/33 .. 487 –
5288588.SQ.FTS.B , Zero Cpn , 11/12/33 .. 54,775 –
5289917.SQ.FTS.B , Zero Cpn , 11/12/33 .. 702 –
5292026.SQ.FTS.B , Zero Cpn , 11/13/33 .. 5,106 –
5293907.SQ.FTS.B , Zero Cpn , 11/14/33 .. 2,714 –
5293955.SQ.FTS.B , Zero Cpn , 11/14/33 .. 5,278 –
5295255.SQ.FTS.B , Zero Cpn , 11/16/33 .. 1,890 1
5296246.SQ.FTS.B , Zero Cpn , 11/16/33 .. 1,628 –
5300323.SQ.FTS.B , Zero Cpn , 11/17/33 .. 1,387 –
5304517.SQ.FTS.B , Zero Cpn , 11/17/33 .. 2,328 3
5311109.SQ.FTS.B , Zero Cpn , 11/18/33 .. 3,166 13
5312373.SQ.FTS.B , Zero Cpn , 11/18/33 .. 721 –
5317481.SQ.FTS.B , Zero Cpn , 11/19/33 .. 593 –
5319057.SQ.FTS.B , Zero Cpn , 11/19/33 .. 2,284 –
5324739.SQ.FTS.B , Zero Cpn , 11/21/33 .. 310 2
5325009.SQ.FTS.B , Zero Cpn , 11/22/33 .. 6,356 1
5325109.SQ.FTS.B , Zero Cpn , 11/22/33 .. 3,741 –
5325953.SQ.FTS.B , Zero Cpn , 11/23/33 .. 27,323 2
5331997.SQ.FTS.B , Zero Cpn , 11/24/33 .. 1,138 –
5332017.SQ.FTS.B , Zero Cpn , 11/24/33 .. 3,457 1
5332382.SQ.FTS.B , Zero Cpn , 11/24/33 .. 1,453 –
5333523.SQ.FTS.B , Zero Cpn , 11/24/33 .. 620 –
5333772.SQ.FTS.B , Zero Cpn , 11/24/33 .. 967 –
5334010.SQ.FTS.B , Zero Cpn , 11/24/33 .. 435 –
5334017.SQ.FTS.B , Zero Cpn , 11/24/33 .. 710 –
5334919.SQ.FTS.B , Zero Cpn , 11/24/33 .. 1,216 –
5336258.SQ.FTS.B , Zero Cpn , 11/25/33 .. 4,115 –
5337318.SQ.FTS.B , Zero Cpn , 11/25/33 .. 1,470 –
5364900.SQ.FTS.B , Zero Cpn , 11/26/33 .. 1,391 –
Description
Principal
Amount Value
Block, Inc. (continued)
5365379.SQ.FTS.B , Zero Cpn , 11/26/33 .. $ 768 $ –
5369148.SQ.FTS.B , Zero Cpn , 11/27/33 .. 969 –
5377413.SQ.FTS.B , Zero Cpn , 11/27/33 .. 944 –
5377620.SQ.FTS.B , Zero Cpn , 11/27/33 .. 13,408 32
5378585.SQ.FTS.B , Zero Cpn , 11/27/33 .. 392 1
5393796.SQ.FTS.B , Zero Cpn , 11/30/33 .. 209 5
5397535.SQ.FTS.B , Zero Cpn , 11/30/33 .. 5,543 1
5408127.SQ.FTS.B , Zero Cpn , 12/01/33 .. 1,021 1
5411388.SQ.FTS.B , Zero Cpn , 12/01/33 .. 563 1
5412734.SQ.FTS.B , Zero Cpn , 12/01/33 .. 8,127 –
5413423.SQ.FTS.B , Zero Cpn , 12/01/33 .. 2,550 1
5447961.SQ.FTS.B , Zero Cpn , 12/02/33 .. 697 –
5472760.SQ.FTS.B , Zero Cpn , 12/04/33 .. 3,648 9
5475686.SQ.FTS.B , Zero Cpn , 12/06/33 .. 2,736 –
5479438.SQ.FTS.B , Zero Cpn , 12/06/33 .. 631 –
5480752.SQ.FTS.B , Zero Cpn , 12/06/33 .. 3,098 1
5505930.SQ.FTS.B , Zero Cpn , 12/07/33 .. 1,048 1
5507000.SQ.FTS.B , Zero Cpn , 12/08/33 .. 38,614 1
5515187.SQ.FTS.B , Zero Cpn , 12/08/33 .. 4,692 –
5516154.SQ.FTS.B , Zero Cpn , 12/08/33 .. 12,489 17
5518310.SQ.FTS.B , Zero Cpn , 12/08/33 .. 390 –
5533995.SQ.FTS.B , Zero Cpn , 12/09/33 .. 813 –
5534121.SQ.FTS.B , Zero Cpn , 12/09/33 .. 5,159 2
5534689.SQ.FTS.B , Zero Cpn , 12/10/33 .. 3,849 146
5535547.SQ.FTS.B , Zero Cpn , 12/10/33 .. 4,404 1
5537728.SQ.FTS.B , Zero Cpn , 12/10/33 .. 2,668 –
5537817.SQ.FTS.B , Zero Cpn , 12/10/33 .. 798 –
5537953.SQ.FTS.B , Zero Cpn , 12/10/33 .. 4,030 1
5539948.SQ.FTS.B , Zero Cpn , 12/11/33 .. 1,314 –
5541083.SQ.FTS.B , Zero Cpn , 12/12/33 .. 114 –
5541094.SQ.FTS.B , Zero Cpn , 12/12/33 .. 5,085 1
5546515.SQ.FTS.B , Zero Cpn , 12/13/33 .. 2,064 1
5547946.SQ.FTS.B , Zero Cpn , 12/14/33 .. 1,134 1
5552344.SQ.FTS.B , Zero Cpn , 12/14/33 .. 1,674 –
5554641.SQ.FTS.B , Zero Cpn , 12/15/33 .. 62,255 21
5556696.SQ.FTS.B , Zero Cpn , 12/15/33 .. 5,553 15
5562047.SQ.FTS.B , Zero Cpn , 12/16/33 .. 3,095 4
5563038.SQ.FTS.B , Zero Cpn , 12/16/33 .. 4,772 1
5564628.SQ.FTS.B , Zero Cpn , 12/17/33 .. 2,787 1
5565992.SQ.FTS.B , Zero Cpn , 12/17/33 .. 2,616 7
5568881.SQ.FTS.B , Zero Cpn , 12/19/33 .. 1,314 1
5569070.SQ.FTS.B , Zero Cpn , 12/19/33 .. 29,610 8
5572327.SQ.FTS.B , Zero Cpn , 12/20/33 .. 243 –
5573406.SQ.FTS.B , Zero Cpn , 12/21/33 .. 363 –
5574351.SQ.FTS.B , Zero Cpn , 12/21/33 .. 10,696 14
5575886.SQ.FTS.B , Zero Cpn , 12/21/33 .. 894 1
5585522.SQ.FTS.B , Zero Cpn , 12/24/33 .. 520 9
5586899.SQ.FTS.B , Zero Cpn , 12/24/33 .. 2,468 2
5588173.SQ.FTS.B , Zero Cpn , 12/25/33 .. 5,033 293
5588832.SQ.FTS.B , Zero Cpn , 12/26/33 .. 7,140 3
5589322.SQ.FTS.B , Zero Cpn , 12/26/33 .. 4,040 6
5594180.SQ.FTS.B , Zero Cpn , 12/28/33 .. 732 1
5595624.SQ.FTS.B , Zero Cpn , 12/28/33 .. 789 –
5597497.SQ.FTS.B , Zero Cpn , 12/29/33 .. 1,451 1
5599728.SQ.FTS.B , Zero Cpn , 12/29/33 .. 4,867 3
5600496.SQ.FTS.B , Zero Cpn , 12/29/33 .. 371 –
5600526.SQ.FTS.B , Zero Cpn , 12/29/33 .. 1,008 –
5600632.SQ.FTS.B , Zero Cpn , 12/29/33 .. 3,133 1

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
66
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5611517.SQ.FTS.B , Zero Cpn , 12/30/33 .. $ 2,001 $ 1
5612507.SQ.FTS.B , Zero Cpn , 12/30/33 .. 11,600 6
5614938.SQ.FTS.B , Zero Cpn , 1/01/34 ... 2,341 72
5616046.SQ.FTS.B , Zero Cpn , 1/01/34 ... 1,631 3
5616216.SQ.FTS.B , Zero Cpn , 1/01/34 ... 5,841 5
5618116.SQ.FTS.B , Zero Cpn , 1/02/34 ... 8,099 4
5618863.SQ.FTS.B , Zero Cpn , 1/03/34 ... 1,492 1
5619464.SQ.FTS.B , Zero Cpn , 1/04/34 ... 646 1
5619959.SQ.FTS.B , Zero Cpn , 1/04/34 ... 2,374 2
5620066.SQ.FTS.B , Zero Cpn , 1/04/34 ... 2,868 3
5623363.SQ.FTS.B , Zero Cpn , 1/05/34 ... 10,990 8
5624299.SQ.FTS.B , Zero Cpn , 1/05/34 ... 6,091 6
5630151.SQ.FTS.B , Zero Cpn , 1/06/34 ... 506 1
5647775.SQ.FTS.B , Zero Cpn , 1/07/34 ... 1,305 1
5654133.SQ.FTS.B , Zero Cpn , 1/08/34 ... 32,774 31
5655643.SQ.FTS.B , Zero Cpn , 1/09/34 ... 4,363 3
5655850.SQ.FTS.B , Zero Cpn , 1/09/34 ... 906 2
5656207.SQ.FTS.B , Zero Cpn , 1/09/34 ... 8,733 11
5662691.SQ.FTS.B , Zero Cpn , 1/11/34 ... 573 2
5663245.SQ.FTS.B , Zero Cpn , 1/11/34 ... 500 –
5663983.SQ.FTS.B , Zero Cpn , 1/11/34 ... 461 2
5666806.SQ.FTS.B , Zero Cpn , 1/12/34 ... 13,430 13
5671581.SQ.FTS.B , Zero Cpn , 1/12/34 ... 18,583 21
5672653.SQ.FTS.B , Zero Cpn , 1/13/34 ... 4,272 353
5673210.SQ.FTS.B , Zero Cpn , 1/13/34 ... 2,838 3
5675130.SQ.FTS.B , Zero Cpn , 1/13/34 ... 490 1
5689248.SQ.FTS.B , Zero Cpn , 1/14/34 ... 1,934 2
5694816.SQ.FTS.B , Zero Cpn , 1/14/34 ... 1,074 1
5695450.SQ.FTS.B , Zero Cpn , 1/14/34 ... 26,182 28
5696963.SQ.FTS.B , Zero Cpn , 1/15/34 ... 8,836 17
5700306.SQ.FTS.B , Zero Cpn , 1/15/34 ... 435 28
5700432.SQ.FTS.B , Zero Cpn , 1/15/34 ... 929 1
5703401.SQ.FTS.B , Zero Cpn , 1/17/34 ... 1,653 4
5703743.SQ.FTS.B , Zero Cpn , 1/17/34 ... 1,220 2
5706022.SQ.FTS.B , Zero Cpn , 1/18/34 ... 194 1
5708392.SQ.FTS.B , Zero Cpn , 1/18/34 ... 9,171 20
5708905.SQ.FTS.B , Zero Cpn , 1/18/34 ... 553 –
5709549.SQ.FTS.B , Zero Cpn , 1/18/34 ... 12,160 11
5721102.SQ.FTS.B , Zero Cpn , 1/20/34 ... 1,302 1
5728577.SQ.FTS.B , Zero Cpn , 1/21/34 ... 3,241 6
5731303.SQ.FTS.B , Zero Cpn , 1/22/34 ... 1,418 2
5732624.SQ.FTS.B , Zero Cpn , 1/22/34 ... 11,619 13
5735573.SQ.FTS.B , Zero Cpn , 1/24/34 ... 5,816 11
5737632.SQ.FTS.B , Zero Cpn , 1/25/34 ... 5,796 8
5741303.SQ.FTS.B , Zero Cpn , 1/26/34 ... 2,044 5
5751520.SQ.FTS.B , Zero Cpn , 1/28/34 ... 2,991 3
5752156.SQ.FTS.B , Zero Cpn , 1/28/34 ... 968 2
5754310.SQ.FTS.B , Zero Cpn , 1/29/34 ... 1,070 2
5754783.SQ.FTS.B , Zero Cpn , 1/29/34 ... 2,120 3
5755879.SQ.FTS.B , Zero Cpn , 1/29/34 ... 3,359 287
5756610.SQ.FTS.B , Zero Cpn , 1/29/34 ... 4,556 6
5757607.SQ.FTS.B , Zero Cpn , 1/31/34 ... 9,346 8
5758291.SQ.FTS.B , Zero Cpn , 2/01/34 ... 5,772 2
5759456.SQ.FTS.B , Zero Cpn , 2/01/34 ... 282 31
5760954.SQ.FTS.B , Zero Cpn , 2/01/34 ... 2,824 5
5767488.SQ.FTS.B , Zero Cpn , 2/03/34 ... 1,233 1
5773116.SQ.FTS.B , Zero Cpn , 2/04/34 ... 3,729 4
5777772.SQ.FTS.B , Zero Cpn , 2/05/34 ... 8,178 16
Description
Principal
Amount Value
Block, Inc. (continued)
5778008.SQ.FTS.B , Zero Cpn , 2/05/34 ... $ 4,729 $ 6
5781951.SQ.FTS.B , Zero Cpn , 2/08/34 ... 4,019 8
5784874.SQ.FTS.B , Zero Cpn , 2/09/34 ... 3,818 5
5792518.SQ.FTS.B , Zero Cpn , 2/10/34 ... 16,456 19
5802478.SQ.FTS.B , Zero Cpn , 2/11/34 ... 7,637 14
5809201.SQ.FTS.B , Zero Cpn , 2/12/34 ... 718 1
5810852.SQ.FTS.B , Zero Cpn , 2/12/34 ... 3,602 7
5812068.SQ.FTS.B , Zero Cpn , 2/12/34 ... 2,493 12
5812645.SQ.FTS.B , Zero Cpn , 2/12/34 ... 18,332 1,534
5813184.SQ.FTS.B , Zero Cpn , 2/12/34 ... 1,676 4
5813253.SQ.FTS.B , Zero Cpn , 2/12/34 ... 7,311 17
5813462.SQ.FTS.B , Zero Cpn , 2/13/34 ... 1,394 2
5814016.SQ.FTS.B , Zero Cpn , 2/13/34 ... 2,868 3
5814576.SQ.FTS.B , Zero Cpn , 2/14/34 ... 2,223 4
5815447.SQ.FTS.B , Zero Cpn , 2/15/34 ... 1,840 123
5816945.SQ.FTS.B , Zero Cpn , 2/15/34 ... 4,384 9
5817070.SQ.FTS.B , Zero Cpn , 2/15/34 ... 30,140 41
5823283.SQ.FTS.B , Zero Cpn , 2/17/34 ... 18 –
5823345.SQ.FTS.B , Zero Cpn , 2/17/34 ... 1,884 3
5824742.SQ.FTS.B , Zero Cpn , 2/17/34 ... 3,323 8
5825002.SQ.FTS.B , Zero Cpn , 2/17/34 ... 35,998 59
5825354.SQ.FTS.B , Zero Cpn , 2/17/34 ... 4,925 18
5827842.SQ.FTS.B , Zero Cpn , 2/18/34 ... 7,668 21
5828926.SQ.FTS.B , Zero Cpn , 2/18/34 ... 17,907 87
5830440.SQ.FTS.B , Zero Cpn , 2/18/34 ... 2,577 4
5831833.SQ.FTS.B , Zero Cpn , 2/19/34 ... 117 18
5832209.SQ.FTS.B , Zero Cpn , 2/19/34 ... 26,120 61
5832576.SQ.FTS.B , Zero Cpn , 2/19/34 ... 132 1
5832609.SQ.FTS.B , Zero Cpn , 2/19/34 ... 2,194 7
5834294.SQ.FTS.B , Zero Cpn , 2/20/34 ... 502 –
5834318.SQ.FTS.B , Zero Cpn , 2/20/34 ... 8,185 32
5835079.SQ.FTS.B , Zero Cpn , 2/20/34 ... 683 1
5837211.SQ.FTS.B , Zero Cpn , 2/22/34 ... 2,901 13
5837252.SQ.FTS.B , Zero Cpn , 2/22/34 ... 1,427 2
5837315.SQ.FTS.B , Zero Cpn , 2/22/34 ... 4,547 3
5839815.SQ.FTS.B , Zero Cpn , 2/23/34 ... 615 1
5840394.SQ.FTS.B , Zero Cpn , 2/23/34 ... 7,735 4
5842093.SQ.FTS.B , Zero Cpn , 2/23/34 ... 1,240 3
5848551.SQ.FTS.B , Zero Cpn , 2/25/34 ... 1,094 6
5851647.SQ.FTS.B , Zero Cpn , 2/25/34 ... 1,396 2
5852027.SQ.FTS.B , Zero Cpn , 2/26/34 ... 1,229 54
5853740.SQ.FTS.B , Zero Cpn , 2/26/34 ... 2,104 2
5854311.SQ.FTS.B , Zero Cpn , 2/26/34 ... 829 76
5855240.SQ.FTS.B , Zero Cpn , 2/27/34 ... 6,098 7
5855911.SQ.FTS.B , Zero Cpn , 2/28/34 ... 2,925 6
5856353.SQ.FTS.B , Zero Cpn , 2/28/34 ... 535 38
5856586.SQ.FTS.B , Zero Cpn , 2/28/34 ... 3,737 308
5857039.SQ.FTS.B , Zero Cpn , 2/28/34 ... 219 1
5861125.SQ.FTS.B , Zero Cpn , 2/28/34 ... 619 1
5861134.SQ.FTS.B , Zero Cpn , 2/28/34 ... 14,061 28
5862630.SQ.FTS.B , Zero Cpn , 2/28/34 ... 5,065 8
5866568.SQ.FTS.B , Zero Cpn , 2/28/34 ... 2,638 7
5866864.SQ.FTS.B , Zero Cpn , 2/28/34 ... 2,965 15
5873819.SQ.FTS.B , Zero Cpn , 3/01/34 ... 1,232 1
5874329.SQ.FTS.B , Zero Cpn , 3/02/34 ... 422 1
5874482.SQ.FTS.B , Zero Cpn , 3/02/34 ... 657 1
5877776.SQ.FTS.B , Zero Cpn , 3/03/34 ... 691 2
5878846.SQ.FTS.B , Zero Cpn , 3/05/34 ... 356 1

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
67
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5883334.SQ.FTS.B , Zero Cpn , 3/07/34 ... $ 1,109 $ 2
5884477.SQ.FTS.B , Zero Cpn , 3/07/34 ... 988 3
5885192.SQ.FTS.B , Zero Cpn , 3/07/34 ... 2,394 4
5889080.SQ.FTS.B , Zero Cpn , 3/08/34 ... 771 1
5889436.SQ.FTS.B , Zero Cpn , 3/08/34 ... 14,724 30
5889597.SQ.FTS.B , Zero Cpn , 3/08/34 ... 1,085 6
5889875.SQ.FTS.B , Zero Cpn , 3/08/34 ... 97 –
5893541.SQ.FTS.B , Zero Cpn , 3/09/34 ... 4,112 18
5893815.SQ.FTS.B , Zero Cpn , 3/09/34 ... 1,195 1
5893929.SQ.FTS.B , Zero Cpn , 3/09/34 ... 788 1
5894091.SQ.FTS.B , Zero Cpn , 3/09/34 ... 2,167 4
5898320.SQ.FTS.B , Zero Cpn , 3/12/34 ... 8,262 39
5898769.SQ.FTS.B , Zero Cpn , 3/12/34 ... 2,169 460
5900390.SQ.FTS.B , Zero Cpn , 3/13/34 ... 13,495 56
5900600.SQ.FTS.B , Zero Cpn , 3/13/34 ... 7,701 21
5900989.SQ.FTS.B , Zero Cpn , 3/13/34 ... 5,386 9
5903864.SQ.FTS.B , Zero Cpn , 3/14/34 ... 2,296 4
5910869.SQ.FTS.B , Zero Cpn , 3/16/34 ... 2,092 9
5911495.SQ.FTS.B , Zero Cpn , 3/16/34 ... 40,359 81
5913989.SQ.FTS.B , Zero Cpn , 3/17/34 ... 1,336 87
5914396.SQ.FTS.B , Zero Cpn , 3/18/34 ... 1,467 3
5915505.SQ.FTS.B , Zero Cpn , 3/19/34 ... 16,318 80
5917707.SQ.FTS.B , Zero Cpn , 3/19/34 ... 3,053 6
5918534.SQ.FTS.B , Zero Cpn , 3/19/34 ... 1,806 264
5921285.SQ.FTS.B , Zero Cpn , 3/20/34 ... 2,698 9
5921918.SQ.FTS.B , Zero Cpn , 3/20/34 ... 11,547 43
5923022.SQ.FTS.B , Zero Cpn , 3/21/34 ... 1,435 4
5930851.SQ.FTS.B , Zero Cpn , 3/23/34 ... 1,076 111
5932633.SQ.FTS.B , Zero Cpn , 3/23/34 ... 93 18
5934059.SQ.FTS.B , Zero Cpn , 3/24/34 ... 1,242 2
5934219.SQ.FTS.B , Zero Cpn , 3/24/34 ... 22,371 58
5934730.SQ.FTS.B , Zero Cpn , 3/25/34 ... 2,564 4
5936923.SQ.FTS.B , Zero Cpn , 3/26/34 ... 9,927 48
5937124.SQ.FTS.B , Zero Cpn , 3/26/34 ... 181 1
5938584.SQ.FTS.B , Zero Cpn , 3/26/34 ... 6,806 19
5941367.SQ.FTS.B , Zero Cpn , 3/27/34 ... 4,768 7
5943947.SQ.FTS.B , Zero Cpn , 3/28/34 ... 1,308 3
5945082.SQ.FTS.B , Zero Cpn , 3/28/34 ... 2,501 16
5945214.SQ.FTS.B , Zero Cpn , 3/28/34 ... 656 4
5950686.SQ.FTS.B , Zero Cpn , 3/29/34 ... 810 7
5953097.SQ.FTS.B , Zero Cpn , 3/30/34 ... 885 2
5954440.SQ.FTS.B , Zero Cpn , 3/30/34 ... 7,514 49
5956268.SQ.FTS.B , Zero Cpn , 4/02/34 ... 609 4
5956650.SQ.FTS.B , Zero Cpn , 4/02/34 ... 619 2
5956888.SQ.FTS.B , Zero Cpn , 4/02/34 ... 2,980 6
5959931.SQ.FTS.B , Zero Cpn , 4/03/34 ... 1,644 5
5959978.SQ.FTS.B , Zero Cpn , 4/03/34 ... 1,182 7
5960434.SQ.FTS.B , Zero Cpn , 4/03/34 ... 375 2
5964109.SQ.FTS.B , Zero Cpn , 4/05/34 ... 3,134 22
5966156.SQ.FTS.B , Zero Cpn , 4/05/34 ... 4,893 23
5980129.SQ.FTS.B , Zero Cpn , 4/10/34 ... 695 2
5981924.SQ.FTS.B , Zero Cpn , 4/11/34 ... 12,026 32
5983705.SQ.FTS.B , Zero Cpn , 4/11/34 ... 4,402 18
5983869.SQ.FTS.B , Zero Cpn , 4/11/34 ... 1,928 266
5986027.SQ.FTS.B , Zero Cpn , 4/12/34 ... 3,601 6
5991404.SQ.FTS.B , Zero Cpn , 4/13/34 ... 2,818 713
5995769.SQ.FTS.B , Zero Cpn , 4/14/34 ... 4,698 15
5995853.SQ.FTS.B , Zero Cpn , 4/14/34 ... 7,553 17
Description
Principal
Amount Value
Block, Inc. (continued)
5996582.SQ.FTS.B , Zero Cpn , 4/15/34 ... $ 330 $ 1
6000328.SQ.FTS.B , Zero Cpn , 4/17/34 ... 2,618 5
6001519.SQ.FTS.B , Zero Cpn , 4/18/34 ... 505 64
6010572.SQ.FTS.B , Zero Cpn , 4/20/34 ... 6,145 26
6010705.SQ.FTS.B , Zero Cpn , 4/20/34 ... 4,090 22
6015748.SQ.FTS.B , Zero Cpn , 4/21/34 ... 3,151 5
6023977.SQ.FTS.B , Zero Cpn , 4/25/34 ... 871 5
6024354.SQ.FTS.B , Zero Cpn , 4/26/34 ... 13,543 52
6032854.SQ.FTS.B , Zero Cpn , 4/27/34 ... 1,302 334
6037378.SQ.FTS.B , Zero Cpn , 4/29/34 ... 732 4
6038361.SQ.FTS.B , Zero Cpn , 4/30/34 ... 2,968 12
6057823.SQ.FTS.B , Zero Cpn , 5/04/34 ... 17,364 111
6063087.SQ.FTS.B , Zero Cpn , 5/07/34 ... 4,299 11
6064155.SQ.FTS.B , Zero Cpn , 5/08/34 ... 694 3
6064464.SQ.FTS.B , Zero Cpn , 5/08/34 ... 3,001 10
6111911.SQ.FTS.B , Zero Cpn , 5/09/34 ... 1,257 8
6120978.SQ.FTS.B , Zero Cpn , 5/10/34 ... 836 5
6122683.SQ.FTS.B , Zero Cpn , 5/10/34 ... 9,407 26
6122851.SQ.FTS.B , Zero Cpn , 5/10/34 ... 5,276 22
6123828.SQ.FTS.B , Zero Cpn , 5/10/34 ... 15,343 83
6126543.SQ.FTS.B , Zero Cpn , 5/12/34 ... 452 2
6127052.SQ.FTS.B , Zero Cpn , 5/13/34 ... 2,897 12
6127262.SQ.FTS.B , Zero Cpn , 5/13/34 ... 268 76
6134462.SQ.FTS.B , Zero Cpn , 5/15/34 ... 5,519 25
6143084.SQ.FTS.B , Zero Cpn , 5/17/34 ... 622 2
6145383.SQ.FTS.B , Zero Cpn , 5/18/34 ... 25,311 96
6147104.SQ.FTS.B , Zero Cpn , 5/19/34 ... 7,588 69
6147718.SQ.FTS.B , Zero Cpn , 5/20/34 ... 3,339 21
6147775.SQ.FTS.B , Zero Cpn , 5/20/34 ... 1,022 6
6149268.SQ.FTS.B , Zero Cpn , 5/21/34 ... 3,411 10
6149657.SQ.FTS.B , Zero Cpn , 5/21/34 ... 8,931 86
6154074.SQ.FTS.B , Zero Cpn , 5/22/34 ... 4,237 32
6159444.SQ.FTS.B , Zero Cpn , 5/23/34 ... 605 11
6159521.SQ.FTS.B , Zero Cpn , 5/23/34 ... 1,684 455
6160262.SQ.FTS.B , Zero Cpn , 5/23/34 ... 4,566 78
6161261.SQ.FTS.B , Zero Cpn , 5/24/34 ... 1,545 6
6162505.SQ.FTS.B , Zero Cpn , 5/25/34 ... 3,884 12
6164819.SQ.FTS.B , Zero Cpn , 5/26/34 ... 480 4
6164962.SQ.FTS.B , Zero Cpn , 5/26/34 ... 3,092 261
6165709.SQ.FTS.B , Zero Cpn , 5/27/34 ... 375 130
6168721.SQ.FTS.B , Zero Cpn , 5/28/34 ... 11,684 3,648
6169262.SQ.FTS.B , Zero Cpn , 5/28/34 ... 142 19
6173073.SQ.FTS.B , Zero Cpn , 5/29/34 ... 1,600 20
6173109.SQ.FTS.B , Zero Cpn , 5/29/34 ... 732 153
6185770.SQ.FTS.B , Zero Cpn , 6/03/34 ... 2,564 18
6185954.SQ.FTS.B , Zero Cpn , 6/03/34 ... 1,743 6
6190982.SQ.FTS.B , Zero Cpn , 6/05/34 ... 4,546 67
6191154.SQ.FTS.B , Zero Cpn , 6/06/34 ... 2,148 13
6209210.SQ.FTS.B , Zero Cpn , 6/09/34 ... 6,712 141
6209706.SQ.FTS.B , Zero Cpn , 6/10/34 ... 2,538 33
6211694.SQ.FTS.B , Zero Cpn , 6/12/34 ... 3,075 895
6217315.SQ.FTS.B , Zero Cpn , 6/13/34 ... 687 5
6217699.SQ.FTS.B , Zero Cpn , 6/13/34 ... 3,192 559
6220586.SQ.FTS.B , Zero Cpn , 6/14/34 ... 3,429 433
6220625.SQ.FTS.B , Zero Cpn , 6/14/34 ... 8,814 51
6227194.SQ.FTS.B , Zero Cpn , 6/16/34 ... 2,188 15
6236255.SQ.FTS.B , Zero Cpn , 6/18/34 ... 2,023 19
6237088.SQ.FTS.B , Zero Cpn , 6/19/34 ... 1,309 8

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
68
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6237213.SQ.FTS.B , Zero Cpn , 6/19/34 ... $ 994 $ 8
6243468.SQ.FTS.B , Zero Cpn , 6/20/34 ... 12,676 161
6243792.SQ.FTS.B , Zero Cpn , 6/21/34 ... 2,999 23
6245571.SQ.FTS.B , Zero Cpn , 6/21/34 ... 533 4
6254361.SQ.FTS.B , Zero Cpn , 6/23/34 ... 1,745 13
6254473.SQ.FTS.B , Zero Cpn , 6/23/34 ... 15,036 89
6254841.SQ.FTS.B , Zero Cpn , 6/23/34 ... 5,554 803
6259695.SQ.FTS.B , Zero Cpn , 6/27/34 ... 2,225 10
6265153.SQ.FTS.B , Zero Cpn , 6/29/34 ... 11,421 188
6266370.SQ.FTS.B , Zero Cpn , 6/29/34 ... 15,076 6,541
6272382.SQ.FTS.B , Zero Cpn , 7/02/34 ... 4,791 1,934
6275326.SQ.FTS.B , Zero Cpn , 7/03/34 ... 2,114 28
6277033.SQ.FTS.B , Zero Cpn , 7/04/34 ... 3,011 39
6278139.SQ.FTS.B , Zero Cpn , 7/04/34 ... 931 24
6282812.SQ.FTS.B , Zero Cpn , 7/06/34 ... 15,894 174
6285291.SQ.FTS.B , Zero Cpn , 7/06/34 ... 21,510 329
6285821.SQ.FTS.B , Zero Cpn , 7/07/34 ... 1,998 30
6300866.SQ.FTS.B , Zero Cpn , 7/13/34 ... 274 53
6308012.SQ.FTS.B , Zero Cpn , 7/17/34 ... 672 244
6309341.SQ.FTS.B , Zero Cpn , 7/18/34 ... 1,719 19
6314763.SQ.FTS.B , Zero Cpn , 7/19/34 ... 982 15
6319056.SQ.FTS.B , Zero Cpn , 7/21/34 ... 573 274
6351823.SQ.FTS.B , Zero Cpn , 7/24/34 ... 2,008 30
6351975.SQ.FTS.B , Zero Cpn , 7/24/34 ... 2,638 43
6353581.SQ.FTS.B , Zero Cpn , 7/24/34 ... 916 15
6357497.SQ.FTS.B , Zero Cpn , 7/25/34 ... 790 455
6359468.SQ.FTS.B , Zero Cpn , 7/26/34 ... 432 6
6370285.SQ.FTS.B , Zero Cpn , 7/30/34 ... 1,998 41
6372961.SQ.FTS.B , Zero Cpn , 7/31/34 ... 57,137 836
6374394.SQ.FTS.B , Zero Cpn , 8/01/34 ... 541 326
6378866.SQ.FTS.B , Zero Cpn , 8/02/34 ... 1,238 24
6379092.SQ.FTS.B , Zero Cpn , 8/02/34 ... 954 11
6382243.SQ.FTS.B , Zero Cpn , 8/03/34 ... 40,502 10,109
6384961.SQ.FTS.B , Zero Cpn , 8/03/34 ... 200 21
6386635.SQ.FTS.B , Zero Cpn , 8/05/34 ... 1,423 23
6389202.SQ.FTS.B , Zero Cpn , 8/06/34 ... 3,677 84
6389269.SQ.FTS.B , Zero Cpn , 8/06/34 ... 5,046 59
6392793.SQ.FTS.B , Zero Cpn , 8/07/34 ... 432 8
6392987.SQ.FTS.B , Zero Cpn , 8/07/34 ... 7,102 113
6393441.SQ.FTS.B , Zero Cpn , 8/08/34 ... 2,464 40
6404033.SQ.FTS.B , Zero Cpn , 8/11/34 ... 2,159 35
6410608.SQ.FTS.B , Zero Cpn , 8/14/34 ... 23,537 456
6412264.SQ.FTS.B , Zero Cpn , 8/15/34 ... 69 30
6413090.SQ.FTS.B , Zero Cpn , 8/15/34 ... 14,328 188
6422493.SQ.FTS.B , Zero Cpn , 8/17/34 ... 666 15
6424176.SQ.FTS.B , Zero Cpn , 8/18/34 ... 22,930 586
6427044.SQ.FTS.B , Zero Cpn , 8/21/34 ... 637 11
6427394.SQ.FTS.B , Zero Cpn , 8/21/34 ... 24,524 826
6431015.SQ.FTS.B , Zero Cpn , 8/22/34 ... 3,234 885
6436390.SQ.FTS.B , Zero Cpn , 8/23/34 ... 3,413 48
6439616.SQ.FTS.B , Zero Cpn , 8/23/34 ... 2,924 93
6439850.SQ.FTS.B , Zero Cpn , 8/23/34 ... 7,981 153
6442480.SQ.FTS.B , Zero Cpn , 8/24/34 ... 1,933 440
6448004.SQ.FTS.B , Zero Cpn , 8/27/34 ... 283 186
6451217.SQ.FTS.B , Zero Cpn , 8/28/34 ... 929 607
6451818.SQ.FTS.B , Zero Cpn , 8/28/34 ... 32,683 565
6452723.SQ.FTS.B , Zero Cpn , 8/28/34 ... 1,879 16
6454314.SQ.FTS.B , Zero Cpn , 9/01/34 ... 6,133 104
Description
Principal
Amount Value
Block, Inc. (continued)
6461434.SQ.FTS.B , Zero Cpn , 9/03/34 ... $ 6,632 $ 195
6463337.SQ.FTS.B , Zero Cpn , 9/03/34 ... 578 383
6464078.SQ.FTS.B , Zero Cpn , 9/04/34 ... 1,363 28
6465421.SQ.FTS.B , Zero Cpn , 9/06/34 ... 1,180 28
6467555.SQ.FTS.B , Zero Cpn , 9/06/34 ... 3,596 85
6470092.SQ.FTS.B , Zero Cpn , 9/07/34 ... 3,576 586
6472450.SQ.FTS.B , Zero Cpn , 9/07/34 ... 762 504
6472645.SQ.FTS.B , Zero Cpn , 9/08/34 ... 99 58
6475454.SQ.FTS.B , Zero Cpn , 9/08/34 ... 2,557 66
6475554.SQ.FTS.B , Zero Cpn , 9/08/34 ... 8,062 51
6477774.SQ.FTS.B , Zero Cpn , 9/09/34 ... 9,073 5,036
6481328.SQ.FTS.B , Zero Cpn , 9/09/34 ... 6,302 1,290
6483513.SQ.FTS.B , Zero Cpn , 9/10/34 ... 8,146 246
6484336.SQ.FTS.B , Zero Cpn , 9/10/34 ... 22,221 361
6484909.SQ.FTS.B , Zero Cpn , 9/10/34 ... 1,450 892
6486340.SQ.FTS.B , Zero Cpn , 9/12/34 ... 200 135
6488356.SQ.FTS.B , Zero Cpn , 9/13/34 ... 3,633 46
6493143.SQ.FTS.B , Zero Cpn , 9/14/34 ... 643 439
6496050.SQ.FTS.B , Zero Cpn , 9/15/34 ... 2,621 28
6503201.SQ.FTS.B , Zero Cpn , 9/17/34 ... 1,828 41
6506217.SQ.FTS.B , Zero Cpn , 9/18/34 ... 255 121
6508534.SQ.FTS.B , Zero Cpn , 9/20/34 ... 3,125 80
6523267.SQ.FTS.B , Zero Cpn , 9/24/34 ... 5,923 142
6523516.SQ.FTS.B , Zero Cpn , 9/24/34 ... 473 309
6523578.SQ.FTS.B , Zero Cpn , 9/24/34 ... 2,970 2,006
6531074.SQ.FTS.B , Zero Cpn , 9/28/34 ... 24,833 255
6533670.SQ.FTS.B , Zero Cpn , 9/28/34 ... 2,210 55
6534257.SQ.FTS.B , Zero Cpn , 9/29/34 ... 2,166 671
6534305.SQ.FTS.B , Zero Cpn , 9/29/34 ... 292 148
6535323.SQ.FTS.B , Zero Cpn , 9/29/34 ... 1,498 732
6537176.SQ.FTS.B , Zero Cpn , 9/29/34 ... 1,224 872
6537472.SQ.FTS.B , Zero Cpn , 9/29/34 ... 2,567 19
6541353.SQ.FTS.B , Zero Cpn , 9/30/34 ... 1,652 1,021
6544501.SQ.FTS.B , Zero Cpn , 9/30/34 ... 5,785 3,788
6547411.SQ.FTS.B , Zero Cpn , 10/01/34 .. 14,177 477
6549603.SQ.FTS.B , Zero Cpn , 10/03/34 .. 446 279
6552110.SQ.FTS.B , Zero Cpn , 10/04/34 .. 2,240 1,521
6552948.SQ.FTS.B , Zero Cpn , 10/04/34 .. 1,758 427
6553144.SQ.FTS.B , Zero Cpn , 10/04/34 .. 734 27
6556395.SQ.FTS.B , Zero Cpn , 10/05/34 .. 596 396
6556964.SQ.FTS.B , Zero Cpn , 10/05/34 .. 189 118
6560968.SQ.FTS.B , Zero Cpn , 10/06/34 .. 320 207
6563116.SQ.FTS.B , Zero Cpn , 10/07/34 .. 626 178
6566625.SQ.FTS.B , Zero Cpn , 10/08/34 .. 10,420 266
6566945.SQ.FTS.B , Zero Cpn , 10/09/34 .. 253 75
6570679.SQ.FTS.B , Zero Cpn , 10/10/34 .. 15,812 250
6576266.SQ.FTS.B , Zero Cpn , 10/12/34 .. 1,374 471
6577981.SQ.FTS.B , Zero Cpn , 10/12/34 .. 10,021 452
6581786.SQ.FTS.B , Zero Cpn , 10/13/34 .. 584 33
6582337.SQ.FTS.B , Zero Cpn , 10/13/34 .. 1,327 792
6585188.SQ.FTS.B , Zero Cpn , 10/14/34 .. 6,600 4,622
6589877.SQ.FTS.B , Zero Cpn , 10/17/34 .. 19 11
6591444.SQ.FTS.B , Zero Cpn , 10/18/34 .. 1,914 71
6592468.SQ.FTS.B , Zero Cpn , 10/18/34 .. 26,389 396
6594535.SQ.FTS.B , Zero Cpn , 10/19/34 .. 4,172 2,550
6605375.SQ.FTS.B , Zero Cpn , 10/23/34 .. 1,053 314
6608364.SQ.FTS.B , Zero Cpn , 10/24/34 .. 529 309
6608375.SQ.FTS.B , Zero Cpn , 10/24/34 .. 1,568 59

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
69
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6608563.SQ.FTS.B , Zero Cpn , 10/24/34 .. $ 1,619 $ 62
6610854.SQ.FTS.B , Zero Cpn , 10/25/34 .. 84 62
6614457.SQ.FTS.B , Zero Cpn , 10/26/34 .. 2,216 85
6617414.SQ.FTS.B , Zero Cpn , 10/27/34 .. 3,108 2,184
6623607.SQ.FTS.B , Zero Cpn , 10/28/34 .. 2,737 93
6624957.SQ.FTS.B , Zero Cpn , 10/30/34 .. 3,183 77
6626404.SQ.FTS.B , Zero Cpn , 11/01/34 .. 693 415
6627906.SQ.FTS.B , Zero Cpn , 11/01/34 .. 2,300 1,618
6628104.SQ.FTS.B , Zero Cpn , 11/01/34 .. 8,424 126
6628247.SQ.FTS.B , Zero Cpn , 11/01/34 .. 3,665 150
6628906.SQ.FTS.B , Zero Cpn , 11/01/34 .. 421 283
6629787.SQ.FTS.B , Zero Cpn , 11/02/34 .. 7,692 240
6632388.SQ.FTS.B , Zero Cpn , 11/02/34 .. 6,201 243
6633231.SQ.FTS.B , Zero Cpn , 11/03/34 .. 356 6
6635306.SQ.FTS.B , Zero Cpn , 11/03/34 .. 523 336
6639032.SQ.FTS.B , Zero Cpn , 11/04/34 .. 11,342 406
6639843.SQ.FTS.B , Zero Cpn , 11/04/34 .. 1,075 469
6639899.SQ.FTS.B , Zero Cpn , 11/04/34 .. 842 440
6640094.SQ.FTS.B , Zero Cpn , 11/04/34 .. 1,511 758
6641788.SQ.FTS.B , Zero Cpn , 11/05/34 .. 1,794 74
6641907.SQ.FTS.B , Zero Cpn , 11/05/34 .. 3,766 120
6642127.SQ.FTS.B , Zero Cpn , 11/05/34 .. 417 270
6644191.SQ.FTS.B , Zero Cpn , 11/05/34 .. 32,363 1,308
6649600.SQ.FTS.B , Zero Cpn , 11/09/34 .. 963 435
6649660.SQ.FTS.B , Zero Cpn , 11/09/34 .. 461 330
6651437.SQ.FTS.B , Zero Cpn , 11/09/34 .. 749 12
6651688.SQ.FTS.B , Zero Cpn , 11/09/34 .. 53,478 2,464
6655130.SQ.FTS.B , Zero Cpn , 11/10/34 .. 974 15
6655176.SQ.FTS.B , Zero Cpn , 11/10/34 .. 799 564
6655538.SQ.FTS.B , Zero Cpn , 11/10/34 .. 2,734 1,439
6655894.SQ.FTS.B , Zero Cpn , 11/10/34 .. 2,000 1,317
6657882.SQ.FTS.B , Zero Cpn , 11/11/34 .. 29,733 22,640
6662189.SQ.FTS.B , Zero Cpn , 11/12/34 .. 1,287 628
6662849.SQ.FTS.B , Zero Cpn , 11/12/34 .. 4,461 232
6663871.SQ.FTS.B , Zero Cpn , 11/12/34 .. 5,758 236
6664005.SQ.FTS.B , Zero Cpn , 11/12/34 .. 5,426 133
6664549.SQ.FTS.B , Zero Cpn , 11/12/34 .. 275 207
6664703.SQ.FTS.B , Zero Cpn , 11/12/34 .. 1,196 806
6665226.SQ.FTS.B , Zero Cpn , 11/13/34 .. 1,354 944
6665514.SQ.FTS.B , Zero Cpn , 11/14/34 .. 584 346
6665553.SQ.FTS.B , Zero Cpn , 11/14/34 .. 1,151 771
6665779.SQ.FTS.B , Zero Cpn , 11/14/34 .. 29 15
6668780.SQ.FTS.B , Zero Cpn , 11/15/34 .. 9,273 5,034
6670037.SQ.FTS.B , Zero Cpn , 11/16/34 .. 6,805 183
6670357.SQ.FTS.B , Zero Cpn , 11/16/34 .. 2,195 1,581
6672424.SQ.FTS.B , Zero Cpn , 11/16/34 .. 21,606 14,453
6674961.SQ.FTS.B , Zero Cpn , 11/17/34 .. 5,853 128
6675891.SQ.FTS.B , Zero Cpn , 11/17/34 .. 315 183
6678245.SQ.FTS.B , Zero Cpn , 11/18/34 .. 831 667
6678696.SQ.FTS.B , Zero Cpn , 11/18/34 .. 19,360 676
6679343.SQ.FTS.B , Zero Cpn , 11/18/34 .. 3,191 216
6681393.SQ.FTS.B , Zero Cpn , 11/18/34 .. 1,498 1,044
6681578.SQ.FTS.B , Zero Cpn , 11/18/34 .. 10,776 321
6682519.SQ.FTS.B , Zero Cpn , 11/19/34 .. 771 435
6684387.SQ.FTS.B , Zero Cpn , 11/19/34 .. 1,197 22
6684507.SQ.FTS.B , Zero Cpn , 11/19/34 .. 98 65
6684513.SQ.FTS.B , Zero Cpn , 11/19/34 .. 2,007 1,252
6685009.SQ.FTS.B , Zero Cpn , 11/20/34 .. 2,633 1,728
Description
Principal
Amount Value
Block, Inc. (continued)
6685907.SQ.FTS.B , Zero Cpn , 11/21/34 .. $ 6,966 $ 4,188
6686035.SQ.FTS.B , Zero Cpn , 11/21/34 .. 441 333
6686639.SQ.FTS.B , Zero Cpn , 11/22/34 .. 1,131 40
6686940.SQ.FTS.B , Zero Cpn , 11/22/34 .. 3,980 2,635
6689856.SQ.FTS.B , Zero Cpn , 11/23/34 .. 4,087 141
6689979.SQ.FTS.B , Zero Cpn , 11/23/34 .. 12,919 7,666
6692002.SQ.FTS.B , Zero Cpn , 11/23/34 .. 446 363
6692529.SQ.FTS.B , Zero Cpn , 11/23/34 .. 6,099 299
6699675.SQ.FTS.B , Zero Cpn , 11/25/34 .. 2,304 1,512
6709316.SQ.FTS.B , Zero Cpn , 11/29/34 .. 564 311
22,850,541
Freedom Financial Asset Management LLC
APP-11731526.FP.FTS.B , 16 .49% , 12/21/24 906 912
APP-12148090.FP.FTS.B , 9 .74% , 1/22/25 . 1,692 1,698
APP-12179908.FP.FTS.B , 18 .99% , 1/23/25 1,043 1,053
APP-12087415.FP.FTS.B , 12 .99% , 1/25/25 2,602 2,626
APP-11924017.FP.FTS.B , 15 .99% , 1/28/25 1,743 1,753
APP-11509368.FP.FTS.B , 14 .99% , 1/29/25 1,834 1,849
APP-12287483.FP.FTS.B , 12 .99% , 2/03/25 2,947 2,958
APP-11733782.FP.FTS.B , 15 .74% , 2/03/25 2,329 2,335
APP-12175602.FP.FTS.B , 17 .49% , 2/25/25 1,442 1,458
APP-12029075.FP.FTS.B , 15 .99% , 3/05/25 2,824 2,835
APP-12124683.FP.FTS.B , 16 .99% , 3/06/25 1,010 1,008
APP-10156554.FP.FTS.B , 9 .49% , 3/08/25 . 3,319 3,329
APP-12031531.FP.FTS.B , 20 .99% , 3/08/25 1,413 1,408
APP-12139801.FP.FTS.B , 9 .49% , 3/11/25 . 2,842 2,852
APP-11853561.FP.FTS.B , 17 .99% , 3/18/25 2,744 2,773
APP-12413819.FP.FTS.B , 16 .99% , 3/21/25 1,644 1,661
APP-12106203.FP.FTS.B , 9 .74% , 3/22/25 . 2,538 2,550
APP-12270743.FP.FTS.B , 16 .49% , 3/22/25 2,080 2,101
APP-12381356.FP.FTS.B , 9 .74% , 3/24/25 . 2,020 2,029
APP-12414413.FP.FTS.B , 17 .99% , 3/25/25 2,918 2,956
APP-15099844.FP.FTS.B , 19 .99% , 7/15/25 4,396 4,451
APP-15063599.FP.FTS.B , 8 .24% , 7/23/25 . 6,289 6,334
APP-12210758.FP.FTS.B , 22 .49% , 7/25/25 1,314 1,319
APP-15052562.FP.FTS.B , 10 .24% , 7/29/25 1,348 1,350
APP-17112174.FP.FTS.B , 11 .74% , 8/12/25 3,969 3,995
APP-10157776.FP.FTS.B , 22 .49% , 8/13/25 4,018 4,093
APP-17041993.FP.FTS.B , 13 .74% , 9/05/25 11,375 11,457
APP-17017611.FP.FTS.B , 11 .99% , 9/06/25 13,133 13,209
APP-16692788.FP.FTS.B , 10 .74% , 9/10/25 3,753 3,777
APP-16716169.FP.FTS.B , 9 .49% , 9/14/25 . 4,881 4,916
APP-17284270.FP.FTS.B , 13 .74% , 9/15/25 12,813 12,899
APP-16721812.FP.FTS.B , 14 .24% , 9/15/25 4,489 4,528
APP-16622583.FP.FTS.B , 15 .99% , 9/16/25 4,511 4,568
APP-17495714.FP.FTS.B , 11 .74% , 9/26/25 4,778 4,820
APP-10833798.FP.FTS.B , 15 .99% , 10/18/25 6,237 6,413
APP-15077310.FP.FTS.B , 25 .49% , 10/21/25 4,893 4,970
APP-11579289.FP.FTS.B , 10 .99% , 12/05/25 4,318 4,362
APP-10861885.FP.FTS.B , 15 .49% , 12/17/25 8,320 8,467
APP-11737115.FP.FTS.B , 12 .49% , 12/18/25 5,243 5,317
APP-11531737.FP.FTS.B , 13 .99% , 12/22/25 4,814 4,890
APP-11442801.FP.FTS.B , 16 .49% , 12/22/25 6,879 7,109
APP-10314724.FP.FTS.B , 11 .74% , 1/08/26 4,539 4,562
APP-12165054.FP.FTS.B , 10 .24% , 1/14/26 6,709 6,788
APP-12174416.FP.FTS.B , 10 .24% , 1/22/26 7,306 7,415
APP-12171910.FP.FTS.B , 12 .49% , 1/22/26 5,797 5,883

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
70
Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-12006366.FP.FTS.B , 20 .99% , 1/22/26 $ 4,029 $ 4,195
APP-11687753.FP.FTS.B , 13 .49% , 1/25/26 7,959 8,105
APP-11595092.FP.FTS.B , 19 .49% , 2/05/26 16,430 17,020
APP-12139578.FP.FTS.B , 15 .24% , 2/24/26 4,430 4,498
APP-12119897.FP.FTS.B , 10 .24% , 2/28/26 7,989 8,113
APP-12050179.FP.FTS.B , 16 .49% , 3/07/26 6,999 7,124
APP-12463162.FP.FTS.B , 18 .49% , 3/10/26 6,712 6,915
APP-12209184.FP.FTS.B , 19 .49% , 3/11/26 1,274 1,277
APP-12287014.FP.FTS.B , 16 .99% , 3/15/26 6,489 6,676
APP-12397804.FP.FTS.B , 16 .99% , 3/16/26 5,235 5,388
APP-12400371.FP.FTS.B , 16 .99% , 3/16/26 4,986 5,060
APP-12431691.FP.FTS.B , 9 .49% , 3/20/26 . 11,573 11,737
APP-12286988.FP.FTS.B , 10 .99% , 3/21/26 18,099 18,351
APP-12168235.FP.FTS.B , 19 .49% , 3/23/26 4,508 921
APP-12443256.FP.FTS.B , 16 .74% , 3/24/26 5,799 5,864
APP-12414591.FP.FTS.B , 19 .49% , 3/24/26 3,885 4,026
APP-12414582.FP.FTS.B , 18 .49% , 3/25/26 9,153 9,502
APP-12128364.FP.FTS.B , 13 .24% , 5/08/26 7,893 3,072
APP-12199831.FP.FTS.B , 16 .99% , 5/22/26 7,455 7,677
APP-15117837.FP.FTS.B , 22 .24% , 7/15/26 7,897 8,241
APP-12343526.FP.FTS.B , 16 .99% , 7/21/26 14,061 14,509
APP-14891119.FP.FTS.B , 18 .74% , 7/24/26 25,823 26,716
APP-15053612.FP.FTS.B , 13 .99% , 7/26/26 5,725 5,828
APP-15053337.FP.FTS.B , 17 .99% , 7/26/26 6,193 6,444
APP-15004884.FP.FTS.B , 15 .99% , 7/27/26 13,588 13,881
APP-15119191.FP.FTS.B , 18 .49% , 7/28/26 2,795 994
APP-16690474.FP.FTS.B , 9 .24% , 8/01/26 . 15,122 15,338
APP-16637564.FP.FTS.B , 15 .99% , 9/03/26 4,563 4,634
APP-16719236.FP.FTS.B , 10 .49% , 9/04/26 9,184 9,319
APP-16676602.FP.FTS.B , 11 .24% , 9/05/26 13,899 4,197
APP-10573456.FP.FTS.B , 17 .49% , 9/10/26 7,998 4,628
APP-16630984.FP.FTS.B , 14 .49% , 9/12/26 8,035 8,183
APP-17112604.FP.FTS.B , 11 .74% , 9/15/26 13,041 13,220
APP-16335651.FP.FTS.B , 14 .49% , 9/15/26 9,060 9,216
APP-17464221.FP.FTS.B , 16 .74% , 9/15/26 7,425 7,645
APP-17032039.FP.FTS.B , 10 .49% , 9/16/26 13,300 13,505
APP-16710569.FP.FTS.B , 15 .49% , 9/16/26 13,498 13,735
APP-10406165.FP.FTS.B , 18 .99% , 9/20/26 7,584 7,794
APP-16275007.FP.FTS.B , 12 .49% , 9/22/26 8,482 949
APP-17279512.FP.FTS.B , 16 .74% , 9/22/26 8,182 8,434
APP-17112272.FP.FTS.B , 14 .24% , 9/25/26 11,894 12,092
APP-16632934.FP.FTS.B , 14 .49% , 10/15/26 9,012 9,049
APP-11021919.FP.FTS.B , 17 .99% , 11/03/26 9,431 9,775
APP-11381442.FP.FTS.B , 20 .49% , 11/26/26 13,319 13,908
APP-11579549.FP.FTS.B , 13 .49% , 12/15/26 24,034 24,455
APP-11693245.FP.FTS.B , 18 .49% , 12/18/26 11,299 11,853
APP-11719573.FP.FTS.B , 19 .99% , 12/18/26 7,745 2,623
APP-11022370.FP.FTS.B , 16 .49% , 12/20/26 5,497 5,603
APP-11733566.FP.FTS.B , 19 .24% , 12/20/26 1,577 1,579
APP-11740523.FP.FTS.B , 10 .99% , 12/21/26 12,310 12,520
APP-11694985.FP.FTS.B , 12 .99% , 12/21/26 7,053 7,188
APP-11730592.FP.FTS.B , 17 .99% , 12/21/26 22,794 23,708
APP-11723942.FP.FTS.B , 19 .49% , 12/21/26 27,638 28,827
APP-11730543.FP.FTS.B , 19 .99% , 12/22/26 7,657 7,960
APP-11401848.FP.FTS.B , 15 .49% , 1/05/27 6,920 7,126
APP-12116526.FP.FTS.B , 18 .99% , 1/05/27 8,244 8,488
APP-11146646.FP.FTS.B , 12 .74% , 1/07/27 16,885 17,188
APP-11410185.FP.FTS.B , 22 .49% , 1/10/27 17,064 17,853
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-11413059.FP.FTS.B , 13 .74% , 1/11/27 $ 6,891 $ 7,021
APP-11946615.FP.FTS.B , 16 .49% , 1/11/27 11,889 12,123
APP-12139980.FP.FTS.B , 19 .99% , 1/15/27 1,232 1,237
APP-12032875.FP.FTS.B , 11 .24% , 1/16/27 13,052 13,283
APP-12073890.FP.FTS.B , 10 .99% , 1/20/27 11,356 11,543
APP-12132313.FP.FTS.B , 11 .24% , 1/21/27 6,735 6,847
APP-11798808.FP.FTS.B , 10 .99% , 1/22/27 10,349 10,525
APP-12172519.FP.FTS.B , 11 .24% , 1/22/27 7,777 7,909
APP-12154405.FP.FTS.B , 14 .49% , 1/22/27 7,985 8,158
APP-12169743.FP.FTS.B , 24 .24% , 1/22/27 17,585 18,476
APP-12186510.FP.FTS.B , 9 .74% , 1/23/27 . 21,192 21,556
APP-12107351.FP.FTS.B , 16 .49% , 1/23/27 12,093 12,580
APP-11595106.FP.FTS.B , 13 .49% , 1/26/27 7,344 7,492
APP-11579435.FP.FTS.B , 15 .49% , 1/28/27 10,215 10,606
APP-11595260.FP.FTS.B , 18 .99% , 1/30/27 3,819 3,885
APP-11705115.FP.FTS.B , 21 .49% , 2/01/27 29,553 30,717
APP-11694211.FP.FTS.B , 11 .99% , 2/04/27 26,945 27,527
APP-11724908.FP.FTS.B , 12 .74% , 2/04/27 20,896 21,258
APP-11709701.FP.FTS.B , 16 .49% , 2/04/27 8,134 8,297
APP-11725393.FP.FTS.B , 17 .99% , 2/04/27 28,518 29,475
APP-11694359.FP.FTS.B , 19 .99% , 2/04/27 2,675 2,689
APP-11660434.FP.FTS.B , 20 .49% , 2/04/27 17,291 18,070
APP-11694079.FP.FTS.B , 10 .99% , 2/05/27 11,419 11,608
APP-11722179.FP.FTS.B , 11 .99% , 2/05/27 14,846 15,098
APP-11740935.FP.FTS.B , 13 .99% , 2/05/27 28,420 8,394
APP-11608429.FP.FTS.B , 17 .49% , 2/05/27 24,664 4,561
APP-09759707.FP.FTS.B , 18 .99% , 2/05/27 4,371 4,529
APP-11742867.FP.FTS.B , 23 .24% , 2/05/27 12,144 12,705
APP-12337990.FP.FTS.B , 16 .49% , 2/07/27 4,544 4,623
APP-11738196.FP.FTS.B , 21 .99% , 2/15/27 6,666 6,938
APP-12173162.FP.FTS.B , 17 .49% , 2/21/27 9,141 9,445
APP-12029572.FP.FTS.B , 16 .99% , 2/24/27 11,431 2,341
APP-12105986.FP.FTS.B , 10 .99% , 2/28/27 18,980 19,322
APP-12159528.FP.FTS.B , 18 .99% , 2/28/27 9,276 1,924
APP-12050224.FP.FTS.B , 11 .74% , 3/01/27 22,953 23,312
APP-12168636.FP.FTS.B , 13 .24% , 3/01/27 11,071 11,260
APP-12107891.FP.FTS.B , 17 .99% , 3/01/27 198 195
APP-12208717.FP.FTS.B , 21 .74% , 3/01/27 14,589 15,166
APP-12158633.FP.FTS.B , 23 .24% , 3/02/27 12,342 12,845
APP-12005996.FP.FTS.B , 15 .49% , 3/03/27 5,151 5,245
APP-12214905.FP.FTS.B , 16 .49% , 3/05/27 6,319 6,439
APP-12164096.FP.FTS.B , 21 .49% , 3/05/27 8,822 5,375
APP-12050159.FP.FTS.B , 13 .24% , 3/07/27 19,212 19,576
APP-12125835.FP.FTS.B , 19 .99% , 3/07/27 2,689 2,694
APP-12140862.FP.FTS.B , 8 .99% , 3/08/27 . 13,857 14,127
APP-12105970.FP.FTS.B , 10 .99% , 3/08/27 12,168 12,376
APP-12155604.FP.FTS.B , 11 .24% , 3/08/27 8,551 8,699
APP-12097459.FP.FTS.B , 13 .24% , 3/08/27 13,924 14,189
APP-12106008.FP.FTS.B , 13 .49% , 3/08/27 8,801 8,971
APP-12050743.FP.FTS.B , 14 .99% , 3/08/27 958 956
APP-12432804.FP.FTS.B , 13 .24% , 3/09/27 20,130 20,482
APP-11508449.FP.FTS.B , 8 .49% , 3/10/27 . 16,144 16,401
APP-12216897.FP.FTS.B , 10 .99% , 3/10/27 21,407 21,750
APP-12203395.FP.FTS.B , 22 .49% , 3/10/27 7,036 4,255
APP-12199670.FP.FTS.B , 10 .99% , 3/11/27 16,874 17,122
APP-12459432.FP.FTS.B , 13 .24% , 3/11/27 14,717 2,855
APP-12459441.FP.FTS.B , 17 .49% , 3/11/27 9,785 10,089
APP-12210087.FP.FTS.B , 18 .74% , 3/11/27 29,662 30,733

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
71
Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-12071137.FP.FTS.B , 19 .99% , 3/11/27 $ 16,380 $ 17,025
APP-12460903.FP.FTS.B , 10 .99% , 3/15/27 21,471 21,840
APP-12467297.FP.FTS.B , 13 .24% , 3/15/27 17,298 17,639
APP-12420649.FP.FTS.B , 16 .74% , 3/15/27 27,266 2,809
APP-12379303.FP.FTS.B , 13 .24% , 3/16/27 4,999 5,027
APP-11948900.FP.FTS.B , 17 .74% , 3/18/27 22,994 23,700
APP-12418630.FP.FTS.B , 17 .99% , 3/18/27 12,088 12,566
APP-12433361.FP.FTS.B , 18 .49% , 3/18/27 11,043 11,551
APP-12461150.FP.FTS.B , 18 .49% , 3/18/27 10,614 11,106
APP-12421799.FP.FTS.B , 19 .74% , 3/18/27 13,945 14,334
APP-12463831.FP.FTS.B , 19 .99% , 3/18/27 5,996 6,223
APP-11397497.FP.FTS.B , 11 .99% , 3/19/27 13,003 13,251
APP-12357813.FP.FTS.B , 10 .99% , 3/20/27 17,253 17,571
APP-12422648.FP.FTS.B , 13 .24% , 3/20/27 12,833 13,098
APP-12380981.FP.FTS.B , 13 .74% , 3/20/27 5,817 5,922
APP-12230901.FP.FTS.B , 20 .24% , 3/20/27 30,039 31,321
APP-12424835.FP.FTS.B , 23 .99% , 3/20/27 20,333 21,399
APP-12459776.FP.FTS.B , 10 .99% , 3/21/27 18,226 18,565
APP-12287335.FP.FTS.B , 13 .24% , 3/21/27 12,109 12,364
APP-12176796.FP.FTS.B , 8 .99% , 3/22/27 . 14,773 15,024
APP-12345892.FP.FTS.B , 13 .49% , 3/22/27 8,185 8,339
APP-12345261.FP.FTS.B , 15 .49% , 3/22/27 13,990 14,489
APP-12270745.FP.FTS.B , 17 .74% , 3/23/27 22,508 23,494
APP-12429877.FP.FTS.B , 19 .74% , 3/23/27 18,647 19,415
APP-12468743.FP.FTS.B , 18 .24% , 3/24/27 7,932 8,035
APP-12408200.FP.FTS.B , 21 .74% , 3/24/27 3,738 3,763
APP-12468566.FP.FTS.B , 19 .74% , 3/25/27 20,305 21,084
APP-11872544.FP.FTS.B , 19 .99% , 3/25/27 8,220 8,633
APP-12175594.FP.FTS.B , 18 .99% , 4/01/27 8,683 8,936
APP-11741297.FP.FTS.B , 19 .24% , 4/05/27 13,443 13,960
APP-12408935.FP.FTS.B , 19 .99% , 4/17/27 3,264 3,297
APP-12033253.FP.FTS.B , 17 .99% , 4/24/27 8,835 9,247
APP-12133804.FP.FTS.B , 10 .99% , 4/30/27 12,976 13,197
APP-11709913.FP.FTS.B , 21 .49% , 4/30/27 34,164 35,580
APP-12287686.FP.FTS.B , 11 .24% , 5/20/27 13,784 14,061
APP-15016056.FP.FTS.B , 19 .24% , 6/06/27 8,086 8,086
APP-12172482.FP.FTS.B , 20 .49% , 6/06/27 20,124 20,830
APP-12443158.FP.FTS.B , 17 .49% , 6/22/27 8,205 8,502
APP-14953646.FP.FTS.B , 24 .24% , 7/06/27 32,510 3,257
APP-15007182.FP.FTS.B , 16 .99% , 7/11/27 7,295 7,440
APP-15105817.FP.FTS.B , 11 .74% , 7/15/27 13,329 13,552
APP-15110260.FP.FTS.B , 13 .99% , 7/15/27 19,819 20,180
APP-15113452.FP.FTS.B , 18 .49% , 7/15/27 8,332 8,576
APP-15103060.FP.FTS.B , 19 .99% , 7/15/27 10,335 10,661
APP-14544639.FP.FTS.B , 11 .99% , 7/21/27 9,149 9,317
APP-16662334.FP.FTS.B , 15 .24% , 7/26/27 16,594 16,906
APP-15066733.FP.FTS.B , 18 .99% , 7/26/27 9,280 9,701
APP-15116487.FP.FTS.B , 21 .49% , 7/28/27 11,523 12,067
APP-16465567.FP.FTS.B , 15 .49% , 7/30/27 9,630 9,825
APP-16645516.FP.FTS.B , 10 .99% , 7/31/27 12,509 12,739
APP-16640475.FP.FTS.B , 12 .74% , 8/02/27 11,492 11,664
APP-16637899.FP.FTS.B , 15 .49% , 8/02/27 12,485 12,687
APP-17319474.FP.FTS.B , 16 .49% , 8/07/27 32,973 33,421
APP-12159801.FP.FTS.B , 16 .99% , 8/15/27 17,290 11,701
APP-14523455.FP.FTS.B , 17 .24% , 8/15/27 28,665 3,166
APP-15119411.FP.FTS.B , 9 .74% , 8/28/27 . 14,600 14,890
APP-15106325.FP.FTS.B , 23 .24% , 8/28/27 5,387 5,458
APP-16679044.FP.FTS.B , 8 .99% , 9/01/27 . 8,393 8,533
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-16632155.FP.FTS.B , 11 .49% , 9/01/27 $ 11,120 $ 11,292
APP-16448250.FP.FTS.B , 13 .49% , 9/01/27 4,529 4,603
APP-16676570.FP.FTS.B , 15 .24% , 9/01/27 13,813 14,123
APP-16718578.FP.FTS.B , 15 .74% , 9/02/27 7,263 7,372
APP-16852920.FP.FTS.B , 10 .99% , 9/04/27 24,633 25,025
APP-16640455.FP.FTS.B , 10 .99% , 9/05/27 14,276 14,497
APP-16335596.FP.FTS.B , 10 .99% , 9/12/27 16,953 17,250
APP-15052242.FP.FTS.B , 11 .74% , 9/13/27 32,125 32,897
APP-16664397.FP.FTS.B , 12 .99% , 9/13/27 15,487 15,760
APP-17458875.FP.FTS.B , 16 .49% , 9/13/27 3,316 3,368
APP-16687847.FP.FTS.B , 9 .49% , 9/15/27 . 12,564 12,789
APP-17011228.FP.FTS.B , 14 .74% , 9/15/27 33,242 33,909
APP-17027051.FP.FTS.B , 14 .49% , 9/16/27 9,363 9,567
APP-16399010.FP.FTS.B , 15 .24% , 9/16/27 13,990 14,269
APP-17010091.FP.FTS.B , 15 .49% , 9/18/27 26,661 27,222
APP-16637461.FP.FTS.B , 18 .49% , 9/20/27 12,918 13,187
APP-17497296.FP.FTS.B , 17 .74% , 9/23/27 8,997 9,255
APP-17082038.FP.FTS.B , 12 .49% , 9/26/27 19,740 20,115
APP-17490395.FP.FTS.B , 15 .24% , 9/26/27 21,904 22,363
APP-17115062.FP.FTS.B , 17 .99% , 9/26/27 13,282 13,704
APP-17461708.FP.FTS.B , 12 .49% , 9/27/27 20,496 20,895
APP-17239533.FP.FTS.B , 13 .74% , 9/27/27 13,098 13,356
APP-17504832.FP.FTS.B , 13 .74% , 9/27/27 14,841 7,721
APP-17102136.FP.FTS.B , 14 .24% , 9/27/27 32,667 33,306
APP-16627732.FP.FTS.B , 12 .99% , 10/25/27 17,401 17,729
APP-16800634.FP.FTS.B , 15 .99% , 10/28/27 34,611 35,321
APP-16677695.FP.FTS.B , 12 .99% , 11/14/27 18,535 18,874
APP-15098807.FP.FTS.B , 26 .99% , 11/28/27 9,846 3,498
2,666,927
LendingClub Corp. - LCX
162318190.LC.FTS.B , 13 .08% , 12/13/24 .. 242 240
163479653.LC.FTS.B , 20 .55% , 12/30/24 .. 618 622
163615560.LC.FTS.B , 20 .55% , 12/30/24 .. 780 789
164050345.LC.FTS.B , 13 .08% , 12/31/24 .. 1,995 1,986
164586812.LC.FTS.B , 8 .19% , 1/27/25 ... 777 771
162966512.LC.FTS.B , 11 .02% , 2/12/25 ... 2,413 2,353
163292439.LC.FTS.B , 8 .19% , 2/23/25 ... 1,607 1,572
167466589.LC.FTS.B , 8 .19% , 2/27/25 ... 1,041 1,028
164067189.LC.FTS.B , 13 .08% , 2/28/25 ... 3,957 3,923
168296354.LC.FTS.B , 13 .08% , 5/13/25 ... 3,649 3,545
168006688.LC.FTS.B , 8 .19% , 11/21/25 ... 5,728 5,497
165032371.LC.FTS.B , Zero Cpn , 1/21/33 . 8,375 –
162030908.LC.FTS.B , 12 .4% , 11/19/34 ... 357 355
162266279.LC.FTS.B , 11 .02% , 11/22/34 .. 646 646
23,327
LendingClub Corp. - LCX PM
170431322.LC.FTS.B , 18 .24% , 9/14/25 ... 1,598 193
170055181.LC.FTS.B , 16 .08% , 9/16/25 ... 3,716 3,692
170786159.LC.FTS.B , 14 .02% , 9/25/25 ... 5,736 5,630
170812112.LC.FTS.B , 14 .02% , 9/29/25 ... 4,781 4,709
171032242.LC.FTS.B , 19 .12% , 10/02/25 .. 4,230 4,214
171264911.LC.FTS.B , 19 .12% , 10/14/25 .. 4,230 4,228
171461721.LC.FTS.B , 16 .08% , 10/20/25 .. 3,188 3,161
172156822.LC.FTS.B , 14 .02% , 11/24/25 .. 2,792 2,695
172665217.LC.FTS.B , 15 .4% , 12/04/25 ... 5,025 4,957
172752552.LC.FTS.B , 16 .08% , 12/10/25 .. 3,709 3,684

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
72
Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
173203429.LC.FTS.B , 15 .4% , 12/23/25 ... $ 10,951 $ 10,842
173295643.LC.FTS.B , 19 .12% , 12/28/25 .. 3,889 3,906
173301532.LC.FTS.B , 17 .3% , 1/06/26 ... 10,057 9,968
172611713.LC.FTS.B , 19 .12% , 1/14/26 ... 5,655 5,640
173303101.LC.FTS.B , 19 .95% , 1/15/26 ... 5,499 5,487
173821408.LC.FTS.B , 21 .49% , 1/19/26 ... 5,564 5,660
173896730.LC.FTS.B , 23 .99% , 1/19/26 ... 3,695 3,809
173933933.LC.FTS.B , 13 .49% , 1/20/26 ... 6,318 6,230
174045948.LC.FTS.B , 17 .44% , 1/22/26 ... 6,383 6,421
174087634.LC.FTS.B , 23 .99% , 1/22/26 ... 5,543 5,722
172757520.LC.FTS.B , 19 .12% , 1/24/26 ... 5,407 –
173956639.LC.FTS.B , 18 .19% , 1/25/26 ... 2,275 2,277
173841383.LC.FTS.B , 21 .49% , 1/25/26 ... 10,936 11,119
173813936.LC.FTS.B , 19 .74% , 2/01/26 ... 9,314 3,488
173496629.LC.FTS.B , 16 .08% , 2/14/26 ... 8,597 8,352
170941274.LC.FTS.B , 16 .08% , 4/20/26 ... 10,077 8,011
173580706.LC.FTS.B , 17 .3% , 7/15/26 ... 10,456 10,372
171023190.LC.FTS.B , 10 .81% , 10/06/33 .. 5,004 –
173826580.LC.FTS.B , 16 .99% , 7/24/34 ... 1,562 –
170877107.LC.FTS.B , 5% , 11/02/34 ..... 431 79
144,546
Prosper Funding LLC
1674119.PS.FTS.B , 11 .6% , 12/16/24 ..... 651 652
1687134.PS.FTS.B , 12 .6% , 12/16/24 .... 462 461
1687119.PS.FTS.B , 13 .5% , 12/16/24 .... 1,001 999
1680238.PS.FTS.B , 13 .81% , 12/16/24 ... 1,675 1,678
1680268.PS.FTS.B , 19 .6% , 12/16/24 .... 4,264 1,079
1676387.PS.FTS.B , 16 .2% , 12/21/24 .... 691 699
1689882.PS.FTS.B , 15 .29% , 12/22/24 ... 392 392
1689870.PS.FTS.B , 18 .09% , 12/22/24 ... 468 470
1686151.PS.FTS.B , 14 .6% , 12/29/24 .... 202 204
1675928.PS.FTS.B , 10 .97% , 1/05/25 .... 2,550 –
1697064.PS.FTS.B , 24 .4% , 1/06/25 ..... 309 308
1694614.PS.FTS.B , 11 .4% , 1/13/25 ..... 387 386
1694584.PS.FTS.B , 12 .2% , 1/13/25 ..... 1,953 1,949
1701780.PS.FTS.B , 12 .3% , 1/13/25 ..... 1,493 1,485
1701342.PS.FTS.B , 17 .7% , 1/13/25 ..... 2,611 2,622
1689359.PS.FTS.B , 12 .3% , 1/14/25 ..... 545 542
1695340.PS.FTS.B , 15 .7% , 1/14/25 ..... 1,020 1,020
1689368.PS.FTS.B , 16 .2% , 1/14/25 ..... 685 303
1695364.PS.FTS.B , 16 .8% , 1/14/25 ..... 589 587
1695355.PS.FTS.B , 18 .4% , 1/14/25 ..... 526 529
1695982.PS.FTS.B , 25 .4% , 1/14/25 ..... 902 904
1700809.PS.FTS.B , 22 .6% , 1/24/25 ..... 553 560
1696034.PS.FTS.B , 13 .5% , 1/25/25 ..... 140 140
1692221.PS.FTS.B , 23% , 1/25/25 ....... 740 747
1709424.PS.FTS.B , 23 .4% , 1/26/25 ..... 578 18
1696480.PS.FTS.B , 18 .8% , 1/27/25 ..... 536 537
1702809.PS.FTS.B , 14 .89% , 1/31/25 .... 3,415 3,403
1695688.PS.FTS.B , 13 .96% , 2/07/25 .... 1,582 509
1706807.PS.FTS.B , 17 .8% , 2/11/25 ..... 552 553
1715170.PS.FTS.B , 10 .8% , 2/15/25 ..... 382 380
1708031.PS.FTS.B , 12 .9% , 2/15/25 ..... 1,005 1,001
1708067.PS.FTS.B , 13% , 2/15/25 ....... 1,306 1,301
1715173.PS.FTS.B , 16 .6% , 2/15/25 ..... 419 417
1708478.PS.FTS.B , 24 .34% , 2/15/25 .... 1,221 193
1716088.PS.FTS.B , 17 .8% , 2/16/25 ..... 691 694
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1721421.PS.FTS.B , 16 .3% , 2/20/25 ..... $ 2,631 $ 2,632
1709597.PS.FTS.B , 18 .5% , 2/20/25 ..... 850 851
1708070.PS.FTS.B , 14 .2% , 2/21/25 ..... 1,286 1,285
1708871.PS.FTS.B , 14 .49% , 2/22/25 .... 1,346 1,340
1684772.PS.FTS.B , 24 .4% , 2/22/25 ..... 890 891
1712954.PS.FTS.B , 12 .4% , 2/26/25 ..... 522 520
1708484.PS.FTS.B , 22 .6% , 2/28/25 ..... 781 785
1723593.PS.FTS.B , 22 .6% , 2/28/25 ..... 2,209 2,220
1730775.PS.FTS.B , 16 .3% , 3/03/25 ..... 427 425
1603033.PS.FTS.B , 24 .6% , 5/07/25 ..... 1,731 1,365
1673705.PS.FTS.B , 16% , 6/16/25 ....... 3,050 2,676
1683121.PS.FTS.B , 16 .8% , 6/22/25 ..... 4,710 3,660
1683602.PS.FTS.B , 23 .4% , 7/05/25 ..... 544 544
1683241.PS.FTS.B , 22 .6% , 9/22/25 ..... 892 626
1681405.PS.FTS.B , 16 .9% , 10/12/25 .... 7,600 1,075
1704390.PS.FTS.B , 17 .8% , 10/19/25 .... 632 561
1638183.PS.FTS.B , 17 .71% , 10/26/25 ... 3,510 3,488
1692336.PS.FTS.B , 21 .8% , 11/28/25 .... 4,115 4,095
1716226.PS.FTS.B , 13 .9% , 12/14/25 .... 4,714 329
1690361.PS.FTS.B , 18 .5% , 12/18/25 .... 1,559 1,133
1709591.PS.FTS.B , 22 .6% , 1/16/26 ..... 52 –
1592846.PS.FTS.B , 15 .9% , 7/23/26 ..... 3,545 3,529
1599440.PS.FTS.B , 26 .4% , 8/05/26 ..... 1,064 1,099
1600460.PS.FTS.B , 15 .2% , 8/06/26 ..... 6,850 6,771
1603750.PS.FTS.B , 15 .9% , 8/06/26 ..... 3,687 3,644
1600466.PS.FTS.B , 18 .73% , 8/06/26 .... 7,165 7,079
1603759.PS.FTS.B , 20 .59% , 8/06/26 .... 4,887 4,936
1604551.PS.FTS.B , 13 .74% , 8/09/26 .... 9,124 9,010
1611384.PS.FTS.B , 13 .88% , 8/09/26 .... 4,488 4,426
1611387.PS.FTS.B , 19 .33% , 8/09/26 .... 4,331 4,382
1611390.PS.FTS.B , 22 .8% , 8/09/26 ..... 839 861
1611810.PS.FTS.B , 13% , 8/10/26 ....... 1,109 1,094
1606042.PS.FTS.B , 14 .74% , 8/10/26 .... 7,738 4,170
1611807.PS.FTS.B , 19 .33% , 8/10/26 .... 7,239 7,329
1612149.PS.FTS.B , 20 .7% , 8/10/26 ..... 2,936 2,971
1612140.PS.FTS.B , 23 .74% , 8/10/26 .... 3,297 3,335
1606183.PS.FTS.B , 12 .6% , 8/11/26 ..... 6,618 6,530
1603532.PS.FTS.B , 20 .5% , 8/12/26 ..... 5,177 5,247
1612131.PS.FTS.B , 19 .48% , 8/15/26 .... 3,633 3,677
1611322.PS.FTS.B , 12 .5% , 8/19/26 ..... 15,420 15,244
1618149.PS.FTS.B , 13 .7% , 8/19/26 ..... 4,925 4,868
1611805.PS.FTS.B , 16 .18% , 8/20/26 .... 13,644 13,550
1602449.PS.FTS.B , 25% , 8/21/26 ....... 1,042 1,078
1615738.PS.FTS.B , 13 .3% , 8/27/26 ..... 1,781 1,764
1612100.PS.FTS.B , 16 .3% , 8/27/26 ..... 5,351 251
1604576.PS.FTS.B , 18 .3% , 8/28/26 ..... 4,821 4,889
1615636.PS.FTS.B , 12 .5% , 8/30/26 ..... 7,431 7,324
1612853.PS.FTS.B , 13% , 8/30/26 ....... 18,454 18,520
1611798.PS.FTS.B , 25 .74% , 9/01/26 .... 5,583 5,774
1622321.PS.FTS.B , 19 .23% , 9/17/26 .... 1,495 1,518
1634619.PS.FTS.B , 19% , 9/21/26 ....... 4,968 5,066
1625300.PS.FTS.B , 11 .79% , 9/23/26 .... 3,176 3,144
1625246.PS.FTS.B , 12 .5% , 9/23/26 ..... 4,351 4,300
1626860.PS.FTS.B , 15% , 9/27/26 ....... 3,075 3,058
1631647.PS.FTS.B , 12 .7% , 9/28/26 ..... 6,743 6,681
1638105.PS.FTS.B , 13 .4% , 9/28/26 ..... 3,012 2,985
1628072.PS.FTS.B , 14 .53% , 9/28/26 .... 9,451 9,347
1627559.PS.FTS.B , 14 .89% , 9/28/26 .... 8,029 8,006

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
73
Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1639041.PS.FTS.B , 11 .7% , 9/29/26 ..... $ 7,062 $ 6,999
1624628.PS.FTS.B , 12 .9% , 9/30/26 ..... 13,655 –
1629628.PS.FTS.B , 14 .31% , 10/02/26 ... 6,074 3,349
1648282.PS.FTS.B , 14% , 10/26/26 ...... 7,273 7,221
1648288.PS.FTS.B , 14 .96% , 10/26/26 ... 6,133 6,089
1645223.PS.FTS.B , 10 .5% , 10/27/26 .... 4,173 4,121
1645646.PS.FTS.B , 10 .8% , 10/27/26 .... 6,982 6,896
1648582.PS.FTS.B , 10 .9% , 10/27/26 .... 5,005 1,123
1648588.PS.FTS.B , 14 .39% , 10/27/26 ... 7,309 7,258
1648621.PS.FTS.B , 15 .29% , 10/27/26 ... 14,831 14,722
1646309.PS.FTS.B , 9 .62% , 10/28/26 .... 7,115 7,030
1649809.PS.FTS.B , 11 .1% , 10/28/26 .... 3,510 3,453
1646066.PS.FTS.B , 16 .18% , 10/28/26 ... 7,489 7,438
1646072.PS.FTS.B , 28 .23% , 10/28/26 ... 6,779 7,092
1647161.PS.FTS.B , 10 .5% , 10/29/26 .... 3,367 3,327
1657278.PS.FTS.B , 10 .5% , 10/29/26 .... 3,802 3,763
1646819.PS.FTS.B , 11 .2% , 10/29/26 .... 1,941 1,918
1650901.PS.FTS.B , 11 .2% , 10/29/26 .... 7,546 7,456
1650847.PS.FTS.B , 13 .93% , 10/29/26 ... 4,015 3,966
1489833.PS.FTS.B , 16 .99% , 10/30/26 ... 4,446 4,484
1656183.PS.FTS.B , 14 .38% , 10/31/26 ... 3,795 3,742
1649791.PS.FTS.B , 15 .1% , 10/31/26 .... 12,745 12,643
1655343.PS.FTS.B , 16 .65% , 10/31/26 ... 6,870 7,018
1648990.PS.FTS.B , 18 .33% , 10/31/26 ... 9,020 9,199
1649806.PS.FTS.B , 12 .33% , 11/01/26 .... 9,128 1,825
1648793.PS.FTS.B , 26 .43% , 11/02/26 .... 5,754 5,932
1650023.PS.FTS.B , 14 .79% , 11/04/26 .... 5,574 5,512
1654723.PS.FTS.B , 18 .6% , 11/05/26 .... 3,987 4,016
1651754.PS.FTS.B , 10 .5% , 11/08/26 .... 9,614 9,460
1658080.PS.FTS.B , 14 .63% , 11/08/26 .... 7,586 7,493
1652300.PS.FTS.B , 21 .18% , 11/08/26 .... 7,721 7,804
1666449.PS.FTS.B , 14 .6% , 11/09/26 .... 5,814 5,744
1658839.PS.FTS.B , 14 .68% , 11/09/26 .... 7,591 7,468
1658842.PS.FTS.B , 17% , 11/09/26 ...... 6,540 6,609
1659079.PS.FTS.B , 19% , 11/09/26 ...... 3,192 3,232
1654735.PS.FTS.B , 18 .25% , 11/10/26 .... 13,276 13,389
1660333.PS.FTS.B , 21 .18% , 11/10/26 .... 2,165 2,192
1667997.PS.FTS.B , 11 .79% , 11/12/26 .... 4,397 4,330
1667757.PS.FTS.B , 18 .25% , 11/12/26 .... 6,857 6,954
1661914.PS.FTS.B , 13 .5% , 11/15/26 .... 12,473 12,350
1661875.PS.FTS.B , 18 .33% , 11/15/26 .... 7,919 8,044
1661797.PS.FTS.B , 21% , 11/15/26 ...... 1,125 1,166
1658339.PS.FTS.B , 16% , 11/17/26 ...... 3,855 3,921
1650968.PS.FTS.B , 16 .33% , 11/19/26 .... 9,362 9,216
1664327.PS.FTS.B , 13 .5% , 11/30/26 .... 2,130 2,146
1687146.PS.FTS.B , 11 .43% , 12/16/26 .... 6,044 5,940
1687128.PS.FTS.B , 12 .3% , 12/16/26 .... 5,090 5,002
1680286.PS.FTS.B , 12 .5% , 12/16/26 .... 5,934 –
1687125.PS.FTS.B , 13 .4% , 12/16/26 .... 5,158 5,067
1680241.PS.FTS.B , 14 .38% , 12/16/26 ... 13,044 12,814
1674101.PS.FTS.B , 14 .53% , 12/16/26 ... 9,268 9,117
1680301.PS.FTS.B , 18 .5% , 12/16/26 .... 2,733 2,768
1653086.PS.FTS.B , 18 .2% , 12/18/26 .... 7,052 7,107
1675265.PS.FTS.B , 10 .5% , 12/20/26 .... 11,453 11,265
1688964.PS.FTS.B , 13 .93% , 12/21/26 ... 7,785 7,656
1689036.PS.FTS.B , 14 .6% , 12/21/26 .... 10,477 10,357
1689054.PS.FTS.B , 14 .89% , 12/21/26 ... 7,629 7,552
1676534.PS.FTS.B , 15 .29% , 12/21/26 ... 7,488 7,402
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1676819.PS.FTS.B , 14 .68% , 12/22/26 ... $ 16,753 $ 16,480
1677269.PS.FTS.B , 25 .9% , 12/22/26 .... 3,594 3,741
1690638.PS.FTS.B , 11 .1% , 12/23/26 .... 4,766 4,691
1680116.PS.FTS.B , 14% , 12/29/26 ...... 14,485 14,354
1688076.PS.FTS.B , 16 .4% , 12/31/26 .... 7,550 7,465
1690116.PS.FTS.B , 23 .11% , 12/31/26 .... 8,949 9,325
1686735.PS.FTS.B , 25 .27% , 12/31/26 ... 9,576 5,791
1694608.PS.FTS.B , 10 .62% , 1/13/27 .... 4,892 4,804
1694572.PS.FTS.B , 11 .6% , 1/13/27 ..... 11,369 11,166
1695022.PS.FTS.B , 11 .7% , 1/13/27 ..... 8,695 1,715
1688996.PS.FTS.B , 11 .79% , 1/13/27 .... 12,805 12,576
1694605.PS.FTS.B , 15 .2% , 1/13/27 ..... 1,141 1,125
1701375.PS.FTS.B , 21 .69% , 1/13/27 .... 5,788 6,003
1694593.PS.FTS.B , 23 .4% , 1/13/27 ..... 6,226 –
1701396.PS.FTS.B , 27 .4% , 1/13/27 ..... 3,512 –
1702152.PS.FTS.B , 12 .87% , 1/14/27 .... 3,180 3,119
1695343.PS.FTS.B , 12 .9% , 1/14/27 ..... 2,859 2,875
1702137.PS.FTS.B , 16 .2% , 1/14/27 ..... 3,571 3,523
1702161.PS.FTS.B , 18 .13% , 1/14/27 .... 2,243 2,213
1689329.PS.FTS.B , 18 .4% , 1/14/27 ..... 5,512 5,585
1688534.PS.FTS.B , 12 .9% , 1/16/27 ..... 13,261 13,004
1704984.PS.FTS.B , 10 .29% , 1/19/27 .... 6,675 6,566
1692188.PS.FTS.B , 11 .2% , 1/19/27 ..... 12,890 12,677
1689365.PS.FTS.B , 15 .8% , 1/19/27 ..... 10,963 10,795
1704129.PS.FTS.B , 21 .18% , 1/19/27 .... 6,627 –
1692593.PS.FTS.B , 10 .5% , 1/20/27 ..... 10,295 10,129
1698709.PS.FTS.B , 15 .2% , 1/20/27 ..... 8,150 8,058
1674146.PS.FTS.B , 18 .78% , 1/20/27 .... 5,851 5,910
1692281.PS.FTS.B , 16 .5% , 1/24/27 ..... 20,031 16,786
1701387.PS.FTS.B , 11 .1% , 1/27/27 ..... 4,282 4,203
1695031.PS.FTS.B , 15 .5% , 1/27/27 ..... 5,514 5,428
1708451.PS.FTS.B , 10 .26% , 2/15/27 .... 3,570 3,512
1721439.PS.FTS.B , 12% , 2/15/27 ....... 1,622 1,592
1708901.PS.FTS.B , 18 .33% , 2/15/27 .... 11,566 11,719
1720974.PS.FTS.B , 18 .4% , 2/15/27 ..... 11,333 11,454
1708466.PS.FTS.B , 18 .6% , 2/15/27 ..... 3,769 3,819
1721007.PS.FTS.B , 22% , 2/15/27 ....... 8,890 1,291
1709507.PS.FTS.B , 13 .5% , 2/16/27 ..... 4,396 4,339
1709498.PS.FTS.B , 25 .9% , 2/16/27 ..... 6,217 6,459
1722801.PS.FTS.B , 23 .31% , 2/17/27 .... 2,955 3,129
1611804.PS.FTS.B , 18% , 2/22/27 ....... 15,039 15,138
1719415.PS.FTS.B , 10 .8% , 2/23/27 ..... 6,345 6,241
1715149.PS.FTS.B , 12 .62% , 2/27/27 .... 13,686 13,418
1722171.PS.FTS.B , 18 .78% , 2/28/27 .... 4,543 4,589
1739157.PS.FTS.B , 11 .5% , 3/18/27 ..... 22,240 21,774
1749006.PS.FTS.B , 19 .53% , 3/31/27 .... 6,816 6,917
1749429.PS.FTS.B , 25 .9% , 4/01/27 ..... 3,942 4,118
1626833.PS.FTS.B , 14 .7% , 7/25/27 ..... 8,523 3,807
1654196.PS.FTS.B , 11 .6% , 9/03/27 ..... 14,126 13,707
1650307.PS.FTS.B , 10 .08% , 9/29/27 .... 7,454 3,957
1708907.PS.FTS.B , 18 .13% , 11/20/27 .... 10,710 4,737
1682455.PS.FTS.B , 11 .43% , 11/21/27 .... 20,917 9,501
1611363.PS.FTS.B , 18 .24% , 8/09/34 .... 1,894 1,438
1630396.PS.FTS.B , 16 .43% , 9/27/34 .... 2,485 –
1648597.PS.FTS.B , 15 .5% , 10/27/34 .... 20 –
1646303.PS.FTS.B , 11 .89% , 10/28/34 .... 30 31
1649524.PS.FTS.B , 14 .39% , 10/28/34 ... 114 114
1649797.PS.FTS.B , 17 .05% , 10/28/34 ... 22 23

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
74
Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1650016.PS.FTS.B , 13 .5% , 10/29/34 .... $ 672 $ –
1648730.PS.FTS.B , 17% , 11/02/34 ...... 418 418
1661403.PS.FTS.B , 14 .11% , 11/05/34 .... 840 840
1653476.PS.FTS.B , 10 .8% , 11/09/34 .... 147 147
1652624.PS.FTS.B , 12 .3% , 11/09/34 .... 131 131
1653332.PS.FTS.B , 12 .79% , 11/09/34 .... 660 661
1659052.PS.FTS.B , 15 .29% , 11/09/34 .... 136 137
1659220.PS.FTS.B , 16 .6% , 11/09/34 .... 1,568 277
1659274.PS.FTS.B , 19 .5% , 11/09/34 .... 503 505
1654961.PS.FTS.B , 11 .88% , 11/12/34 .... 489 490
1654004.PS.FTS.B , 15 .29% , 11/16/34 .... 178 178
1503354.PS.FTS.B , 20 .74% , 11/24/34 .... 752 783
1660819.PS.FTS.B , 17% , 11/26/34 ...... 171 173
988,508
Upgrade, Inc.
24606347.UG.FTS.B , 30 .17% , 12/03/24 .. 6,882 7,277
24618663.UG.FTS.B , 29 .69% , 12/21/24 .. 4,541 387
25595802.UG.FTS.B , 28 .99% , 1/22/25 ... 8,610 9,124
24508053.UG.FTS.B , 22 .34% , 11/20/27 .. 89 89
23712149.UG.FTS.B , 29 .69% , 11/06/29 .. 659 660
24468287.UG.FTS.B , 29 .69% , 11/26/29 .. 17,864 18,686
36,223
Upgrade, Inc. - Card
991487037.UG.FTS.B , 14 .98% , 1/13/25 .. 173 173
991499314.UG.FTS.B , 16 .99% , 1/14/25 .. 40 40
991692788.UG.FTS.B , 29 .49% , 1/15/25 .. 1 1
991729446.UG.FTS.B , 19 .99% , 1/16/25 .. 2 2
991649368.UG.FTS.B , 29 .46% , 1/17/25 .. 6 6
991713284.UG.FTS.B , 15 .97% , 1/18/25 .. 6 6
991543349.UG.FTS.B , 19 .99% , 1/18/25 .. 129 131
991596625.UG.FTS.B , 19 .99% , 1/18/25 .. 15 15
991541397.UG.FTS.B , 27 .95% , 1/18/25 .. 47 25
991536394.UG.FTS.B , 28 .98% , 1/18/25 .. 4,143 292
991541730.UG.FTS.B , 28 .98% , 1/18/25 .. 16 16
991547864.UG.FTS.B , 28 .98% , 1/18/25 .. 84 85
991586801.UG.FTS.B , 28 .98% , 1/18/25 .. 63 –
991643598.UG.FTS.B , 28 .98% , 1/18/25 .. 28 11
991662279.UG.FTS.B , 28 .98% , 1/18/25 .. 11 11
991766780.UG.FTS.B , 29 .45% , 1/18/25 .. 19 19
991535459.UG.FTS.B , 29 .49% , 1/18/25 .. 30 30
991536072.UG.FTS.B , 29 .49% , 1/18/25 .. 49 50
991536876.UG.FTS.B , 29 .49% , 1/18/25 .. 33 34
991536929.UG.FTS.B , 29 .49% , 1/18/25 .. 43 43
991537021.UG.FTS.B , 29 .49% , 1/18/25 .. 1 1
991540546.UG.FTS.B , 29 .49% , 1/18/25 .. 11 11
991544799.UG.FTS.B , 29 .49% , 1/18/25 .. 30 30
991563278.UG.FTS.B , 29 .49% , 1/18/25 .. 21 21
991678184.UG.FTS.B , 29 .49% , 1/18/25 .. 2 2
991714196.UG.FTS.B , 29 .49% , 1/18/25 .. 1 1
991736128.UG.FTS.B , 29 .49% , 1/18/25 .. 4 4
991755790.UG.FTS.B , 29 .49% , 1/18/25 .. 3 3
991713909.UG.FTS.B , 18 .97% , 1/19/25 .. 31 32
991617879.UG.FTS.B , 19 .99% , 1/19/25 .. 148 151
991640553.UG.FTS.B , 19 .99% , 1/19/25 .. 9 9
991650417.UG.FTS.B , 19 .99% , 1/19/25 .. 30 31
991690575.UG.FTS.B , 25 .95% , 1/19/25 .. 178 12
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991779529.UG.FTS.B , 27 .99% , 1/19/25 .. $ 42 $ 42
991544331.UG.FTS.B , 28 .98% , 1/19/25 .. 76 77
991580652.UG.FTS.B , 28 .98% , 1/19/25 .. 7 7
991655297.UG.FTS.B , 28 .98% , 1/19/25 .. 1 1
991680250.UG.FTS.B , 28 .98% , 1/19/25 .. 47 47
991734745.UG.FTS.B , 28 .98% , 1/19/25 .. 51 51
991746200.UG.FTS.B , 28 .98% , 1/19/25 .. 65 66
991746728.UG.FTS.B , 28 .98% , 1/19/25 .. 13 13
991748030.UG.FTS.B , 28 .98% , 1/19/25 .. 19 20
991783620.UG.FTS.B , 28 .98% , 1/19/25 .. 47 48
991616379.UG.FTS.B , 29 .45% , 1/19/25 .. 17 17
991547157.UG.FTS.B , 29 .46% , 1/19/25 .. 37 37
991550875.UG.FTS.B , 29 .47% , 1/19/25 .. 244 249
991767247.UG.FTS.B , 29 .47% , 1/19/25 .. 145 10
991551878.UG.FTS.B , 29 .48% , 1/19/25 .. 23 23
991542015.UG.FTS.B , 29 .49% , 1/19/25 .. 44 45
991547832.UG.FTS.B , 29 .49% , 1/19/25 .. 27 27
991556769.UG.FTS.B , 29 .49% , 1/19/25 .. 18 19
991559196.UG.FTS.B , 29 .49% , 1/19/25 .. 1,289 92
991567620.UG.FTS.B , 29 .49% , 1/19/25 .. 33 33
991589395.UG.FTS.B , 29 .49% , 1/19/25 .. 129 9
991719174.UG.FTS.B , 29 .49% , 1/19/25 .. 95 96
991769796.UG.FTS.B , 29 .49% , 1/19/25 .. 14 15
991771466.UG.FTS.B , 29 .49% , 1/19/25 .. 21 21
991773161.UG.FTS.B , 29 .49% , 1/19/25 .. 79 80
991782580.UG.FTS.B , 29 .49% , 1/19/25 .. 14 15
991558664.UG.FTS.B , 19 .99% , 1/20/25 .. 48 49
991560098.UG.FTS.B , 19 .99% , 1/20/25 .. 24 24
991563863.UG.FTS.B , 19 .99% , 1/20/25 .. 40 40
991567021.UG.FTS.B , 19 .99% , 1/20/25 .. 54 55
991575551.UG.FTS.B , 19 .99% , 1/20/25 .. 126 128
991579154.UG.FTS.B , 19 .99% , 1/20/25 .. 19 20
991580969.UG.FTS.B , 19 .99% , 1/20/25 .. 142 144
991591112.UG.FTS.B , 19 .99% , 1/20/25 .. 38 38
991613122.UG.FTS.B , 19 .99% , 1/20/25 .. 84 6
991615000.UG.FTS.B , 19 .99% , 1/20/25 .. 55 56
991635746.UG.FTS.B , 19 .99% , 1/20/25 .. 34 34
991642370.UG.FTS.B , 19 .99% , 1/20/25 .. 36 36
991650312.UG.FTS.B , 19 .99% , 1/20/25 .. 33 34
991666023.UG.FTS.B , 19 .99% , 1/20/25 .. 40 41
991699684.UG.FTS.B , 19 .99% , 1/20/25 .. 17 17
991693406.UG.FTS.B , 27 .95% , 1/20/25 .. 148 150
991682363.UG.FTS.B , 27 .99% , 1/20/25 .. 480 5
991547593.UG.FTS.B , 28 .98% , 1/20/25 .. 43 43
991552893.UG.FTS.B , 28 .98% , 1/20/25 .. 21 21
991553649.UG.FTS.B , 28 .98% , 1/20/25 .. 183 186
991558522.UG.FTS.B , 28 .98% , 1/20/25 .. 3 3
991559055.UG.FTS.B , 28 .98% , 1/20/25 .. 706 715
991559725.UG.FTS.B , 28 .98% , 1/20/25 .. 103 105
991561334.UG.FTS.B , 28 .98% , 1/20/25 .. 144 –
991562380.UG.FTS.B , 28 .98% , 1/20/25 .. 30 30
991564330.UG.FTS.B , 28 .98% , 1/20/25 .. 18 18
991568936.UG.FTS.B , 28 .98% , 1/20/25 .. 42 43
991571433.UG.FTS.B , 28 .98% , 1/20/25 .. 22 23
991575019.UG.FTS.B , 28 .98% , 1/20/25 .. 68 69
991579033.UG.FTS.B , 28 .98% , 1/20/25 .. 7 7
991580751.UG.FTS.B , 28 .98% , 1/20/25 .. 47 48
991581464.UG.FTS.B , 28 .98% , 1/20/25 .. 23 23

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
75
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991584117.UG.FTS.B , 28 .98% , 1/20/25 .. $ 61 $ 62
991590552.UG.FTS.B , 28 .98% , 1/20/25 .. 50 51
991594115.UG.FTS.B , 28 .98% , 1/20/25 .. 88 89
991602891.UG.FTS.B , 28 .98% , 1/20/25 .. 15 15
991603854.UG.FTS.B , 28 .98% , 1/20/25 .. 41 42
991604665.UG.FTS.B , 28 .98% , 1/20/25 .. 28 28
991606337.UG.FTS.B , 28 .98% , 1/20/25 .. 8 8
991609515.UG.FTS.B , 28 .98% , 1/20/25 .. 60 61
991613998.UG.FTS.B , 28 .98% , 1/20/25 .. 72 74
991616232.UG.FTS.B , 28 .98% , 1/20/25 .. 18 18
991617883.UG.FTS.B , 28 .98% , 1/20/25 .. 177 180
991628122.UG.FTS.B , 28 .98% , 1/20/25 .. 14 15
991634258.UG.FTS.B , 28 .98% , 1/20/25 .. 19 19
991643294.UG.FTS.B , 28 .98% , 1/20/25 .. 21 21
991645700.UG.FTS.B , 28 .98% , 1/20/25 .. 150 152
991655177.UG.FTS.B , 28 .98% , 1/20/25 .. 24 24
991661646.UG.FTS.B , 28 .98% , 1/20/25 .. 52 53
991665002.UG.FTS.B , 28 .98% , 1/20/25 .. 152 154
991668194.UG.FTS.B , 28 .98% , 1/20/25 .. 61 61
991672473.UG.FTS.B , 28 .98% , 1/20/25 .. 38 38
991688152.UG.FTS.B , 28 .98% , 1/20/25 .. 20 20
991688819.UG.FTS.B , 28 .98% , 1/20/25 .. 43 43
991727362.UG.FTS.B , 28 .98% , 1/20/25 .. 22 23
991773470.UG.FTS.B , 28 .98% , 1/20/25 .. 10 10
991773912.UG.FTS.B , 28 .98% , 1/20/25 .. 25 25
991775579.UG.FTS.B , 28 .98% , 1/20/25 .. 24 24
991544892.UG.FTS.B , 29 .45% , 1/20/25 .. 109 111
991546469.UG.FTS.B , 29 .45% , 1/20/25 .. 43 44
991590390.UG.FTS.B , 29 .45% , 1/20/25 .. 37 3
991749201.UG.FTS.B , 29 .45% , 1/20/25 .. 95 96
991546140.UG.FTS.B , 29 .46% , 1/20/25 .. 88 90
991554451.UG.FTS.B , 29 .46% , 1/20/25 .. 174 16
991556833.UG.FTS.B , 29 .46% , 1/20/25 .. 42 42
991572725.UG.FTS.B , 29 .46% , 1/20/25 .. 23 23
991607542.UG.FTS.B , 29 .46% , 1/20/25 .. 80 81
991638849.UG.FTS.B , 29 .46% , 1/20/25 .. 25 26
991666110.UG.FTS.B , 29 .46% , 1/20/25 .. 5 5
991559050.UG.FTS.B , 29 .47% , 1/20/25 .. 349 24
991584440.UG.FTS.B , 29 .47% , 1/20/25 .. 28 28
991658968.UG.FTS.B , 29 .47% , 1/20/25 .. 10 10
991546168.UG.FTS.B , 29 .48% , 1/20/25 .. 30 30
991555928.UG.FTS.B , 29 .48% , 1/20/25 .. 43 45
991674255.UG.FTS.B , 29 .48% , 1/20/25 .. 142 144
991544749.UG.FTS.B , 29 .49% , 1/20/25 .. 172 29
991546174.UG.FTS.B , 29 .49% , 1/20/25 .. 165 167
991546669.UG.FTS.B , 29 .49% , 1/20/25 .. 14 14
991547049.UG.FTS.B , 29 .49% , 1/20/25 .. 19 19
991547440.UG.FTS.B , 29 .49% , 1/20/25 .. 16 16
991549454.UG.FTS.B , 29 .49% , 1/20/25 .. 85 87
991555165.UG.FTS.B , 29 .49% , 1/20/25 .. 27 27
991556819.UG.FTS.B , 29 .49% , 1/20/25 .. 21 22
991557327.UG.FTS.B , 29 .49% , 1/20/25 .. 121 124
991559863.UG.FTS.B , 29 .49% , 1/20/25 .. 43 43
991561412.UG.FTS.B , 29 .49% , 1/20/25 .. 143 145
991565868.UG.FTS.B , 29 .49% , 1/20/25 .. 63 63
991570228.UG.FTS.B , 29 .49% , 1/20/25 .. 21 22
991571176.UG.FTS.B , 29 .49% , 1/20/25 .. 17 17
991576324.UG.FTS.B , 29 .49% , 1/20/25 .. 239 242
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991578455.UG.FTS.B , 29 .49% , 1/20/25 .. $ 59 $ 60
991578944.UG.FTS.B , 29 .49% , 1/20/25 .. 23 23
991582174.UG.FTS.B , 29 .49% , 1/20/25 .. 13 13
991582980.UG.FTS.B , 29 .49% , 1/20/25 .. 7 7
991583340.UG.FTS.B , 29 .49% , 1/20/25 .. 17 17
991583430.UG.FTS.B , 29 .49% , 1/20/25 .. 47 48
991584191.UG.FTS.B , 29 .49% , 1/20/25 .. 133 135
991587677.UG.FTS.B , 29 .49% , 1/20/25 .. 575 601
991588325.UG.FTS.B , 29 .49% , 1/20/25 .. 22 23
991591834.UG.FTS.B , 29 .49% , 1/20/25 .. 26 26
991592214.UG.FTS.B , 29 .49% , 1/20/25 .. 24 24
991598790.UG.FTS.B , 29 .49% , 1/20/25 .. 33 33
991605866.UG.FTS.B , 29 .49% , 1/20/25 .. 49 50
991614076.UG.FTS.B , 29 .49% , 1/20/25 .. 142 144
991616553.UG.FTS.B , 29 .49% , 1/20/25 .. 2 2
991617793.UG.FTS.B , 29 .49% , 1/20/25 .. 20 21
991621352.UG.FTS.B , 29 .49% , 1/20/25 .. 36 37
991633281.UG.FTS.B , 29 .49% , 1/20/25 .. 7 7
991650076.UG.FTS.B , 29 .49% , 1/20/25 .. 1 1
991655092.UG.FTS.B , 29 .49% , 1/20/25 .. 13 13
991655877.UG.FTS.B , 29 .49% , 1/20/25 .. 16 16
991657357.UG.FTS.B , 29 .49% , 1/20/25 .. 230 235
991666604.UG.FTS.B , 29 .49% , 1/20/25 .. 121 123
991670103.UG.FTS.B , 29 .49% , 1/20/25 .. 111 113
991672222.UG.FTS.B , 29 .49% , 1/20/25 .. 51 52
991679088.UG.FTS.B , 29 .49% , 1/20/25 .. 33 33
991704174.UG.FTS.B , 29 .49% , 1/20/25 .. 15 15
991704331.UG.FTS.B , 29 .49% , 1/20/25 .. 13 13
991709703.UG.FTS.B , 29 .49% , 1/20/25 .. 10 10
991726589.UG.FTS.B , 29 .49% , 1/20/25 .. 11 11
991733097.UG.FTS.B , 29 .49% , 1/20/25 .. 15 15
991736419.UG.FTS.B , 29 .49% , 1/20/25 .. 13 13
991737012.UG.FTS.B , 29 .49% , 1/20/25 .. 29 29
991745338.UG.FTS.B , 29 .49% , 1/20/25 .. 26 5
991749746.UG.FTS.B , 29 .49% , 1/20/25 .. 121 122
991753458.UG.FTS.B , 29 .49% , 1/20/25 .. 23 24
991766938.UG.FTS.B , 29 .49% , 1/20/25 .. 29 29
991771215.UG.FTS.B , 29 .49% , 1/20/25 .. 25 26
991771844.UG.FTS.B , 29 .49% , 1/20/25 .. 15 16
991772908.UG.FTS.B , 29 .49% , 1/20/25 .. 156 22
991783396.UG.FTS.B , 29 .49% , 1/20/25 .. 60 61
991791018.UG.FTS.B , 29 .49% , 1/20/25 .. 1 1
991636992.UG.FTS.B , 16 .99% , 1/21/25 .. 3 3
991793260.UG.FTS.B , 17 .99% , 1/21/25 .. 2,374 10
991764938.UG.FTS.B , 18 .97% , 1/21/25 .. 29 29
991749978.UG.FTS.B , 19 .8% , 1/21/25 ... 36 36
991716662.UG.FTS.B , 19 .99% , 1/21/25 .. 45 45
991813869.UG.FTS.B , 19 .99% , 1/21/25 .. 3 3
991762170.UG.FTS.B , 20 .46% , 1/21/25 .. 88 89
991748280.UG.FTS.B , 21 .98% , 1/21/25 .. 9 9
991741785.UG.FTS.B , 27 .99% , 1/21/25 .. 27 28
991642567.UG.FTS.B , 28 .98% , 1/21/25 .. 51 52
991662823.UG.FTS.B , 28 .98% , 1/21/25 .. 40 40
991665576.UG.FTS.B , 28 .98% , 1/21/25 .. 78 79
991673929.UG.FTS.B , 28 .98% , 1/21/25 .. 3 3
991675079.UG.FTS.B , 28 .98% , 1/21/25 .. 107 109
991681791.UG.FTS.B , 28 .98% , 1/21/25 .. 111 113
991682680.UG.FTS.B , 28 .98% , 1/21/25 .. 41 42

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
76
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991694207.UG.FTS.B , 28 .98% , 1/21/25 .. $ 1 $ 1
991698062.UG.FTS.B , 28 .98% , 1/21/25 .. 24 24
991701470.UG.FTS.B , 28 .98% , 1/21/25 .. 34 34
991705300.UG.FTS.B , 28 .98% , 1/21/25 .. 99 100
991706808.UG.FTS.B , 28 .98% , 1/21/25 .. 74 75
991708246.UG.FTS.B , 28 .98% , 1/21/25 .. 21 21
991733515.UG.FTS.B , 28 .98% , 1/21/25 .. 30 3
991740862.UG.FTS.B , 28 .98% , 1/21/25 .. 30 30
991761552.UG.FTS.B , 28 .98% , 1/21/25 .. 19 20
991761801.UG.FTS.B , 28 .98% , 1/21/25 .. 25 26
991665122.UG.FTS.B , 29 .49% , 1/21/25 .. 277 24
991666036.UG.FTS.B , 29 .49% , 1/21/25 .. 143 146
991669205.UG.FTS.B , 29 .49% , 1/21/25 .. 24 25
991690832.UG.FTS.B , 29 .49% , 1/21/25 .. 17 17
991691912.UG.FTS.B , 29 .49% , 1/21/25 .. 62 64
991694190.UG.FTS.B , 29 .49% , 1/21/25 .. 32 33
991717859.UG.FTS.B , 29 .49% , 1/21/25 .. 34 35
991717914.UG.FTS.B , 29 .49% , 1/21/25 .. 64 65
991741010.UG.FTS.B , 29 .49% , 1/21/25 .. 23 23
991758421.UG.FTS.B , 29 .49% , 1/21/25 .. 22 22
991773655.UG.FTS.B , 29 .49% , 1/21/25 .. 36 37
991718275.UG.FTS.B , 14 .98% , 1/22/25 .. 203 205
991737948.UG.FTS.B , 14 .98% , 1/22/25 .. 63 63
991790203.UG.FTS.B , 14 .98% , 1/22/25 .. 19 19
991756518.UG.FTS.B , 15% , 1/22/25 ..... 24 24
991754215.UG.FTS.B , 15 .97% , 1/22/25 .. 4 4
991775455.UG.FTS.B , 16 .99% , 1/22/25 .. 145 146
991698551.UG.FTS.B , 17 .99% , 1/22/25 .. 68 69
991718040.UG.FTS.B , 18 .97% , 1/22/25 .. 66 67
991789966.UG.FTS.B , 19 .8% , 1/22/25 ... 22 23
991643928.UG.FTS.B , 19 .97% , 1/22/25 .. 15 16
991639253.UG.FTS.B , 19 .99% , 1/22/25 .. 1 1
991788027.UG.FTS.B , 19 .99% , 1/22/25 .. 82 7
991695092.UG.FTS.B , 21 .46% , 1/22/25 .. 9 9
991672498.UG.FTS.B , 23 .95% , 1/22/25 .. 9 9
991632809.UG.FTS.B , 28 .98% , 1/22/25 .. 16 16
991655233.UG.FTS.B , 28 .98% , 1/22/25 .. 32 32
991657460.UG.FTS.B , 28 .98% , 1/22/25 .. 52 52
991694072.UG.FTS.B , 28 .98% , 1/22/25 .. 100 102
991722351.UG.FTS.B , 28 .98% , 1/22/25 .. 118 120
991646259.UG.FTS.B , 29 .49% , 1/22/25 .. 75 76
991688247.UG.FTS.B , 29 .49% , 1/22/25 .. 18 18
991746532.UG.FTS.B , 29 .49% , 1/22/25 .. 174 177
991751645.UG.FTS.B , 29 .49% , 1/22/25 .. 12 12
991758788.UG.FTS.B , 29 .49% , 1/22/25 .. 39 40
991765455.UG.FTS.B , 29 .49% , 1/22/25 .. 37 37
991779420.UG.FTS.B , 29 .49% , 1/22/25 .. 30 30
991792431.UG.FTS.B , 29 .49% , 1/22/25 .. 96 97
991802876.UG.FTS.B , 29 .49% , 1/22/25 .. 60 61
991636779.UG.FTS.B , 14 .98% , 1/23/25 .. 16 16
991673294.UG.FTS.B , 14 .98% , 1/23/25 .. 817 822
991810697.UG.FTS.B , 14 .98% , 1/23/25 .. 148 150
991720270.UG.FTS.B , 16 .99% , 1/23/25 .. 51 51
991713762.UG.FTS.B , 18 .21% , 1/23/25 .. 10 10
991652563.UG.FTS.B , 18 .97% , 1/23/25 .. 183 185
991654901.UG.FTS.B , 18 .97% , 1/23/25 .. 1,070 1,083
991655628.UG.FTS.B , 19 .21% , 1/23/25 .. 42 43
991700455.UG.FTS.B , 19 .21% , 1/23/25 .. 43 43
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991632705.UG.FTS.B , 19 .99% , 1/23/25 .. $ 237 $ –
991655150.UG.FTS.B , 19 .99% , 1/23/25 .. 117 8
991684874.UG.FTS.B , 19 .99% , 1/23/25 .. 1 1
991665786.UG.FTS.B , 20 .46% , 1/23/25 .. 30 30
991701667.UG.FTS.B , 20 .46% , 1/23/25 .. 19 20
991722899.UG.FTS.B , 20 .46% , 1/23/25 .. 31 31
991700214.UG.FTS.B , 21 .46% , 1/23/25 .. 33 34
991710233.UG.FTS.B , 21 .46% , 1/23/25 .. 66 67
991641726.UG.FTS.B , 21 .98% , 1/23/25 .. 54 54
991636074.UG.FTS.B , 28 .98% , 1/23/25 .. 82 6
991644719.UG.FTS.B , 28 .98% , 1/23/25 .. 111 113
991665490.UG.FTS.B , 28 .98% , 1/23/25 .. 60 61
991667605.UG.FTS.B , 28 .98% , 1/23/25 .. 81 82
991671791.UG.FTS.B , 28 .98% , 1/23/25 .. 2 2
991675411.UG.FTS.B , 28 .98% , 1/23/25 .. 48 49
991693333.UG.FTS.B , 28 .98% , 1/23/25 .. 34 34
991759756.UG.FTS.B , 28 .98% , 1/23/25 .. 8 8
991774877.UG.FTS.B , 28 .98% , 1/23/25 .. 23 23
991635514.UG.FTS.B , 29 .49% , 1/23/25 .. 327 331
991640354.UG.FTS.B , 29 .49% , 1/23/25 .. 19 19
991648051.UG.FTS.B , 29 .49% , 1/23/25 .. 54 55
991651099.UG.FTS.B , 29 .49% , 1/23/25 .. 21 22
991655169.UG.FTS.B , 29 .49% , 1/23/25 .. 24 25
991662010.UG.FTS.B , 29 .49% , 1/23/25 .. 11 11
991669828.UG.FTS.B , 29 .49% , 1/23/25 .. 37 38
991670618.UG.FTS.B , 29 .49% , 1/23/25 .. 25 26
991688858.UG.FTS.B , 29 .49% , 1/23/25 .. 22 22
991694241.UG.FTS.B , 29 .49% , 1/23/25 .. 15 15
991710464.UG.FTS.B , 29 .49% , 1/23/25 .. 17 17
991711068.UG.FTS.B , 29 .49% , 1/23/25 .. 1 1
991740952.UG.FTS.B , 29 .49% , 1/23/25 .. 20 21
991763398.UG.FTS.B , 29 .49% , 1/23/25 .. 13 13
991764778.UG.FTS.B , 29 .49% , 1/23/25 .. 17 18
991781870.UG.FTS.B , 29 .49% , 1/23/25 .. 14 14
991792329.UG.FTS.B , 29 .49% , 1/23/25 .. 43 44
991798958.UG.FTS.B , 29 .49% , 1/23/25 .. 25 25
991648853.UG.FTS.B , 15% , 1/24/25 ..... 479 484
991800979.UG.FTS.B , 15 .97% , 1/24/25 .. 716 723
991746840.UG.FTS.B , 17 .99% , 1/24/25 .. 197 199
991699954.UG.FTS.B , 18 .97% , 1/24/25 .. 15 15
991642292.UG.FTS.B , 19 .99% , 1/24/25 .. 22 22
991653352.UG.FTS.B , 19 .99% , 1/24/25 .. 11 11
991670504.UG.FTS.B , 19 .99% , 1/24/25 .. 8 8
991742004.UG.FTS.B , 19 .99% , 1/24/25 .. 3 3
991805637.UG.FTS.B , 19 .99% , 1/24/25 .. 35 35
991722377.UG.FTS.B , 20 .46% , 1/24/25 .. 326 330
991631506.UG.FTS.B , 21 .46% , 1/24/25 .. 49 50
991706518.UG.FTS.B , 24 .95% , 1/24/25 .. 138 141
991575802.UG.FTS.B , 28 .98% , 1/24/25 .. 102 103
991577230.UG.FTS.B , 28 .98% , 1/24/25 .. 54 –
991577662.UG.FTS.B , 28 .98% , 1/24/25 .. 28 28
991578656.UG.FTS.B , 28 .98% , 1/24/25 .. 29 29
991605311.UG.FTS.B , 28 .98% , 1/24/25 .. 9 9
991659856.UG.FTS.B , 28 .98% , 1/24/25 .. 15 16
991667154.UG.FTS.B , 28 .98% , 1/24/25 .. 54 54
991670648.UG.FTS.B , 28 .98% , 1/24/25 .. 13 13
991685641.UG.FTS.B , 28 .98% , 1/24/25 .. 30 30
991689399.UG.FTS.B , 28 .98% , 1/24/25 .. 19 20

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
77
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991713017.UG.FTS.B , 28 .98% , 1/24/25 .. $ 24 $ 24
991722576.UG.FTS.B , 28 .98% , 1/24/25 .. 6 7
991725390.UG.FTS.B , 28 .98% , 1/24/25 .. 1 1
991725698.UG.FTS.B , 28 .98% , 1/24/25 .. 37 38
991780591.UG.FTS.B , 28 .98% , 1/24/25 .. 26 26
991783742.UG.FTS.B , 28 .98% , 1/24/25 .. 85 86
991785319.UG.FTS.B , 28 .98% , 1/24/25 .. 77 78
991789793.UG.FTS.B , 28 .98% , 1/24/25 .. 152 155
991789906.UG.FTS.B , 28 .98% , 1/24/25 .. 33 34
991791199.UG.FTS.B , 28 .98% , 1/24/25 .. 24 25
991598092.UG.FTS.B , 29 .49% , 1/24/25 .. 20 20
991598173.UG.FTS.B , 29 .49% , 1/24/25 .. 39 39
991604802.UG.FTS.B , 29 .49% , 1/24/25 .. 4 4
991637080.UG.FTS.B , 29 .49% , 1/24/25 .. 16 17
991650579.UG.FTS.B , 29 .49% , 1/24/25 .. 25 25
991658664.UG.FTS.B , 29 .49% , 1/24/25 .. 23 23
991660665.UG.FTS.B , 29 .49% , 1/24/25 .. 51 52
991678623.UG.FTS.B , 29 .49% , 1/24/25 .. 6 6
991679445.UG.FTS.B , 29 .49% , 1/24/25 .. 19 19
991684181.UG.FTS.B , 29 .49% , 1/24/25 .. 97 99
991700205.UG.FTS.B , 29 .49% , 1/24/25 .. 50 51
991714607.UG.FTS.B , 29 .49% , 1/24/25 .. 31 32
991714762.UG.FTS.B , 29 .49% , 1/24/25 .. 15 16
991717964.UG.FTS.B , 29 .49% , 1/24/25 .. 22 –
991736234.UG.FTS.B , 29 .49% , 1/24/25 .. 41 41
991799040.UG.FTS.B , 29 .49% , 1/24/25 .. 23 24
991722200.UG.FTS.B , 14 .98% , 1/25/25 .. 41 41
991685938.UG.FTS.B , 15 .97% , 1/25/25 .. 15 16
991719427.UG.FTS.B , 15 .97% , 1/25/25 .. 89 2
991749481.UG.FTS.B , 18 .97% , 1/25/25 .. 81 81
991667139.UG.FTS.B , 19 .21% , 1/25/25 .. 52 53
991690379.UG.FTS.B , 19 .21% , 1/25/25 .. 35 36
991811906.UG.FTS.B , 19 .46% , 1/25/25 .. 18 18
991598409.UG.FTS.B , 19 .99% , 1/25/25 .. 18 18
991647962.UG.FTS.B , 19 .99% , 1/25/25 .. 38 39
991671306.UG.FTS.B , 19 .99% , 1/25/25 .. 13 13
991751611.UG.FTS.B , 19 .99% , 1/25/25 .. 23 24
991754276.UG.FTS.B , 19 .99% , 1/25/25 .. 31 31
991810011.UG.FTS.B , 19 .99% , 1/25/25 .. 141 21
991701511.UG.FTS.B , 20 .46% , 1/25/25 .. 25 25
991735068.UG.FTS.B , 20 .97% , 1/25/25 .. 53 53
991659246.UG.FTS.B , 21 .46% , 1/25/25 .. 15 15
991781998.UG.FTS.B , 21 .98% , 1/25/25 .. 10 10
991643275.UG.FTS.B , 22 .97% , 1/25/25 .. 45 45
991629093.UG.FTS.B , 28 .98% , 1/25/25 .. 15 15
991632477.UG.FTS.B , 28 .98% , 1/25/25 .. 2 2
991645264.UG.FTS.B , 28 .98% , 1/25/25 .. 18 18
991666507.UG.FTS.B , 28 .98% , 1/25/25 .. 25 26
991684431.UG.FTS.B , 28 .98% , 1/25/25 .. 49 50
991700250.UG.FTS.B , 28 .98% , 1/25/25 .. 40 41
991708850.UG.FTS.B , 28 .98% , 1/25/25 .. 12 12
991717265.UG.FTS.B , 28 .98% , 1/25/25 .. 4 4
991782809.UG.FTS.B , 28 .98% , 1/25/25 .. 16 16
991801847.UG.FTS.B , 28 .98% , 1/25/25 .. 19 19
991813711.UG.FTS.B , 28 .98% , 1/25/25 .. 75 76
991816486.UG.FTS.B , 28 .98% , 1/25/25 .. 51 52
991586667.UG.FTS.B , 29 .49% , 1/25/25 .. 79 7
991588873.UG.FTS.B , 29 .49% , 1/25/25 .. 54 55
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991592156.UG.FTS.B , 29 .49% , 1/25/25 .. $ 10 $ 10
991595877.UG.FTS.B , 29 .49% , 1/25/25 .. 7 7
991598369.UG.FTS.B , 29 .49% , 1/25/25 .. 23 24
991611906.UG.FTS.B , 29 .49% , 1/25/25 .. 43 44
991625116.UG.FTS.B , 29 .49% , 1/25/25 .. 147 150
991642788.UG.FTS.B , 29 .49% , 1/25/25 .. 21 22
991645432.UG.FTS.B , 29 .49% , 1/25/25 .. 24 2
991670995.UG.FTS.B , 29 .49% , 1/25/25 .. 32 5
991686520.UG.FTS.B , 29 .49% , 1/25/25 .. 68 69
991727305.UG.FTS.B , 29 .49% , 1/25/25 .. 121 124
991734934.UG.FTS.B , 29 .49% , 1/25/25 .. 25 26
991742823.UG.FTS.B , 29 .49% , 1/25/25 .. 36 37
991758553.UG.FTS.B , 29 .49% , 1/25/25 .. 26 26
991781861.UG.FTS.B , 29 .49% , 1/25/25 .. 89 90
991789248.UG.FTS.B , 29 .49% , 1/25/25 .. 30 31
991789795.UG.FTS.B , 29 .49% , 1/25/25 .. 62 63
991803714.UG.FTS.B , 29 .49% , 1/25/25 .. 5 5
991819908.UG.FTS.B , 29 .49% , 1/25/25 .. 52 54
991705574.UG.FTS.B , 14 .98% , 1/26/25 .. 73 73
991588990.UG.FTS.B , 16 .99% , 1/26/25 .. 230 232
991693301.UG.FTS.B , 19 .8% , 1/26/25 ... 22 22
991815429.UG.FTS.B , 19 .99% , 1/26/25 .. 154 157
991722451.UG.FTS.B , 20 .46% , 1/26/25 .. 102 103
991691649.UG.FTS.B , 20 .97% , 1/26/25 .. 78 79
991689234.UG.FTS.B , 21 .46% , 1/26/25 .. 23 23
991644445.UG.FTS.B , 27 .99% , 1/26/25 .. 16 16
991665705.UG.FTS.B , 27 .99% , 1/26/25 .. 19 19
991593526.UG.FTS.B , 28 .98% , 1/26/25 .. 15 16
991594391.UG.FTS.B , 28 .98% , 1/26/25 .. 31 31
991604950.UG.FTS.B , 28 .98% , 1/26/25 .. 18 18
991629035.UG.FTS.B , 28 .98% , 1/26/25 .. 30 30
991634636.UG.FTS.B , 28 .98% , 1/26/25 .. 60 61
991641894.UG.FTS.B , 28 .98% , 1/26/25 .. 19 20
991653899.UG.FTS.B , 28 .98% , 1/26/25 .. 16 16
991664416.UG.FTS.B , 28 .98% , 1/26/25 .. 47 48
991678461.UG.FTS.B , 28 .98% , 1/26/25 .. 17 17
991698131.UG.FTS.B , 28 .98% , 1/26/25 .. 49 50
991703821.UG.FTS.B , 28 .98% , 1/26/25 .. 29 30
991743995.UG.FTS.B , 28 .98% , 1/26/25 .. 73 –
991804080.UG.FTS.B , 28 .98% , 1/26/25 .. 7 7
991818761.UG.FTS.B , 28 .98% , 1/26/25 .. 18 18
991826236.UG.FTS.B , 28 .98% , 1/26/25 .. 98 100
991712881.UG.FTS.B , 29 .46% , 1/26/25 .. 87 89
991606181.UG.FTS.B , 29 .49% , 1/26/25 .. 61 12
991612147.UG.FTS.B , 29 .49% , 1/26/25 .. 16 16
991616526.UG.FTS.B , 29 .49% , 1/26/25 .. 63 2
991637756.UG.FTS.B , 29 .49% , 1/26/25 .. 237 242
991638709.UG.FTS.B , 29 .49% , 1/26/25 .. 26 26
991640808.UG.FTS.B , 29 .49% , 1/26/25 .. 1 1
991641553.UG.FTS.B , 29 .49% , 1/26/25 .. 22 23
991664371.UG.FTS.B , 29 .49% , 1/26/25 .. 23 23
991668328.UG.FTS.B , 29 .49% , 1/26/25 .. 29 30
991673737.UG.FTS.B , 29 .49% , 1/26/25 .. 433 440
991674552.UG.FTS.B , 29 .49% , 1/26/25 .. 33 34
991682957.UG.FTS.B , 29 .49% , 1/26/25 .. 208 213
991686882.UG.FTS.B , 29 .49% , 1/26/25 .. 37 38
991688387.UG.FTS.B , 29 .49% , 1/26/25 .. 412 29
991695946.UG.FTS.B , 29 .49% , 1/26/25 .. 73 74

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
78
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991698577.UG.FTS.B , 29 .49% , 1/26/25 .. $ 52 $ 53
991727832.UG.FTS.B , 29 .49% , 1/26/25 .. 39 39
991779497.UG.FTS.B , 29 .49% , 1/26/25 .. 37 37
991820442.UG.FTS.B , 29 .49% , 1/26/25 .. 26 26
991827132.UG.FTS.B , 29 .49% , 1/26/25 .. 18 18
991835985.UG.FTS.B , 29 .49% , 1/26/25 .. 191 195
991681455.UG.FTS.B , 15% , 1/27/25 ..... 66 67
991653768.UG.FTS.B , 16 .99% , 1/27/25 .. 22 22
991603461.UG.FTS.B , 19 .99% , 1/27/25 .. 90 92
991604987.UG.FTS.B , 19 .99% , 1/27/25 .. 36 37
991606626.UG.FTS.B , 19 .99% , 1/27/25 .. 55 56
991610646.UG.FTS.B , 19 .99% , 1/27/25 .. 37 6
991613609.UG.FTS.B , 19 .99% , 1/27/25 .. 12 12
991665857.UG.FTS.B , 19 .99% , 1/27/25 .. 23 23
991598032.UG.FTS.B , 27 .99% , 1/27/25 .. 28 29
991593724.UG.FTS.B , 28 .98% , 1/27/25 .. 16 16
991594933.UG.FTS.B , 28 .98% , 1/27/25 .. 22 23
991598602.UG.FTS.B , 28 .98% , 1/27/25 .. 25 25
991602821.UG.FTS.B , 28 .98% , 1/27/25 .. 194 197
991602932.UG.FTS.B , 28 .98% , 1/27/25 .. 34 –
991603572.UG.FTS.B , 28 .98% , 1/27/25 .. 147 150
991604001.UG.FTS.B , 28 .98% , 1/27/25 .. 79 5
991608665.UG.FTS.B , 28 .98% , 1/27/25 .. 78 80
991613097.UG.FTS.B , 28 .98% , 1/27/25 .. 25 26
991615892.UG.FTS.B , 28 .98% , 1/27/25 .. 89 91
991623357.UG.FTS.B , 28 .98% , 1/27/25 .. 45 46
991632093.UG.FTS.B , 28 .98% , 1/27/25 .. 49 50
991632344.UG.FTS.B , 28 .98% , 1/27/25 .. 16 16
991634644.UG.FTS.B , 28 .98% , 1/27/25 .. 12 12
991635049.UG.FTS.B , 28 .98% , 1/27/25 .. 59 60
991636408.UG.FTS.B , 28 .98% , 1/27/25 .. 48 49
991643120.UG.FTS.B , 28 .98% , 1/27/25 .. 65 66
991645234.UG.FTS.B , 28 .98% , 1/27/25 .. 20 20
991645498.UG.FTS.B , 28 .98% , 1/27/25 .. 57 58
991654856.UG.FTS.B , 28 .98% , 1/27/25 .. 72 74
991657182.UG.FTS.B , 28 .98% , 1/27/25 .. 242 247
991659335.UG.FTS.B , 28 .98% , 1/27/25 .. 53 54
991663420.UG.FTS.B , 28 .98% , 1/27/25 .. 275 281
991664621.UG.FTS.B , 28 .98% , 1/27/25 .. 26 27
991666634.UG.FTS.B , 28 .98% , 1/27/25 .. 20 21
991670133.UG.FTS.B , 28 .98% , 1/27/25 .. 28 29
991679811.UG.FTS.B , 28 .98% , 1/27/25 .. 7 7
991684799.UG.FTS.B , 28 .98% , 1/27/25 .. 27 12
991684873.UG.FTS.B , 28 .98% , 1/27/25 .. 12 12
991693530.UG.FTS.B , 28 .98% , 1/27/25 .. 23 23
991699112.UG.FTS.B , 28 .98% , 1/27/25 .. 12 12
991747891.UG.FTS.B , 28 .98% , 1/27/25 .. 18 18
991772279.UG.FTS.B , 28 .98% , 1/27/25 .. 182 187
991785235.UG.FTS.B , 28 .98% , 1/27/25 .. 143 10
991811211.UG.FTS.B , 28 .98% , 1/27/25 .. 35 36
991598580.UG.FTS.B , 29 .49% , 1/27/25 .. 20 20
991600440.UG.FTS.B , 29 .49% , 1/27/25 .. 8 8
991600674.UG.FTS.B , 29 .49% , 1/27/25 .. 31 1
991608526.UG.FTS.B , 29 .49% , 1/27/25 .. 44 45
991609655.UG.FTS.B , 29 .49% , 1/27/25 .. 18 18
991611049.UG.FTS.B , 29 .49% , 1/27/25 .. 34 34
991611862.UG.FTS.B , 29 .49% , 1/27/25 .. 24 24
991616915.UG.FTS.B , 29 .49% , 1/27/25 .. 28 28
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991627621.UG.FTS.B , 29 .49% , 1/27/25 .. $ 14 $ 14
991636506.UG.FTS.B , 29 .49% , 1/27/25 .. 114 116
991637168.UG.FTS.B , 29 .49% , 1/27/25 .. 19 19
991668359.UG.FTS.B , 29 .49% , 1/27/25 .. 102 19
991672322.UG.FTS.B , 29 .49% , 1/27/25 .. 25 25
991683132.UG.FTS.B , 29 .49% , 1/27/25 .. 216 222
991689965.UG.FTS.B , 29 .49% , 1/27/25 .. 39 40
991691306.UG.FTS.B , 29 .49% , 1/27/25 .. 25 25
991698507.UG.FTS.B , 29 .49% , 1/27/25 .. 29 30
991703342.UG.FTS.B , 29 .49% , 1/27/25 .. 11 11
991709075.UG.FTS.B , 29 .49% , 1/27/25 .. 22 5
991718575.UG.FTS.B , 29 .49% , 1/27/25 .. 21 22
991720299.UG.FTS.B , 29 .49% , 1/27/25 .. 155 159
991732661.UG.FTS.B , 29 .49% , 1/27/25 .. 11 12
991737584.UG.FTS.B , 29 .49% , 1/27/25 .. 15 16
991752239.UG.FTS.B , 29 .49% , 1/27/25 .. 57 58
991759684.UG.FTS.B , 29 .49% , 1/27/25 .. 148 151
991784000.UG.FTS.B , 29 .49% , 1/27/25 .. 28 28
991812381.UG.FTS.B , 29 .49% , 1/27/25 .. 1 1
991606397.UG.FTS.B , 15 .97% , 1/28/25 .. 64 65
991800530.UG.FTS.B , 15 .97% , 1/28/25 .. 120 20
991617374.UG.FTS.B , 16 .99% , 1/28/25 .. 363 368
991762445.UG.FTS.B , 16 .99% , 1/28/25 .. 2 2
991854471.UG.FTS.B , 16 .99% , 1/28/25 .. 878 887
991720766.UG.FTS.B , 17 .99% , 1/28/25 .. 105 106
991727531.UG.FTS.B , 17 .99% , 1/28/25 .. 19 20
991864236.UG.FTS.B , 14 .98% , 1/29/25 .. 1,003 1,014
991716164.UG.FTS.B , 15 .97% , 1/29/25 .. 54 54
991748418.UG.FTS.B , 16 .99% , 1/29/25 .. 79 79
991842042.UG.FTS.B , 17 .99% , 1/29/25 .. 495 35
991667796.UG.FTS.B , 19 .21% , 1/29/25 .. 36 36
991748200.UG.FTS.B , 14 .98% , 1/30/25 .. 18 19
991627597.UG.FTS.B , 18 .97% , 1/30/25 .. 41 42
991620571.UG.FTS.B , 22 .97% , 1/30/25 .. 70 71
991685973.UG.FTS.B , 14 .98% , 1/31/25 .. 263 42
991718191.UG.FTS.B , 14 .98% , 1/31/25 .. 65 66
991726744.UG.FTS.B , 14 .98% , 1/31/25 .. 34 34
991853717.UG.FTS.B , 15% , 1/31/25 ..... 284 26
991638888.UG.FTS.B , 15 .97% , 1/31/25 .. 13 14
991809317.UG.FTS.B , 15 .97% , 1/31/25 .. 33 33
991815664.UG.FTS.B , 15 .97% , 1/31/25 .. 87 88
991638718.UG.FTS.B , 16 .99% , 1/31/25 .. 35 36
991662857.UG.FTS.B , 16 .99% , 1/31/25 .. 33 33
991704534.UG.FTS.B , 16 .99% , 1/31/25 .. 188 35
991757606.UG.FTS.B , 16 .99% , 1/31/25 .. 34 34
991675482.UG.FTS.B , 17 .97% , 1/31/25 .. 60 60
991642242.UG.FTS.B , 17 .99% , 1/31/25 .. 21 22
991682270.UG.FTS.B , 17 .99% , 1/31/25 .. 30 30
991709244.UG.FTS.B , 17 .99% , 1/31/25 .. 16 16
991712841.UG.FTS.B , 17 .99% , 1/31/25 .. 55 56
991754758.UG.FTS.B , 17 .99% , 1/31/25 .. 125 127
991772768.UG.FTS.B , 17 .99% , 1/31/25 .. 13 13
991639577.UG.FTS.B , 19 .21% , 1/31/25 .. 28 29
991663410.UG.FTS.B , 19 .8% , 1/31/25 ... 426 430
991648537.UG.FTS.B , 20 .97% , 1/31/25 .. 30 31
991661887.UG.FTS.B , 20 .97% , 1/31/25 .. 34 35
991693835.UG.FTS.B , 21 .46% , 1/31/25 .. 162 25
991883831.UG.FTS.B , 14% , 2/01/25 ..... 1 1

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
79
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991693291.UG.FTS.B , 14% , 2/02/25 ..... $ 28 $ 28
991771266.UG.FTS.B , 14% , 2/02/25 ..... 29 29
991834440.UG.FTS.B , 14% , 2/02/25 ..... 36 36
991658184.UG.FTS.B , 15% , 2/02/25 ..... 648 653
991760625.UG.FTS.B , 15 .97% , 2/02/25 .. 47 47
991650925.UG.FTS.B , 16 .99% , 2/02/25 .. 34 34
991781369.UG.FTS.B , 16 .99% , 2/02/25 .. 133 134
991868233.UG.FTS.B , 16 .99% , 2/02/25 .. 531 534
991689544.UG.FTS.B , 17 .97% , 2/02/25 .. 19 19
991731323.UG.FTS.B , 17 .99% , 2/02/25 .. 47 47
991880297.UG.FTS.B , 17 .99% , 2/02/25 .. 63 63
991878726.UG.FTS.B , 14 .98% , 2/03/25 .. 83 83
991907914.UG.FTS.B , 17 .99% , 2/03/25 .. 27 27
991689885.UG.FTS.B , 19 .99% , 2/03/25 .. 101 101
991714434.UG.FTS.B , 19 .99% , 2/03/25 .. 50 51
991688155.UG.FTS.B , 28 .98% , 2/03/25 .. 25 25
991699673.UG.FTS.B , 28 .98% , 2/03/25 .. 40 41
991700745.UG.FTS.B , 28 .98% , 2/03/25 .. 709 716
991713626.UG.FTS.B , 28 .98% , 2/03/25 .. 39 40
991777700.UG.FTS.B , 28 .98% , 2/03/25 .. 131 132
991882827.UG.FTS.B , 28 .98% , 2/03/25 .. 37 37
991910619.UG.FTS.B , 28 .98% , 2/03/25 .. 81 82
991916599.UG.FTS.B , 28 .98% , 2/03/25 .. 19 19
991722488.UG.FTS.B , 29 .49% , 2/03/25 .. 31 32
991747483.UG.FTS.B , 29 .49% , 2/03/25 .. 62 62
991756506.UG.FTS.B , 29 .49% , 2/03/25 .. 29 30
991770245.UG.FTS.B , 29 .49% , 2/03/25 .. 88 90
991917239.UG.FTS.B , 29 .49% , 2/03/25 .. 50 50
991871765.UG.FTS.B , 14 .98% , 2/04/25 .. 47 47
991700340.UG.FTS.B , 16 .99% , 2/04/25 .. 30 30
991741062.UG.FTS.B , 16 .99% , 2/04/25 .. 36 37
991809198.UG.FTS.B , 16 .99% , 2/04/25 .. 193 14
991752793.UG.FTS.B , 18 .97% , 2/04/25 .. 108 1
991729245.UG.FTS.B , 19 .8% , 2/04/25 ... 20 20
991696574.UG.FTS.B , 28 .98% , 2/04/25 .. 27 28
991700907.UG.FTS.B , 28 .98% , 2/04/25 .. 37 37
991714934.UG.FTS.B , 28 .98% , 2/04/25 .. 30 30
991786787.UG.FTS.B , 28 .98% , 2/04/25 .. 32 32
991824710.UG.FTS.B , 28 .98% , 2/04/25 .. 75 75
991900572.UG.FTS.B , 28 .98% , 2/04/25 .. 42 3
991911859.UG.FTS.B , 28 .98% , 2/04/25 .. 19 19
991926669.UG.FTS.B , 28 .98% , 2/04/25 .. 9 9
991686783.UG.FTS.B , 29 .49% , 2/04/25 .. 15 7
991687371.UG.FTS.B , 29 .49% , 2/04/25 .. 25 25
991693725.UG.FTS.B , 29 .49% , 2/04/25 .. 57 58
991694653.UG.FTS.B , 29 .49% , 2/04/25 .. 106 108
991707526.UG.FTS.B , 29 .49% , 2/04/25 .. 6 6
991717208.UG.FTS.B , 29 .49% , 2/04/25 .. 48 48
991737055.UG.FTS.B , 29 .49% , 2/04/25 .. 191 27
991758842.UG.FTS.B , 29 .49% , 2/04/25 .. 83 84
991763796.UG.FTS.B , 29 .49% , 2/04/25 .. 20 20
991807327.UG.FTS.B , 29 .49% , 2/04/25 .. 22 22
991867247.UG.FTS.B , 29 .49% , 2/04/25 .. 13 12
991879607.UG.FTS.B , 29 .49% , 2/04/25 .. 41 41
991861184.UG.FTS.B , 19 .21% , 2/05/25 .. 34 34
991682958.UG.FTS.B , 19 .99% , 2/05/25 .. 9 9
991710161.UG.FTS.B , 19 .99% , 2/05/25 .. 5 5
991725525.UG.FTS.B , 19 .99% , 2/05/25 .. 16 16
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991735635.UG.FTS.B , 19 .99% , 2/05/25 .. $ 19 $ 19
991739604.UG.FTS.B , 19 .99% , 2/05/25 .. 227 231
991832671.UG.FTS.B , 19 .99% , 2/05/25 .. 52 8
991915152.UG.FTS.B , 19 .99% , 2/05/25 .. 41 41
991841527.UG.FTS.B , 20 .46% , 2/05/25 .. 69 69
991707903.UG.FTS.B , 20 .97% , 2/05/25 .. 2 –
991715412.UG.FTS.B , 20 .97% , 2/05/25 .. 48 49
991840414.UG.FTS.B , 21 .46% , 2/05/25 .. 71 71
991869250.UG.FTS.B , 21 .46% , 2/05/25 .. 271 270
991910043.UG.FTS.B , 21 .46% , 2/05/25 .. 246 245
991911356.UG.FTS.B , 21 .98% , 2/05/25 .. 61 –
991743501.UG.FTS.B , 22 .97% , 2/05/25 .. 89 90
991703789.UG.FTS.B , 24 .95% , 2/05/25 .. 33 34
991717022.UG.FTS.B , 27 .99% , 2/05/25 .. 39 40
991700269.UG.FTS.B , 28 .98% , 2/05/25 .. 27 27
991706300.UG.FTS.B , 28 .98% , 2/05/25 .. 49 50
991706343.UG.FTS.B , 28 .98% , 2/05/25 .. 17 8
991716179.UG.FTS.B , 28 .98% , 2/05/25 .. 40 40
991718944.UG.FTS.B , 28 .98% , 2/05/25 .. 156 158
991724730.UG.FTS.B , 28 .98% , 2/05/25 .. 152 155
991732989.UG.FTS.B , 28 .98% , 2/05/25 .. 59 60
991737214.UG.FTS.B , 28 .98% , 2/05/25 .. 32 32
991739154.UG.FTS.B , 28 .98% , 2/05/25 .. 527 535
991739980.UG.FTS.B , 28 .98% , 2/05/25 .. 62 63
991745601.UG.FTS.B , 28 .98% , 2/05/25 .. 6 6
991746873.UG.FTS.B , 28 .98% , 2/05/25 .. 30 31
991747299.UG.FTS.B , 28 .98% , 2/05/25 .. 12 12
991755981.UG.FTS.B , 28 .98% , 2/05/25 .. 51 51
991759687.UG.FTS.B , 28 .98% , 2/05/25 .. 55 55
991762144.UG.FTS.B , 28 .98% , 2/05/25 .. 28 29
991762262.UG.FTS.B , 28 .98% , 2/05/25 .. 27 27
991776821.UG.FTS.B , 28 .98% , 2/05/25 .. 42 3
991776933.UG.FTS.B , 28 .98% , 2/05/25 .. 63 64
991789109.UG.FTS.B , 28 .98% , 2/05/25 .. 49 49
991790367.UG.FTS.B , 28 .98% , 2/05/25 .. 269 273
991807068.UG.FTS.B , 28 .98% , 2/05/25 .. 53 54
991829108.UG.FTS.B , 28 .98% , 2/05/25 .. 181 185
991836188.UG.FTS.B , 28 .98% , 2/05/25 .. 31 31
991842297.UG.FTS.B , 28 .98% , 2/05/25 .. 18 19
991842364.UG.FTS.B , 28 .98% , 2/05/25 .. 220 223
991855938.UG.FTS.B , 28 .98% , 2/05/25 .. 52 52
991884917.UG.FTS.B , 28 .98% , 2/05/25 .. 89 90
991886335.UG.FTS.B , 28 .98% , 2/05/25 .. 62 63
991894894.UG.FTS.B , 28 .98% , 2/05/25 .. 415 58
991897007.UG.FTS.B , 28 .98% , 2/05/25 .. 18 18
991901365.UG.FTS.B , 28 .98% , 2/05/25 .. 189 192
991937493.UG.FTS.B , 28 .98% , 2/05/25 .. 49 49
991938119.UG.FTS.B , 28 .98% , 2/05/25 .. 279 282
991697402.UG.FTS.B , 29 .49% , 2/05/25 .. 32 33
991700153.UG.FTS.B , 29 .49% , 2/05/25 .. 35 35
991703611.UG.FTS.B , 29 .49% , 2/05/25 .. 17 17
991715444.UG.FTS.B , 29 .49% , 2/05/25 .. 8 8
991722812.UG.FTS.B , 29 .49% , 2/05/25 .. 45 46
991725800.UG.FTS.B , 29 .49% , 2/05/25 .. 35 36
991727032.UG.FTS.B , 29 .49% , 2/05/25 .. 31 32
991728509.UG.FTS.B , 29 .49% , 2/05/25 .. 6 6
991732282.UG.FTS.B , 29 .49% , 2/05/25 .. 22 23
991732719.UG.FTS.B , 29 .49% , 2/05/25 .. 41 41

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
80
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991745294.UG.FTS.B , 29 .49% , 2/05/25 .. $ 59 $ 4
991747447.UG.FTS.B , 29 .49% , 2/05/25 .. 123 125
991748448.UG.FTS.B , 29 .49% , 2/05/25 .. 133 133
991750763.UG.FTS.B , 29 .49% , 2/05/25 .. 21 21
991752383.UG.FTS.B , 29 .49% , 2/05/25 .. 31 32
991754108.UG.FTS.B , 29 .49% , 2/05/25 .. 27 28
991757533.UG.FTS.B , 29 .49% , 2/05/25 .. 12 12
991767013.UG.FTS.B , 29 .49% , 2/05/25 .. 29 29
991770008.UG.FTS.B , 29 .49% , 2/05/25 .. 16 16
991770513.UG.FTS.B , 29 .49% , 2/05/25 .. 18 19
991790182.UG.FTS.B , 29 .49% , 2/05/25 .. 23 23
991792427.UG.FTS.B , 29 .49% , 2/05/25 .. 22 22
991811197.UG.FTS.B , 29 .49% , 2/05/25 .. 54 55
991815312.UG.FTS.B , 29 .49% , 2/05/25 .. 55 56
991842723.UG.FTS.B , 29 .49% , 2/05/25 .. 27 27
991850751.UG.FTS.B , 29 .49% , 2/05/25 .. 41 42
991853314.UG.FTS.B , 29 .49% , 2/05/25 .. 25 25
991857355.UG.FTS.B , 29 .49% , 2/05/25 .. 18 18
991857915.UG.FTS.B , 29 .49% , 2/05/25 .. 93 94
991902591.UG.FTS.B , 29 .49% , 2/05/25 .. 53 54
991919187.UG.FTS.B , 29 .49% , 2/05/25 .. 33 33
991938113.UG.FTS.B , 29 .49% , 2/05/25 .. 59 59
991700171.UG.FTS.B , 18 .97% , 2/06/25 .. 92 93
991716319.UG.FTS.B , 19 .21% , 2/06/25 .. 97 98
991786750.UG.FTS.B , 19 .21% , 2/06/25 .. 37 37
991710752.UG.FTS.B , 19 .8% , 2/06/25 ... 70 71
991724990.UG.FTS.B , 19 .8% , 2/06/25 ... 10 10
991698898.UG.FTS.B , 19 .99% , 2/06/25 .. 162 163
991755348.UG.FTS.B , 19 .99% , 2/06/25 .. 19 20
991802156.UG.FTS.B , 19 .99% , 2/06/25 .. 144 146
991714002.UG.FTS.B , 20 .46% , 2/06/25 .. 157 159
991754233.UG.FTS.B , 20 .46% , 2/06/25 .. 15 15
991801256.UG.FTS.B , 20 .46% , 2/06/25 .. 82 83
991829259.UG.FTS.B , 20 .46% , 2/06/25 .. 35 36
991863415.UG.FTS.B , 20 .46% , 2/06/25 .. 156 157
991726288.UG.FTS.B , 21 .98% , 2/06/25 .. 33 33
991741410.UG.FTS.B , 21 .98% , 2/06/25 .. 55 56
991792953.UG.FTS.B , 21 .98% , 2/06/25 .. 925 401
991807809.UG.FTS.B , 21 .98% , 2/06/25 .. 279 280
991845918.UG.FTS.B , 21 .98% , 2/06/25 .. 36 36
991869067.UG.FTS.B , 21 .98% , 2/06/25 .. 149 150
991769602.UG.FTS.B , 23 .95% , 2/06/25 .. 179 181
991733615.UG.FTS.B , 27 .95% , 2/06/25 .. 213 215
991759445.UG.FTS.B , 27 .99% , 2/06/25 .. 48 48
991700105.UG.FTS.B , 28 .98% , 2/06/25 .. 18 18
991701200.UG.FTS.B , 28 .98% , 2/06/25 .. 18 19
991701698.UG.FTS.B , 28 .98% , 2/06/25 .. 51 52
991703634.UG.FTS.B , 28 .98% , 2/06/25 .. 35 35
991706049.UG.FTS.B , 28 .98% , 2/06/25 .. 41 7
991706891.UG.FTS.B , 28 .98% , 2/06/25 .. 15 15
991708571.UG.FTS.B , 28 .98% , 2/06/25 .. 47 48
991710098.UG.FTS.B , 28 .98% , 2/06/25 .. 25 25
991717052.UG.FTS.B , 28 .98% , 2/06/25 .. 89 91
991718999.UG.FTS.B , 28 .98% , 2/06/25 .. 5 5
991725784.UG.FTS.B , 28 .98% , 2/06/25 .. 64 4
991725860.UG.FTS.B , 28 .98% , 2/06/25 .. 11 11
991729721.UG.FTS.B , 28 .98% , 2/06/25 .. 66 67
991732224.UG.FTS.B , 28 .98% , 2/06/25 .. 34 34
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991734815.UG.FTS.B , 28 .98% , 2/06/25 .. $ 47 $ 48
991739880.UG.FTS.B , 28 .98% , 2/06/25 .. 30 14
991748713.UG.FTS.B , 28 .98% , 2/06/25 .. 35 35
991749171.UG.FTS.B , 28 .98% , 2/06/25 .. 156 157
991756884.UG.FTS.B , 28 .98% , 2/06/25 .. 53 53
991762162.UG.FTS.B , 28 .98% , 2/06/25 .. 53 54
991766305.UG.FTS.B , 28 .98% , 2/06/25 .. 78 79
991770800.UG.FTS.B , 28 .98% , 2/06/25 .. 25 26
991787293.UG.FTS.B , 28 .98% , 2/06/25 .. 23 23
991817047.UG.FTS.B , 28 .98% , 2/06/25 .. 130 132
991823324.UG.FTS.B , 28 .98% , 2/06/25 .. 395 401
991826493.UG.FTS.B , 28 .98% , 2/06/25 .. 21 21
991832752.UG.FTS.B , 28 .98% , 2/06/25 .. 119 121
991862866.UG.FTS.B , 28 .98% , 2/06/25 .. 628 636
991868227.UG.FTS.B , 28 .98% , 2/06/25 .. 130 132
991868577.UG.FTS.B , 28 .98% , 2/06/25 .. 43 43
991896380.UG.FTS.B , 28 .98% , 2/06/25 .. 1,531 647
991930551.UG.FTS.B , 28 .98% , 2/06/25 .. 67 68
991712510.UG.FTS.B , 29 .47% , 2/06/25 .. 52 53
991690939.UG.FTS.B , 29 .49% , 2/06/25 .. 237 242
991700095.UG.FTS.B , 29 .49% , 2/06/25 .. 77 1
991704419.UG.FTS.B , 29 .49% , 2/06/25 .. 54 55
991707381.UG.FTS.B , 29 .49% , 2/06/25 .. 38 38
991708109.UG.FTS.B , 29 .49% , 2/06/25 .. 34 35
991708283.UG.FTS.B , 29 .49% , 2/06/25 .. 11 11
991709656.UG.FTS.B , 29 .49% , 2/06/25 .. 159 23
991712333.UG.FTS.B , 29 .49% , 2/06/25 .. 21 22
991712745.UG.FTS.B , 29 .49% , 2/06/25 .. 24 25
991715596.UG.FTS.B , 29 .49% , 2/06/25 .. 155 156
991721139.UG.FTS.B , 29 .49% , 2/06/25 .. 46 47
991725507.UG.FTS.B , 29 .49% , 2/06/25 .. 58 59
991729831.UG.FTS.B , 29 .49% , 2/06/25 .. 6 6
991730113.UG.FTS.B , 29 .49% , 2/06/25 .. 43 43
991738035.UG.FTS.B , 29 .49% , 2/06/25 .. 17 18
991738990.UG.FTS.B , 29 .49% , 2/06/25 .. 97 49
991746112.UG.FTS.B , 29 .49% , 2/06/25 .. 14 14
991746952.UG.FTS.B , 29 .49% , 2/06/25 .. 39 39
991749942.UG.FTS.B , 29 .49% , 2/06/25 .. 77 79
991759741.UG.FTS.B , 29 .49% , 2/06/25 .. 57 58
991767120.UG.FTS.B , 29 .49% , 2/06/25 .. 6 6
991767728.UG.FTS.B , 29 .49% , 2/06/25 .. 34 34
991769688.UG.FTS.B , 29 .49% , 2/06/25 .. 72 73
991798596.UG.FTS.B , 29 .49% , 2/06/25 .. 4 4
991800849.UG.FTS.B , 29 .49% , 2/06/25 .. 15 6
991815674.UG.FTS.B , 29 .49% , 2/06/25 .. 77 77
991816101.UG.FTS.B , 29 .49% , 2/06/25 .. 36 36
991821554.UG.FTS.B , 29 .49% , 2/06/25 .. 23 23
991826917.UG.FTS.B , 29 .49% , 2/06/25 .. 89 90
991852176.UG.FTS.B , 29 .49% , 2/06/25 .. 24 24
991862795.UG.FTS.B , 29 .49% , 2/06/25 .. 230 234
991869807.UG.FTS.B , 29 .49% , 2/06/25 .. 24 24
991886716.UG.FTS.B , 29 .49% , 2/06/25 .. 23 23
991914065.UG.FTS.B , 29 .49% , 2/06/25 .. 28 29
991736213.UG.FTS.B , 14 .98% , 2/07/25 .. 61 61
991827281.UG.FTS.B , 18 .97% , 2/07/25 .. 20 20
991905123.UG.FTS.B , 18 .97% , 2/07/25 .. 21 21
991748413.UG.FTS.B , 19 .21% , 2/07/25 .. 169 12
991783290.UG.FTS.B , 19 .21% , 2/07/25 .. 49 49

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
81
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991924115.UG.FTS.B , 19 .21% , 2/07/25 .. $ 17 $ 17
991856601.UG.FTS.B , 19 .99% , 2/07/25 .. 59 60
991929766.UG.FTS.B , 19 .99% , 2/07/25 .. 30 31
991843735.UG.FTS.B , 21 .98% , 2/07/25 .. 123 21
991736467.UG.FTS.B , 22 .97% , 2/07/25 .. 68 68
991762975.UG.FTS.B , 25 .95% , 2/07/25 .. 72 72
991748191.UG.FTS.B , 27 .99% , 2/07/25 .. 117 121
991800353.UG.FTS.B , 27 .99% , 2/07/25 .. 13 13
991705793.UG.FTS.B , 28 .98% , 2/07/25 .. 87 88
991705973.UG.FTS.B , 28 .98% , 2/07/25 .. 38 39
991707358.UG.FTS.B , 28 .98% , 2/07/25 .. 20 21
991708937.UG.FTS.B , 28 .98% , 2/07/25 .. 41 42
991708989.UG.FTS.B , 28 .98% , 2/07/25 .. 41 41
991710379.UG.FTS.B , 28 .98% , 2/07/25 .. 51 52
991712303.UG.FTS.B , 28 .98% , 2/07/25 .. 35 35
991712922.UG.FTS.B , 28 .98% , 2/07/25 .. 23 23
991717771.UG.FTS.B , 28 .98% , 2/07/25 .. 54 55
991724273.UG.FTS.B , 28 .98% , 2/07/25 .. 243 247
991724529.UG.FTS.B , 28 .98% , 2/07/25 .. 283 284
991728955.UG.FTS.B , 28 .98% , 2/07/25 .. 72 73
991740286.UG.FTS.B , 28 .98% , 2/07/25 .. 339 23
991743968.UG.FTS.B , 28 .98% , 2/07/25 .. 91 93
991755398.UG.FTS.B , 28 .98% , 2/07/25 .. 21 21
991772287.UG.FTS.B , 28 .98% , 2/07/25 .. 80 81
991784791.UG.FTS.B , 28 .98% , 2/07/25 .. 44 45
991799326.UG.FTS.B , 28 .98% , 2/07/25 .. 105 106
991803039.UG.FTS.B , 28 .98% , 2/07/25 .. 129 131
991806653.UG.FTS.B , 28 .98% , 2/07/25 .. 81 11
991807123.UG.FTS.B , 28 .98% , 2/07/25 .. 103 103
991811191.UG.FTS.B , 28 .98% , 2/07/25 .. 26 26
991814223.UG.FTS.B , 28 .98% , 2/07/25 .. 29 29
991849419.UG.FTS.B , 28 .98% , 2/07/25 .. 82 83
991882872.UG.FTS.B , 28 .98% , 2/07/25 .. 52 53
991922608.UG.FTS.B , 28 .98% , 2/07/25 .. 3 3
991935487.UG.FTS.B , 28 .98% , 2/07/25 .. 29 11
991709575.UG.FTS.B , 29 .48% , 2/07/25 .. 57 58
991712449.UG.FTS.B , 29 .49% , 2/07/25 .. 32 32
991712892.UG.FTS.B , 29 .49% , 2/07/25 .. 35 35
991717543.UG.FTS.B , 29 .49% , 2/07/25 .. 29 29
991718167.UG.FTS.B , 29 .49% , 2/07/25 .. 24 25
991721040.UG.FTS.B , 29 .49% , 2/07/25 .. 22 23
991729210.UG.FTS.B , 29 .49% , 2/07/25 .. 91 92
991730418.UG.FTS.B , 29 .49% , 2/07/25 .. 264 265
991734975.UG.FTS.B , 29 .49% , 2/07/25 .. 16 7
991735915.UG.FTS.B , 29 .49% , 2/07/25 .. 61 62
991736857.UG.FTS.B , 29 .49% , 2/07/25 .. 335 148
991738244.UG.FTS.B , 29 .49% , 2/07/25 .. 25 25
991747860.UG.FTS.B , 29 .49% , 2/07/25 .. 5 5
991754591.UG.FTS.B , 29 .49% , 2/07/25 .. 38 39
991759641.UG.FTS.B , 29 .49% , 2/07/25 .. 32 33
991759993.UG.FTS.B , 29 .49% , 2/07/25 .. 47 48
991760081.UG.FTS.B , 29 .49% , 2/07/25 .. 29 29
991761633.UG.FTS.B , 29 .49% , 2/07/25 .. 26 26
991778741.UG.FTS.B , 29 .49% , 2/07/25 .. 20 20
991788685.UG.FTS.B , 29 .49% , 2/07/25 .. 89 89
991809318.UG.FTS.B , 29 .49% , 2/07/25 .. 26 26
991813864.UG.FTS.B , 29 .49% , 2/07/25 .. 9 9
991815263.UG.FTS.B , 29 .49% , 2/07/25 .. 56 56
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991842816.UG.FTS.B , 29 .49% , 2/07/25 .. $ 35 $ 35
991843151.UG.FTS.B , 29 .49% , 2/07/25 .. 152 154
991843750.UG.FTS.B , 29 .49% , 2/07/25 .. 7 7
991848794.UG.FTS.B , 29 .49% , 2/07/25 .. 3 3
991852346.UG.FTS.B , 29 .49% , 2/07/25 .. 40 40
991858094.UG.FTS.B , 29 .49% , 2/07/25 .. 44 45
991868612.UG.FTS.B , 29 .49% , 2/07/25 .. 15 15
991887497.UG.FTS.B , 29 .49% , 2/07/25 .. 158 160
991918574.UG.FTS.B , 29 .49% , 2/07/25 .. 68 69
991924888.UG.FTS.B , 29 .49% , 2/07/25 .. 41 7
991930808.UG.FTS.B , 29 .49% , 2/07/25 .. 192 197
991783643.UG.FTS.B , 14 .98% , 2/08/25 .. 257 259
991802379.UG.FTS.B , 15 .97% , 2/08/25 .. 65 65
991904951.UG.FTS.B , 15 .97% , 2/08/25 .. 44 44
991908489.UG.FTS.B , 15 .97% , 2/08/25 .. 65 66
991771363.UG.FTS.B , 16 .99% , 2/08/25 .. 101 101
991717470.UG.FTS.B , 19 .21% , 2/08/25 .. 35 35
991724869.UG.FTS.B , 15% , 2/09/25 ..... 375 27
991746108.UG.FTS.B , 15% , 2/09/25 ..... 39 39
991746306.UG.FTS.B , 15% , 2/09/25 ..... 228 229
991908452.UG.FTS.B , 15% , 2/09/25 ..... 872 62
991929779.UG.FTS.B , 15% , 2/09/25 ..... 5 5
991719973.UG.FTS.B , 16 .99% , 2/09/25 .. 90 6
991778289.UG.FTS.B , 16 .99% , 2/09/25 .. 5 5
991783787.UG.FTS.B , 16 .99% , 2/09/25 .. 211 34
991741247.UG.FTS.B , 17 .97% , 2/09/25 .. 133 134
991764270.UG.FTS.B , 17 .99% , 2/09/25 .. 72 72
991867276.UG.FTS.B , 17 .99% , 2/09/25 .. 36 36
991766510.UG.FTS.B , 29 .49% , 2/17/25 .. 19 20
991655876.UG.FTS.B , 28 .48% , 2/21/25 .. 55 55
991710560.UG.FTS.B , 28 .98% , 3/05/25 .. 91 91
991814933.UG.FTS.B , 29 .49% , 3/05/25 .. 75 5
991547565.UG.FTS.B , 28 .98% , 3/16/25 .. 27 25
991544408.UG.FTS.B , 28 .98% , 3/17/25 .. 14 13
991711288.UG.FTS.B , 21 .98% , 4/07/25 .. 101 7
991778724.UG.FTS.B , 29 .49% , 4/07/25 .. 29 27
991587154.UG.FTS.B , 29 .49% , 4/16/25 .. 57 10
991721350.UG.FTS.B , 29 .49% , 4/16/25 .. 765 657
991588111.UG.FTS.B , 28 .98% , 4/17/25 .. 33 34
991718290.UG.FTS.B , 29 .49% , 4/19/25 .. 30 31
991749787.UG.FTS.B , 29 .49% , 4/19/25 .. 108 111
991685301.UG.FTS.B , 14 .98% , 4/20/25 .. 479 8
991811950.UG.FTS.B , 19 .99% , 4/20/25 .. 35 36
991772947.UG.FTS.B , 28 .98% , 4/20/25 .. 261 –
991762816.UG.FTS.B , 29 .49% , 4/20/25 .. 41 4
991745755.UG.FTS.B , 20 .46% , 4/21/25 .. 204 14
991738330.UG.FTS.B , 29 .49% , 4/21/25 .. 28 28
991697266.UG.FTS.B , 21 .46% , 4/22/25 .. 76 12
991638710.UG.FTS.B , 28 .98% , 4/23/25 .. 57 58
991688671.UG.FTS.B , 28 .98% , 4/23/25 .. 58 52
991832099.UG.FTS.B , 29 .49% , 4/23/25 .. 23 21
991838313.UG.FTS.B , 15 .97% , 4/25/25 .. 443 452
991666265.UG.FTS.B , 16 .99% , 5/01/25 .. 144 128
991724571.UG.FTS.B , 28 .98% , 5/05/25 .. 58 59
991813874.UG.FTS.B , 28 .98% , 5/05/25 .. 50 51
991694154.UG.FTS.B , 29 .49% , 5/05/25 .. 635 43
991941061.UG.FTS.B , 17 .99% , 5/06/25 .. 145 147
991691439.UG.FTS.B , 28 .98% , 5/06/25 .. 325 330

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
82
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991912584.UG.FTS.B , 28 .98% , 5/06/25 .. $ 166 $ 171
991757332.UG.FTS.B , 29 .49% , 5/06/25 .. 39 3
991707574.UG.FTS.B , 29 .49% , 5/07/25 .. 35 6
991550463.UG.FTS.B , 19 .99% , 5/17/25 .. 427 438
991740124.UG.FTS.B , 28 .98% , 5/17/25 .. 39 40
991686463.UG.FTS.B , 28 .98% , 5/18/25 .. 265 276
991674428.UG.FTS.B , 29 .49% , 5/20/25 .. 391 405
991776695.UG.FTS.B , 29 .49% , 5/21/25 .. 82 4
991665672.UG.FTS.B , 28 .98% , 5/22/25 .. 372 –
991770465.UG.FTS.B , 29 .49% , 5/24/25 .. 9 9
991805657.UG.FTS.B , 29 .49% , 6/03/25 .. 157 161
991772904.UG.FTS.B , 19 .99% , 6/05/25 .. 49 50
991705736.UG.FTS.B , 28 .98% , 6/05/25 .. 97 7
991708239.UG.FTS.B , 28 .98% , 6/05/25 .. 66 68
991736771.UG.FTS.B , 28 .98% , 6/05/25 .. 82 84
991739566.UG.FTS.B , 29 .49% , 6/23/25 .. 465 33
991694848.UG.FTS.B , 29 .49% , 7/05/25 .. 406 416
991718934.UG.FTS.B , 20 .97% , 7/06/25 .. 98 99
991894974.UG.FTS.B , 29 .49% , 7/06/25 .. 170 153
991588559.UG.FTS.B , 29 .46% , 7/17/25 .. 24 21
991922928.UG.FTS.B , 28 .98% , 8/04/25 .. 70 71
991702178.UG.FTS.B , 28 .98% , 8/06/25 .. 67 19
991883200.UG.FTS.B , 29 .49% , 8/07/25 .. 221 190
991758368.UG.FTS.B , 29 .49% , 8/20/25 .. 176 184
991814652.UG.FTS.B , 29 .49% , 9/05/25 .. 49 3
991688747.UG.FTS.B , 28 .98% , 9/16/25 .. 44 46
991579317.UG.FTS.B , 29 .49% , 9/16/25 .. 87 –
991656357.UG.FTS.B , 29 .49% , 9/17/25 .. 186 193
991628863.UG.FTS.B , 28 .98% , 9/21/25 .. 376 29
991645022.UG.FTS.B , 29 .49% , 9/21/25 .. 45 38
991609616.UG.FTS.B , 28 .98% , 9/24/25 .. 157 160
991596886.UG.FTS.B , 29 .49% , 9/24/25 .. 104 109
991728473.UG.FTS.B , 29 .49% , 10/06/25 . 806 232
991771961.UG.FTS.B , 29 .49% , 11/07/25 . 97 79
991657177.UG.FTS.B , 28 .98% , 11/17/25 . 1,631 117
991699882.UG.FTS.B , 19 .99% , 11/18/25 . 68 71
991687274.UG.FTS.B , 19 .99% , 11/23/25 . 144 150
991543638.UG.FTS.B , 29 .49% , 12/15/25 . 78 61
991545568.UG.FTS.B , 29 .49% , 12/16/25 . 769 812
991786433.UG.FTS.B , 20 .46% , 12/21/25 . 88 7
991730761.UG.FTS.B , 28 .98% , 12/24/25 . 102 108
991734435.UG.FTS.B , 29 .49% , 1/06/26 .. 95 6
991933771.UG.FTS.B , 29 .49% , 1/06/26 .. 185 48
991579043.UG.FTS.B , 19 .99% , 1/17/26 .. 1,407 1,083
991601320.UG.FTS.B , 28 .98% , 1/17/26 .. 535 558
991555378.UG.FTS.B , 29 .49% , 1/17/26 .. 96 99
991742865.UG.FTS.B , 29 .49% , 1/21/26 .. 331 264
991640216.UG.FTS.B , 29 .49% , 1/22/26 .. 309 245
991659287.UG.FTS.B , 29 .49% , 1/24/26 .. 125 99
991667408.UG.FTS.B , 17 .97% , 2/02/26 .. 105 78
991814320.UG.FTS.B , 29 .49% , 2/05/26 .. 256 –
991585964.UG.FTS.B , 28 .98% , 2/22/26 .. 353 280
991647827.UG.FTS.B , 29 .49% , 2/23/26 .. 95 100
991754815.UG.FTS.B , 29 .49% , 2/24/26 .. 73 77
991693967.UG.FTS.B , 19 .99% , 3/05/26 .. 148 116
991695320.UG.FTS.B , 29 .49% , 3/05/26 .. 82 21
991755928.UG.FTS.B , 29 .49% , 4/06/26 .. 44 44
991727635.UG.FTS.B , 28 .98% , 4/07/26 .. 173 10
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991726248.UG.FTS.B , 21 .46% , 4/08/26 .. $ 90 $ 71
991693097.UG.FTS.B , 26 .94% , 4/20/26 .. 317 239
991783713.UG.FTS.B , 29 .49% , 9/05/26 .. 378 85
991573331.UG.FTS.B , 29 .49% , 9/17/26 .. 94 66
991788566.UG.FTS.B , 29 .49% , 11/21/26 . 94 4
991735485.UG.FTS.B , 28 .98% , 12/07/26 . 134 9
991658250.UG.FTS.B , 16 .99% , 1/20/27 .. 661 672
991607046.UG.FTS.B , 21 .99% , 1/20/27 .. 3,103 215
991624113.UG.FTS.B , 17 .99% , 1/29/27 .. 151 152
991664785.UG.FTS.B , 18 .98% , 1/29/27 .. 196 207
991721939.UG.FTS.B , 16 .99% , 2/02/27 .. 805 842
991894965.UG.FTS.B , 16 .99% , 2/03/27 .. 3,413 3,555
991571658.UG.FTS.B , 28 .98% , 2/15/27 .. 145 102
991716805.UG.FTS.B , 22 .97% , 3/08/27 .. 365 248
991663324.UG.FTS.B , 22 .36% , 5/29/27 .. 86 91
991735384.UG.FTS.B , 29 .49% , 6/06/27 .. 360 42
991648967.UG.FTS.B , 29 .49% , 10/24/27 . 104 7
991646401.UG.FTS.B , 29 .49% , 1/20/28 .. 41 43
991759963.UG.FTS.B , 29 .49% , 3/18/28 .. 11 11
991757545.UG.FTS.B , 28 .98% , 8/06/28 .. 191 114
991719643.UG.FTS.B , 29 .49% , 9/22/28 .. 150 155
991678457.UG.FTS.B , 19 .99% , 10/30/28 . 480 266
991946691.UG.FTS.B , 14 .98% , 7/08/29 .. 10 9
991636176.UG.FTS.B , 29 .49% , 7/23/29 .. 8 8
991924883.UG.FTS.B , 23 .95% , 8/05/29 .. 9 –
991922854.UG.FTS.B , 21 .46% , 9/07/29 .. 7 7
991802395.UG.FTS.B , 29 .49% , 10/06/29 . 20 20
991732331.UG.FTS.B , 28 .48% , 10/15/29 . 2 1
991715735.UG.FTS.B , 28 .98% , 11/05/29 . 1 1
991767533.UG.FTS.B , 19 .99% , 11/06/29 . 1 1
991760438.UG.FTS.B , 28 .98% , 11/17/29 . 2 2
991620217.UG.FTS.B , 29 .49% , 11/17/29 . 3 3
991589741.UG.FTS.B , 29 .49% , 11/23/29 . 1 1
991763220.UG.FTS.B , 29 .49% , 3/07/32 .. 15 15
72,883
Upstart Network, Inc.
L2196723.UP.FTS.B , 12 .12% , 12/07/24 ... 426 419
L2196919.UP.FTS.B , 12 .98% , 12/07/24 ... 691 76
L2199259.UP.FTS.B , 13 .19% , 12/07/24 ... 299 294
L2197668.UP.FTS.B , 17 .17% , 12/07/24 ... 510 26
L2199581.UP.FTS.B , 19 .33% , 12/07/24 ... 82 80
FW2199717.UP.FTS.B , 20 .13% , 12/07/24 . 363 357
L2198118.UP.FTS.B , 20 .43% , 12/07/24 ... 490 35
L2197271.UP.FTS.B , 22 .76% , 12/07/24 ... 772 758
L2196613.UP.FTS.B , 23 .35% , 12/07/24 ... 472 465
FW2195888.UP.FTS.B , 24 .84% , 12/07/24 . 16 13
L2203520.UP.FTS.B , 6 .61% , 12/08/24 .... 1,119 1,106
FW2201265.UP.FTS.B , 7 .44% , 12/08/24 .. 431 425
L2200896.UP.FTS.B , 7 .68% , 12/08/24 .... 433 427
FW2206887.UP.FTS.B , 9 .22% , 12/08/24 .. 649 640
L2201633.UP.FTS.B , 10 .05% , 12/08/24 ... 618 610
L2206909.UP.FTS.B , 11 .8% , 12/08/24 .... 195 192
L2205399.UP.FTS.B , 11 .81% , 12/08/24 ... 64 63
L2201373.UP.FTS.B , 12 .48% , 12/08/24 ... 197 194
L2200458.UP.FTS.B , 12 .89% , 12/08/24 ... 388 382
L2204453.UP.FTS.B , 13 .74% , 12/08/24 ... 200 197
L2204038.UP.FTS.B , 14 .23% , 12/08/24 ... 632 623

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
83
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2204310.UP.FTS.B , 14 .38% , 12/08/24 ... $ 68 $ 67
FW2198905.UP.FTS.B , 15 .38% , 12/08/24 . 336 331
L2201862.UP.FTS.B , 17% , 12/08/24 ..... 353 347
L2202296.UP.FTS.B , 18 .33% , 12/08/24 ... 92 90
L2204182.UP.FTS.B , 19 .36% , 12/08/24 ... 647 636
L2203811.UP.FTS.B , 19 .85% , 12/08/24 ... 236 232
FW2201750.UP.FTS.B , 20 .37% , 12/08/24 . 145 143
L2202392.UP.FTS.B , 21 .41% , 12/08/24 ... 332 326
FW2206827.UP.FTS.B , 22 .71% , 12/08/24 . 375 369
L2202398.UP.FTS.B , 23 .19% , 12/08/24 ... 527 518
FW2176932.UP.FTS.B , 25 .88% , 12/08/24 . 203 199
FW2201104.UP.FTS.B , 26 .62% , 12/08/24 . 79 78
FW2201792.UP.FTS.B , 27 .21% , 12/08/24 . 276 272
FW2201560.UP.FTS.B , 28 .51% , 12/08/24 . 169 166
FW2204026.UP.FTS.B , 28 .52% , 12/08/24 . 1,550 327
FW2205439.UP.FTS.B , 29 .01% , 12/08/24 . 81 80
L2195358.UP.FTS.B , 20 .15% , 12/16/24 ... 72 71
L2202614.UP.FTS.B , 12 .88% , 12/19/24 ... 533 525
FW2198017.UP.FTS.B , 23 .08% , 12/20/24 . 228 224
FW2203151.UP.FTS.B , 21 .13% , 12/22/24 . 311 306
L2180897.UP.FTS.B , 21 .81% , 12/23/24 ... 600 590
FW2203707.UP.FTS.B , 26 .53% , 12/23/24 . 181 178
L2411924.UP.FTS.B , 5 .26% , 1/11/25 ..... 536 529
L2411777.UP.FTS.B , 5 .56% , 1/11/25 ..... 811 800
L2411090.UP.FTS.B , 5 .74% , 1/11/25 ..... 629 622
L2412917.UP.FTS.B , 6 .87% , 1/11/25 ..... 274 270
L2410776.UP.FTS.B , 7 .38% , 1/11/25 ..... 551 544
FW2408203.UP.FTS.B , 8 .04% , 1/11/25 ... 279 275
L2407274.UP.FTS.B , 8 .11% , 1/11/25 ..... 432 36
FW2413171.UP.FTS.B , 8 .15% , 1/11/25 ... 278 274
L2412008.UP.FTS.B , 8 .58% , 1/11/25 ..... 936 922
L2410161.UP.FTS.B , 9 .06% , 1/11/25 ..... 188 185
L2408028.UP.FTS.B , 9 .2% , 1/11/25 ...... 318 314
FW2412135.UP.FTS.B , 10 .19% , 1/11/25 .. 259 225
L2413510.UP.FTS.B , 10 .29% , 1/11/25 .... 1,573 1,551
L2411555.UP.FTS.B , 10 .32% , 1/11/25 .... 431 425
L2411669.UP.FTS.B , 10 .84% , 1/11/25 .... 192 189
FW2410432.UP.FTS.B , 10 .89% , 1/11/25 .. 480 472
L2413320.UP.FTS.B , 11 .28% , 1/11/25 .... 1,929 1,902
L2408103.UP.FTS.B , 12 .61% , 1/11/25 .... 245 241
FW2412082.UP.FTS.B , 12 .62% , 1/11/25 .. 293 289
L2410850.UP.FTS.B , 13 .07% , 1/11/25 .... 148 146
L2410120.UP.FTS.B , 14 .05% , 1/11/25 .... 200 197
FW2412033.UP.FTS.B , 14 .09% , 1/11/25 .. 198 195
L2410798.UP.FTS.B , 15 .99% , 1/11/25 .... 1,023 1,006
FW2413492.UP.FTS.B , 16 .11% , 1/11/25 .. 146 144
L2407096.UP.FTS.B , 16 .55% , 1/11/25 .... 2,442 2,403
L2409614.UP.FTS.B , 17 .29% , 1/11/25 .... 601 591
L2411442.UP.FTS.B , 17 .42% , 1/11/25 .... 2,723 2,380
L2409234.UP.FTS.B , 17 .51% , 1/11/25 .... 312 307
L2407062.UP.FTS.B , 17 .52% , 1/11/25 .... 177 174
L2411946.UP.FTS.B , 17 .59% , 1/11/25 .... 909 894
L2412506.UP.FTS.B , 19 .8% , 1/11/25 ..... 1,027 1,011
L2407256.UP.FTS.B , 20 .21% , 1/11/25 .... 751 740
FW2407665.UP.FTS.B , 20 .61% , 1/11/25 .. 2,701 2,658
FW2388641.UP.FTS.B , 21 .09% , 1/11/25 .. 109 107
L2413329.UP.FTS.B , 21 .38% , 1/11/25 .... 4,860 353
L2410058.UP.FTS.B , 22 .27% , 1/11/25 .... 1,198 1,119
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2407636.UP.FTS.B , 23 .33% , 1/11/25 .... $ 75 $ 74
FW2410949.UP.FTS.B , 25 .16% , 1/11/25 .. 173 170
FW2411088.UP.FTS.B , 28 .45% , 1/11/25 .. 236 232
L2415408.UP.FTS.B , 5 .38% , 1/12/25 .... 858 847
L2418369.UP.FTS.B , 5 .69% , 1/12/25 .... 135 133
L2420304.UP.FTS.B , 6 .48% , 1/12/25 .... 234 231
L2419347.UP.FTS.B , 6 .78% , 1/12/25 .... 792 781
L2416428.UP.FTS.B , 6 .81% , 1/12/25 .... 182 180
L2418759.UP.FTS.B , 6 .94% , 1/12/25 .... 672 664
L2419328.UP.FTS.B , 7 .52% , 1/12/25 .... 644 636
L2415914.UP.FTS.B , 7 .64% , 1/12/25 .... 324 319
FW2418816.UP.FTS.B , 7 .73% , 1/12/25 ... 555 547
L2419589.UP.FTS.B , 7 .74% , 1/12/25 .... 1,860 1,630
L2414073.UP.FTS.B , 8 .79% , 1/12/25 .... 198 195
L2415019.UP.FTS.B , 8 .85% , 1/12/25 .... 187 185
L2414074.UP.FTS.B , 9 .04% , 1/12/25 .... 1,406 1,387
L2417145.UP.FTS.B , 9 .34% , 1/12/25 .... 104 102
L2415812.UP.FTS.B , 9 .44% , 1/12/25 .... 495 488
FW2413836.UP.FTS.B , 10 .39% , 1/12/25 .. 229 226
L2396686.UP.FTS.B , 10 .42% , 1/12/25 .... 477 471
FW2416931.UP.FTS.B , 10 .8% , 1/12/25 ... 1,049 1,031
L2414847.UP.FTS.B , 11 .02% , 1/12/25 .... 1,075 1,057
L2414221.UP.FTS.B , 11 .17% , 1/12/25 .... 482 474
FW2417716.UP.FTS.B , 18 .03% , 1/12/25 .. 258 254
L2418715.UP.FTS.B , 19 .25% , 1/12/25 .... 534 526
L2417349.UP.FTS.B , 20 .05% , 1/12/25 .... 194 191
L2414032.UP.FTS.B , 23 .21% , 1/12/25 .... 276 271
L2352635.UP.FTS.B , 23 .27% , 1/12/25 .... 766 755
L2412538.UP.FTS.B , 23 .48% , 1/12/25 .... 654 559
FW2414041.UP.FTS.B , 23 .78% , 1/12/25 .. 448 441
FW2416686.UP.FTS.B , 24 .84% , 1/12/25 .. 384 334
FW2414437.UP.FTS.B , 27 .76% , 1/12/25 .. 351 346
L2410557.UP.FTS.B , 26 .28% , 1/14/25 .... 818 59
FW2408676.UP.FTS.B , 24 .16% , 1/22/25 .. 508 500
L2420369.UP.FTS.B , 11 .76% , 1/27/25 .... 1,025 1,010
L1711024.UP.FTS.B , 12 .98% , 2/14/25 .... 409 402
L1710277.UP.FTS.B , 18 .02% , 2/14/25 .... 3,624 867
L2631679.UP.FTS.B , 6 .61% , 2/15/25 .... 599 590
L2632890.UP.FTS.B , 6 .77% , 2/15/25 .... 1,202 1,185
L2634175.UP.FTS.B , 6 .95% , 2/15/25 .... 1,110 1,094
L2634533.UP.FTS.B , 8 .5% , 2/15/25 ..... 2,475 2,437
L2636760.UP.FTS.B , 15 .98% , 2/15/25 .... 1,880 1,850
FW2634284.UP.FTS.B , 16 .22% , 2/15/25 .. 1,355 1,333
L2634751.UP.FTS.B , 16 .31% , 2/15/25 .... 258 253
L2634161.UP.FTS.B , 18 .39% , 2/15/25 .... 567 558
L2632627.UP.FTS.B , 20 .79% , 2/15/25 .... 1,427 1,405
L2631763.UP.FTS.B , 20 .93% , 2/15/25 .... 1,247 1,228
FW2633708.UP.FTS.B , 25 .99% , 2/15/25 .. 981 966
L2639657.UP.FTS.B , 5 .92% , 2/16/25 .... 180 177
FW2638680.UP.FTS.B , 7 .01% , 2/16/25 ... 267 263
FW2644636.UP.FTS.B , 10 .31% , 2/16/25 .. 124 122
L2640736.UP.FTS.B , 10 .49% , 2/16/25 .... 190 187
FW2640049.UP.FTS.B , 13 .66% , 2/16/25 .. 1,413 1,389
L2639914.UP.FTS.B , 14 .3% , 2/16/25 .... 928 913
L2573704.UP.FTS.B , 14 .5% , 2/16/25 .... 531 523
FW2644294.UP.FTS.B , 16 .92% , 2/16/25 .. 446 439
FW2639338.UP.FTS.B , 17 .66% , 2/16/25 .. 1,367 1,346
L2641019.UP.FTS.B , 18 .97% , 2/16/25 .... 2,096 2,064

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
84
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2639930.UP.FTS.B , 19 .1% , 2/16/25 .... $ 310 $ 305
FW2639706.UP.FTS.B , 19 .94% , 2/16/25 .. 904 890
FW2639697.UP.FTS.B , 24 .32% , 2/16/25 .. 324 290
FW2643827.UP.FTS.B , 25 .41% , 2/16/25 .. 785 773
L2627901.UP.FTS.B , 28 .31% , 2/16/25 .... 2,205 2,174
L2644671.UP.FTS.B , 5 .08% , 2/17/25 .... 1,176 1,159
L2604120.UP.FTS.B , 17 .7% , 2/17/25 .... 1,393 1,372
L1871398.UP.FTS.B , 22 .03% , 3/18/25 .... 439 433
FW1872890.UP.FTS.B , 24 .47% , 3/18/25 .. 114 113
L2077669.UP.FTS.B , 19 .72% , 4/19/25 .... 155 153
L2077765.UP.FTS.B , 21 .13% , 4/19/25 .... 187 184
L2078933.UP.FTS.B , 22 .16% , 4/19/25 .... 3,068 2,541
FW2200254.UP.FTS.B , 19 .34% , 5/07/25 .. 420 412
L2202275.UP.FTS.B , 10 .28% , 5/08/25 .... 4,914 355
FW2202524.UP.FTS.B , 28 .64% , 5/08/25 .. 548 538
L2405109.UP.FTS.B , 11 .47% , 6/11/25 .... 463 325
FW2410127.UP.FTS.B , 20 .85% , 6/11/25 .. 312 115
FW2411559.UP.FTS.B , 21 .14% , 6/11/25 .. 553 543
L2414544.UP.FTS.B , 14 .43% , 6/12/25 .... 688 671
L2402983.UP.FTS.B , 8 .56% , 6/21/25 .... 583 570
FW2009937.UP.FTS.B , 26 .34% , 9/09/25 .. 430 423
L2206982.UP.FTS.B , 9 .5% , 10/08/25 .... 294 199
FW2414692.UP.FTS.B , 6 .84% , 11/12/25 .. 498 488
FW2418164.UP.FTS.B , 9 .41% , 11/12/25 .. 627 614
FW2411155.UP.FTS.B , 7 .59% , 11/26/25 .. 999 979
L1711804.UP.FTS.B , 9 .08% , 9/14/26 ..... 4,374 4,253
L1709773.UP.FTS.B , 9 .1% , 9/14/26 ..... 875 851
L1709466.UP.FTS.B , 9 .12% , 9/14/26 .... 4,808 4,674
L1711063.UP.FTS.B , 9 .57% , 9/14/26 ..... 6,165 5,994
L1710250.UP.FTS.B , 9 .72% , 9/14/26 .... 3,530 3,439
L1709358.UP.FTS.B , 10 .97% , 9/14/26 .... 18,418 17,960
L1711112.UP.FTS.B , 12 .03% , 9/14/26 .... 9,105 8,874
FW1709227.UP.FTS.B , 12 .04% , 9/14/26 .. 603 349
L1711960.UP.FTS.B , 12 .48% , 9/14/26 .... 1,373 1,339
L1708544.UP.FTS.B , 12 .57% , 9/14/26 .... 1,819 1,774
L1709990.UP.FTS.B , 12 .82% , 9/14/26 .... 837 819
L1709442.UP.FTS.B , 13 .19% , 9/14/26 .... 23,098 22,527
L1711626.UP.FTS.B , 13 .98% , 9/14/26 .... 9,335 9,107
FW1711888.UP.FTS.B , 15 .29% , 9/14/26 .. 4,724 4,653
FW1710596.UP.FTS.B , 15 .85% , 9/14/26 .. 2,389 2,354
FW1711241.UP.FTS.B , 16 .08% , 9/14/26 .. 1,917 1,888
L1707201.UP.FTS.B , 16 .24% , 9/14/26 .... 7,203 7,096
L1711610.UP.FTS.B , 17 .32% , 9/14/26 .... 12,161 11,895
L1708807.UP.FTS.B , 17 .72% , 9/14/26 .... 4,889 4,818
L1710981.UP.FTS.B , 17 .81% , 9/14/26 .... 4,973 4,863
FW1709424.UP.FTS.B , 18 .79% , 9/14/26 .. 7,430 7,325
FW1709134.UP.FTS.B , 18 .89% , 9/14/26 .. 5,562 121
L1712201.UP.FTS.B , 18 .94% , 9/14/26 .... 1,145 1,121
L1711904.UP.FTS.B , 19 .49% , 9/14/26 .... 9,872 9,649
L1709643.UP.FTS.B , 20 .04% , 9/14/26 .... 2,010 1,968
L1708429.UP.FTS.B , 20 .63% , 9/14/26 .... 1,518 1,485
FW1711817.UP.FTS.B , 20 .95% , 9/14/26 .. 2,438 2,385
L1707499.UP.FTS.B , 22 .03% , 9/14/26 .... 5,113 5,003
L1710829.UP.FTS.B , 22 .11% , 9/14/26 .... 246 243
FW1708581.UP.FTS.B , 23 .53% , 9/14/26 .. 2,875 2,823
L1709924.UP.FTS.B , 24 .74% , 9/14/26 .... 810 794
L1710379.UP.FTS.B , 24 .83% , 9/14/26 .... 690 676
L1710592.UP.FTS.B , 25 .03% , 9/14/26 .... 691 677
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1706788.UP.FTS.B , 25 .12% , 9/14/26 .... $ 959 $ 940
L1710759.UP.FTS.B , 25 .29% , 9/14/26 .... 587 575
L1712021.UP.FTS.B , 25 .29% , 9/14/26 .... 1,403 1,376
L1712014.UP.FTS.B , 25 .46% , 9/14/26 .... 909 890
L1710375.UP.FTS.B , 25 .49% , 9/14/26 .... 1,066 1,044
L1711582.UP.FTS.B , 25 .87% , 9/14/26 .... 14,433 14,154
L1709668.UP.FTS.B , 25 .91% , 9/14/26 .... 805 789
L1711668.UP.FTS.B , 26 .18% , 9/14/26 .... 2,532 2,482
FW1701558.UP.FTS.B , 29 .38% , 9/14/26 .. 6,655 6,532
FW1708159.UP.FTS.B , 30 .6% , 9/14/26 ... 953 935
FW1708283.UP.FTS.B , 30 .95% , 9/14/26 .. 2,265 2,225
FW1709045.UP.FTS.B , 31 .04% , 9/14/26 .. 1,700 1,670
FW1709237.UP.FTS.B , 31 .24% , 9/14/26 .. 2,835 2,785
FW1712567.UP.FTS.B , 31 .44% , 9/14/26 .. 1,647 1,618
FW1708897.UP.FTS.B , 32 .27% , 9/14/26 .. 1,439 1,413
L1709686.UP.FTS.B , 14 .5% , 9/16/26 .... 9,409 9,178
L1705354.UP.FTS.B , 14 .33% , 9/28/26 .... 13,396 962
L1873953.UP.FTS.B , 6 .89% , 10/18/26 .... 22,044 21,421
FW1872946.UP.FTS.B , 7 .02% , 10/18/26 .. 2,876 2,796
L1874550.UP.FTS.B , 10 .94% , 10/18/26 ... 3,726 3,631
L1873178.UP.FTS.B , 11 .12% , 10/18/26 ... 3,964 877
L1873001.UP.FTS.B , 11 .14% , 10/18/26 ... 3,794 842
L1872155.UP.FTS.B , 11 .36% , 10/18/26 ... 901 879
L1873842.UP.FTS.B , 11 .7% , 10/18/26 .... 8,190 7,984
L1873090.UP.FTS.B , 11 .9% , 10/18/26 .... 708 690
L1873798.UP.FTS.B , 12 .44% , 10/18/26 ... 1,901 1,853
L1874099.UP.FTS.B , 12 .59% , 10/18/26 ... 8,591 8,375
L1872876.UP.FTS.B , 13 .07% , 10/18/26 ... 1,197 1,168
L1874284.UP.FTS.B , 13 .39% , 10/18/26 ... 3,847 3,753
L1873434.UP.FTS.B , 13 .54% , 10/18/26 ... 1,590 114
FW1873975.UP.FTS.B , 13 .55% , 10/18/26 . 3,132 3,055
L1873174.UP.FTS.B , 13 .86% , 10/18/26 ... 5,988 5,862
L1874369.UP.FTS.B , 14 .32% , 10/18/26 ... 3,898 3,839
FW1874328.UP.FTS.B , 14 .8% , 10/18/26 .. 4,896 4,821
L1860167.UP.FTS.B , 14 .86% , 10/18/26 ... 833 821
L1873835.UP.FTS.B , 15 .93% , 10/18/26 ... 4,723 4,656
L1873166.UP.FTS.B , 16 .01% , 10/18/26 ... 10,288 6,510
L1872550.UP.FTS.B , 16 .04% , 10/18/26 ... 2,828 124
L1872814.UP.FTS.B , 16 .38% , 10/18/26 ... 7,445 7,340
L1873320.UP.FTS.B , 16 .64% , 10/18/26 ... 1,001 986
L1873808.UP.FTS.B , 16 .88% , 10/18/26 ... 2,761 2,702
L1874262.UP.FTS.B , 17 .04% , 10/18/26 ... 3,240 2,376
L1873707.UP.FTS.B , 17 .21% , 10/18/26 ... 5,722 5,642
FW1869707.UP.FTS.B , 17 .52% , 10/18/26 . 7,587 7,428
FW1873390.UP.FTS.B , 17 .6% , 10/18/26 .. 6,075 5,948
L1873345.UP.FTS.B , 17 .63% , 10/18/26 ... 2,906 2,846
FW1874335.UP.FTS.B , 17 .64% , 10/18/26 . 20,099 19,634
L1874163.UP.FTS.B , 17 .64% , 10/18/26 ... 3,518 3,444
L1868602.UP.FTS.B , 18 .18% , 10/18/26 ... 1,723 1,687
FW1873109.UP.FTS.B , 18 .49% , 10/18/26 . 4,860 4,760
L1872626.UP.FTS.B , 19 .06% , 10/18/26 ... 4,083 580
L1873648.UP.FTS.B , 19 .32% , 10/18/26 ... 2,564 186
L1873350.UP.FTS.B , 19 .42% , 10/18/26 ... 5,763 5,648
L1873155.UP.FTS.B , 19 .56% , 10/18/26 ... 820 693
L1873356.UP.FTS.B , 19 .63% , 10/18/26 ... 849 832
L1873176.UP.FTS.B , 19 .77% , 10/18/26 ... 7,792 7,632
L1872983.UP.FTS.B , 19 .88% , 10/18/26 ... 3,374 776
FW1873856.UP.FTS.B , 20 .15% , 10/18/26 . 3,130 3,066

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
85
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1873825.UP.FTS.B , 20 .43% , 10/18/26 ... $ 26,160 $ 25,632
L1873221.UP.FTS.B , 20 .79% , 10/18/26 ... 1,052 1,031
L1874536.UP.FTS.B , 21 .47% , 10/18/26 ... 2,879 2,841
L1873820.UP.FTS.B , 21 .93% , 10/18/26 ... 1,808 1,773
L1872738.UP.FTS.B , 21 .97% , 10/18/26 ... 799 783
L1873278.UP.FTS.B , 21 .98% , 10/18/26 ... 3,140 3,079
L1873489.UP.FTS.B , 22 .12% , 10/18/26 ... 8,854 1,307
L1873504.UP.FTS.B , 22 .55% , 10/18/26 ... 597 586
L1874352.UP.FTS.B , 22 .6% , 10/18/26 .... 17,527 17,191
L1874034.UP.FTS.B , 22 .67% , 10/18/26 ... 1,180 1,158
L1873496.UP.FTS.B , 22 .72% , 10/18/26 ... 9,982 1,480
L1873307.UP.FTS.B , 23 .79% , 10/18/26 ... 815 800
L1874063.UP.FTS.B , 24 .01% , 10/18/26 ... 3,811 3,740
L1873180.UP.FTS.B , 24 .02% , 10/18/26 ... 544 534
L1873408.UP.FTS.B , 24 .34% , 10/18/26 ... 1,639 1,609
L1870381.UP.FTS.B , 24 .72% , 10/18/26 ... 3,747 3,678
L1873373.UP.FTS.B , 24 .83% , 10/18/26 ... 2,751 2,701
L1868887.UP.FTS.B , 24 .97% , 10/18/26 ... 7,934 7,787
L1872784.UP.FTS.B , 25 .04% , 10/18/26 ... 3,579 3,515
L1873877.UP.FTS.B , 25 .05% , 10/18/26 ... 2,863 430
FW1874269.UP.FTS.B , 25 .11% , 10/18/26 . 2,748 2,697
L1873304.UP.FTS.B , 25 .15% , 10/18/26 ... 864 848
FW1873516.UP.FTS.B , 25 .23% , 10/18/26 . 9,389 194
FW1873077.UP.FTS.B , 25 .29% , 10/18/26 . 1,655 1,625
L1873627.UP.FTS.B , 25 .33% , 10/18/26 ... 411 403
L1805232.UP.FTS.B , 25 .36% , 10/18/26 ... 3,037 2,983
L1872764.UP.FTS.B , 25 .4% , 10/18/26 .... 829 814
L1873079.UP.FTS.B , 25 .43% , 10/18/26 ... 898 65
L1874416.UP.FTS.B , 25 .46% , 10/18/26 ... 16,129 15,838
L1874151.UP.FTS.B , 25 .48% , 10/18/26 ... 608 597
L1874395.UP.FTS.B , 25 .5% , 10/18/26 .... 5,517 427
L1874041.UP.FTS.B , 26 .01% , 10/18/26 ... 4,053 3,980
L1870887.UP.FTS.B , 26 .18% , 10/18/26 ... 947 930
FW1874429.UP.FTS.B , 27 .19% , 10/18/26 . 2,140 2,104
FW1873344.UP.FTS.B , 27 .72% , 10/18/26 . 7,921 7,787
FW1873866.UP.FTS.B , 28 .25% , 10/18/26 . 548 539
FW1872622.UP.FTS.B , 28 .59% , 10/18/26 . 1,795 1,172
FW1874251.UP.FTS.B , 29 .26% , 10/18/26 . 2,875 2,829
FW1874208.UP.FTS.B , 29 .47% , 10/18/26 . 2,015 1,983
FW1873160.UP.FTS.B , 30 .04% , 10/18/26 . 1,502 107
FW1873268.UP.FTS.B , 30 .52% , 10/18/26 . 1,047 1,031
FW1872558.UP.FTS.B , 30 .55% , 10/18/26 . 756 745
FW1872779.UP.FTS.B , 30 .59% , 10/18/26 . 656 118
FW1873577.UP.FTS.B , 30 .59% , 10/18/26 . 3,495 3,440
FW1873018.UP.FTS.B , 31% , 10/18/26 ... 751 54
FW1874435.UP.FTS.B , 31 .05% , 10/18/26 . 1,085 714
FW1873234.UP.FTS.B , 31 .11% , 10/18/26 . 2,562 2,522
FW1874112.UP.FTS.B , 31 .18% , 10/18/26 . 2,869 2,825
FW1872975.UP.FTS.B , 32 .03% , 10/18/26 . 1,830 1,765
FW1873980.UP.FTS.B , 31 .12% , 10/28/26 . 1,532 1,510
L1874280.UP.FTS.B , 15 .62% , 11/01/26 ... 15,398 15,169
FW2008579.UP.FTS.B , 5 .93% , 11/09/26 .. 22,617 21,775
L2010047.UP.FTS.B , 7 .23% , 11/09/26 .... 4,600 4,469
L2004931.UP.FTS.B , 8 .92% , 11/09/26 .... 10,862 792
FW2005584.UP.FTS.B , 8 .98% , 11/09/26 .. 7,543 7,336
L2009940.UP.FTS.B , 9 .06% , 11/09/26 .... 16,040 15,592
L2009771.UP.FTS.B , 9 .73% , 11/09/26 .... 2,380 2,315
L1982018.UP.FTS.B , 9 .85% , 11/09/26 .... 2,383 2,317
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2008329.UP.FTS.B , 10 .3% , 11/09/26 .... $ 2,877 $ 2,797
L2008701.UP.FTS.B , 10 .48% , 11/09/26 ... 3,243 3,157
L2009188.UP.FTS.B , 10 .68% , 11/09/26 ... 12,273 11,952
L2009665.UP.FTS.B , 10 .88% , 11/09/26 ... 4,104 3,994
L2006261.UP.FTS.B , 10 .9% , 11/09/26 .... 1,557 1,524
L2009417.UP.FTS.B , 11 .04% , 11/09/26 ... 2,378 2,315
L2006518.UP.FTS.B , 11 .38% , 11/09/26 ... 1,597 1,556
L1977043.UP.FTS.B , 11 .43% , 11/09/26 ... 2,625 2,555
FW2006974.UP.FTS.B , 11 .44% , 11/09/26 . 6,078 5,916
L2008088.UP.FTS.B , 12 .1% , 11/09/26 .... 6,203 452
L2007707.UP.FTS.B , 12 .19% , 11/09/26 ... 7,224 7,035
L1991534.UP.FTS.B , 12 .48% , 11/09/26 ... 3,013 2,939
L2005066.UP.FTS.B , 12 .51% , 11/09/26 ... 7,436 7,239
L2007649.UP.FTS.B , 12 .88% , 11/09/26 ... 4,194 4,092
FW2009636.UP.FTS.B , 13 .06% , 11/09/26 . 2,932 2,856
FW2004957.UP.FTS.B , 13 .66% , 11/09/26 . 1,249 1,217
L2006397.UP.FTS.B , 13 .66% , 11/09/26 ... 4,998 4,869
L2008524.UP.FTS.B , 14 .03% , 11/09/26 ... 9,945 9,690
L2008113.UP.FTS.B , 14 .06% , 11/09/26 ... 10,798 10,521
L2009683.UP.FTS.B , 14 .08% , 11/09/26 ... 3,007 2,930
L2009234.UP.FTS.B , 14 .43% , 11/09/26 ... 7,320 7,136
L2008618.UP.FTS.B , 14 .73% , 11/09/26 ... 3,037 2,959
L2009287.UP.FTS.B , 14 .91% , 11/09/26 ... 2,942 2,867
L2008691.UP.FTS.B , 15 .38% , 11/09/26 ... 2,533 2,470
L2008772.UP.FTS.B , 15 .55% , 11/09/26 ... 5,111 5,027
L2007900.UP.FTS.B , 15 .91% , 11/09/26 ... 1,539 1,514
L2009243.UP.FTS.B , 15 .94% , 11/09/26 ... 5,135 5,051
FW2006940.UP.FTS.B , 15 .96% , 11/09/26 . 690 679
L2006713.UP.FTS.B , 16 .47% , 11/09/26 ... 6,610 1,401
L2009219.UP.FTS.B , 16 .5% , 11/09/26 .... 12,254 12,055
FW2010280.UP.FTS.B , 16 .52% , 11/09/26 . 8,272 8,139
FW2010216.UP.FTS.B , 16 .55% , 11/09/26 . 4,651 4,536
L2008001.UP.FTS.B , 16 .67% , 11/09/26 ... 8,531 1,103
FW2009372.UP.FTS.B , 16 .77% , 11/09/26 . 7,775 7,651
L2010173.UP.FTS.B , 16 .8% , 11/09/26 .... 4,150 4,083
L2008272.UP.FTS.B , 17 .06% , 11/09/26 ... 10,405 10,239
L2008918.UP.FTS.B , 17 .09% , 11/09/26 ... 3,851 3,789
FW2008938.UP.FTS.B , 17 .12% , 11/09/26 . 3,928 3,865
L2006918.UP.FTS.B , 18 .03% , 11/09/26 ... 17,453 17,051
L2008937.UP.FTS.B , 18 .22% , 11/09/26 ... 3,857 280
L2008467.UP.FTS.B , 18 .23% , 11/09/26 ... 5,339 2,439
FW2005538.UP.FTS.B , 18 .4% , 11/09/26 .. 3,178 3,106
FW2005908.UP.FTS.B , 18 .71% , 11/09/26 . 2,385 2,330
L2006524.UP.FTS.B , 18 .79% , 11/09/26 ... 2,540 2,483
FW2009511.UP.FTS.B , 18 .82% , 11/09/26 . 3,179 3,106
L2004618.UP.FTS.B , 18 .96% , 11/09/26 ... 3,494 476
L2007966.UP.FTS.B , 18 .98% , 11/09/26 ... 1,063 1,039
L2007377.UP.FTS.B , 19 .06% , 11/09/26 ... 9,046 8,907
L2007099.UP.FTS.B , 20 .26% , 11/09/26 ... 17,856 17,436
L2008551.UP.FTS.B , 20 .27% , 11/09/26 ... 11,652 11,380
L2009017.UP.FTS.B , 20 .52% , 11/09/26 ... 3,904 1,699
FW2004995.UP.FTS.B , 21% , 11/09/26 ... 3,152 3,082
FW2006513.UP.FTS.B , 21 .09% , 11/09/26 . 1,041 1,018
L2009584.UP.FTS.B , 21 .3% , 11/09/26 .... 6,182 6,040
L2006375.UP.FTS.B , 21 .38% , 11/09/26 ... 1,897 1,855
L2008251.UP.FTS.B , 21 .4% , 11/09/26 .... 2,733 2,673
FW2008069.UP.FTS.B , 21 .82% , 11/09/26 . 5,986 5,853
L2005261.UP.FTS.B , 22 .11% , 11/09/26 ... 5,090 4,976

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
86
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2009886.UP.FTS.B , 22 .16% , 11/09/26 . $ 2,201 $ 2,153
L2009468.UP.FTS.B , 22 .18% , 11/09/26 ... 7,154 6,993
L2009034.UP.FTS.B , 22 .22% , 11/09/26 ... 3,318 3,244
L2008599.UP.FTS.B , 22 .35% , 11/09/26 ... 1,103 1,079
L2008480.UP.FTS.B , 22 .94% , 11/09/26 ... 8,323 8,140
L2009304.UP.FTS.B , 23 .03% , 11/09/26 ... 2,169 –
L2007056.UP.FTS.B , 24 .37% , 11/09/26 ... 1,371 1,342
FW2009608.UP.FTS.B , 24 .41% , 11/09/26 . 11,829 11,576
L2008806.UP.FTS.B , 24 .53% , 11/09/26 ... 5,167 376
L2009932.UP.FTS.B , 24 .83% , 11/09/26 ... 411 30
L2009896.UP.FTS.B , 24 .89% , 11/09/26 ... 1,508 1,476
FW2006718.UP.FTS.B , 24 .97% , 11/09/26 . 2,834 2,775
L2007001.UP.FTS.B , 25 .04% , 11/09/26 ... 851 833
L2009837.UP.FTS.B , 25 .1% , 11/09/26 .... 853 835
L2006519.UP.FTS.B , 25 .11% , 11/09/26 ... 1,278 616
L2008646.UP.FTS.B , 25 .12% , 11/09/26 ... 738 722
L2005357.UP.FTS.B , 25 .2% , 11/09/26 .... 2,840 2,780
L2006252.UP.FTS.B , 25 .33% , 11/09/26 ... 3,986 3,903
L2007046.UP.FTS.B , 25 .34% , 11/09/26 ... 1,024 1,002
FW2009941.UP.FTS.B , 25 .35% , 11/09/26 . 4,704 4,605
L2009460.UP.FTS.B , 25 .35% , 11/09/26 ... 1,763 1,726
L2005437.UP.FTS.B , 25 .37% , 11/09/26 ... 537 526
L2007026.UP.FTS.B , 25 .44% , 11/09/26 ... 1,025 1,004
L1976857.UP.FTS.B , 25 .45% , 11/09/26 ... 4,555 4,460
L2008185.UP.FTS.B , 25 .45% , 11/09/26 ... 2,306 2,260
L2005075.UP.FTS.B , 25 .48% , 11/09/26 ... 1,143 632
L2009842.UP.FTS.B , 25 .48% , 11/09/26 ... 1,955 141
L2004971.UP.FTS.B , 25 .6% , 11/09/26 .... 5,625 5,508
L2007383.UP.FTS.B , 25 .64% , 11/09/26 ... 2,225 2,179
L2008285.UP.FTS.B , 25 .92% , 11/09/26 ... 3,203 3,137
FW2007576.UP.FTS.B , 26 .1% , 11/09/26 .. 4,011 3,929
L2009167.UP.FTS.B , 26 .14% , 11/09/26 ... 5,734 5,616
L2005548.UP.FTS.B , 26 .19% , 11/09/26 ... 4,326 311
FW1993820.UP.FTS.B , 26 .38% , 11/09/26 . 3,448 3,378
FW2006658.UP.FTS.B , 26 .38% , 11/09/26 . 3,448 3,377
FW2008080.UP.FTS.B , 27 .3% , 11/09/26 .. 870 853
FW2009450.UP.FTS.B , 27 .39% , 11/09/26 . 4,881 4,783
FW2006870.UP.FTS.B , 27 .89% , 11/09/26 . 3,760 3,686
FW2005768.UP.FTS.B , 27 .98% , 11/09/26 . 877 861
FW2006392.UP.FTS.B , 28 .34% , 11/09/26 . 808 793
FW2005859.UP.FTS.B , 28 .42% , 11/09/26 . 7,732 7,585
FW2005194.UP.FTS.B , 29 .14% , 11/09/26 . 3,607 3,540
FW2009687.UP.FTS.B , 29 .61% , 11/09/26 . 3,366 3,302
FW2009414.UP.FTS.B , 30 .01% , 11/09/26 . 7,260 7,124
FW2008923.UP.FTS.B , 30 .84% , 11/09/26 . 2,037 146
FW2007936.UP.FTS.B , 30 .89% , 11/09/26 . 2,461 2,416
FW1985263.UP.FTS.B , 31 .02% , 11/09/26 . 954 937
FW2005025.UP.FTS.B , 31 .15% , 11/09/26 . 4,466 4,387
FW2008432.UP.FTS.B , 31 .3% , 11/09/26 .. 2,658 2,611
FW2008400.UP.FTS.B , 31 .31% , 11/09/26 . 2,084 1,049
FW2009323.UP.FTS.B , 31 .47% , 11/09/26 . 3,633 3,569
FW2009592.UP.FTS.B , 31 .5% , 11/09/26 .. 1,487 1,459
FW2007089.UP.FTS.B , 31 .52% , 11/09/26 . 5,099 1,203
FW2009221.UP.FTS.B , 30 .79% , 11/12/26 . 8,134 7,990
L2005604.UP.FTS.B , 7 .24% , 11/15/26 .... 11,072 10,762
L2009697.UP.FTS.B , 20 .69% , 11/15/26 ... 2,723 2,663
L2009364.UP.FTS.B , 25 .41% , 11/15/26 ... 2,832 2,774
FW2006841.UP.FTS.B , 29 .42% , 11/16/26 . 2,520 2,474
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2077362.UP.FTS.B , 10 .03% , 11/19/26 ... $ 9,555 $ 9,295
L2077278.UP.FTS.B , 10 .24% , 11/19/26 ... 985 959
L2079683.UP.FTS.B , 10 .46% , 11/19/26 ... 2,130 2,076
L2078817.UP.FTS.B , 10 .96% , 11/19/26 ... 22,239 21,669
L2077229.UP.FTS.B , 11 .22% , 11/19/26 ... 9,697 9,450
L2079790.UP.FTS.B , 11 .54% , 11/19/26 ... 4,148 4,042
L2078831.UP.FTS.B , 11 .67% , 11/19/26 ... 914 892
L2075431.UP.FTS.B , 11 .87% , 11/19/26 ... 11,243 10,958
L2077619.UP.FTS.B , 12 .17% , 11/19/26 ... 502 489
L2077342.UP.FTS.B , 12 .81% , 11/19/26 ... 1,978 1,929
L2069545.UP.FTS.B , 12 .88% , 11/19/26 ... 2,970 2,896
FW2076618.UP.FTS.B , 13 .72% , 11/19/26 . 11,504 11,221
L2077586.UP.FTS.B , 13 .74% , 11/19/26 ... 2,704 2,638
L2080759.UP.FTS.B , 14 .39% , 11/19/26 ... 7,439 7,258
FW2078825.UP.FTS.B , 14 .72% , 11/19/26 . 10,629 10,371
L2077934.UP.FTS.B , 15 .05% , 11/19/26 ... 3,811 3,719
L2079762.UP.FTS.B , 15 .07% , 11/19/26 ... 2,402 2,368
L2080377.UP.FTS.B , 15 .37% , 11/19/26 ... 4,590 4,524
L2078013.UP.FTS.B , 15 .44% , 11/19/26 ... 6,149 6,009
L2080949.UP.FTS.B , 16 .51% , 11/19/26 ... 3,057 3,014
L2077345.UP.FTS.B , 16 .52% , 11/19/26 ... 1,086 1,063
L2078556.UP.FTS.B , 16 .55% , 11/19/26 ... 2,321 2,289
L2077136.UP.FTS.B , 16 .73% , 11/19/26 ... 5,181 5,110
FW2080998.UP.FTS.B , 16 .87% , 11/19/26 . 483 476
FW2078513.UP.FTS.B , 16 .88% , 11/19/26 . 9,344 9,216
L2079147.UP.FTS.B , 16 .93% , 11/19/26 ... 8,773 8,653
L2073789.UP.FTS.B , 17 .39% , 11/19/26 ... 1,568 1,545
L2078785.UP.FTS.B , 17 .53% , 11/19/26 ... 5,230 5,124
FW2077194.UP.FTS.B , 17 .96% , 11/19/26 . 264 230
L2079526.UP.FTS.B , 17 .98% , 11/19/26 ... 1,997 1,951
L2078320.UP.FTS.B , 18 .26% , 11/19/26 ... 1,387 1,100
L2078541.UP.FTS.B , 18 .53% , 11/19/26 ... 1,851 1,814
L2078767.UP.FTS.B , 18 .54% , 11/19/26 ... 529 522
FW2080677.UP.FTS.B , 18 .72% , 11/19/26 . 9,014 8,896
FW2078252.UP.FTS.B , 19 .1% , 11/19/26 .. 857 840
L2079089.UP.FTS.B , 19 .11% , 11/19/26 ... 3,198 3,155
L2077889.UP.FTS.B , 19 .41% , 11/19/26 ... 3,948 3,871
L2079136.UP.FTS.B , 19 .7% , 11/19/26 .... 8,841 8,668
L2077834.UP.FTS.B , 19 .87% , 11/19/26 ... 8,339 5,277
FW2076082.UP.FTS.B , 20 .04% , 11/19/26 . 10,296 10,096
L2077864.UP.FTS.B , 20 .33% , 11/19/26 ... 11,870 11,640
L2077767.UP.FTS.B , 20 .73% , 11/19/26 ... 5,419 5,316
FW2079399.UP.FTS.B , 20 .8% , 11/19/26 .. 10,092 6,507
FW2080860.UP.FTS.B , 21 .93% , 11/19/26 . 10,666 10,468
FW2076510.UP.FTS.B , 22 .17% , 11/19/26 . 1,414 1,396
L2080597.UP.FTS.B , 22 .59% , 11/19/26 ... 1,216 1,194
L2078431.UP.FTS.B , 23 .7% , 11/19/26 .... 1,593 1,565
L2079001.UP.FTS.B , 24 .08% , 11/19/26 ... 7,542 7,413
FW2076263.UP.FTS.B , 24 .18% , 11/19/26 . 1,743 1,722
L2051923.UP.FTS.B , 24 .73% , 11/19/26 ... 560 551
FW2078837.UP.FTS.B , 25 .18% , 11/19/26 . 1,476 1,450
L2080819.UP.FTS.B , 25 .23% , 11/19/26 ... 996 644
L2080514.UP.FTS.B , 25 .27% , 11/19/26 ... 1,251 1,230
L2079636.UP.FTS.B , 25 .5% , 11/19/26 .... 1,187 1,167
L2080879.UP.FTS.B , 25 .51% , 11/19/26 ... 2,392 2,353
L2080301.UP.FTS.B , 25 .61% , 11/19/26 ... 2,261 2,223
L2076428.UP.FTS.B , 25 .82% , 11/19/26 ... 5,675 407
L2077747.UP.FTS.B , 25 .84% , 11/19/26 ... 3,630 3,570

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
87
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2076862.UP.FTS.B , 25 .93% , 11/19/26 ... $ 4,184 $ 302
FW2080275.UP.FTS.B , 26 .15% , 11/19/26 . 2,006 1,974
L2080156.UP.FTS.B , 26 .56% , 11/19/26 ... 1,728 1,700
FW2076617.UP.FTS.B , 26 .67% , 11/19/26 . 16,829 16,558
FW2070515.UP.FTS.B , 26 .89% , 11/19/26 . 2,599 2,558
L2075827.UP.FTS.B , 27% , 11/19/26 ..... 5,378 5,292
FW2076319.UP.FTS.B , 27 .45% , 11/19/26 . 2,323 2,286
FW2079921.UP.FTS.B , 29 .67% , 11/19/26 . 1,832 1,195
FW2078839.UP.FTS.B , 30 .61% , 11/19/26 . 424 126
FW2076598.UP.FTS.B , 31 .11% , 11/19/26 . 381 375
L2078364.UP.FTS.B , 15 .16% , 11/20/26 ... 3,054 3,009
L2008677.UP.FTS.B , 10 .77% , 11/23/26 ... 4,837 4,707
L2010117.UP.FTS.B , 24 .96% , 11/23/26 ... 2,288 2,241
FW2003971.UP.FTS.B , 17 .71% , 11/24/26 . 15,007 9,386
FW2007433.UP.FTS.B , 21 .02% , 11/24/26 . 4,102 4,009
FW2005949.UP.FTS.B , 25 .57% , 11/24/26 . 4,776 714
L2079956.UP.FTS.B , 14 .89% , 12/01/26 ... 3,699 3,642
L2198358.UP.FTS.B , 7 .09% , 12/07/26 .... 1,271 1,246
L2196810.UP.FTS.B , 7 .42% , 12/07/26 .... 2,874 2,791
L2198501.UP.FTS.B , 8 .94% , 12/07/26 .... 1,952 1,897
L2195995.UP.FTS.B , 9 .12% , 12/07/26 .... 2,105 2,046
L2199695.UP.FTS.B , 9 .66% , 12/07/26 .... 2,956 2,873
L2199924.UP.FTS.B , 9 .76% , 12/07/26 .... 3,454 3,356
L2198890.UP.FTS.B , 10 .21% , 12/07/26 ... 281 276
FW2200013.UP.FTS.B , 10 .26% , 12/07/26 . 6,951 6,754
L2198751.UP.FTS.B , 10 .42% , 12/07/26 ... 3,980 3,868
L2199240.UP.FTS.B , 10 .7% , 12/07/26 .... 4,093 3,981
L2196100.UP.FTS.B , 10 .99% , 12/07/26 ... 801 779
L2197856.UP.FTS.B , 11 .23% , 12/07/26 ... 2,713 2,637
L2196592.UP.FTS.B , 11 .62% , 12/07/26 ... 2,725 2,650
FW2199260.UP.FTS.B , 12 .51% , 12/07/26 . 12,496 12,154
L2200204.UP.FTS.B , 12 .79% , 12/07/26 ... 6,662 6,480
L2200250.UP.FTS.B , 13 .28% , 12/07/26 ... 2,574 2,504
L2197658.UP.FTS.B , 13 .72% , 12/07/26 ... 2,587 2,518
FW2198593.UP.FTS.B , 14 .12% , 12/07/26 . 3,120 3,036
L2197131.UP.FTS.B , 14 .14% , 12/07/26 ... 572 557
L2199997.UP.FTS.B , 14 .15% , 12/07/26 ... 1,924 1,872
L2196035.UP.FTS.B , 14 .38% , 12/07/26 ... 3,291 237
L2198350.UP.FTS.B , 15 .19% , 12/07/26 ... 493 480
L2199860.UP.FTS.B , 16 .1% , 12/07/26 .... 7,647 7,512
L2199879.UP.FTS.B , 16 .31% , 12/07/26 ... 7,831 7,629
L2198446.UP.FTS.B , 16 .58% , 12/07/26 ... 26,252 25,793
L2198880.UP.FTS.B , 16 .74% , 12/07/26 ... 1,926 1,892
FW2197380.UP.FTS.B , 17 .12% , 12/07/26 . 1,614 1,585
L2198345.UP.FTS.B , 17 .18% , 12/07/26 ... 12,812 12,588
L2198376.UP.FTS.B , 17 .42% , 12/07/26 ... 11,946 11,657
L2192178.UP.FTS.B , 17 .53% , 12/07/26 ... 4,054 3,984
FW2196193.UP.FTS.B , 17 .59% , 12/07/26 . 15,516 733
L2199819.UP.FTS.B , 17 .72% , 12/07/26 ... 10,670 1,360
L2200255.UP.FTS.B , 17 .89% , 12/07/26 ... 4,419 4,312
L2199726.UP.FTS.B , 18 .1% , 12/07/26 .... 3,263 3,207
L2196412.UP.FTS.B , 18 .83% , 12/07/26 ... 987 970
L2199248.UP.FTS.B , 19 .04% , 12/07/26 ... 8,267 8,124
L2199663.UP.FTS.B , 19 .69% , 12/07/26 ... 3,535 771
L2199129.UP.FTS.B , 20 .12% , 12/07/26 ... 1,223 1,202
L2199523.UP.FTS.B , 20 .46% , 12/07/26 ... 1,177 1,153
L2196447.UP.FTS.B , 20 .62% , 12/07/26 ... 3,742 1,645
L2197655.UP.FTS.B , 20 .75% , 12/07/26 ... 2,801 2,734
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2196680.UP.FTS.B , 21 .47% , 12/07/26 ... $ 3,487 $ 3,406
L2197631.UP.FTS.B , 21 .55% , 12/07/26 ... 2,546 2,487
L2196775.UP.FTS.B , 22 .04% , 12/07/26 ... 567 554
L2199874.UP.FTS.B , 22 .34% , 12/07/26 ... 4,669 4,561
L2192706.UP.FTS.B , 22 .47% , 12/07/26 ... 5,691 5,557
L2197670.UP.FTS.B , 22 .54% , 12/07/26 ... 2,082 2,033
FW2196522.UP.FTS.B , 23 .26% , 12/07/26 . 3,446 3,366
L2195799.UP.FTS.B , 23 .37% , 12/07/26 ... 5,212 378
FW2192438.UP.FTS.B , 23 .66% , 12/07/26 . 6,920 6,761
FW2195703.UP.FTS.B , 24 .25% , 12/07/26 . 1,079 503
FW2200190.UP.FTS.B , 24 .4% , 12/07/26 .. 1,654 120
L2200210.UP.FTS.B , 24 .56% , 12/07/26 ... 11,752 11,491
L2200145.UP.FTS.B , 24 .91% , 12/07/26 ... 333 326
L2196714.UP.FTS.B , 25 .02% , 12/07/26 ... 793 777
L2196219.UP.FTS.B , 25 .27% , 12/07/26 ... 5,204 5,088
L2198546.UP.FTS.B , 25 .32% , 12/07/26 ... 880 860
L2199586.UP.FTS.B , 25 .33% , 12/07/26 ... 392 383
L2198050.UP.FTS.B , 25 .44% , 12/07/26 ... 3,240 1,492
L2197183.UP.FTS.B , 25 .46% , 12/07/26 ... 999 977
L2197844.UP.FTS.B , 25 .47% , 12/07/26 ... 2,972 2,906
L2199814.UP.FTS.B , 25 .68% , 12/07/26 ... 3,530 3,452
FW2199793.UP.FTS.B , 25 .9% , 12/07/26 .. 4,717 4,614
FW2200076.UP.FTS.B , 28 .24% , 12/07/26 . 30,153 29,521
FW2200069.UP.FTS.B , 28 .54% , 12/07/26 . 2,420 2,370
FW2198176.UP.FTS.B , 29 .22% , 12/07/26 . 2,215 2,170
FW2198672.UP.FTS.B , 30 .42% , 12/07/26 . 3,723 3,651
FW2198825.UP.FTS.B , 30 .6% , 12/07/26 .. 2,383 –
FW2198098.UP.FTS.B , 31% , 12/07/26 ... 3,713 3,642
FW2199632.UP.FTS.B , 32 .42% , 12/07/26 . 3,069 3,010
L2201511.UP.FTS.B , 5 .03% , 12/08/26 .... 4,201 4,073
L2201100.UP.FTS.B , 5 .82% , 12/08/26 .... 4,692 4,516
FW2201687.UP.FTS.B , 5 .98% , 12/08/26 .. 2,081 2,008
L2201658.UP.FTS.B , 6% , 12/08/26 ...... 770 338
L2203382.UP.FTS.B , 6 .5% , 12/08/26 .... 4,733 4,555
L2206413.UP.FTS.B , 7 .44% , 12/08/26 .... 4,312 4,191
L2201126.UP.FTS.B , 7 .87% , 12/08/26 .... 9,791 9,526
L2200918.UP.FTS.B , 8 .74% , 12/08/26 .... 2,095 2,037
L2201288.UP.FTS.B , 9 .13% , 12/08/26 .... 1,615 1,571
FW2202215.UP.FTS.B , 9 .76% , 12/08/26 .. 20,283 19,738
L2202140.UP.FTS.B , 10 .05% , 12/08/26 ... 1,875 1,823
L2202043.UP.FTS.B , 10 .08% , 12/08/26 ... 9,904 9,630
L2205692.UP.FTS.B , 10 .33% , 12/08/26 ... 8,200 7,977
L2205258.UP.FTS.B , 10 .97% , 12/08/26 ... 1,792 1,744
L2202707.UP.FTS.B , 11 .01% , 12/08/26 ... 5,011 4,873
L2200873.UP.FTS.B , 11 .09% , 12/08/26 ... 4,513 4,389
L2205661.UP.FTS.B , 11 .13% , 12/08/26 ... 6,020 5,855
FW2202691.UP.FTS.B , 11 .21% , 12/08/26 . 1,506 1,465
L2204932.UP.FTS.B , 11 .21% , 12/08/26 ... 9,369 681
L2201522.UP.FTS.B , 11 .25% , 12/08/26 ... 10,048 9,773
FW2201210.UP.FTS.B , 12 .48% , 12/08/26 . 1,019 992
L2201683.UP.FTS.B , 13 .05% , 12/08/26 ... 1,790 129
L2203910.UP.FTS.B , 13 .18% , 12/08/26 ... 5,915 5,756
L2202867.UP.FTS.B , 13 .27% , 12/08/26 ... 2,314 1,068
L2206744.UP.FTS.B , 13 .51% , 12/08/26 ... 15,486 15,074
L2202534.UP.FTS.B , 13 .68% , 12/08/26 ... 7,759 7,553
L2200884.UP.FTS.B , 13 .99% , 12/08/26 ... 3,842 3,740
L2204734.UP.FTS.B , 13 .99% , 12/08/26 ... 1,907 1,857
L2189789.UP.FTS.B , 14 .09% , 12/08/26 ... 191 188

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
88
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2201701.UP.FTS.B , 14 .19% , 12/08/26 ... $ 3,642 $ 3,547
L2200543.UP.FTS.B , 14 .23% , 12/08/26 ... 2,867 382
FW2206534.UP.FTS.B , 14 .38% , 12/08/26 . 1,667 1,623
FW2201365.UP.FTS.B , 14 .41% , 12/08/26 . 7,563 7,365
L2205970.UP.FTS.B , 14 .78% , 12/08/26 ... 1,404 1,368
L2203172.UP.FTS.B , 14 .86% , 12/08/26 ... 5,244 5,108
L2201429.UP.FTS.B , 15 .27% , 12/08/26 ... 6,270 6,107
L2203888.UP.FTS.B , 15 .35% , 12/08/26 ... 1,582 1,541
L2201650.UP.FTS.B , 15 .45% , 12/08/26 ... 2,444 175
L2205307.UP.FTS.B , 15 .66% , 12/08/26 ... 1,062 1,043
L2193881.UP.FTS.B , 15 .75% , 12/08/26 ... 2,331 2,290
L2205432.UP.FTS.B , 15 .94% , 12/08/26 ... 13,029 12,807
L2206448.UP.FTS.B , 16% , 12/08/26 ..... 5,579 5,435
L2195672.UP.FTS.B , 16 .2% , 12/08/26 .... 6,846 6,727
L2202979.UP.FTS.B , 16 .63% , 12/08/26 ... 1,052 1,025
L2203269.UP.FTS.B , 16 .66% , 12/08/26 ... 2,409 2,367
L2206760.UP.FTS.B , 17 .01% , 12/08/26 ... 24,619 24,197
L2200739.UP.FTS.B , 17 .06% , 12/08/26 ... 1,452 1,427
L2200406.UP.FTS.B , 17 .28% , 12/08/26 ... 2,372 2,331
L2204275.UP.FTS.B , 17 .48% , 12/08/26 ... 3,229 429
L2203876.UP.FTS.B , 17 .53% , 12/08/26 ... 11,911 11,707
L2202653.UP.FTS.B , 17 .59% , 12/08/26 ... 6,707 6,596
L2200437.UP.FTS.B , 17 .72% , 12/08/26 ... 1,354 1,322
L2206114.UP.FTS.B , 17 .92% , 12/08/26 ... 1,090 1,072
L2201870.UP.FTS.B , 17 .98% , 12/08/26 ... 1,630 1,592
FW2200514.UP.FTS.B , 18 .68% , 12/08/26 . 5,638 2,525
L2202316.UP.FTS.B , 18 .78% , 12/08/26 ... 1,371 1,339
L2203614.UP.FTS.B , 18 .9% , 12/08/26 .... 9,030 1,214
FW2204149.UP.FTS.B , 19 .13% , 12/08/26 . 2,760 2,696
FW2201703.UP.FTS.B , 19 .15% , 12/08/26 . 1,909 1,865
L2171699.UP.FTS.B , 19 .26% , 12/08/26 ... 5,512 5,382
FW2201480.UP.FTS.B , 19 .28% , 12/08/26 . 3,859 3,795
L2204805.UP.FTS.B , 19 .42% , 12/08/26 ... 5,913 5,778
L2201833.UP.FTS.B , 19 .78% , 12/08/26 ... 2,765 2,701
L2203346.UP.FTS.B , 19 .86% , 12/08/26 ... 3,549 3,491
L2203970.UP.FTS.B , 19 .89% , 12/08/26 ... 1,436 104
FW2185665.UP.FTS.B , 20 .17% , 12/08/26 . 8,294 8,163
L2200446.UP.FTS.B , 20 .19% , 12/08/26 ... 611 597
L2200528.UP.FTS.B , 20 .47% , 12/08/26 ... 1,953 1,909
L2201790.UP.FTS.B , 20 .6% , 12/08/26 .... 1,565 1,530
FW2205623.UP.FTS.B , 21 .01% , 12/08/26 . 6,720 935
L2203340.UP.FTS.B , 21 .11% , 12/08/26 ... 2,803 2,737
L2203266.UP.FTS.B , 21 .37% , 12/08/26 ... 2,889 2,824
L2203685.UP.FTS.B , 21 .52% , 12/08/26 ... 1,975 1,930
L2206634.UP.FTS.B , 21 .58% , 12/08/26 ... 1,242 1,213
FW2200309.UP.FTS.B , 21 .86% , 12/08/26 . 2,026 1,980
L2204816.UP.FTS.B , 22 .27% , 12/08/26 ... 5,359 5,238
FW2202543.UP.FTS.B , 22 .46% , 12/08/26 . 1,083 1,059
L2200624.UP.FTS.B , 22 .5% , 12/08/26 .... 1,140 1,115
L2201275.UP.FTS.B , 22 .92% , 12/08/26 ... 2,222 1,072
L2203293.UP.FTS.B , 22 .93% , 12/08/26 ... 973 952
FW2203667.UP.FTS.B , 23 .01% , 12/08/26 . 8,596 8,409
L2203557.UP.FTS.B , 23 .55% , 12/08/26 ... 901 882
L2200929.UP.FTS.B , 23 .61% , 12/08/26 ... 1,428 1,397
L2205223.UP.FTS.B , 23 .62% , 12/08/26 ... 2,917 2,855
L2197277.UP.FTS.B , 23 .68% , 12/08/26 ... 3,754 3,674
L2205882.UP.FTS.B , 23 .83% , 12/08/26 ... 1,734 1,707
FW2200085.UP.FTS.B , 23 .88% , 12/08/26 . 1,734 1,696
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2201603.UP.FTS.B , 24 .38% , 12/08/26 ... $ 3,363 $ 243
L2204440.UP.FTS.B , 24 .51% , 12/08/26 ... 698 683
L2200752.UP.FTS.B , 24 .63% , 12/08/26 ... 583 570
FW2200668.UP.FTS.B , 24 .66% , 12/08/26 . 7,283 7,126
L2201876.UP.FTS.B , 24 .84% , 12/08/26 ... 642 629
L2200418.UP.FTS.B , 24 .91% , 12/08/26 ... 4,397 4,302
L2201388.UP.FTS.B , 24 .93% , 12/08/26 ... 1,686 1,650
L2203217.UP.FTS.B , 25 .16% , 12/08/26 ... 670 312
L2202422.UP.FTS.B , 25 .21% , 12/08/26 ... 2,126 2,081
L2201763.UP.FTS.B , 25 .22% , 12/08/26 ... 4,051 3,991
L2203014.UP.FTS.B , 25 .25% , 12/08/26 ... 2,929 2,867
L2204236.UP.FTS.B , 25 .3% , 12/08/26 .... 3,009 2,946
L2201267.UP.FTS.B , 25 .35% , 12/08/26 ... 587 574
L2207019.UP.FTS.B , 25 .36% , 12/08/26 ... 869 851
L2206798.UP.FTS.B , 25 .37% , 12/08/26 ... 376 369
L2204385.UP.FTS.B , 25 .38% , 12/08/26 ... 705 690
L2204272.UP.FTS.B , 25 .42% , 12/08/26 ... 876 857
L2200539.UP.FTS.B , 25 .48% , 12/08/26 ... 3,181 3,116
L2202382.UP.FTS.B , 25 .5% , 12/08/26 .... 1,057 1,035
L2206619.UP.FTS.B , 25 .63% , 12/08/26 ... 4,411 4,319
L2201626.UP.FTS.B , 25 .65% , 12/08/26 ... 4,080 572
FW2202207.UP.FTS.B , 25 .82% , 12/08/26 . 3,111 3,049
L2205529.UP.FTS.B , 25 .96% , 12/08/26 ... 4,130 4,044
L2200501.UP.FTS.B , 26 .06% , 12/08/26 ... 1,258 1,232
L2200760.UP.FTS.B , 26 .49% , 12/08/26 ... 6,712 3,153
FW2205293.UP.FTS.B , 26 .73% , 12/08/26 . 1,097 1,076
FW2205802.UP.FTS.B , 27% , 12/08/26 ... 2,203 1,020
FW2200840.UP.FTS.B , 27 .39% , 12/08/26 . 5,026 4,924
FW2206331.UP.FTS.B , 28 .09% , 12/08/26 . 6,326 6,204
FW2200263.UP.FTS.B , 28 .29% , 12/08/26 . 10,982 10,773
FW2202084.UP.FTS.B , 28 .33% , 12/08/26 . 863 846
FW2206080.UP.FTS.B , 28 .43% , 12/08/26 . 1,763 1,728
FW2202420.UP.FTS.B , 28 .72% , 12/08/26 . 2,812 2,757
FW2203128.UP.FTS.B , 28 .72% , 12/08/26 . 604 592
FW2200463.UP.FTS.B , 28 .91% , 12/08/26 . 728 715
FW2201925.UP.FTS.B , 29 .05% , 12/08/26 . 704 691
FW2201641.UP.FTS.B , 29 .67% , 12/08/26 . 5,010 4,915
FW2206862.UP.FTS.B , 29 .87% , 12/08/26 . 2,939 2,885
FW2204427.UP.FTS.B , 30 .34% , 12/08/26 . 4,919 4,827
FW2202866.UP.FTS.B , 30 .6% , 12/08/26 .. 731 336
FW2203290.UP.FTS.B , 31 .07% , 12/08/26 . 866 850
FW2206683.UP.FTS.B , 31 .07% , 12/08/26 . 1,271 1,247
FW2205002.UP.FTS.B , 31 .08% , 12/08/26 . 1,919 1,883
FW2200524.UP.FTS.B , 31 .14% , 12/08/26 . 3,837 3,764
FW2199311.UP.FTS.B , 31 .18% , 12/08/26 . 868 852
FW2203562.UP.FTS.B , 32 .34% , 12/08/26 . 4,329 615
FW2199186.UP.FTS.B , 25 .95% , 12/09/26 . 1,466 1,434
FW2201142.UP.FTS.B , 31 .05% , 12/12/26 . 621 610
L2202911.UP.FTS.B , 21 .13% , 12/14/26 ... 3,626 3,544
L2196899.UP.FTS.B , 24 .65% , 12/15/26 ... 3,397 3,323
FW2199126.UP.FTS.B , 31 .54% , 12/15/26 . 3,877 3,809
FW2198165.UP.FTS.B , 14 .07% , 12/16/26 . 730 710
L2200110.UP.FTS.B , 25 .93% , 12/16/26 ... 4,452 4,362
L2203118.UP.FTS.B , 8 .78% , 12/17/26 .... 3,889 3,779
L2203117.UP.FTS.B , 13 .79% , 12/17/26 ... 4,469 4,351
L2201499.UP.FTS.B , 21 .34% , 12/17/26 ... 6,226 6,087
FW2205704.UP.FTS.B , 28 .05% , 12/18/26 . 3,035 2,978
FW2197646.UP.FTS.B , 16 .34% , 12/22/26 . 4,334 4,230

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
89
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2195329.UP.FTS.B , 17 .11% , 12/22/26 ... $ 3,080 $ 407
L2194879.UP.FTS.B , 17 .51% , 12/22/26 ... 11,115 6,880
FW2198520.UP.FTS.B , 20 .07% , 12/22/26 . 5,564 5,433
L2196637.UP.FTS.B , 24 .42% , 12/22/26 ... 8,745 8,556
L2195912.UP.FTS.B , 25 .21% , 12/22/26 ... 4,852 4,749
FW2195399.UP.FTS.B , 29 .81% , 12/22/26 . 1,470 941
L2203381.UP.FTS.B , 18 .04% , 12/23/26 ... 5,749 5,653
FW2206855.UP.FTS.B , 19 .38% , 12/23/26 . 2,779 2,711
L2411009.UP.FTS.B , 5 .26% , 1/11/27 ..... 16,886 16,229
FW2412321.UP.FTS.B , 5 .36% , 1/11/27 ... 28,319 2,055
L2402399.UP.FTS.B , 6 .09% , 1/11/27 ..... 13,213 12,703
FW2408524.UP.FTS.B , 6 .18% , 1/11/27 ... 5,273 5,071
L2413519.UP.FTS.B , 6 .19% , 1/11/27 ..... 12,242 11,773
FW2411884.UP.FTS.B , 6 .2% , 1/11/27 .... 12,207 11,737
L2411160.UP.FTS.B , 7 .26% , 1/11/27 ..... 7,421 7,139
FW2406810.UP.FTS.B , 7 .3% , 1/11/27 .... 2,984 2,876
L2408660.UP.FTS.B , 7 .61% , 1/11/27 ..... 3,429 3,331
L2412785.UP.FTS.B , 7 .81% , 1/11/27 ..... 996 968
L2412559.UP.FTS.B , 7 .83% , 1/11/27 ..... 2,250 2,192
L2408557.UP.FTS.B , 7 .86% , 1/11/27 ..... 2,494 2,424
L2413727.UP.FTS.B , 8 .61% , 1/11/27 ..... 2,163 2,102
FW2410081.UP.FTS.B , 8 .78% , 1/11/27 ... 9,076 8,819
L2407187.UP.FTS.B , 8 .85% , 1/11/27 ..... 2,514 2,443
FW2411415.UP.FTS.B , 9 .04% , 1/11/27 ... 3,413 3,319
FW2413111.UP.FTS.B , 9 .07% , 1/11/27 ... 4,022 3,909
FW2413046.UP.FTS.B , 9 .47% , 1/11/27 ... 3,889 283
L2410685.UP.FTS.B , 9 .48% , 1/11/27 ..... 5,182 674
FW2406985.UP.FTS.B , 9 .83% , 1/11/27 ... 1,531 1,489
L2404630.UP.FTS.B , 10 .03% , 1/11/27 .... 26,438 1,921
L2411458.UP.FTS.B , 10 .12% , 1/11/27 .... 1,127 1,096
L2408600.UP.FTS.B , 10 .21% , 1/11/27 .... 2,192 2,131
L2413945.UP.FTS.B , 10 .53% , 1/11/27 .... 11,324 11,007
L2413322.UP.FTS.B , 10 .93% , 1/11/27 .... 5,382 5,233
L2413229.UP.FTS.B , 11 .26% , 1/11/27 .... 9,394 9,133
L2411571.UP.FTS.B , 11 .47% , 1/11/27 .... 3,942 3,836
L2413044.UP.FTS.B , 11 .78% , 1/11/27 .... 4,222 4,105
FW2408471.UP.FTS.B , 11 .94% , 1/11/27 .. 3,005 2,924
L2405206.UP.FTS.B , 12 .1% , 1/11/27 ..... 12,660 12,311
L2370107.UP.FTS.B , 12 .85% , 1/11/27 .... 2,592 2,521
L2412100.UP.FTS.B , 13 .07% , 1/11/27 .... 3,458 3,364
L2411596.UP.FTS.B , 13 .42% , 1/11/27 .... 2,659 2,587
FW2412293.UP.FTS.B , 13 .57% , 1/11/27 .. 2,725 2,653
FW2412839.UP.FTS.B , 13 .8% , 1/11/27 ... 5,767 5,611
FW2407206.UP.FTS.B , 13 .82% , 1/11/27 .. 3,208 3,122
FW2410061.UP.FTS.B , 13 .89% , 1/11/27 .. 10,703 10,416
L2409821.UP.FTS.B , 14 .42% , 1/11/27 .... 2,907 2,830
L2410324.UP.FTS.B , 14 .46% , 1/11/27 .... 10,808 4,452
L2405215.UP.FTS.B , 14 .48% , 1/11/27 .... 16,107 1,157
L2408774.UP.FTS.B , 14 .55% , 1/11/27 .... 2,157 2,119
L2408843.UP.FTS.B , 14 .84% , 1/11/27 .... 1,563 1,523
L2408436.UP.FTS.B , 15 .99% , 1/11/27 .... 22,020 21,631
L2379748.UP.FTS.B , 16 .06% , 1/11/27 .... 2,454 1,061
L2413797.UP.FTS.B , 16 .41% , 1/11/27 .... 6,442 469
L2406986.UP.FTS.B , 16 .62% , 1/11/27 .... 2,758 2,711
L2412621.UP.FTS.B , 16 .62% , 1/11/27 .... 2,207 2,169
L2407022.UP.FTS.B , 16 .96% , 1/11/27 .... 2,768 2,722
FW2411635.UP.FTS.B , 17 .05% , 1/11/27 .. 2,826 2,761
L2411840.UP.FTS.B , 17 .48% , 1/11/27 .... 15,836 15,430
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2406982.UP.FTS.B , 17 .53% , 1/11/27 .... $ 5,072 $ 4,955
L2412808.UP.FTS.B , 17 .54% , 1/11/27 .... 5,571 5,478
FW2411466.UP.FTS.B , 17 .75% , 1/11/27 .. 1,117 1,098
L2407285.UP.FTS.B , 17 .96% , 1/11/27 .... 2,850 1,266
FW2407640.UP.FTS.B , 18 .05% , 1/11/27 .. 6,161 6,004
L2410765.UP.FTS.B , 18 .19% , 1/11/27 .... 4,147 4,078
L2413233.UP.FTS.B , 18 .45% , 1/11/27 .... 1,448 625
L2412345.UP.FTS.B , 18 .51% , 1/11/27 .... 1,849 1,808
L2413035.UP.FTS.B , 18 .66% , 1/11/27 .... 1,670 754
FW2406958.UP.FTS.B , 18 .83% , 1/11/27 .. 1,319 1,298
L2407160.UP.FTS.B , 18 .83% , 1/11/27 .... 9,883 9,721
FW2406995.UP.FTS.B , 18 .92% , 1/11/27 .. 6,138 6,037
L2413429.UP.FTS.B , 19 .09% , 1/11/27 .... 262 258
L2412374.UP.FTS.B , 19 .25% , 1/11/27 .... 6,855 6,703
FW2410395.UP.FTS.B , 20 .34% , 1/11/27 .. 2,868 2,804
FW2412890.UP.FTS.B , 20 .68% , 1/11/27 .. 5,819 5,694
FW2410350.UP.FTS.B , 20 .75% , 1/11/27 .. 5,822 5,698
L2407644.UP.FTS.B , 21 .08% , 1/11/27 .... 2,312 2,261
L2410907.UP.FTS.B , 21 .6% , 1/11/27 ..... 2,042 1,999
FW2413140.UP.FTS.B , 22 .12% , 1/11/27 .. 3,396 248
L2413585.UP.FTS.B , 22 .13% , 1/11/27 .... 4,732 4,634
L2413345.UP.FTS.B , 22 .45% , 1/11/27 .... 3,566 3,493
FW2412276.UP.FTS.B , 22 .84% , 1/11/27 .. 2,428 554
L2410622.UP.FTS.B , 23 .11% , 1/11/27 .... 2,831 2,772
FW2412083.UP.FTS.B , 23 .34% , 1/11/27 .. 2,718 2,662
L2408703.UP.FTS.B , 23 .63% , 1/11/27 .... 3,417 3,347
L2409471.UP.FTS.B , 23 .96% , 1/11/27 .... 4,044 293
L2413379.UP.FTS.B , 24 .03% , 1/11/27 .... 11,905 11,662
FW2412786.UP.FTS.B , 24 .26% , 1/11/27 .. 5,070 4,967
FW2407461.UP.FTS.B , 25 .01% , 1/11/27 .. 3,004 2,944
L2407824.UP.FTS.B , 25 .08% , 1/11/27 .... 2,464 2,415
L2410276.UP.FTS.B , 25 .16% , 1/11/27 .... 639 46
L2412631.UP.FTS.B , 25 .16% , 1/11/27 .... 157 155
FW2412505.UP.FTS.B , 25 .22% , 1/11/27 .. 2,842 2,788
L2406959.UP.FTS.B , 25 .22% , 1/11/27 .... 6,509 467
L2413560.UP.FTS.B , 25 .29% , 1/11/27 .... 2,134 2,093
FW2411982.UP.FTS.B , 25 .34% , 1/11/27 .. 3,020 2,962
L2411780.UP.FTS.B , 25 .37% , 1/11/27 .... 1,622 1,591
L2409900.UP.FTS.B , 25 .4% , 1/11/27 ..... 606 594
L2411491.UP.FTS.B , 25 .4% , 1/11/27 ..... 1,277 1,251
L2411973.UP.FTS.B , 25 .47% , 1/11/27 .... 784 768
L2411979.UP.FTS.B , 25 .48% , 1/11/27 .... 614 602
L2412081.UP.FTS.B , 25 .48% , 1/11/27 .... 1,118 1,099
L2411173.UP.FTS.B , 25 .49% , 1/11/27 .... 858 842
L2413595.UP.FTS.B , 25 .51% , 1/11/27 .... 1,841 1,805
FW2412928.UP.FTS.B , 25 .61% , 1/11/27 .. 1,209 1,185
L2412410.UP.FTS.B , 26 .21% , 1/11/27 .... 4,840 1,111
FW2411046.UP.FTS.B , 26 .47% , 1/11/27 .. 5,466 5,362
L2409231.UP.FTS.B , 26 .66% , 1/11/27 .... 2,799 2,746
FW2408955.UP.FTS.B , 27 .26% , 1/11/27 .. 1,555 731
FW2412354.UP.FTS.B , 27 .69% , 1/11/27 .. 617 605
FW2406988.UP.FTS.B , 27 .86% , 1/11/27 .. 3,085 3,027
FW2410159.UP.FTS.B , 27 .94% , 1/11/27 .. 2,707 2,656
FW2411293.UP.FTS.B , 29 .42% , 1/11/27 .. 1,001 983
FW2407567.UP.FTS.B , 29 .43% , 1/11/27 .. 2,503 2,458
FW2407055.UP.FTS.B , 29 .46% , 1/11/27 .. 2,830 2,779
FW2408568.UP.FTS.B , 29 .5% , 1/11/27 ... 2,815 2,765
FW2403902.UP.FTS.B , 29 .51% , 1/11/27 .. 1,468 104

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
90
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2412942.UP.FTS.B , 30 .18% , 1/11/27 .. $ 2,447 $ 2,406
FW2413390.UP.FTS.B , 30 .33% , 1/11/27 .. 2,724 2,676
FW2407748.UP.FTS.B , 30 .43% , 1/11/27 .. 1,515 1,488
FW2413147.UP.FTS.B , 30 .55% , 1/11/27 .. 2,830 661
FW2412502.UP.FTS.B , 30 .76% , 1/11/27 .. 9,487 9,322
FW2410401.UP.FTS.B , 30 .79% , 1/11/27 .. 840 826
FW2411299.UP.FTS.B , 30 .92% , 1/11/27 .. 1,082 1,064
FW2392367.UP.FTS.B , 30 .94% , 1/11/27 .. 1,414 1,389
FW2411010.UP.FTS.B , 31 .02% , 1/11/27 .. 2,855 2,806
FW2409966.UP.FTS.B , 31 .03% , 1/11/27 .. 2,092 2,056
FW2407947.UP.FTS.B , 31 .05% , 1/11/27 .. 2,283 2,243
FW2411701.UP.FTS.B , 31 .06% , 1/11/27 .. 870 855
FW2411738.UP.FTS.B , 31 .08% , 1/11/27 .. 1,124 1,105
FW2413942.UP.FTS.B , 31 .15% , 1/11/27 .. 284 279
FW2410271.UP.FTS.B , 31 .19% , 1/11/27 .. 1,218 1,198
FW2411062.UP.FTS.B , 32 .46% , 1/11/27 .. 4,493 4,418
FW2410751.UP.FTS.B , 34 .47% , 1/11/27 .. 3,197 3,059
L2414458.UP.FTS.B , 5 .96% , 1/12/27 .... 14,601 14,040
L2414801.UP.FTS.B , 6 .11% , 1/12/27 ..... 5,363 5,158
L2419361.UP.FTS.B , 6 .41% , 1/12/27 .... 734 706
L2402757.UP.FTS.B , 6 .51% , 1/12/27 .... 3,431 3,300
L2416784.UP.FTS.B , 6 .53% , 1/12/27 .... 981 943
L2418799.UP.FTS.B , 6 .56% , 1/12/27 .... 5,910 5,686
L2417049.UP.FTS.B , 6 .6% , 1/12/27 ..... 2,280 2,215
FW2414856.UP.FTS.B , 6 .64% , 1/12/27 ... 491 472
L2415375.UP.FTS.B , 6 .85% , 1/12/27 .... 3,553 258
L2416695.UP.FTS.B , 6 .86% , 1/12/27 .... 2,216 2,132
L2414595.UP.FTS.B , 7 .05% , 1/12/27 .... 3,701 3,596
L2419333.UP.FTS.B , 7 .27% , 1/12/27 .... 7,645 556
FW2415988.UP.FTS.B , 7 .29% , 1/12/27 ... 7,867 7,674
L2410292.UP.FTS.B , 7 .3% , 1/12/27 ..... 2,078 2,019
L2417990.UP.FTS.B , 7 .34% , 1/12/27 .... 24,762 24,059
L2417199.UP.FTS.B , 7 .43% , 1/12/27 .... 21,889 21,285
FW2419541.UP.FTS.B , 7 .5% , 1/12/27 .... 7,443 7,232
L2414153.UP.FTS.B , 7 .51% , 1/12/27 .... 1,241 1,194
L2417691.UP.FTS.B , 7 .69% , 1/12/27 .... 11,274 10,852
L2414031.UP.FTS.B , 7 .78% , 1/12/27 .... 8,768 1,085
L2417969.UP.FTS.B , 8 .13% , 1/12/27 .... 3,701 3,597
FW2416734.UP.FTS.B , 8 .22% , 1/12/27 ... 1,394 1,367
L2416137.UP.FTS.B , 8 .26% , 1/12/27 .... 5,209 5,063
FW2415662.UP.FTS.B , 8 .6% , 1/12/27 .... 3,964 292
L2416545.UP.FTS.B , 9 .07% , 1/12/27 .... 6,214 6,063
L2418009.UP.FTS.B , 9 .08% , 1/12/27 .... 6,071 5,902
L2414926.UP.FTS.B , 9 .43% , 1/12/27 .... 15,856 15,424
L2413887.UP.FTS.B , 9 .49% , 1/12/27 .... 3,057 2,971
FW2415990.UP.FTS.B , 9 .9% , 1/12/27 .... 15,358 14,931
L2414275.UP.FTS.B , 9 .91% , 1/12/27 .... 20,437 19,876
L2417012.UP.FTS.B , 10 .17% , 1/12/27 .... 1,025 997
L2415942.UP.FTS.B , 10 .21% , 1/12/27 .... 7,693 7,482
FW2417548.UP.FTS.B , 10 .24% , 1/12/27 .. 7,695 7,484
FW2417403.UP.FTS.B , 10 .31% , 1/12/27 .. 3,596 3,497
L2415901.UP.FTS.B , 10 .41% , 1/12/27 .... 8,226 8,000
L2414718.UP.FTS.B , 10 .85% , 1/12/27 .... 2,067 2,010
L2418788.UP.FTS.B , 10 .88% , 1/12/27 .... 2,531 2,479
FW2419104.UP.FTS.B , 11 .58% , 1/12/27 .. 4,170 4,057
L2415315.UP.FTS.B , 11 .71% , 1/12/27 .... 7,687 7,481
L2414779.UP.FTS.B , 11 .77% , 1/12/27 .... 2,090 2,033
L2415035.UP.FTS.B , 12 .36% , 1/12/27 .... 4,835 4,720
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2419353.UP.FTS.B , 12 .95% , 1/12/27 .... $ 17,263 $ 16,805
L2418973.UP.FTS.B , 13 .17% , 1/12/27 .... 11,148 10,854
L2419419.UP.FTS.B , 13 .25% , 1/12/27 .... 3,720 3,622
FW2417958.UP.FTS.B , 14 .2% , 1/12/27 ... 5,175 1,097
L2414553.UP.FTS.B , 14 .38% , 1/12/27 .... 10,909 10,626
L2418826.UP.FTS.B , 14 .49% , 1/12/27 .... 1,657 1,627
L2419563.UP.FTS.B , 14 .64% , 1/12/27 .... 15,446 15,056
L2419336.UP.FTS.B , 14 .72% , 1/12/27 .... 11,887 11,579
FW2417528.UP.FTS.B , 14 .86% , 1/12/27 .. 2,726 2,656
FW2414824.UP.FTS.B , 15 .13% , 1/12/27 .. 4,454 4,386
L2418818.UP.FTS.B , 15 .34% , 1/12/27 .... 3,760 3,664
L2418960.UP.FTS.B , 15 .54% , 1/12/27 .... 10,903 10,723
L2416354.UP.FTS.B , 15 .71% , 1/12/27 .... 2,615 2,550
FW2418121.UP.FTS.B , 15 .9% , 1/12/27 ... 23,337 4,968
L2414253.UP.FTS.B , 16 .15% , 1/12/27 .... 4,391 4,320
L2414473.UP.FTS.B , 16 .4% , 1/12/27 .... 550 541
L2415142.UP.FTS.B , 16 .59% , 1/12/27 .... 1,218 38
L2420474.UP.FTS.B , 16 .75% , 1/12/27 .... 8,288 8,080
L2417581.UP.FTS.B , 17 .27% , 1/12/27 .... 2,444 2,405
FW2414008.UP.FTS.B , 17 .55% , 1/12/27 .. 1,804 1,759
FW2394068.UP.FTS.B , 18 .18% , 1/12/27 .. 4,486 4,389
FW2415024.UP.FTS.B , 19 .94% , 1/12/27 .. 4,971 4,866
L2418100.UP.FTS.B , 20 .74% , 1/12/27 .... 10,427 10,208
L2416916.UP.FTS.B , 21 .22% , 1/12/27 .... 2,880 2,821
L2389418.UP.FTS.B , 22 .12% , 1/12/27 .... 3,654 3,583
L2415799.UP.FTS.B , 22 .22% , 1/12/27 .... 2,643 2,591
FW2408502.UP.FTS.B , 22 .28% , 1/12/27 .. 3,776 3,703
L2416737.UP.FTS.B , 23 .4% , 1/12/27 .... 1,597 1,566
FW2416362.UP.FTS.B , 23 .42% , 1/12/27 .. 2,959 2,902
L2409743.UP.FTS.B , 23 .49% , 1/12/27 .... 6,766 2,783
FW2414282.UP.FTS.B , 23 .79% , 1/12/27 .. 1,187 1,164
L2415306.UP.FTS.B , 24 .21% , 1/12/27 .... 6,437 6,315
L2418700.UP.FTS.B , 25 .3% , 1/12/27 .... 604 593
L2414994.UP.FTS.B , 25 .32% , 1/12/27 .... 1,133 1,112
L2411740.UP.FTS.B , 25 .36% , 1/12/27 .... 964 946
L2418717.UP.FTS.B , 25 .38% , 1/12/27 .... 2,022 1,985
L2414777.UP.FTS.B , 25 .43% , 1/12/27 .... 829 813
L2417114.UP.FTS.B , 25 .49% , 1/12/27 .... 1,146 1,125
L2418684.UP.FTS.B , 25 .49% , 1/12/27 .... 1,747 789
FW2418617.UP.FTS.B , 25 .69% , 1/12/27 .. 7,657 7,516
FW2418174.UP.FTS.B , 25 .89% , 1/12/27 .. 5,972 5,863
L2413654.UP.FTS.B , 25 .91% , 1/12/27 .... 3,457 3,391
L2414249.UP.FTS.B , 26 .35% , 1/12/27 .... 2,433 2,390
FW2419574.UP.FTS.B , 26 .43% , 1/12/27 .. 11,557 11,349
FW2415999.UP.FTS.B , 26 .93% , 1/12/27 .. 5,626 5,527
FW2411493.UP.FTS.B , 28 .18% , 1/12/27 .. 8,329 8,186
FW2417708.UP.FTS.B , 28 .27% , 1/12/27 .. 6,190 6,086
FW2418008.UP.FTS.B , 28 .88% , 1/12/27 .. 1,058 1,040
FW2418306.UP.FTS.B , 29 .61% , 1/12/27 .. 4,387 4,316
FW2415348.UP.FTS.B , 30 .45% , 1/12/27 .. 12,772 12,570
FW2419466.UP.FTS.B , 30 .59% , 1/12/27 .. 3,410 3,356
FW2417562.UP.FTS.B , 30 .84% , 1/12/27 .. 633 623
FW2418392.UP.FTS.B , 30 .87% , 1/12/27 .. 1,364 1,342
FW2416140.UP.FTS.B , 30 .99% , 1/12/27 .. 1,395 1,373
FW2417415.UP.FTS.B , 31 .03% , 1/12/27 .. 1,226 176
FW2417950.UP.FTS.B , 31 .11% , 1/12/27 .. 114 8
FW2414984.UP.FTS.B , 31 .12% , 1/12/27 .. 2,223 2,189
FW2416377.UP.FTS.B , 31 .22% , 1/12/27 .. 3,558 254

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
91
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2419527.UP.FTS.B , 33 .12% , 1/12/27 .. $ 840 $ 827
L2419307.UP.FTS.B , 7 .34% , 1/15/27 .... 20,173 19,418
L2410860.UP.FTS.B , 23 .88% , 1/15/27 .... 3,790 3,715
L2418737.UP.FTS.B , 5 .93% , 1/16/27 .... 1,948 1,873
L2410494.UP.FTS.B , 17 .56% , 1/16/27 .... 11,460 7,031
FW2415097.UP.FTS.B , 23 .87% , 1/16/27 .. 896 880
L2408655.UP.FTS.B , 5 .7% , 1/26/27 ..... 10,262 9,869
L2412142.UP.FTS.B , 8 .74% , 1/26/27 .... 8,545 8,309
L2409264.UP.FTS.B , 16 .99% , 1/26/27 .... 6,556 477
L2417088.UP.FTS.B , 15 .78% , 1/27/27 .... 4,340 4,265
L1711260.UP.FTS.B , 11 .26% , 2/14/27 .... 1,081 1,051
FW1709115.UP.FTS.B , 20 .14% , 2/14/27 .. 3,693 3,621
L1709217.UP.FTS.B , 25 .78% , 2/14/27 .... 17,150 16,892
FW1711280.UP.FTS.B , 28 .58% , 2/14/27 .. 16,512 –
FW1710725.UP.FTS.B , 30 .72% , 2/14/27 .. 1,734 1,702
L2632551.UP.FTS.B , 5 .37% , 2/15/27 .... 5,999 5,762
L2632779.UP.FTS.B , 5 .63% , 2/15/27 .... 3,510 3,371
L2633588.UP.FTS.B , 6 .56% , 2/15/27 .... 16,735 16,083
L2631314.UP.FTS.B , 6 .7% , 2/15/27 ..... 10,668 10,253
L2630774.UP.FTS.B , 8 .69% , 2/15/27 .... 2,081 2,002
L2635638.UP.FTS.B , 9 .41% , 2/15/27 .... 4,633 4,514
L2631278.UP.FTS.B , 9 .42% , 2/15/27 .... 2,623 2,550
FW2633029.UP.FTS.B , 9 .57% , 2/15/27 ... 788 766
FW2633295.UP.FTS.B , 9 .71% , 2/15/27 ... 10,751 1,332
FW2635362.UP.FTS.B , 9 .75% , 2/15/27 ... 6,720 1,348
L2633022.UP.FTS.B , 9 .86% , 2/15/27 .... 7,898 7,679
FW2635247.UP.FTS.B , 10 .37% , 2/15/27 .. 4,527 4,400
L2632143.UP.FTS.B , 10 .83% , 2/15/27 .... 2,794 2,728
L2632232.UP.FTS.B , 11 .83% , 2/15/27 .... 3,787 3,699
L2633836.UP.FTS.B , 12% , 2/15/27 ...... 5,988 3,536
L2630147.UP.FTS.B , 12 .15% , 2/15/27 .... 21,649 21,057
L2635861.UP.FTS.B , 12 .41% , 2/15/27 .... 4,613 4,488
L2637042.UP.FTS.B , 13 .14% , 2/15/27 .... 4,378 4,260
L2631332.UP.FTS.B , 13 .22% , 2/15/27 .... 2,738 2,665
FW2633237.UP.FTS.B , 13 .24% , 2/15/27 .. 2,191 2,132
L2631964.UP.FTS.B , 14% , 2/15/27 ...... 4,025 3,919
L2632724.UP.FTS.B , 14 .48% , 2/15/27 .... 2,918 2,841
L2637603.UP.FTS.B , 14 .83% , 2/15/27 .... 3,558 3,465
FW2631558.UP.FTS.B , 15 .18% , 2/15/27 .. 8,390 8,170
L2635221.UP.FTS.B , 15 .45% , 2/15/27 .... 4,152 4,043
FW2633986.UP.FTS.B , 15 .46% , 2/15/27 .. 14,551 8,592
FW2631951.UP.FTS.B , 15 .91% , 2/15/27 .. 5,096 3,088
FW2634727.UP.FTS.B , 16 .18% , 2/15/27 .. 3,732 3,670
L2635424.UP.FTS.B , 16 .37% , 2/15/27 .... 22,659 22,285
L2630011.UP.FTS.B , 16 .96% , 2/15/27 .... 2,851 2,777
FW2635945.UP.FTS.B , 17 .32% , 2/15/27 .. 3,146 3,078
FW2635531.UP.FTS.B , 18 .53% , 2/15/27 .. 6,834 6,725
FW2632933.UP.FTS.B , 18 .59% , 2/15/27 .. 5,796 5,704
L2634353.UP.FTS.B , 19 .06% , 2/15/27 .... 5,692 5,573
L2635013.UP.FTS.B , 20 .25% , 2/15/27 .... 3,362 3,294
L2633648.UP.FTS.B , 20 .29% , 2/15/27 .... 5,966 5,874
L2632212.UP.FTS.B , 21 .09% , 2/15/27 .... 2,356 2,308
L2637476.UP.FTS.B , 21 .48% , 2/15/27 .... 6,923 1,493
FW2631142.UP.FTS.B , 21 .84% , 2/15/27 .. 1,880 1,844
FW2634641.UP.FTS.B , 22 .06% , 2/15/27 .. 1,658 1,633
L2636740.UP.FTS.B , 22 .15% , 2/15/27 .... 600 589
L2633500.UP.FTS.B , 22 .28% , 2/15/27 .... 3,035 2,979
L2631781.UP.FTS.B , 23 .47% , 2/15/27 .... 1,697 121
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2633249.UP.FTS.B , 23 .49% , 2/15/27 .. $ 3,319 $ 3,258
L2629665.UP.FTS.B , 24 .47% , 2/15/27 .... 4,397 2,778
FW2634252.UP.FTS.B , 24 .49% , 2/15/27 .. 3,932 3,862
L2634268.UP.FTS.B , 25 .05% , 2/15/27 .... 1,452 1,427
FW2635941.UP.FTS.B , 25 .09% , 2/15/27 .. 2,887 2,838
L2634539.UP.FTS.B , 25 .3% , 2/15/27 .... 1,174 1,154
L2632154.UP.FTS.B , 25 .31% , 2/15/27 .... 14,525 14,272
L2636370.UP.FTS.B , 25 .4% , 2/15/27 .... 1,855 1,823
L2631893.UP.FTS.B , 25 .41% , 2/15/27 .... 2,201 2,163
L2634591.UP.FTS.B , 25 .45% , 2/15/27 .... 681 669
FW2631141.UP.FTS.B , 25 .72% , 2/15/27 .. 8,138 7,999
L2634677.UP.FTS.B , 25 .78% , 2/15/27 .... 2,483 2,440
L2636195.UP.FTS.B , 25 .92% , 2/15/27 .... 9,321 9,161
L2635199.UP.FTS.B , 26 .23% , 2/15/27 .... 3,925 3,859
FW2635628.UP.FTS.B , 26 .36% , 2/15/27 .. 1,699 397
FW2634760.UP.FTS.B , 26 .38% , 2/15/27 .. 3,681 3,618
L2635219.UP.FTS.B , 26 .59% , 2/15/27 .... 2,626 2,582
FW2637086.UP.FTS.B , 26 .68% , 2/15/27 .. 2,065 2,030
FW2632183.UP.FTS.B , 27 .72% , 2/15/27 .. 4,420 4,348
FW2634627.UP.FTS.B , 28 .11% , 2/15/27 .. 3,800 3,739
FW2634087.UP.FTS.B , 29 .37% , 2/15/27 .. 2,493 2,455
FW2632506.UP.FTS.B , 29 .8% , 2/15/27 ... 2,996 2,950
FW2631008.UP.FTS.B , 30 .31% , 2/15/27 .. 115 114
FW2636372.UP.FTS.B , 30 .35% , 2/15/27 .. 3,873 3,814
FW2632070.UP.FTS.B , 30 .58% , 2/15/27 .. 2,065 2,034
FW2631494.UP.FTS.B , 30 .85% , 2/15/27 .. 2,989 1,897
FW2629864.UP.FTS.B , 30 .9% , 2/15/27 ... 1,543 981
FW2633675.UP.FTS.B , 30 .91% , 2/15/27 .. 796 56
FW2631968.UP.FTS.B , 30 .98% , 2/15/27 .. 4,031 3,970
FW2633314.UP.FTS.B , 31 .08% , 2/15/27 .. 597 588
FW2633604.UP.FTS.B , 31 .13% , 2/15/27 .. 1,691 1,666
FW2637089.UP.FTS.B , 31 .23% , 2/15/27 .. 5,460 5,380
L2640422.UP.FTS.B , 7 .19% , 2/16/27 .... 3,048 2,962
L2644170.UP.FTS.B , 8 .74% , 2/16/27 .... 14,313 13,916
L2644467.UP.FTS.B , 8 .99% , 2/16/27 .... 701 690
L2641249.UP.FTS.B , 9 .09% , 2/16/27 .... 7,683 7,471
FW2640044.UP.FTS.B , 9 .77% , 2/16/27 ... 3,045 2,963
FW2639996.UP.FTS.B , 9 .85% , 2/16/27 ... 3,143 3,067
L2628258.UP.FTS.B , 10 .4% , 2/16/27 .... 8,645 8,408
L2639939.UP.FTS.B , 10 .73% , 2/16/27 .... 7,696 7,486
L2642462.UP.FTS.B , 10 .86% , 2/16/27 .... 3,967 813
L2640107.UP.FTS.B , 11 .57% , 2/16/27 .... 5,754 5,599
L2642580.UP.FTS.B , 11 .66% , 2/16/27 .... 1,884 1,833
FW2644262.UP.FTS.B , 11 .83% , 2/16/27 .. 5,394 5,250
L2642829.UP.FTS.B , 11 .96% , 2/16/27 .... 11,558 11,248
L2643133.UP.FTS.B , 12 .13% , 2/16/27 .... 5,885 5,729
L2640589.UP.FTS.B , 12 .31% , 2/16/27 .... 27,107 26,385
L2637999.UP.FTS.B , 12 .45% , 2/16/27 .... 6,080 5,918
FW2641042.UP.FTS.B , 12 .73% , 2/16/27 .. 654 636
L2641626.UP.FTS.B , 13 .94% , 2/16/27 .... 633 46
L2639543.UP.FTS.B , 14 .06% , 2/16/27 .... 5,528 5,384
FW2641444.UP.FTS.B , 14 .17% , 2/16/27 .. 4,125 296
L2637807.UP.FTS.B , 14 .59% , 2/16/27 .... 8,248 8,037
L2643572.UP.FTS.B , 14 .72% , 2/16/27 .... 1,113 1,085
FW2640160.UP.FTS.B , 14 .88% , 2/16/27 .. 12,826 12,497
L2644502.UP.FTS.B , 15 .74% , 2/16/27 .... 10,038 9,804
L2643245.UP.FTS.B , 15 .83% , 2/16/27 .... 12,223 11,915
L2642945.UP.FTS.B , 15 .91% , 2/16/27 .... 845 824

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
92
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2637690.UP.FTS.B , 16 .3% , 2/16/27 ... $ 3,700 $ 3,607
FW2643607.UP.FTS.B , 16 .31% , 2/16/27 .. 28,302 27,860
FW2638305.UP.FTS.B , 16 .48% , 2/16/27 .. 6,112 6,014
L2639711.UP.FTS.B , 16 .7% , 2/16/27 ..... 909 895
FW2641664.UP.FTS.B , 17 .29% , 2/16/27 .. 3,178 3,129
L2641429.UP.FTS.B , 17 .81% , 2/16/27 .... 7,474 7,361
L2641792.UP.FTS.B , 17 .85% , 2/16/27 .... 2,903 2,832
FW2641155.UP.FTS.B , 18 .14% , 2/16/27 .. 3,467 471
L2638277.UP.FTS.B , 18 .32% , 2/16/27 .... 2,895 2,850
L2640102.UP.FTS.B , 19 .59% , 2/16/27 .... 14,761 14,546
L2644725.UP.FTS.B , 19 .78% , 2/16/27 .... 5,780 5,668
L2643324.UP.FTS.B , 19 .84% , 2/16/27 .... 25,666 25,292
L2639587.UP.FTS.B , 20 .1% , 2/16/27 .... 2,353 2,307
FW2640938.UP.FTS.B , 20 .16% , 2/16/27 .. 6,419 6,299
L2643431.UP.FTS.B , 20 .38% , 2/16/27 .... 8,750 5,355
FW2644103.UP.FTS.B , 20 .8% , 2/16/27 ... 4,431 4,368
FW2639130.UP.FTS.B , 21 .01% , 2/16/27 .. 2,374 2,331
L2640498.UP.FTS.B , 21 .39% , 2/16/27 .... 6,941 508
FW2638136.UP.FTS.B , 21 .78% , 2/16/27 .. 4,787 4,702
L2641584.UP.FTS.B , 21 .92% , 2/16/27 .... 30,670 30,100
L2631819.UP.FTS.B , 22 .11% , 2/16/27 .... 15,858 15,582
L2637903.UP.FTS.B , 22 .13% , 2/16/27 .... 7,108 6,974
FW2640578.UP.FTS.B , 22 .42% , 2/16/27 .. 509 500
L2639752.UP.FTS.B , 22 .85% , 2/16/27 .... 30,207 29,642
L2644478.UP.FTS.B , 23 .24% , 2/16/27 .... 12,139 11,932
FW2641930.UP.FTS.B , 23 .25% , 2/16/27 .. 6,297 6,180
FW2640017.UP.FTS.B , 23 .28% , 2/16/27 .. 30,157 29,644
L2636952.UP.FTS.B , 23 .58% , 2/16/27 .... 6,865 497
FW2639691.UP.FTS.B , 23 .69% , 2/16/27 .. 11,081 10,896
FW2643737.UP.FTS.B , 23 .79% , 2/16/27 .. 9,542 9,381
L2644184.UP.FTS.B , 24 .14% , 2/16/27 .... 5,735 3,502
L2638887.UP.FTS.B , 24 .84% , 2/16/27 .... 1,231 1,211
L2642235.UP.FTS.B , 24 .97% , 2/16/27 .... 925 910
FW2642257.UP.FTS.B , 25 .15% , 2/16/27 .. 6,146 6,048
L2642246.UP.FTS.B , 25 .42% , 2/16/27 .... 1,398 882
L2637328.UP.FTS.B , 25 .43% , 2/16/27 .... 2,463 2,426
L2644251.UP.FTS.B , 25 .49% , 2/16/27 .... 749 737
L2643938.UP.FTS.B , 25 .5% , 2/16/27 .... 966 608
L2638678.UP.FTS.B , 25 .84% , 2/16/27 .... 6,209 6,112
L2640846.UP.FTS.B , 26 .29% , 2/16/27 .... 15,593 15,354
FW2641067.UP.FTS.B , 27 .08% , 2/16/27 .. 4,353 4,287
FW2638017.UP.FTS.B , 27 .09% , 2/16/27 .. 5,400 5,319
FW2636711.UP.FTS.B , 27 .4% , 2/16/27 ... 6,296 6,203
FW2644630.UP.FTS.B , 28 .55% , 2/16/27 .. 6,663 4,204
FW2642505.UP.FTS.B , 29 .14% , 2/16/27 .. 1,373 326
FW2638733.UP.FTS.B , 29 .69% , 2/16/27 .. 2,761 2,724
FW2639696.UP.FTS.B , 30 .14% , 2/16/27 .. 644 636
FW2640894.UP.FTS.B , 30 .14% , 2/16/27 .. 17,529 17,293
FW2639097.UP.FTS.B , 30 .54% , 2/16/27 .. 675 428
FW2632545.UP.FTS.B , 30 .71% , 2/16/27 .. 99 98
FW2644847.UP.FTS.B , 30 .77% , 2/16/27 .. 840 828
FW2643800.UP.FTS.B , 31 .1% , 2/16/27 ... 696 686
FW2638255.UP.FTS.B , 31 .12% , 2/16/27 .. 918 905
FW2641269.UP.FTS.B , 31 .13% , 2/16/27 .. 7,679 4,889
FW2642792.UP.FTS.B , 31 .15% , 2/16/27 .. 769 759
FW2639361.UP.FTS.B , 31 .17% , 2/16/27 .. 910 898
FW2638060.UP.FTS.B , 31 .21% , 2/16/27 .. 1,692 1,670
FW2645630.UP.FTS.B , 12 .87% , 2/17/27 .. 6,870 6,692
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2644980.UP.FTS.B , 12 .95% , 2/17/27 .... $ 1,026 $ 1,000
L2645342.UP.FTS.B , 13 .93% , 2/17/27 .... 16,471 16,045
FW2645588.UP.FTS.B , 15 .61% , 2/17/27 .. 2,198 2,164
FW2645675.UP.FTS.B , 15 .8% , 2/17/27 ... 15,317 15,079
L2641861.UP.FTS.B , 16 .53% , 2/17/27 .... 11,223 11,048
FW2645832.UP.FTS.B , 18 .88% , 2/17/27 .. 8,720 8,594
L2645010.UP.FTS.B , 20 .52% , 2/17/27 .... 6,548 6,427
FW2642053.UP.FTS.B , 21 .61% , 2/17/27 .. 2,499 2,456
L2645135.UP.FTS.B , 21 .7% , 2/17/27 .... 1,315 1,292
L2645378.UP.FTS.B , 22 .72% , 2/17/27 .... 3,225 2,028
L2645573.UP.FTS.B , 22 .94% , 2/17/27 .... 1,272 783
L2645131.UP.FTS.B , 25 .45% , 2/17/27 .... 896 211
FW2645900.UP.FTS.B , 26 .25% , 2/17/27 .. 1,247 1,228
FW2645571.UP.FTS.B , 26 .48% , 2/17/27 .. 2,498 2,461
FW2644973.UP.FTS.B , 28 .39% , 2/17/27 .. 5,427 5,350
FW2645842.UP.FTS.B , 30 .86% , 2/17/27 .. 1,991 1,965
L2633374.UP.FTS.B , 7 .21% , 2/18/27 .... 9,720 9,346
FW2639867.UP.FTS.B , 26 .3% , 2/19/27 ... 1,267 1,248
FW2642963.UP.FTS.B , 25 .88% , 2/21/27 .. 2,994 2,949
L2638208.UP.FTS.B , 25 .18% , 2/22/27 .... 1,551 1,528
L2642691.UP.FTS.B , 8 .69% , 2/23/27 .... 17,119 16,645
L2644708.UP.FTS.B , 25 .19% , 2/25/27 .... 2,860 2,817
FW2636201.UP.FTS.B , 12 .12% , 2/28/27 .. 3,805 3,701
L2633254.UP.FTS.B , 24 .29% , 2/28/27 .... 13,478 13,223
L2643974.UP.FTS.B , 25 .5% , 2/28/27 .... 2,261 2,228
FW2644598.UP.FTS.B , 29 .38% , 3/01/27 .. 7,237 7,143
L2645397.UP.FTS.B , 26 .19% , 3/13/27 .... 1,667 752
L1874238.UP.FTS.B , 17 .32% , 3/18/27 .... 2,959 2,898
L1872381.UP.FTS.B , 22 .4% , 3/18/27 .... 1,671 1,645
FW1873950.UP.FTS.B , 28 .68% , 3/18/27 .. 1,483 220
L1873977.UP.FTS.B , 12 .66% , 3/23/27 .... 6,949 6,755
L1874548.UP.FTS.B , 26 .04% , 3/26/27 .... 4,417 4,360
L1873528.UP.FTS.B , 25 .71% , 3/28/27 .... 4,917 4,846
FW1874302.UP.FTS.B , 13 .81% , 4/02/27 .. 26,832 26,095
FW1873464.UP.FTS.B , 22 .91% , 4/03/27 .. 1,898 1,866
L1947969.UP.FTS.B , 8 .25% , 4/09/27 .... 1,501 1,459
L2006384.UP.FTS.B , 18 .95% , 4/09/27 .... 8,061 7,937
L2004674.UP.FTS.B , 22 .44% , 4/09/27 .... 5,602 2,442
L2006933.UP.FTS.B , 23 .7% , 4/09/27 .... 3,819 3,759
L2006560.UP.FTS.B , 24 .67% , 4/09/27 .... 5,369 5,281
L2008993.UP.FTS.B , 25 .21% , 4/09/27 .... 6,548 6,413
L2009664.UP.FTS.B , 25 .29% , 4/09/27 .... 1,092 1,075
FW2007255.UP.FTS.B , 28 .65% , 4/09/27 .. 4,080 4,013
FW2009107.UP.FTS.B , 29 .81% , 4/09/27 .. 2,400 2,361
FW2007277.UP.FTS.B , 30 .98% , 4/09/27 .. 841 118
FW2008461.UP.FTS.B , 31 .23% , 4/09/27 .. 1,172 1,152
L2009332.UP.FTS.B , 18 .58% , 4/15/27 .... 1,656 1,618
L2077275.UP.FTS.B , 17 .44% , 4/19/27 .... 5,445 395
L2078117.UP.FTS.B , 17 .47% , 4/19/27 .... 2,197 456
FW2078808.UP.FTS.B , 19 .87% , 4/19/27 .. 16,325 138
L2080091.UP.FTS.B , 20 .35% , 4/19/27 .... 1,576 1,551
L2076557.UP.FTS.B , 21 .86% , 4/19/27 .... 18,100 17,864
L2078089.UP.FTS.B , 22 .76% , 4/19/27 .... 13,343 13,115
FW2078029.UP.FTS.B , 23 .15% , 4/19/27 .. 3,134 1,940
FW2077484.UP.FTS.B , 23 .29% , 4/19/27 .. 11,471 2,589
L2075052.UP.FTS.B , 25 .99% , 4/19/27 .... 3,345 2,090
FW2076494.UP.FTS.B , 27 .89% , 4/19/27 .. 3,995 3,952
FW2076836.UP.FTS.B , 31 .47% , 4/19/27 .. 5,411 3,408

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
93
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2005313.UP.FTS.B , 17 .04% , 4/20/27 .... $ 36,851 $ 7,507
FW2009466.UP.FTS.B , 29 .96% , 4/24/27 .. 1,402 1,386
FW2079511.UP.FTS.B , 9 .94% , 5/01/27 ... 4,246 1,599
L2199199.UP.FTS.B , 10 .28% , 5/07/27 .... 5,339 2,026
L2197172.UP.FTS.B , 11 .42% , 5/07/27 .... 5,458 1,078
FW2195774.UP.FTS.B , 11 .53% , 5/07/27 .. 21,862 21,212
L2196542.UP.FTS.B , 14 .21% , 5/07/27 .... 5,183 1,007
FW2198673.UP.FTS.B , 15 .71% , 5/07/27 .. 14,982 5,935
L2199844.UP.FTS.B , 16 .94% , 5/07/27 .... 6,438 6,252
L2197174.UP.FTS.B , 17 .08% , 5/07/27 .... 9,223 9,026
L2200120.UP.FTS.B , 19 .52% , 5/07/27 .... 8,413 1,086
FW2198237.UP.FTS.B , 21 .87% , 5/07/27 .. 3,441 733
L2185222.UP.FTS.B , 23 .13% , 5/07/27 .... 3,946 3,863
L2197891.UP.FTS.B , 23 .8% , 5/07/27 .... 2,408 2,355
L2199876.UP.FTS.B , 25 .33% , 5/07/27 .... 993 976
L2199661.UP.FTS.B , 25 .4% , 5/07/27 .... 2,012 271
FW2198564.UP.FTS.B , 27 .96% , 5/07/27 .. 3,292 3,236
FW2197220.UP.FTS.B , 29 .81% , 5/07/27 .. 1,881 1,853
FW2196279.UP.FTS.B , 31 .01% , 5/07/27 .. 2,480 2,438
FW2199111.UP.FTS.B , 31 .05% , 5/07/27 .. 1,374 308
L2203856.UP.FTS.B , 13 .82% , 5/08/27 .... 17,427 16,924
L2205206.UP.FTS.B , 15 .97% , 5/08/27 .... 20,346 19,969
L2205436.UP.FTS.B , 16 .02% , 5/08/27 .... 17,022 16,658
L2201272.UP.FTS.B , 16 .5% , 5/08/27 .... 2,875 2,794
L2205691.UP.FTS.B , 16 .93% , 5/08/27 .... 27,875 27,275
L2203740.UP.FTS.B , 19 .62% , 5/08/27 .... 1,511 1,478
FW2202220.UP.FTS.B , 20 .45% , 5/08/27 .. 13,685 13,398
L2198053.UP.FTS.B , 20 .47% , 5/08/27 .... 2,418 2,365
L2201398.UP.FTS.B , 22 .49% , 5/08/27 .... 8,841 8,670
L2202315.UP.FTS.B , 23 .12% , 5/08/27 .... 2,754 596
L2204624.UP.FTS.B , 23 .54% , 5/08/27 .... 15,993 7,013
L2204118.UP.FTS.B , 23 .56% , 5/08/27 .... 11,391 11,160
L2169986.UP.FTS.B , 24 .03% , 5/08/27 .... 9,671 9,467
FW2202542.UP.FTS.B , 24 .64% , 5/08/27 .. 3,645 3,589
L2205328.UP.FTS.B , 24 .68% , 5/08/27 .... 1,536 –
FW2201944.UP.FTS.B , 25 .52% , 5/08/27 .. 4,345 1,861
L2204916.UP.FTS.B , 25 .63% , 5/08/27 .... 9,040 652
L2206165.UP.FTS.B , 26 .19% , 5/08/27 .... 6,891 123
FW2206860.UP.FTS.B , 28 .2% , 5/08/27 ... 2,719 194
FW2200444.UP.FTS.B , 31 .21% , 5/08/27 .. 3,070 11
L2199654.UP.FTS.B , 12 .66% , 5/13/27 .... 3,417 3,314
L2195192.UP.FTS.B , 17 .22% , 5/15/27 .... 2,310 2,266
L2197038.UP.FTS.B , 12 .26% , 5/16/27 .... 2,252 2,184
FW2198942.UP.FTS.B , 24 .77% , 5/18/27 .. 11,595 11,359
L2203741.UP.FTS.B , 7 .33% , 5/23/27 .... 10,036 9,745
FW2199867.UP.FTS.B , 13 .82% , 5/23/27 .. 10,464 6,046
L2204897.UP.FTS.B , 23 .87% , 5/23/27 .... 17,403 10,383
FW2204874.UP.FTS.B , 17 .03% , 6/07/27 .. 6,168 6,027
L2412468.UP.FTS.B , 7 .67% , 6/11/27 ..... 28,190 10,180
L2412874.UP.FTS.B , 8 .03% , 6/11/27 ..... 3,942 3,826
L2412901.UP.FTS.B , 8 .44% , 6/11/27 ..... 8,529 8,281
L2408318.UP.FTS.B , 10 .27% , 6/11/27 .... 2,413 462
L2410725.UP.FTS.B , 15 .84% , 6/11/27 .... 11,953 11,609
FW2407472.UP.FTS.B , 18 .08% , 6/11/27 .. 16,849 16,371
L2402977.UP.FTS.B , 20 .95% , 6/11/27 .... 1,076 547
FW2406392.UP.FTS.B , 23 .41% , 6/11/27 .. 7,763 3,349
L2413373.UP.FTS.B , 23 .72% , 6/11/27 .... 24,004 23,585
FW2409812.UP.FTS.B , 24 .81% , 6/11/27 .. 2,135 2,081
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2410079.UP.FTS.B , 25 .81% , 6/11/27 .. $ 2,581 $ 355
FW2411228.UP.FTS.B , 26 .37% , 6/11/27 .. 2,866 2,818
L2407955.UP.FTS.B , 27% , 6/11/27 ...... 6,640 6,537
FW2413018.UP.FTS.B , 30 .69% , 6/11/27 .. 614 603
FW2410302.UP.FTS.B , 30 .97% , 6/11/27 .. 1,505 108
FW2411177.UP.FTS.B , 31 .23% , 6/11/27 .. 2,607 2,575
L2417948.UP.FTS.B , 8 .36% , 6/12/27 .... 619 601
L2415490.UP.FTS.B , 12 .71% , 6/12/27 .... 9,533 9,253
FW2417755.UP.FTS.B , 18 .05% , 6/12/27 .. 12,285 4,847
L2415568.UP.FTS.B , 19 .57% , 6/12/27 .... 1,723 1,689
L2415810.UP.FTS.B , 22 .13% , 6/12/27 .... 3,220 3,162
L2418697.UP.FTS.B , 22 .86% , 6/12/27 .... 3,022 2,964
L2417411.UP.FTS.B , 24% , 6/12/27 ...... 8,586 3,642
FW2415078.UP.FTS.B , 25 .67% , 6/12/27 .. 2,711 2,661
FW2414026.UP.FTS.B , 30 .61% , 6/12/27 .. 816 804
FW2418950.UP.FTS.B , 30 .94% , 6/12/27 .. 1,394 1,372
FW2418092.UP.FTS.B , 30 .98% , 6/12/27 .. 1,051 1,036
FW2420156.UP.FTS.B , 31 .98% , 6/12/27 .. 2,596 2,573
L2412701.UP.FTS.B , 25 .09% , 6/15/27 .... 690 677
FW2410113.UP.FTS.B , 29 .34% , 6/25/27 .. 2,612 2,568
FW2411936.UP.FTS.B , 13 .61% , 6/26/27 .. 4,692 4,553
L1708948.UP.FTS.B , 7 .47% , 7/14/27 .... 5,113 335
L1711759.UP.FTS.B , 15 .35% , 7/14/27 .... 5,057 4,976
L2633603.UP.FTS.B , 8 .38% , 7/15/27 .... 12,100 2,193
FW2636073.UP.FTS.B , 23 .1% , 7/15/27 ... 3,822 277
L2632041.UP.FTS.B , 23 .26% , 7/15/27 .... 7,869 7,707
FW2632915.UP.FTS.B , 24 .46% , 7/15/27 .. 10,345 10,125
L2633167.UP.FTS.B , 24 .54% , 7/15/27 .... 4,181 4,102
L2605748.UP.FTS.B , 25 .45% , 7/15/27 .... 1,280 1,257
FW2634310.UP.FTS.B , 27 .59% , 7/15/27 .. 5,275 5,186
FW2634423.UP.FTS.B , 28 .99% , 7/15/27 .. 17,030 16,820
L2638227.UP.FTS.B , 10 .2% , 7/16/27 .... 10,155 9,868
FW2639288.UP.FTS.B , 14 .3% , 7/16/27 ... 9,886 9,598
FW2637881.UP.FTS.B , 14 .54% , 7/16/27 .. 3,626 3,521
FW2644039.UP.FTS.B , 16 .97% , 7/16/27 .. 6,187 450
L2640734.UP.FTS.B , 17 .15% , 7/16/27 .... 32,393 18,919
L2640760.UP.FTS.B , 19 .65% , 7/16/27 .... 4,252 309
L2631654.UP.FTS.B , 20 .62% , 7/16/27 .... 14,966 14,641
L2639355.UP.FTS.B , 21 .49% , 7/16/27 .... 2,560 2,513
FW2644724.UP.FTS.B , 28 .24% , 7/16/27 .. 45,088 –
FW2641475.UP.FTS.B , 30 .33% , 7/16/27 .. 1,309 –
L2645113.UP.FTS.B , 10 .21% , 7/17/27 .... 4,953 4,801
L2642277.UP.FTS.B , 22 .82% , 7/17/27 .... 4,261 4,183
FW2645472.UP.FTS.B , 26 .31% , 7/17/27 .. 11,657 11,488
FW2644628.UP.FTS.B , 30 .88% , 7/24/27 .. 1,219 1,208
L2638196.UP.FTS.B , 7 .54% , 7/25/27 .... 10,325 9,885
L2631220.UP.FTS.B , 25 .21% , 7/28/27 .... 2,186 2,136
FW1873026.UP.FTS.B , 30 .69% , 8/18/27 .. 353 348
L2009631.UP.FTS.B , 16 .91% , 9/09/27 .... 4,077 4,003
L2005978.UP.FTS.B , 17 .84% , 9/09/27 .... 2,750 83
L2004813.UP.FTS.B , 23 .68% , 9/09/27 .... 3,892 3,817
FW2007802.UP.FTS.B , 23 .93% , 9/09/27 .. 24,496 9,807
FW2079138.UP.FTS.B , 24 .71% , 9/19/27 .. 9,988 1,403
FW2077874.UP.FTS.B , 30 .42% , 9/19/27 .. 5,041 4,985
L2004302.UP.FTS.B , 21 .93% , 9/24/27 .... 2,328 1,373
FW2199121.UP.FTS.B , 15 .58% , 10/07/27 . 14,487 2,623
L2199767.UP.FTS.B , 25 .65% , 10/07/27 ... 4,649 335
FW2199624.UP.FTS.B , 25 .75% , 10/07/27 . 8,490 1,113

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
94
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2198601.UP.FTS.B , 30 .14% , 10/07/27 . $ 3,463 $ –
L2202159.UP.FTS.B , 13 .54% , 10/08/27 ... 15,281 14,867
FW2202576.UP.FTS.B , 22 .89% , 10/08/27 . 7,058 –
L2206615.UP.FTS.B , 25 .87% , 10/08/27 ... 12,966 5,195
FW2202975.UP.FTS.B , 30 .2% , 10/08/27 .. 2,885 1,169
FW2205386.UP.FTS.B , 30 .87% , 10/08/27 . 7,635 1,063
L2200600.UP.FTS.B , 11 .71% , 10/23/27 ... 3,016 1,739
L2410681.UP.FTS.B , 14 .74% , 11/11/27 ... 1,444 297
L2413593.UP.FTS.B , 23 .06% , 11/11/27 ... 6,266 2,496
FW2410499.UP.FTS.B , 31 .67% , 11/11/27 . 1,170 1,150
L2414318.UP.FTS.B , 8 .81% , 11/12/27 .... 10,047 1,969
L2416327.UP.FTS.B , 17 .17% , 11/12/27 ... 15,966 15,507
FW2414721.UP.FTS.B , 28 .43% , 11/12/27 . 5,137 25
FW2415964.UP.FTS.B , 31 .16% , 11/12/27 . 860 849
L2644100.UP.FTS.B , 5 .16% , 12/16/27 .... 2,762 2,664
L2638486.UP.FTS.B , 25 .48% , 12/16/27 ... 6,761 6,661
FW2643411.UP.FTS.B , 29 .58% , 12/16/27 . 4,278 4,139
L1710242.UP.FTS.B , 16 .42% , 9/14/28 .... 2,053 1,993
L2008544.UP.FTS.B , 14 .54% , 11/09/28 ... 3,501 3,412
L1973640.UP.FTS.B , 20 .1% , 11/09/28 .... 7,695 7,479
L2009558.UP.FTS.B , 26 .34% , 11/09/28 ... 13,694 13,536
L2195991.UP.FTS.B , 26 .01% , 12/07/28 ... 7,128 7,034
L2197007.UP.FTS.B , 26 .07% , 12/07/28 ... 2,049 1,994
L2204377.UP.FTS.B , 25 .94% , 12/08/28 ... 3,465 3,374
L2635238.UP.FTS.B , 13 .81% , 2/15/29 .... 10,868 10,493
L2631621.UP.FTS.B , 15 .64% , 2/15/29 .... 15,907 15,367
L2633434.UP.FTS.B , 17 .36% , 2/15/29 .... 3,449 3,340
L2634808.UP.FTS.B , 26 .03% , 2/15/29 .... 1,607 1,531
L2637431.UP.FTS.B , 26 .27% , 7/15/29 .... 6,563 830
L2633894.UP.FTS.B , 26 .42% , 7/15/29 .... 4,155 3,932
FW1874507.UP.FTS.B , 7 .36% , 10/18/34 .. 547 40
FW1874503.UP.FTS.B , 9 .4% , 10/18/34 ... 1,368 104
L1872932.UP.FTS.B , 21 .9% , 10/18/34 .... 1,806 465
FW1873053.UP.FTS.B , 23 .65% , 10/18/34 . 405 29
L2009164.UP.FTS.B , 7 .47% , 11/09/34 .... 307 304
L2007742.UP.FTS.B , 8 .31% , 11/09/34 .... 78 77
FW2006255.UP.FTS.B , 8 .72% , 11/09/34 .. 81 80
L2006429.UP.FTS.B , 9 .93% , 11/09/34 .... 1,584 1,566
FW2005536.UP.FTS.B , 10 .27% , 11/09/34 . 641 56
L2009057.UP.FTS.B , 10 .3% , 11/09/34 .... 131 129
L2007022.UP.FTS.B , 11 .29% , 11/09/34 ... 65 64
L2000304.UP.FTS.B , 13 .97% , 11/09/34 ... 137 135
FW2004099.UP.FTS.B , 15 .18% , 11/09/34 . 102 101
L2005874.UP.FTS.B , 15 .93% , 11/09/34 ... 584 575
L1964575.UP.FTS.B , 16 .42% , 11/09/34 ... 70 68
L2006407.UP.FTS.B , 16 .56% , 11/09/34 ... 278 274
L2009557.UP.FTS.B , 16 .56% , 11/09/34 ... 415 354
L2009227.UP.FTS.B , 17 .41% , 11/09/34 ... 123 121
FW2006977.UP.FTS.B , 17 .62% , 11/09/34 . 175 172
L2009435.UP.FTS.B , 20 .15% , 11/09/34 ... 595 586
L2004417.UP.FTS.B , 20 .16% , 11/09/34 ... 214 183
L2008874.UP.FTS.B , 20 .27% , 11/09/34 ... 685 589
L2007505.UP.FTS.B , 20 .32% , 11/09/34 ... 116 114
L2008398.UP.FTS.B , 20 .91% , 11/09/34 ... 109 107
L2008922.UP.FTS.B , 22 .21% , 11/09/34 ... 75 74
L2009367.UP.FTS.B , 22 .33% , 11/09/34 ... 334 329
L2009655.UP.FTS.B , 22 .54% , 11/09/34 ... 138 135
L2010143.UP.FTS.B , 22 .58% , 11/09/34 ... 77 76
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2077512.UP.FTS.B , 6 .51% , 11/19/34 .... $ 152 $ 150
L2077314.UP.FTS.B , 7 .63% , 11/19/34 .... 142 140
L2079482.UP.FTS.B , 7 .7% , 11/19/34 ..... 201 199
L2077413.UP.FTS.B , 8 .09% , 11/19/34 .... 108 106
L2077593.UP.FTS.B , 8 .69% , 11/19/34 .... 314 301
L2077816.UP.FTS.B , 11% , 11/19/34 ..... 39 38
L2077041.UP.FTS.B , 11 .38% , 11/19/34 ... 142 141
FW2076817.UP.FTS.B , 16 .69% , 11/19/34 . 52 51
FW2078600.UP.FTS.B , 18 .83% , 11/19/34 . 36 35
FW2076493.UP.FTS.B , 20 .14% , 11/19/34 . 90 89
L2070757.UP.FTS.B , 20 .15% , 11/19/34 ... 65 64
L2080270.UP.FTS.B , 21 .47% , 11/19/34 ... 147 145
FW2078990.UP.FTS.B , 23 .53% , 11/19/34 . 215 213
5,065,202
Total Marketplace Loans (Cost $ 38,205,275 ) .....
$31,848,157

Franklin Strategic Series
Schedule of Investments (unaudited), October 31, 2024
Franklin Strategic Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
95
At October 31, 2024 , the Fund had the following futures contracts outstanding. See Note 1 ( d ).
At October 31, 2024 , the Fund had the following forward exchange contracts outstanding. See Note 1 ( d ).
At October 31, 2024 , the Fund had the following credit default swap contracts outstanding. See Note 1(d) .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Ultra Notes ................ Short 1,184 $ 134,680,000 12/19/24 $ 2,562,508
U.S. Treasury 2 Year Notes ..................... Short 87 17,917,242 12/31/24 32,046
U.S. Treasury 5 Year Notes ..................... Short 616 66,056,375 12/31/24 384,217
U.S. Treasury Long Bonds ..................... Long 3,665 432,355,469 12/19/24 (2,619,837)
U.S. Treasury Ultra Bonds ...................... Long 282 35,426,250 12/19/24 (737,599)
Total Futures Contracts ...................................................................... $(378,665)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. JPHQ Sell 2,800,000 3,120,985 11/22/24 $ 73,050 $ —
Euro ............. JPHQ Sell 2,600,000 2,834,685 1/21/25 — (3,386)
Columbian Peso .... JPHQ Sell 56,500,000,000 13,691,161 2/18/25 1,092,340 —
Total Forward Exchange Contracts ................................................... $1,165,390 $(3,386)
Net unrealized appreciation (depreciation) ............................................ $1,162,004
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts
Contracts to Sell Protection
(c) (d)
Single Name
Carnival Corp. .. 1.00% Quarterly CITI 6/20/27 7,090,000 $ 6,161 $ (676,365) $ 682,526 BB
Traded Index
CDX.NA.HY.33 . 5.00% Quarterly CITI 12/20/24 15,800,000 198,379 (25,272) 223,651
Non-
Investment
Grade
Total OTC Swap Contracts .............................................. $204,540 $(701,637) $906,177
Total Credit Default Swap Contracts .................................... $204,540 $ (701,637) $906,177

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
96
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
See Note 10 regarding other derivative information.
See Abbreviations on page 119.

Franklin Strategic Series
Financial Statements
Statement of Assets and Liabilities
October 31, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
97
Franklin
Strategic
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,669,127,760
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 77,537,877
Value - Unaffiliated issuers .................................................................. $2,538,578,694
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 77,739,541
Cash .................................................................................... 1,546,744
Receivables:
Investment securities sold ................................................................... 58,114,192
Capital shares sold ........................................................................ 524,379
Dividends and interest ..................................................................... 27,953,148
Deposits with brokers for:
TBA transactions ........................................................................ 2,364,023
Futures contracts ........................................................................ 12,596,545
Unrealized appreciation on OTC forward exchange contracts .......................................... 1,165,390
Unrealized appreciation on OTC swap contracts .................................................... 906,177
Deferred tax benefit ......................................................................... 287,971
Total assets .......................................................................... 2,721,776,804
Liabilities:
Payables:
Investment securities purchased .............................................................. 145,836,164
Capital shares redeemed ................................................................... 1,691,703
Management fees ......................................................................... 1,012,580
Distribution fees .......................................................................... 492,544
Transfer agent fees ........................................................................ 1,059,353
Trustees' fees and expenses ................................................................. 22
Variation margin on futures contracts ........................................................... 283,462
OTC swap contracts (upfront receipts $ 1,682,850 ) .................................................. 701,637
Unrealized depreciation on OTC forward exchange contracts .......................................... 3,386
Accrued expenses and other liabilities ........................................................... 1,280,138
Total liabilities ......................................................................... 152,360,989
Net assets, at value ................................................................. $2,569,415,815
Net assets consist of:
Paid-in capital ............................................................................. $3,716,543,310
Total distributable earnings (losses) ............................................................. (1,147,127,495)
Net assets, at value ................................................................. $2,569,415,815

Franklin Strategic Series
Financial Statements
Statement of Assets and Liabilities
(continued)
October 31, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
98
Franklin
Strategic
Income Fund
Class A:
Net assets, at value ....................................................................... $2,064,957,906
Shares outstanding ........................................................................ 248,346,433
Net asset value per share
a ,b
.................................................................. $8.31
Maximum offering price per share (net asset value per share ÷ 96 .25% )
b
................................ $8.63
Class C:
Net assets, at value ....................................................................... $58,014,872
Shares outstanding ........................................................................ 6,968,911
Net asset value and maximum offering price per share
a ,b
............................................ $8.32
Class R:
Net assets, at value ....................................................................... $36,986,659
Shares outstanding ........................................................................ 4,470,513
Net asset value and maximum offering price per share
b
............................................. $8.27
Class R6:
Net assets, at value ....................................................................... $133,509,911
Shares outstanding ........................................................................ 16,026,752
Net asset value and maximum offering price per share
b
............................................. $8.33
Advisor Class:
Net assets, at value ....................................................................... $275,946,467
Shares outstanding ........................................................................ 33,135,330
Net asset value and maximum offering price per share
b
............................................. $8.33
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Strategic Series
Financial Statements
Statement of Operations
for the six months ended October 31, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
99
Franklin
Strategic
Income Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $97,443
Non-controlled affiliates (Note 3 f ) ............................................................. 568,698
Interest: (net of foreign taxes of $1,997)
Unaffiliated issuers ........................................................................ 72,699,133
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 40,037
Total investment income ................................................................... 73,405,311
Expenses:
Management fees (Note 3 a ) ................................................................... 6,047,850
Distribution fees: (Note 3c )
    Class A ................................................................................ 2,644,420
    Class C ................................................................................ 202,269
    Class R ................................................................................ 93,208
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 1,613,492
    Class C ................................................................................ 47,408
    Class R ................................................................................ 28,442
    Class R6 ............................................................................... 27,256
    Advisor Class ............................................................................ 213,444
Custodian fees ............................................................................ 10,789
Reports to shareholders fees .................................................................. 135,187
Registration and filing fees .................................................................... 81,872
Professional fees ........................................................................... 73,678
Trustees' fees and expenses .................................................................. 14,395
Marketplace lending fees (Note 1 g ) ............................................................. 476,209
Other .................................................................................... 142,390
Total expenses ......................................................................... 11,852,309
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (45,509)
Net expenses ......................................................................... 11,806,800
Net investment income ................................................................ 61,598,511
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (9,826,919)
Foreign currency transactions ................................................................ 1,412
Forward exchange contracts ................................................................. (489,695)
Futures contracts ......................................................................... (581,465)
Swap contracts ........................................................................... 3,435,407
Net realized gain (loss) .................................................................. (7,461,260)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 73,459,301
Non-controlled affiliates (Note 3 f ) ............................................................ 201,664
Translation of other assets and liabilities denominated in foreign currencies .............................. (138)
Forward exchange contracts ................................................................. 1,504,298
Futures contracts ......................................................................... 2,162,471
Swap contracts ........................................................................... (2,467,013)
Net change in unrealized appreciation (depreciation) ............................................ 74,860,583
Net realized and unrealized gain (loss) ............................................................ 67,399,323
Net increase (decrease) in net assets resulting from operations .......................................... $128,997,834

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
100
Franklin Strategic Income Fund
Six Months Ended
October 31, 2024
(unaudited)
Year Ended
April 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $61,598,511 $124,266,922
Net realized gain (loss) ................................................. (7,461,260) (88,812,911)
Net change in unrealized appreciation (depreciation) ........................... 74,860,583 46,360,351
Net increase (decrease) in net assets resulting from operations ................ 128,997,834 81,814,362
Distributions to shareholders:
Class A ............................................................. (47,592,824) (100,911,285)
Class C ............................................................. (1,259,594) (3,286,225)
Class R ............................................................. (797,555) (1,669,519)
Class R6 ............................................................ (3,334,170) (6,651,004)
Advisor Class ........................................................ (6,644,994) (13,984,391)
Total distributions to shareholders .......................................... (59,629,137) (126,502,424)
Capital share transactions: (Note 2 )
Class A ............................................................. (69,865,112) (170,995,824)
Class C ............................................................. (8,631,956) (33,695,036)
Class R ............................................................. (4,652) (4,271,750)
Class R6 ............................................................ (3,211,117) 2,246,105
Advisor Class ........................................................ (3,627,164) (33,649,591)
Total capital share transactions ............................................ (85,340,001) (240,366,096)
Net increase (decrease) in net assets ................................... (15,971,304) (285,054,158)
Net assets:
Beginning of period ..................................................... 2,585,387,119 2,870,441,277
End of period .......................................................... $2,569,415,815 $2,585,387,119

Franklin Strategic Series
101
franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Franklin Strategic Income Fund
1. Organization and Significant Accounting Policies
Franklin Strategic Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of ten
separate funds. The Trust follows the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Franklin
Strategic Income Fund (Fund) is included in this report.
The Fund offers five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
Effective December 11, 2024, the Fund was renamed
Franklin Core Plus Bond Fund.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.

Franklin Strategic Series
Notes to Financial Statements (unaudited)
102
franklintempleton.com
Semiannual Report
Franklin Strategic Income Fund
(continued)
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery and to-be-
announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date. Collateral has been pledged and/or received for open TBA trades.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

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d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
1. Organization and Significant Accounting Policies
(continued)

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executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain or loss in the Statement of Operations.
See Note 10 regarding other derivative information.
e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. The Fund may receive income from the investment
of cash collateral, in addition to lending fees paid by the
borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any cash
collateral investment, securities loaned, and the risk that
the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At October 31, 2024, the
Fund had no securities on loan.
f. Business Development Companies
The Fund may invest in securities of closed-end investment
companies that have elected to be treated as a business
development company under the 1940 Act. The Fund
may purchase a business development company to gain
exposure to the securities in the underlying portfolio. The
risks of owning a business development company generally
reflect the risks of owning the underlying securities. Business development companies have expenses that reduce their
value.
g. Marketplace Lending
The Fund invests in loans obtained through marketplace
lending. Marketplace lending, sometimes referred to as
peer-to-peer lending, is a method of financing in which a
platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional forms of debt
financing. Prospective borrowers are required to provide
certain financial information to the platform, including, but not limited to, the intended purpose of the loan, income,
employment information, credit score, debt-to-income ratio,
credit history (including defaults and delinquencies) and
home ownership status. Based on this and other information,
the platform assigns its own credit rating to the borrower and sets the interest rate for the requested loan. The platform
then posts the borrowing requests online, giving investors
the opportunity to purchase the loans based on factors such
as the interest rates and expected yields of the loans, the
borrower background data, and the credit rating assigned by
the platform.
When the Fund invests in these loans, it usually purchases
all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform
or a third-party servicer typically continues to service the
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Strategic Series
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(continued)
loans, collecting payments and distributing them to the Fund, less any servicing fees assessed. The servicer is typically
responsible for taking actions against a borrower in the event of a default on the loan. Servicing fees, along with other
administration fees, are included in marketplace lending fees in the Statement of Operations. The Fund, as an investor in
a loan, would be entitled to receive payment only from the
borrower and would not be able to recover any deficiency
from the platform, except under very narrow circumstances.
The loans in which the Fund may invest are unsecured.
h. Mortgage Dollar Rolls
The Fund enters into mortgage dollar rolls, typically on a
TBA basis. Mortgage dollar rolls are agreements between
the Fund and a financial institution where the Fund sells
(or buys) mortgage-backed securities for delivery on a
specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
i. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
j. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of October 31, 2024, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
k. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. The Fund may
receive other income from investments in senior secured
corporate loans or unfunded commitments, including
amendment fees, consent fees or commitment fees. These
1. Organization and Significant Accounting Policies
(continued)
g. Marketplace Lending
(continued)

Franklin Strategic Series
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(continued)
fees are recorded as income when received by the Fund.
Facility fees are recognized as income over the expected
term of the loan. Dividend income is recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statement of Operations.
l. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
m. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
k. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Strategic Series
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2. Shares of Beneficial Interest
At October 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Six Months Ended
October 31, 2024
Year Ended
April 30, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 9,484,117 $79,163,660 23,437,662 $190,706,248
Shares issued in reinvestment of distributions .......... 5,431,714 45,172,149 11,794,890 95,599,096
Shares redeemed ............................... (23,317,233) (194,200,921) (56,252,438) (457,301,168)
Net increase (decrease) .......................... (8,401,402) $(69,865,112) (21,019,886) $(170,995,824)
Class C Shares:
Shares sold ................................... 342,367 $2,861,981 1,329,931 $10,821,894
Shares issued in reinvestment of distributions .......... 146,089 1,216,272 390,222 3,164,988
Shares redeemed
a
.............................. (1,524,506) (12,710,209) (5,865,539) (47,681,918)
Net increase (decrease) .......................... (1,036,050) $(8,631,956) (4,145,386) $(33,695,036)
Class R Shares:
Shares sold ................................... 433,179 $3,599,282 1,092,028 $8,854,611
Shares issued in reinvestment of distributions .......... 96,273 796,641 206,286 1,664,051
Shares redeemed ............................... (530,452) (4,400,575) (1,825,805) (14,790,412)
Net increase (decrease) .......................... (1,000) $(4,652) (527,491) $(4,271,750)
Class R6 Shares:
Shares sold ................................... 1,419,409 $11,839,071 3,992,186 $32,535,782
Shares issued in reinvestment of distributions .......... 344,618 2,872,372 698,322 5,671,757
Shares redeemed ............................... (2,143,518) (17,922,560) (4,414,945) (35,961,434)
Net increase (decrease) .......................... (379,491) $(3,211,117) 275,563 $2,246,105
Advisor Class Shares:
Shares sold ................................... 2,887,622 $24,123,592 5,739,585 $46,782,268
Shares issued in reinvestment of distributions .......... 567,186 4,726,517 1,223,635 9,933,617
Shares redeemed ............................... (3,894,878) (32,477,273) (11,151,327) (90,365,476)
Net increase (decrease) .......................... (440,070) $(3,627,164) (4,188,107) $(33,649,591)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Strategic Series
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(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended October 31, 2024, the annualized gross effective investment management fee rate was 0.460% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% In excess of $50 billion
Class A .................................................................................... 0.25%
Class C .................................................................................... 0.65%
Class R .................................................................................... 0.50%
3. Transactions with Affiliates
(continued)

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(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended October 31, 2024, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$592,276 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended October 31, 2024, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until August 31, 2025.
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $18,861
CDSC retained .............................................................................. $6,644
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Strategic Income Fund
Non-Controlled Affiliates
Dividends
Franklin BSP Real Estate Credit
BDC .................. $— $12,470,323 $— $— $201,664 $12,671,987 489,644 $—
Institutional Fiduciary Trust -
Money Market Portfolio, 4.582% 17,475,027 220,824,808 (173,232,281) — — 65,067,554 65,067,554 568,698
Total Affiliated Securities ... $17,475,027 $233,295,131 $(173,232,281) $— $201,664 $77,739,541 $568,698
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin Strategic Series
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(continued)
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At April 30, 2024, the capital loss carryforwards were as follows:
At October 31, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, paydown losses, payments-in-kind, bond discounts and premiums and derivative financial instruments.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2024, aggregated
$1,416,808,464 and $1,584,302,533, respectively.
6. Credit Risk and Defaulted Securities
At October 31, 2024, the Fund had 28.8% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At October
31, 2024, the aggregate value of these securities represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
7. Concentration of Risk
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by
Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $164,152,877
Long term ................................................................................ 828,540,547
Total capital loss carryforwards ............................................................... $992,693,424
Cost of investments .......................................................................... $2,766,682,628
Unrealized appreciation ........................................................................ $31,751,256
Unrealized depreciation ........................................................................ (181,127,770)
Net unrealized appreciation (depreciation) .......................................................... $(149,376,514)

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(continued)
whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Fund’s returns and net asset value.
8. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At October 31, 2024, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
9. Unfunded Capital Commitments
The Fund enters into certain capital commitments and may be obligated to perform on such agreements at a future date.
The Fund monitors these commitments and assesses the probability of required performance. For any agreements whose probability of performance is determined to be greater than remote, the Fund assesses the fair value of the commitment.
In instances where the probability of performance is greater than remote and the performance under the commitment would result in a material unrealized loss, the Fund recognizes such losses in the Statement of Assets and Liabilities and the Statement of Operations.
At October 31, 2024, the Fund had an unfunded capital commitment with a maximum amount of $11,404,677, for which no depreciation has been recognized.
Principal
Amount * /
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Strategic Income Fund
125,940,079
a
K2016470219 South Africa Ltd., A ............... 2/08/13 - 2/01/17 $ 977,123 $ —
12,532,821
a
K2016470219 South Africa Ltd., B ............... 2/01/17 9,307 —
6,000,000 WorkCapital BSD SARL, 2/13/26 ................ 2/15/19 750,000 —
20,000,000 WorkCapital BSD SARL, Term Loan, 6.5%, 1/01/38 .. 2/13/19 19,530,170 —
Total Restricted Securities (Value is —% of Net Assets) ............... $21,266,600 $—
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $— as of October 31, 2024.
7. Concentration of Risk
(continued)

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(continued)
10. Other Derivative Information
At October 31, 2024, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended October 31, 2024, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended October 31, 2024, the average month end notional amount of futures contracts and swap contracts represented $321,983,210 and $44,331,429, respectively. The average month end contract value of forward exchange contracts was $28,385,309.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Strategic Income Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 2,978,771
a
Variation margin on futures
contracts
$ 3,357,436
a
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
1,165,390 Unrealized depreciation on OTC
forward exchange contracts
3,386
Credit contracts ............
OTC swap contracts (upfront
payments)
— OTC swap contracts (upfront
receipts)
701,637
Unrealized appreciation on OTC
swap contracts
906,177 Unrealized depreciation on OTC
swap contracts
—
Total .................... $5,050,338 $4,062,459
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Strategic Income Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $(581,465) Futures contracts $2,162,471
Foreign exchange contracts .....
Forward exchange contracts (489,695) Forward exchange contracts 1,504,298
Credit contracts ...............
Swap contracts 3,435,407 Swap contracts (2,467,013)
Total ....................... $2,364,247 $1,199,756

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(continued)
At October 31, 2024, the Fund's OTC derivative assets and liabilities are as follows:
At October 31, 2024, OTC derivative assets, which may be offset against the Fund's OTC derivative liabilities and collateral received from the counterparty, are as follows:
At October 31, 2024, OTC derivative liabilities, which may be offset against the Fund's OTC derivative assets and collateral pledged to the counterparty, are as follows:
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Franklin Strategic Income Fund
Forward Exchange Contracts ............................. $ 1,165,390 $ 3,386
Swap Contracts ....................................... 906,177 701,637
Total ............................................. $2,071,567 $705,023
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a,b
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Franklin Strategic Income Fund
Counterparty
CITI ..................... $906,177 $(701,637) $(204,540) $— $—
JPHQ ................... 1,165,390 (3,386) (808,315) — 353,689
Total ................... $2,071,567 $(705,023) $ (1,012,855) $— $353,689
$ 1
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Franklin Strategic Income Fund
Counterparty
CITI ..................... $701,637 $(701,637) $— $— $—
JPHQ ................... 3,386 (3,386) — — —
Total ................... $705,023 $(705,023) $— $— $—
a
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of over collateralization.  Actual collateral received and/or pledged may be more than the amounts disclosed herein.
b
At October 31, 2024, the Fund received U.S Treasury Bills, Bonds and Notes as collateral for derivatives.
10. Other Derivative Information
(continued)

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(continued)
See Note 1(d) regarding derivative financial instruments.
See Abbreviations on page 119 .
11. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended October 31, 2024, the Fund did not use the Global Credit Facility.
12. Redemption In-Kind
During the year ended April 30, 2024, the Fund realized $20,660,421 of net losses resulting from in-kind transactions in which the Fund redeemed shares of the Franklin Floating Rate Income Fund, a series of Franklin Floating Rate Master Trust, for securities held by the underlying fund rather than for cash.
13. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2024, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Strategic Income Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ....................... $ — $ — $ —
a
$ —
Hotels, Restaurants & Leisure ............. — 1,360 — 1,360
Machinery ............................ — 663,126 — 663,126
10. Other Derivative Information
(continued)

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(continued)
Level 1 Level 2 Level 3 Total
Franklin Strategic Income Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Oil, Gas & Consumable Fuels ............. $ 35,007 $ 312,842 $ — $ 347,849
Management Investment Companies ......... — — 12,671,987 12,671,987
Preferred Stocks ......................... — 16,104 — 16,104
Warrants ............................... — — 5
a
5
Corporate Bonds :
Aerospace & Defense ................... — 27,766,220 — 27,766,220
Air Freight & Logistics ................... — 952,969 — 952,969
Automobile Components ................. — 24,678,944 — 24,678,944
Automobiles .......................... — 8,150,281 — 8,150,281
Banks ............................... — 165,744,981 — 165,744,981
Beverages ........................... — 8,488,164 — 8,488,164
Biotechnology ......................... — 10,433,951 — 10,433,951
Broadline Retail ....................... — 4,564,855 —
a
4,564,855
Building Products ...................... — 21,998,446 — 21,998,446
Capital Markets ........................ — 73,207,652 — 73,207,652
Chemicals ........................... — 34,511,206 — 34,511,206
Commercial Services & Supplies ........... — 30,394,461 — 30,394,461
Communications Equipment .............. — 5,414,537 — 5,414,537
Construction & Engineering ............... — 5,700,344 — 5,700,344
Construction Materials .................. — 7,339,612 — 7,339,612
Consumer Finance ..................... — 29,571,890 — 29,571,890
Consumer Staples Distribution & Retail ...... — 5,386,356 — 5,386,356
Containers & Packaging ................. — 27,403,460 — 27,403,460
Distributors ........................... — 4,388,076 — 4,388,076
Diversified Consumer Services ............ — 7,039,830 — 7,039,830
Diversified REITs ...................... — 7,069,062 — 7,069,062
Diversified Telecommunication Services ..... — 20,845,325 — 20,845,325
Electric Utilities ........................ — 64,570,403 — 64,570,403
Electrical Equipment .................... — 8,486,049 — 8,486,049
Electronic Equipment, Instruments &
Components ........................ — 15,054,519 — 15,054,519
Energy Equipment & Services ............. — 9,549,947 — 9,549,947
Entertainment ......................... — 5,479,734 — 5,479,734
Financial Services ...................... — 27,444,266 —
a
27,444,266
Food Products ........................ — 29,295,212 — 29,295,212
Gas Utilities .......................... — 1,948,447 — 1,948,447
Ground Transportation .................. — 21,413,993 — 21,413,993
Health Care Equipment & Supplies ......... — 22,391,828 — 22,391,828
Health Care Providers & Services .......... — 70,215,823 — 70,215,823
Health Care REITs ..................... — 5,005,089 — 5,005,089
Health Care Technology ................. — 7,402,637 — 7,402,637
Hotel & Resort REITs ................... — 9,390,817 — 9,390,817
Hotels, Restaurants & Leisure ............. — 53,440,681 — 53,440,681
Household Durables .................... — 14,234,747 — 14,234,747
Household Products .................... — 6,645,576 — 6,645,576
Independent Power and Renewable Electricity
Producers .......................... — 28,144,160 — 28,144,160
Insurance ............................ — 56,111,630 — 56,111,630
Interactive Media & Services .............. — 8,023,410 — 8,023,410
IT Services ........................... — 22,395,332 — 22,395,332
Life Sciences Tools & Services ............ — 2,756,900 — 2,756,900
Machinery ............................ — 15,781,170 — 15,781,170
Media ............................... — 49,654,541 — 49,654,541
Metals & Mining ....................... — 31,450,377 — 31,450,377
13. Fair Value Measurements
(continued)

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(continued)
Level 1 Level 2 Level 3 Total
Franklin Strategic Income Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Corporate Bonds: (continued)
Mortgage Real Estate Investment Trusts
(REITs) ............................ $ — $ 953,670 $ — $ 953,670
Multi-Utilities .......................... — 15,982,375 — 15,982,375
Oil, Gas & Consumable Fuels ............. — 144,889,100 — 144,889,100
Paper & Forest Products ................. — 10,029,488 — 10,029,488
Passenger Airlines ..................... — 13,455,902 — 13,455,902
Personal Care Products ................. — 23,715,688 — 23,715,688
Pharmaceuticals ....................... — 37,597,624 — 37,597,624
Specialized REITs ...................... — 8,439,276 — 8,439,276
Specialty Retail ........................ — 1,851,781 — 1,851,781
Technology Hardware, Storage & Peripherals . — 14,153,781 — 14,153,781
Textiles, Apparel & Luxury Goods .......... — 13,151,981 — 13,151,981
Tobacco ............................. — 21,125,847 — 21,125,847
Trading Companies & Distributors .......... — 33,024,997 — 33,024,997
Transportation Infrastructure .............. — 685,304 — 685,304
Wireless Telecommunication Services ....... — 26,257,078 25,797 26,282,875
Senior Floating Rate Interests ............... — 65,392,097 —
a
65,392,097
Marketplace Loans ....................... — — 31,848,157 31,848,157
Foreign Government and Agency Securities .... — 57,304,127 — 57,304,127
U.S. Government and Agency Securities ....... — 424,396,486 — 424,396,486
Asset-Backed Securities ................... — 68,296,212 — 68,296,212
Commercial Mortgage-Backed Securities ...... — 29,122,384 — 29,122,384
Mortgage-Backed Securities ................ — 318,792,973 — 318,792,973
Residential Mortgage-Backed Securities ....... — 59,600,215 — 59,600,215
Escrows and Litigation Trusts ............... — 120,000 —
a
120,000
Short Term Investments ................... 65,067,554 — — 65,067,554
Total Investments in Securities ........... $65,102,561 $2,506,669,728 $44,545,946 $2,616,318,235
Other Financial Instruments:
Forward Exchange Contracts ............... $— $1,165,390 $— $1,165,390
Futures Contracts ....................... 2,978,771 — — 2,978,771
Swap Contracts ......................... — 906,177 — 906,177
Total Other Financial Instruments ......... $2,978,771 $2,071,567 $— $5,050,338
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $3,386 $— $3,386
Futures Contracts ........................ 3,357,436 — — 3,357,436
Total Other Financial Instruments ......... $3,357,436 $3,386 $— $3,360,822
a
Includes financial instruments determined to have no value.
13. Fair Value Measurements
(continued)

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(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the  period . At October 31, 2024 , the reconciliation is as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Strategic Income Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ..... $ —
d
$ — $ — $ — $ — $ — $ — $ — $ —
d
$ —
Oil, Gas & Consumable
Fuels .......... 3,537,988 — (3,591,876) — — — — 53,888 — —
Management Investment
Companies :
Capital Markets ..... — 12,470,323 — — — — — 201,664 12,671,987 201,664
Warrants :
Machinery ......... 268 — — — — — — (263) 5 (263)
Oil, Gas & Consumable
Fuels .......... —
d
— —
d
— — — — — —
d
—
Software .......... —
d
— — — — — — — —
d
—
Corporate Bonds :
Broadline Retail ..... —
d
— — — — — — — —
d
—
Financial Services ... —
d
— — — — — — — —
d
—
Wireless
Telecommunication
Services ........ — — (10,629) 62,391 — 8,178 7,395 (41,538) 25,797 (40,117)
Senior Floating Rate
Interests :
Software .......... —
d
— — — — — — — —
d
—
Marketplace Loans :
Financial Services ... 37,995,687 7,590,776 (12,725,832) — — — (56,643) (955,831) 31,848,157 (1,520,361)
Escrows and Litigation
Trusts ........... —
d
— — — — — — — —
d
—
Total Investments in
Securities ............ $41,533,943 $20,061,099 $(16,328,337) $62,391 $— $8,178 $(49,248) $(742,080) $44,545,946 $(1,359,077)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
d
Includes financial instruments determined to have no value.
13. Fair Value Measurements
(continued)

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(continued)
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of October 31, 2024, are as follows:
14. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Strategic Income Fund
Assets:
Investments in Securities:
Marketplace Loans:
Financial Services $31,848,157 Discounted cash flow Loss-adjusted discount rate
1.9% – 12.6%
(9.7%)
Decrease
Projected loss rate 0.7% – 80.2%
(20.7%)
Decrease
All Other Investments . . . . . . . 12,697,789
c,d
Total . . . . . . . . . . . . . .
.........
$44,545,946
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
c
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
d
Includes financial instruments determined to have no value.
13. Fair Value Measurements
(continued)

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(continued)
Abbreviations
Counterparty
CITI
Citibank NA
JPHQ
JPMorgan Chase Bank NA
Cu r rency
BRL
Brazilian Real
COP
Colombian Peso
EUR
Euro
USD
United States Dollar
Selected Portfolio
BDC
Business Development Company
BZDIOVRA
Brazil Inter-Bank Deposit Rate
CLO
Collateralized Loan Obligation
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
FFCB
Federal Farm Credit Banks Funding Corp.
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
MBS
Mortgage-Backed Security
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
TBA
To-Be-Announced
TBD
To Be Determined
T-Note
Treasury Note

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FRANKLIN STRATEGIC SERIES
Franklin Strategic Income Fund
(Fund)
At an in-person meeting held on April 16, 2024 (Meeting), the Board of Trustees (Board) of Franklin Strategic Series (Trust),
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin
Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Management Agreement) for an additional one-year period. The
Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement.
In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the
Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of the Putnam family of funds into the FT family of funds and management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2023. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all retail and institutional multi-sector income funds. The
Board noted that the Fund’s annualized income return for the three-, five- and 10-year periods was above the median of its Performance Universe, but for the one-year period was below the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance
Universe, but for the five- and 10-year periods was below the median of its Performance Universe. The Board further noted
management’s view regarding the income-related attributes of the Fund (e.g. a fund’s investment objective) as set forth in the
Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board also noted that the Fund’s annualized income return was positive for all reporting periods. The Board concluded that the Fund’s performance was satisfactory.

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Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and for each other fund in its Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and 13 other multi-sector income funds. The Board noted that the
Management Rate and actual total expense ratio for the Fund were below the medians of its Expense Group with the
Management Rate in the first quintile (least expensive). The Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2023, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.

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Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that the Fund had experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term, but concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period.

4194-SFSOI 12/24
© 2024 Franklin Templeton. All rights reserved.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 13. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is reasonably likely to materially affect the internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 18. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 19. Exhibits.

(a) (1) N/A

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffery White, Chief Financial Officer, Chief Accounting Officer and Treasurer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffery White, Chief Financial Officer, Chief Accounting Officer and Treasurer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC SERIES

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	December 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	December 27, 2024

By	/s/ JEFFREY WHITE
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	December 27, 2024